UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03833-01
NYLIM VP FUNDS TRUST
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.

NYLIM VP Bond Portfolio
(formerly known as NYLI VP Bond Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Bond Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$27	0.55%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/23/1984	0.67%	3.80%	(0.26)%	1.45%
Bloomberg U.S. Aggregate Bond Index[2]		0.62%	3.79%	0.08%	1.54%
Morningstar Intermediate Core Bond Category Average[3]		0.69%	3.77%	0.08%	1.57%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$536,895,098%
Total number of portfolio holdings	293%
Portfolio turnover rate	139%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Bonds, 5.00%, due 5/15/46-5/15/56	11.8%
UMBS, 30 Year, 1.50%-7.50%, due 7/1/28-5/1/54	10.0%
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-4/30/33	7.0%
UMBS Pool, 30 Year, 2.00%-5.50%, due 11/1/50-2/1/55	4.1%
GNMA, 0.689%-6.00%, due 6/20/51-4/16/65	3.2%
FNMA, Other, 2.50%-4.50%, due 6/1/62-6/1/64	2.2%
GNMA II, Single Family, 30 Year, 2.50%-5.50%, due 10/20/51-7/15/56	2.2%
GNMA II, 30 Year, 2.00%-4.50%, due 3/20/51-9/20/52	1.3%
BX Trust, 3.856%-5.325%, due 12/9/41-7/15/44	1.3%
Pacific Gas and Electric Co., 5.45%-6.95%, due 6/15/27-3/1/55	1.1%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	39.7%
Corporate Bonds	32.8%
Mortgage-Backed Securities	16.2%
Asset-Backed Securities	10.2%
Short-Term Investment	0.3%
Other Assets, Less Liabilities	0.8%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034655
VPB10INL-08/26
NYLIM VP Bond Portfolio

NYLIM VP Bond Portfolio
(formerly known as NYLI VP Bond Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Bond Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$40	0.80%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	0.55%	3.54%	(0.51)%	1.20%
Bloomberg U.S. Aggregate Bond Index[2]		0.62%	3.79%	0.08%	1.54%
Morningstar Intermediate Core Bond Category Average[3]		0.69%	3.77%	0.08%	1.57%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$536,895,098%
Total number of portfolio holdings	293%
Portfolio turnover rate	139%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Bonds, 5.00%, due 5/15/46-5/15/56	11.8%
UMBS, 30 Year, 1.50%-7.50%, due 7/1/28-5/1/54	10.0%
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-4/30/33	7.0%
UMBS Pool, 30 Year, 2.00%-5.50%, due 11/1/50-2/1/55	4.1%
GNMA, 0.689%-6.00%, due 6/20/51-4/16/65	3.2%
FNMA, Other, 2.50%-4.50%, due 6/1/62-6/1/64	2.2%
GNMA II, Single Family, 30 Year, 2.50%-5.50%, due 10/20/51-7/15/56	2.2%
GNMA II, 30 Year, 2.00%-4.50%, due 3/20/51-9/20/52	1.3%
BX Trust, 3.856%-5.325%, due 12/9/41-7/15/44	1.3%
Pacific Gas and Electric Co., 5.45%-6.95%, due 6/15/27-3/1/55	1.1%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	39.7%
Corporate Bonds	32.8%
Mortgage-Backed Securities	16.2%
Asset-Backed Securities	10.2%
Short-Term Investment	0.3%
Other Assets, Less Liabilities	0.8%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034655
VPB10S-08/26
NYLIM VP Bond Portfolio

NYLIM VP MacKay U.S. Infrastructure Bond Portfolio
(formerly known as NYLI VP MacKay U.S. Infrastructure Bond Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP MacKay U.S. Infrastructure Bond Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$28	0.57%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	0.81%	4.32%	0.47%	1.13%
Bloomberg U.S. Aggregate Bond Index[2]		0.62%	3.79%	0.08%	1.54%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		0.60%	4.53%	1.09%	2.54%
Morningstar Intermediate Core Bond Category Average[4]		0.69%	3.77%	0.08%	1.57%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$225,805,966%
Total number of portfolio holdings	151%
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
State of Hawaii, 1.695%-5.159%, due 8/1/32-10/1/41	3.7%
State of Illinois, 4.62%-6.725%, due 5/1/31-6/15/38	3.5%
City of New York, 1.923%-5.75%, due 8/1/31-2/1/40	3.3%
State of California, 7.55%-7.60%, due 4/1/39-11/1/40	3.2%
New York City Transitional Finance Authority, 1.97%-5.01%, due 5/1/32-5/1/34	3.1%
New York State Dormitory Authority, 2.202%-5.228%, due 7/1/32-7/1/35	3.0%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-9/1/43	2.8%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.5%
Oregon State Lottery, 5.031%-5.093%, due 4/1/34-4/1/35	2.3%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	2.2%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	93.9%
Corporate Bonds	4.6%
Short-Term Investment	1.4%
Other Assets, Less Liabilities	0.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035076
VPG10INL-08/26
NYLIM VP MacKay U.S. Infrastructure Bond Portfolio

NYLIM VP MacKay U.S. Infrastructure Bond Portfolio
(formerly known as NYLI VP MacKay U.S. Infrastructure Bond Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP MacKay U.S. Infrastructure Bond Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$41	0.82%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	0.68%	4.05%	0.22%	0.88%
Bloomberg U.S. Aggregate Bond Index[2]		0.62%	3.79%	0.08%	1.54%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		0.60%	4.53%	1.09%	2.54%
Morningstar Intermediate Core Bond Category Average[4]		0.69%	3.77%	0.08%	1.57%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$225,805,966%
Total number of portfolio holdings	151%
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
State of Hawaii, 1.695%-5.159%, due 8/1/32-10/1/41	3.7%
State of Illinois, 4.62%-6.725%, due 5/1/31-6/15/38	3.5%
City of New York, 1.923%-5.75%, due 8/1/31-2/1/40	3.3%
State of California, 7.55%-7.60%, due 4/1/39-11/1/40	3.2%
New York City Transitional Finance Authority, 1.97%-5.01%, due 5/1/32-5/1/34	3.1%
New York State Dormitory Authority, 2.202%-5.228%, due 7/1/32-7/1/35	3.0%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-9/1/43	2.8%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.5%
Oregon State Lottery, 5.031%-5.093%, due 4/1/34-4/1/35	2.3%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	2.2%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	93.9%
Corporate Bonds	4.6%
Short-Term Investment	1.4%
Other Assets, Less Liabilities	0.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035076
VPG10S-08/26
NYLIM VP MacKay U.S. Infrastructure Bond Portfolio

NYLIM VP MacKay High Yield Corporate Bond Portfolio
(formerly known as NYLI VP MacKay High Yield Corporate Bond Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP MacKay High Yield Corporate Bond Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$29	0.59%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1995	1.83%	4.88%	3.97%	5.47%
Bloomberg U.S. Aggregate Bond Index[2]		0.62%	3.79%	0.08%	1.54%
ICE BofA U.S. High Yield Constrained Index[3]		1.89%	5.74%	4.13%	5.69%
Morningstar High Yield Bond Category Average[4]		1.96%	5.70%	3.89%	5.12%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$3,114,444,584%
Total number of portfolio holdings	666%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-7/31/34	2.5%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Hilton Domestic Operating Co., Inc., 4.00%-6.125%, due 1/15/30-3/31/34	1.4%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.3%
Talen Energy Supply LLC, 5.644%-6.50%, due 5/1/31-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.0%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.0%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
Mineral Resources Ltd., 6.00%-9.25%, due 10/1/28-5/1/34	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	88.4%
Loan Assignments	5.4%
Common Stocks	0.9%
Preferred Stock	0.5%
Convertible Bond	0.2%
Other Assets, Less Liabilities	4.6%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029471
VPHYCB10INL-08/26
NYLIM VP MacKay High Yield Corporate Bond Portfolio

NYLIM VP MacKay High Yield Corporate Bond Portfolio
(formerly known as NYLI VP MacKay High Yield Corporate Bond Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP MacKay High Yield Corporate Bond Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$42	0.84%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	1.70%	4.61%	3.71%	5.20%
Bloomberg U.S. Aggregate Bond Index[2]		0.62%	3.79%	0.08%	1.54%
ICE BofA U.S. High Yield Constrained Index[3]		1.89%	5.74%	4.13%	5.69%
Morningstar High Yield Bond Category Average[4]		1.96%	5.70%	3.89%	5.12%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$3,114,444,584%
Total number of portfolio holdings	666%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-7/31/34	2.5%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Hilton Domestic Operating Co., Inc., 4.00%-6.125%, due 1/15/30-3/31/34	1.4%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.3%
Talen Energy Supply LLC, 5.644%-6.50%, due 5/1/31-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.0%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.0%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
Mineral Resources Ltd., 6.00%-9.25%, due 10/1/28-5/1/34	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	88.4%
Loan Assignments	5.4%
Common Stocks	0.9%
Preferred Stock	0.5%
Convertible Bond	0.2%
Other Assets, Less Liabilities	4.6%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029471
VPHYCB10S-08/26
NYLIM VP MacKay High Yield Corporate Bond Portfolio

NYLIM VP MacKay Strategic Bond Portfolio
(formerly known as NYLI VP MacKay Strategic Bond Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP MacKay Strategic Bond Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$33	0.65%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	4/29/2011	1.83%	5.33%	4.02%	4.26%
Bloomberg U.S. Aggregate Bond Index[2]		0.62%	3.79%	0.08%	1.54%
Morningstar Multisector Bond Category Average[3]		0.99%	5.31%	2.75%	3.77%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bonds assets in securities that are not rated by a major agency such as Standard  & Poor’s or Moody’s at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$521,477,172%
Total number of portfolio holdings	525%
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.375%, due 4/15/29-5/15/36	5.4%
GNMA, (zero coupon)-5.083%, due 7/20/44-3/16/66	3.7%
Connecticut Avenue Securities Trust, 5.328%-12.992%, due 11/25/39-2/25/45	3.0%
FHLMC STACR REMIC Trust, 5.278%-12.128%, due 9/25/41-1/25/50	1.9%
Flagship Credit Auto Trust, 2.26%-5.80%, due 12/15/27-3/15/29	1.6%
FHLMC STACR Trust, 8.542%-14.992%, due 9/25/47-4/25/49	1.6%
Multifamily Connecticut Avenue Securities Trust, 6.728%-11.242%, due 10/25/49-5/25/55	1.3%
Commercial Mortgage Trust, 2.773%-4.921%, due 9/15/33-2/10/49	1.3%
Exeter Automobile Receivables Trust, 5.57%-7.52%, due 10/15/29-6/15/33	1.2%
FHLMC, (zero coupon)-3.50%, due 12/25/48-8/15/56	1.1%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	41.7%
Mortgage-Backed Securities	25.9%
Asset-Backed Securities	12.3%
Foreign Government Bonds	7.2%
U.S. Government & Federal Agencies	5.8%
Loan Assignments	5.0%
Short-Term Investments	3.3%
Other Assets, Less Liabilities	(1.2)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029527
VPUB10INL-08/26
NYLIM VP MacKay Strategic Bond Portfolio

NYLIM VP MacKay Strategic Bond Portfolio
(formerly known as NYLI VP MacKay Strategic Bond Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP MacKay Strategic Bond Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$45	0.90%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	4/29/2011	1.71%	5.07%	3.77%	4.00%
Bloomberg U.S. Aggregate Bond Index[2]		0.62%	3.79%	0.08%	1.54%
Morningstar Multisector Bond Category Average[3]		0.99%	5.31%	2.75%	3.77%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bonds assets in securities that are not rated by a major agency such as Standard  & Poor’s or Moody’s at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$521,477,172%
Total number of portfolio holdings	525%
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.375%, due 4/15/29-5/15/36	5.4%
GNMA, (zero coupon)-5.083%, due 7/20/44-3/16/66	3.7%
Connecticut Avenue Securities Trust, 5.328%-12.992%, due 11/25/39-2/25/45	3.0%
FHLMC STACR REMIC Trust, 5.278%-12.128%, due 9/25/41-1/25/50	1.9%
Flagship Credit Auto Trust, 2.26%-5.80%, due 12/15/27-3/15/29	1.6%
FHLMC STACR Trust, 8.542%-14.992%, due 9/25/47-4/25/49	1.6%
Multifamily Connecticut Avenue Securities Trust, 6.728%-11.242%, due 10/25/49-5/25/55	1.3%
Commercial Mortgage Trust, 2.773%-4.921%, due 9/15/33-2/10/49	1.3%
Exeter Automobile Receivables Trust, 5.57%-7.52%, due 10/15/29-6/15/33	1.2%
FHLMC, (zero coupon)-3.50%, due 12/25/48-8/15/56	1.1%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	41.7%
Mortgage-Backed Securities	25.9%
Asset-Backed Securities	12.3%
Foreign Government Bonds	7.2%
U.S. Government & Federal Agencies	5.8%
Loan Assignments	5.0%
Short-Term Investments	3.3%
Other Assets, Less Liabilities	(1.2)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029527
VPUB10S-08/26
NYLIM VP MacKay Strategic Bond Portfolio

NYLIM VP PIMCO Real Return Portfolio
(formerly known as NYLI VP PIMCO Real Return Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP PIMCO Real Return Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$49	0.98%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	1.11%	3.71%	1.26%	2.82%
Bloomberg U.S. Aggregate Bond Index[2]		0.62%	3.79%	0.08%	1.54%
Bloomberg U.S. TIPS Index[3]		1.15%	3.42%	1.01%	2.58%
Morningstar Inflation-Protected Bond Category Average[4]		0.98%	3.03%	0.27%	2.17%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.

4.
The Morningstar Inflation-Protected Bond Category Average is representative of funds that invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$396,640,254%
Total number of portfolio holdings	459%
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 4/15/27-1/15/36	75.7%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/28-2/15/55	21.4%
UMBS, Single Family, 30 Year, 4.00%-6.00%, due 7/25/56-8/25/56	10.4%
GNMA, 4.389%-4.926%, due 9/20/55-10/20/75	3.3%
GNMA II, Single Family, 30 Year, 3.50%, due 3/20/52-3/20/56	3.0%
Italy Buoni Poliennali del Tesoro, 0.10%-1.80%, due 5/15/30-5/15/36	2.4%
FHLMC, 4.107%-5.128%, due 7/15/44-8/15/57	2.3%
Japan Government CPI Linked Bond, 0.005%-0.10%, due 3/10/28-3/10/35	2.3%
United Kingdom Gilt, 4.00%, due 10/22/31	2.0%
FNMA, 4.658%-6.207%, due 11/1/34-6/25/55	0.8%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	111.2%
Foreign Government Bonds	8.7%
Mortgage-Backed Securities	7.5%
Asset-Backed Securities	5.5%
Corporate Bonds	1.4%
Short-Term Investment	0.6%
Short-Term Investments Sold Short	(18.8)%
Other Assets, Less Liabilities	(16.1)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029480
VPPRR10INL-08/26
NYLIM VP PIMCO Real Return Portfolio

NYLIM VP PIMCO Real Return Portfolio
(formerly known as NYLI VP PIMCO Real Return Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP PIMCO Real Return Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$61	1.23%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	0.99%	3.45%	1.00%	2.56%
Bloomberg U.S. Aggregate Bond Index[2]		0.62%	3.79%	0.08%	1.54%
Bloomberg U.S. TIPS Index[3]		1.15%	3.42%	1.01%	2.58%
Morningstar Inflation-Protected Bond Category Average[4]		0.98%	3.03%	0.27%	2.17%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.

4.
The Morningstar Inflation-Protected Bond Category Average is representative of funds that invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$396,640,254%
Total number of portfolio holdings	459%
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 4/15/27-1/15/36	75.7%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/28-2/15/55	21.4%
UMBS, Single Family, 30 Year, 4.00%-6.00%, due 7/25/56-8/25/56	10.4%
GNMA, 4.389%-4.926%, due 9/20/55-10/20/75	3.3%
GNMA II, Single Family, 30 Year, 3.50%, due 3/20/52-3/20/56	3.0%
Italy Buoni Poliennali del Tesoro, 0.10%-1.80%, due 5/15/30-5/15/36	2.4%
FHLMC, 4.107%-5.128%, due 7/15/44-8/15/57	2.3%
Japan Government CPI Linked Bond, 0.005%-0.10%, due 3/10/28-3/10/35	2.3%
United Kingdom Gilt, 4.00%, due 10/22/31	2.0%
FNMA, 4.658%-6.207%, due 11/1/34-6/25/55	0.8%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	111.2%
Foreign Government Bonds	8.7%
Mortgage-Backed Securities	7.5%
Asset-Backed Securities	5.5%
Corporate Bonds	1.4%
Short-Term Investment	0.6%
Short-Term Investments Sold Short	(18.8)%
Other Assets, Less Liabilities	(16.1)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029480
VPPRR10S-08/26
NYLIM VP PIMCO Real Return Portfolio

NYLIM VP Floating Rate Portfolio
(formerly known as NYLI VP Floating Rate Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Floating Rate Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$32	0.64%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/2/2005	1.14%	3.63%	5.17%	4.73%
Bloomberg U.S. Aggregate Bond Index[2]		0.62%	3.79%	0.08%	1.54%
Morningstar LSTA US Leveraged Loan Index[3]		1.31%	4.36%	6.01%	5.50%
Morningstar Bank Loan Category Average[4]		1.36%	4.11%	5.11%	4.53%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,131,732,615%
Total number of portfolio holdings	487%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 5.894%-6.75%, due 3/22/30-1/31/34	1.0%
Univision Communications, Inc., 7.008%-8.50%, due 1/23/29-7/31/31	0.8%
McAfee Corp., 6.644%, due 3/1/29	0.8%
Hologic, Inc., 5.995%, due 4/7/33	0.8%
Indy US Holdco LLC, 5.894%, due 10/31/30	0.7%
Acrisure LLC, 6.644%-8.50%, due 2/1/29-6/21/32	0.7%
Clydesdale Acquisition Holdings, Inc., 6.75%-8.75%, due 4/13/29-4/15/32	0.7%
AthenaHealth Group, Inc., 6.894%, due 2/16/32	0.7%
Asurion LLC, 7.413%-9.175%, due 1/19/29-2/23/33	0.7%
SCIH Salt Holdings, Inc., 6.35%, due 1/31/29	0.6%
* Excluding short-term investments
Top Industries
Services: Business	7.5%
Finance	7.5%
Software	5.5%
Chemicals, Plastics & Rubber	5.4%
Insurance	4.5%
Electronics	4.4%
High Tech Industries	3.8%
Aerospace & Defense	3.7%
Automobile	3.5%
Other Asset-Backed Securities	3.5%
Other	50.7%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029462
VPFR10INL-08/26
NYLIM VP Floating Rate Portfolio

NYLIM VP Floating Rate Portfolio
(formerly known as NYLI VP Floating Rate Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Floating Rate Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$44	0.89%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	5/2/2005	1.01%	3.37%	4.90%	4.46%
Bloomberg U.S. Aggregate Bond Index[2]		0.62%	3.79%	0.08%	1.54%
Morningstar LSTA US Leveraged Loan Index[3]		1.31%	4.36%	6.01%	5.50%
Morningstar Bank Loan Category Average[4]		1.36%	4.11%	5.11%	4.53%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,131,732,615%
Total number of portfolio holdings	487%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 5.894%-6.75%, due 3/22/30-1/31/34	1.0%
Univision Communications, Inc., 7.008%-8.50%, due 1/23/29-7/31/31	0.8%
McAfee Corp., 6.644%, due 3/1/29	0.8%
Hologic, Inc., 5.995%, due 4/7/33	0.8%
Indy US Holdco LLC, 5.894%, due 10/31/30	0.7%
Acrisure LLC, 6.644%-8.50%, due 2/1/29-6/21/32	0.7%
Clydesdale Acquisition Holdings, Inc., 6.75%-8.75%, due 4/13/29-4/15/32	0.7%
AthenaHealth Group, Inc., 6.894%, due 2/16/32	0.7%
Asurion LLC, 7.413%-9.175%, due 1/19/29-2/23/33	0.7%
SCIH Salt Holdings, Inc., 6.35%, due 1/31/29	0.6%
* Excluding short-term investments
Top Industries
Services: Business	7.5%
Finance	7.5%
Software	5.5%
Chemicals, Plastics & Rubber	5.4%
Insurance	4.5%
Electronics	4.4%
High Tech Industries	3.8%
Aerospace & Defense	3.7%
Automobile	3.5%
Other Asset-Backed Securities	3.5%
Other	50.7%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029462
VPFR10S-08/26
NYLIM VP Floating Rate Portfolio

NYLIM VP U.S. Government Money Market Portfolio
(formerly known as NYLI VP U.S. Government Money Market Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP U.S. Government Money Market Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$14	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective August 26, 2016 and October 14, 2016, the Portfolio modified its principal investment strategies in connection with commencing operations as a “government money market fund.” Consequently the performance information below may have been different if the current investment strategies had been in effect during the period prior to the Portfolio commencing operations as a “government money market fund.” For certain periods, the Manager voluntarily has waived or reimbursed the Portfolio’s expenses to the extent it deemed appropriate to enhance the Portfolio's yield during periods when expenses had a significant impact on yield because of low interest rates. Without these waivers or reimbursements, the Portfolio’s returns would have been lower.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	1.70%	3.70%	3.36%	2.06%
Average Lipper Variable Products U.S. Government Money Market Portfolio[2]		1.62%	3.55%	3.24%	1.99%
Morningstar Prime Money Market Category Average[3]		1.65%	3.64%	3.34%	2.16%
1.	Not annualized.
2.
The Average Lipper Variable Products U.S. Government Money Market Portfolio is an equally weighted performance average consisting of funds that invest 99.5% of their assets in cash, government securities and/or repurchase agreements that are collateralized solely by government securities or cash, and have a weighted average maturity of 60 days or less. These funds intend to keep a constant net asset value.

3.
The Morningstar Prime Money Market Category Average is representative of funds that invest in short-term money market securities in order to provide a level of current income that is consistent with the preservation of capital. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$814,089,896
Total number of portfolio holdings	31
Graphical Representation of Holdings
The table below shows the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Portfolio Composition
Government Agency Debt	37.9%
Treasury Debt	31.1%
Treasury Repurchase Agreements	31.0%
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034715
VPUSGMM10INL-08/26
NYLIM VP U.S. Government Money Market Portfolio

NYLIM VP Moderate Allocation Portfolio
(formerly known as NYLI VP Moderate Allocation Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Moderate Allocation Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$2	0.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	8.44%	15.41%	5.80%	7.58%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
S&P 500®Index[3]		10.21%	22.33%	13.41%	15.51%
MSCI EAFE® Index (Net)[4]		9.44%	20.23%	9.05%	9.66%
Bloomberg U.S. Aggregate Bond Index[5]		0.62%	3.79%	0.08%	1.54%
Moderate Allocation Composite Index[6]		6.38%	14.52%	7.49%	9.15%
Morningstar Global Moderate Allocation Category Average[7]		8.07%	16.58%	6.47%	7.55%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%,15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$661,134,675%
Total number of portfolio holdings	44%
Portfolio turnover rate	18%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	56.9%
Fixed Income Funds	33.5%
Short-Term Investment	9.1%
Other Assets, Less Liabilities	0.5%

Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029444
VPMODA10INL-08/26
NYLIM VP Moderate Allocation Portfolio

NYLIM VP Moderate Allocation Portfolio
(formerly known as NYLI VP Moderate Allocation Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Moderate Allocation Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$15	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	8.31%	15.12%	5.53%	7.31%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
S&P 500®Index[3]		10.21%	22.33%	13.41%	15.51%
MSCI EAFE® Index (Net)[4]		9.44%	20.23%	9.05%	9.66%
Bloomberg U.S. Aggregate Bond Index[5]		0.62%	3.79%	0.08%	1.54%
Moderate Allocation Composite Index[6]		6.38%	14.52%	7.49%	9.15%
Morningstar Global Moderate Allocation Category Average[7]		8.07%	16.58%	6.47%	7.55%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%,15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$661,134,675%
Total number of portfolio holdings	44%
Portfolio turnover rate	18%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	56.9%
Fixed Income Funds	33.5%
Short-Term Investment	9.1%
Other Assets, Less Liabilities	0.5%

Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029444
VPMODA10S-08/26
NYLIM VP Moderate Allocation Portfolio

NYLIM VP Growth Allocation Portfolio
(formerly known as NYLI VP Growth Allocation Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Growth Allocation Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$2	0.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	10.88%	19.46%	7.31%	9.39%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
S&P 500®Index[3]		10.21%	22.33%	13.41%	15.51%
MSCI EAFE® Index (Net)[4]		9.44%	20.23%	9.05%	9.66%
Bloomberg U.S. Aggregate Bond Index[5]		0.62%	3.79%	0.08%	1.54%
Growth Allocation Composite Index[6]		8.25%	18.20%	9.95%	11.64%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		10.12%	19.63%	8.02%	9.51%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$993,953,411%
Total number of portfolio holdings	44%
Portfolio turnover rate	16%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	77.3%
Fixed Income Funds	13.7%
Short-Term Investment	8.8%
Other Assets, Less Liabilities	0.2%

Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029444
VPGRWA10INL-08/26
NYLIM VP Growth Allocation Portfolio

NYLIM VP Growth Allocation Portfolio
(formerly known as NYLI VP Growth Allocation Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Growth Allocation Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$15	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	10.74%	19.16%	7.05%	9.12%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
S&P 500®Index[3]		10.21%	22.33%	13.41%	15.51%
MSCI EAFE® Index (Net)[4]		9.44%	20.23%	9.05%	9.66%
Bloomberg U.S. Aggregate Bond Index[5]		0.62%	3.79%	0.08%	1.54%
Growth Allocation Composite Index[6]		8.25%	18.20%	9.95%	11.64%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		10.12%	19.63%	8.02%	9.51%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$993,953,411%
Total number of portfolio holdings	44%
Portfolio turnover rate	16%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	77.3%
Fixed Income Funds	13.7%
Short-Term Investment	8.8%
Other Assets, Less Liabilities	0.2%

Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029444
VPGRWA10S-08/26
NYLIM VP Growth Allocation Portfolio

NYLIM VP Conservative Allocation Portfolio
(formerly known as NYLI VP Conservative Allocation Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Conservative Allocation Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$2	0.04%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	6.34%	12.03%	4.27%	5.77%
Bloomberg U.S. Aggregate Bond Index[2]		0.62%	3.79%	0.08%	1.54%
S&P 500®Index[3]		10.21%	22.33%	13.41%	15.51%
MSCI EAFE® Index (Net)[4]		9.44%	20.23%	9.05%	9.66%
Conservative Allocation Composite Index[5]		4.48%	10.89%	5.03%	6.63%
Morningstar Global Moderately Conservative Allocation Category Average[6]		5.96%	12.32%	4.31%	5.68%
1.	Not annualized.
2.
The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%,respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$346,044,046%
Total number of portfolio holdings	42%
Portfolio turnover rate	17%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	36.6%
Fixed Income Funds	53.3%
Short-Term Investment	9.3%
Other Assets, Less Liabilities	0.8%

Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029444
VPCONA10INL-08/26
NYLIM VP Conservative Allocation Portfolio

NYLIM VP Conservative Allocation Portfolio
(formerly known as NYLI VP Conservative Allocation Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Conservative Allocation Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$15	0.29%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	6.21%	11.75%	4.01%	5.50%
Bloomberg U.S. Aggregate Bond Index[2]		0.62%	3.79%	0.08%	1.54%
S&P 500®Index[3]		10.21%	22.33%	13.41%	15.51%
MSCI EAFE® Index (Net)[4]		9.44%	20.23%	9.05%	9.66%
Conservative Allocation Composite Index[5]		4.48%	10.89%	5.03%	6.63%
Morningstar Global Moderately Conservative Allocation Category Average[6]		5.96%	12.32%	4.31%	5.68%
1.	Not annualized.
2.
The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%,respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$346,044,046%
Total number of portfolio holdings	42%
Portfolio turnover rate	17%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	36.6%
Fixed Income Funds	53.3%
Short-Term Investment	9.3%
Other Assets, Less Liabilities	0.8%

Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029444
VPCONA10S-08/26
NYLIM VP Conservative Allocation Portfolio

NYLIM VP Equity Allocation Portfolio
(formerly known as NYLI VP Equity Allocation Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Equity Allocation Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$2	0.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	13.20%	22.95%	8.06%	10.74%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
S&P 500®Index[3]		10.21%	22.33%	13.41%	15.51%
MSCI EAFE® Index (Net)[4]		9.44%	20.23%	9.05%	9.66%
Equity Allocation Composite Index[5]		10.11%	21.93%	12.41%	14.10%
Morningstar Global Aggressive Allocation Category Average[6]		10.84%	20.47%	8.53%	11.04%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$724,329,281%
Total number of portfolio holdings	35%
Portfolio turnover rate	13%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	97.7%
Short-Term Investment	2.1%
Other Assets, Less Liabilities	0.2%

Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029444
VPEQA10INL-08/26
NYLIM VP Equity Allocation Portfolio

NYLIM VP Equity Allocation Portfolio
(formerly known as NYLI VP Equity Allocation Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Equity Allocation Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$15	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	13.06%	22.65%	7.79%	10.47%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
S&P 500®Index[3]		10.21%	22.33%	13.41%	15.51%
MSCI EAFE® Index (Net)[4]		9.44%	20.23%	9.05%	9.66%
Equity Allocation Composite Index[5]		10.11%	21.93%	12.41%	14.10%
Morningstar Global Aggressive Allocation Category Average[6]		10.84%	20.47%	8.53%	11.04%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$724,329,281%
Total number of portfolio holdings	35%
Portfolio turnover rate	13%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	97.7%
Short-Term Investment	2.1%
Other Assets, Less Liabilities	0.2%

Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029444
VPEQA10S-08/26
NYLIM VP Equity Allocation Portfolio

NYLIM VP Schroders Mid Cap Opportunities Portfolio
(formerly known as NYLI VP Schroders Mid Cap Opportunities Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Schroders Mid Cap Opportunities Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$45	0.83%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	7/2/2001	18.64%	28.98%	5.52%	8.95%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
Russell Midcap®Index[3]		15.30%	21.63%	8.50%	12.00%
S&P MidCap 400®Index[4]		17.34%	25.89%	9.07%	11.65%
Morningstar Mid-Cap Blend Category Average[5]		15.88%	23.75%	8.80%	11.52%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell Midcap® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.

4.
The S&P MidCap 400® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.

5.
The Morningstar Mid-Cap Blend Category Average is representative of funds that invest primarily in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$724,254,861%
Total number of portfolio holdings	74%
Portfolio turnover rate	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Aramark	2.7%
Bio-Techne Corp.	2.2%
Assurant, Inc.	2.1%
West Pharmaceutical Services, Inc.	2.1%
Mettler-Toledo International, Inc.	2.0%
Burlington Stores, Inc.	1.9%
Snowflake, Inc., Class A	1.8%
BWX Technologies, Inc.	1.8%
TechnipFMC plc	1.8%
Keysight Technologies, Inc.	1.8%
* Excluding short-term investments
Top Industries
Electronic Equipment, Instruments & Components	10.7%
Hotels, Restaurants & Leisure	6.2%
Life Sciences Tools & Services	6.2%
Insurance	5.3%
Commercial Services & Supplies	5.2%
IT Services	4.8%
Building Products	4.4%
Machinery	4.0%
Oil, Gas & Consumable Fuels	3.6%
Professional Services	3.3%
Other	46.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035106
VPMCC10INL-08/26
NYLIM VP Schroders Mid Cap Opportunities Portfolio

NYLIM VP Schroders Mid Cap Opportunities Portfolio
(formerly known as NYLI VP Schroders Mid Cap Opportunities Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Schroders Mid Cap Opportunities Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$59	1.08%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	18.49%	28.66%	5.25%	8.68%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
Russell Midcap®Index[3]		15.30%	21.63%	8.50%	12.00%
S&P MidCap 400®Index[4]		17.34%	25.89%	9.07%	11.65%
Morningstar Mid-Cap Blend Category Average[5]		15.88%	23.75%	8.80%	11.52%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell Midcap® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.

4.
The S&P MidCap 400® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.

5.
The Morningstar Mid-Cap Blend Category Average is representative of funds that invest primarily in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$724,254,861%
Total number of portfolio holdings	74%
Portfolio turnover rate	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Aramark	2.7%
Bio-Techne Corp.	2.2%
Assurant, Inc.	2.1%
West Pharmaceutical Services, Inc.	2.1%
Mettler-Toledo International, Inc.	2.0%
Burlington Stores, Inc.	1.9%
Snowflake, Inc., Class A	1.8%
BWX Technologies, Inc.	1.8%
TechnipFMC plc	1.8%
Keysight Technologies, Inc.	1.8%
* Excluding short-term investments
Top Industries
Electronic Equipment, Instruments & Components	10.7%
Hotels, Restaurants & Leisure	6.2%
Life Sciences Tools & Services	6.2%
Insurance	5.3%
Commercial Services & Supplies	5.2%
IT Services	4.8%
Building Products	4.4%
Machinery	4.0%
Oil, Gas & Consumable Fuels	3.6%
Professional Services	3.3%
Other	46.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035106
VPMCC10S-08/26
NYLIM VP Schroders Mid Cap Opportunities Portfolio

NYLIM VP American Century Large Cap Equity Portfolio
(formerly known as NYLI VP American Century Sustainable Equity Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP American Century Large Cap Equity Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$35	0.68%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2022, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. Effective May 1, 2026, the Portfolio modified it's principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	7.53%	16.75%	11.80%	11.98%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
S&P 500®Index[3]		10.21%	22.33%	13.41%	15.51%
Morningstar Large Blend Category Average[4]		9.74%	21.21%	10.48%	11.47%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$336,512,063%
Total number of portfolio holdings	109%
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.0%
Alphabet, Inc., Class A	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	4.9%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	3.3%
Micron Technology, Inc.	2.1%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.6%
NextEra Energy, Inc.	1.6%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	20.0%
Software	9.0%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	5.7%
Banks	4.3%
Broadline Retail	3.4%
Capital Markets	3.3%
Machinery	3.1%
Specialty Retail	2.7%
Financial Services	2.4%
Other	38.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029495
VPTRPE10INL-08/26
NYLIM VP American Century Large Cap Equity Portfolio

NYLIM VP American Century Large Cap Equity Portfolio
(formerly known as NYLI VP American Century Sustainable Equity Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP American Century Large Cap Equity Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$48	0.93%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2022, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. Effective May 1, 2026, the Portfolio modified it's principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	7.40%	16.46%	11.52%	11.70%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
S&P 500®Index[3]		10.21%	22.33%	13.41%	15.51%
Morningstar Large Blend Category Average[4]		9.74%	21.21%	10.48%	11.47%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$336,512,063%
Total number of portfolio holdings	109%
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.0%
Alphabet, Inc., Class A	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	4.9%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	3.3%
Micron Technology, Inc.	2.1%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.6%
NextEra Energy, Inc.	1.6%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	20.0%
Software	9.0%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	5.7%
Banks	4.3%
Broadline Retail	3.4%
Capital Markets	3.3%
Machinery	3.1%
Specialty Retail	2.7%
Financial Services	2.4%
Other	38.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029495
VPTRPE10S-08/26
NYLIM VP American Century Large Cap Equity Portfolio

NYLIM VP Balanced Portfolio
(formerly known as NYLI VP Balanced Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Balanced Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$36	0.70%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio's equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced the subadvisor to the equity portion of the Portfolio and modified the equity portion of the Portfolio's principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies for the equity portion of the Portfolio.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/2/2005	5.15%	12.04%	6.14%	7.33%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
Russell 1000® Value Index[3]		16.23%	27.09%	11.17%	11.52%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		0.40%	3.13%	1.22%	1.92%
Balanced Composite Index[5]		9.76%	17.07%	7.30%	7.88%
Morningstar Moderate Allocation Category Average[6]		6.91%	14.28%	6.74%	8.64%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$347,843,282%
Total number of portfolio holdings	257%
Portfolio turnover rate	70%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.375%, due 4/30/28-5/15/36	11.2%
iShares Intermediate Government/Credit Bond ETF	3.9%
Vanguard Intermediate-Term Treasury ETF	3.6%
Microsoft Corp.	3.4%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.6%
Vanguard Russell 1000 Value ETF	1.5%
Cisco Systems, Inc.	1.4%
UnitedHealth Group, Inc.	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	61.9%
U.S. Government & Federal Agencies	11.5%
Corporate Bonds	10.3%
Exchange-Traded Funds	9.0%
Mortgage-Backed Securities	3.0%
Asset-Backed Securities	2.5%
Short-Term Investments	0.7%
Other Assets, Less Liabilities	1.1%

Availability of Additional Information

At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:

  Prospectus

  Financial information

  Portfolio holdings

  Proxy voting information

You can also request this information by contacting us at 800-624-6782.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035112
VPBL10INL-08/26
NYLIM VP Balanced Portfolio

NYLIM VP Balanced Portfolio
(formerly known as NYLI VP Balanced Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026

This semiannual shareholder report contains important information about NYLIM VP Balanced Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.

What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$48	0.95%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio's equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced the subadvisor to the equity portion of the Portfolio and modified the equity portion of the Portfolio's principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies for the equity portion of the Portfolio.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	5/2/2005	5.02%	11.76%	5.87%	7.06%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
Russell 1000® Value Index[3]		16.23%	27.09%	11.17%	11.52%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		0.40%	3.13%	1.22%	1.92%
Balanced Composite Index[5]		9.76%	17.07%	7.30%	7.88%
Morningstar Moderate Allocation Category Average[6]		6.91%	14.28%	6.74%	8.64%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$347,843,282%
Total number of portfolio holdings	257%
Portfolio turnover rate	70%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.375%, due 4/30/28-5/15/36	11.2%
iShares Intermediate Government/Credit Bond ETF	3.9%
Vanguard Intermediate-Term Treasury ETF	3.6%
Microsoft Corp.	3.4%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.6%
Vanguard Russell 1000 Value ETF	1.5%
Cisco Systems, Inc.	1.4%
UnitedHealth Group, Inc.	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	61.9%
U.S. Government & Federal Agencies	11.5%
Corporate Bonds	10.3%
Exchange-Traded Funds	9.0%
Mortgage-Backed Securities	3.0%
Asset-Backed Securities	2.5%
Short-Term Investments	0.7%
Other Assets, Less Liabilities	1.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035112
VPBL10S-08/26
NYLIM VP Balanced Portfolio

NYLIM VP CBRE Global Infrastructure Portfolio
(formerly known as NYLI VP CBRE Global Infrastructure Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP CBRE Global Infrastructure Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$50	0.95%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective February 28, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/2015	9.51%	14.52%	7.25%	2.88%
MSCI World Index (Net)[2]		9.69%	21.34%	11.47%	13.14%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		10.66%	15.78%	7.65%	7.47%
Morningstar Infrastructure Category Average[4]		14.08%	19.14%	9.12%	8.38%
1.	Not annualized.
2.
The Portfolio has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$48,315,726%
Total number of portfolio holdings	47%
Portfolio turnover rate	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
American Electric Power Co., Inc.	5.0%
Canadian National Railway Co.	4.8%
Xcel Energy, Inc.	4.5%
Ferrovial NV	4.4%
Enbridge, Inc.	4.3%
SSE plc	4.2%
Atmos Energy Corp.	4.1%
PPL Corp.	4.0%
American Tower Corp.	3.9%
Vinci SA	3.7%
* Excluding short-term investments
Top Countries
United States	56.8%
Canada	11.3%
Spain	7.0%
United Kingdom	6.9%
Germany	4.6%
Mexico	4.2%
France	3.7%
Japan	2.6%
New Zealand	1.7%
Italy	1.2%
Other	(0.0)%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034686
VPCRA10INL-08/26
NYLIM VP CBRE Global Infrastructure Portfolio

NYLIM VP CBRE Global Infrastructure Portfolio
(formerly known as NYLI VP CBRE Global Infrastructure Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP CBRE Global Infrastructure Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$62	1.20%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective February 28, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	5/1/2015	9.38%	14.23%	6.98%	2.62%
MSCI World Index (Net)[2]		9.69%	21.34%	11.47%	13.14%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		10.66%	15.78%	7.65%	7.47%
Morningstar Infrastructure Category Average[4]		14.08%	19.14%	9.12%	8.38%
1.	Not annualized.
2.
The Portfolio has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$48,315,726%
Total number of portfolio holdings	47%
Portfolio turnover rate	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
American Electric Power Co., Inc.	5.0%
Canadian National Railway Co.	4.8%
Xcel Energy, Inc.	4.5%
Ferrovial NV	4.4%
Enbridge, Inc.	4.3%
SSE plc	4.2%
Atmos Energy Corp.	4.1%
PPL Corp.	4.0%
American Tower Corp.	3.9%
Vinci SA	3.7%
* Excluding short-term investments
Top Countries
United States	56.8%
Canada	11.3%
Spain	7.0%
United Kingdom	6.9%
Germany	4.6%
Mexico	4.2%
France	3.7%
Japan	2.6%
New Zealand	1.7%
Italy	1.2%
Other	(0.0)%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034686
VPCRA10S-08/26
NYLIM VP CBRE Global Infrastructure Portfolio

NYLIM VP Candriam Emerging Markets Equity Portfolio
(formerly known as NYLI VP Candriam Emerging Markets Equity Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Candriam Emerging Markets Equity Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$67	1.17%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. One of the Portfolio's subadvisors changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced one of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	30.64%	56.68%	6.25%	10.13%
MSCI Emerging Markets Index (Net)[2]		23.85%	43.51%	7.20%	10.07%
Morningstar Diversified Emerging Markets Category Average[3]		24.19%	41.91%	6.65%	9.33%
1.	Not annualized.
2.
The Portfolio has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$234,669,418%
Total number of portfolio holdings	116%
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Samsung Electronics Co. Ltd.	9.2%
SK hynix, Inc.	4.2%
SK Square Co. Ltd.	4.0%
Tencent Holdings Ltd.	2.8%
MediaTek, Inc.	2.4%
SK, Inc.	1.7%
Yageo Corp.	1.4%
ASE Technology Holding Co. Ltd.	1.3%
Delta Electronics, Inc.	1.3%
* Excluding short-term investments
Top Countries
Taiwan	26.4%
Republic of Korea	25.0%
China	20.2%
India	11.0%
Brazil	2.3%
Argentina	1.8%
Turkey	1.5%
Peru	1.4%
South Africa	1.2%
Saudi Arabia	1.1%
Other	8.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034691
VPEME10INL-08/26
NYLIM VP Candriam Emerging Markets Equity Portfolio

NYLIM VP Candriam Emerging Markets Equity Portfolio
(formerly known as NYLI VP Candriam Emerging Markets Equity Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Candriam Emerging Markets Equity Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$81	1.42%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. One of the Portfolio's subadvisors changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced one of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	30.48%	56.29%	5.98%	9.86%
MSCI Emerging Markets Index (Net)[2]		23.85%	43.51%	7.20%	10.07%
Morningstar Diversified Emerging Markets Category Average[3]		24.19%	41.91%	6.65%	9.33%
1.	Not annualized.
2.
The Portfolio has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$234,669,418%
Total number of portfolio holdings	116%
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Samsung Electronics Co. Ltd.	9.2%
SK hynix, Inc.	4.2%
SK Square Co. Ltd.	4.0%
Tencent Holdings Ltd.	2.8%
MediaTek, Inc.	2.4%
SK, Inc.	1.7%
Yageo Corp.	1.4%
ASE Technology Holding Co. Ltd.	1.3%
Delta Electronics, Inc.	1.3%
* Excluding short-term investments
Top Countries
Taiwan	26.4%
Republic of Korea	25.0%
China	20.2%
India	11.0%
Brazil	2.3%
Argentina	1.8%
Turkey	1.5%
Peru	1.4%
South Africa	1.2%
Saudi Arabia	1.1%
Other	8.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034691
VPEME10S-08/26
NYLIM VP Candriam Emerging Markets Equity Portfolio

NYLIM VP Epoch U.S. Equity Yield Portfolio
(formerly known as NYLI VP Epoch U.S. Equity Yield Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Epoch U.S. Equity Yield Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$36	0.68%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 9, 2017, and its principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1998	15.00%	23.40%	12.31%	11.62%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
Russell 1000® Value Index[3]		16.23%	27.09%	11.17%	11.52%
U.S. Equity Yield Composite Index[4]		7.75%	12.22%	7.74%	9.23%
Morningstar Large Value Category Average[5]		11.30%	21.21%	10.48%	11.47%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$940,928,088%
Total number of portfolio holdings	110%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Dell Technologies, Inc., Class C	2.3%
Cisco Systems, Inc.	2.3%
JPMorgan Chase & Co.	2.2%
Bank of America Corp.	2.1%
Johnson & Johnson	2.0%
CVS Health Corp.	2.0%
AbbVie, Inc.	1.8%
Broadcom, Inc.	1.8%
MetLife, Inc.	1.7%
Hewlett Packard Enterprise Co.	1.7%
* Excluding short-term investments
Top Industries
Banks	8.5%
Semiconductors & Semiconductor Equipment	7.3%
Pharmaceuticals	6.1%
Electric Utilities	5.9%
Technology Hardware, Storage & Peripherals	5.7%
Oil, Gas & Consumable Fuels	4.3%
Insurance	4.2%
Chemicals	3.3%
Health Care Providers & Services	3.3%
Electrical Equipment	3.0%
Other	48.4%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034698
VPEUE10INL-08/26
NYLIM VP Epoch U.S. Equity Yield Portfolio

NYLIM VP Epoch U.S. Equity Yield Portfolio
(formerly known as NYLI VP Epoch U.S. Equity Yield Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Epoch U.S. Equity Yield Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$50	0.93%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 9, 2017, and its principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	14.86%	23.09%	12.03%	11.35%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
Russell 1000® Value Index[3]		16.23%	27.09%	11.17%	11.52%
U.S. Equity Yield Composite Index[4]		7.75%	12.22%	7.74%	9.23%
Morningstar Large Value Category Average[5]		11.30%	21.21%	10.48%	11.47%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$940,928,088%
Total number of portfolio holdings	110%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Dell Technologies, Inc., Class C	2.3%
Cisco Systems, Inc.	2.3%
JPMorgan Chase & Co.	2.2%
Bank of America Corp.	2.1%
Johnson & Johnson	2.0%
CVS Health Corp.	2.0%
AbbVie, Inc.	1.8%
Broadcom, Inc.	1.8%
MetLife, Inc.	1.7%
Hewlett Packard Enterprise Co.	1.7%
* Excluding short-term investments
Top Industries
Banks	8.5%
Semiconductors & Semiconductor Equipment	7.3%
Pharmaceuticals	6.1%
Electric Utilities	5.9%
Technology Hardware, Storage & Peripherals	5.7%
Oil, Gas & Consumable Fuels	4.3%
Insurance	4.2%
Chemicals	3.3%
Health Care Providers & Services	3.3%
Electrical Equipment	3.0%
Other	48.4%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034698
VPEUE10S-08/26
NYLIM VP Epoch U.S. Equity Yield Portfolio

NYLIM VP Fidelity Institutional AM® Utilities Portfolio*
(formerly known as NYLI VP Fidelity Institutional AM® Utilities Portfolio)
Initial Class
* Fidelity Institutional AM is registered trade mark of FMR LLC. Used with permission.
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Fidelity Institutional AM® Utilities Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$35	0.67%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	7.28%	15.02%	13.42%	10.18%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
MSCI USA IMI Utilities 25/50 Index (Gross)[3]		7.33%	14.11%	10.58%	8.95%
Morningstar Utilities Category Average[4]		9.81%	16.75%	10.82%	8.75%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.

4.
The Morningstar Utilities Category Average is representative of funds that seek capital appreciation by investing primarily in equity securities of U.S. or non-U.S. public utilities including electric, gas, and telephone-service providers. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$857,060,577%
Total number of portfolio holdings	40%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	12.9%
American Electric Power Co., Inc.	6.9%
Sempra	5.4%
Duke Energy Corp.	5.3%
Constellation Energy Corp.	5.3%
Entergy Corp.	5.1%
Xcel Energy, Inc.	4.9%
Vistra Corp.	4.8%
NRG Energy, Inc.	4.7%
CenterPoint Energy, Inc.	4.0%
* Excluding short-term investments
Top Industries
Electric Utilities	65.8%
Multi–Utilities	19.7%
Independent Power and Renewable Electricity Producers	6.5%
Electrical Equipment	2.1%
Construction & Engineering	1.7%
Semiconductors & Semiconductor Equipment	0.3%
Machinery	0.3%
Oil, Gas & Consumable Fuels	0.2%
Short–Term Investments	3.7%
Other	(0.3)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029504
VPMFS10INL-08/26
NYLIM VP Fidelity Institutional AM® Utilities Portfolio

NYLIM VP Fidelity Institutional AM® Utilities Portfolio*
(formerly known as NYLI VP Fidelity Institutional AM® Utilities Portfolio)
Service Class
* Fidelity Institutional AM is registered trade mark of FMR LLC. Used with permission.
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Fidelity Institutional AM® Utilities Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$47	0.92%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	7.15%	14.73%	13.13%	9.91%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
MSCI USA IMI Utilities 25/50 Index (Gross)[3]		7.33%	14.11%	10.58%	8.95%
Morningstar Utilities Category Average[4]		9.81%	16.75%	10.82%	8.75%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.

4.
The Morningstar Utilities Category Average is representative of funds that seek capital appreciation by investing primarily in equity securities of U.S. or non-U.S. public utilities including electric, gas, and telephone-service providers. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$857,060,577%
Total number of portfolio holdings	40%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	12.9%
American Electric Power Co., Inc.	6.9%
Sempra	5.4%
Duke Energy Corp.	5.3%
Constellation Energy Corp.	5.3%
Entergy Corp.	5.1%
Xcel Energy, Inc.	4.9%
Vistra Corp.	4.8%
NRG Energy, Inc.	4.7%
CenterPoint Energy, Inc.	4.0%
* Excluding short-term investments
Top Industries
Electric Utilities	65.8%
Multi–Utilities	19.7%
Independent Power and Renewable Electricity Producers	6.5%
Electrical Equipment	2.1%
Construction & Engineering	1.7%
Semiconductors & Semiconductor Equipment	0.3%
Machinery	0.3%
Oil, Gas & Consumable Fuels	0.2%
Short–Term Investments	3.7%
Other	(0.3)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029504
VPMFS10S-08/26
NYLIM VP Fidelity Institutional AM® Utilities Portfolio

NYLIM VP Income Builder Portfolio
(formerly known as NYLI VP Income Builder Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Income Builder Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$33	0.63%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	14.20%	22.37%	7.92%	8.14%
MSCI World Index (Net)[2]		9.69%	21.34%	11.47%	13.14%
Bloomberg U.S. Aggregate Bond Index[3]		0.62%	3.79%	0.08%	1.54%
Blended Benchmark Index[4]		6.13%	14.18%	6.96%	8.60%
Morningstar Global Moderate Allocation Category Average[5]		(1.07)%	16.58%	6.47%	7.55%
1.	Not annualized.
2.
The Portfolio has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$617,116,537%
Total number of portfolio holdings	639%
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Bonds, 5.00%, due 5/15/46-5/15/56	3.1%
U.S. Treasury Notes, 3.875%-4.375%, due 4/30/31-5/15/36	2.9%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-3/1/56	2.6%
GNMA, (zero coupon)-7.833%, due 7/20/44-3/16/66	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Dell Technologies, Inc., Class C	1.4%
Cisco Systems, Inc.	1.4%
CVS Health Corp.	1.3%
Texas Instruments, Inc.	1.2%
Broadcom, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.0%
Corporate Bonds	11.4%
U.S. Government & Federal Agencies	10.3%
Mortgage-Backed Securities	9.7%
Asset-Backed Securities	3.8%
Short-Term Investments	2.9%
Loan Assignments	1.1%
Foreign Government Bonds	0.8%
Other Assets, Less Liabilities	1.0%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029533
VPIB10INL-08/26
NYLIM VP Income Builder Portfolio

NYLIM VP Income Builder Portfolio
(formerly known as NYLI VP Income Builder Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Income Builder Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$47	0.88%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	14.06%	22.07%	7.65%	7.87%
MSCI World Index (Net)[2]		9.69%	21.34%	11.47%	13.14%
Bloomberg U.S. Aggregate Bond Index[3]		0.62%	3.79%	0.08%	1.54%
Blended Benchmark Index[4]		6.13%	14.18%	6.96%	8.60%
Morningstar Global Moderate Allocation Category Average[5]		(1.07)%	16.58%	6.47%	7.55%
1.	Not annualized.
2.
The Portfolio has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$617,116,537%
Total number of portfolio holdings	639%
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Bonds, 5.00%, due 5/15/46-5/15/56	3.1%
U.S. Treasury Notes, 3.875%-4.375%, due 4/30/31-5/15/36	2.9%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-3/1/56	2.6%
GNMA, (zero coupon)-7.833%, due 7/20/44-3/16/66	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Dell Technologies, Inc., Class C	1.4%
Cisco Systems, Inc.	1.4%
CVS Health Corp.	1.3%
Texas Instruments, Inc.	1.2%
Broadcom, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.0%
Corporate Bonds	11.4%
U.S. Government & Federal Agencies	10.3%
Mortgage-Backed Securities	9.7%
Asset-Backed Securities	3.8%
Short-Term Investments	2.9%
Loan Assignments	1.1%
Foreign Government Bonds	0.8%
Other Assets, Less Liabilities	1.0%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029533
VPIB10S-08/26
NYLIM VP Income Builder Portfolio

NYLIM VP Hedge Multi-Strategy Portfolio
(formerly known as NYLI VP Hedge Multi-Strategy Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Hedge Multi-Strategy Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$36	0.70%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/2013	9.19%	14.77%	4.50%	3.28%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
S&P Balanced Equity and Bond - Conservative Index[3]		2.56%	7.54%	2.53%	4.32%
Barclay Hedge Fund Index[4]		6.92%	14.56%	6.04%	7.06%
NYLIM Hedge Multi-Strategy Index[5]		9.71%	15.86%	5.35%	4.67%
Morningstar Multistrategy Category Average[6]		3.74%	9.22%	5.36%	3.72%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P Balanced Equity and Bond - Conservative Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of a position in S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).

4.
The Barclay Hedge Fund Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.

5.
The NYLIM Hedge Multi-Strategy Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.

6.
The Morningstar Multistrategy Category Average is representative of funds that have a majority of their assets exposed to alternative strategies. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$196,549,192%
Total number of portfolio holdings	117%
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Floating Rate Bond ETF	16.6%
Vanguard FTSE Developed Markets ETF	8.2%
Franklin Senior Loan ETF	8.0%
Vanguard Short-Term Treasury ETF	7.3%
iShares Core S&P Small-Cap ETF	6.0%
iShares MSCI USA Momentum Factor ETF	5.1%
SPDR Bloomberg Investment Grade Floating Rate ETF	5.0%
iShares MSCI Emerging Markets ex China ETF	4.8%
iShares Convertible Bond ETF	3.8%
iShares National Muni Bond ETF	3.7%
* Excluding short-term investments
Portfolio Composition
Floating Rate—Investment Grade Funds	21.6%
International Equity Core Fund	8.2%
Bank Loan Fund	8.0%
Short Duration Fund	7.3%
Municipal Bond Funds	7.3%
Convertible Bond Funds	7.1%
U.S. Small Cap Core Funds	6.0%
Emerging Equity Funds	5.7%
U.S. Momentum Fund	5.1%
U.S. Large Cap Core Funds	4.6%
Other	19.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035095
VPARM10INL-08/26
NYLIM VP Hedge Multi-Strategy Portfolio

NYLIM VP Hedge Multi-Strategy Portfolio
(formerly known as NYLI VP Hedge Multi-Strategy Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Hedge Multi-Strategy Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$49	0.95%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	5/1/2013	9.05%	14.48%	4.24%	3.02%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
S&P Balanced Equity and Bond - Conservative Index[3]		2.56%	7.54%	2.53%	4.32%
Barclay Hedge Fund Index[4]		6.92%	14.56%	6.04%	7.06%
NYLIM Hedge Multi-Strategy Index[5]		9.71%	15.86%	5.35%	4.67%
Morningstar Multistrategy Category Average[6]		3.74%	9.22%	5.36%	3.72%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P Balanced Equity and Bond - Conservative Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of a position in S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).

4.
The Barclay Hedge Fund Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.

5.
The NYLIM Hedge Multi-Strategy Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.

6.
The Morningstar Multistrategy Category Average is representative of funds that have a majority of their assets exposed to alternative strategies. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$196,549,192%
Total number of portfolio holdings	117%
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Floating Rate Bond ETF	16.6%
Vanguard FTSE Developed Markets ETF	8.2%
Franklin Senior Loan ETF	8.0%
Vanguard Short-Term Treasury ETF	7.3%
iShares Core S&P Small-Cap ETF	6.0%
iShares MSCI USA Momentum Factor ETF	5.1%
SPDR Bloomberg Investment Grade Floating Rate ETF	5.0%
iShares MSCI Emerging Markets ex China ETF	4.8%
iShares Convertible Bond ETF	3.8%
iShares National Muni Bond ETF	3.7%
* Excluding short-term investments
Portfolio Composition
Floating Rate—Investment Grade Funds	21.6%
International Equity Core Fund	8.2%
Bank Loan Fund	8.0%
Short Duration Fund	7.3%
Municipal Bond Funds	7.3%
Convertible Bond Funds	7.1%
U.S. Small Cap Core Funds	6.0%
Emerging Equity Funds	5.7%
U.S. Momentum Fund	5.1%
U.S. Large Cap Core Funds	4.6%
Other	19.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035095
VPARM10S-08/26
NYLIM VP Hedge Multi-Strategy Portfolio

NYLIM VP Janus Henderson Balanced Portfolio
(formerly known as NYLI VP Janus Henderson Balanced Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Janus Henderson Balanced Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$29	0.57%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	4.09%	11.00%	7.65%	10.67%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
S&P 500®Index[3]		10.21%	22.33%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index[4]		0.62%	3.79%	0.08%	1.54%
Janus Balanced Composite Index[5]		6.45%	14.76%	7.72%	9.43%
Morningstar Moderate Allocation Category Average[6]		6.91%	14.28%	6.74%	8.64%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

5.
The Janus Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$2,069,554,163%
Total number of portfolio holdings	728%
Portfolio turnover rate	76%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.375%, due 4/30/28-5/15/36	6.3%
NVIDIA Corp.	5.6%
Alphabet, Inc., Class C	4.4%
Microsoft Corp.	3.3%
Amazon.com, Inc.	3.1%
Apple, Inc.	2.7%
Broadcom, Inc.	2.5%
U.S. Treasury Bonds, 4.75%-5.00%, due 5/15/46-2/15/56	2.5%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-12/1/55	2.2%
Micron Technology, Inc.	2.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	65.1%
U.S. Government & Federal Agencies	16.0%
Corporate Bonds	7.3%
Asset-Backed Securities	5.2%
Mortgage-Backed Securities	5.0%
Short-Term Investments	2.6%
Loan Assignments	0.8%
Other Assets, Less Liabilities	(2.0)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035103
VPJB10INL-08/26
NYLIM VP Janus Henderson Balanced Portfolio

NYLIM VP Janus Henderson Balanced Portfolio
(formerly known as NYLI VP Janus Henderson Balanced Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Janus Henderson Balanced Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$42	0.82%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	3.96%	10.72%	7.38%	10.39%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
S&P 500®Index[3]		10.21%	22.33%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index[4]		0.62%	3.79%	0.08%	1.54%
Janus Balanced Composite Index[5]		6.45%	14.76%	7.72%	9.43%
Morningstar Moderate Allocation Category Average[6]		6.91%	14.28%	6.74%	8.64%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

5.
The Janus Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$2,069,554,163%
Total number of portfolio holdings	728%
Portfolio turnover rate	76%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.375%, due 4/30/28-5/15/36	6.3%
NVIDIA Corp.	5.6%
Alphabet, Inc., Class C	4.4%
Microsoft Corp.	3.3%
Amazon.com, Inc.	3.1%
Apple, Inc.	2.7%
Broadcom, Inc.	2.5%
U.S. Treasury Bonds, 4.75%-5.00%, due 5/15/46-2/15/56	2.5%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-12/1/55	2.2%
Micron Technology, Inc.	2.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	65.1%
U.S. Government & Federal Agencies	16.0%
Corporate Bonds	7.3%
Asset-Backed Securities	5.2%
Mortgage-Backed Securities	5.0%
Short-Term Investments	2.6%
Loan Assignments	0.8%
Other Assets, Less Liabilities	(2.0)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035103
VPJB10S-08/26
NYLIM VP Janus Henderson Balanced Portfolio

NYLIM VP MacKay Convertible Portfolio
(formerly known as NYLI VP MacKay Convertible Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$33	0.59%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	10/1/1996	24.56%	36.07%	9.07%	12.60%
Bloomberg U.S. Aggregate Bond Index[2]		0.62%	3.79%	0.08%	1.54%
ICE BofA U.S. Convertible Index[3]		21.12%	34.12%	7.71%	13.15%
Morningstar Convertibles Category Average[4]		18.31%	29.56%	6.33%	11.50%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,322,778,510%
Total number of portfolio holdings	96%
Portfolio turnover rate	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
MKS, Inc., 1.25%, due 6/1/30	3.7%
Western Digital Corp., 3.00%, due 11/15/28	3.5%
Alphabet, Inc., 6.250%, Series A	3.5%
Welltower OP LLC, 3.125%, due 7/15/29	2.7%
Hewlett Packard Enterprise Co., 7.625%	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.1%
Lumentum Holdings, Inc., 0.50%, due 6/15/28	2.0%
QXO, Inc., 5.50%	1.8%
Boeing Co. (The), 6.00%	1.7%
Uber Technologies, Inc., Series 2028, 0.875%, due 12/1/28	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	80.3%
Convertible Preferred Stocks	14.8%
Short-Term Investments	7.8%
Other Assets, Less Liabilities	(2.9)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035089
VPC10INL-08/26
NYLIM VP MacKay Convertible Portfolio

NYLIM VP MacKay Convertible Portfolio
(formerly known as NYLI VP MacKay Convertible Portfolio)
Service 2 Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service 2 Class	$52	0.94%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service 2 Class Shares	4/26/2016	24.35%	35.59%	8.69%	12.22%
Bloomberg U.S. Aggregate Bond Index[2]		0.62%	3.79%	0.08%	1.54%
ICE BofA U.S. Convertible Index[3]		21.12%	34.12%	7.71%	13.15%
Morningstar Convertibles Category Average[4]		18.31%	29.56%	6.33%	11.50%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,322,778,510%
Total number of portfolio holdings	96%
Portfolio turnover rate	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
MKS, Inc., 1.25%, due 6/1/30	3.7%
Western Digital Corp., 3.00%, due 11/15/28	3.5%
Alphabet, Inc., 6.250%, Series A	3.5%
Welltower OP LLC, 3.125%, due 7/15/29	2.7%
Hewlett Packard Enterprise Co., 7.625%	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.1%
Lumentum Holdings, Inc., 0.50%, due 6/15/28	2.0%
QXO, Inc., 5.50%	1.8%
Boeing Co. (The), 6.00%	1.7%
Uber Technologies, Inc., Series 2028, 0.875%, due 12/1/28	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	80.3%
Convertible Preferred Stocks	14.8%
Short-Term Investments	7.8%
Other Assets, Less Liabilities	(2.9)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035089
VPC10S2-08/26
NYLIM VP MacKay Convertible Portfolio

NYLIM VP MacKay Convertible Portfolio
(formerly known as NYLI VP MacKay Convertible Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$47	0.84%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	24.41%	35.73%	8.79%	12.32%
Bloomberg U.S. Aggregate Bond Index[2]		0.62%	3.79%	0.08%	1.54%
ICE BofA U.S. Convertible Index[3]		21.12%	34.12%	7.71%	13.15%
Morningstar Convertibles Category Average[4]		18.31%	29.56%	6.33%	11.50%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,322,778,510%
Total number of portfolio holdings	96%
Portfolio turnover rate	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
MKS, Inc., 1.25%, due 6/1/30	3.7%
Western Digital Corp., 3.00%, due 11/15/28	3.5%
Alphabet, Inc., 6.250%, Series A	3.5%
Welltower OP LLC, 3.125%, due 7/15/29	2.7%
Hewlett Packard Enterprise Co., 7.625%	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.1%
Lumentum Holdings, Inc., 0.50%, due 6/15/28	2.0%
QXO, Inc., 5.50%	1.8%
Boeing Co. (The), 6.00%	1.7%
Uber Technologies, Inc., Series 2028, 0.875%, due 12/1/28	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	80.3%
Convertible Preferred Stocks	14.8%
Short-Term Investments	7.8%
Other Assets, Less Liabilities	(2.9)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035089
VPC10S-08/26
NYLIM VP MacKay Convertible Portfolio

NYLIM VP PineStone International Equity Portfolio
(formerly known as NYLI VP PineStone International Equity Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP PineStone International Equity Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$44	0.86%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1995	6.47%	9.96%	(0.25)%	6.15%
MSCI EAFE® Index (Net)[2]		9.44%	20.23%	9.05%	9.66%
Morningstar Foreign Large Growth Category Average[3]		10.18%	14.02%	4.14%	8.98%
1.	Not annualized.
2.
The Portfolio has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and it is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$328,935,504%
Total number of portfolio holdings	35%
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	11.6%
ASML Holding NV	9.5%
InterContinental Hotels Group plc	6.4%
Air Liquide SA	6.3%
Keyence Corp.	6.0%
London Stock Exchange Group plc	5.1%
Cie Financiere Richemont SA (Registered)	4.9%
Nestle SA (Registered)	4.1%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
L'Oreal SA	3.1%
* Excluding short-term investments
Top Countries
United States	16.7%
France	16.6%
Switzerland	13.6%
Taiwan	11.6%
United Kingdom	10.8%
Netherlands	9.5%
Japan	6.0%
Spain	5.5%
Canada	4.0%
Germany	4.0%
Other	1.7%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029454
VPIE10INL-08/26
NYLIM VP PineStone International Equity Portfolio

NYLIM VP PineStone International Equity Portfolio
(formerly known as NYLI VP PineStone International Equity Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP PineStone International Equity Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$57	1.11%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	6.34%	9.69%	(0.50)%	5.88%
MSCI EAFE® Index (Net)[2]		9.44%	20.23%	9.05%	9.66%
Morningstar Foreign Large Growth Category Average[3]		10.18%	14.02%	4.14%	8.98%
1.	Not annualized.
2.
The Portfolio has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and it is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$328,935,504%
Total number of portfolio holdings	35%
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	11.6%
ASML Holding NV	9.5%
InterContinental Hotels Group plc	6.4%
Air Liquide SA	6.3%
Keyence Corp.	6.0%
London Stock Exchange Group plc	5.1%
Cie Financiere Richemont SA (Registered)	4.9%
Nestle SA (Registered)	4.1%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
L'Oreal SA	3.1%
* Excluding short-term investments
Top Countries
United States	16.7%
France	16.6%
Switzerland	13.6%
Taiwan	11.6%
United Kingdom	10.8%
Netherlands	9.5%
Japan	6.0%
Spain	5.5%
Canada	4.0%
Germany	4.0%
Other	1.7%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029454
VPIE10S-08/26
NYLIM VP PineStone International Equity Portfolio

NYLIM VP S&P 500 Index Portfolio
(formerly known as NYLI VP S&P 500 Index Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP S&P 500 Index Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$6	0.12%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. The Portfolio's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Portfolio's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC, a former subadvisor, and the day-to-day investment services provided by IndexIQ Advisors LLC to the Portfolio, were transitioned to New York Life Investment Management LLC. The past performance in the graph and table prior to the dates above reflects the Portfolio's prior subadvisors.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	10.14%	22.18%	13.27%	15.33%
S&P 500®Index[2]		10.21%	22.33%	13.41%	15.51%
Morningstar Large Blend Category Average[3]		9.74%	20.23%	11.51%	14.04%
1.	Not annualized.
2.
The Portfolio has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$6,471,028,477%
Total number of portfolio holdings	510%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Alphabet, Inc., Class A	5.8%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.7%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%
Eli Lilly & Co.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	18.9%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	7.7%
Software	7.4%
Broadline Retail	3.7%
Banks	3.4%
Pharmaceuticals	3.4%
Financial Services	3.3%
Capital Markets	2.9%
Oil, Gas & Consumable Fuels	2.7%
Other	38.5%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034701
VPSP10INL-08/26
NYLIM VP S&P 500 Index Portfolio

NYLIM VP S&P 500 Index Portfolio
(formerly known as NYLI VP S&P 500 Index Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP S&P 500 Index Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$19	0.37%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. The Portfolio's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Portfolio's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC, a former subadvisor, and the day-to-day investment services provided by IndexIQ Advisors LLC to the Portfolio, were transitioned to New York Life Investment Management LLC. The past performance in the graph and table prior to the dates above reflects the Portfolio's prior subadvisors.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	10.01%	21.87%	12.98%	15.04%
S&P 500®Index[2]		10.21%	22.33%	13.41%	15.51%
Morningstar Large Blend Category Average[3]		9.74%	20.23%	11.51%	14.04%
1.	Not annualized.
2.
The Portfolio has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$6,471,028,477%
Total number of portfolio holdings	510%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Alphabet, Inc., Class A	5.8%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.7%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%
Eli Lilly & Co.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	18.9%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	7.7%
Software	7.4%
Broadline Retail	3.7%
Banks	3.4%
Pharmaceuticals	3.4%
Financial Services	3.3%
Capital Markets	2.9%
Oil, Gas & Consumable Fuels	2.7%
Other	38.5%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034701
VPSP10S-08/26
NYLIM VP S&P 500 Index Portfolio

NYLIM VP Natural Resources Portfolio
(formerly known as NYLI VP Natural Resources Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Natural Resources Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$45	0.84%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies as of November 30, 2018. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies. The Portfolio's subadvisor changed effective September 1, 2021 due to an organizational restructuring whereby all investment personnel of Mellon Investments Corporation, the former subadvisor, transitioned to Newton Investment Management North America, LLC.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	14.68%	33.29%	15.24%	9.62%
MSCI World Index (Net)[2]		9.69%	21.34%	11.47%	13.14%
S&P Global Natural Resources Index[3]		9.71%	28.41%	9.35%	10.38%
Morningstar Natural Resources Category Average[4]		9.25%	37.66%	9.09%	10.57%
1.	Not annualized.
2.
The Portfolio has selected the MSCI World Index (Net), to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The S&P Global Natural Resources Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure to agribusiness, energy, and metals & mining.

4.
The Morningstar Natural Resources Category Average is representative of funds that invest primarily on commodity-based industries such as energy, chemicals, minerals, and forest products in the United States or outside of the United States. Some funds invest across this spectrum to offer broad natural-resources exposure. Others concentrate heavily or even exclusively in specific industries. Funds that concentrate primarily in energy-related industries are part of the equity energy category. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$324,200,385%
Total number of portfolio holdings	42%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Freeport-McMoRan, Inc.	4.5%
International Paper Co.	4.3%
Exxon Mobil Corp.	4.2%
BP plc	4.2%
Newmont Corp.	4.1%
SLB Ltd.	4.0%
Diamondback Energy, Inc.	4.0%
ConocoPhillips	3.9%
Suncor Energy, Inc.	3.9%
Agnico Eagle Mines Ltd.	3.7%
* Excluding short-term investments
Top Countries
United States	76.4%
Canada	16.7%
Australia	2.8%
Luxembourg	2.7%
South Africa	2.4%
Norway	1.3%
Other	(2.3)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034719
VPVEG10INL-08/26
NYLIM VP Natural Resources Portfolio

NYLIM VP Small Cap Growth Portfolio
(formerly known as NYLI VP Small Cap Growth Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Small Cap Growth Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$47	0.86%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	22.23%	30.06%	3.92%	11.23%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
Russell 2000® Growth Index[3]		22.18%	38.74%	5.57%	11.97%
Morningstar Small Growth Category Average[4]		21.77%	33.31%	4.65%	12.46%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Small Growth Category Average is representative of funds that focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$428,358,464%
Total number of portfolio holdings	143%
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Guardant Health, Inc.	2.2%
HealthEquity, Inc.	2.2%
Oceaneering International, Inc.	1.9%
Materion Corp.	1.8%
Establishment Labs Holdings, Inc.	1.6%
Novanta, Inc.	1.6%
Cytokinetics, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Casella Waste Systems, Inc., Class A	1.5%
StoneX Group, Inc.	1.4%
* Excluding short-term investments
Top Industries
Biotechnology	8.5%
Semiconductors & Semiconductor Equipment	8.1%
Health Care Providers & Services	8.0%
Aerospace & Defense	6.2%
Machinery	5.7%
Commercial Services & Supplies	5.2%
Software	5.2%
Electronic Equipment, Instruments & Components	5.0%
Health Care Equipment & Supplies	4.9%
Capital Markets	4.5%
Other	38.7%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034712
VPESCG10INL-08/26
NYLIM VP Small Cap Growth Portfolio

NYLIM VP Small Cap Growth Portfolio
(formerly known as NYLI VP Small Cap Growth Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Small Cap Growth Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$61	1.11%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	22.08%	29.74%	3.67%	10.95%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
Russell 2000® Growth Index[3]		22.18%	38.74%	5.57%	11.97%
Morningstar Small Growth Category Average[4]		21.77%	33.31%	4.65%	12.46%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Small Growth Category Average is representative of funds that focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$428,358,464%
Total number of portfolio holdings	143%
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Guardant Health, Inc.	2.2%
HealthEquity, Inc.	2.2%
Oceaneering International, Inc.	1.9%
Materion Corp.	1.8%
Establishment Labs Holdings, Inc.	1.6%
Novanta, Inc.	1.6%
Cytokinetics, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Casella Waste Systems, Inc., Class A	1.5%
StoneX Group, Inc.	1.4%
* Excluding short-term investments
Top Industries
Biotechnology	8.5%
Semiconductors & Semiconductor Equipment	8.1%
Health Care Providers & Services	8.0%
Aerospace & Defense	6.2%
Machinery	5.7%
Commercial Services & Supplies	5.2%
Software	5.2%
Electronic Equipment, Instruments & Components	5.0%
Health Care Equipment & Supplies	4.9%
Capital Markets	4.5%
Other	38.7%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034712
VPESCG10S-08/26
NYLIM VP Small Cap Growth Portfolio

NYLIM VP Wellington Growth Portfolio
(formerly known as NYLI VP Wellington Growth Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Wellington Growth Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$37	0.73%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective July 29, 2016, the Portfolio's principal investment strategies were modified in connection with changes to the Portfolio's subadvisor. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance prior to these dates reflect the Portfolio's subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	3.63%	11.99%	8.34%	14.44%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
Russell 1000® Growth Index[3]		5.33%	17.71%	13.71%	18.58%
Morningstar Large Growth Category Average[4]		9.00%	18.29%	10.51%	16.40%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$669,581,201%
Total number of portfolio holdings	56%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	11.6%
Alphabet, Inc., Class C	10.5%
Apple, Inc.	4.8%
Broadcom, Inc.	4.7%
Eli Lilly & Co.	4.5%
Tesla, Inc.	3.7%
Microsoft Corp.	3.1%
Micron Technology, Inc.	2.9%
Mastercard, Inc., Class A	2.4%
Western Digital Corp.	2.1%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.0%
Interactive Media & Services	11.9%
Technology Hardware, Storage & Peripherals	11.5%
Software	9.0%
Electronic Equipment, Instruments & Components	5.2%
Pharmaceuticals	4.5%
Automobiles	3.7%
Electrical Equipment	3.5%
Financial Services	3.3%
Aerospace & Defense	3.2%
Other	19.2%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035084
VPCG10INL-08/26
NYLIM VP Wellington Growth Portfolio

NYLIM VP Wellington Growth Portfolio
(formerly known as NYLI VP Wellington Growth Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Wellington Growth Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$49	0.98%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective July 29, 2016, the Portfolio's principal investment strategies were modified in connection with changes to the Portfolio's subadvisor. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance prior to these dates reflect the Portfolio's subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	3.50%	11.71%	8.07%	14.15%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
Russell 1000® Growth Index[3]		5.33%	17.71%	13.71%	18.58%
Morningstar Large Growth Category Average[4]		9.00%	18.29%	10.51%	16.40%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$669,581,201%
Total number of portfolio holdings	56%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	11.6%
Alphabet, Inc., Class C	10.5%
Apple, Inc.	4.8%
Broadcom, Inc.	4.7%
Eli Lilly & Co.	4.5%
Tesla, Inc.	3.7%
Microsoft Corp.	3.1%
Micron Technology, Inc.	2.9%
Mastercard, Inc., Class A	2.4%
Western Digital Corp.	2.1%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.0%
Interactive Media & Services	11.9%
Technology Hardware, Storage & Peripherals	11.5%
Software	9.0%
Electronic Equipment, Instruments & Components	5.2%
Pharmaceuticals	4.5%
Automobiles	3.7%
Electrical Equipment	3.5%
Financial Services	3.3%
Aerospace & Defense	3.2%
Other	19.2%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035084
VPCG10S-08/26
NYLIM VP Wellington Growth Portfolio

NYLIM VP Wellington Small Cap Portfolio
(formerly known as NYLI VP Wellington Small Cap Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Wellington Small Cap Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$42	0.74%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor, MacKay Shields LLC, and modified its principal investment strategies. The past performance in the graph and table prior to those dates reflect the Portfolio's subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/2/2016	25.95%	43.62%	7.53%	9.62%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
Russell 2000®Index[3]		22.57%	40.78%	6.98%	11.62%
Morningstar Small Blend Category Average[4]		21.59%	33.88%	8.03%	11.34%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$429,272,438%
Total number of portfolio holdings	274%
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Xometry, Inc., Class A	2.3%
MKS, Inc.	1.4%
iShares Russell 2000 ETF	1.4%
DigitalOcean Holdings, Inc.	1.3%
Nextpower, Inc., Class A	1.3%
TTM Technologies, Inc.	1.3%
Kaiser Aluminum Corp.	1.2%
Champion Homes, Inc.	1.1%
Life Time Group Holdings, Inc.	1.1%
Lundin Mining Corp.	1.0%
* Excluding short-term investments
Top Industries
Banks	9.1%
Biotechnology	8.4%
Semiconductors & Semiconductor Equipment	5.4%
Software	5.1%
Trading Companies & Distributors	4.5%
Electronic Equipment, Instruments & Components	3.7%
Metals & Mining	3.0%
Financial Services	2.9%
Hotels, Restaurants & Leisure	2.8%
Consumer Finance	2.6%
Other	52.5%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029488
VPSCC10INL-08/26
NYLIM VP Wellington Small Cap Portfolio

NYLIM VP Wellington Small Cap Portfolio
(formerly known as NYLI VP Wellington Small Cap Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Wellington Small Cap Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$56	0.99%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor, MacKay Shields LLC, and modified its principal investment strategies. The past performance in the graph and table prior to those dates reflect the Portfolio's subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	5/2/2016	25.80%	43.26%	7.26%	9.34%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
Russell 2000®Index[3]		22.57%	40.78%	6.98%	11.62%
Morningstar Small Blend Category Average[4]		21.59%	33.88%	8.03%	11.34%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$429,272,438%
Total number of portfolio holdings	274%
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Xometry, Inc., Class A	2.3%
MKS, Inc.	1.4%
iShares Russell 2000 ETF	1.4%
DigitalOcean Holdings, Inc.	1.3%
Nextpower, Inc., Class A	1.3%
TTM Technologies, Inc.	1.3%
Kaiser Aluminum Corp.	1.2%
Champion Homes, Inc.	1.1%
Life Time Group Holdings, Inc.	1.1%
Lundin Mining Corp.	1.0%
* Excluding short-term investments
Top Industries
Banks	9.1%
Biotechnology	8.4%
Semiconductors & Semiconductor Equipment	5.4%
Software	5.1%
Trading Companies & Distributors	4.5%
Electronic Equipment, Instruments & Components	3.7%
Metals & Mining	3.0%
Financial Services	2.9%
Hotels, Restaurants & Leisure	2.8%
Consumer Finance	2.6%
Other	52.5%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029488
VPSCC10S-08/26
NYLIM VP Wellington Small Cap Portfolio

NYLIM VP Dimensional U.S. Equity Portfolio
(formerly known as NYLI VP Dimensional U.S. Equity Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Dimensional U.S. Equity Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$28	0.54%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective January 1, 2018, due to an organizational restructuring, all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC, the former subadvisor. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/23/1984	8.23%	16.39%	10.79%	13.34%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
Russell 1000®Index[3]		10.32%	22.01%	12.66%	15.29%
S&P 500®Index[4]		10.21%	22.33%	13.41%	15.51%
Morningstar Large Blend Category Average[5]		9.74%	20.23%	11.51%	14.04%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

4.
The S&P 500® Index is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$962,140,754%
Total number of portfolio holdings	117%
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.5%
Apple, Inc.	6.8%
Eli Lilly & Co.	4.7%
Visa, Inc., Class A	4.4%
Microsoft Corp.	4.1%
Lam Research Corp.	3.7%
Caterpillar, Inc.	3.3%
KLA Corp.	2.7%
Meta Platforms, Inc., Class A	2.6%
Mastercard, Inc., Class A	2.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	18.0%
Technology Hardware, Storage & Peripherals	8.7%
Software	8.6%
Financial Services	7.5%
Pharmaceuticals	7.2%
Specialty Retail	6.9%
Machinery	3.9%
Biotechnology	3.8%
Interactive Media & Services	2.6%
Hotels, Restaurants & Leisure	2.6%
Other	30.2%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034735
VPCS10INL-08/26
NYLIM VP Dimensional U.S. Equity Portfolio

NYLIM VP Dimensional U.S. Equity Portfolio
(formerly known as NYLI VP Dimensional U.S. Equity Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Dimensional U.S. Equity Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$41	0.79%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective January 1, 2018, due to an organizational restructuring, all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC, the former subadvisor. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	8.09%	16.10%	10.51%	13.05%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
Russell 1000®Index[3]		10.32%	22.01%	12.66%	15.29%
S&P 500®Index[4]		10.21%	22.33%	13.41%	15.51%
Morningstar Large Blend Category Average[5]		9.74%	20.23%	11.51%	14.04%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

4.
The S&P 500® Index is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$962,140,754%
Total number of portfolio holdings	117%
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.5%
Apple, Inc.	6.8%
Eli Lilly & Co.	4.7%
Visa, Inc., Class A	4.4%
Microsoft Corp.	4.1%
Lam Research Corp.	3.7%
Caterpillar, Inc.	3.3%
KLA Corp.	2.7%
Meta Platforms, Inc., Class A	2.6%
Mastercard, Inc., Class A	2.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	18.0%
Technology Hardware, Storage & Peripherals	8.7%
Software	8.6%
Financial Services	7.5%
Pharmaceuticals	7.2%
Specialty Retail	6.9%
Machinery	3.9%
Biotechnology	3.8%
Interactive Media & Services	2.6%
Hotels, Restaurants & Leisure	2.6%
Other	30.2%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034735
VPCS10S-08/26
NYLIM VP Dimensional U.S. Equity Portfolio

NYLIM VP Winslow Large Cap Growth Portfolio
(formerly known as NYLI VP Winslow Large Cap Growth Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Winslow Large Cap Growth Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$38	0.75%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1998	5.64%	9.27%	11.24%	17.29%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
Russell 1000® Growth Index[3]		5.33%	17.71%	13.71%	18.58%
S&P 500®Index[4]		10.21%	22.33%	13.41%	15.51%
Morningstar Large Growth Category Average[5]		9.00%	18.29%	10.51%	16.40%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,966,427,223%
Total number of portfolio holdings	57%
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	10.0%
NVIDIA Corp.	9.0%
Broadcom, Inc.	5.7%
Apple, Inc.	4.6%
Amazon.com, Inc.	3.9%
KLA Corp.	3.2%
Eli Lilly & Co.	2.9%
Advanced Micro Devices, Inc.	2.9%
Microsoft Corp.	2.9%
Meta Platforms, Inc., Class A	2.6%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	27.8%
Interactive Media & Services	12.6%
Software	7.8%
Technology Hardware, Storage & Peripherals	7.2%
Aerospace & Defense	5.2%
Financial Services	4.0%
Broadline Retail	3.9%
Pharmaceuticals	3.9%
Communications Equipment	3.7%
Electrical Equipment	3.0%
Other	20.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034717
VPLG10INL-08/26
NYLIM VP Winslow Large Cap Growth Portfolio

NYLIM VP Winslow Large Cap Growth Portfolio
(formerly known as NYLI VP Winslow Large Cap Growth Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Winslow Large Cap Growth Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$51	1.00%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/6/2003	5.51%	9.00%	10.96%	17.00%
Russell 3000®Index[2]		10.86%	22.81%	12.30%	15.06%
Russell 1000® Growth Index[3]		5.33%	17.71%	13.71%	18.58%
S&P 500®Index[4]		10.21%	22.33%	13.41%	15.51%
Morningstar Large Growth Category Average[5]		9.00%	18.29%	10.51%	16.40%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,966,427,223%
Total number of portfolio holdings	57%
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	10.0%
NVIDIA Corp.	9.0%
Broadcom, Inc.	5.7%
Apple, Inc.	4.6%
Amazon.com, Inc.	3.9%
KLA Corp.	3.2%
Eli Lilly & Co.	2.9%
Advanced Micro Devices, Inc.	2.9%
Microsoft Corp.	2.9%
Meta Platforms, Inc., Class A	2.6%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	27.8%
Interactive Media & Services	12.6%
Software	7.8%
Technology Hardware, Storage & Peripherals	7.2%
Aerospace & Defense	5.2%
Financial Services	4.0%
Broadline Retail	3.9%
Pharmaceuticals	3.9%
Communications Equipment	3.7%
Electrical Equipment	3.0%
Other	20.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034717
VPLG10S-08/26
NYLIM VP Winslow Large Cap Growth Portfolio

NYLIM VP MFS® Investors Trust Portfolio
(formerly known as NYLI VP MFS® Investors Trust Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP MFS® Investors Trust Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$38	0.74%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Initial Class Shares	2/10/2025	6.66%	14.67%	12.53%
Russell 3000®Index[2]		10.86%	22.81%	18.14%
S&P 500®Index[3]		10.21%	22.33%	18.46%
Morningstar Large Blend Category Average[4]		9.74%	20.23%	15.92%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$443,909,538%
Total number of portfolio holdings	69%
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	6.2%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., Class A	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings plc	1.9%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	18.9%
Interactive Media & Services	8.6%
Technology Hardware, Storage & Peripherals	8.2%
Software	6.0%
Broadline Retail	4.7%
Electrical Equipment	4.5%
Capital Markets	4.1%
Banks	3.7%
Financial Services	3.4%
Electric Utilities	3.3%
Other	34.6%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
8140199
VPMFSNVT10INL-08/26
NYLIM VP MFS® Investors Trust Portfolio

NYLIM VP MFS® Investors Trust Portfolio
(formerly known as NYLI VP MFS® Investors Trust Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP MFS® Investors Trust Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$51	0.99%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Service Class Shares	2/10/2025	6.53%	14.38%	12.25%
Russell 3000®Index[2]		10.86%	22.81%	18.14%
S&P 500®Index[3]		10.21%	22.33%	18.46%
Morningstar Large Blend Category Average[4]		9.74%	20.23%	15.92%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$443,909,538%
Total number of portfolio holdings	69%
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	6.2%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., Class A	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings plc	1.9%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	18.9%
Interactive Media & Services	8.6%
Technology Hardware, Storage & Peripherals	8.2%
Software	6.0%
Broadline Retail	4.7%
Electrical Equipment	4.5%
Capital Markets	4.1%
Banks	3.7%
Financial Services	3.4%
Electric Utilities	3.3%
Other	34.6%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
8140199
VPMFSNVT10S-08/26
NYLIM VP MFS® Investors Trust Portfolio

NYLIM VP MFS® Research Portfolio
(formerly known as NYLI VP MFS® Research Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP MFS® Research Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$38	0.75%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Initial Class Shares	2/10/2025	6.16%	14.16%	11.32%
Russell 3000®Index[2]		10.86%	22.81%	18.14%
S&P 500®Index[3]		10.21%	22.33%	18.46%
Morningstar Large Blend Category Average[4]		9.74%	20.23%	15.92%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$340,213,134%
Total number of portfolio holdings	98%
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.4%
Apple, Inc.	6.9%
Alphabet, Inc., Class A	5.0%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	3.5%
JPMorgan Chase & Co.	2.3%
KLA Corp.	2.3%
Mastercard, Inc., Class A	2.3%
Meta Platforms, Inc., Class A	2.1%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	19.5%
Technology Hardware, Storage & Peripherals	8.9%
Interactive Media & Services	7.1%
Software	5.5%
Banks	4.5%
Broadline Retail	4.4%
Aerospace & Defense	3.3%
Capital Markets	2.9%
Oil, Gas & Consumable Fuels	2.5%
Insurance	2.4%
Other	39.0%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
8140226
VPMFSR10INL-08/26
NYLIM VP MFS® Research Portfolio

NYLIM VP MFS® Research Portfolio
(formerly known as NYLI VP MFS® Research Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP MFS® Research Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$51	1.00%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Service Class Shares	2/10/2025	6.03%	13.88%	11.05%
Russell 3000®Index[2]		10.86%	22.81%	18.14%
S&P 500®Index[3]		10.21%	22.33%	18.46%
Morningstar Large Blend Category Average[4]		9.74%	20.23%	15.92%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$340,213,134%
Total number of portfolio holdings	98%
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.4%
Apple, Inc.	6.9%
Alphabet, Inc., Class A	5.0%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	3.5%
JPMorgan Chase & Co.	2.3%
KLA Corp.	2.3%
Mastercard, Inc., Class A	2.3%
Meta Platforms, Inc., Class A	2.1%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	19.5%
Technology Hardware, Storage & Peripherals	8.9%
Interactive Media & Services	7.1%
Software	5.5%
Banks	4.5%
Broadline Retail	4.4%
Aerospace & Defense	3.3%
Capital Markets	2.9%
Oil, Gas & Consumable Fuels	2.5%
Insurance	2.4%
Other	39.0%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
8140226
VPMFSR10S-08/26
NYLIM VP MFS® Research Portfolio

NYLIM VP Newton Technology Growth Portfolio
(formerly known as NYLI VP Newton Technology Growth Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Newton Technology Growth Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$46	0.78%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Initial Class Shares	2/10/2025	36.54%	55.10%	42.87%
Russell 3000®Index[2]		10.86%	22.81%	18.14%
NYSE® Technology Index[3]		41.00%	65.87%	54.37%
Morningstar Technology Category Average[4]		34.17%	51.42%	37.56%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The NYSE® Technology Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is an equal-dollar weighted Index designed to objectively represent the technology sector by holding 35 of the leading U.S. technology-related companies.

4.
The Morningstar Technology Category Average is representative of funds that buy high-tech businesses in the U.S. or outside of the U.S. Most concentrate on computer, semiconductor, software, networking, and Internet stocks. A few also buy medical-device and biotechnology stocks, and some concentrate on a single technology industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,696,770,545%
Total number of portfolio holdings	37%
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Micron Technology, Inc.	8.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	7.0%
Marvell Technology, Inc.	7.0%
Intel Corp.	6.6%
Applied Materials, Inc.	6.4%
Lam Research Corp.	6.4%
Advanced Micro Devices, Inc.	4.6%
NVIDIA Corp.	4.0%
Texas Instruments, Inc.	3.8%
Amazon.com, Inc.	3.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	58.5%
Software	12.8%
Interactive Media & Services	6.7%
Technology Hardware, Storage & Peripherals	5.2%
Broadline Retail	4.8%
Entertainment	3.6%
Electronic Equipment, Instruments & Components	2.9%
IT Services	2.7%
Aerospace & Defense	2.5%
Financial Services	1.4%
Other	(1.1)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
8140239
VPNTG10INL-08/26
NYLIM VP Newton Technology Growth Portfolio

NYLIM VP Newton Technology Growth Portfolio
(formerly known as NYLI VP Newton Technology Growth Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about NYLIM VP Newton Technology Growth Portfolio (the "Portfolio") for the period January 1, 2026  to June 30, 2026. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$60	1.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Service Class Shares	2/10/2025	36.37%	54.71%	42.51%
Russell 3000®Index[2]		10.86%	22.81%	18.14%
NYSE® Technology Index[3]		41.00%	65.87%	54.37%
Morningstar Technology Category Average[4]		34.17%	51.42%	37.56%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The NYSE® Technology Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is an equal-dollar weighted Index designed to objectively represent the technology sector by holding 35 of the leading U.S. technology-related companies.

4.
The Morningstar Technology Category Average is representative of funds that buy high-tech businesses in the U.S. or outside of the U.S. Most concentrate on computer, semiconductor, software, networking, and Internet stocks. A few also buy medical-device and biotechnology stocks, and some concentrate on a single technology industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,696,770,545%
Total number of portfolio holdings	37%
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Micron Technology, Inc.	8.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	7.0%
Marvell Technology, Inc.	7.0%
Intel Corp.	6.6%
Applied Materials, Inc.	6.4%
Lam Research Corp.	6.4%
Advanced Micro Devices, Inc.	4.6%
NVIDIA Corp.	4.0%
Texas Instruments, Inc.	3.8%
Amazon.com, Inc.	3.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	58.5%
Software	12.8%
Interactive Media & Services	6.7%
Technology Hardware, Storage & Peripherals	5.2%
Broadline Retail	4.8%
Entertainment	3.6%
Electronic Equipment, Instruments & Components	2.9%
IT Services	2.7%
Aerospace & Defense	2.5%
Financial Services	1.4%
Other	(1.1)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLIM VP Funds Trust (formerly New York Life Investments VP Funds Trust).

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
8140239
VPNTG10S-08/26
NYLIM VP Newton Technology Growth Portfolio

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

See Item 7.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

NYLIM VP Bond Portfolio
(formerly known as NYLI VP Bond Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.9%
Asset-Backed Securities 10.2%
Automobile Asset-Backed Securities 4.0%
American Credit Acceptance Receivables Trust (a)
Series 2026-2, Class D
5.18%, due 6/8/32	$ 1,900,000	$ 1,888,999
Series 2024-4, Class D
5.34%, due 8/12/31	1,670,000	1,681,028
AutoNation Finance Trust
Series 2026-1A, Class C
4.56%, due 10/14/31 (a)	1,425,000	1,409,702
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2024-1A, Class B
5.85%, due 6/20/30	2,032,000	2,069,381
Series 2023-6A, Class B
6.40%, due 12/20/29	1,350,000	1,386,884
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class D
4.99%, due 11/17/31	1,410,000	1,395,911
Series 2025-4, Class D
5.41%, due 8/15/31	1,360,000	1,361,849
Exeter Automobile Receivables Trust
Series 2025-5A, Class D
5.16%, due 3/15/32	1,620,000	1,611,887
Series 2026-3A, Class D
5.44%, due 10/15/32	1,600,000	1,601,668
First Investors Auto Owner Trust
Series 2025-1A, Class C
4.75%, due 12/15/31 (a)	1,600,000	1,583,659
GLS Auto Receivables Issuer Trust
Series 2026-2A, Class D
5.38%, due 1/15/32 (a)	1,590,000	1,588,289
Hertz Vehicle Financing LLC
Series 2022-2A, Class A
2.33%, due 6/26/28 (a)	1,700,000	1,668,713
Santander Drive Auto Receivables Trust
Series 2026-1, Class D
4.75%, due 4/15/32	2,000,000	1,971,380
		21,219,350
Home Equity Asset-Backed Securities 0.4%
J.P. Morgan Mortgage Acquisition Trust
Series 2007-CH2, Class AF3
4.071%, due 10/25/30 (b)	358,075	171,439
J.P. Morgan Mortgage Trust ACES
Series 2026-ACES1, Class A2
5.161%, due 4/25/66 (a)(c)	1,950,000	1,918,981
	Principal Amount	Value

Home Equity Asset-Backed Securities (continued)
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A3A
6.151%, due 10/25/46 (b)	$ 708,043	$ 191,109
		2,281,529
Other Asset-Backed Securities 5.8%
Ballyrock CLO 20 Ltd.
Series 2022-20A, Class C1R3
6.473% (3 Month SOFR + 2.80%), due 10/15/36 (a)(d)	2,500,000	2,447,768
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A2R
5.617% (3 Month SOFR + 1.95%), due 4/25/38 (a)(d)	2,500,000	2,515,572
Benefit Street Partners CLO XXXVII Ltd.
Series 2024-37A, Class A
5.017% (3 Month SOFR + 1.35%), due 1/25/38 (a)(d)	2,500,000	2,504,615
Cedar Funding XIX CLO Ltd.
Series 2024-19A, Class B
5.366% (3 Month SOFR + 1.70%), due 1/23/38 (a)(d)	2,000,000	2,007,486
College Ave Student Loans LLC (a)
Series 2024-B, Class A1A
5.69%, due 8/25/54	1,775,891	1,795,941
Series 2023-A, Class C
6.06%, due 5/25/55	1,597,075	1,605,765
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2
4.30%, due 4/20/48 (a)	2,750,000	2,690,863
Dell Equipment Finance Trust
Series 2026-1A, Class A3
4.32%, due 12/22/31 (a)	830,000	827,041
Navient Private Education Refi Loan Trust
Series 2021-DA, Class D
4.00%, due 4/15/60 (a)	1,911,253	1,818,675
Navient Refinance Loan Trust
Series 2026-B, Class A
5.07%, due 6/15/56 (a)	1,600,000	1,599,604
Point Broadband Funding LLC
Series 2025-1A, Class A2
5.336%, due 7/20/55 (a)	1,670,000	1,661,376
Sabey Data Center Issuer LLC
Series 2025-1, Class A2
5.733%, due 2/21/50 (a)	2,000,000	2,007,967
Shentel Issuer LLC
Series 2025-1A, Class A2
5.64%, due 12/20/55 (a)	1,410,000	1,417,306

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Trestles CLO IV Ltd.
Series 2021-4A, Class BR
5.263% (3 Month SOFR + 1.60%), due 10/30/38 (a)(d)	$ 2,000,000	$ 1,996,118
Tricon Residential Trust
Series 2024-SFR1, Class A
4.65%, due 4/17/41 (a)	853,793	843,489
Voya CLO Ltd.
Series 2022-4A, Class BR
5.625% (3 Month SOFR + 1.95%), due 4/20/37 (a)(d)	2,000,000	2,001,036
Zayo Issuer LLC
Series 2025-2A, Class A2
5.953%, due 6/20/55 (a)	1,600,000	1,619,194
		31,359,816
Total Asset-Backed Securities (Cost $55,470,106)		54,860,695
Corporate Bonds 32.8%
Agriculture 0.3%
Altria Group, Inc.
2.45%, due 2/4/32	1,710,000	1,504,447
Auto Manufacturers 1.6%
Ford Motor Credit Co. LLC
5.73%, due 9/5/30	2,000,000	2,010,958
5.875%, due 11/7/29	495,000	500,954
General Motors Financial Co., Inc.
4.30%, due 4/6/29	820,000	809,844
Hyundai Capital America
4.875%, due 6/23/27 (a)	3,990,000	4,005,223
Volkswagen Group of America Finance LLC
4.85%, due 9/11/30 (a)	1,470,000	1,458,485
		8,785,464
Banks 7.3%
Banco Bilbao Vizcaya Argentaria SA
5.127%, due 3/3/36	1,000,000	972,889
Bank of America Corp. (e)
1.734%, due 7/22/27	3,345,000	3,339,920
5.518%, due 10/25/35	2,005,000	2,014,270
Barclays plc
4.521%, due 2/24/32 (e)	370,000	361,411
	Principal Amount	Value

Banks (continued)
BNP Paribas SA
5.786%, due 1/13/33 (a)(e)	$ 1,925,000	$ 1,986,871
BPCE SA
5.184%, due 6/2/32 (a)(e)	1,410,000	1,407,665
Citigroup, Inc.
6.174%, due 5/25/34 (e)	1,640,000	1,711,345
Citizens Financial Group, Inc.
3.25%, due 4/30/30	1,470,000	1,390,900
5.299% (5 Year Treasury Constant Maturity Rate + 1.45%), due 1/29/36 (d)	1,335,000	1,322,000
Deutsche Bank AG
4.469%, due 12/10/31 (e)	3,295,000	3,240,395
Goldman Sachs Group, Inc. (The) (e)
4.516%, due 1/21/32	2,930,000	2,874,707
5.065%, due 1/21/37	750,000	732,263
HSBC Holdings plc
7.39%, due 11/3/28 (e)	2,415,000	2,500,605
Huntington Bancshares, Inc.
4.623%, due 1/28/32 (e)	1,065,000	1,047,334
6.141% (5 Year Treasury Constant Maturity Rate + 1.70%), due 11/18/39 (d)	860,000	878,380
Intesa Sanpaolo SpA
5.20% (1 Year Treasury Constant Maturity Rate + 0.95%), due 6/29/32 (a)(d)	1,420,000	1,423,181
KeyCorp
5.305%, due 1/28/37 (e)	800,000	788,279
M&T Bank Corp. (e)
5.385%, due 1/16/36	510,000	509,717
6.082%, due 3/13/32	1,030,000	1,074,889
Morgan Stanley
Series I
4.892%, due 10/22/36 (e)	2,300,000	2,227,432
Santander Holdings USA, Inc.
5.22%, due 6/5/32 (e)	1,915,000	1,910,240
Texas Capital Bancshares, Inc.
5.301%, due 2/27/32 (e)	1,005,000	994,605
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (d)	1,005,000	997,844
UBS Group AG
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (a)(d)	800,000	811,352

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Wells Fargo & Co. (e)
4.844%, due 5/20/32	$ 1,765,000	$ 1,759,033
4.97%, due 4/23/29	825,000	829,025
		39,106,552
Beverages 0.4%
Keurig Dr Pepper, Inc.
4.60%, due 5/15/30	2,190,000	2,165,339
Biotechnology 0.1%
Amgen, Inc.
4.875%, due 3/1/53	605,000	526,539
Building Materials 0.3%
EMRLD Borrower LP
6.625%, due 12/15/30 (a)	1,260,000	1,288,141
Chemicals 0.4%
LYB International Finance III LLC
5.125%, due 1/15/31	750,000	748,812
Olin Corp.
5.00%, due 2/1/30	1,350,000	1,308,724
		2,057,536
Commercial Services 0.4%
Brink's Co. (The)
6.50%, due 6/15/29 (a)	1,260,000	1,285,220
Global Payments, Inc.
4.875%, due 11/15/30	1,030,000	1,012,566
		2,297,786
Computers 0.2%
Dell International LLC
5.25%, due 2/15/37	1,250,000	1,230,546
Cosmetics & Personal Care 0.3%
Edgewell Personal Care Co.
4.125%, due 4/1/29 (a)	1,390,000	1,343,780
Diversified Financial Services 2.1%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	1,360,000	1,353,665
Aircastle Ltd.
5.00%, due 5/15/31 (a)	1,925,000	1,907,385
Ally Financial, Inc.
5.548%, due 7/31/33 (e)	1,465,000	1,452,900
	Principal Amount	Value

Diversified Financial Services (continued)
Bread Financial Holdings, Inc.
6.75%, due 5/15/31 (a)	$ 1,310,000	$ 1,339,688
Capital One Financial Corp.
6.183%, due 1/30/36 (e)	415,000	424,485
Equitable America Global Funding
4.95%, due 6/9/30 (a)	2,400,000	2,403,550
OneMain Finance Corp.
6.625%, due 5/15/29	1,310,000	1,335,753
Synchrony Financial
6.00%, due 7/29/36 (e)	1,045,000	1,049,871
		11,267,297
Electric 8.0%
AEP Texas, Inc.
5.85%, due 10/15/55	790,000	774,778
American Transmission Co. LLC
5.75%, due 4/1/56 (a)	915,000	908,440
Arizona Public Service Co.
5.55%, due 8/1/33	825,000	847,285
Baltimore Gas and Electric Co.
5.40%, due 6/1/53	505,000	479,156
Dayton Power & Light Co. (The)
3.95%, due 6/15/49	500,000	378,602
Duke Energy Florida LLC
4.20%, due 12/1/30	825,000	810,634
Duke Energy Indiana LLC
6.45%, due 4/1/39	600,000	657,139
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	205,000	208,652
5.30%, due 6/15/35	4,250,000	4,289,152
Entergy Arkansas LLC
5.15%, due 1/15/33	1,695,000	1,713,273
Entergy Louisiana LLC
5.15%, due 9/15/34	1,500,000	1,515,379
Evergy Kansas Central, Inc.
5.30%, due 7/1/36	1,770,000	1,772,691
Evergy Missouri West, Inc.
5.65%, due 6/1/34 (a)	765,000	779,449
Florida Power & Light Co.
5.05%, due 4/1/28	2,550,000	2,578,972
Georgia Power Co.
4.30%, due 3/15/42	141,000	122,456
4.95%, due 5/17/33	1,735,000	1,745,520
Narragansett Electric Co. (The)
6.00%, due 5/15/56 (a)	1,200,000	1,221,531
National Rural Utilities Cooperative Finance Corp.
4.30%, due 12/10/30	1,390,000	1,371,121
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc.
6.50% (5 Year Treasury Constant Maturity Rate + 1.979%), due 8/15/55 (d)	$ 600,000	$ 615,861
NSTAR Electric Co.
4.55%, due 6/1/52	1,060,000	893,042
Oklahoma Gas and Electric Co.
5.60%, due 4/1/53	470,000	456,171
Pacific Gas and Electric Co.
5.45%, due 6/15/27	1,460,000	1,471,220
5.60%, due 8/15/36	1,415,000	1,415,453
6.10%, due 1/15/29	675,000	695,021
6.15%, due 1/15/33	460,000	480,563
6.15%, due 3/1/55	550,000	536,382
6.40%, due 6/15/33	310,000	328,017
6.75%, due 1/15/53	400,000	419,972
6.95%, due 3/15/34	600,000	654,300
PECO Energy Co.
4.90%, due 6/15/33	1,255,000	1,264,007
Public Service Co. of Oklahoma
5.45%, due 1/15/36	1,380,000	1,393,851
Southern California Edison Co.
4.95%, due 9/15/31	1,925,000	1,920,887
5.30%, due 3/1/28	760,000	767,096
5.95%, due 11/1/32	420,000	437,362
Southern Co. (The)
5.70%, due 10/15/32	370,000	384,681
Southwestern Public Service Co.
5.30%, due 8/15/36	1,420,000	1,416,210
Virginia Electric and Power Co.
5.05%, due 8/15/34	1,510,000	1,511,181
Vistra Operations Co. LLC
5.25%, due 4/30/33 (a)	1,285,000	1,275,490
Xcel Energy, Inc.
5.50%, due 3/15/34	1,180,000	1,198,845
XPLR Infrastructure Operating Partners LP
7.25%, due 1/15/29 (a)	1,245,000	1,288,248
		42,998,090
Electronics 0.2%
Amphenol Corp.
5.00%, due 1/15/35	750,000	749,201
5.375%, due 11/15/54 (f)	415,000	402,865
		1,152,066
	Principal Amount	Value

Food 0.2%
JBS NV
6.75%, due 3/15/34	$ 92,000	$ 100,384
Mars, Inc.
5.00%, due 3/1/32 (a)	1,125,000	1,132,916
		1,233,300
Gas 0.5%
National Fuel Gas Co.
2.95%, due 3/1/31	1,660,000	1,518,745
NiSource, Inc.
5.65%, due 2/1/45	590,000	577,202
Southwest Gas Corp.
5.45%, due 3/23/28	445,000	450,704
		2,546,651
Healthcare-Products 0.3%
Abbott Laboratories
4.65%, due 3/15/36	1,815,000	1,762,234
Healthcare-Services 0.2%
HCA, Inc.
3.625%, due 3/15/32	965,000	898,279
Insurance 1.5%
200 Park Funding Trust
5.74%, due 2/15/55 (a)	650,000	636,007
Lincoln Financial Global Funding
5.30%, due 1/13/30 (a)	1,795,000	1,813,853
Prudential Financial, Inc.
6.25% (5 Year Treasury Constant Maturity Rate + 1.779%), due 6/15/56 (d)	2,000,000	2,004,420
RGA Global Funding
6.00%, due 11/21/28 (a)	3,670,000	3,766,583
		8,220,863
Internet 0.7%
Amazon.com, Inc.
3.10%, due 5/12/51	950,000	617,053
Go Daddy Operating Co. LLC
3.50%, due 3/1/29 (a)	1,405,000	1,323,510
Match Group Holdings II LLC
4.125%, due 8/1/30 (a)	1,400,000	1,317,620
Meta Platforms, Inc.
4.45%, due 8/15/52	890,000	685,828
		3,944,011

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Media 0.8%
CCO Holdings LLC
5.375%, due 6/1/29 (a)	$ 1,320,000	$ 1,291,311
Charter Communications Operating LLC
2.80%, due 4/1/31	1,000,000	890,955
5.50%, due 4/1/63 (f)	1,220,000	935,465
Sirius XM Radio LLC
4.125%, due 7/1/30 (a)(f)	1,405,000	1,322,428
		4,440,159
Oil & Gas 1.1%
Antero Resources Corp.
5.40%, due 2/1/36	1,355,000	1,333,640
EOG Resources, Inc.
5.00%, due 7/15/32	1,310,000	1,318,463
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	1,305,000	1,299,930
Occidental Petroleum Corp.
6.45%, due 9/15/36	720,000	772,378
SM Energy Co.
6.75%, due 8/1/29 (a)	1,265,000	1,288,047
		6,012,458
Pipelines 2.5%
Cheniere Energy Partners LP
4.00%, due 3/1/31	1,280,000	1,231,428
Columbia Pipelines Operating Co. LLC
5.962%, due 2/15/55 (a)	730,000	721,327
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,260,000	1,203,341
Energy Transfer LP
5.00%, due 5/15/50	1,045,000	884,451
MPLX LP
5.50%, due 6/1/34	1,480,000	1,496,284
ONEOK, Inc.
5.55%, due 11/1/26	980,000	983,170
5.70%, due 11/1/54	505,000	468,795
6.25%, due 10/15/55	965,000	968,365
Plains All American Pipeline LP
4.70%, due 1/15/31	1,765,000	1,749,743
Targa Resources Corp.
5.50%, due 2/15/35	475,000	479,459
Targa Resources Partners LP
5.50%, due 3/1/30	1,695,000	1,708,736
Western Midstream Operating LP
5.25%, due 2/1/50 (b)	1,295,000	1,123,502
	Principal Amount	Value

Pipelines (continued)
Williams Cos., Inc. (The)
4.85%, due 3/1/48	$ 570,000	$ 494,265
		13,512,866
Real Estate Investment Trusts 0.9%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	815,000	750,714
GLP Capital LP
4.00%, due 1/15/30	1,615,000	1,550,814
Host Hotels & Resorts LP
Series I
3.50%, due 9/15/30	925,000	874,804
XHR LP
6.625%, due 5/15/30 (a)	1,300,000	1,330,000
		4,506,332
Retail 0.5%
LCM Investments Holdings II LLC
4.875%, due 5/1/29 (a)	1,355,000	1,319,261
Nordstrom, Inc.
4.375%, due 4/1/30	1,395,000	1,342,635
		2,661,896
Semiconductors 0.5%
Broadcom, Inc.
3.137%, due 11/15/35 (a)	925,000	785,751
3.469%, due 4/15/34	835,000	749,821
Foundry JV Holdco LLC
6.20%, due 1/25/37 (a)	950,000	1,004,563
		2,540,135
Software 0.6%
Fiserv, Inc.
4.55%, due 2/15/31	2,015,000	1,967,084
Oracle Corp.
2.95%, due 4/1/30	1,345,000	1,237,964
		3,205,048
Telecommunications 0.9%
AT&T, Inc.
3.50%, due 9/15/53	585,000	379,769
3.55%, due 9/15/55	797,000	513,224
3.80%, due 12/1/57	555,000	370,396
PR RNO Property Owner 1 LLC
6.50%, due 5/1/31 (a)	1,335,000	1,333,073
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
Verizon Communications, Inc.
6.20% (5 Year Treasury Constant Maturity Rate + 2.042%), due 5/14/56 (d)	$ 2,130,000	$ 2,153,394
		4,749,856
Total Corporate Bonds (Cost $176,043,886)		175,957,671
Mortgage-Backed Securities 16.2%
Agency (Collateralized Mortgage Obligations) 1.8%
FHLMC
REMIC, Series 5302, Class DZ
6.00%, due 4/25/53	2,429,441	2,480,390
GNMA
REMIC, Series 2021-104, Class BI
3.00%, due 6/20/51 (g)	12,786,648	2,539,308
REMIC, Series 2023-40, Class DL
5.50%, due 3/20/53	2,500,000	2,479,480
REMIC, Series 2023-111, Class ZL
6.00%, due 8/20/53	2,073,405	2,128,455
		9,627,633
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 9.7%
BAMLL Commercial Mortgage Securities Trust
Series 2014-520M, Class A
4.325%, due 8/15/46 (a)(h)	1,860,000	1,676,592
BWAY Mortgage Trust
Series 2013-1515, Class A2
3.454%, due 3/10/33 (a)	1,576,261	1,520,646
BX Trust (a)
Series 2019-OC11, Class C
3.856%, due 12/9/41	1,610,000	1,528,432
Series 2025-ARIA, Class A
5.199%, due 12/13/42 (h)	1,625,000	1,627,961
Series 2025-VLT7, Class A
5.325% (1 Month SOFR + 1.70%), due 7/15/44 (d)	3,551,667	3,551,667
CSMC Trust
Series 2017-TIME, Class A
3.646%, due 11/13/39 (a)	1,060,000	1,013,873
Durst Commercial Mortgage Trust
Series 2025-151, Class A
5.317%, due 8/10/42 (a)(h)	1,600,000	1,607,556
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
ESTN Trust
Series 2026-TOWN, Class B
5.738%, due 5/12/46 (a)(h)	$ 1,800,000	$ 1,817,655
FNMA, ACES
Series 2019-M12, Class X3
0.721%, due 6/25/29 (g)(h)	77,000,000	1,285,061
GNMA (g)
REMIC, Series 2023-156, Class HI
0.689%, due 1/16/62 (c)	46,833,091	2,509,479
REMIC, Series 2024-32
0.699%, due 6/16/63 (h)	44,436,448	2,323,275
REMIC, Series 2021-106
0.852%, due 4/16/63 (h)	37,542,370	2,407,570
REMIC, Series 2025-21
0.948%, due 4/16/65 (h)	37,550,406	2,680,716
Grace Trust
Series 2020-GRCE, Class D
2.769%, due 12/10/40 (a)(h)	1,533,000	1,350,088
Houston Galleria Mall Trust
Series 2025-HGLR, Class A
5.644%, due 2/5/45 (a)(h)	2,120,000	2,166,961
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2022-NLP, Class A
4.472% (1 Month SOFR + 0.847%), due 4/15/37 (a)(d)	1,657,820	1,644,350
JPMF1 Multifamily Mortgage Trust
Series 2026-FX1, Class AS
5.617%, due 5/15/59 (h)	2,190,000	2,218,368
LBTY Commercial Mortgage Trust
Series 2026-225L, Class B
5.047%, due 2/10/43 (a)(h)	1,420,000	1,397,138
Life Mortgage Trust
Series 2022-BMR2, Class A1
4.921% (1 Month SOFR + 1.295%), due 5/15/39 (a)(d)	1,000,000	952,500
LONG Trust
Series 2026-ISL, Class A
5.35% (1 Month SOFR + 1.70%), due 6/15/43 (a)(d)	1,410,000	1,409,997
Manhattan West Mortgage Trust (a)(h)
Series 2020-1MW, Class C
2.413%, due 9/10/39	2,180,000	2,105,087
Series 2026-2MW, Class B
5.718%, due 6/10/48	1,800,000	1,809,998
NJ Trust
Series 2025-WBRK, Class A
5.867%, due 3/5/35 (a)(h)	1,935,000	1,975,145

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP Bond Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
NYC Trust
Series 2026-9W57, Class A
5.053%, due 6/6/40 (a)(h)	$ 2,100,000	$ 2,090,603
ORL Trust
Series 2024-GLKS, Class B
5.517% (1 Month SOFR + 1.892%), due 12/15/39 (a)(d)	2,500,000	2,506,250
PFDR Trust
Series 2026-DLVR, Class B
5.713% (1 Month SOFR + 2.10%), due 6/15/43 (a)(d)	1,130,000	1,129,647
RFR Trust
Series 2025-SGRM, Class A
5.562%, due 3/11/41 (a)(h)	1,600,000	1,608,794
SLG Office Trust
Series 2021-OVA, Class B
2.707%, due 7/15/41 (a)	2,110,000	1,872,390
		51,787,799
Whole Loan (Collateralized Mortgage Obligations) 4.7%
A&D Mortgage Trust (a)(b)
Series 2025-NQM3, Class A3
5.78%, due 8/25/70	1,804,525	1,798,668
Series 2023-NQM4, Class A1
7.472%, due 9/25/68	1,613,885	1,619,258
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M2
7.478% (SOFR 30A + 3.85%), due 5/25/42 (a)(d)	2,500,000	2,560,586
HOMES Trust (a)(c)
Series 2026-NQM1, Class M1
5.707%, due 9/25/70	2,398,000	2,366,356
Series 2025-NQM4, Class M1
5.959%, due 8/25/70	1,250,000	1,242,224
J.P. Morgan Mortgage Trust
Series 2025-NQM5, Class M1A
5.67%, due 5/25/66 (a)(c)	2,000,000	1,970,761
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class B2
3.964%, due 7/25/59 (a)(c)	2,250,000	1,942,602
NYMT Loan Trust
Series 2025-INV2, Class M1
5.94%, due 10/25/60 (a)(c)	2,123,000	2,103,773
OBX Trust (a)
Series 2026-NQM8, Class A1
5.297%, due 5/25/66 (c)	1,410,000	1,404,394
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
OBX Trust (a) (continued)
Series 2025-NQM9, Class A1
5.658%, due 1/25/65 (b)	$ 1,598,520	$ 1,605,759
PRPM Trust
Series 2025-NQM1, Class A3
6.26%, due 11/25/69 (a)(b)	1,634,690	1,641,769
Sequoia Mortgage Trust
Series 2026-5, Class A26F
5.328% (SOFR 30A + 1.70%), due 5/25/56 (a)(d)	2,048,902	2,050,108
SG Residential Mortgage Trust
Series 2025-1, Class M1
5.88%, due 12/25/65 (a)(c)	1,713,000	1,695,424
Structured Agency Credit Risk
Series 2026-DNA1, Class M2
4.928% (SOFR 30A + 1.30%), due 2/25/46 (a)(d)	1,410,000	1,409,146
		25,410,828
Total Mortgage-Backed Securities (Cost $86,292,850)		86,826,260
U.S. Government & Federal Agencies 39.7%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 4.1%
FHLMC Gold Pools, 30 Year
6.50%, due 11/1/35	764	792
6.50%, due 8/1/37	11,390	12,026
UMBS Pool, 30 Year
2.00%, due 1/1/52	2,683,861	2,169,895
2.00%, due 2/1/52	3,744,612	3,039,108
2.50%, due 11/1/50	1,727,134	1,475,084
3.00%, due 5/1/51	3,627,948	3,231,500
3.50%, due 9/1/52	2,330,364	2,115,686
4.00%, due 10/1/52	2,199,538	2,075,351
5.00%, due 11/1/52	4,156,087	4,123,270
5.50%, due 2/1/55	3,536,479	3,552,613
		21,795,325
Federal National Mortgage Association (Mortgage Pass-Through Securities) 13.0%
FNMA, Other
2.50%, due 6/1/62	1,858,112	1,521,427
2.50%, due 9/1/63	4,291,748	3,527,277
2.50%, due 6/1/64	2,945,782	2,441,127
4.00%, due 4/1/64	3,063,601	2,876,316
4.50%, due 9/1/63	1,585,383	1,519,123
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year
1.50%, due 11/1/50	$ 3,651,504	$ 2,802,967
2.00%, due 12/1/50	3,380,568	2,745,088
2.00%, due 3/1/51	3,443,230	2,789,139
2.00%, due 11/1/51	4,681,477	3,795,189
2.00%, due 3/1/52	4,891,899	3,922,496
2.50%, due 5/1/43	184,717	162,395
2.50%, due 9/1/50	3,915,754	3,362,923
2.50%, due 2/1/52	2,790,015	2,370,954
2.50%, due 5/1/52	2,686,684	2,277,946
3.00%, due 5/1/52	4,285,273	3,789,168
3.00%, due 6/1/52	1,849,690	1,614,312
3.50%, due 7/1/52	4,133,130	3,755,388
4.50%, due 7/1/52	1,444,957	1,397,563
5.00%, due 1/1/53	3,354,735	3,329,006
5.00%, due 7/1/53	2,251,807	2,237,780
5.50%, due 11/1/52	2,905,504	2,954,059
5.50%, due 5/1/54	3,037,085	3,061,602
6.00%, due 11/1/52	2,141,492	2,219,794
6.00%, due 9/1/53	5,127,349	5,252,764
6.50%, due 10/1/36	7,683	7,998
6.50%, due 8/1/37	1,614	1,688
7.00%, due 9/1/37	7,483	7,903
7.00%, due 10/1/37	196	207
7.00%, due 11/1/37	2,527	2,669
7.50%, due 7/1/28	617	622
UMBS, Single Family, 30 Year TBA
5.50%, due 7/25/56 (i)	4,300,000	4,313,740
		70,060,630
Government National Mortgage Association (Mortgage Pass-Through Securities) 3.8%
GNMA I, Other
5.72%, due 6/15/53	1,550,000	1,605,344
GNMA I, Single Family, 30 Year
4.00%, due 3/15/44	14,506	13,810
4.00%, due 7/15/44	100,233	94,810
4.00%, due 7/15/45	46,538	44,222
4.50%, due 6/15/39	231,318	225,886
4.50%, due 6/15/40	90,770	89,683
GNMA II, 30 Year
2.00%, due 3/20/51	3,097,647	2,499,002
2.50%, due 1/20/52	65,352	55,876
2.50%, due 9/20/52	20,513	17,566
3.50%, due 5/20/52	2,572,059	2,341,256
4.50%, due 9/20/52	2,229,074	2,154,881
	Principal Amount	Value

Government National Mortgage Association (Mortgage Pass-Through Securities) (continued)
GNMA II, Single Family, 30 Year
2.50%, due 1/20/53	$ 2,011,545	$ 1,721,927
3.00%, due 10/20/51	2,526,023	2,245,209
4.00%, due 4/20/52	1,699,483	1,596,215
5.00%, due 7/20/52	1,182,095	1,172,620
5.00%, due 11/20/52	1,277,613	1,267,232
5.50%, due 7/15/56 TBA (i)	3,500,000	3,517,199
		20,662,738
United States Treasury Bonds 11.8%
U.S. Treasury Bonds
5.00%, due 5/15/46	35,185,000	35,448,888
5.00%, due 5/15/56	27,490,000	27,782,081
		63,230,969
United States Treasury Notes 7.0%
U.S. Treasury Notes
3.75%, due 4/30/28	10,330,000	10,255,350
3.875%, due 4/15/29	686,800	681,595
3.875%, due 4/30/31	15,996,100	15,766,156
4.125%, due 4/30/33	10,733,600	10,616,201
		37,319,302
Total U.S. Government & Federal Agencies (Cost $213,112,948)		213,068,964
Total Long-Term Bonds (Cost $530,919,790)		530,713,590

	Shares

Short-Term Investment 0.3%
Unaffiliated Investment Company 0.3%
Invesco Government & Agency Portfolio, 3.644% (j)(k)	1,653,095	1,653,095
Total Short-Term Investment (Cost $1,653,095)		1,653,095
Total Investments (Cost $532,572,885)	99.2%	532,366,685
Other Assets, Less Liabilities	0.8	4,528,413
Net Assets	100.0%	$ 536,895,098

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP Bond Portfolio

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon—Rate shown was the rate in effect as of June 30, 2026.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of June 30, 2026.
(d)	Floating rate—Rate shown was the rate in effect as of June 30, 2026.
(e)	Fixed to floating rate—Rate shown was the rate in effect as of June 30, 2026.
(f)	All or a portion of this security was held on loan. As of June 30, 2026, the aggregate market value of securities on loan was $1,585,856. The Portfolio received cash collateral with a value of $1,653,095. (See Note 2(I))
(g)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of June 30, 2026.
(i)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of June 30, 2026, the total net market value was $7,830,939, which represented 1.5% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(j)	Current yield as of June 30, 2026.
(k)	Represents a security purchased with cash collateral received for securities on loan.
Futures Contracts
As of June 30, 2026, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	79	September 2026	$ 8,477,202	$ 8,456,703	$ (20,499)
U.S. Treasury 10 Year Notes	68	September 2026	7,450,248	7,472,562	22,314
U.S. Treasury Long Bonds	43	September 2026	4,760,285	4,880,500	120,215
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury Ultra Bonds	14	September 2026	$ 1,611,903	$ 1,626,188	$ 14,285
Total Long Contracts					136,315
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(53)	September 2026	(5,920,935)	(5,960,844)	(39,909)
Net Unrealized Appreciation					$ 96,406

1.	As of June 30, 2026, cash in the amount of $369,603 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2026.
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLIM VP Bond Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 54,860,695	$ —	$ 54,860,695
Corporate Bonds	—	175,957,671	—	175,957,671
Mortgage-Backed Securities	—	86,826,260	—	86,826,260
U.S. Government & Federal Agencies	—	213,068,964	—	213,068,964
Total Long-Term Bonds	—	530,713,590	—	530,713,590
Short-Term Investment
Unaffiliated Investment Company	1,653,095	—	—	1,653,095
Total Investments in Securities	1,653,095	530,713,590	—	532,366,685
Other Financial Instruments
Futures Contracts (b)	156,814	—	—	156,814
Total Investments in Securities and Other Financial Instruments	$ 1,809,909	$ 530,713,590	$ —	$ 532,523,499
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (60,408)	$ —	$ —	$ (60,408)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (identified cost $532,572,885) including securities on loan of $1,585,856	$532,366,685
Cash	11,938,183
Cash collateral on deposit at broker for futures contracts	369,603
Receivables:
Interest	3,822,529
Portfolio shares sold	551,385
Securities lending	2,787
Other assets	40,689
Total assets	549,091,861
Liabilities
Cash collateral received for securities on loan	1,653,095
Payables:
Investment securities purchased	9,584,074
Portfolio shares redeemed	465,072
Manager (See Note 3)	219,146
Variation margin on futures contracts	131,888
Distribution/Service fees (See Note 3)	66,932
Professional fees	41,242
Custodian	16,203
Shareholder communication	12,780
Trustees	1,674
Accrued expenses	4,657
Total liabilities	12,196,763
Net assets	$536,895,098
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$44,126
Additional paid-in-capital	641,300,150
641,344,276
Total distributable earnings (loss)	(104,449,178)
Net assets	$536,895,098
Initial Class
Net assets applicable to outstanding shares	$209,861,198
Shares of beneficial interest outstanding	17,102,757
Net asset value per share outstanding	$12.27
Service Class
Net assets applicable to outstanding shares	$327,033,900
Shares of beneficial interest outstanding	27,023,098
Net asset value per share outstanding	$12.10

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLIM VP Bond Portfolio

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$13,745,584
Securities lending, net	13,671
Total income	13,759,255
Expenses
Manager (See Note 3)	1,362,476
Distribution/Service—Service Class (See Note 3)	412,870
Professional fees	63,654
Shareholder communication	26,514
Custodian	24,480
Trustees	9,935
Miscellaneous	11,229
Total expenses	1,911,158
Net investment income (loss)	11,848,097
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(4,202,541)
Futures transactions	(1,041,405)
Net realized gain (loss)	(5,243,946)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(3,961,518)
Futures contracts	613,556
Net change in unrealized appreciation (depreciation)	(3,347,962)
Net realized and unrealized gain (loss)	(8,591,908)
Net increase (decrease) in net assets resulting from operations	$3,256,189
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$11,848,097	$25,407,665
Net realized gain (loss)	(5,243,946)	42,025
Net change in unrealized appreciation (depreciation)	(3,347,962)	11,615,557
Net increase (decrease) in net assets resulting from operations	3,256,189	37,065,247
Distributions to shareholders:
Initial Class	—	(11,006,310)
Service Class	—	(16,457,714)
Total distributions to shareholders	—	(27,464,024)
Capital share transactions:
Net proceeds from sales of shares	25,825,104	50,741,499
Net asset value of shares issued to shareholders in reinvestment of distributions	—	27,464,024
Cost of shares redeemed	(56,373,713)	(122,102,499)
Increase (decrease) in net assets derived from capital share transactions	(30,548,609)	(43,896,976)
Net increase (decrease) in net assets	(27,292,420)	(34,295,753)
Net Assets
Beginning of period	564,187,518	598,483,271
End of period	$536,895,098	$564,187,518
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLIM VP Bond Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$12.19	$12.00	$12.37	$12.08	$14.43	$15.37
Net investment income (loss) (a)	0.27	0.56	0.58	0.52	0.33	0.21
Net realized and unrealized gain (loss)	(0.19)	0.26	(0.35)	0.12	(2.42)	(0.42)
Total from investment operations	0.08	0.82	0.23	0.64	(2.09)	(0.21)
Less distributions:
From net investment income	—	(0.63)	(0.60)	(0.35)	(0.26)	(0.27)
From net realized gain on investments	—	—	—	—	—	(0.46)
Total distributions	—	(0.63)	(0.60)	(0.35)	(0.26)	(0.73)
Net asset value at end of period	$12.27	$12.19	$12.00	$12.37	$12.08	$14.43
Total investment return (b)	0.67%	6.83%	1.84%	5.58%	(14.47)%	(1.37)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.48%††	4.57%	4.74%	4.30%	2.53%	1.39%
Net expenses (c)	0.55%††	0.55%	0.54%	0.52%	0.53%	0.52%
Portfolio turnover rate (d)	139%	271%	351%	469%	474%	326%
Net assets at end of period (in 000's)	$209,861	$222,601	$239,905	$266,632	$292,815	$366,020

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 128%, 238%, 337%, 438%, 194% and 241% for the six months ended June 30, 2026 and for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$12.04	$11.86	$12.22	$11.93	$14.25	$15.19
Net investment income (loss) (a)	0.25	0.52	0.55	0.49	0.29	0.17
Net realized and unrealized gain (loss)	(0.19)	0.25	(0.34)	0.12	(2.39)	(0.41)
Total from investment operations	0.06	0.77	0.21	0.61	(2.10)	(0.24)
Less distributions:
From net investment income	—	(0.59)	(0.57)	(0.32)	(0.22)	(0.24)
From net realized gain on investments	—	—	—	—	—	(0.46)
Total distributions	—	(0.59)	(0.57)	(0.32)	(0.22)	(0.70)
Net asset value at end of period	$12.10	$12.04	$11.86	$12.22	$11.93	$14.25
Total investment return (b)	0.55%	6.57%	1.59%	5.31%	(14.68)%	(1.62)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.23%††	4.32%	4.49%	4.05%	2.26%	1.14%
Net expenses (c)	0.80%††	0.80%	0.79%	0.77%	0.78%	0.77%
Portfolio turnover rate (d)	139%	271%	351%	469%	474%	326%
Net assets at end of period (in 000's)	$327,034	$341,586	$358,578	$372,134	$387,271	$520,402

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 128%, 238%, 337%, 438%, 194% and 241% for the six months ended June 30, 2026 and for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLIM VP Bond Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP Bond Portfolio (the "Portfolio") (formerly known as NYLI VP Bond Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 23, 1984
Service Class	June 4, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

19

Notes to Financial Statements (Unaudited) (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represent the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities

20	NYLIM VP Bond Portfolio

purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
21

Notes to Financial Statements (Unaudited) (continued)
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.

22	NYLIM VP Bond Portfolio

(J) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchases and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(K) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer or guarantor may fail to pay interest and principal in a timely manner.
The Portfolio may invest in foreign debt securities, which carry certain risks in addition to the usual risks inherent in domestic debt securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(M) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Portfolio's securities as well as help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of June 30, 2026:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$156,814
Total Fair Value	$156,814

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(60,408)
Total Fair Value	$(60,408)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
23

Notes to Financial Statements (Unaudited) (continued)
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2026:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(1,041,405)
Total Net Realized Gain (Loss)	$(1,041,405)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$613,556
Total Net Change in Unrealized Appreciation (Depreciation)	$613,556

Average Notional Amount	Total
Futures Contracts Long	$37,287,841
Futures Contracts Short	$(18,149,896)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investment Management and NYL Investors, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.50% up to $500 million; 0.475% from $500 million to $1 billion; 0.45% from $1 billion to $3 billion; and 0.44% in excess of $3 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.50% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $1,362,476 and paid the Subadvisor fees in the amount of $681,238.
Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$532,701,065	$4,067,068	$(4,401,448)	$(334,380)
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $136,588,195, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$51,362	$85,226

24	NYLIM VP Bond Portfolio

During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$27,464,024
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of U.S. government securities were $500,743 and $515,290, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $256,539 and $260,064, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	746,688	$9,132,109
Shares redeemed	(1,906,976)	(23,303,813)
Net increase (decrease)	(1,160,288)	$(14,171,704)
Year ended December 31, 2025:
Shares sold	1,902,076	$23,203,002
Shares issued to shareholders in reinvestment of distributions	910,681	11,006,310
Shares redeemed	(4,539,874)	(55,349,623)
Net increase (decrease)	(1,727,117)	$(21,140,311)

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	1,383,693	$16,692,995
Shares redeemed	(2,740,866)	(33,069,900)
Net increase (decrease)	(1,357,173)	$(16,376,905)
Year ended December 31, 2025:
Shares sold	2,267,887	$27,538,497
Shares issued to shareholders in reinvestment of distributions	1,378,218	16,457,714
Shares redeemed	(5,509,360)	(66,752,876)
Net increase (decrease)	(1,863,255)	$(22,756,665)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
25

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
26

NYLIM VP MacKay U.S. Infrastructure Bond Portfolio
(formerly known as NYLI VP MacKay U.S. Infrastructure Bond Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.5%
Corporate Bonds 4.6%
Commercial Services 2.2%
Chapman University
Series 2021
1.867%, due 4/1/29	$ 1,000,000	$ 917,155
Cornell University
Series 2025
4.733%, due 6/15/35	1,500,000	1,476,524
Toll Road Investors Partnership II LP (a)
(zero coupon), due 2/15/39	2,000,000	767,691
(zero coupon), due 2/15/49	2,000,000	326,367
Trustees of Columbia University in the City of New York (The)
Series 2026
4.401%, due 10/1/31	1,500,000	1,491,323
		4,979,060
Healthcare-Services 1.9%
Marshfield Clinic Health System, Inc.
Series 2024
5.75%, due 2/15/34	1,500,000	1,545,404
Southeast Alaska Regional Health Consortium
2.262%, due 7/1/31	1,055,000	937,020
Sutter Health
Series 2025
5.213%, due 8/15/32	750,000	765,243
Series 2025
5.537%, due 8/15/35	1,000,000	1,030,020
		4,277,687
Real Estate 0.5%
Fort Carson Family Housing LLC
5.677%, due 12/15/45	1,000,000	996,378
Total Corporate Bonds (Cost $10,300,996)		10,253,125
Municipal Bonds 93.9%
Arizona 1.1%
City of Phoenix Civic Improvement Corp., Water System Revenue Bonds, Junior Lien
Series C
1.939%, due 7/1/30	2,775,000	2,528,949
	Principal Amount	Value

California 15.1%
Alameda Corridor Transportation Authority Revenue Bonds, Sub. Lien
Series B, Insured: AG-CR AMBAC
(zero coupon), due 10/1/31	$ 1,000,000	$ 779,863
Series B, Insured: BAM AMBAC
(zero coupon), due 10/1/32	1,000,000	739,902
Alameda Corridor Transportation Authority Revenue Bonds, Senior Lien
Series C, Insured: NATL-RE
(zero coupon), due 10/1/33	3,000,000	2,097,064
Antelope Valley Community College District Unlimited General Obligation
2.321%, due 8/1/34	2,000,000	1,685,839
California Community Choice Financing Authority, Clean Energy Project Revenue Bonds
Series B
5.00%, due 1/1/55 (b)	2,000,000	2,059,270
California Infrastructure & Economic Development Bank, J. David Gladstone Institutes Project (The) Revenue Bonds
4.00%, due 10/1/39	500,000	413,061
California Public Finance Authority, Children's Hospital Los Angeles Revenue Bonds
Series A, Insured: AG
5.40%, due 11/15/31	1,500,000	1,525,343
California Public Finance Authority, PIH Health, Inc. Obligated Group Revenue Bonds
Series B, Insured: AG
5.447%, due 6/1/34	930,000	946,507
California State University Revenue Bonds
Series B
5.208%, due 11/1/37	1,075,000	1,101,320
City of Los Angeles Unlimited General Obligation
Series A
2.15%, due 9/1/32	1,000,000	876,020
City of Los Angeles, Wastewater System Revenue Bonds
Series B
5.291%, due 6/1/34	1,000,000	1,035,630

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
City of Los Angeles, Sustainable Bond Unlimited General Obligation
Series A
5.50%, due 9/1/32	$ 1,000,000	$ 1,054,794
City of San Francisco, Public Utilities Commission Water Revenue Bonds
Series A
2.803%, due 11/1/31	2,065,000	1,896,812
Los Angeles County Public Works Financing Authority Revenue Bonds
Series B
7.618%, due 8/1/40	500,000	585,984
Los Angeles Unified School District Revenue Bonds
Series A
5.255%, due 10/1/37	750,000	765,561
Palomar Community College District Unlimited General Obligation
2.173%, due 8/1/33	2,145,000	1,834,545
San Diego Community College District Unlimited General Obligation
Series A-2
5.75%, due 8/1/30	1,000,000	1,054,245
San Diego County Water Authority, Sustainable Bond Revenue Bonds
Series A
1.531%, due 5/1/30	2,000,000	1,810,473
State of California Unlimited General Obligation
7.55%, due 4/1/39	3,440,000	4,087,529
7.60%, due 11/1/40	2,550,000	3,056,846
University of California Revenue Bonds
Series BG
1.614%, due 5/15/30	4,250,000	3,847,297
William S Hart Union High School District Unlimited General Obligation
(zero coupon), due 8/1/32	1,000,000	769,594
		34,023,499
	Principal Amount	Value

Colorado 2.3%
Colorado Housing and Finance Authority Revenue Bonds
Series E-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/49	$ 1,800,000	$ 1,875,365
Series O-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	1,000,000	1,037,905
Series D-1, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	960,000	1,012,661
Metro Water Recovery Revenue Bonds
Series B
2.813%, due 4/1/32	1,500,000	1,373,603
		5,299,534
Connecticut 2.2%
Connecticut Housing Finance Authority Revenue Bonds
Series A-2, Insured: GNMA / FNMA / FHLMC
5.41%, due 5/15/55	1,450,000	1,464,323
State of Connecticut Unlimited General Obligation
Series A
4.648%, due 5/15/33	1,500,000	1,507,256
Series A
4.846%, due 5/1/33	2,000,000	2,032,978
		5,004,557
District of Columbia 1.7%
District of Columbia, Georgetown University Revenue Bonds
Series B
5.751%, due 4/1/35	1,000,000	1,050,571
District of Columbia, Howard University Revenue Bonds
Series B, Insured: BAM
7.625%, due 10/1/35	1,500,000	1,700,550
District of Columbia Income Tax Revenue Bonds
Series B
4.818%, due 6/1/34	1,000,000	1,015,272
		3,766,393

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP MacKay U.S. Infrastructure Bond Portfolio

	Principal Amount	Value
Municipal Bonds (continued)
Florida 0.6%
Sumter Landing Community Development District Revenue Bonds
Insured: AG
4.981%, due 10/1/31	$ 1,395,000	$ 1,428,429
Georgia 1.4%
Georgia Higher Education Facilities Authority, USG Real Estate Foundation XIV LLC Project Revenue Bonds
Series A
4.625%, due 1/1/32	2,250,000	2,257,358
Oglethorpe Power Corp. Revenue Bonds
Insured: NATL-RE
5.534%, due 1/1/35 (a)	900,000	921,559
		3,178,917
Hawaii 3.7%
State of Hawaii Unlimited General Obligation
Series FZ
1.695%, due 8/1/32	4,500,000	3,811,789
Series FZ
2.245%, due 8/1/38	1,000,000	750,704
Series GE
2.80%, due 10/1/38	1,000,000	797,509
Series GQ
4.424%, due 10/1/32	1,000,000	992,702
Series GN
4.936%, due 10/1/37	1,000,000	1,002,253
Series GQ
5.159%, due 10/1/41	1,000,000	995,443
		8,350,400
Idaho 2.4%
City of Boise City, Airport Revenue Bonds
Insured: BAM
5.376%, due 9/1/32	1,000,000	1,039,980
Idaho Housing & Finance Association Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/65	1,945,000	2,014,064
	Principal Amount	Value

Idaho (continued)
Idaho Housing & Finance Association Revenue Bonds (continued)
Series D, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	$ 1,260,000	$ 1,319,464
Idaho Housing & Finance Association, Single-Family Mortgage Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	940,000	981,777
		5,355,285
Illinois 8.4%
Chicago O'Hare International Airport Revenue Bonds, Senior Lien
Series D
2.346%, due 1/1/30	3,785,000	3,528,239
City of Chicago Unlimited General Obligation
Series A
6.226%, due 1/1/32	1,000,000	1,022,218
Illinois Housing Development Authority Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.229%, due 10/1/34	1,000,000	1,007,422
Series B, Insured: GNMA / FNMA / FHLMC
5.329%, due 10/1/35	1,000,000	1,010,416
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 10/1/54	955,000	991,216
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B
3.057%, due 1/1/34	4,000,000	3,554,189
State of Illinois Revenue Bonds
4.62%, due 6/15/38	1,200,000	1,184,010
State of Illinois Unlimited General Obligation
Series A
5.277%, due 5/1/31	4,000,000	4,071,286
Series 3
6.725%, due 4/1/35	2,423,077	2,543,873
		18,912,869
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Indiana 1.2%
Evansville Waterworks District Revenue Bonds
Insured: BAM
2.458%, due 1/1/32	$ 2,400,000	$ 2,154,177
Indiana Housing & Community Development Authority Revenue Bonds
Series A-2, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/56	500,000	525,870
		2,680,047
Iowa 1.7%
Iowa Finance Authority Revenue Bonds
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	1,000,000	1,045,676
Iowa Student Loan Liquidity Corp. Revenue Bonds, Senior Lien
Series A
5.343%, due 12/1/34	1,000,000	1,005,429
Series A
5.426%, due 12/1/35	1,000,000	1,001,453
Series A
5.908%, due 12/1/45	725,000	733,336
		3,785,894
Kentucky 0.9%
Kentucky Higher Education Student Loan Corp. Revenue Bonds
Series A-2
6.195%, due 6/1/40	1,875,000	1,937,641
Louisiana 0.8%
Louisiana Energy & Power Authority Revenue Bonds
Series A, Insured: AG
2.332%, due 6/1/32	1,060,000	912,509
	Principal Amount	Value

Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana Utilities Restoration Corp. Project Revenue Bonds
Series A
4.475%, due 8/1/39	$ 1,000,000	$ 955,077
		1,867,586
Massachusetts 6.2%
Commonwealth of Massachusetts Limited General Obligation
Series E
1.67%, due 11/1/31	1,920,000	1,673,284
Series D
2.663%, due 9/1/39	965,754	818,967
Series D
2.813%, due 9/1/43	1,000,000	752,284
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Bonds
Series A
3.769%, due 7/15/29	3,000,000	2,960,508
Massachusetts Development Finance Agency, Northeastern University Revenue Bonds
Series B
4.917%, due 10/1/33	1,000,000	1,015,561
Massachusetts Development Finance Agency, Tufts Medicine, Inc. Revenue Bonds
Series G, Insured: AG-CR
6.625%, due 10/1/30	1,050,000	1,117,879
Massachusetts Educational Financing Authority Revenue Bonds, Senior Lien
Series A
5.95%, due 7/1/44	2,055,000	2,109,907
Series A
6.166%, due 7/1/50	3,500,000	3,614,182
		14,062,572
Minnesota 1.1%
Minnesota Housing Finance Agency Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
1.58%, due 2/1/51	661,632	502,506

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP MacKay U.S. Infrastructure Bond Portfolio

	Principal Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Minnesota Housing Finance Agency Revenue Bonds (continued)
Series A, Insured: GNMA / FNMA / FHLMC
6.125%, due 7/1/55	$ 955,000	$ 999,823
Series J, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	925,000	964,740
		2,467,069
Mississippi 0.9%
State of Mississippi Unlimited General Obligation
Series A
1.732%, due 11/1/32	2,500,000	2,139,189
Missouri 0.2%
Missouri Housing Development Commission, First Place Homeownership Loan Program Revenue Bonds
Series G, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	400,000	415,276
New Hampshire 1.1%
New Hampshire Business Finance Authority, Wheeling Power Co. Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	1,400,000	1,482,597
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp. Revenue Bonds
Series A
5.04%, due 11/1/34	1,000,000	1,000,212
		2,482,809
New Jersey 2.0%
New Jersey Economic Development Authority Revenue Bonds
Series NNN
3.77%, due 6/15/31	2,500,000	2,403,715
	Principal Amount	Value

New Jersey (continued)
Rutgers The State University of New Jersey Revenue Bonds
Series S
2.093%, due 5/1/33	$ 2,510,000	$ 2,124,456
		4,528,171
New Mexico 0.2%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.50%, due 3/1/57	350,000	357,210
New York 16.5%
City of New York, Fiscal of 2021 Unlimited General Obligation
Series D
1.923%, due 8/1/31	4,000,000	3,514,507
City of New York Unlimited General Obligation
Series H-1
5.051%, due 2/1/36	2,000,000	2,006,256
Series H-1
5.481%, due 2/1/40	1,500,000	1,507,218
Series H
5.75%, due 2/1/38	500,000	519,331
Dutchess County Local Development Corp., Bard College Revenue Bonds
Series B
5.918%, due 7/1/39	2,000,000	1,999,382
Metropolitan Transportation Authority Revenue Bonds
Series C
7.336%, due 11/15/39	1,000,000	1,156,961
New York City Housing Development Corp., 8 Spruce Street Revenue Bonds
Class A
5.458%, due 12/15/31	3,000,000	3,030,022
Class B
6.033%, due 12/15/31	1,000,000	1,016,085
Class B
6.033%, due 12/15/31	1,000,000	1,016,085
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority Revenue Bonds
Series E-3
1.97%, due 2/1/33	$ 1,000,000	$ 846,274
Series D-3
2.40%, due 11/1/32	4,000,000	3,508,090
Series G-2
4.91%, due 5/1/32	1,000,000	1,014,255
Series G-3
5.01%, due 5/1/34	1,500,000	1,517,375
New York Energy Finance Development Corp. Revenue Bonds
5.00%, due 7/1/56 (b)	1,000,000	1,033,914
New York Power Authority Revenue Bonds
Series A, Insured: AG
5.749%, due 11/15/33	2,115,000	2,232,266
New York State Dormitory Authority, State of New York Personal Income Tax Revenue Bonds
Series C
2.202%, due 3/15/34	2,620,000	2,224,808
New York State Dormitory Authority, Roswell Park Cancer Institute Corp. Obligated Group Revenue Bonds
Series B, Insured: AG
4.84%, due 7/1/32	1,500,000	1,497,665
New York State Dormitory Authority, New York University Revenue Bonds
Series B
5.228%, due 7/1/35	3,000,000	3,081,464
State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds
Series 268, Insured: SONYMA
6.25%, due 10/1/55	980,000	1,020,239
Syracuse Regional Airport Authority Revenue Bonds
Insured: AG
4.993%, due 7/1/36	1,000,000	999,821
	Principal Amount	Value

New York (continued)
Triborough Bridge & Tunnel Authority Revenue Bonds
Series B
5.50%, due 11/15/39	$ 1,000,000	$ 1,014,959
United Nations Development Corp. Revenue Bonds
Series A
5.661%, due 8/1/36	1,465,000	1,540,290
		37,297,267
North Carolina 1.0%
City of Charlotte Certificate of Participation
5.004%, due 6/1/35	2,100,000	2,149,653
Ohio 3.5%
Akron-Summit County Public Library Unlimited General Obligation
Series B
5.126%, due 12/1/39	2,000,000	2,008,164
American Municipal Power, Inc., Combined Hydroelectric Revenue Bonds
Series B
6.449%, due 2/15/44	1,000,000	1,043,567
Columbus Metropolitan Housing Authority, Riverside Sunshine Phase II LLC Revenue Bonds
5.375%, due 9/1/28	1,000,000	1,004,739
JobsOhio Beverage System Revenue Bonds
Series B
3.985%, due 1/1/29	1,560,000	1,552,134
Series B
4.532%, due 1/1/35	275,000	272,576
Northeast Ohio Regional Sewer District Revenue Bonds
1.777%, due 11/15/31	1,080,000	944,702
Ohio Housing Finance Agency Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	1,000,000	1,073,062
		7,898,944

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP MacKay U.S. Infrastructure Bond Portfolio

	Principal Amount	Value
Municipal Bonds (continued)
Oregon 4.5%
Oregon State Lottery Revenue Bonds
Series B
5.031%, due 4/1/35	$ 3,100,000	$ 3,176,218
Series B, Insured: Moral Obligation
5.093%, due 4/1/34	2,000,000	2,061,683
Port of Morrow, Bonneville Cooperation Project No. 4 Revenue Bonds
Series 1
2.987%, due 9/1/36	1,000,000	871,184
State of Oregon Unlimited General Obligation
Series B
4.955%, due 5/1/38	1,000,000	1,006,239
State of Oregon, Article XI-Q State Projects Unlimited General Obligation
Series B
5.174%, due 5/1/35	1,000,000	1,039,731
Series B
5.304%, due 5/1/36	1,000,000	1,044,309
Series B
5.424%, due 5/1/37	1,000,000	1,047,952
		10,247,316
Pennsylvania 1.5%
City of Philadelphia Unlimited General Obligation
Series B
4.846%, due 8/1/31	1,000,000	1,013,347
Commonwealth Financing Authority Revenue Bonds
Series C
3.058%, due 6/1/34	1,535,000	1,372,271
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Revenue Bonds
Series C, Insured: AG
5.362%, due 11/1/37	1,000,000	1,019,902
		3,405,520
Rhode Island 0.4%
Rhode Island Student Loan Authority Revenue Bonds, Senior Lien
Series 1
5.714%, due 12/1/44	885,000	885,132
	Principal Amount	Value

South Carolina 1.4%
South Carolina Public Service Authority Revenue Bonds
Series C
5.01%, due 12/1/32	$ 1,000,000	$ 1,018,590
Series C, Insured: AG
5.247%, due 12/1/35	1,245,000	1,282,110
South Carolina Student Loan Corp. Revenue Bonds
Series A
5.567%, due 12/1/46	859,161	824,096
		3,124,796
Texas 6.6%
Dallas Area Rapid Transit Revenue Bonds
Series B
5.999%, due 12/1/44	1,460,000	1,501,046
Denton Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
1.677%, due 8/15/32	1,760,000	1,498,275
Keller Independent School District Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/31	240,000	244,287
Insured: PSF-GTD
5.00%, due 2/15/31	1,560,000	1,604,456
Northwest Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
1.776%, due 2/15/31	2,910,000	2,609,308
State of Texas Unlimited General Obligation
5.057%, due 10/1/37	2,000,000	2,059,060
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Obligated Group Revenue Bonds
Insured: AG
2.901%, due 9/1/35	1,000,000	852,919
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Revenue Bonds
Series A-1
5.102%, due 4/1/35	4,444,222	4,515,459
		14,884,810
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
U.S. Virgin Islands 0.5%
Virgin Islands Water & Power Authority, Electric System Revenue Bonds
Series C, Insured: AG
6.85%, due 7/1/35	$ 1,000,000	$ 1,075,055
Utah 1.7%
City of Salt Lake City, Sales and Excise Tax Revenue Bonds
Series B
2.879%, due 4/1/32	1,000,000	923,362
Utah Housing Corp. Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	960,000	1,008,725
Series I, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	990,000	1,053,527
Utah Transit Authority Revenue Bonds
1.783%, due 12/15/30	1,000,000	895,625
		3,881,239
Washington 1.1%
County of King Limited General Obligation
Series C
2.26%, due 12/1/33	3,000,000	2,585,038
Total Municipal Bonds (Cost $208,611,276)		212,007,066
Total Long-Term Bonds (Cost $218,912,272)		222,260,191

	Shares	Value

Short-Term Investment 1.4%
Unaffiliated Investment Company 1.4%
BNY Dreyfus Government Cash Management - Institutional Shares, 3.546% (c)	3,209,015	$ 3,209,015
Total Short-Term Investment (Cost $3,209,015)		3,209,015
Total Investments (Cost $222,121,287)	99.9%	225,469,206
Other Assets, Less Liabilities	0.1	336,760
Net Assets	100.0%	$ 225,805,966

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of June 30, 2026.
(c)	Current yield as of June 30, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SONYMA—State of New York Mortgage Agency

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP MacKay U.S. Infrastructure Bond Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 10,253,125	$ —	$ 10,253,125
Municipal Bonds	—	212,007,066	—	212,007,066
Total Long-Term Bonds	—	222,260,191	—	222,260,191
Short-Term Investment
Unaffiliated Investment Company	3,209,015	—	—	3,209,015
Total Investments in Securities	$ 3,209,015	$ 222,260,191	$ —	$ 225,469,206

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (identified cost $222,121,287)	$225,469,206
Receivables:
Interest	2,551,590
Portfolio shares sold	62,704
Other assets	2,414
Total assets	228,085,914
Liabilities
Payables:
Investment securities purchased	2,000,000
Portfolio shares redeemed	109,184
Manager (See Note 3)	92,525
Distribution/Service fees (See Note 3)	30,180
Professional fees	28,499
Custodian	12,599
Shareholder communication	3,557
Trustees	688
Accrued expenses	2,716
Total liabilities	2,279,948
Net assets	$225,805,966
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$22,450
Additional paid-in-capital	245,288,073
245,310,523
Total distributable earnings (loss)	(19,504,557)
Net assets	$225,805,966
Initial Class
Net assets applicable to outstanding shares	$78,242,436
Shares of beneficial interest outstanding	7,729,128
Net asset value per share outstanding	$10.12
Service Class
Net assets applicable to outstanding shares	$147,563,530
Shares of beneficial interest outstanding	14,721,036
Net asset value per share outstanding	$10.02

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLIM VP MacKay U.S. Infrastructure Bond Portfolio

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$5,720,888
Securities lending, net	4
Total income	5,720,892
Expenses
Manager (See Note 3)	566,360
Distribution/Service—Service Class (See Note 3)	185,711
Professional fees	42,345
Custodian	18,636
Shareholder communication	11,345
Trustees	4,072
Miscellaneous	4,823
Total expenses	833,292
Net investment income (loss)	4,887,600
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(45,722)
Futures transactions	124,802
Net realized gain (loss)	79,080
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(3,199,211)
Futures contracts	(77,719)
Net change in unrealized appreciation (depreciation)	(3,276,930)
Net realized and unrealized gain (loss)	(3,197,850)
Net increase (decrease) in net assets resulting from operations	$1,689,750
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,887,600	$9,963,131
Net realized gain (loss)	79,080	1,491,130
Net change in unrealized appreciation (depreciation)	(3,276,930)	7,125,962
Net increase (decrease) in net assets resulting from operations	1,689,750	18,580,223
Distributions to shareholders:
Initial Class	—	(2,608,695)
Service Class	—	(4,852,987)
Total distributions to shareholders	—	(7,461,682)
Capital share transactions:
Net proceeds from sales of shares	13,620,546	20,130,783
Net asset value of shares issued to shareholders in reinvestment of distributions	—	7,461,682
Cost of shares redeemed	(20,734,120)	(48,694,618)
Increase (decrease) in net assets derived from capital share transactions	(7,113,574)	(21,102,153)
Net increase (decrease) in net assets	(5,423,824)	(9,983,612)
Net Assets
Beginning of period	231,229,790	241,213,402
End of period	$225,805,966	$231,229,790
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLIM VP MacKay U.S. Infrastructure Bond Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.04	$9.58	$9.67	$9.45	$10.87	$11.21
Net investment income (loss) (a)	0.22	0.44	0.37	0.22	0.20	0.13
Net realized and unrealized gain (loss)	(0.14)	0.37	(0.27)	0.23	(1.43)	(0.30)
Total from investment operations	0.08	0.81	0.10	0.45	(1.23)	(0.17)
Less distributions:
From net investment income	—	(0.35)	(0.19)	(0.23)	(0.19)	(0.17)
Net asset value at end of period	$10.12	$10.04	$9.58	$9.67	$9.45	$10.87
Total investment return (b)	0.81%	8.44%	1.03%	5.00%	(11.29)%	(1.50)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.48%††	4.43%	3.82%	2.30%	1.92%	1.15%
Net expenses (c)	0.57%††	0.57%	0.57%	0.56%	0.56%	0.55%
Portfolio turnover rate	18%	85%	41%	7%	17%(d)	69%(d)
Net assets at end of period (in 000's)	$78,242	$78,296	$82,072	$32,615	$34,601	$83,838

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 13% and 37% for the years ended December 31, 2022 and 2021, respectively.

	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.96	$9.50	$9.59	$9.37	$10.77	$11.10
Net investment income (loss) (a)	0.21	0.41	0.32	0.19	0.17	0.10
Net realized and unrealized gain (loss)	(0.15)	0.37	(0.24)	0.23	(1.41)	(0.29)
Total from investment operations	0.06	0.78	0.08	0.42	(1.24)	(0.19)
Less distributions:
From net investment income	—	(0.32)	(0.17)	(0.20)	(0.16)	(0.14)
Net asset value at end of period	$10.02	$9.96	$9.50	$9.59	$9.37	$10.77
Total investment return (b)	0.68%	8.17%	0.78%	4.74%	(11.51)%	(1.74)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.23%††	4.18%	3.38%	2.05%	1.72%	0.94%
Net expenses (c)	0.82%††	0.82%	0.82%	0.81%	0.81%	0.80%
Portfolio turnover rate	18%	85%	41%	7%	17%(d)	69%(d)
Net assets at end of period (in 000's)	$147,564	$152,934	$159,141	$169,182	$180,093	$239,053

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 13% and 37% for the years ended December 31, 2022 and 2021, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP MacKay U.S. Infrastructure Bond Portfolio (the "Portfolio") (formerly known as NYLI VP MacKay U.S. Infrastructure Bond Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Service Class	June 4, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek current income.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an

16	NYLIM VP MacKay U.S. Infrastructure Bond Portfolio

independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represent the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal
17

Notes to Financial Statements (Unaudited) (continued)
bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the

18	NYLIM VP MacKay U.S. Infrastructure Bond Portfolio

Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchases and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for
19

Notes to Financial Statements (Unaudited) (continued)
investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(K) Government, Infrastructure Investment and Municipal Bond Risk.  Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Portfolio’s investments in infrastructure-related securities will expose the Portfolio to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies.
Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities.
Municipalities continue to experience political, economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Portfolio’s net asset value, and/or the distributions paid by the Portfolio.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(M) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2026:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$124,802
Total Net Realized Gain (Loss)	$124,802

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$(77,719)
Total Net Change in Unrealized Appreciation (Depreciation)	$(77,719)

Average Notional Amount	Total
Futures Contracts Short (a)	$(3,565,914)

(a)	Positions were open for two months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the

20	NYLIM VP MacKay U.S. Infrastructure Bond Portfolio

day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investment Management and MacKay Shields, New York Life Investment Management pays for the services of the Subadvisor.
Effective May 1, 2026, pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.50% up to $500 million; 0.475% from $500 million to $1 billion; 0.45% from $1 billion to $3 billion; and 0.43% in excess of $3 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.50% of the Portfolio's average daily net assets.
Prior to May 1, 2026, the Fund paid the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.50% up to $500 million; 0.475% from $500 million to $1 billion; and 0.45% in excess of $1 billion.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $566,360 and paid the Subadvisor in the amount of $283,180.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$222,216,258	$3,642,334	$(389,386)	$3,252,948
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $37,652,857, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$51	$37,602
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$7,461,682
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal
21

Notes to Financial Statements (Unaudited) (continued)
Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $40,412 and $45,375, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	424,848	$4,272,461
Shares redeemed	(492,384)	(4,978,754)
Net increase (decrease)	(67,536)	$(706,293)
Year ended December 31, 2025:
Shares sold	478,941	$4,771,483
Shares issued to shareholders in reinvestment of distributions	261,817	2,608,695
Shares redeemed	(1,510,229)	(14,894,638)
Net increase (decrease)	(769,471)	$(7,514,460)

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	934,661	$9,348,085
Shares redeemed	(1,574,129)	(15,755,366)
Net increase (decrease)	(639,468)	$(6,407,281)
Year ended December 31, 2025:
Shares sold	1,554,615	$15,359,300
Shares issued to shareholders in reinvestment of distributions	490,984	4,852,987
Shares redeemed	(3,436,283)	(33,799,980)
Net increase (decrease)	(1,390,684)	$(13,587,693)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

22	NYLIM VP MacKay U.S. Infrastructure Bond Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
23

NYLIM VP MacKay High Yield Corporate Bond Portfolio
(formerly known as NYLI VP MacKay High Yield Corporate Bond Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.0%
Convertible Bond 0.2%
Media 0.2%
Cable One, Inc.
1.125%, due 3/15/28	$ 9,970,000	$ 6,505,425
Total Convertible Bond (Cost $9,131,877)		6,505,425
Corporate Bonds 88.4%
Advertising 1.2%
Clear Channel Outdoor Holdings, Inc. (a)
7.125%, due 2/15/31	3,750,000	3,883,106
7.75%, due 4/15/28	4,650,000	4,657,491
Lamar Media Corp.
3.625%, due 1/15/31	8,500,000	7,924,684
3.75%, due 2/15/28	4,745,000	4,655,926
4.00%, due 2/15/30	6,750,000	6,452,223
4.875%, due 1/15/29	3,070,000	3,045,119
Outfront Media Capital LLC (a)
4.25%, due 1/15/29	1,000,000	973,713
4.625%, due 3/15/30	1,500,000	1,454,827
6.00%, due 6/15/34	2,920,000	2,914,670
		35,961,759
Aerospace & Defense 2.8%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	3,250,000	3,320,275
Bombardier, Inc.
6.75%, due 6/15/33 (a)	3,175,000	3,286,541
Efesto Bidco SpA Efesto US LLC
Series XR
7.50%, due 2/15/32 (a)	1,750,000	1,751,171
TransDigm, Inc.
4.625%, due 1/15/29	4,785,000	4,708,823
4.875%, due 5/1/29	4,155,000	4,094,004
6.00%, due 1/15/33 (a)	8,750,000	8,835,960
6.125%, due 7/31/34 (a)	3,000,000	2,996,142
6.375%, due 3/1/29 (a)	18,105,000	18,381,662
6.375%, due 5/31/33 (a)	13,380,000	13,507,217
6.625%, due 3/1/32 (a)	6,730,000	6,902,429
6.75%, due 8/15/28 (a)	6,760,000	6,827,323
6.75%, due 1/31/34 (a)	4,875,000	5,000,331
6.875%, due 12/15/30 (a)	3,800,000	3,905,260
7.125%, due 12/1/31 (a)	3,850,000	3,986,525
		87,503,663
	Principal Amount	Value

Agriculture 0.0% ‡
Darling Ingredients, Inc.
6.00%, due 6/15/30 (a)	$ 1,500,000	$ 1,509,832
Airlines 0.1%
American Airlines, Inc.
5.75%, due 4/20/29 (a)	4,080,000	4,087,923
Apparel 0.1%
Under Armour, Inc.
7.25%, due 7/15/30 (a)	1,000,000	1,007,676
William Carter Co. (The)
7.375%, due 2/15/31 (a)	1,880,000	1,942,211
		2,949,887
Auto Manufacturers 0.5%
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	14,265,000	14,666,203
Auto Parts & Equipment 2.7%
Adient Global Holdings Ltd. (a)
7.00%, due 4/15/28	1,000,000	1,016,233
8.25%, due 4/15/31	2,000,000	2,089,034
American Axle & Manufacturing, Inc. (a)
6.375%, due 10/15/32	4,775,000	4,758,213
7.75%, due 10/15/33	2,400,000	2,370,881
Clarios Global LP
6.75%, due 2/15/30 (a)	2,000,000	2,060,860
Cooper-Standard Automotive, Inc.
9.25%, due 3/1/31 (a)	5,020,000	5,059,407
Cyprium Corp. (a)
6.125%, due 4/15/31	3,500,000	3,499,846
6.375%, due 4/15/34	3,085,000	3,078,833
Dorman Products, Inc.
6.25%, due 6/15/34 (a)	1,700,000	1,719,533
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	4,000,000	4,199,956
Goodyear Tire & Rubber Co. (The)
8.875%, due 7/15/32	740,000	746,423
IHO Verwaltungs GmbH (a)
6.375% (6.375% Cash or 7.13% PIK), due 5/15/29 (b)	11,645,000	11,721,333
7.375%, due 5/15/33	5,995,000	6,232,648
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30 (b)	8,750,000	9,056,364
8.00% (8.00% Cash or 8.75% PIK), due 11/15/32 (b)	3,960,000	4,115,576

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Auto Parts & Equipment (continued)
Phinia, Inc. (a)
6.625%, due 10/15/32	$ 2,640,000	$ 2,696,673
6.75%, due 4/15/29	3,060,000	3,133,776
Realtruck Group, Inc.
6.25%, due 7/31/31 (a)	8,694,000	1,650,991
Tenneco, Inc.
8.00%, due 11/17/28 (a)	6,290,000	6,329,338
ZF North America Capital, Inc. (a)
6.875%, due 4/14/28	1,650,000	1,687,589
7.125%, due 4/14/30	2,000,000	2,015,778
7.50%, due 3/24/31	5,515,000	5,552,193
		84,791,478
Biotechnology 0.4%
BioMarin Pharmaceutical, Inc.
5.50%, due 2/15/34 (a)	2,565,000	2,519,977
GENMAB A/S (a)
6.25%, due 12/15/32	5,645,000	5,752,667
7.25%, due 12/15/33	2,925,000	3,049,600
		11,322,244
Building Materials 1.2%
Builders FirstSource, Inc.
6.375%, due 3/1/34 (a)	3,000,000	3,032,715
EMRLD Borrower LP (a)
6.625%, due 12/15/30	7,900,000	8,076,439
6.75%, due 7/15/31	2,825,000	2,924,013
Knife River Corp.
7.75%, due 5/1/31 (a)	4,265,000	4,425,518
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (a)	1,725,000	1,718,121
Quikrete Holdings, Inc. (a)
6.375%, due 3/1/32	12,945,000	13,219,136
6.75%, due 3/1/33	4,500,000	4,587,201
		37,983,143
Chemicals 2.5%
ASP Unifrax Holdings, Inc. (a)(b)
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29	5,409,682	9,821
10.425% (10.425% Cash or 11.175% PIK), due 9/30/29	1,452,180	587,948
Celanese US Holdings LLC (c)
6.85%, due 11/15/28	2,124,000	2,212,040
7.05%, due 11/15/30	3,250,000	3,444,903
7.20%, due 11/15/33	2,000,000	2,136,866
7.379%, due 7/15/32	3,500,000	3,681,181
	Principal Amount	Value

Chemicals (continued)
GPD Cos., Inc.
12.50% (10.125% Cash and 2.375% PIK), due 12/31/29 (a)(b)	$ 6,121,195	$ 4,125,286
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	12,956,050	11,919,566
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	5,350,000	5,354,152
7.00%, due 12/1/31	2,650,000	2,784,625
8.50%, due 11/15/28	2,985,000	3,089,375
9.00%, due 2/15/30	5,075,000	5,312,688
Olympus Water US Holding Corp. (a)
6.75%, due 8/1/32	2,950,000	2,882,383
7.25%, due 2/15/33	2,500,000	2,472,419
Perimeter Holdings LLC
6.25%, due 1/15/34 (a)	5,955,000	5,943,781
Qnity Electronics, Inc. (a)
5.75%, due 8/15/32	3,500,000	3,518,641
6.25%, due 8/15/33	2,830,000	2,879,344
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	10,450,000	10,246,416
Solstice Advanced Materials, Inc.
5.625%, due 9/30/33 (a)	6,035,000	5,997,472
		78,598,907
Coal 0.3%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	6,225,000	6,511,138
Coronado Finance Pty. Ltd.
9.25%, due 10/1/29 (a)	730,000	665,199
Warrior Met Coal, Inc.
7.875%, due 12/1/28 (a)	1,337,000	1,353,673
		8,530,010
Commercial Services 3.8%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	1,850,000	1,774,905
Belron UK Finance plc
5.75%, due 10/15/29 (a)	5,030,000	5,053,274
Block, Inc.
5.625%, due 8/15/30 (a)	3,805,000	3,814,516
6.00%, due 8/15/33 (a)	3,750,000	3,775,894
6.50%, due 5/15/32	6,300,000	6,431,771
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	9,635,000	9,265,867
4.875%, due 7/1/29	16,670,000	14,918,101
CompoSecure Holdings LLC
5.625%, due 2/1/33 (a)	5,270,000	5,144,348

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services (continued)
DCLI Bidco LLC
7.75%, due 11/15/29 (a)	$ 5,730,000	$ 5,925,376
Graham Holdings Co.
5.625%, due 12/1/33 (a)	6,940,000	6,881,571
Herc Holdings, Inc.
7.00%, due 6/15/30 (a)	2,280,000	2,361,094
Korn Ferry
4.625%, due 12/15/27 (a)	4,520,000	4,496,719
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	4,000,000	4,059,915
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	7,705,000	7,665,162
OT Midco, Inc.
10.00%, due 2/15/30 (a)	5,650,000	2,245,875
Raven Acquisition Holdings LLC
6.875%, due 11/15/31 (a)	2,600,000	2,541,294
Service Corp. International
4.00%, due 5/15/31	6,200,000	5,852,448
Synergy Infrastructure Holdings LLC
7.00%, due 7/15/34 (a)	1,000,000	1,014,339
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	3,450,000	3,469,013
United Rentals North America, Inc.
3.875%, due 2/15/31	2,750,000	2,598,334
4.875%, due 1/15/28	1,000,000	996,714
5.375%, due 11/15/33 (a)	5,500,000	5,417,018
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	4,020,000	3,983,923
6.625%, due 6/15/29	4,025,000	4,109,278
6.625%, due 4/15/30	2,100,000	2,163,414
7.375%, due 10/1/31	1,300,000	1,345,956
		117,306,119
Computers 0.6%
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	8,180,000	8,425,187
CACI International, Inc.
6.375%, due 6/15/33 (a)	9,285,000	9,417,033
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	1,550,000	1,614,203
		19,456,423
Cosmetics & Personal Care 1.1%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	6,780,000	6,554,551
5.50%, due 6/1/28	4,000,000	3,994,261
	Principal Amount	Value

Cosmetics & Personal Care (continued)
Perrigo Finance Unlimited Co.
6.125%, due 9/30/32	$ 5,000,000	$ 4,775,531
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	10,940,000	10,039,599
5.125%, due 1/15/28	5,895,000	5,890,364
6.25%, due 7/15/34	1,880,000	1,880,000
		33,134,306
Distribution & Wholesale 0.6%
Core & Main LP
6.00%, due 7/1/34 (a)	2,530,000	2,541,898
Gates Corp.
6.875%, due 7/1/29 (a)	1,750,000	1,789,862
RB Global Holdings, Inc. (a)
6.75%, due 3/15/28	1,000,000	1,013,381
7.75%, due 3/15/31	8,965,000	9,294,688
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	4,045,000	3,994,778
		18,634,607
Diversified Financial Services 3.7%
Aretec Group, Inc. (a)
7.50%, due 4/1/29	4,300,000	4,277,662
10.00%, due 8/15/30	7,374,000	7,767,278
Enact Holdings, Inc.
6.25%, due 5/28/29	1,850,000	1,903,953
First Eagle Holdings, Inc.
7.25%, due 8/15/32 (a)	3,725,000	3,749,756
Jane Street Group (a)
6.125%, due 11/1/32	10,260,000	10,262,134
6.75%, due 5/1/33	4,600,000	4,730,486
7.125%, due 4/30/31	12,669,000	13,099,189
Osaic Holdings, Inc. (a)
6.75%, due 8/1/32	9,900,000	9,916,929
8.00%, due 8/1/33	3,475,000	3,487,833
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	2,645,000	2,525,324
5.75%, due 9/15/31	2,395,000	2,271,859
6.75%, due 2/15/34	2,700,000	2,591,778
6.875%, due 2/15/33	1,000,000	974,983
7.125%, due 11/15/30	4,000,000	4,053,524
Planet Financial Group LLC
10.50%, due 12/15/29 (a)	2,675,000	2,641,603
Provident Funding Associates LP
9.75%, due 9/15/29 (a)	2,265,000	2,366,261
Rocket Cos., Inc. (a)
6.125%, due 8/1/30	6,650,000	6,764,194
6.125%, due 8/1/31	2,500,000	2,553,304
6.375%, due 8/1/33	5,140,000	5,227,197
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
Rocket Cos., Inc. (a) (continued)
6.50%, due 6/15/34	$ 2,010,000	$ 2,061,616
7.125%, due 2/1/32	3,025,000	3,139,741
Stonex Escrow Issuer LLC
6.875%, due 7/15/32 (a)	8,400,000	8,638,325
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	9,760,000	10,247,766
WS Escrow LLC
7.75%, due 6/1/33 (a)	915,000	939,538
		116,192,233
Electric 5.0%
Alpha Generation LLC (a)
6.25%, due 1/15/34	1,815,000	1,785,933
6.75%, due 10/15/32	4,250,000	4,328,217
Clearway Energy Operating LLC (a)
4.75%, due 3/15/28	4,050,000	4,012,797
5.75%, due 1/15/34	2,040,000	2,000,246
EUSHI Finance, Inc.
6.25% (5 Year Treasury Constant Maturity Rate + 2.509%), due 4/1/56 (d)	4,950,000	4,924,260
Keystone Power Pass-Through Holders LLC
13.00% (12.00% PIK), due 6/1/28 (a)(b)(e)	1,025,233	1,014,981
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	2,850,000	2,721,913
NRG Energy, Inc. (a)
5.75%, due 1/15/34	7,000,000	6,945,340
5.875%, due 5/15/34	3,240,000	3,222,957
6.00%, due 2/1/33	3,000,000	3,016,020
6.00%, due 1/15/36	12,200,000	12,161,864
6.125%, due 5/15/36	4,250,000	4,251,968
6.25%, due 11/1/34	1,870,000	1,893,419
PacifiCorp (d)
7.125% (5 Year Treasury Constant Maturity Rate + 3.292%), due 8/15/56	5,160,000	5,125,361
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55	2,300,000	2,323,331
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	3,500,000	3,426,924
PG&E Corp.
5.00%, due 7/1/28	4,770,000	4,743,715
	Principal Amount	Value

Electric (continued)
PG&E Corp. (continued)
5.25%, due 7/1/30	$ 3,840,000	$ 3,781,408
6.85% (5 Year Treasury Constant Maturity Rate + 3.225%), due 9/15/56 (d)	1,375,000	1,370,117
7.375% (5 Year Treasury Constant Maturity Rate + 3.883%), due 3/15/55 (d)	4,500,000	4,585,419
Talen Energy Supply LLC (a)
6.125%, due 5/1/31	9,370,000	9,370,178
6.25%, due 2/1/34	8,950,000	8,895,602
6.375%, due 5/1/33	9,705,000	9,692,750
6.50%, due 2/1/36	7,000,000	7,057,099
TransAlta Corp.
5.875%, due 2/1/34	3,545,000	3,492,155
Vistra Corp. (a)(d)(f)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	2,900,000	2,922,977
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	8,350,000	8,414,253
Vistra Operations Co. LLC (a)
5.00%, due 7/31/27	3,300,000	3,297,675
6.875%, due 4/15/32	2,860,000	2,962,085
VoltaGrid LLC
7.375%, due 11/1/30 (a)	5,675,000	5,891,620
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	1,900,000	1,883,371
7.25%, due 1/15/29	2,000,000	2,069,474
7.75%, due 4/15/34	2,320,000	2,441,962
8.375%, due 1/15/31	4,665,000	4,975,223
8.625%, due 3/15/33	3,465,000	3,715,738
		154,718,352
Electrical Components & Equipment 0.5%
EnerSys
6.625%, due 1/15/32 (a)	2,650,000	2,707,939
WESCO Distribution, Inc. (a)
5.50%, due 4/15/34	2,045,000	2,022,980
6.375%, due 3/15/29	4,060,000	4,132,430
6.375%, due 3/15/33	1,705,000	1,749,325
6.625%, due 3/15/32	4,395,000	4,528,876
		15,141,550
Electronics 0.1%
Sensata Technologies BV
5.875%, due 9/1/30 (a)	3,070,000	3,080,131

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Engineering & Construction 0.7%
AECOM
6.00%, due 8/1/33 (a)	$ 6,980,000	$ 6,989,974
Granite Construction, Inc.
6.375%, due 6/15/34 (a)	2,500,000	2,542,130
Weekley Homes LLC (a)
4.875%, due 9/15/28	5,800,000	5,720,011
6.75%, due 1/15/34	5,510,000	5,524,651
		20,776,766
Entertainment 4.0%
Affinity Interactive
6.875%, due 12/15/27 (a)	3,074,000	1,731,249
Caesars Entertainment, Inc. (a)
6.00%, due 10/15/32	7,800,000	7,068,044
6.50%, due 2/15/32	2,815,000	2,745,951
7.00%, due 2/15/30	3,500,000	3,520,146
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	12,847,000	12,722,037
5.50%, due 4/1/27	10,376,000	10,372,651
5.75%, due 4/1/30	6,515,000	6,508,834
6.75%, due 5/1/31	3,000,000	3,052,478
Flutter Treasury DAC
5.875%, due 6/4/31 (a)	5,250,000	5,231,992
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	6,720,000	6,585,600
6.75%, due 2/15/29	2,325,000	2,274,292
Light & Wonder International, Inc. (a)
6.25%, due 10/1/33	4,920,000	4,893,334
7.25%, due 11/15/29	3,200,000	3,257,843
7.50%, due 9/1/31	5,150,000	5,337,815
Live Nation Entertainment, Inc. (a)
4.75%, due 10/15/27	2,000,000	1,995,612
6.50%, due 5/15/27	6,855,000	6,854,156
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	4,160,000	3,510,183
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (a)	2,000,000	1,946,902
Motion Bondco DAC
6.625%, due 11/15/27 (a)	5,125,000	4,958,517
Motion Finco SARL
8.375%, due 2/15/32 (a)	4,255,000	3,594,053
Rivers Enterprise Borrower LLC (a)
6.25%, due 10/15/30	7,100,000	7,188,722
6.625%, due 2/1/33	4,980,000	5,054,511
Vail Resorts, Inc.
5.625%, due 7/15/30 (a)	4,945,000	4,938,834
	Principal Amount	Value

Entertainment (continued)
Voyager Parent LLC
9.25%, due 7/1/32 (a)	$ 7,487,000	$ 7,917,938
		123,261,694
Environmental Control 0.3%
Clean Harbors, Inc.
5.75%, due 10/15/33 (a)	3,000,000	3,019,716
Luna 1.5 SARL
12.00%, due 7/1/32 (a)	2,950,000	3,156,022
Waste Pro USA, Inc.
7.00%, due 2/1/33 (a)	3,550,000	3,632,683
		9,808,421
Food 2.0%
Albertsons Cos., Inc. (a)
5.50%, due 3/31/31	2,000,000	1,954,188
5.75%, due 3/31/34	4,500,000	4,285,554
C&S Group Enterprises LLC
5.00%, due 12/15/28 (a)	1,000,000	947,784
Chobani LLC (a)
6.375%, due 4/15/34	3,805,000	3,861,676
7.625%, due 7/1/29	4,835,000	4,985,736
Industrial F&B Investments III, Inc.
7.75%, due 2/11/33 (a)	4,415,000	4,499,499
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	5,130,000	5,283,900
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	1,500,000	1,455,999
5.625%, due 3/1/34	4,000,000	3,925,986
6.125%, due 9/15/32	4,750,000	4,808,097
Post Holdings, Inc. (a)
6.375%, due 3/1/33	3,000,000	2,977,109
6.50%, due 3/15/36	2,420,000	2,392,517
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	12,025,000	11,617,137
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	5,599,000	5,599,705
Viking Baked Goods Acquisition Corp.
Series JUL
8.625%, due 11/1/31 (a)(g)	2,320,000	2,345,070
		60,939,957
Forest Products & Paper 0.3%
Mercer International, Inc.
5.125%, due 2/1/29	10,890,000	6,316,200
12.875%, due 10/1/28 (a)	5,800,000	3,712,000
		10,028,200
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Gas 0.2%
AltaGas Ltd.
7.20% (5 Year Treasury Constant Maturity Rate + 3.573%), due 10/15/54 (a)(d)	$ 7,000,000	$ 7,338,828
Healthcare-Products 0.8%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	8,090,000	8,312,475
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	4,000,000	4,207,324
Teleflex, Inc. (a)
4.25%, due 6/1/28	9,615,000	9,477,429
5.875%, due 1/15/32	3,015,000	3,037,785
		25,035,013
Healthcare-Services 3.5%
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	1,000,000	984,397
Centene Corp.
4.625%, due 12/15/29	5,745,000	5,572,916
CHS/Community Health Systems, Inc.
9.75%, due 1/15/34 (a)	2,845,000	2,970,410
DaVita, Inc. (a)
3.75%, due 2/15/31	2,000,000	1,853,031
4.625%, due 6/1/30	7,650,000	7,410,992
Encompass Health Corp.
4.50%, due 2/1/28	2,750,000	2,730,372
4.625%, due 4/1/31	3,875,000	3,741,380
4.75%, due 2/1/30	7,650,000	7,535,004
Global Medical Response, Inc.
7.375%, due 10/1/32 (a)	4,750,000	4,922,211
HCA, Inc.
7.50%, due 11/6/33	7,700,000	8,641,990
HealthEquity, Inc.
4.50%, due 10/1/29 (a)	4,050,000	3,934,784
IQVIA, Inc. (a)
5.00%, due 10/15/26	8,997,000	8,991,982
6.25%, due 6/1/32	10,950,000	11,132,628
6.50%, due 5/15/30	2,650,000	2,704,900
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	4,300,000	4,125,285
7.00%, due 5/1/34	7,450,000	7,140,542
8.375%, due 2/15/32	4,750,000	4,944,047
10.00%, due 6/1/32	7,945,000	7,931,584
Molina Healthcare, Inc. (a)
3.875%, due 5/15/32	1,800,000	1,627,395
6.50%, due 2/15/31	2,300,000	2,339,779
	Principal Amount	Value

Healthcare-Services (continued)
Tenet Healthcare Corp.
5.50%, due 11/15/32 (a)	$ 4,650,000	$ 4,623,755
6.75%, due 5/15/31	4,000,000	4,097,624
		109,957,008
Holding Companies-Diversified 0.5%
Stena International SA (a)
7.25%, due 1/15/31	7,735,000	7,908,342
7.625%, due 2/15/31	6,675,000	6,899,560
		14,807,902
Home Builders 1.1%
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	4,000,000	4,002,068
Century Communities, Inc.
3.875%, due 8/15/29 (a)	3,500,000	3,344,750
Installed Building Products, Inc.
5.625%, due 2/1/34 (a)	2,675,000	2,655,196
M/I Homes, Inc.
3.95%, due 2/15/30	1,695,000	1,610,291
4.95%, due 2/1/28	3,500,000	3,483,665
Mattamy Group Corp.
6.00%, due 12/15/33 (a)	5,645,000	5,418,664
Shea Homes LP
4.75%, due 2/15/28	7,300,000	7,228,632
4.75%, due 4/1/29	2,128,000	2,079,824
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	3,250,000	3,374,628
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	1,998,000	2,002,210
		35,199,928
Home Furnishings 0.1%
Whirlpool Corp. (a)
7.50%, due 7/1/31	860,000	870,275
7.875%, due 7/1/34	940,000	943,856
		1,814,131
Housewares 1.1%
Central Garden & Pet Co.
4.125%, due 10/15/30	3,070,000	2,927,504
4.125%, due 4/30/31 (a)	4,823,000	4,552,346
Newell Brands, Inc.
6.375%, due 5/15/30	6,205,000	6,289,369
6.625%, due 5/15/32	2,545,000	2,577,200
8.50%, due 6/1/28 (a)	2,800,000	2,925,350
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	6,395,000	5,993,941

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Housewares (continued)
Scotts Miracle-Gro Co. (The) (continued)
4.375%, due 2/1/32	$ 4,390,000	$ 4,114,884
4.50%, due 10/15/29	6,400,000	6,266,104
		35,646,698
Insurance 0.9%
Asurion LLC (a)
8.00%, due 12/31/32	5,930,000	5,974,810
8.375%, due 2/1/34	3,310,000	3,063,997
CRC Insurance Group LLC
7.125%, due 6/1/31 (a)	2,161,000	2,154,109
HUB International Ltd.
7.25%, due 6/15/30 (a)	2,755,000	2,827,283
MGIC Investment Corp.
5.25%, due 8/15/28	6,708,000	6,696,899
NMI Holdings, Inc.
6.00%, due 8/15/29	1,000,000	1,020,389
Ryan Specialty LLC (a)
4.375%, due 2/1/30	1,000,000	963,625
5.875%, due 8/1/32	3,840,000	3,778,013
USI, Inc.
7.50%, due 1/15/32 (a)	2,500,000	2,523,560
		29,002,685
Internet 0.8%
Arches Buyer, Inc.
4.25%, due 6/1/28 (a)	2,700,000	2,645,935
Cogent Communications Group LLC (a)
6.50%, due 7/1/32	3,625,000	3,261,588
7.00%, due 6/15/27	3,120,000	3,098,487
Gen Digital, Inc. (a)
6.25%, due 4/1/33	1,750,000	1,724,815
6.75%, due 9/30/27	4,600,000	4,613,878
Go Daddy Operating Co. LLC
3.50%, due 3/1/29 (a)	1,500,000	1,413,000
Match Group Holdings II LLC
6.125%, due 9/15/33 (a)	2,500,000	2,470,457
Photo Holdings LLC
12.00%, due 7/1/31 (a)	5,910,000	6,089,885
		25,318,045
Investment Companies 0.4%
Ares Capital Corp.
5.50%, due 9/1/30	2,645,000	2,612,431
	Principal Amount	Value

Investment Companies (continued)
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (a)	$ 5,525,871	$ 5,263,490
FS KKR Capital Corp.
7.50%, due 8/1/31	4,610,000	4,591,789
Icahn Enterprises LP
5.25%, due 5/15/27	1,000,000	988,353
		13,456,063
Iron & Steel 1.5%
Big River Steel LLC
6.625%, due 1/31/29 (a)	10,130,000	10,142,893
Commercial Metals Co. (a)
5.75%, due 11/15/33	3,242,000	3,222,848
6.00%, due 12/15/35	2,193,000	2,187,323
Hybar LLC
7.375%, due 7/1/34 (a)	2,420,000	2,431,744
Mineral Resources Ltd. (a)
6.00%, due 5/1/32	3,210,000	3,175,443
6.25%, due 5/1/34	2,420,000	2,379,577
7.00%, due 4/1/31	8,275,000	8,565,513
8.50%, due 5/1/30	6,625,000	6,840,246
9.25%, due 10/1/28	7,231,000	7,465,667
		46,411,254
Leisure Time 0.5%
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	4,500,000	4,423,448
Carnival Corp. Ltd.
5.75%, due 8/1/32 (a)	6,000,000	6,058,604
MajorDrive Holdings IV LLC
6.375%, due 6/1/29 (a)	3,760,000	3,152,933
Patrick Industries, Inc.
4.75%, due 5/1/29 (a)	2,295,000	2,256,931
		15,891,916
Lodging 2.5%
Boyd Gaming Corp.
4.75%, due 12/1/27	11,630,000	11,590,676
4.75%, due 6/15/31 (a)	13,995,000	13,514,032
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	10,490,000	9,914,151
4.875%, due 1/15/30	9,020,000	8,990,225
5.50%, due 9/15/31 (a)	6,500,000	6,516,627
5.50%, due 3/31/34 (a)	3,680,000	3,648,445
5.75%, due 9/15/33 (a)	3,230,000	3,242,103
5.875%, due 3/15/33 (a)	7,500,000	7,568,618
6.125%, due 4/1/32 (a)	2,000,000	2,026,712
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Lodging (continued)
Travel + Leisure Co.
6.25%, due 6/1/31 (a)	$ 2,700,000	$ 2,716,481
Wyndham Hotels & Resorts, Inc.
5.625%, due 3/1/33 (a)	4,390,000	4,332,757
Wynn Macau Ltd.
6.75%, due 2/15/34 (a)	2,700,000	2,683,510
		76,744,337
Machinery—Construction & Mining 0.3%
Solaris Energy Infrastructure LLC
6.375%, due 5/15/31 (a)	1,650,000	1,668,409
Terex Corp.
5.00%, due 5/15/29 (a)	2,150,000	2,129,997
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	4,255,000	4,212,994
		8,011,400
Machinery-Diversified 0.6%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (e)(h)(i)	5,030,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (a)	3,000,000	3,097,302
Columbus McKinnon Corp.
7.125%, due 2/1/33 (a)	4,005,000	4,013,527
Esab Corp.
5.625%, due 4/1/31 (a)	3,205,000	3,208,478
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	4,100,000	4,246,255
Regal Rexnord Corp.
6.05%, due 4/15/28	1,750,000	1,786,852
6.30%, due 2/15/30	1,000,000	1,043,690
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	2,842,000	2,842,426
		20,238,530
Media 6.6%
Block Communications, Inc.
10.25%, due 3/1/31 (a)	2,250,000	2,057,882
Cable One, Inc.
4.00%, due 11/15/30 (a)	4,623,000	2,494,620
CCO Holdings LLC
4.25%, due 2/1/31 (a)	8,300,000	7,474,831
4.25%, due 1/15/34 (a)	3,750,000	3,174,485
4.50%, due 8/15/30 (a)	4,000,000	3,718,172
4.50%, due 5/1/32	19,325,000	17,057,580
4.75%, due 3/1/30 (a)	7,715,000	7,314,987
	Principal Amount	Value

Media (continued)
CCO Holdings LLC (continued)
5.00%, due 2/1/28 (a)	$ 7,500,000	$ 7,406,039
5.125%, due 5/1/27 (a)	2,076,000	2,071,784
5.375%, due 6/1/29 (a)	4,000,000	3,913,064
CSC Holdings LLC (a)
5.50%, due 4/15/27	5,500,000	3,685,056
5.75%, due 1/15/30	7,035,000	1,631,241
6.50%, due 2/1/29	4,350,000	2,602,120
7.50%, due 4/1/28	3,525,000	952,247
11.75%, due 1/31/29	4,225,000	2,598,893
Directv Financing LLC (a)
5.875%, due 8/15/27	621,000	620,096
8.875%, due 2/1/30	2,835,000	2,885,301
9.25%, due 6/1/32	1,600,000	1,625,674
Discovery Communications LLC
3.625%, due 5/15/30	4,150,000	3,859,487
4.125%, due 5/15/29	3,030,000	2,999,700
Discovery Global Holdings, Inc.
4.279%, due 3/15/32	6,100,000	5,473,835
5.05%, due 3/15/42	4,840,000	3,545,639
EchoStar Corp.
6.75%, due 11/30/30	13,478,357	13,702,111
10.75%, due 11/30/29	5,090,000	5,500,353
Gray Media, Inc. (a)
4.75%, due 10/15/30	2,695,000	1,935,897
7.25%, due 8/15/33	1,950,000	1,920,073
9.625%, due 7/15/32	3,260,000	3,146,389
10.50%, due 7/15/29	3,065,000	3,235,389
iHeartCommunications, Inc.
9.125%, due 5/1/29 (a)	1,520,000	1,474,856
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	3,950,000	2,181,986
6.75%, due 10/15/27	13,936,000	7,941,808
News Corp. (a)
3.875%, due 5/15/29	4,340,000	4,209,177
5.125%, due 2/15/32	3,320,000	3,252,690
Nexstar Media, Inc. (a)
6.50%, due 9/15/33	9,865,000	9,862,262
7.25%, due 4/15/34	4,865,000	4,852,738
Paramount Global
4.20%, due 6/1/29	3,000,000	2,878,091
4.95%, due 1/15/31	3,085,000	2,867,628
5.85%, due 9/1/43	1,000,000	748,744
6.875%, due 4/30/36	1,000,000	938,023
7.875%, due 7/30/30	4,250,000	4,463,609
Sinclair Television Group, Inc.
8.125%, due 2/15/33 (a)	6,425,000	6,599,542

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
Sirius XM Radio LLC (a)
4.00%, due 7/15/28	$ 2,750,000	$ 2,677,904
5.875%, due 4/15/32	2,790,000	2,757,339
Univision Communications, Inc. (a)
7.375%, due 6/30/30	2,000,000	2,005,406
8.875%, due 4/15/33	3,080,000	3,032,025
9.375%, due 8/1/32	4,945,000	5,024,313
Versant Media Group, Inc.
7.25%, due 1/30/31 (a)	6,670,000	6,900,549
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	4,850,000	3,687,825
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	3,550,000	3,369,494
VZ Secured Financing BV
5.00%, due 1/15/32 (a)	2,400,000	2,100,420
Ziggo BV
4.875%, due 1/15/30 (a)	4,100,000	3,847,890
		206,277,264
Metal Fabricate & Hardware 0.2%
Advanced Drainage Systems, Inc.
6.375%, due 6/15/30 (a)	3,030,000	3,071,814
Park-Ohio Industries, Inc.
8.50%, due 8/1/30 (a)	1,525,000	1,591,055
Vallourec SACA
7.50%, due 4/15/32 (a)	2,450,000	2,560,620
		7,223,489
Mining 2.2%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	4,900,000	5,084,995
Alumina Pty. Ltd. (a)
6.125%, due 3/15/30	2,500,000	2,535,365
6.375%, due 9/15/32	4,130,000	4,205,942
Arcosa, Inc.
6.875%, due 8/15/32 (a)	5,225,000	5,450,417
Century Aluminum Co.
6.875%, due 8/1/32 (a)	7,115,000	7,314,931
Coeur Mining, Inc.
6.875%, due 4/1/32 (a)	1,000,000	1,025,000
Compass Minerals International, Inc.
8.00%, due 7/1/30 (a)	3,725,000	3,928,381
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	6,932,000	6,918,300
First Quantum Minerals Ltd. (a)
6.375%, due 2/15/36	2,000,000	1,962,769
7.25%, due 2/15/34	2,950,000	3,024,269
	Principal Amount	Value

Mining (continued)
First Quantum Minerals Ltd. (a) (continued)
8.625%, due 6/1/31	$ 1,525,000	$ 1,587,767
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	10,560,000	10,527,258
PLS Group Ltd.
6.875%, due 5/1/31 (a)	4,865,000	4,981,202
Skeena Resources Ltd.
8.50%, due 4/1/31 (a)	8,725,000	9,164,906
		67,711,502
Miscellaneous—Manufacturing 1.1%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	2,615,000	2,546,144
6.375%, due 3/15/33	3,750,000	3,791,779
Avient Corp. (a)
6.25%, due 11/1/31	1,385,000	1,403,451
7.125%, due 8/1/30	3,405,000	3,467,674
Axon Enterprise, Inc.
6.125%, due 3/15/30 (a)	3,000,000	3,059,883
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(b)	6,587,500	6,723,617
Calderys Financing LLC
11.25%, due 6/1/28 (a)	3,425,000	3,547,567
Enpro, Inc.
6.125%, due 6/1/33 (a)	2,350,000	2,380,783
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	2,500,000	2,500,832
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	4,000,000	4,093,304
		33,515,034
Oil & Gas 4.7%
Ascent Resources Utica Holdings LLC (a)
6.625%, due 10/15/32	2,150,000	2,176,860
9.00%, due 11/1/27	2,684,000	2,979,240
Caturus Energy LLC
7.125%, due 5/15/31 (a)	3,030,000	2,997,823
Chord Energy Corp. (a)
6.00%, due 10/1/30	4,835,000	4,855,423
6.75%, due 3/15/33	990,000	1,004,658
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	3,460,000	3,407,007
6.75%, due 3/1/29	5,000,000	4,908,809
Crescent Energy Finance LLC (a)
7.625%, due 4/1/32	1,900,000	1,915,320
7.75%, due 7/31/29	4,770,000	4,781,877
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Crescent Energy Finance LLC (a) (continued)
7.875%, due 4/15/32	$ 3,495,000	$ 3,538,810
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	3,680,000	3,753,276
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	1,610,000	1,603,745
6.00%, due 4/15/30	1,000,000	982,488
6.00%, due 2/1/31	3,015,000	2,920,454
Matador Resources Co. (a)
6.00%, due 4/15/34	1,825,000	1,779,209
6.25%, due 4/15/33	4,120,000	4,104,996
6.50%, due 4/15/32	4,150,000	4,172,659
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	1,550,000	1,536,719
Murphy Oil Corp.
6.00%, due 10/1/32	2,950,000	2,938,181
6.50%, due 2/15/34	3,435,000	3,402,919
Noble Finance II LLC (a)
6.25%, due 6/15/34	5,810,000	5,694,156
8.00%, due 4/15/30	8,052,000	8,343,140
PBF Holding Co. LLC
9.875%, due 3/15/30 (a)	3,300,000	3,528,319
Range Resources Corp.
4.75%, due 2/15/30 (a)	2,000,000	1,958,575
Seadrill Finance Ltd.
8.375%, due 8/1/30 (a)	4,725,000	4,938,802
SM Energy Co. (a)
6.75%, due 8/1/29	3,525,000	3,589,222
7.00%, due 8/1/32	2,270,000	2,290,911
Sunoco LP (a)
4.50%, due 10/1/29	5,000,000	4,855,938
4.625%, due 5/1/30	5,000,000	4,829,382
5.375%, due 7/15/31	3,335,000	3,289,591
5.875%, due 7/15/27	3,825,000	3,823,307
6.625%, due 8/15/32	1,000,000	1,017,066
Talos Production, Inc. (a)
9.00%, due 2/1/29	7,250,000	7,553,724
9.375%, due 2/1/31	6,370,000	6,690,538
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	9,910,000	9,752,244
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	1,618,461	1,655,693
Transocean International Ltd. (a)
8.25%, due 5/15/29	1,000,000	1,032,583
8.75%, due 2/15/30	6,541,500	6,797,318
	Principal Amount	Value

Oil & Gas (continued)
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	$ 4,510,000	$ 4,625,294
		146,026,276
Oil & Gas Services 1.3%
Archrock Services LP
6.00%, due 2/1/34 (a)	3,800,000	3,777,182
Bristow Group, Inc.
6.75%, due 2/1/33 (a)	5,725,000	5,741,591
Kodiak Gas Services LLC (a)
5.875%, due 4/1/31	3,300,000	3,308,461
6.50%, due 10/1/33	4,560,000	4,622,258
Oceaneering International, Inc.
6.00%, due 2/1/28	2,965,000	3,007,444
6.875%, due 7/15/34 (a)	3,000,000	3,047,299
SESI LLC
7.875%, due 9/30/30 (a)	6,685,000	6,792,521
Tidewater, Inc.
9.125%, due 7/15/30 (a)	6,100,000	6,527,244
Weatherford International Ltd.
6.75%, due 10/15/33 (a)	3,500,000	3,571,035
		40,395,035
Packaging & Containers 0.2%
Canpack Group, Inc.
6.00%, due 5/15/31 (a)	2,170,000	2,182,304
Cascades USA, Inc.
5.375%, due 1/15/28 (a)	3,090,000	3,082,275
		5,264,579
Pharmaceuticals 2.2%
1261229 B.C. Ltd.
10.00%, due 4/15/32 (a)	7,218,000	7,310,650
Bausch Health Cos., Inc.
11.00%, due 9/30/28 (a)	3,026,000	3,081,436
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	7,220,000	7,218,502
Endo Finance Holdings LP
8.50%, due 4/15/31 (a)	6,340,000	6,664,671
HLF Financing Sarl LLC
7.75%, due 5/1/33 (a)	2,315,000	2,346,357
Jazz Securities DAC
4.375%, due 1/15/29 (a)	14,660,000	14,360,515
Organon & Co. (a)
4.125%, due 4/30/28	12,850,000	12,690,158
5.125%, due 4/30/31	15,230,000	15,067,735
		68,740,024

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLIM VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Pipelines 4.4%
Antero Midstream Partners LP (a)
5.75%, due 1/15/28	$ 1,265,000	$ 1,264,568
5.75%, due 10/15/33	5,750,000	5,694,527
Buckeye Partners LP (a)
6.75%, due 2/1/30	2,500,000	2,582,013
6.875%, due 7/1/29	5,100,000	5,206,299
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,535,000	2,416,431
Energy Transfer LP
4.40%, due 3/15/27	3,378,000	3,378,358
6.50% (5 Year Treasury Constant Maturity Rate + 2.676%), due 2/15/56 (d)	4,355,000	4,391,417
Excelerate Energy LP
8.00%, due 5/15/30 (a)	7,365,000	7,767,129
Global Partners LP
7.125%, due 7/1/33 (a)	1,335,000	1,350,822
Harvest Midstream I LP (a)
6.75%, due 5/15/34	4,995,000	5,066,201
7.50%, due 5/15/32	1,500,000	1,553,652
Hess Midstream Operations LP (a)
5.50%, due 10/15/30	2,000,000	1,992,418
5.875%, due 3/1/28	3,150,000	3,172,255
ITT Holdings LLC
6.50%, due 8/1/29 (a)	7,785,000	7,693,763
Plains All American Pipeline LP
Series B
8.023% (3 Month SOFR + 4.372%), due 11/15/2174 (d)(f)	14,265,000	14,264,752
Prairie Acquiror LP
9.00%, due 8/1/29 (a)	4,925,000	5,115,657
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	3,500,000	3,492,584
6.00%, due 12/31/30	3,400,000	3,401,557
6.00%, due 9/1/31	2,500,000	2,473,382
6.75%, due 3/15/34	5,425,000	5,473,033
7.375%, due 2/15/29	8,000,000	8,206,120
TransMontaigne Partners LLC
8.50%, due 6/15/30 (a)	3,550,000	3,617,022
Venture Global LNG, Inc. (a)
6.375%, due 12/15/34	3,565,000	3,503,547
6.625%, due 6/15/36	3,040,000	2,996,461
7.00%, due 1/15/30	2,935,000	2,993,448
8.375%, due 6/1/31	8,065,000	8,395,086
9.50%, due 2/1/29	5,810,000	6,253,600
9.875%, due 2/1/32	1,735,000	1,852,211
	Principal Amount	Value

Pipelines (continued)
Venture Global Plaquemines LNG LLC (a)
6.125%, due 12/15/30	$ 1,240,000	$ 1,268,716
6.50%, due 1/15/34	5,115,000	5,329,738
6.50%, due 6/15/34	1,955,000	2,036,670
6.75%, due 1/15/36	2,245,000	2,380,365
		136,583,802
Real Estate Investment Trusts 1.8%
Blackstone Mortgage Trust, Inc. (a)
6.25%, due 6/1/31	3,180,000	3,076,227
7.75%, due 12/1/29	4,400,000	4,558,387
CTR Partnership LP
3.875%, due 6/30/28 (a)	2,020,000	1,968,541
Millrose Properties, Inc. (a)
6.25%, due 9/15/32	4,165,000	4,201,244
6.375%, due 8/1/30	6,500,000	6,588,075
MPT Operating Partnership LP
4.625%, due 8/1/29	1,000,000	803,772
5.00%, due 10/15/27	3,446,000	3,342,482
8.50%, due 2/15/32 (a)	4,200,000	4,299,918
RHP Hotel Properties LP (a)
4.50%, due 2/15/29	2,081,000	2,040,334
5.75%, due 3/15/34	3,755,000	3,720,165
6.50%, due 4/1/32	6,290,000	6,436,362
6.50%, due 6/15/33	2,480,000	2,544,357
7.25%, due 7/15/28	2,715,000	2,768,686
Starwood Property Trust, Inc. (a)
5.25%, due 10/15/28	3,500,000	3,484,035
5.75%, due 1/15/31	3,355,000	3,333,947
Vornado Realty LP
5.75%, due 2/1/33	4,390,000	4,405,682
		57,572,214
Retail 5.0%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	6,165,000	6,049,127
4.00%, due 10/15/30	14,705,000	13,882,241
5.625%, due 9/15/29	2,000,000	2,010,442
6.125%, due 6/15/29	5,385,000	5,465,802
Academy Ltd.
5.875%, due 5/15/31 (a)	2,000,000	2,000,032
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	4,631,000	4,584,284
4.625%, due 11/15/29 (a)	2,000,000	1,947,476
4.75%, due 3/1/30	5,512,000	5,358,960
5.00%, due 2/15/32 (a)	4,000,000	3,825,919
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
Cougar JV Subsidiary LLC
8.00%, due 5/15/32 (a)	$ 2,300,000	$ 2,410,943
Group 1 Automotive, Inc.
6.375%, due 1/15/30 (a)	1,950,000	1,974,465
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	9,250,000	9,159,775
KFC Holding Co.
4.75%, due 6/1/27 (a)	5,135,000	5,120,724
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	12,530,000	12,199,516
8.25%, due 8/1/31	5,000,000	5,209,666
Lithia Motors, Inc.
5.50%, due 10/1/30 (a)	3,035,000	2,997,537
Murphy Oil USA, Inc.
4.75%, due 9/15/29	3,000,000	2,952,674
5.875%, due 6/1/34 (a)	4,340,000	4,353,684
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	5,550,000	5,312,054
PetSmart LLC
7.50%, due 9/15/32 (a)	2,650,000	2,650,578
QXO Building Products, Inc. (a)
6.50%, due 7/15/31	2,660,000	2,710,995
6.75%, due 4/30/32	7,950,000	8,209,002
6.875%, due 7/15/34	1,550,000	1,591,192
Sonic Automotive, Inc. (a)
4.625%, due 11/15/29	3,000,000	2,936,282
4.875%, due 11/15/31	2,580,000	2,482,740
Yum! Brands, Inc.
3.625%, due 3/15/31	11,385,000	10,596,340
4.625%, due 1/31/32	13,060,000	12,497,069
4.75%, due 1/15/30 (a)	5,272,000	5,185,564
5.375%, due 4/1/32	8,735,000	8,688,657
6.875%, due 11/15/37	2,000,000	2,169,422
		156,533,162
Semiconductors 0.2%
Amkor Technology, Inc.
5.875%, due 10/1/33 (a)	6,080,000	6,101,113
Software 3.3%
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	12,100,000	11,740,404
8.25%, due 6/30/32	2,500,000	2,343,113
9.00%, due 9/30/29	6,000,000	5,823,791
Fair Isaac Corp. (a)
6.00%, due 5/15/33	5,750,000	5,662,187
6.25%, due 9/15/34	2,475,000	2,437,823
	Principal Amount	Value

Software (continued)
OAK-Eagle AcquireCo, Inc. (a)
7.25%, due 7/1/33	$ 11,040,000	$ 11,549,069
8.75%, due 7/1/34	7,865,000	8,347,298
Open Text Corp. (a)
3.875%, due 2/15/28	4,235,000	4,126,976
6.90%, due 12/1/27	3,150,000	3,220,864
Open Text Holdings, Inc. (a)
4.125%, due 2/15/30	10,134,000	9,283,269
4.125%, due 12/1/31	4,000,000	3,511,545
PTC, Inc.
4.00%, due 2/15/28 (a)	9,236,000	9,043,066
SS&C Technologies, Inc. (a)
5.50%, due 9/30/27	6,685,000	6,683,921
6.50%, due 6/1/32	7,275,000	7,337,063
UKG, Inc.
6.875%, due 2/1/31 (a)	13,075,000	12,702,089
		103,812,478
Telecommunications 4.5%
Altice France SA
6.875%, due 7/15/32 (a)	3,266,130	3,167,085
APLD ComputeCo 2 LLC
6.75%, due 3/15/31 (a)	8,450,000	8,480,361
APLD ComputeCo LLC
9.25%, due 12/15/30 (a)	6,880,000	7,422,036
Beacon Point DC LLC
6.129%, due 11/30/42 (a)	1,550,000	1,563,312
Bell Canada (d)
6.875% (5 Year Treasury Constant Maturity Rate + 2.39%), due 9/15/55	4,300,000	4,395,305
7.00% (5 Year Treasury Constant Maturity Rate + 2.363%), due 9/15/55	2,000,000	2,066,688
Black Pearl Compute LLC
6.125%, due 2/15/31 (a)	4,430,000	4,486,770
Cipher Compute LLC
7.125%, due 11/15/30 (a)	11,640,000	12,100,043
Connect Finco SARL
9.00%, due 9/15/29 (a)	4,250,000	4,472,037
Core Scientific Finance I LLC
7.75%, due 5/15/31 (a)	15,980,000	16,204,611
Flash Compute LLC
7.25%, due 12/31/30 (a)	5,250,000	5,398,168
Iliad Holding SAS (a)
7.00%, due 10/15/28	2,525,000	2,535,832
7.00%, due 4/15/32	3,000,000	3,057,471
8.50%, due 4/15/31	2,500,000	2,648,588

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLIM VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
PR RNO Property Owner 1 LLC
6.50%, due 5/1/31 (a)	$ 10,580,000	$ 10,564,732
Rogers Communications, Inc. (d)
6.875% (5 Year Treasury Constant Maturity Rate + 2.84%), due 7/31/56	2,300,000	2,326,979
Series NC5
7.00% (5 Year Treasury Constant Maturity Rate + 2.653%), due 4/15/55	6,400,000	6,549,148
7.125% (5 Year Treasury Constant Maturity Rate + 2.62%), due 4/15/55	5,195,000	5,337,383
SV RNO Property Owner 1 LLC
5.875%, due 3/1/31 (a)	7,080,000	6,977,931
TELUS Corp. (d)
6.375% (5 Year Treasury Constant Maturity Rate + 2.694%), due 6/9/56	2,200,000	2,194,327
6.625% (5 Year Treasury Constant Maturity Rate + 2.769%), due 10/15/55	5,000,000	5,069,625
6.625% (5 Year Treasury Constant Maturity Rate + 2.515%), due 6/9/56	1,500,000	1,496,234
Uniti Group LP (a)
4.75%, due 4/15/28	2,000,000	1,993,571
6.50%, due 2/15/29	4,265,000	4,231,336
VMED O2 UK Financing I plc (a)
6.75%, due 1/15/33	2,000,000	1,693,332
7.75%, due 4/15/32	2,750,000	2,483,638
Windstream Services LLC
8.25%, due 10/1/31 (a)	7,245,000	7,640,251
WULF Compute LLC
7.75%, due 10/15/30 (a)	3,475,000	3,649,959
		140,206,753
Transportation 1.4%
Clue Opco LLC
9.50%, due 10/15/31 (a)	2,460,000	2,365,051
Genesee & Wyoming, Inc.
6.25%, due 4/15/32 (a)	2,100,000	2,130,097
Seaspan Corp. Pte. Ltd.
5.50%, due 8/1/29 (a)	6,765,000	6,637,275
Star Leasing Co. LLC
7.625%, due 2/15/30 (a)	14,805,000	14,589,134
	Principal Amount	Value

Transportation (continued)
Stonepeak Nile Parent LLC
7.25%, due 3/15/32 (a)	$ 1,500,000	$ 1,553,302
Watco Cos. LLC
7.125%, due 8/1/32 (a)	14,800,000	15,196,507
		42,471,366
Total Corporate Bonds (Cost $2,792,029,304)		2,753,691,637
Loan Assignments 5.4%
Aerospace & Defense 0.1%
Chromalloy Corp.
First Lien Term Loan
6.932% (3 Month SOFR + 3.25%), due 3/27/31 (d)	1,966,577	1,973,952
Automobile 0.3%
Clarios Global LP
First Lien Amendment No. 7 Dollar Term Loan
6.144% (1 Month SOFR + 2.50%), due 1/28/32 (d)	2,985,000	2,984,069
Tenneco, Inc.
First Lien Term Loan B 8.742% - 8.832%
(3 Month SOFR + 5.00%), due 11/17/28 (d)	7,500,000	7,461,720
		10,445,789
Beverage, Food & Tobacco 0.2%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.144% (1 Month SOFR + 3.50%), due 10/10/29 (d)	4,628,132	4,551,481
TreeHouse Foods, Inc.
First Lien Initial Term Loan
7.894% (1 Month SOFR + 4.25%), due 2/11/33 (d)	2,500,000	2,504,515
		7,055,996
Capital Equipment 0.3%
TK Elevator Midco GmbH
First Lien Term Loan B1
6.377% (6 Month SOFR + 2.75%), due 4/30/30 (d)	9,680,200	9,717,556
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Cargo Transport 0.2%
Clue Opco LLC
First Lien Term Loan B
8.163% (3 Month SOFR + 4.50%), due 12/19/30 (d)	$ 2,875,445	$ 2,703,815
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
5.482% (3 Month SOFR + 1.75%), due 4/10/31 (d)	1,952,563	1,943,288
NA Rail Hold Co. LLC
First Lien Tranche Term Loan B4
6.149% (3 Month SOFR + 2.50%), due 3/8/32 (d)	1,485,000	1,483,144
		6,130,247
Chemicals 0.1%
ASP Unifrax Holdings, Inc.
First Lien Term Loan
6.663% (4.75% PIK) (3 Month SOFR + 3.00%), due 9/28/29 (b)(d)	6,448,523	2,806,090
Chemicals, Plastics & Rubber 0.2%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.008% (1 Month SOFR + 4.25%), due 3/16/29 (d)	1,781,250	1,705,547
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
5.87% (1 Month SOFR + 2.25%), due 5/5/28 (d)	5,766,150	5,778,766
		7,484,313
Electronics 0.2%
Camelot US Acquisition LLC
First Lien Incremental Term Loan B
6.394% (1 Month SOFR + 2.75%), due 1/31/31 (d)	3,224,709	2,955,849
SS&C Technologies, Inc.
First Lien Term Loan B8
5.62% (1 Month SOFR + 2.00%), due 5/9/31 (d)	2,263,394	2,258,697
		5,214,546
	Principal Amount	Value

Energy (Electricity) 0.1%
Lightning Power LLC
First Lien Initial Term Loan B
5.644% (1 Month SOFR + 2.25%), due 8/18/31 (d)	$ 1,965,000	$ 1,965,352
Talen Energy Supply LLC
First Lien 2025-1 Incremental Term Loan B
5.644% (1 Month SOFR + 2.00%), due 11/25/32 (d)	1,791,000	1,773,930
		3,739,282
Entertainment 0.0% ‡
Sterling Entertainment Enterprises LLC
Second Lien Initial Term Loan
10.25% (17.75% PIK), due 4/16/31 (b)(e)	7,727,524	136,466
Finance 0.5%
AAdvantage Loyalty IP Ltd.
First Lien Term Loan
5.925% (3 Month SOFR + 2.25%), due 4/20/28 (d)	1,287,000	1,277,347
Arches Buyer, Inc.
First Lien New Term Loan
6.994% (1 Month SOFR + 3.25%), due 12/6/27 (d)	4,294,633	4,275,307
RealTruck Group, Inc.
First Lien Second Out Tranche Term Loan A
8.648% (3 Month SOFR + 4.75%), due 1/31/31 (d)	5,416,629	3,331,227
First Lien FLFO New Money Term Loan
9.386%, due 1/31/31	2,238,908	2,284,806
First Lien Second Out Tranche Term Loan B
9.898% (3 Month SOFR + 6.00%), due 1/31/31 (d)	4,473,811	2,781,221
		13,949,908
Healthcare & Pharmaceuticals 0.2%
1261229 BC Ltd.
First Lien Initial Term Loan
9.894% (1 Month SOFR + 6.25%), due 10/8/30 (d)	4,998,563	4,839,233
Healthcare, Education & Childcare 0.3%
Endo Finance Holdings LP
First Lien 2024 Refinancing Term Loan
7.37% (1 Month SOFR + 3.75%), due 4/23/31 (d)	3,481,202	3,483,068

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLIM VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Healthcare, Education & Childcare (continued)
LifePoint Health, Inc.
First Lien Term Loan B1
7.423% (3 Month SOFR + 3.75%), due 5/19/31 (d)	$ 6,656,831	$ 6,547,899
		10,030,967
High Tech Industries 0.0% ‡
Aretec Group, Inc.
First Lien Term Loan B4
6.62% (1 Month SOFR + 3.00%), due 8/9/30 (d)	997,500	994,729
Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment, Inc.
First Lien Term Loan B1
5.894% (1 Month SOFR + 2.25%), due 2/6/31 (d)	2,443,750	2,336,836
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.1%
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.232% (3 Month SOFR + 3.50%), due 2/3/33 (d)	2,494,544	2,486,748
Media 0.5%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.175% (3 Month SOFR + 5.25%), due 8/2/29 (d)	6,739,919	6,769,789
Discovery Global Holdings, Inc.
First Lien Initial Dollar Term Loan
6.144% (1 Year SOFR + 2.50%), due 6/3/33 (d)	4,620,000	4,619,589
Versant Media Group, Inc.
First Lien Initial Term Loan
7.232% (3 Month SOFR + 3.50%), due 1/30/31 (d)	2,700,000	2,705,303
		14,094,681
Mining, Steel, Iron & Non-Precious Metals 0.3%
American Rock Salt Co. LLC (d)
First Lien Initial Term Loan
7.994% (3 Month SOFR + 4.00%), due 6/9/28	6,052,527	5,522,931
	Principal Amount	Value

Mining, Steel, Iron & Non-Precious Metals (continued)
American Rock Salt Co. LLC (d) (continued)
First Lien First Out Term Loan
10.994% (3 Month SOFR + 7.00%), due 6/11/28	$ 2,307,586	$ 2,324,893
		7,847,824
Oil & Gas 0.1%
Prairie Acquiror LP
First Lien Term Loan B5
6.894% (1 Month SOFR + 3.25%), due 8/1/29 (d)	2,252,641	2,258,273
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
5.87% (1 Month SOFR + 2.25%), due 3/18/30 (d)	1,759,513	1,758,779
		4,017,052
Personal & Nondurable Consumer Products 0.1%
Prestige Brands, Inc.
First Lien Term Loan B
5.621% (1 Month SOFR + 2.00%), due 6/13/33 (d)	2,177,083	2,178,716
Personal, Food & Miscellaneous Services 0.0% ‡
WW International, Inc.
First Lien Initial Term Loan
10.528% (1 Month SOFR + 6.80%), due 6/24/30 (d)	1,213,213	901,821
Retail 0.9%
C&S Wholesale Grocers, Inc.
First Lien Initial Term Loan
8.732% (3 Month SOFR + 5.00%), due 8/6/30 (d)	5,955,000	5,657,250
Great Outdoors Group LLC
First Lien Term Loan B
6.894% (1 Month SOFR + 3.25%), due 1/23/32 (d)	23,490,567	23,534,612
		29,191,862
Retail Store 0.1%
PetSmart LLC
First Lien Initial Term Loan
7.652% (1 Month SOFR + 4.00%), due 8/18/32 (d)	2,892,750	2,886,964
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Services: Business 0.2%
Osaic Holdings, Inc.
First Lien Term Loan B1
6.232% (3 Month SOFR + 2.50%), due 7/30/32 (d)	$ 3,700,000	$ 3,648,663
Superannuation & Investments US LLC
First Lien Term Loan
6.144% (1 Month SOFR + 2.50%), due 12/1/28 (d)	2,524,857	2,517,914
		6,166,577
Software 0.3%
Cloud Software Group, Inc. (d)
First Lien Incremental Term Loan B
6.982% (3 Month SOFR + 3.25%), due 3/21/31	2,335,526	2,046,505
First Lien Initial Dollar Term Loan B
6.982% (3 Month SOFR + 3.25%), due 8/16/32	3,192,220	2,753,289
McAfee Corp.
First Lien Tranche Term Loan B1
6.644% (1 Month SOFR + 3.00%), due 3/1/29 (d)	4,005,612	3,539,960
VS Buyer LLC
First Lien 2025-1 Initial Term Loan
5.913% (3 Month SOFR + 2.25%), due 4/14/31 (d)	1,268,170	1,214,669
		9,554,423
Telecommunications 0.0% ‡
LCPR Loan Financing LLC
First Lien 2021 Additional Term Loan
7.663% (3 Month SOFR + 3.75%), due 10/16/28 (d)	563,479	320,056
Total Loan Assignments (Cost $180,149,924)		166,502,634
Total Long-Term Bonds (Cost $2,981,311,105)		2,926,699,696

	Shares

Common Stocks 0.9%
Electric Utilities 0.2%
Keycon Power Holdings LLC (e)(j)	112,442	5,465,806
Electrical Equipment 0.1%
Energy Technologies, Inc. (e)(j)	4,822	3,920,286
	Shares	Value

Energy Equipment & Services 0.1%
Nine Energy Service, Inc. (j)	363,862	$ 4,733,845
Entertainment 0.1%
Warner Bros Discovery, Inc. (j)	68,563	1,827,889
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (i)(j)	115,826	3,764,345
Oil, Gas & Consumable Fuels 0.2%
Gulfport Energy Corp. (j)	14,344	2,434,177
PetroQuest Energy, Inc., Escrow Claim Shares (e)(j)	10,395,268	—
Talos Energy, Inc. (j)	218,896	2,825,947
		5,260,124
Pharmaceuticals 0.1%
Keenova Therapeutics plc (j)	40,148	3,901,061
Par Health, Inc. (j)	40,148	260,962
		4,162,023
Total Common Stocks (Cost $51,253,818)		29,134,318
Preferred Stock 0.5%
Electrical Equipment 0.5%
Energy Technologies Ltd. (e)(j)	10,741	15,445,558
Total Preferred Stock (Cost $10,211,963)		15,445,558
Total Investments (Cost $3,042,776,886)	95.4%	2,971,279,572
Other Assets, Less Liabilities	4.6	143,165,012
Net Assets	100.0%	$ 3,114,444,584

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Step coupon—Rate shown was the rate in effect as of June 30, 2026.
(d)	Floating rate—Rate shown was the rate in effect as of June 30, 2026.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLIM VP MacKay High Yield Corporate Bond Portfolio

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Delayed delivery security.
(h)	Issue in non-accrual status.
(i)	Restricted security. (See Note 6)
(j)	Non-income producing security.

Abbreviation(s):
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bond	$ —	$ 6,505,425	$ —	$ 6,505,425
Corporate Bonds	—	2,752,676,656	1,014,981	2,753,691,637
Loan Assignments	—	166,366,168	136,466	166,502,634
Total Long-Term Bonds	—	2,925,548,249	1,151,447	2,926,699,696
Common Stocks	15,983,881	3,764,345	9,386,092	29,134,318
Preferred Stock	—	—	15,445,558	15,445,558
Total Investments in Securities	$ 15,983,881	$ 2,929,312,594	$ 25,983,097	$ 2,971,279,572

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (identified cost $3,042,776,886)	$2,971,279,572
Cash	101,434,165
Unrealized appreciation on unfunded commitments (See Note 5)	5,186
Receivables:
Interest	49,504,477
Investment securities sold	6,714,692
Portfolio shares sold	287,729
Other assets	302,172
Total assets	3,129,527,993
Liabilities
Payables:
Investment securities purchased	10,935,005
Portfolio shares redeemed	2,109,477
Manager (See Note 3)	1,417,795
Distribution/Service fees (See Note 3)	455,841
Professional fees	65,823
Shareholder communication	54,684
Custodian	24,268
Trustees	8,298
Accrued expenses	12,218
Total liabilities	15,083,409
Net assets	$3,114,444,584
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$336,595
Additional paid-in-capital	3,183,058,481
3,183,395,076
Total distributable earnings (loss)	(68,950,492)
Net assets	$3,114,444,584
Initial Class
Net assets applicable to outstanding shares	$878,631,859
Shares of beneficial interest outstanding	93,469,024
Net asset value per share outstanding	$9.40
Service Class
Net assets applicable to outstanding shares	$2,235,812,725
Shares of beneficial interest outstanding	243,126,011
Net asset value per share outstanding	$9.20

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLIM VP MacKay High Yield Corporate Bond Portfolio

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$97,437,510
Expenses
Manager (See Note 3)	8,347,950
Distribution/Service—Service Class (See Note 3)	2,772,422
Professional fees	160,085
Shareholder communication	124,194
Trustees	51,066
Custodian	38,394
Miscellaneous	55,728
Total expenses before waiver/reimbursement	11,549,839
Expense waiver/reimbursement from Manager (See Note 3)	(50,137)
Net expenses	11,499,702
Net investment income (loss)	85,937,808
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(36,099,141)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	3,249,476
Unfunded commitments	13,968
Net change in unrealized appreciation (depreciation)	3,263,444
Net realized and unrealized gain (loss)	(32,835,697)
Net increase (decrease) in net assets resulting from operations	$53,102,111
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$85,937,808	$168,150,502
Net realized gain (loss)	(36,099,141)	(11,685,321)
Net change in unrealized appreciation (depreciation)	3,263,444	18,890,071
Net increase (decrease) in net assets resulting from operations	53,102,111	175,355,252
Distributions to shareholders:
Initial Class	—	(36,087,956)
Service Class	—	(124,894,340)
Total distributions to shareholders	—	(160,982,296)
Capital share transactions:
Net proceeds from sales of shares	343,290,675	487,961,594
Net asset value of shares issued to shareholders in reinvestment of distributions	—	160,982,296
Cost of shares redeemed	(210,631,715)	(431,987,877)
Increase (decrease) in net assets derived from capital share transactions	132,658,960	216,956,013
Net increase (decrease) in net assets	185,761,071	231,328,969
Net Assets
Beginning of period	2,928,683,513	2,697,354,544
End of period	$3,114,444,584	$2,928,683,513
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLIM VP MacKay High Yield Corporate Bond Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.23	$9.16	$9.08	$8.62	$9.94	$9.89
Net investment income (loss) (a)	0.27	0.59	0.57	0.54	0.47	0.47
Net realized and unrealized gain (loss)	(0.10)	0.03	0.07	0.45	(1.29)	0.08
Total from investment operations	0.17	0.62	0.64	0.99	(0.82)	0.55
Less distributions:
From net investment income	—	(0.55)	(0.56)	(0.53)	(0.50)	(0.50)
Net asset value at end of period	$9.40	$9.23	$9.16	$9.08	$8.62	$9.94
Total investment return (b)	1.83%	6.87%	7.12%	11.87%	(8.06)%	5.51%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.94%††	6.32%	6.18%	6.03%	5.15%	4.66%
Net expenses	0.59%††(c)	0.59%	0.58%	0.58%	0.58%	0.58%
Portfolio turnover rate	16%	30%	29%	18%	12%	35%
Net assets at end of period (in 000's)	$878,632	$654,892	$409,142	$404,006	$444,733	$592,890

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Expense waiver/reimbursement less than 0.01%.

	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.04	$8.98	$8.91	$8.47	$9.77	$9.74
Net investment income (loss) (a)	0.26	0.56	0.54	0.51	0.44	0.44
Net realized and unrealized gain (loss)	(0.10)	0.02	0.07	0.44	(1.26)	0.06
Total from investment operations	0.16	0.58	0.61	0.95	(0.82)	0.50
Less distributions:
From net investment income	—	(0.52)	(0.54)	(0.51)	(0.48)	(0.47)
Net asset value at end of period	$9.20	$9.04	$8.98	$8.91	$8.47	$9.77
Total investment return (b)	1.70%	6.60%	6.85%	11.59%	(8.29)%	5.25%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.70%††	6.08%	5.93%	5.80%	4.91%	4.43%
Net expenses	0.84%††(c)	0.84%	0.83%	0.83%	0.83%	0.83%
Portfolio turnover rate	16%	30%	29%	18%	12%	35%
Net assets at end of period (in 000's)	$2,235,813	$2,273,792	$2,288,213	$2,233,274	$2,209,821	$2,778,783

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP MacKay High Yield Corporate Bond Portfolio (the "Portfolio") (formerly known as NYLI VP MacKay High Yield Corporate Bond Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 1995
Service Class	June 4, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek maximum current income through investment in a diversified portfolio of high-yield debt securities. Capital appreciation is a secondary objective.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation

24	NYLIM VP MacKay High Yield Corporate Bond Portfolio

Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represent the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by
25

Notes to Financial Statements (Unaudited) (continued)
asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities is accreted daily based on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from

26	NYLIM VP MacKay High Yield Corporate Bond Portfolio

the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(I) Delayed Delivery Transactions.  The Portfolio may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Portfolio has sold a security it owns on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of June 30, 2026, are shown in the Portfolio of Investments.
(J) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Portfolio primarily invests in high-yield debt securities (commonly referred to as “junk bonds”), which are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The Portfolio may also invest in loans that are generally below investment grade or, if unrated, determined by the Subadvisor to have comparable credit quality. These instruments involve additional risks, including heightened liquidity and valuation challenges, particularly during periods of market stress, which may increase the potential for loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Portfolio’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the
27

Notes to Financial Statements (Unaudited) (continued)
normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investment Management and MacKay Shields, New York Life Investment Management pays for the services of the Subadvisor.
Effective May 1, 2026, pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.60% up to $1 billion; 0.55% from $1 billion to $5 billion; 0.525% from $5 billion to $7 billion; 0.50% from $7 billion to $10 billion, 0.49% from $10 billion to $15 billion; and 0.48% in excess of $15 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.56% of the Portfolio's average daily net assets.
Prior to May 1, 2026, the Fund paid the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.57% up to $1 billion; 0.55% from $1 billion to $5 billion; and 0.525% in excess of $5 billion.
Effective May 1, 2026, New York Life Investment Management has contractually agreed to waive a portion of its management fee for the Portfolio so that the management fee does not exceed 0.57% on assets up to $1 billion. This agreement will remain in effect until May 1, 2027, thereafter shall renew automatically for one-year terms, and may not be terminated or materially amended without the approval of the Board of Trustees and shareholders of the Portfolio.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $8,347,950 and waived fees and/or reimbursed expenses in the amount of $50,137 and paid the Subadvisor fees in the amount of $4,148,907.
Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$3,043,122,176	$57,657,623	$(129,500,227)	$(71,842,604)
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $214,484,976, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$23,982	$190,503

28	NYLIM VP MacKay High Yield Corporate Bond Portfolio

During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$160,982,296
Note 5–Commitments and Contingencies
As of June 30, 2026, the Portfolio had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
American Rock Salt Co. LLC, First Lien First Out Delayed Draw Commitment Term Loan TBD, due 6/9/28	$610,207	$4,543
Prestige Brands, Inc., First Lien Term Loan B 5.62%, (1 Month SOFR + 2.00%), due 6/13/33	198,065	643
Total	$808,272	$5,186

TBD—To Be Determined
Commitments are available until maturity date.
Note 6–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of June 30, 2026, restricted securities held by the Portfolio were as follows:
Security	Date(s) of Acquisition	Principal Amount/Shares	Cost	6/30/26 Value	Percent of Net Assets
Briggs & Stratton Corp. Escrow Claim Shares
Corporate Bond 6.875%, due 12/15/20	2/26/21	$ 5,030,000	$ 5,170,425	$ —	0.0%
GenOn Energy, Inc.
Common Stock	12/14/18	115,826	12,970,154	3,764,345	0.1
Total			$ 18,140,579	$ 3,764,345	0.1%

Note 7–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 8–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount

29

Notes to Financial Statements (Unaudited) (continued)
payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 9–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 10–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $668,843 and $458,380, respectively.
Note 11–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	26,899,906	$248,567,051
Shares redeemed	(4,366,149)	(40,629,611)
Net increase (decrease)	22,533,757	$207,937,440
Year ended December 31, 2025:
Shares sold	28,171,430	$267,707,774
Shares issued to shareholders in reinvestment of distributions	3,965,099	36,087,956
Shares redeemed	(5,887,351)	(54,759,798)
Net increase (decrease)	26,249,178	$249,035,932

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	10,382,615	$94,723,624
Shares redeemed	(18,697,974)	(170,002,104)
Net increase (decrease)	(8,315,359)	$(75,278,480)
Year ended December 31, 2025:
Shares sold	24,006,092	$220,253,820
Shares issued to shareholders in reinvestment of distributions	14,001,765	124,894,340
Shares redeemed	(41,422,380)	(377,228,079)
Net increase (decrease)	(3,414,523)	$(32,079,919)
Note 12–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

30	NYLIM VP MacKay High Yield Corporate Bond Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
31

NYLIM VP MacKay Strategic Bond Portfolio
(formerly known as NYLI VP MacKay Strategic Bond Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.9%
Asset-Backed Securities 12.3%
Automobile Asset-Backed Securities 4.7%
Ally Bank Auto Credit-Linked Notes (a)
Series 2024-B, Class G
11.395%, due 9/15/32	$ 444,286	$ 449,433
Series 2024-A, Class G
12.748%, due 5/17/32	623,337	639,782
Bridgecrest Lending Auto Securitization Trust
Series 2025-3, Class E
6.62%, due 5/17/32 (a)	1,125,000	1,116,123
CarMax Auto Owner Trust
Series 2024-1, Class D
6.00%, due 7/15/30	1,300,000	1,317,241
CarMax Select Receivables Trust
Series 2025-B, Class D
5.33%, due 7/15/31	1,205,000	1,201,295
Series 2025-A, Class D
5.86%, due 7/15/31	1,005,000	1,016,445
Consumer Portfolio Services Auto Trust
Series 2025-D, Class D
5.45%, due 2/17/32 (a)	835,000	837,447
Exeter Automobile Receivables Trust
Series 2025-3A, Class D
5.57%, due 10/15/31	1,300,000	1,308,497
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	1,155,000	1,121,865
Series 2025-4A, Class E
6.99%, due 4/15/33 (a)	880,000	878,527
Series 2025-5A, Class E
7.15%, due 6/15/33 (a)	1,295,000	1,290,376
Series 2025-3A, Class E
7.52%, due 12/15/32 (a)	1,400,000	1,422,844
Flagship Credit Auto Trust (a)
Series 2021-4, Class D
2.26%, due 12/15/27	2,531,352	2,479,353
Series 2021-2, Class E
3.16%, due 9/15/28	1,570,000	1,526,340
Series 2021-3, Class E
3.32%, due 12/15/28	1,535,000	1,324,834
Series 2022-1, Class D
3.64%, due 3/15/28	985,000	968,917
Series 2021-4, Class E
4.03%, due 3/15/29	770,000	468,948
Series 2020-3, Class E
4.98%, due 12/15/27	512,733	512,901
Series 2022-2, Class D
5.80%, due 4/17/28	1,320,000	1,112,239
	Principal Amount	Value

Automobile Asset-Backed Securities (continued)
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class E
8.35%, due 10/15/29 (a)	$ 685,000	$ 705,561
Hertz Vehicle Financing III LLC (a)
Series 2025-6A, Class D
8.30%, due 5/25/32	800,000	798,439
Series 2024-2A, Class D
9.41%, due 1/27/31	835,000	867,580
Huntington Bank Auto Credit-Linked Notes (a)(b)
Series 2024-2, Class D
7.609% (SOFR 30A + 4.00%), due 10/20/32	331,908	331,119
Series 2024-1, Class E
11.859% (SOFR 30A + 8.25%), due 5/20/32	399,421	398,364
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	485,239	505,905
		24,600,375
Home Equity Asset-Backed Securities 0.5%
J.P. Morgan Mortgage Trust (a)(c)
Series 2026-ACES1, Class A3
5.31%, due 4/25/66	595,000	585,559
Series 2026-ACES1, Class M1
5.609%, due 4/25/66	1,065,000	1,049,566
RCKT Mortgage Trust
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (a)(d)	1,169,750	1,173,138
		2,808,263
Other Asset-Backed Securities 7.1%
720 East CLO IV Ltd.
Series 2024-1A, Class D1R
6.572% (3 Month SOFR + 2.90%), due 7/15/39 (a)(b)	500,000	500,066
AGL CLO 17 Ltd.
Series 2022-17A, Class BR
5.072% (3 Month SOFR + 1.40%), due 1/21/35 (a)(b)	1,350,000	1,347,723
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	1,125,686	1,088,435
Series 2019-1, Class B
3.85%, due 2/15/28	702,199	687,705
Series 2021-1, Class B
3.95%, due 7/11/30	1,027,500	982,628
Series 2015-2, Class A
4.00%, due 9/22/27	263,108	258,091

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Apex Credit CLO Ltd.
Series 2022-1A, Class D1R
7.164% (3 Month SOFR + 3.50%), due 10/22/38 (a)(b)	$ 800,000	$ 792,043
Aquarian CLO 1 Ltd.
Series 1A, Class D1
6.999% (3 Month SOFR + 3.15%), due 7/20/39 (a)(b)	620,000	620,022
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
5.425% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	700,000	700,021
Arini US CLO VII Ltd.
Series 7A, Class D
6.332% (3 Month SOFR + 2.60%), due 7/15/39 (a)(b)	550,000	550,000
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
6.622% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	600,000	582,399
Bayfront Labs VII Pte. Ltd.
Series 7A, Class A
4.928% (SOFR + 1.28%), due 4/11/48 (a)(b)	1,094,552	1,095,783
BCC Middle Market CLO LLC
Series 2023-1A, Class DR
6.925% (3 Month SOFR + 3.25%), due 7/20/37 (a)(b)	500,000	495,576
BXDL Static CLO LLC
Series 2025-1A, Class A1
4.975% (3 Month SOFR + 1.30%), due 7/20/35 (a)(b)	672,772	672,528
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class B1
1.98%, due 3/15/61	1,229,894	715,320
Series 2020-1, Class A2
1.99%, due 7/15/60	896,212	733,477
Series 2020-1, Class B1
2.28%, due 7/15/60	1,300,607	785,522
Consolidated Communications LLC
Series 2025-4A, Class A2
5.522%, due 12/20/55 (a)	1,010,000	1,014,080
Flexential Issuer LLC
Series 2025-1A, Class C
8.54%, due 10/25/60 (a)	835,000	842,865
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.242% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	$ 775,000	$ 774,976
Golub Capital Partners CLO 67M Ltd.
Series 2023-67A, Class CR
5.848% (3 Month SOFR + 2.20%), due 5/9/36 (a)(b)	900,000	895,454
Golub Capital Partners CLO 78M Ltd.
Series 2025-78A, Class A1
5.052% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	1,055,000	1,049,300
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	724,771	715,151
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.273% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	750,000	750,000
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2
5.219%, due 2/25/56 (a)	1,120,000	1,112,584
Kohlberg Credit CLO LLC
Series 2026-1A, Class A
5.19% (3 Month SOFR + 1.48%), due 4/15/38 (a)(b)	850,000	845,535
Magnetite 50 Ltd.
Series 2025-50A, Class A1
4.947% (3 Month SOFR + 1.28%), due 7/25/38 (a)(b)	1,250,000	1,250,870
Monroe Capital ABS Funding II Ltd.
Series 2023-1A, Class A1R
6.77%, due 7/22/34 (a)	400,000	396,590
Monroe Capital MML CLO XVIII Ltd.
Series 2026-1A, Class C
6.387% (3 Month SOFR + 2.75%), due 4/15/38 (a)(b)	500,000	500,768
Navient Private Education Refi Loan Trust (a)
Series 2020-GA, Class B
2.50%, due 9/16/69	1,485,000	1,248,446
Series 2020-HA, Class B
2.78%, due 1/15/69	840,000	726,690
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.045% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	1,050,000	1,050,778

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Owl Rock CLO XX LLC
Series 2024-20A, Class C
5.767% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	$ 800,000	$ 789,327
Palmer Square CLO Ltd.
Series 2026-2A, Class D
6.198% (3 Month SOFR + 2.45%), due 7/20/39 (a)(b)	550,000	550,000
Point Broadband Funding LLC
Series 2025-1A, Class C
8.156%, due 7/20/55 (a)	860,000	879,121
RAD CLO 25 Ltd.
Series 2024-25A, Class A1
5.135% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	650,000	650,861
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.08% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	1,100,000	1,100,811
RIN V LLC
Series 2023-2A, Class A1R
5.009% (3 Month SOFR + 1.34%), due 10/14/36 (a)(b)	1,300,000	1,298,050
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.075% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	845,000	846,240
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
5.623% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	700,000	701,709
Switch ABS Issuer LLC
Series 2025-2A, Class B
6.244%, due 10/25/55 (a)	755,000	722,202
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165%, due 10/15/46 (a)	920,000	913,106
Vertical Bridge CC LLC
Series 2025-1A, Class D
9.383%, due 8/16/55 (a)	635,000	650,381
Zayo Issuer LLC
Series 2025-2A, Class B
6.586%, due 6/20/55 (a)	1,825,000	1,848,341
		36,731,575
Total Asset-Backed Securities (Cost $66,154,182)		64,140,213
	Principal Amount	Value
Corporate Bonds 41.7%
Aerospace & Defense 0.3%
Moog, Inc.
5.50%, due 10/15/34 (a)	$ 1,745,000	$ 1,718,429
Agriculture 0.1%
MHP Lux SA
10.50%, due 7/28/29 (a)	395,000	411,480
Airlines 2.1%
American Airlines, Inc.
5.75%, due 4/20/29 (a)	3,255,000	3,261,321
Avianca Midco 2 plc
9.50%, due 1/28/31 (a)	366,000	359,869
Series Reg S
9.625%, due 2/14/30	1,650,000	1,634,826
Azul Secured Finance LLP
9.875%, due 2/15/31 (a)	1,101,000	1,054,470
Series Reg S
9.875%, due 2/15/31	500,000	478,869
Delta Air Lines, Inc.
4.75%, due 10/20/28 (a)	1,870,833	1,869,221
Grupo Aeromexico SAB de CV
Series Reg S
8.25%, due 11/15/29	214,000	218,473
8.625%, due 11/15/31 (a)	350,000	358,750
Series Reg S
8.625%, due 11/15/31	286,000	293,150
Pegasus Hava Tasimaciligi A/S
Series Reg S
8.00%, due 9/11/31 (e)	1,300,000	1,305,127
		10,834,076
Auto Manufacturers 1.8%
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	1,380,000	1,367,800
6.80%, due 5/12/28	1,645,000	1,691,963
General Motors Financial Co., Inc.
2.35%, due 1/8/31	908,000	812,042
2.70%, due 6/10/31	1,635,000	1,471,313
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	4,030,000	3,992,741
		9,335,859
Auto Parts & Equipment 0.3%
American Axle & Manufacturing, Inc.
6.375%, due 10/15/32 (a)	1,045,000	1,041,326
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Auto Parts & Equipment (continued)
Goodyear Tire & Rubber Co. (The)
6.625%, due 7/15/30	$ 770,000	$ 743,677
		1,785,003
Banks 5.1%
Akbank TAS (b)
7.95% (5 Year Treasury Constant Maturity Rate + 4.221%), due 2/19/31 (a)(f)	200,000	192,909
8.25% (5 Year Treasury Constant Maturity Rate + 3.993%), due 12/8/36 (a)	200,000	201,866
Series Reg S
9.369% (5 Year Treasury Constant Maturity Rate + 5.27%), due 3/14/29 (f)	825,000	839,861
Bank of Georgia JSC
Series Reg S
9.50% (5 Year SOFR + 5.618%), due 7/16/29 (b)(f)	775,000	821,061
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(f)	1,940,000	1,883,311
4.521%, due 2/24/32 (g)	355,000	346,759
BNP Paribas SA (a)(b)(f)
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27	940,000	935,440
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31	1,135,000	1,044,913
BPCE SA
4.76%, due 1/13/32 (a)(g)	795,000	783,603
Citizens Financial Group, Inc.
5.299% (5 Year Treasury Constant Maturity Rate + 1.45%), due 1/29/36 (b)	1,300,000	1,287,340
Deutsche Bank AG
3.035%, due 5/28/32 (g)	640,000	582,520
4.875% (5 Year USD Interest Rate Swap + 2.553%), due 12/1/32 (b)	1,820,000	1,809,732
First Horizon Bank
5.75%, due 5/1/30	1,795,000	1,822,921
	Principal Amount	Value

Banks (continued)
Huntington Bancshares, Inc.
5.605% (5 Year Treasury Constant Maturity Rate + 1.35%), due 1/28/41 (b)	$ 730,000	$ 715,695
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	2,515,000	2,373,775
KeyCorp
6.401%, due 3/6/35 (g)	785,000	835,516
M&T Bank Corp.
5.295% (5 Year Treasury Constant Maturity Rate + 1.38%), due 4/18/36 (b)	1,210,000	1,198,832
Morgan Stanley
2.484%, due 9/16/36 (g)	1,605,000	1,392,319
NatWest Group plc
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (b)(f)	1,825,000	1,684,296
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (g)	1,270,000	1,302,879
Societe Generale SA
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (a)(b)(f)	1,745,000	1,666,962
UBS Group AG
3.091%, due 5/14/32 (a)(g)	895,000	821,391
USB Realty Corp.
5.082% (3 Month SOFR + 1.409%), due 1/15/27 (a)(b)(f)	990,000	910,107
Valley National Bancorp
6.219%, due 6/1/36 (g)	1,305,000	1,300,111
		26,754,119
Building Materials 1.0%
AmeriTex HoldCo Intermediate LLC
7.625%, due 8/15/33 (a)	775,000	809,765
Cimko Cimento ve Beton Sanayi ve Ticaret A/S
Series Reg S
10.75%, due 5/21/30	950,000	999,224
EMRLD Borrower LP
6.75%, due 7/15/31 (a)	1,035,000	1,071,276
Masterbrand, Inc.
7.00%, due 7/15/32 (a)(e)	695,000	704,406

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Building Materials (continued)
MIWD Holdco II LLC
5.50%, due 2/1/30 (a)(e)	$ 1,670,000	$ 1,572,227
		5,156,898
Chemicals 0.5%
Huntsman International LLC
4.50%, due 5/1/29	995,000	971,740
Sasol Financing USA LLC
8.75%, due 4/10/33 (a)	385,000	398,475
Stonepeak Motion Holdco Ltd.
6.125%, due 7/15/33 (a)(h)	1,380,000	1,381,725
		2,751,940
Commercial Services 0.6%
DP World Ltd.
Series Reg S
5.625%, due 9/25/48	1,498,000	1,387,725
Kaspi.kz JSC
Series Reg S
6.25%, due 3/26/30	500,000	505,479
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	1,390,000	1,382,813
		3,276,017
Cosmetics & Personal Care 0.3%
Coty, Inc.
4.75%, due 1/15/29 (a)	1,560,000	1,514,829
Diversified Financial Services 2.8%
Ally Financial, Inc. (b)(f)
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28	865,000	837,910
Series D
7.10% (5 Year Treasury Constant Maturity Rate + 3.148%), due 8/15/31	285,000	288,847
Avolon Holdings Funding Ltd. (a)
3.25%, due 2/15/27	2,340,000	2,319,856
4.70%, due 1/30/31	740,000	726,831
5.75%, due 11/15/29	1,505,000	1,538,765
Bread Financial Holdings, Inc. (a)
6.75%, due 5/15/31	1,255,000	1,283,442
8.375% (5 Year Treasury Constant Maturity Rate + 4.30%), due 6/15/35 (b)	870,000	908,171
	Principal Amount	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
4.722%, due 1/30/32 (g)	$ 830,000	$ 818,823
Macquarie Airfinance Holdings Ltd.
6.40%, due 3/26/29 (a)	1,570,000	1,616,076
OneMain Finance Corp.
6.75%, due 3/15/32	1,177,000	1,179,830
Synchrony Financial
Series C
7.25% (5 Year Treasury Constant Maturity Rate + 3.078%), due 8/15/31 (b)(f)	640,000	636,176
7.25%, due 2/2/33	1,060,000	1,104,956
VFH Parent LLC
7.50%, due 6/15/31 (a)	1,025,000	1,072,059
		14,331,742
Electric 4.2%
AES Andes SA
Series Reg S
8.15% (5 Year Treasury Constant Maturity Rate + 3.835%), due 6/10/55 (b)	700,000	729,750
Alpha Generation LLC
6.75%, due 10/15/32 (a)	1,155,000	1,176,257
Aydem Yenilenebilir Enerji A/S
9.875%, due 9/30/30 (a)	937,000	930,799
Clearway Energy Operating LLC
5.75%, due 1/15/34 (a)	1,095,000	1,073,661
Edison International (b)
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54	675,000	694,315
8.125% (5 Year Treasury Constant Maturity Rate + 3.864%), due 6/15/53	630,000	647,381
Emera US Finance LLC
Series A
6.65% (5 Year Treasury Constant Maturity Rate + 2.866%), due 10/1/56 (b)	1,100,000	1,113,864
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	891,319	842,613
Generadora de Gatun SA
6.874%, due 9/30/44 (a)	525,000	542,369
IPALCO Enterprises, Inc.
5.75%, due 4/1/34	1,200,000	1,195,777
Kentucky Power Co.
7.00%, due 11/15/33 (a)	1,205,000	1,297,133
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
NRG Energy, Inc. (a)
5.875%, due 5/15/34	$ 565,000	$ 562,028
6.125%, due 5/15/36	565,000	565,262
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,210,000	807,214
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	195,000	196,978
ReNew Treasury IFSC Pvt. Ltd.
6.50%, due 2/2/31 (a)	359,000	354,970
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	1,290,000	1,279,145
Southern Co. (The)
6.00% (5 Year Treasury Constant Maturity Rate + 1.993%), due 4/1/58 (b)	1,205,000	1,207,888
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	1,505,000	1,558,719
VoltaGrid LLC
7.375%, due 11/1/30 (a)	760,000	789,010
XPLR Infrastructure Operating Partners LP (a)
7.25%, due 1/15/29	2,095,000	2,167,774
8.375%, due 1/15/31	820,000	874,530
Zorlu Enerji Elektrik Uretim A/S
Series Reg S
11.00%, due 4/23/30	1,570,000	1,192,602
		21,800,039
Electrical Components & Equipment 0.2%
Energizer Holdings, Inc.
6.00%, due 9/15/33 (a)	1,155,000	1,111,291
Entertainment 0.2%
Penn Entertainment, Inc.
6.75%, due 4/1/31 (a)	1,045,000	1,050,438
Food 0.8%
JBS NV
6.375%, due 2/25/55	1,370,000	1,372,282
Post Holdings, Inc. (a)
4.50%, due 9/15/31	345,000	323,649
4.625%, due 4/15/30	758,000	732,274
	Principal Amount	Value

Food (continued)
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	$ 2,005,000	$ 1,839,709
		4,267,914
Gas 0.2%
National Fuel Gas Co.
2.95%, due 3/1/31	1,195,000	1,093,314
Healthcare-Services 0.5%
Molina Healthcare, Inc.
6.50%, due 2/15/31 (a)	1,160,000	1,180,062
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	1,090,000	1,138,711
		2,318,773
Housewares 0.3%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	1,390,000	1,452,228
Insurance 0.8%
Allianz SE
6.50% (5 Year Treasury Constant Maturity Rate + 2.233%), due 10/30/34 (a)(b)(f)	600,000	602,721
Lincoln National Corp.
6.268% (3 Month SOFR + 2.619%), due 5/17/66 (b)	3,253,000	2,837,820
Prudential Financial, Inc.
4.50%, due 9/15/47 (e)(g)	940,000	928,478
		4,369,019
Internet 1.0%
Prosus NV
Series Reg S
4.987%, due 1/19/52	2,200,000	1,753,475
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	1,430,000	1,554,136
Wayfair LLC
6.75%, due 11/15/32 (a)	1,990,000	2,043,525
		5,351,136
Investment Companies 0.4%
GACI First Investment Co.
Series Reg S
5.375%, due 1/29/54	2,408,000	2,153,396

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Iron & Steel 0.6%
Eregli Demir ve Celik Fabrikalari TAS
8.375%, due 7/23/29 (a)	$ 950,000	$ 984,175
Mineral Resources Ltd. (a)
6.00%, due 5/1/32 (e)	1,640,000	1,622,345
7.00%, due 4/1/31	280,000	289,830
		2,896,350
Leisure Time 0.8%
Carnival Corp. Ltd.
5.75%, due 8/1/32 (a)	1,605,000	1,620,677
NCL Corp. Ltd.
6.75%, due 2/1/32 (a)	1,060,000	1,057,617
NCL Finance Ltd.
6.125%, due 3/15/28 (a)	1,505,000	1,516,478
		4,194,772
Lodging 1.0%
Las Vegas Sands Corp.
5.625%, due 6/15/28	1,580,000	1,598,852
6.20%, due 8/15/34	2,018,000	2,077,399
Studio City Finance Ltd.
6.50%, due 1/15/28 (a)	1,260,000	1,257,978
		4,934,229
Machinery—Construction & Mining 0.3%
Terex Corp.
6.25%, due 10/15/32 (a)	1,270,000	1,286,198
Media 0.8%
Charter Communications Operating LLC
6.10%, due 6/1/29	1,400,000	1,434,193
Paramount Global
4.95%, due 1/15/31	1,920,000	1,784,715
Univision Communications, Inc.
4.50%, due 5/1/29 (a)	1,130,000	1,079,058
		4,297,966
Mining 1.9%
Compass Minerals International, Inc.
8.00%, due 7/1/30 (a)	880,000	928,047
Freeport Indonesia PT
Series Reg S
5.315%, due 4/14/32	1,180,000	1,172,538
Series Reg S
6.20%, due 4/14/52	1,000,000	976,468
	Principal Amount	Value

Mining (continued)
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	$ 1,000,000	$ 1,028,372
Vedanta Resources Finance II plc
7.375%, due 7/13/34 (a)(h)	1,875,000	1,857,342
10.875%, due 9/17/29 (a)	1,200,000	1,275,580
Series Reg S
10.875%, due 9/17/29	550,000	584,641
WE Soda Investments Holding plc
9.375%, due 2/14/31 (a)	1,875,000	1,833,159
		9,656,147
Miscellaneous—Manufacturing 0.3%
Textron Financial Corp.
5.648% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	1,705,000	1,568,533
Oil & Gas 2.8%
ADNOC Murban RSC Ltd.
Series Reg S
5.125%, due 9/11/54	1,800,000	1,622,639
Azule Energy Finance plc (a)
8.125%, due 1/23/30	543,000	546,237
8.625%, due 1/22/33	480,000	480,558
California Resources Corp.
7.25%, due 1/15/35 (a)(e)	1,110,000	1,101,102
CNX Resources Corp.
5.875%, due 3/1/34 (a)	670,000	652,002
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	1,320,000	1,299,783
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)(e)	270,000	267,071
KazMunayGas National Co. JSC
Series Reg S
5.375%, due 4/24/30	504,000	508,653
Kosmos Energy Ltd.
Series Reg S
7.50%, due 3/1/28	600,000	570,735
Series Reg S
8.75%, due 10/1/31	941,000	769,620
Matador Resources Co.
6.00%, due 4/15/34 (a)	650,000	633,691
SM Energy Co.
6.625%, due 4/15/34 (a)	1,230,000	1,210,718
Sunoco LP (a)
5.375%, due 7/15/31	690,000	680,605
5.625%, due 7/15/34	690,000	673,419
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Transocean International Ltd.
8.75%, due 2/15/30 (a)	$ 777,000	$ 807,386
Tullow Holdco 2 Ltd.
Series Reg S
15.00% (4.75% PIK), due 11/15/28 (i)	1,597,990	1,585,970
Valaris Ltd.
8.375%, due 4/30/30 (a)	1,160,000	1,204,634
		14,614,823
Oil & Gas Services 0.3%
SESI LLC
7.875%, due 9/30/30 (a)	770,000	782,385
Yinson Boronia Production BV
Series Reg S
8.947%, due 7/31/42 (e)	864,600	950,469
		1,732,854
Packaging & Containers 0.4%
Cascades, Inc.
6.75%, due 7/15/30 (a)	1,045,000	1,066,851
Clydesdale Acquisition Holdings, Inc.
6.75%, due 4/15/32 (a)	1,055,000	1,023,988
		2,090,839
Pipelines 2.1%
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	1,615,000	1,539,462
DCP Midstream Operating LP
3.25%, due 2/15/32	2,490,000	2,270,351
Delek Logistics Partners LP
6.875%, due 6/1/34 (a)	1,555,000	1,547,669
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(f)	2,190,000	2,191,130
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,310,000	2,133,964
Western Midstream Operating LP
5.25%, due 2/1/50 (d)	1,165,000	1,010,718
		10,693,294
Real Estate 1.3%
Alpha Star Holding IX Ltd.
Series Reg S
7.00%, due 8/26/28	550,000	545,032
	Principal Amount	Value

Real Estate (continued)
Alpha Star Holding VIII Ltd.
Series Reg S
8.375%, due 4/12/27	$ 1,000,000	$ 1,005,986
Arabian Centres Sukuk III Ltd.
Series Reg S
9.50%, due 3/6/29	769,000	780,976
Dar Al-Arkan Sukuk Co. Ltd.
Series Reg S
6.875%, due 2/26/27	550,000	550,079
MAF Global Securities Ltd.
Series Reg S
7.875% (5 Year Treasury Constant Maturity Rate + 4.893%), due 6/30/27 (b)(f)	1,100,000	1,108,559
Omniyat Sukuk 1 Ltd.
Series Reg S
7.25%, due 3/16/29	600,000	577,883
Series Reg S
8.375%, due 5/6/28 (e)	1,100,000	1,097,558
Sobha Sukuk I Holding Ltd.
Series Reg S
7.996%, due 2/19/29	930,000	929,616
Sobha Sukuk Ltd.
Series Reg S
8.75%, due 7/17/28	200,000	203,071
		6,798,760
Real Estate Investment Trusts 1.8%
Fibra SOMA Trust
7.125%, due 5/28/36 (a)	1,150,000	1,126,083
GLP Capital LP
5.625%, due 3/1/36	1,265,000	1,239,672
MPT Operating Partnership LP
8.50%, due 2/15/32 (a)	835,000	854,865
Park Intermediate Holdings LLC
5.875%, due 10/1/28 (a)	1,840,000	1,839,072
Starwood Property Trust, Inc. (a)
3.625%, due 7/15/26	1,790,000	1,787,101
6.00%, due 4/15/30	1,250,000	1,254,552
6.125%, due 6/1/31	620,000	623,278
Trust 2401
7.70%, due 1/23/32 (a)	707,000	752,863
		9,477,486
Retail 1.4%
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	1,790,000	1,825,954

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
CK Hutchison International 23 Ltd.
Series Reg S
4.875%, due 4/21/33	$ 1,000,000	$ 1,004,266
El Puerto de Liverpool SAB de CV
6.658%, due 1/22/37 (a)	571,000	594,240
Macy's Retail Holdings LLC
6.125%, due 3/15/32 (a)	1,320,000	1,326,601
PetSmart LLC
7.50%, due 9/15/32 (a)	1,290,000	1,290,281
Sally Holdings LLC
6.75%, due 4/1/32	315,000	321,814
Victra Holdings LLC
8.75%, due 9/15/29 (a)(e)	1,110,000	1,144,935
		7,508,091
Software 0.8%
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	1,235,000	1,198,297
8.25%, due 6/30/32	1,110,000	1,040,342
Oracle Corp.
5.35%, due 5/4/33	805,000	781,956
Salesforce, Inc.
5.55%, due 3/15/36	1,220,000	1,219,075
		4,239,670
Telecommunications 1.5%
AT&T, Inc.
3.50%, due 9/15/53	1,005,000	652,424
Axian Telecom Holding & Management plc
7.25%, due 7/11/30 (a)	840,000	848,128
Iliad Holding SAS
8.50%, due 4/15/31 (a)	1,110,000	1,175,973
Silk Road Group Holding LLC
Series Reg S
7.50%, due 9/15/30	500,000	502,388
SV RNO Property Owner 1 LLC
5.875%, due 3/1/31 (a)	1,100,000	1,084,142
Total Play Telecomunicaciones SA de CV
Series Reg S
10.50%, due 12/31/28	712,500	714,748
Series Reg S
11.125%, due 12/31/32	200,000	193,700
	Principal Amount	Value

Telecommunications (continued)
Verizon Communications, Inc.
6.20% (5 Year Treasury Constant Maturity Rate + 2.042%), due 5/14/56 (b)	$ 1,345,000	$ 1,359,772
WULF Compute LLC
7.75%, due 10/15/30 (a)	1,280,000	1,344,445
		7,875,720
Transportation 0.1%
Danaos Corp.
6.875%, due 10/15/32 (a)	710,000	733,485
Total Corporate Bonds (Cost $219,056,651)		217,437,157
Foreign Government Bonds 7.2%
Angola 0.2%
Angola Government Bond
9.375%, due 3/31/33 (a)	891,000	910,558
Argentina 1.2%
Argentina Government Bond
1.00%, due 7/9/29	1,624,000	1,481,900
3.50%, due 7/9/41 (d)	752,000	562,120
4.125%, due 7/9/35 (d)	1,182,631	944,922
Province of Santa Fe
8.10%, due 12/11/34 (a)	1,058,000	1,060,169
Provincia de Cordoba
8.60%, due 2/3/35 (a)	524,000	521,380
Provincia del Chubut Argentina
9.45%, due 4/29/36 (a)	574,000	605,570
YPF SA
8.25%, due 1/17/34 (a)	770,000	804,680
		5,980,741
Bahamas 0.2%
Bahamas Government Bond
Series Reg S
8.25%, due 6/24/36	900,000	1,007,991
Chile 0.4%
Corp. Nacional del Cobre de Chile
6.44%, due 1/26/36 (a)	1,400,000	1,486,191
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	577,000	526,642
		2,012,833
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Foreign Government Bonds (continued)
Colombia 0.3%
Colombia Government Bond
7.75%, due 11/7/36 (e)	$ 505,000	$ 549,945
Ecopetrol SA
5.875%, due 5/28/45	1,090,000	900,295
		1,450,240
Cote D'Ivoire 0.3%
Ivory Coast Government Bond
6.75%, due 2/25/41 (a)	1,050,000	1,017,121
Series Reg S
8.25%, due 1/30/37	680,000	752,208
		1,769,329
Democratic Republic of the Congo 0.1%
DRC International Bond
9.50%, due 4/16/37 (a)	420,000	439,300
Dominican Republic 0.3%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	1,850,000	1,754,447
Ecuador 0.3%
Ecuador Government Bond
Series Reg S
6.90%, due 7/31/35 (d)	1,187,000	1,089,072
8.75%, due 1/29/34 (a)	540,000	544,590
		1,633,662
Israel 0.1%
Israel Government Bond
5.75%, due 3/12/54	555,000	529,892
Kyrgyzstan 0.1%
Eldik Bank OAO
8.50%, due 4/23/31 (a)	680,000	681,771
Mexico 0.2%
Mexico Government Bond
6.338%, due 5/4/53	1,000,000	936,000
Mongolia 0.1%
Development Bank of Mongolia LLC
6.90%, due 7/2/31 (a)	390,000	386,365
	Principal Amount	Value

Morocco 0.5%
OCP SA
Series Reg S
6.875%, due 4/25/44	$ 2,000,000	$ 2,036,322
7.368% (5 Year Treasury Constant Maturity Rate + 3.215%), due 4/22/36 (a)(b)(f)	600,000	597,472
		2,633,794
Paraguay 0.2%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	1,050,000	1,075,799
Poland 0.1%
Poland Government Bond
5.125%, due 9/18/34	500,000	502,300
Romania 0.2%
Romanian Government Bond
Series Reg S
3.00%, due 2/14/31	1,266,000	1,130,833
Saudi Arabia 0.2%
KSA Sukuk Ltd.
Series Reg S
5.25%, due 6/4/34	640,000	648,592
Saudi Government Bond
Series Reg S
4.875%, due 7/18/33	310,000	307,713
		956,305
Supranational 1.8%
Africa Finance Corp.
7.50% (5 Year Treasury Constant Maturity Rate + 3.015%), due 1/21/30 (a)(b)(f)	1,510,000	1,527,359
African Development Bank
(zero coupon), due 4/5/46	ZAR 73,200,000	912,692
5.75% (5 Year Treasury Constant Maturity Rate + 1.575%), due 5/7/34 (b)(f)	$ 1,500,000	1,483,644
APICORP Sukuk Ltd.
Series Reg S
4.721%, due 2/3/36	1,650,000	1,617,979
Arab Energy Fund (The)
Series Reg S
3.985%, due 6/30/28	1,500,000	1,478,040

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLIM VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Foreign Government Bonds (continued)
Supranational (continued)
Banque Ouest Africaine de Developpement
Series Reg S
8.20% (5 Year Treasury Constant Maturity Rate + 4.215%), due 2/13/55 (b)	$ 1,000,000	$ 986,807
European Bank for Reconstruction & Development
(zero coupon), due 2/2/32	BRL 5,530,000	555,150
(zero coupon), due 7/11/36	TRY 588,520,000	876,549
		9,438,220
Ukraine 0.3%
Ukraine Government Bond (d)
Series Reg S
(zero coupon), due 2/1/35	$ 1,009,000	604,806
4.50%, due 2/1/29 (a)	634,571	534,203
Series Reg S
4.50%, due 2/1/29	740,799	623,630
		1,762,639
Uzbekistan 0.1%
Uzbekistan Government Bond
Series Reg S
7.85%, due 10/12/28 (e)	600,000	633,849
Total Foreign Government Bonds (Cost $36,290,532)		37,626,868
Loan Assignments 5.0%
Automobile 0.5%
American Auto Auction Group LLC
First Lien Refinancing Term Loan
8.232% (3 Month SOFR + 4.50%), due 5/28/32 (b)	1,034,761	1,032,913
LSF12 Helix Parent LLC
First Lien Term Loan B
7.144% (1 Month SOFR + 3.50%), due 2/10/33 (b)	1,035,000	1,014,669
Mavis Tire Express Services Topco Corp.
First Lien 2026-1 Incremental Term Loan
6.92% (6 Month SOFR + 3.25%), due 5/6/33 (b)	665,000	663,753
		2,711,335
	Principal Amount	Value

Cargo Transport 0.3%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
5.482% (3 Month SOFR + 1.75%), due 4/10/31 (b)	$ 1,365,675	$ 1,359,188
Chemicals, Plastics & Rubber 0.8%
INEOS US Petrochem LLC
First Lien New Term Loan B1
7.994% (1 Month SOFR + 4.25%), due 4/2/29 (b)	1,477,902	1,295,012
Magnera Corp.
First Lien Term Loan
7.894% (1 Month SOFR + 4.25%), due 11/4/31 (b)	2,752,343	2,735,141
		4,030,153
Diversified/Conglomerate Service 0.2%
TruGreen LP
First Lien Term Loan B
7.766% (3 Month SOFR + 4.00%), due 11/2/27 (b)	910,370	875,093
Finance 0.4%
Arches Buyer, Inc.
First Lien New Term Loan
6.994% (1 Month SOFR + 3.25%), due 12/6/27 (b)	1,082,813	1,077,940
Fortress Intermediate 3, Inc.
First Lien Term Loan B
6.624% (1 Month SOFR + 3.00%), due 6/27/31 (b)	1,259,094	1,248,077
		2,326,017
Healthcare 0.2%
Chariot Buyer LLC
First Lien Amendment No. 5 Incremental Term Loan
6.644% (1 Month SOFR + 3.00%), due 9/8/32 (b)	1,034,774	1,034,645
Healthcare & Pharmaceuticals 0.2%
Ensemble RCM LLC
First Lien Closing Date Term Loan
6.663% (3 Month SOFR + 3.00%), due 2/9/33 (b)	1,035,000	1,027,237
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
High Tech Industries 0.5%
Ahead DB Holdings LLC
First Lien Term Loan B3
6.232% (3 Month SOFR + 2.50%), due 2/3/31 (b)	$ 1,458,796	$ 1,428,252
Gryphon Acquire NewCo LLC
First Lien Term Loan
6.414% (3 Month SOFR + 2.75%), due 9/13/32 (b)	1,030,418	1,030,901
		2,459,153
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.232% (3 Month SOFR + 3.50%), due 2/3/33 (b)	1,050,000	1,046,719
Media 0.6%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.175% (3 Month SOFR + 5.25%), due 8/2/29 (b)	1,307,280	1,313,074
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
6.99% (1 Month SOFR + 3.25%), due 1/31/29 (b)	2,115,000	2,019,165
		3,332,239
Retail Store 0.2%
White Cap Supply Holdings LLC
First Lien Tranche Term Loan D
7.144% (1 Month SOFR + 3.50%), due 2/10/33 (b)	1,035,000	1,030,060
Services: Business 0.4%
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
6.394% (1 Month SOFR + 2.75%), due 9/13/32 (b)	552,229	554,759
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
6.644% (1 Month SOFR + 3.00%), due 11/19/31 (b)	518,220	510,977
	Principal Amount	Value

Services: Business (continued)
Staples, Inc.
First Lien Closing Date Term Loan
9.413% (3 Month SOFR + 5.75%), due 9/4/29 (b)	$ 1,098,816	$ 1,019,839
		2,085,575
Services: Consumer 0.3%
Metropolis Technologies, Inc.
First Lien Initial Term Loan
8.916% (3 Month SOFR + 5.25%), due 11/3/32 (b)	1,072,950	1,051,491
Ping Identity Holding Corp.
First Lien Initial Term Loan
6.375% (1 Month SOFR + 2.75%), due 11/15/32 (b)	795,000	772,144
		1,823,635
Software 0.2%
OPAL US LLC
First Lien Facility Term Loan B6
6.232% (3 Month SOFR + 2.50%), due 4/28/32 (b)	883,336	882,324
Total Loan Assignments (Cost $26,327,910)		26,023,373
Mortgage-Backed Securities 25.9%
Agency (Collateralized Mortgage Obligations) 6.8%
FHLMC
REMIC, Series 5021, Class SA
(zero coupon) (-1 x SOFR 30A + 3.55%), due 10/25/50 (b)(j)	3,159,292	50,618
REMIC, Series 5200, Class SA
(zero coupon) (-1 x SOFR 30A + 3.50%), due 2/25/52 (b)(j)	2,449,917	30,448
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	716,911	581,924
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	525,130	444,822
REMIC, Series 5363
(zero coupon), due 12/25/53	618,132	519,815
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	950,177	597,456
REMIC, Series 5164, Class SA
0.122% (-1 x SOFR 30A + 3.75%), due 11/25/51 (b)(j)	7,402,060	207,271
REMIC, Series 4993, Class KS
2.308% (-1 x SOFR 30A + 5.936%), due 7/25/50 (b)(j)	4,106,987	483,452

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLIM VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (j)	$ 784,683	$ 120,821
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (j)	1,447,964	139,164
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (j)	2,860,450	489,417
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (j)	2,219,269	390,548
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (j)	1,222,592	188,825
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (j)	3,478,613	566,131
REMIC, Series 5191
3.50%, due 9/25/50 (j)	1,785,372	341,307
REMIC, Series 5036
3.50%, due 11/25/50 (j)	2,279,696	481,957
REMIC, Series 5040
3.50%, due 11/25/50 (j)	1,130,028	200,275
FHLMC MSCR Trust (a)(b)
REMIC, Series 2026-MN13, Class M2
6.578% (SOFR 30A + 2.95%), due 3/25/46	530,000	534,991
REMIC, Series 2026-MN13, Class B1
8.128% (SOFR 30A + 4.50%), due 3/25/46	400,000	403,031
FHLMC, Strips (j)
Series 311, Class S1
2.243% (-1 x SOFR 30A + 5.836%), due 8/15/43 (b)	3,592,548	327,035
Series 397, Class C61
5.50%, due 1/25/53	1,494,569	298,434
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	824,237	668,967
REMIC, Series 2023-45
(zero coupon), due 10/25/53	986,931	804,453
REMIC, Series 2022-10, Class SA
2.122% (-1 x SOFR 30A + 5.75%), due 2/25/52 (b)(j)	2,044,377	216,163
REMIC, Series 2025-103, Class SA
2.202% (-1 x SOFR 30A + 5.83%), due 6/25/55 (b)(j)	2,300,773	135,506
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FNMA (continued)
REMIC, Series 2016-57, Class SN
2.308% (-1 x SOFR 30A + 5.936%), due 6/25/46 (b)(j)	$ 1,713,936	$ 164,846
REMIC, Series 2019-32, Class SB
2.308% (-1 x SOFR 30A + 5.936%), due 6/25/49 (b)(j)	1,676,796	162,695
REMIC, Series 2020-23, Class PS
2.308% (-1 x SOFR 30A + 5.936%), due 2/25/50 (b)(j)	2,238,626	242,484
REMIC, Series 2016-19, Class SD
2.358% (-1 x SOFR 30A + 5.986%), due 4/25/46 (b)(j)	2,906,851	226,934
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (j)	1,197,424	198,153
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (j)	1,663,823	262,713
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (j)	599,104	67,796
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (j)	3,545,567	611,140
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (j)	2,218,281	471,665
FNMA, Strips (j)
Series 426, Class C32
1.50%, due 2/25/52	5,907,821	552,699
Series 440, Class C46
4.00%, due 10/25/53	1,834,202	414,851
Series 438, Class C34
6.00%, due 8/25/53	2,002,130	451,231
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (-1 x 1 Month SOFR + 2.716%), due 1/20/50 (b)(j)	3,295,929	19,575
REMIC, Series 2020-129, Class SB
(zero coupon) (-1 x 1 Month SOFR + 3.086%), due 9/20/50 (b)(j)	4,150,946	37,796
REMIC, Series 2021-16, Class AS
(zero coupon) (-1 x 1 Month SOFR + 2.636%), due 1/20/51 (b)(j)	6,109,636	29,720
REMIC, Series 2021-29, Class AS
(zero coupon) (-1 x SOFR 30A + 2.70%), due 2/20/51 (b)(j)	5,746,673	29,981
REMIC, Series 2021-97, Class SA
(zero coupon) (-1 x SOFR 30A + 2.60%), due 6/20/51 (b)(j)	4,554,483	28,132
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-136, Class SB
(zero coupon) (-1 x SOFR 30A + 3.20%), due 8/20/51 (b)(j)	$ 2,603,487	$ 20,929
REMIC, Series 2021-205, Class DS
(zero coupon) (-1 x SOFR 30A + 3.20%), due 11/20/51 (b)(j)	7,531,856	70,422
REMIC, Series 2021-226, Class SA
(zero coupon) (-1 x SOFR 30A + 1.70%), due 12/20/51 (b)(j)	4,556,835	8,709
REMIC, Series 2022-87, Class SA
(zero coupon) (-1 x SOFR 30A + 3.30%), due 5/20/52 (b)(j)	6,034,696	47,158
REMIC, Series 2022-101, Class SB
(zero coupon) (-1 x SOFR 30A + 3.30%), due 6/20/52 (b)(j)	3,024,038	24,627
REMIC, Series 2022-107, Class SA
(zero coupon) (-1 x SOFR 30A + 3.47%), due 6/20/52 (b)(j)	15,227,756	148,926
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,226,590	991,195
REMIC, Series 2023-53
(zero coupon), due 4/20/53	478,420	386,583
REMIC, Series 2023-101, Class EO
(zero coupon), due 7/20/53	575,530	479,219
REMIC, Series 2021-158, Class SB
0.091% (-1 x SOFR 30A + 3.70%), due 9/20/51 (b)(j)	3,966,277	85,661
REMIC, Series 2022-78, Class S
0.091% (-1 x SOFR 30A + 3.70%), due 4/20/52 (b)(j)	3,265,278	43,187
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (j)	1,609,076	191,536
REMIC, Series 2020-188
2.00%, due 12/20/50 (j)	3,248,614	361,312
REMIC, Series 2021-205, Class GA
2.00%, due 11/20/51	507,650	413,536
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (j)	2,650,363	315,532
REMIC, Series 2020-183, Class HT
2.161% (-1 x SOFR 30A + 5.77%), due 12/20/50 (b)(j)	3,647,150	418,892
REMIC, Series 2022-190, Class HS
2.296% (-1 x 1 Month SOFR + 5.936%), due 2/20/50 (b)(j)	6,910,768	671,965
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2020-34, Class SC
2.296% (-1 x 1 Month SOFR + 5.936%), due 3/20/50 (b)(j)	$ 3,159,985	$ 356,671
REMIC, Series 2025-131, Class S
2.441% (-1 x SOFR 30A + 6.05%), due 8/20/55 (b)(j)	1,819,876	132,204
REMIC, Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(j)	4,012,554	571,175
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (j)	977,294	143,648
REMIC, Series 2021-137, Class HI
2.50%, due 8/20/51 (j)	2,536,492	349,059
REMIC, Series 2020-146, Class SA
2.546% (-1 x 1 Month SOFR + 6.186%), due 10/20/50 (b)(j)	2,246,055	273,373
REMIC, Series 2020-167, Class SN
2.546% (-1 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(j)	1,377,196	170,973
REMIC, Series 2021-179, Class SA
2.546% (-1 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(j)	3,462,425	438,344
REMIC, Series 2020-189, Class SU
2.546% (-1 x 1 Month SOFR + 6.186%), due 12/20/50 (b)(j)	802,276	103,499
REMIC, Series 2021-46, Class TS
2.546% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(j)	1,623,046	192,016
REMIC, Series 2021-57, Class SA
2.546% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(j)	5,251,729	615,115
REMIC, Series 2021-57, Class SD
2.546% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(j)	2,359,716	285,020
REMIC, Series 2021-96, Class NS
2.546% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(j)	4,133,320	483,300
REMIC, Series 2021-96, Class SN
2.546% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(j)	2,985,028	336,360
REMIC, Series 2021-97, Class SM
2.546% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(j)	3,129,340	387,565
REMIC, Series 2021-122, Class HS
2.546% (-1 x 1 Month SOFR + 6.186%), due 7/20/51 (b)(j)	2,960,157	371,606

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLIM VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-96, Class JS
2.596% (-1 x 1 Month SOFR + 6.236%), due 6/20/51 (b)(j)	$ 2,767,487	$ 361,356
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (j)	4,269,770	697,891
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (j)	1,930,188	319,262
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (j)	431,307	62,472
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (j)	1,509,594	266,630
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (j)	2,388,691	411,217
REMIC, Series 2022-207
3.00%, due 8/20/51 (j)	2,179,379	371,791
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (j)	3,161,692	529,607
REMIC, Series 2023-86, Class SE
3.041% (-1 x SOFR 30A + 6.65%), due 9/20/50 (b)(j)	2,056,093	292,765
REMIC, Series 2023-60, Class ES
3.983% (-2 x SOFR 30A + 11.20%), due 4/20/53 (b)	985,759	887,129
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (j)	1,954,719	434,302
REMIC, Series 2023-66, Class MP
5.083% (-2 x SOFR 30A + 12.30%), due 5/20/53 (b)	1,448,507	1,362,976
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2025-01, Class M2
6.728% (SOFR 30A + 3.10%), due 5/25/55	1,030,000	1,046,231
Series 2019-01, Class B10
9.242% (SOFR 30A + 5.614%), due 10/25/49	2,500,000	2,534,600
Series 2020-01, Class CE
11.242% (SOFR 30A + 7.614%), due 3/25/50	2,575,000	2,659,822
		35,322,610
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 9.6%
BAMLL Commercial Mortgage Securities Trust (a)
Series 2016-ISQ, Class A
2.848%, due 8/14/34	1,430,000	1,001,000
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BAMLL Commercial Mortgage Securities Trust (a) (continued)
Series 2014-520M, Class A
4.325%, due 8/15/46 (k)	$ 875,000	$ 788,719
BBSG Mortgage Trust
Series 2016-MRP, Class A
3.275%, due 6/5/36 (a)	680,000	623,907
Benchmark Mortgage Trust (k)
Series 2018-B6, Class D
3.238%, due 10/10/51 (a)	1,280,000	987,142
Series 2019-B14, Class C
3.897%, due 12/15/62	1,660,000	1,185,860
BF Mortgage Trust
Series 2019-NYT, Class F
6.923% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	1,835,000	1,541,400
BLP Commercial Mortgage Trust
Series 2023-IND, Class F
7.812% (1 Month SOFR + 4.187%), due 3/15/40 (a)(b)	1,010,772	1,017,090
BOFAS Re-REMIC Trust (a)(c)
Series 2026-FRR8, Class B746
2.548%, due 4/27/54	695,000	636,518
Series 2026-FRR8, Class C746
2.572%, due 4/27/54	505,000	460,197
BSST Mortgage Trust
Series 2022-1700, Class A
4.926% (1 Month SOFR + 1.30%), due 2/15/37 (a)(b)	1,305,000	1,161,035
BWAY Mortgage Trust
Series 2013-1515, Class C
3.446%, due 3/10/33 (a)	1,045,000	955,859
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
9.604% (1 Month SOFR + 5.971%), due 10/15/41 (a)(b)	830,000	826,234
BX Trust (a)
Series 2025-ARIA, Class C
5.701%, due 12/13/42 (k)	855,000	852,586
Series 2025-VLT7, Class E
7.375% (1 Month SOFR + 3.75%), due 7/15/44 (b)	570,000	570,397
Commercial Mortgage Trust (a)
Series 2020-CX, Class D
2.773%, due 11/10/46 (k)	2,080,000	1,613,050
Series 2014-CR20, Class D
3.222%, due 11/10/47	519,865	329,854
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Commercial Mortgage Trust (a) (continued)
Series 2013-CR6, Class D
4.001%, due 3/10/46 (k)	$ 470,000	$ 433,049
Series 2016-DC2, Class D
4.011%, due 2/10/49 (k)	3,225,000	2,944,264
Series 2018-HCLV, Class A
4.921% (1 Month SOFR + 1.296%), due 9/15/33 (b)	1,410,000	1,334,672
CSMC OA LLC
Series 2014-USA, Class A2
3.953%, due 9/15/37 (a)	920,000	855,936
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
5.268%, due 5/10/44 (a)(k)	1,550,000	232,500
Durst Commercial Mortgage Trust
Series 2025-151, Class D
7.018%, due 8/10/42 (a)(k)	1,345,000	1,383,539
Extended Stay America Trust
Series 2026-ESH2, Class D
5.875% (1 Month SOFR + 2.25%), due 2/15/43 (a)(b)	1,039,982	1,047,781
FHLMC MSCR Trust (a)(b)
REMIC, Series 2021-MN3, Class M1
5.928% (SOFR 30A + 2.30%), due 11/25/51	222,807	222,866
REMIC, Series 2025-MN11, Class M2
6.278% (SOFR 30A + 2.65%), due 7/25/45	1,475,000	1,471,837
REMIC, Series 2024-MN8, Class M2
7.878% (SOFR 30A + 4.25%), due 5/25/44	1,760,000	1,838,406
GNMA (j)
REMIC, Series 2025-112
0.57%, due 3/16/66 (k)	6,968,481	343,526
REMIC, Series 2020-177
0.807%, due 6/16/62 (k)	5,063,208	305,089
REMIC, Series 2023-194, Class CI
0.844%, due 10/16/65 (k)	6,306,879	379,252
REMIC, Series 2023-159, Class CI
0.956%, due 7/16/65 (c)	8,798,686	593,736
REMIC, Series 2020-168, Class IA
0.975%, due 12/16/62 (k)	4,271,718	301,564
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
GNMA (j) (continued)
REMIC, Series 2021-47
0.992%, due 3/16/61 (k)	$ 9,883,896	$ 647,042
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (k)	3,759,473	248,672
REMIC, Series 2023-172
1.332%, due 2/16/66 (k)	5,935,806	525,772
GS Mortgage Securities Trust
Series 2015-GC30, Class D
3.384%, due 5/10/50	3,045,000	1,858,303
Series 2014-GC22, Class B
4.391%, due 6/10/47 (c)	575,000	445,698
Series 2024-FAIR, Class D
8.214%, due 7/15/29 (a)(k)	915,000	904,808
Hilton USA Trust
Series 2016-SFP, Class A
2.828%, due 11/5/35 (a)	1,025,000	845,604
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2021-1MEM, Class A
2.516%, due 10/9/42 (k)	750,000	631,256
Series 2019-COR5, Class D
3.00%, due 6/13/52	475,000	374,366
Series 2022-NLP, Class A
4.472% (1 Month SOFR + 0.847%), due 4/15/37 (b)	1,206,968	1,197,162
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,645,000	1,318,006
Life Mortgage Trust
Series 2022-BMR2, Class A1
4.921% (1 Month SOFR + 1.295%), due 5/15/39 (a)(b)	1,005,000	957,262
LONG Trust
Series 2026-ISL, Class A
5.35% (1 Month SOFR + 1.70%), due 6/15/43 (a)(b)	655,000	654,999
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class D
4.094%, due 4/15/48 (a)(k)	2,015,000	800,791
Morgan Stanley Capital I Trust
Series 2021-230P, Class A
4.909% (1 Month SOFR + 1.284%), due 12/15/38 (a)(b)	640,000	620,800
Multifamily Connecticut Avenue Securities Trust
Series 2024-01, Class M10
7.478% (SOFR 30A + 3.85%), due 7/25/54 (a)(b)	565,000	587,045

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLIM VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Natixis Commercial Mortgage Securities Trust
Series 2020-2PAC, Class AMZ1
3.617%, due 1/15/37 (a)(k)	$ 1,380,000	$ 1,173,000
NCMF Trust
Series 2025-MFS, Class E
7.78%, due 6/10/33 (a)(k)	1,435,000	1,435,245
NYC Commercial Mortgage Trust
Series 2025-1155, Class E
7.603%, due 6/10/42 (a)(k)	995,000	981,893
PTCM Re-REMIC Trust (a)(k)
Series 2026-FRR1, Class C157
2.016%, due 7/25/60	611,400	419,737
Series 2026-FRR1, Class C169
2.999%, due 3/25/62	910,000	633,566
SKY Trust
Series 2025-LINE, Class D
9.559% (1 Month SOFR + 5.934%), due 4/15/42 (a)(b)	772,459	780,251
UBS Commercial Mortgage Trust (k)
Series 2019-C18, Class C
4.034%, due 12/15/52	1,200,000	996,022
Series 2018-C9, Class C
5.107%, due 3/15/51	1,405,000	935,294
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class D
4.955%, due 1/15/59 (k)	1,890,000	850,519
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.633%, due 6/5/35 (a)(k)	1,520,000	1,154,516
		50,216,494
Whole Loan (Collateralized Mortgage Obligations) 9.5%
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(d)	585,691	576,017
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(c)(j)	44,257,376	554,381
Citigroup Mortgage Loan Trust
Series 2014-C, Class B3
4.25%, due 2/25/54 (a)(c)	1,310,000	1,114,831
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R01, Class 1B1
5.328% (SOFR 30A + 1.70%), due 1/25/45	725,000	722,283
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(b) (continued)
Series 2025-R02, Class 1B1
5.578% (SOFR 30A + 1.95%), due 2/25/45	$ 980,000	$ 980,929
Series 2024-R05, Class 2B1
5.628% (SOFR 30A + 2.00%), due 7/25/44	1,160,000	1,169,430
Series 2021-R03, Class 1B1
6.378% (SOFR 30A + 2.75%), due 12/25/41	450,000	452,640
Series 2023-R07, Class 2M2
6.878% (SOFR 30A + 3.25%), due 9/25/43	2,710,000	2,786,440
Series 2023-R03, Class 2M2
7.528% (SOFR 30A + 3.90%), due 4/25/43	2,650,000	2,765,254
Series 2020-SBT1, Class 1B1
10.492% (SOFR 30A + 6.864%), due 2/25/40	2,100,000	2,169,189
Series 2022-R02, Class 2B2
11.278% (SOFR 30A + 7.65%), due 1/25/42	2,035,000	2,103,358
Series 2019-HRP1, Class B1
12.992% (SOFR 30A + 9.364%), due 11/25/39	2,275,522	2,342,152
FHLMC STACR REMIC Trust (a)(b)
Series 2025-HQA1, Class M2
5.278% (SOFR 30A + 1.65%), due 2/25/45	600,000	602,171
Series 2021-DNA6, Class B1
7.028% (SOFR 30A + 3.40%), due 10/25/41	1,225,000	1,233,021
Series 2020-HQA1, Class B2
8.842% (SOFR 30A + 5.214%), due 1/25/50	1,736,000	1,910,032
Series 2022-HQA1, Class M2
8.878% (SOFR 30A + 5.25%), due 3/25/42	950,000	977,308
Series 2021-HQA3, Class B2
9.878% (SOFR 30A + 6.25%), due 9/25/41	2,640,000	2,667,211
Series 2021-HQA4, Class B2
10.628% (SOFR 30A + 7.00%), due 12/25/41	825,000	846,424
Series 2022-DNA1, Class B2
10.728% (SOFR 30A + 7.10%), due 1/25/42	977,000	1,006,923
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(b) (continued)
Series 2022-DNA2, Class B2
12.128% (SOFR 30A + 8.50%), due 2/25/42	$ 755,000	$ 788,603
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.161%, due 8/25/48 (a)(c)	1,717,218	1,389,546
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
8.542% (SOFR 30A + 4.914%), due 9/25/47	3,790,000	4,144,965
REMIC, Series 2019-FTR1, Class B2
12.092% (SOFR 30A + 8.464%), due 1/25/48	1,705,000	2,007,365
REMIC, Series 2019-HQA2, Class B2
14.992% (SOFR 30A + 11.364%), due 4/25/49	1,890,000	2,211,992
loanDepot GMSR Master Trust
Series 2025-GT2, Class A
6.787% (1 Month SOFR + 3.15%), due 7/16/30 (a)(b)	1,595,000	1,597,838
Mill City Mortgage Loan Trust (a)(c)
Series 2018-4, Class B4
3.034%, due 4/25/66	1,473,279	924,708
Series 2018-3, Class B2
3.25%, due 8/25/58	2,225,256	1,720,102
Series 2018-3, Class B4
3.682%, due 8/25/58	928,022	635,528
OBX Trust
Series 2025-R1, Class A1
4.94%, due 9/25/62 (a)(d)	830,338	821,502
STACR Trust
Series 2018-HRP1, Class B2
15.492% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	1,972,842	2,285,796
Towd Point Mortgage Trust (a)(c)
Series 2018-2, Class B5
3.593%, due 3/25/58	3,780,372	1,865,412
Series 2017-4, Class B5
3.631%, due 6/25/57	1,187,590	854,281
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Verus Securitization Trust
Series 2023-INV2, Class B2
7.989%, due 8/25/68 (a)(k)	$ 1,000,000	$ 996,136
		49,223,768
Total Mortgage-Backed Securities (Cost $137,189,053)		134,762,872
U.S. Government & Federal Agencies 5.8%
United States Treasury Bonds 0.4%
U.S. Treasury Bonds
5.00%, due 5/15/56	2,165,000	2,188,003
United States Treasury Notes 5.4%
U.S. Treasury Notes
3.875%, due 4/15/29	2,115,000	2,098,972
3.875%, due 4/30/31	6,750,000	6,652,969
4.125%, due 4/30/33	13,660,000	13,510,594
4.375%, due 5/15/36	5,885,000	5,853,736
		28,116,271
Total U.S. Government & Federal Agencies (Cost $30,310,984)		30,304,274
Total Long-Term Bonds (Cost $515,329,312)		510,294,757

	Shares

Short-Term Investments 3.3%
Affiliated Investment Company 2.0%
NYLIM U.S. Government Liquidity Fund, 3.551% (l)	10,715,600	10,715,600
Unaffiliated Investment Companies 1.3%
Allspring Government Money Market Fund, 3.64% (l)(m)	2,000,000	2,000,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLIM VP MacKay Strategic Bond Portfolio

	Shares	Value
Short-Term Investments (continued)
Unaffiliated Investment Companies (continued)
Invesco Government & Agency Portfolio, 3.644% (l)(m)	4,666,601	$ 4,666,601
		6,666,601
Total Short-Term Investments (Cost $17,382,201)		17,382,201
Total Investments (Cost $532,711,513)	101.2%	527,676,958
Other Assets, Less Liabilities	(1.2)	(6,199,786)
Net Assets	100.0%	$ 521,477,172

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of June 30, 2026.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of June 30, 2026.
(d)	Step coupon—Rate shown was the rate in effect as of June 30, 2026.
(e)	All or a portion of this security was held on loan. As of June 30, 2026, the aggregate market value of securities on loan was $6,436,415. The Portfolio received cash collateral with a value of $6,666,601. (See Note 2(L))
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Fixed to floating rate—Rate shown was the rate in effect as of June 30, 2026.
(h)	Delayed delivery security.
(i)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(j)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(k)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of June 30, 2026.
(l)	Current yield as of June 30, 2026.
(m)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 2,256	$ 90,379	$ (81,919)	$ —	$ —	$ 10,716	$ 123	$ —	10,716

Futures Contracts
As of June 30, 2026, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro-Bund	356	September 2026	$ 51,164,494	$ 51,797,532	$ 633,038
U.S. Treasury 5 Year Notes	181	September 2026	19,358,627	19,375,484	16,857
U.S. Treasury 10 Year Notes	28	September 2026	3,069,339	3,076,938	7,599
U.S. Treasury 10 Year Ultra Bonds	38	September 2026	4,217,494	4,273,812	56,318
Total Long Contracts					713,812
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
Euro-BTP	(406)	September 2026	$ (54,667,831)	$ (55,365,940)	$ (698,109)
Net Unrealized Appreciation					$ 15,703

1.	As of June 30, 2026, cash in the amount of $1,679,210 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2026.
Abbreviation(s):
BRL—Brazil Real
BTP—Buoni del Tesoro Poliennali (Eurex Exchange)
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GMSR—Ginnie Mae Mortgage Servicing Rights
GNMA—Government National Mortgage Association
MSCR—Multifamily Structured Credit Risk
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
TRY—Turkish lira
ZAR—South African Rand
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLIM VP MacKay Strategic Bond Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 64,140,213	$ —	$ 64,140,213
Corporate Bonds	—	217,437,157	—	217,437,157
Foreign Government Bonds	—	37,626,868	—	37,626,868
Loan Assignments	—	26,023,373	—	26,023,373
Mortgage-Backed Securities	—	134,762,872	—	134,762,872
U.S. Government & Federal Agencies	—	30,304,274	—	30,304,274
Total Long-Term Bonds	—	510,294,757	—	510,294,757
Short-Term Investments
Affiliated Investment Company	10,715,600	—	—	10,715,600
Unaffiliated Investment Companies	6,666,601	—	—	6,666,601
Total Short-Term Investments	17,382,201	—	—	17,382,201
Total Investments in Securities	17,382,201	510,294,757	—	527,676,958
Other Financial Instruments
Futures Contracts (b)	713,812	—	—	713,812
Total Investments in Securities and Other Financial Instruments	$ 18,096,013	$ 510,294,757	$ —	$ 528,390,770
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (698,109)	$ —	$ —	$ (698,109)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $521,995,913) including securities on loan of $6,436,415	$516,961,358
Investment in affiliated investment companies, at value (identified cost $10,715,600)	10,715,600
Cash	112,753
Cash denominated in foreign currencies (identified cost $917)	935
Cash collateral on deposit at broker for futures contracts	1,679,210
Unrealized appreciation on unfunded commitments (See Note 5)	131
Receivables:
Interest	5,344,759
Portfolio shares sold	73,176
Securities lending	6,418
Investment securities sold	1,384
Other assets	5,613
Total assets	534,901,337
Liabilities
Cash collateral received for securities on loan	6,666,601
Payables:
Investment securities purchased	5,593,235
Portfolio shares redeemed	641,571
Manager (See Note 3)	255,953
Distribution/Service fees (See Note 3)	100,910
Variation margin on futures contracts	85,812
Professional fees	39,682
Custodian	20,701
Shareholder communication	12,761
Trustees	1,627
Accrued expenses	5,312
Total liabilities	13,424,165
Net assets	$521,477,172
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$53,447
Additional paid-in-capital	574,753,802
574,807,249
Total distributable earnings (loss)	(53,330,077)
Net assets	$521,477,172
Initial Class
Net assets applicable to outstanding shares	$29,944,727
Shares of beneficial interest outstanding	3,058,048
Net asset value per share outstanding	$9.79
Service Class
Net assets applicable to outstanding shares	$491,532,445
Shares of beneficial interest outstanding	50,389,154
Net asset value per share outstanding	$9.75

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLIM VP MacKay Strategic Bond Portfolio

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$17,327,822
Dividends-affiliated	123,339
Securities lending, net	39,678
Total income	17,490,839
Expenses
Manager (See Note 3)	1,578,655
Distribution/Service—Service Class (See Note 3)	624,744
Professional fees	62,588
Custodian	32,185
Shareholder communication	26,060
Trustees	9,534
Miscellaneous	10,787
Total expenses	2,344,553
Net investment income (loss)	15,146,286
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(457,211)
Futures transactions	994,261
Foreign currency transactions	48,965
Foreign currency forward transactions	(23,307)
Net realized gain (loss)	562,708
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(6,624,833)
Futures contracts	15,703
Translation of other assets and liabilities in foreign currencies	(51,327)
Unfunded commitments	131
Net change in unrealized appreciation (depreciation)	(6,660,326)
Net realized and unrealized gain (loss)	(6,097,618)
Net increase (decrease) in net assets resulting from operations	$9,048,668
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$15,146,286	$31,434,032
Net realized gain (loss)	562,708	4,554,381
Net change in unrealized appreciation (depreciation)	(6,660,326)	11,190,888
Net increase (decrease) in net assets resulting from operations	9,048,668	47,179,301
Distributions to shareholders:
Initial Class	(866,085)	(1,682,480)
Service Class	(13,982,360)	(30,048,833)
	(14,848,445)	(31,731,313)
Distributions to shareholders from return of capital:
Initial Class	—	(28,909)
Service Class	—	(516,319)
	—	(545,228)
Total distributions to shareholders	(14,848,445)	(32,276,541)
Capital share transactions:
Net proceeds from sales of shares	23,610,445	49,883,895
Net asset value of shares issued to shareholders in reinvestment of distributions	14,848,445	32,276,541
Cost of shares redeemed	(58,772,446)	(159,373,733)
Increase (decrease) in net assets derived from capital share transactions	(20,313,556)	(77,213,297)
Net increase (decrease) in net assets	(26,113,333)	(62,310,537)
Net Assets
Beginning of period	547,590,505	609,901,042
End of period	$521,477,172	$547,590,505
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLIM VP MacKay Strategic Bond Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.90	$9.66	$9.55	$9.11	$10.19	$10.25
Net investment income (loss) (a)	0.29	0.57	0.55	0.45	0.34	0.29
Net realized and unrealized gain (loss)	(0.11)	0.27	0.12	0.46	(1.08)	(0.10)
Total from investment operations	0.18	0.84	0.67	0.91	(0.74)	0.19
Less distributions:
From net investment income	(0.29)	(0.59)	(0.56)	(0.47)	(0.34)	(0.25)
Return of capital	—	(0.01)	—	—	(0.00)‡	—
Total distributions	(0.29)	(0.60)	(0.56)	(0.47)	(0.34)	(0.25)
Net asset value at end of period	$9.79	$9.90	$9.66	$9.55	$9.11	$10.19
Total investment return (b)	1.83%	8.87%	7.15%	10.19%	(7.24)%	1.96%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.96%††	5.75%	5.63%	4.86%	3.54%	2.80%
Net expenses (c)	0.65%††	0.65%	0.63%	0.62%	0.62%	0.62%(d)
Portfolio turnover rate	41%	96%	104%	70%	60%	62%
Net assets at end of period (in 000's)	$29,945	$29,478	$28,319	$26,163	$21,924	$24,820

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sales expenses)	Short Sales Expenses
December 31, 2021	0.61%	0.01%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.87	$9.63	$9.52	$9.08	$10.16	$10.21
Net investment income (loss) (a)	0.28	0.54	0.52	0.43	0.31	0.26
Net realized and unrealized gain (loss)	(0.12)	0.27	0.13	0.45	(1.07)	(0.08)
Total from investment operations	0.16	0.81	0.65	0.88	(0.76)	0.18
Less distributions:
From net investment income	(0.28)	(0.56)	(0.54)	(0.44)	(0.32)	(0.23)
Return of capital	—	(0.01)	—	—	(0.00)‡	—
Total distributions	(0.28)	(0.57)	(0.54)	(0.44)	(0.32)	(0.23)
Net asset value at end of period	$9.75	$9.87	$9.63	$9.52	$9.08	$10.16
Total investment return (b)	1.71%	8.60%	6.88%	9.92%	(7.47)%	1.71%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.71%††	5.50%	5.37%	4.60%	3.26%	2.53%
Net expenses (c)	0.90%††	0.90%	0.88%	0.87%	0.87%	0.87%(d)
Portfolio turnover rate	41%	96%	104%	70%	60%	62%
Net assets at end of period (in 000's)	$491,532	$518,113	$581,582	$650,260	$701,271	$932,562

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sales expenses)	Short Sales Expenses
December 31, 2021	0.86%	0.01%
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLIM VP MacKay Strategic Bond Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP MacKay Strategic Bond Portfolio (the "Portfolio") (formerly known as NYLI VP MacKay Strategic Bond Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	April 29, 2011
Service Class	April 29, 2011
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return by investing primarily in domestic and foreign debt securities.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

29

Notes to Financial Statements (Unaudited) (continued)
to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represent the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the

30	NYLIM VP MacKay Strategic Bond Portfolio

Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income, if any, at least quarterly  and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in
31

Notes to Financial Statements (Unaudited) (continued)
mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of
Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(I) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

32	NYLIM VP MacKay Strategic Bond Portfolio

Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(J) Foreign Currency Forward Contracts. The Portfolio may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Portfolio is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Portfolio faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Portfolio. Leverage risk is the risk that a foreign currency forward contract can magnify the Portfolio's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Portfolio than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Portfolio's assets. Moreover, there may be an imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Portfolio's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(K) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(L) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash
33

Notes to Financial Statements (Unaudited) (continued)
collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(M) Delayed Delivery Transactions.  The Portfolio may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Portfolio has sold a security it owns on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of June 30, 2026, are shown in the Portfolio of Investments.
(N) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Portfolio primarily invests in high yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer or guarantor may fail to pay interest and principal in a timely manner.
The Portfolio may invest in loans which are usually rated below investment grade and are generally considered speculative by rating agencies because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result of these and other events, the Portfolio’s NAVs could go down and you could lose money.
In addition, loans generally are subject to the extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
The Portfolio may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(O) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps

34	NYLIM VP MacKay Strategic Bond Portfolio

and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain over-the-counter ("OTC") derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels or if the Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(P) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(Q) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows. These derivatives are not accounted for as hedging instruments.
The Portfolio entered into futures contracts to help manage the duration and yield curve of the portfolio while minimizing the exposure to wider bid/ask spreads in traditional bonds.
The Portfolio entered into foreign currency forward contracts to hedge against the risk of loss due to changing currency exchange rates.
Fair value of derivative instruments as of June 30, 2026:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$713,812
Total Fair Value	$713,812

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(698,109)
Total Fair Value	$(698,109)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2026:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$994,261	$994,261
Forward Transactions	(23,307)	—	(23,307)
Total Net Realized Gain (Loss)	$(23,307)	$994,261	$970,954

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$15,703
Total Net Change in Unrealized Appreciation (Depreciation)	$15,703

Average Notional Amount	Total
Futures Contracts Long	$82,248,025
Futures Contracts Short (a)	$(83,604,972)
Forward Contracts Long (b)	$706,895
Forward Contracts Short (c)	$(683,588)

(a)	Positions were open for five months during the reporting period.
(b)	Position was open for one month during the reporting period.
(c)	Positions were open for two months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's
35

Notes to Financial Statements (Unaudited) (continued)
Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investment Management and MacKay Shields, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $5 billion; and 0.475% in excess of $5 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.60% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $1,578,655 and paid the Subadvisor fees in the amount of $789,323.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$532,262,693	$8,559,491	$(13,145,226)	$(4,585,735)
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $48,793,037, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$48,793
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$31,731,313
Return of Capital	545,228
Total	$32,276,541
Note 5–Commitments and Contingencies
As of June 30, 2026, the Portfolio had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
Raven Acquisition Holdings LLC, First Lien 2024 Delayed Draw Term Loan TBD, due 11/19/31	$36,770	$131

TBD—To Be Determined
Commitments are available until maturity date.
Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.

36	NYLIM VP MacKay Strategic Bond Portfolio

Note 7–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 9–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of U.S. government securities were $72,959 and $78,773, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $139,905 and $156,041, respectively.
Note 10–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	108,761	$1,080,079
Shares issued to shareholders in reinvestment of distributions	88,538	866,085
Shares redeemed	(115,509)	(1,146,809)
Net increase (decrease)	81,790	$799,355
Year ended December 31, 2025:
Shares sold	335,234	$3,327,415
Shares issued to shareholders in reinvestment of distributions	173,597	1,711,389
Shares redeemed	(464,133)	(4,599,359)
Net increase (decrease)	44,698	$439,445

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	2,278,572	$22,530,366
Shares issued to shareholders in reinvestment of distributions	1,434,845	13,982,360
Shares redeemed	(5,831,886)	(57,625,637)
Net increase (decrease)	(2,118,469)	$(21,112,911)
Year ended December 31, 2025:
Shares sold	4,727,133	$46,556,480
Shares issued to shareholders in reinvestment of distributions	3,112,648	30,565,152
Shares redeemed	(15,751,899)	(154,774,374)
Net increase (decrease)	(7,912,118)	$(77,652,742)
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
37

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
38

NYLIM VP PIMCO Real Return Portfolio
(formerly known as NYLI VP PIMCO Real Return Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 134.3%
Asset-Backed Securities 5.5%
Home Equity Asset-Backed Securities 1.4%
Argent Securities Trust
Series 2006-W4, Class A2C
4.083% (1 Month SOFR + 0.434%), due 5/25/36 (a)	$ 265,220	$ 61,646
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-HE17, Class A1
4.049% (1 Month SOFR + 0.734%), due 1/25/32 (a)	253,146	249,692
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB6, Class A3
3.983% (1 Month SOFR + 0.334%), due 7/25/37 (a)(b)	642,811	428,624
CWABS Asset-Backed Certificates Trust
Series 2007-8, Class 1A1
3.953% (1 Month SOFR + 0.304%), due 11/25/37 (a)	884,764	840,553
First Franklin Mortgage Loan Trust
Series 2006-FF17, Class A2
3.883% (1 Month SOFR + 0.234%), due 12/25/36 (a)	311,379	283,005
GSAA Home Equity Trust
Series 2006-17, Class A3A
4.243% (1 Month SOFR + 0.594%), due 11/25/36 (a)	899,147	273,814
Home Equity Asset Trust
Series 2005-8, Class M2
4.438% (1 Month SOFR + 0.789%), due 2/25/36 (a)	96,881	94,946
Lehman XS Trust
Series 2007-20N, Class A1
6.063% (1 Month SOFR + 2.414%), due 12/25/37 (a)	17,109	17,711
Long Beach Mortgage Loan Trust
Series 2006-7, Class 2A2
4.003% (1 Month SOFR + 0.354%), due 8/25/36 (a)	198,293	78,405
Mastr Asset-Backed Securities Trust
Series 2006-WMC4, Class A5
4.063% (1 Month SOFR + 0.414%), due 10/25/36 (a)	103,857	32,522
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-WMC1, Class M3
4.543% (1 Month SOFR + 0.894%), due 1/25/35 (a)	51,461	52,536
	Principal Amount	Value

Home Equity Asset-Backed Securities (continued)
New Century Home Equity Loan Trust
Series 2004-4, Class M1
4.528% (1 Month SOFR + 0.879%), due 2/25/35 (a)	$ 37,599	$ 37,107
Option One Mortgage Loan Trust
Series 2006-1, Class M1
4.303% (1 Month SOFR + 0.654%), due 1/25/36 (a)	915,475	869,362
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M2
4.633% (1 Month SOFR + 0.984%), due 2/25/36 (a)	911,898	870,682
RASC Trust (a)
Series 2006-EMX4, Class A4
4.223% (1 Month SOFR + 0.344%), due 6/25/36	254,058	250,401
Series 2005-EMX1, Class M2
4.858% (1 Month SOFR + 1.209%), due 3/25/35	368,737	369,137
Saxon Asset Securities Trust
Series 2007-3, Class 1A
4.073% (1 Month SOFR + 0.424%), due 9/25/37 (a)	46,120	44,821
Securitized Asset-Backed Receivables LLC Trust (a)
Series 2006-HE2, Class A2C
4.063% (1 Month SOFR + 0.414%), due 7/25/36	296,340	110,580
Series 2006-HE1, Class A2C
4.083% (1 Month SOFR + 0.434%), due 7/25/36	492,504	154,965
Soundview Home Loan Trust (a)
Series 2007-OPT2, Class 2A3
3.943% (1 Month SOFR + 0.294%), due 7/25/37	116,014	104,842
Series 2007-OPT1, Class 1A1
3.963% (1 Month SOFR + 0.314%), due 6/25/37	212,490	150,625
		5,375,976
Other Asset-Backed Securities 4.1%
Anchorage Capital CLO 20 Ltd.
Series 2021-20A, Class A1R
4.775% (3 Month SOFR + 1.10%), due 1/20/35 (a)(b)	900,000	899,247
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2022-FL1, Class A
5.043% (SOFR 30A + 1.45%), due 1/15/37 (a)(b)	341,773	341,773

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Ares European CLO X DAC
Series 10A, Class AR
2.984% (3 Month EURIBOR + 0.78%), due 10/15/31 (a)	EUR 89,682	$ 102,471
Bain Capital Credit CLO Ltd.
Series 2022-2A, Class A1R
4.814% (3 Month SOFR + 1.15%), due 4/22/35 (a)(b)	$ 2,000,000	2,000,072
Barings Euro CLO DAC
Series 2021-2A, Class A
3.184% (3 Month EURIBOR + 0.98%), due 10/15/34 (a)	EUR 1,999,698	2,286,980
BlueMountain Fuji EUR CLO V DAC
Series 5A, Class A
3.114% (3 Month EURIBOR + 0.91%), due 1/15/33 (a)	526,296	601,372
CarVal CLO III Ltd.
Series 2019-2A, Class AR2
4.665% (3 Month SOFR + 0.99%), due 7/20/32 (a)(b)	$ 1,613,499	1,612,412
Contego CLO III BV
Series 3A, Class ARR
3.454% (3 Month EURIBOR + 1.25%), due 4/15/38 (a)(b)	EUR 2,000,000	2,286,219
CVC Cordatus Loan Fund XXI DAC
Series 21A, Class A1E
3.377% (3 Month EURIBOR + 0.96%), due 9/22/34 (a)	922,687	1,055,650
Dryden 52 Euro CLO DAC
Series 2017-52A, Class AR
3.143% (3 Month EURIBOR + 0.86%), due 5/15/34 (a)	138,913	158,647
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A1R
5.025% (3 Month SOFR + 1.352%), due 7/15/31 (a)(b)	$ 107,139	107,219
Greywolf CLO III Ltd.
Series 2020-3RA, Class A1R2
4.894% (3 Month SOFR + 1.23%), due 4/22/33 (a)(b)	621,483	621,838
LCM 30 Ltd.
Series 30A, Class AR
5.017% (3 Month SOFR + 1.342%), due 4/20/31 (a)(b)	75,893	75,933
	Principal Amount	Value

Other Asset-Backed Securities (continued)
LCM 35 Ltd.
Series 35A, Class A1R
4.753% (3 Month SOFR + 1.08%), due 10/15/34 (a)(b)	$ 1,000,000	$ 1,000,185
Madison Park Euro Funding IX DAC
Series 9A, Class AR
3.084% (3 Month EURIBOR + 0.88%), due 7/15/35 (a)	EUR 499,453	570,120
OCP Euro CLO DAC (a)(b)
Series 2020-4A, Class ARR
3.468% (3 Month EURIBOR + 1.23%), due 10/20/39	500,000	571,110
Series 2022-6A, Class ARR
3.478% (3 Month EURIBOR + 1.24%), due 7/20/36	600,000	685,614
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR
5.097% (3 Month SOFR + 1.422%), due 7/20/32 (a)(b)	$ 16,792	16,793
Palmer Square European Loan Funding DAC
Series 2023-3A, Class AR
3.253% (3 Month EURIBOR + 0.97%), due 5/15/33 (a)	EUR 107,727	123,127
SLM Student Loan Trust
Series 2004-3A, Class A6B
4.48% (SOFR 90A + 0.812%), due 10/25/64 (a)(b)	$ 182,915	183,127
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR
5.147% (3 Month SOFR + 1.472%), due 7/20/32 (a)(b)	207,889	207,993
St Pauls CLO II DAC
Series 2A, Class AR4
3.145% (3 Month EURIBOR + 0.98%), due 10/25/35 (a)	EUR 500,000	570,199
Venture 36 CLO Ltd.
Series 2019-36A, Class A1AR
5.067% (3 Month SOFR + 1.392%), due 4/20/32 (a)(b)	$ 165,817	165,889
		16,243,990
Total Asset-Backed Securities (Cost $22,224,933)		21,619,966

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP PIMCO Real Return Portfolio

	Principal Amount	Value
Corporate Bonds 1.4%
Banks 0.4%
Bank of America Corp.
Series FF
5.875%, due 3/15/28 (c)(d)	$ 190,000	$ 191,797
Emirates NBD Bank PJSC
5.125%, due 6/29/31 (b)	500,000	498,915
First Abu Dhabi Bank PJSC
4.78% (SOFR + 1.15%), due 6/3/31 (a)(b)	400,000	400,448
Nykredit Realkredit A/S
Series Reg S
1.50%, due 10/1/52	DKK 317,636	38,275
Series Reg S
1.50%, due 10/1/53	99,537	10,373
Series Reg S
2.50%, due 10/1/47	1,449	210
QNB Finance Ltd.
4.693% (SOFR + 1.05%), due 4/27/29 (a)(b)	$ 300,000	300,007
		1,440,025
Diversified Financial Services 0.2%
Avolon Holdings Funding Ltd.
2.528%, due 11/18/27 (b)	29,000	28,140
Jyske Realkredit A/S
Series CCE
0.50%, due 10/1/43	DKK 16,977	2,148
Series Reg S
1.00%, due 10/1/50	1,442,816	171,334
Series CCE
1.50%, due 10/1/53	1,969,445	233,490
Series 111E
2.50%, due 10/1/47	3,796	546
Nordea Kredit Realkreditaktieselskab
1.50%, due 10/1/53	529,065	64,148
1.50%, due 10/1/53	12,940	1,623
1.50%, due 10/1/53	500,000	52,104
Series Reg S
2.00%, due 10/1/53	399,080	51,467
2.50%, due 10/1/47	1,669	241
Realkredit Danmark A/S
Series Reg S
1.50%, due 10/1/53	738,497	91,148
Series Reg S
2.00%, due 10/1/53	358,857	42,472
Series Reg S
2.50%, due 4/1/47	7,661	1,108
		739,969
	Principal Amount	Value

Electric 0.1%
COX Asset Mexico SA de CV
7.125%, due 1/8/32 (b)	$ 400,000	$ 405,436
Internet 0.4%
Beignet Investor LLC
6.581%, due 5/30/49 (b)	1,500,000	1,530,229
Investment Companies 0.0% ‡
Blue Owl Capital Corp.
6.45%, due 9/15/28	130,000	131,676
Telecommunications 0.3%
RD Michigan Property Owner I LLC
7.50%, due 3/30/45 (b)	1,400,000	1,395,443
Total Corporate Bonds (Cost $5,728,601)		5,642,778
Foreign Government Bonds 8.7%
Brazil 0.1%
Brazil Government Bond
4.00%, due 4/23/30	EUR 200,000	229,159
Canada 0.2%
Canadian Government Real Return Bond
4.25%, due 12/1/26 (e)	CAD 1,147,728	822,099
Costa Rica 0.0% ‡
Costa Rica Government Bond
5.95%, due 4/27/33 (b)	EUR 100,000	120,827
France 0.7%
France Government Bond (b)(e)
Series Reg S
0.10%, due 7/25/31	880,124	959,655
Series Reg S
0.10%, due 7/25/36	1,943,370	1,912,190
		2,871,845
Italy 2.4%
Italy Buoni Poliennali del Tesoro (e)
Series Reg S
0.10%, due 5/15/33 (b)	3,673,440	3,850,536
Series Reg S
0.40%, due 5/15/30 (b)	1,657,279	1,846,325
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Foreign Government Bonds (continued)
Italy (continued)
Italy Buoni Poliennali del Tesoro (e) (continued)
Series Reg S
1.80%, due 5/15/36	EUR 639,390	$ 733,567
Series Reg S
1.80%, due 5/15/36 (b)	2,664,125	3,056,531
		9,486,959
Japan 2.7%
Japan Government Bond
3.40%, due 12/20/55	JPY 330,000,000	1,856,581
Japan Government CPI Linked Bond (e)
0.005%, due 3/10/34	73,934,000	435,682
0.005%, due 3/10/35	205,072,000	1,191,397
0.10%, due 3/10/28	491,624,460	3,032,568
0.10%, due 3/10/29	710,259,330	4,362,057
		10,878,285
Kuwait 0.2%
Kuwait Government Bond
4.804%, due 4/20/33 (b)	$ 600,000	597,628
Peru 0.1%
Peru Government Bond
6.15%, due 8/12/32	PEN 900,000	285,262
United Arab Emirates 0.3%
Abu Dhabi Government Bond
Series Reg S
4.625%, due 4/20/33	$ 600,000	597,043
4.875%, due 4/30/29 (b)	200,000	201,321
5.00%, due 4/30/34 (b)	200,000	203,190
		1,001,554
United Kingdom 2.0%
United Kingdom Gilt
Series Reg S
4.00%, due 10/22/31	GBP 6,200,000	8,089,657
Total Foreign Government Bonds (Cost $37,724,065)		34,383,275
	Principal Amount	Value
Mortgage-Backed Securities 7.5%
Agency (Collateralized Mortgage Obligations) 6.4%
FHLMC (a)
REMIC, Series 4694, Class FA
4.107% (SOFR 30A + 0.514%), due 6/15/47	$ 652,702	$ 641,152
REMIC, Series 4851, Class PF
4.107% (SOFR 30A + 0.514%), due 8/15/57	928,916	898,828
REMIC, Series 4779, Class WF
4.114% (SOFR 30A + 0.464%), due 7/15/44	70,278	69,017
REMIC, Series 5513, Class MF
4.568% (SOFR 30A + 0.94%), due 11/25/54	1,351,246	1,361,653
REMIC, Series 5672, Class FA
4.578% (SOFR 30A + 0.95%), due 6/25/56	2,179,084	2,177,051
REMIC, Series 5596, Class CF
4.778% (SOFR 30A + 1.15%), due 11/25/55	1,988,459	1,996,980
REMIC, Series 5667, Class FC
5.128% (SOFR 30A + 1.50%), due 6/25/56	1,968,374	1,981,503
FHLMC, Strips
Series 278, Class F1
4.157% (SOFR 30A + 0.564%), due 9/15/42 (a)	103,644	102,492
FNMA (a)
REMIC, Series 2025-47, Class FJ
4.658% (SOFR 30A + 1.03%), due 6/25/55	1,685,789	1,697,835
REMIC, Series 2025-19, Class FC
4.788% (SOFR 30A + 1.16%), due 3/25/55	1,446,456	1,462,681
GNMA (a)
REMIC, Series 2025-H22, Class F
4.389% (SOFR 30A + 0.78%), due 10/20/75	4,115,872	4,145,080
REMIC, Series 2023-H20, Class FA
4.509% (SOFR 30A + 0.90%), due 7/20/73	4,563,568	4,620,740
REMIC, Series 2023-H11, Class FC
4.709% (SOFR 30A + 1.10%), due 5/20/73	463,861	474,067
REMIC, Series 2025-159, Class FJ
4.779% (SOFR 30A + 1.17%), due 9/20/55	3,536,240	3,553,768

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP PIMCO Real Return Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (a) (continued)
REMIC, Series 2017-H10, Class FB
4.898% (12 Month SOFR + 1.465%), due 4/20/67	$ 60,765	$ 61,207
REMIC, Series 2018-H15, Class FG
4.927% (12 Month SOFR + 0.865%), due 8/20/68	271,564	272,587
		25,516,641
Whole Loan (Collateralized Mortgage Obligations) 1.1%
Alternative Loan Trust
Series 2005-29CB, Class A4
5.00%, due 7/25/35	20,816	10,735
Series 2007-1T1, Class 1A1
6.00%, due 3/25/37	519,198	159,157
Chase Home Lending Mortgage Trust
Series 2026-AGY1, Class A11
4.962% (SOFR 30A + 1.35%), due 2/25/57 (a)(b)	2,000,000	1,999,926
CHL Mortgage Pass-Through Trust
Series 2007-1, Class A1
6.00%, due 3/25/37	24,400	9,815
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
4.449%, due 3/25/37 (f)	125,212	108,170
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 1CB1
5.50%, due 8/25/34	86,999	85,932
Eurosail-UK plc (a)
Series 2007-3A, Class A3C
4.805% (3 Month SONIA + 1.069%), due 6/13/45 (b)	GBP 4,315	5,721
Series Reg S, Class A3A
4.805% (3 Month SONIA + 1.069%), due 6/13/45	16,190	21,468
Series Reg S, Class A3C
4.805% (3 Month SONIA + 1.069%), due 6/13/45	4,315	5,721
GreenPoint Mortgage Funding Trust
Series 2006-AR4, Class A6A
4.123% (1 Month SOFR + 0.474%), due 9/25/46 (a)	$ 44,516	42,179
IndyMac INDX Mortgage Loan Trust (a)
Series 2005-AR12, Class 2A1A
4.243% (1 Month SOFR + 0.594%), due 7/25/35	66,400	62,750
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
IndyMac INDX Mortgage Loan Trust (a) (continued)
Series 2005-AR14, Class 1A1A
4.323% (1 Month SOFR + 0.674%), due 7/25/35	$ 564,447	$ 401,847
Merrill Lynch Mortgage Investors Trust
Series 2005-A4, Class 1A
5.072%, due 7/25/35 (f)	128,925	54,354
New Residential Mortgage Loan Trust (b)(g)
Series 2019-RPL3, Class A1
2.75%, due 7/25/59	94,573	91,316
Series 2018-3A, Class A1
4.50%, due 5/25/58	66,655	64,412
OBX Trust
Series 2018-1, Class A2
4.413% (1 Month SOFR + 0.764%), due 6/25/57 (a)(b)	11,802	11,724
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-2, Class M7
5.563% (1 Month SOFR + 1.914%), due 4/25/35 (a)	100,000	99,485
RALI Trust
Series 2006-QH1, Class A1
4.143% (1 Month SOFR + 0.494%), due 12/25/36 (a)	527,100	482,938
Residential Asset Securitization Trust
Series 2006-A10, Class A5
6.50%, due 9/25/36	212,544	58,036
Thornburg Mortgage Securities Trust
Series 2004-2, Class A1
4.383% (1 Month SOFR + 0.734%), due 6/25/44 (a)	188,321	182,198
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2007-HY1, Class A2A
4.083% (1 Month SOFR + 0.434%), due 2/25/37 (a)	278,894	221,486
Series 2006-5, Class 2CB1
6.00%, due 7/25/36	26,774	19,160
		4,198,530
Total Mortgage-Backed Securities (Cost $30,136,442)		29,715,171
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies 111.2%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.2%
UMBS Pool, 30 Year
2.00%, due 3/1/52	$ 155,203	$ 124,708
3.00%, due 1/1/52	364,622	318,720
4.00%, due 5/1/56	396,819	370,978
		814,406
Federal National Mortgage Association (Mortgage Pass-Through Securities) 10.8%
FNMA (a)
4.668% (11th District Cost of Funds Index + 1.934%), due 12/1/36	17,989	18,210
4.945% (12 Month Monthly Treasury Average Index + 1.20%), due 6/1/43	51,940	52,373
6.207% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34	65,848	68,626
UMBS, 30 Year
4.00%, due 8/1/52	367,828	345,084
4.50%, due 7/1/52	452,157	436,147
4.50%, due 3/1/53	399,645	385,717
UMBS, Single Family, 30 Year TBA (h)
4.00%, due 8/25/56	5,000,000	4,669,519
4.50%, due 8/25/56	25,200,000	24,120,141
5.50%, due 7/25/56	4,800,000	4,815,337
6.00%, due 8/25/56	7,600,000	7,744,450
		42,655,604
Government National Mortgage Association (Mortgage Pass-Through Securities) 3.1%
GNMA II, 30 Year
3.50%, due 8/20/55	195,870	175,994
GNMA II, Single Family, 30 Year
3.50%, due 3/20/52	35,592	32,270
3.50%, due 5/20/52	19,981	18,233
3.50%, due 6/20/52	436,081	397,253
3.50%, due 10/20/54	33,554	30,169
3.50%, due 4/20/55	592,511	532,386
3.50%, due 11/20/55	354,933	318,915
3.50%, due 1/20/56	903,695	811,986
3.50%, due 3/20/56	11,045,437	9,924,510
		12,241,716
United States Treasury Bonds 0.0% ‡
U.S. Treasury Bonds
4.875%, due 8/15/45 (i)	40,000	39,695
	Principal Amount	Value

United States Treasury Inflation - Indexed Bonds and Notes 97.1%
U.S. Treasury Inflation Linked Bonds (e)(j)
0.125%, due 2/15/51	$ 4,617,623	$ 2,441,106
0.125%, due 2/15/52	2,153,340	1,113,940
0.25%, due 2/15/50	3,860,054	2,173,672
0.625%, due 2/15/43	2,578,277	1,879,156
0.75%, due 2/15/42	9,034,394	6,891,998
0.75%, due 2/15/45	9,107,512	6,465,128
0.875%, due 2/15/47	8,750,676	6,147,207
1.00%, due 2/15/46	7,294,441	5,353,056
1.00%, due 2/15/48	5,142,590	3,656,942
1.00%, due 2/15/49 (i)	860,223	603,595
1.375%, due 2/15/44	8,559,171	6,984,917
1.50%, due 2/15/53	5,601,600	4,253,701
1.75%, due 1/15/28	16,252,275	16,138,359
2.125%, due 2/15/40	4,098,422	3,952,036
2.125%, due 2/15/41	2,934,951	2,802,125
2.125%, due 2/15/54	4,774,440	4,167,898
2.375%, due 2/15/55	3,060,573	2,815,406
2.50%, due 1/15/29	6,406,043	6,486,130
3.375%, due 4/15/32 (i)	613,507	660,394
U.S. Treasury Inflation Linked Notes (e)
0.125%, due 4/15/27 (j)	13,681,852	13,414,628
0.125%, due 1/15/30 (j)	9,578,338	8,993,859
0.125%, due 7/15/30 (j)	8,468,632	7,911,842
0.125%, due 1/15/31 (j)	7,726,911	7,136,095
0.125%, due 7/15/31 (j)	10,934,176	10,037,841
0.125%, due 1/15/32 (j)	14,176,048	12,832,617
0.25%, due 7/15/29 (j)	9,035,255	8,616,765
0.625%, due 7/15/32 (i)	42,179,424	39,060,667
0.75%, due 7/15/28 (j)	14,341,519	14,021,529
0.875%, due 1/15/29 (j)	5,005,150	4,868,773
1.125%, due 10/15/30 (j)	7,721,475	7,497,105
1.125%, due 1/15/33 (j)	13,192,164	12,476,929
1.25%, due 4/15/28 (i)(j)	10,880,450	10,703,573
1.375%, due 7/15/33 (j)	20,943,341	20,088,885
1.625%, due 10/15/27 (j)	11,354,420	11,297,705
1.625%, due 10/15/29 (j)	23,283,920	23,119,536
1.625%, due 4/15/30 (j)	5,963,055	5,890,229
1.75%, due 1/15/34 (j)	5,308,562	5,186,613
1.875%, due 7/15/34 (i)	19,103,580	18,828,102
1.875%, due 7/15/35 (i)	16,490,367	16,124,523
1.875%, due 1/15/36 (j)	8,404,016	8,161,521
2.125%, due 4/15/29 (j)	6,459,960	6,477,522
2.125%, due 1/15/35 (j)	12,557,356	12,527,751
2.375%, due 10/15/28 (j)	14,895,462	15,054,022
		385,315,398

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP PIMCO Real Return Portfolio

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
United States Treasury Notes 0.0% ‡
U.S. Treasury Notes
4.125%, due 2/15/36	$ 120,000	$ 117,075
4.25%, due 8/15/35 (i)	64,000	63,185
		180,260
Total U.S. Government & Federal Agencies (Cost $480,273,159)		441,247,079
Total Long-Term Bonds (Cost $576,087,200)		532,608,269

	Shares

Short-Term Investment 0.6%
Affiliated Investment Company 0.6%
NYLIM U.S. Government Liquidity Fund, 3.551% (k)	2,465,077	2,465,077
Total Short-Term Investment (Cost $2,465,077)		2,465,077
Total Investments, Before Investments Sold Short (Cost $578,552,277)	134.9%	535,073,346

	Principal Amount

Short-Term Investments Sold Short (18.8)%
Reverse Repurchase Agreements (18.8)%
Deutsche Bank Securities Inc. 3.71%, dated 6/4/26 due 7/6/26 Proceeds at Maturity $(1,589,600) (Collateralized by U.S. Treasury Inflation Linked Bond with a rate of 1.88% and maturity date of 07/15/2034, with a Principal Amount of $1,591,965 and a Market Value of $1,597,212)	$ (1,584,375)	(1,584,375)
	Principal Amount	Value

Reverse Repurchase Agreements (continued)
Deutsche Bank Securities Inc.
3.72%, dated 6/15/26
due 7/7/26
Proceeds at Maturity $(39,373,306)
(Collateralized by U.S. Treasury Inflation Linked Bond with a rate of 0.63% and maturity date of 07/15/2032, with a Principal Amount of $42,179,424 and a Market Value of $39,320,273)	$ (39,284,000)	$ (39,284,000)
Deutsche Bank Securities Inc. 3.72%, dated 6/15/26 due 7/7/26 Proceeds at Maturity $(17,467,745) (Collateralized by U.S. Treasury Inflation Linked Bond with a rate of 1.88% and maturity date of 07/15/2034, with a Principal Amount of $17,511,615 and a Market Value of $17,569,326)	(17,428,125)	(17,428,125)
Deutsche Bank Securities Inc. 3.72%, dated 6/15/26 due 7/7/26 Proceeds at Maturity $(16,314,629) (Collateralized by U.S. Treasury Inflation Linked Bond with a rate of 1.88% and maturity date of 07/15/2035, with a Principal Amount of $16,490,367 and a Market Value of $16,416,837)	(16,277,625)	(16,277,625)
Total Short-Term Investments Sold Short (Proceeds $(74,574,125))		(74,574,125)
Total Investments, Net of Investments Sold Short (Cost $503,978,152)	116.1%	460,499,221
Other Assets, Less Liabilities	(16.1)	(63,858,967)
Net Assets	100.0%	$ 396,640,254

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Floating rate—Rate shown was the rate in effect as of June 30, 2026.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
(c)	Fixed to floating rate—Rate shown was the rate in effect as of June 30, 2026.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of June 30, 2026.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of June 30, 2026.
(h)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of June 30, 2026, the total net market value was $41,349,447, which represented 10.4% of the Portfolio’s net assets.
(i)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for futures, swaps, foreign currency forward contracts and reverse repurchase agreements.
(j)	All or a portion of the security is held as a Sale-Buyback position. See Note 2(S).
(k)	Current yield as of June 30, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 495	$ 69,327	$ (67,357)	$ —	$ —	$ 2,465	$ 23	$ —	2,465

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP PIMCO Real Return Portfolio

Foreign Currency Forward Contracts
As of June 30, 2026, the Portfolio held the following foreign currency forward contracts1,2:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	732,000	USD	504,401	BNP Paribas S.A.	7/2/26	$ 2,399
BRL	469,525	USD	90,000	JPMorgan Chase Bank N.A.	8/4/26	211
COP	3,165,550,395	USD	802,360	Bank of America N.A.	9/16/26	106,922
IDR	11,836,914,286	USD	651,816	Barclays Capital	9/16/26	6,032
IDR	4,674,274,082	USD	259,257	BNP Paribas S.A.	9/16/26	521
IDR	6,649,401,172	USD	365,906	BNP Paribas S.A.	9/16/26	3,641
IDR	2,627,616,700	USD	144,323	BNP Paribas S.A.	12/16/26	729
IDR	8,510,463,379	USD	474,401	JPMorgan Chase Bank N.A.	7/2/26	1,576
IDR	5,737,089,370	USD	319,128	JPMorgan Chase Bank N.A.	7/6/26	1,598
INR	53,515,544	USD	555,601	BNP Paribas S.A.	7/20/26	8,884
INR	32,073,080	USD	329,824	BNP Paribas S.A.	7/1/26	9,005
INR	26,989,287	USD	284,000	BNP Paribas S.A.	7/27/26	497
INR	29,518,249	USD	305,971	JPMorgan Chase Bank N.A.	7/20/26	5,389
INR	31,999,305	USD	333,139	JPMorgan Chase Bank N.A.	9/16/26	2,749
NOK	625,359	USD	63,071	BNP Paribas S.A.	8/4/26	76
PLN	59,000	USD	15,622	Barclays Capital	7/23/26	62
PLN	114,000	USD	30,190	Barclays Capital	7/23/26	114
THB	222,756	USD	6,681	BNP Paribas S.A.	7/6/26	26
THB	4,017,851	USD	120,187	JPMorgan Chase Bank N.A.	7/6/26	796
TRY	7,250,789	USD	150,179	Barclays Capital	7/21/26	2,829
TRY	4,305,157	USD	90,210	Barclays Capital	7/14/26	1,200
TRY	12,957,604	USD	271,711	Barclays Capital	7/14/26	3,415
TRY	546,439	USD	11,642	Barclays Capital	7/1/26	73
TRY	16,972,795	USD	357,179	Barclays Capital	7/20/26	1,301
TRY	9,765,345	USD	204,715	Barclays Capital	7/28/26	81
USD	159,923	AUD	222,587	Barclays Capital	7/2/26	5,815
USD	350,842	AUD	491,320	JPMorgan Chase Bank N.A.	7/2/26	10,676
USD	323,854	AUD	455,093	JPMorgan Chase Bank N.A.	7/2/26	8,770
USD	20,000	BRL	101,950	BNP Paribas S.A.	7/2/26	251
USD	12,391	BRL	63,152	JPMorgan Chase Bank N.A.	7/2/26	157
USD	3,258,109	CAD	4,505,088	BNP Paribas S.A.	7/2/26	81,597
USD	279,635	CHF	220,000	JPMorgan Chase Bank N.A.	7/2/26	7,357
USD	1,572,776	CHF	1,229,347	JPMorgan Chase Bank N.A.	7/2/26	51,306
USD	209,643	CHF	165,000	JPMorgan Chase Bank N.A.	7/2/26	5,435
USD	265,747	CNY	1,798,312	BNP Paribas S.A.	7/2/26	720
USD	475,963	CNY	3,213,000	JPMorgan Chase Bank N.A.	7/2/26	2,446
USD	606,928	DKK	3,887,919	Morgan Stanley & Co. International	7/2/26	12,595
USD	23,109,600	EUR	19,836,328	BNP Paribas S.A.	7/2/26	444,612
USD	491,015	EUR	421,000	JPMorgan Chase Bank N.A.	7/2/26	9,981
USD	6,449,663	GBP	4,812,359	BNP Paribas S.A.	7/2/26	66,310
USD	467,975	IDR	8,317,132,130	Barclays Capital	9/16/26	5,742
USD	96,000	IDR	1,715,377,210	BNP Paribas S.A.	7/2/26	62
USD	320,000	IDR	5,720,367,008	BNP Paribas S.A.	7/6/26	209
USD	41,195	ILS	121,927	Barclays Capital	7/21/26	202
USD	83,535	ILS	246,193	BNP Paribas S.A.	7/21/26	763
USD	94,727	ILS	274,977	JPMorgan Chase Bank N.A.	7/7/26	2,312
USD	651,880	ILS	1,868,223	JPMorgan Chase Bank N.A.	8/5/26	23,521
USD	841,755	ILS	2,432,920	JPMorgan Chase Bank N.A.	8/5/26	23,466
USD	183,032	ILS	537,245	JPMorgan Chase Bank N.A.	8/12/26	2,306
USD	266,049	ILS	786,919	JPMorgan Chase Bank N.A.	8/12/26	1,335
USD	87,941	INR	8,361,493	Bank of America N.A.	9/16/26	173
USD	114,880	INR	10,916,831	BNP Paribas S.A.	9/16/26	289
USD	4,238,379	JPY	674,169,278	Bank of America N.A.	7/2/26	92,069
USD	9,842,546	JPY	1,586,876,314	Barclays Capital	8/4/26	55,921
USD	4,432,628	JPY	704,793,614	BNP Paribas S.A.	7/2/26	97,971
USD	1,769,840	JPY	281,186,267	JPMorgan Chase Bank N.A.	7/2/26	40,474
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	177,538	KRW	270,369,602	Bank of America N.A.	7/15/26	$ 2,987
USD	78,357	KRW	121,295,936	BNP Paribas S.A.	7/6/26	60
USD	59,165	KRW	90,244,338	JPMorgan Chase Bank N.A.	7/15/26	903
USD	2,714	MXN	47,000	BNP Paribas S.A.	9/17/26	43
USD	216,247	MXN	3,782,000	Morgan Stanley & Co. International	9/17/26	1,375
USD	2,283,910	NZD	3,862,000	Barclays Capital	7/2/26	90,487
USD	2,980,906	SGD	3,806,796	Bank of America N.A.	7/2/26	38,455
USD	626,850	SGD	799,372	Barclays Capital	7/2/26	8,978
USD	21,900	THB	717,918	Bank of America N.A.	9/16/26	150
USD	11,942	THB	383,707	BNP Paribas S.A.	9/16/26	318
USD	430,286	THB	14,029,195	BNP Paribas S.A.	9/16/26	5,257
USD	130,000	THB	4,240,607	BNP Paribas S.A.	7/6/26	2,309
USD	156,687	THB	5,081,303	BNP Paribas S.A.	9/16/26	2,743
USD	7,960	THB	258,358	BNP Paribas S.A.	9/16/26	132
USD	234,233	THB	7,544,645	JPMorgan Chase Bank N.A.	9/16/26	5,660
USD	272,392	THB	8,851,106	JPMorgan Chase Bank N.A.	9/16/26	4,239
ZAR	6,303,919	USD	383,233	Barclays Capital	7/21/26	982
Total Unrealized Appreciation						1,380,047
BRL	21,304,012	USD	4,170,348	Bank of America N.A.	8/4/26	(77,141)
BRL	1,266,603	USD	248,690	BNP Paribas S.A.	8/4/26	(5,334)
BRL	100,982	USD	20,000	BNP Paribas S.A.	7/2/26	(438)
CNY	1,353,000	USD	200,091	BNP Paribas S.A.	7/2/26	(692)
EUR	258,000	USD	300,300	Bank of America N.A.	7/2/26	(5,509)
IDR	4,292,935,345	USD	245,722	BNP Paribas S.A.	9/16/26	(7,138)
IDR	4,261,403,211	USD	243,410	BNP Paribas S.A.	9/16/26	(6,578)
ILS	177,000	USD	59,579	JPMorgan Chase Bank N.A.	8/12/26	(37)
INR	8,303,127	USD	87,941	Bank of America N.A.	7/1/26	(224)
INR	90,306,271	USD	950,613	BNP Paribas S.A.	9/16/26	(2,694)
INR	40,646,653	USD	430,000	BNP Paribas S.A.	7/29/26	(1,619)
INR	50,251,950	USD	530,000	BNP Paribas S.A.	8/3/26	(622)
INR	55,346,049	USD	580,275	JPMorgan Chase Bank N.A.	9/30/26	(14)
JPY	69,200,000	USD	428,933	BNP Paribas S.A.	7/2/26	(3,336)
KRW	121,417,726	USD	80,000	BNP Paribas S.A.	7/6/26	(1,624)
KRW	18,055,091	USD	11,942	BNP Paribas S.A.	7/15/26	(286)
KRW	128,750,160	USD	84,000	BNP Paribas S.A.	7/27/26	(864)
KRW	200,209,100	USD	130,000	BNP Paribas S.A.	7/27/26	(722)
KRW	121,286,654	USD	78,357	BNP Paribas S.A.	7/15/26	(54)
KRW	44,855,059	USD	29,667	JPMorgan Chase Bank N.A.	7/15/26	(709)
MXN	30,663,514	USD	1,764,939	JPMorgan Chase Bank N.A.	9/17/26	(22,809)
MXN	28,176,316	USD	1,597,931	JPMorgan Chase Bank N.A.	12/16/26	(8,914)
MXN	4,497,000	USD	257,522	JPMorgan Chase Bank N.A.	9/17/26	(2,028)
NOK	2,502,174	USD	270,270	Bank of America N.A.	7/2/26	(17,487)
NOK	1,876,817	USD	189,526	JPMorgan Chase Bank N.A.	8/4/26	(10)
PEN	1,077,549	USD	317,066	Bank of America N.A.	9/16/26	(2,804)
PLN	647,484	USD	172,490	Barclays Capital	7/23/26	(375)
PLN	1,572,935	USD	432,661	JPMorgan Chase Bank N.A.	7/10/26	(14,533)
PLN	4,022,131	USD	1,102,603	JPMorgan Chase Bank N.A.	7/10/26	(33,413)
THB	971,375	USD	29,647	BNP Paribas S.A.	9/16/26	(218)
TRY	559,342	USD	11,713	Barclays Capital	7/31/26	(14)
TWD	860,478	USD	27,167	Barclays Capital	7/15/26	(134)
TWD	2,394,735	USD	75,886	BNP Paribas S.A.	7/15/26	(654)
USD	50,000	BRL	259,843	BNP Paribas S.A.	7/2/26	(335)
USD	20,000	BRL	103,870	BNP Paribas S.A.	7/2/26	(121)
USD	30,000	BRL	155,938	BNP Paribas S.A.	7/2/26	(207)
USD	3,167,467	CAD	4,493,449	BNP Paribas S.A.	8/4/26	(5,765)
USD	112,159	CHF	91,000	Bank of America N.A.	7/2/26	(465)
USD	169,879	CHF	138,000	JPMorgan Chase Bank N.A.	7/2/26	(913)
USD	2,277,424	CHF	1,833,468	Morgan Stanley & Co. International	8/4/26	(416)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLIM VP PIMCO Real Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	538,883	CNY	3,651,123	JPMorgan Chase Bank N.A.	8/4/26	$ (483)
USD	540,262	CNY	3,659,000	JPMorgan Chase Bank N.A.	8/4/26	(267)
USD	815,061	COP	3,149,475,703	Bank of America N.A.	9/16/26	(89,604)
USD	592,445	DKK	3,881,461	BNP Paribas S.A.	8/4/26	(1,992)
USD	22,844,872	EUR	19,999,328	BNP Paribas S.A.	8/4/26	(38,943)
USD	6,368,036	GBP	4,812,359	JPMorgan Chase Bank N.A.	8/4/26	(15,179)
USD	380,000	IDR	6,796,794,000	Barclays Capital	7/2/26	(134)
USD	48,599	IDR	888,794,189	Barclays Capital	9/16/26	(797)
USD	188,000	IDR	3,381,800,400	BNP Paribas S.A.	7/27/26	(704)
USD	280,000	IDR	5,049,772,000	BNP Paribas S.A.	7/27/26	(1,777)
USD	144,323	IDR	2,609,864,971	BNP Paribas S.A.	9/16/26	(723)
USD	150,000	IDR	2,697,705,000	BNP Paribas S.A.	8/3/26	(443)
USD	474,401	IDR	8,560,702,410	JPMorgan Chase Bank N.A.	9/16/26	(1,369)
USD	319,128	IDR	5,768,491,553	JPMorgan Chase Bank N.A.	9/16/26	(1,462)
USD	180,277	ILS	536,090	Bank of America N.A.	8/12/26	(60)
USD	24,479	ILS	73,000	BNP Paribas S.A.	8/12/26	(78)
USD	35,325	ILS	105,679	JPMorgan Chase Bank N.A.	7/7/26	(192)
USD	84,244	ILS	251,224	JPMorgan Chase Bank N.A.	7/7/26	(188)
USD	35,229	ILS	105,121	JPMorgan Chase Bank N.A.	7/7/26	(100)
USD	40,329	ILS	120,000	JPMorgan Chase Bank N.A.	8/12/26	(38)
USD	420,000	INR	40,368,846	Barclays Capital	7/1/26	(6,467)
USD	645,523	INR	61,583,095	JPMorgan Chase Bank N.A.	9/16/26	(897)
USD	19,851	MXN	352,000	Barclays Capital	9/17/26	(148)
USD	29,730	MXN	528,000	BNP Paribas S.A.	9/17/26	(268)
USD	2,186,997	NZD	3,862,000	Barclays Capital	8/4/26	(9,022)
USD	830,690	PEN	2,857,739	JPMorgan Chase Bank N.A.*	9/16/26	(2,757)
USD	1,603,849	SGD	2,071,082	Bank of America N.A.	8/4/26	(890)
USD	1,954,055	SGD	2,524,134	BNP Paribas S.A.	8/4/26	(1,723)
USD	150,000	THB	5,016,300	BNP Paribas S.A.	9/16/26	(1,974)
USD	30	THB	1,000	BNP Paribas S.A.	9/16/26	— ‡
USD	6,698	THB	222,756	BNP Paribas S.A.	9/16/26	(51)
USD	100,000	THB	3,320,230	JPMorgan Chase Bank N.A.	9/16/26	(590)
USD	88,002	THB	2,930,806	JPMorgan Chase Bank N.A.	9/16/26	(790)
USD	120,187	THB	4,008,837	JPMorgan Chase Bank N.A.	9/16/26	(1,265)
USD	30,000	THB	994,487	JPMorgan Chase Bank N.A.	9/16/26	(129)
USD	1,075	TRY	51,048	Barclays Capital	7/20/26	(3)
USD	203,580	ZAR	3,362,000	Morgan Stanley & Co. International	7/21/26	(1,330)
ZAR	4,198,790	USD	258,790	Barclays Capital	7/21/26	(2,879)
ZAR	3,773,308	USD	231,915	Barclays Capital	7/21/26	(1,937)
ZAR	1,927,613	USD	117,497	BNP Paribas S.A.	7/21/26	(12)
Total Unrealized Depreciation						(414,915)
Net Unrealized Appreciation						$ 965,132
‡ Less than $1.

*	Non-deliverable forward.
1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
2.	As of June 30, 2026, cash collateral of $880,000 was due to a broker for foreign currency forward contracts.
Futures Contracts
As of June 30, 2026, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
3 Month SOFR	159	March 2027	$ 38,152,154	$ 38,144,100	$ (8,054)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Australia 10 Year Bonds	69	September 2026	$ 5,172,660	$ 5,246,218	$ 73,558
Euro-BTP	71	September 2026	9,596,455	9,682,221	85,766
Euro-Bund	91	September 2026	13,106,960	13,240,380	133,420
U.S. Treasury 5 Year Notes	180	September 2026	19,201,858	19,268,437	66,579
U.S. Treasury 10 Year Ultra Bonds	295	September 2026	32,800,714	33,178,281	377,567
U.S. Treasury Ultra Bonds	50	September 2026	5,722,132	5,807,813	85,681
Total Long Contracts					814,517
Short Contracts
Euro-Bobl	(109)	September 2026	(14,305,928)	(14,369,818)	(63,890)
Euro-Buxl	(13)	September 2026	(1,617,390)	(1,652,040)	(34,650)
Euro-OAT	(118)	September 2026	(16,116,802)	(16,176,519)	(59,717)
Euro-Schatz	(1)	September 2026	(120,910)	(121,070)	(160)
Japan 10 Year Bonds	(10)	September 2026	(7,837,422)	(7,858,175)	(20,753)
U.S. Treasury 2 Year Notes	(152)	September 2026	(31,375,941)	(31,332,187)	43,754
U.S. Treasury 10 Year Notes	(696)	September 2026	(75,860,207)	(76,483,875)	(623,668)
U.S. Treasury Long Bonds	(39)	September 2026	(4,334,294)	(4,426,500)	(92,206)
Total Short Contracts					(851,290)
Net Unrealized Depreciation					$ (36,773)

1.	As of June 30, 2026, cash in the amount of $230,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2026.
Written Swaptions
As of June 30, 2026, the Portfolio held the following swaptions agreements:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-2-Year Interest Rate Swap	Barclays Capital	$ 2.44	1/25/27	(19,800,000)	EUR (19,800,000)	$ (176,120)	$ (152,826)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-2-Year Interest Rate Swap	Barclays Capital	$ 2.44	1/25/27	(19,800,000)	EUR (19,800,000)	$ (176,120)	$ (32,642)
Swap Contracts
As of June 30, 2026, the Portfolio held the following centrally cleared interest rate swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 10,500,000	USD	6/18/27	Fixed 3.25%	1 Day SOFR	Annually/Annually	$ 45,330	$ 75,230	$ 29,900
14,000,000	JPY	9/20/27	Fixed 0.30%	1 Day TONAR + 0.059%	Semi-Annually/Semi-Annually	(951)	1,031	1,982
3,200,000	EUR	10/8/27	Fixed 1.895%	6 Month EURIBOR	Annually/Semi-Annually	—	36,277	36,277
8,000,000	GBP	3/18/28	Floating 1 Day SONIA	3.50%	Annually/Annually	(151,429)	(91,103)	60,326
50,000,000	JPY	3/20/28	Fixed 0.30%	1 Day TONAR + 0.059%	Semi-Annually/Semi-Annually	(4,071)	5,819	9,890
420,000,000	JPY	9/14/28	Fixed 0.55%	1 Day TONAR	Annually/Annually	(2,222)	50,886	53,108
106,980,000	JPY	3/20/29	Fixed 0.45%	1 Day TONAR + 0.059%	Semi-Annually/Semi-Annually	(16,970)	20,390	37,360
4,400,000	USD	6/3/30	Fixed 3.77%	1 Day SOFR	Annually/Annually	(15,108)	23,472	38,580
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLIM VP PIMCO Real Return Portfolio

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 14,380,000	USD	8/31/30	Fixed 3.325%	1 Day SOFR	Annually/Annually	$ 69,372	$ 320,728	$ 251,356
12,690,000	USD	11/30/30	Floating 1 Day SOFR	4.02%	Annually/Annually	—	50,010	50,010
11,200,000	USD	11/30/30	Floating 1 Day SOFR	3.997%	Annually/Annually	—	34,438	34,438
5,700,000	USD	11/30/30	Fixed 4.00%	1 Day SOFR	Annually/Annually	(616)	(18,247)	(17,631)
3,840,000	GBP	3/18/31	Floating 1 Day SONIA	3.50%	Annually/Annually	(16,986)	(120,799)	(103,813)
386,000,000	JPY	12/15/31	Fixed 0.50%	1 Day TONAR	Annually/Annually	294	182,579	182,285
5,900,000	EUR	8/15/32	Floating 6 Month EURIBOR	2.879%	Semi-Annually/Annually	—	47,112	47,112
5,100,000	USD	2/13/34	Floating 1 Day SOFR	3.085%	Annually/Annually	(38,051)	(290,979)	(252,928)
16,300,000	USD	2/15/36	Fixed 4.00%	1 Day SOFR	Annually/Annually	(62,842)	17,028	79,870
10,620,000	EUR	9/16/36	Floating 6 Month EURIBOR	2.75%	Semi-Annually/Annually	(297,305)	(187,144)	110,161
1,400,000	EUR	11/4/52	Fixed 0.19%	6 Month EURIBOR	Annually/Semi-Annually	—	848,144	848,144
100,000	USD	11/15/53	Fixed 4.015%	1 Day SOFR	Annually/Annually	—	3,220	3,220
100,000	USD	11/15/53	Fixed 3.998%	1 Day SOFR	Annually/Annually	—	3,502	3,502
7,000,000	USD	2/13/54	Fixed 2.865%	1 Day SOFR	Annually/Annually	123,587	1,540,577	1,416,990
2,800,000	USD	6/20/54	Fixed 3.50%	1 Day SOFR	Annually/Annually	69,565	326,636	257,071
7,800,000	USD	3/19/55	Fixed 3.25%	1 Day SOFR	Annually/Annually	992,941	1,239,640	246,699
2,500,000	USD	6/18/55	Fixed 3.25%	1 Day SOFR	Annually/Annually	166,902	397,835	230,933
2,910,000	EUR	1/13/56	Fixed 3.05%	6 Month EURIBOR	Annually/Semi-Annually	120,613	20,819	(99,794)
5,830,000	EUR	9/16/56	Fixed 3.00%	6 Month EURIBOR	Annually/Semi-Annually	94,969	106,102	11,133
						$ 1,077,022	$ 4,643,203	$ 3,566,181
As of June 30, 2026, the Portfolio held the following centrally cleared inflation swap agreements1:
Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 4,100,000	USD	8/27/26	1 Month USD-CPI	Fixed 3.434%	At Maturity	$ —	$ (16,599)	$ (16,599)
6,700,000	EUR	6/15/27	Fixed 1.636%	1 Month EUR-CPI	At Maturity	—	119,461	119,461
4,000,000	USD	7/2/27	1 Month USD-CPI	Fixed 2.153%	At Maturity	—	—	—
2,100,000	GBP	9/15/27	Fixed 3.365%	1 Month UKRPI-CPI	At Maturity	—	(2,082)	(2,082)
1,200,000	GBP	9/15/27	Fixed 3.365%	1 Month UKRPI-CPI	At Maturity	1,197	(1,189)	(2,386)
770,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.36%	At Maturity	(2,495)	(91,288)	(88,793)
510,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.353%	At Maturity	(1,774)	(60,901)	(59,127)
300,000	USD	8/26/28	Fixed 2.573%	1 Month USD-CPI	At Maturity	—	26,674	26,674
500,000	USD	9/10/28	Fixed 2.645%	1 Month USD-CPI	At Maturity	—	40,256	40,256
2,600,000	USD	11/4/29	1 Month USD-CPI	Fixed 1.76%	At Maturity	(89,745)	(485,042)	(395,297)
2,200,000	USD	5/19/30	1 Month USD-CPI	Fixed 1.28%	At Maturity	(133,796)	(516,143)	(382,347)
3,300,000	EUR	3/15/31	1 Month EUR-CPI	Fixed 1.38%	At Maturity	(56,646)	(760,341)	(703,695)
700,000	EUR	8/15/34	Fixed 2.049%	1 Month EUR-CPI	At Maturity	—	3,197	3,197
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 1,600,000	EUR	8/15/34	Fixed 2.049%	1 Month EUR-CPI	At Maturity	$ (2,288)	$ 7,308	$ 9,596
600,000	GBP	8/15/34	1 Month UKRPI-CPI	Fixed 3.50%	At Maturity	2,201	15,154	12,953
1,200,000	GBP	8/15/34	1 Month UKRPI-CPI	Fixed 3.50%	At Maturity	6,096	30,308	24,212
800,000	GBP	9/15/34	1 Month UKRPI-CPI	Fixed 3.466%	At Maturity	—	14,148	14,148
1,300,000	EUR	9/15/34	Fixed 2.034%	1 Month EUR-CPI	At Maturity	—	8,436	8,436
700,000	GBP	9/15/34	1 Month UKRPI-CPI	Fixed 3.466%	At Maturity	(142)	12,380	12,522
300,000	EUR	9/15/34	Fixed 2.034%	1 Month EUR-CPI	At Maturity	(2,750)	1,947	4,697
280,000	EUR	5/15/37	1 Month EUR-CPI	Fixed 2.488%	At Maturity	—	(3,452)	(3,452)
400,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.59%	At Maturity	(8,980)	10,179	19,159
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	—	2,215	2,215
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	104	2,215	2,111
100,000	EUR	4/15/52	1 Month EUR-CPI	Fixed 2.55%	At Maturity	112	2,190	2,078
400,000	EUR	4/15/53	1 Month EUR-CPI	Fixed 2.70%	At Maturity	2,384	52,533	50,149
400,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	—	61,524	61,524
300,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	761	46,143	45,382
200,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	1,610	30,762	29,152
100,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.736%	At Maturity	—	14,447	14,447
300,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.736%	At Maturity	3,555	43,342	39,787
300,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.682%	At Maturity	—	38,049	38,049
						$ (280,596)	$ (1,354,169)	$ (1,073,573)
As of June 30, 2026, the Portfolio held the following open OTC debt total return swap agreements2:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 07/15/2031	1 Day SOFR + 0.12%	7/22/26	Daily	$ 20,000	$ 132,604
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 07/15/2027	1 Day SOFR + 0.12%	7/22/26	Daily	10,000	(13,547)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.50%, 01/15/2028	1 Day SOFR + 0.12%	7/22/26	Daily	15,000	(1,530)
						$ 117,527

1.	As of June 30, 2026, cash in the amount of $1,897,000 was on deposit with a broker for centrally cleared swap agreements.
2.	Portfolio receives on long positions or pays on short positions the floating rate total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

Abbreviation(s):
AUD—Australia Dollar
Bobl—Bundesobligation, the German word for federal government bond
BRL—Brazil Real
BTP—Buoni del Tesoro Poliennali (Eurex Exchange)
Buxl—Ultra Long German Bond Future
CAD—Canada Dollar
CHF—Switzerland Franc
CLO—Collateralized Loan Obligation
CNY—China Yuan Renminbi
COP—Colombia Peso
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLIM VP PIMCO Real Return Portfolio

CPI—Consumer Price Index
DAC—Designated Activity Company
DKK—Denmark Krone
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
IDR—Indonesia Rupiah
ILS—Israel Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—Korean Won
MXN—Mexico Peso
NOK—Norway Krone
NZD—New Zealand Dollar
OAT—Obligations assimilables du Trésor
PEN—Peru Nuevo Sol
PLN—Poland Zloty
REMIC—Real Estate Mortgage Investment Conduit
SGD—Singapore Dollar
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Interbank Average Rate
TBA—To Be Announced
THB—Thailand Baht
TONAR—Tokyo Overnight Average Rate
TRY—Turkish lira
TWD—Taiwan New Dollar
UKRPI—UK Retail Price Index
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
ZAR—South African Rand
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 21,619,966	$ —	$ 21,619,966
Corporate Bonds	—	5,642,778	—	5,642,778
Foreign Government Bonds	—	34,383,275	—	34,383,275
Mortgage-Backed Securities	—	29,715,171	—	29,715,171
U.S. Government & Federal Agencies	—	441,247,079	—	441,247,079
Total Long-Term Bonds	—	532,608,269	—	532,608,269
Short-Term Investment
Affiliated Investment Company	2,465,077	—	—	2,465,077
Total Investments in Securities	2,465,077	532,608,269	—	535,073,346
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	1,380,047	—	1,380,047
Futures Contracts	866,325	—	—	866,325
Interest Rate Swap Contracts	—	4,040,347	—	4,040,347
Inflation Swap Contracts	—	580,205	—	580,205
OTC Debt Total Return Swap Contracts	—	132,604	—	132,604
Total Other Financial Instruments	866,325	6,133,203	—	6,999,528
Total Investments in Securities and Other Financial Instruments	$ 3,331,402	$ 538,741,472	$ —	$ 542,072,874
Liability Valuation Inputs
Short-Term Investments Sold Short
Reverse Repurchase Agreements	$ —	$ (74,574,125)	$ —	$ (74,574,125)
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	(414,915)	—	(414,915)
Futures Contracts (b)	(903,098)	—	—	(903,098)
Written Options	—	(185,468)	—	(185,468)
Interest Rate Swap Contracts (b)	—	(474,166)	—	(474,166)
Inflation Swap Contracts (b)	—	(1,653,778)	—	(1,653,778)
OTC Debt Total Return Swap Contracts (b)	—	(15,077)	—	(15,077)
Total Other Financial Instruments	$ (903,098)	$ (2,743,404)	$ —	$ (3,646,502)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLIM VP PIMCO Real Return Portfolio

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (a)	Borrowing Date	Maturity Date	Amount Borrowed (a)	Payable for Sale-BuyBack Transactions (b)
BNP Paribas S.A.	3.72%	6/3/2026	7/2/2026	$15,443,857	$15,447,316
BNP Paribas S.A.	3.73	6/15/2026	7/7/2026	5,743,656	5,749,678
BNP Paribas S.A.	3.73	6/15/2026	7/7/2026	8,263,471	8,274,136
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	12,865,429	12,866,961
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	13,434,601	13,436,022
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	381,114	381,177
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	16,288,695	16,291,172
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	6,568,698	6,569,746
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	4,021,418	4,022,095
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	2,852,289	2,852,765
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	6,991,143	6,992,441
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	1,908,539	1,908,918
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	7,111,627	7,112,951
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	6,575,223	6,576,594
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	5,450,938	5,452,026
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	7,149,988	7,151,514
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	3,728,805	3,729,587
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	535,157	535,275
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	2,213,739	2,214,308
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	2,485,845	2,486,539
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	1,134,998	1,135,319
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	4,348,757	4,349,689
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	4,263,943	4,264,752
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	2,882,552	2,883,064
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	4,894,482	4,895,118
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	8,637,173	8,638,135
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	14,087,862	14,089,608
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	12,541,095	12,542,504
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	7,926,533	7,927,492
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	7,147,770	7,148,618
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	10,056,552	10,057,735
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	11,348,302	11,349,945
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	12,577,607	12,579,425
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	8,697,381	8,698,598
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	4,885,730	4,886,473
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	15,143,707	15,146,113
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	5,245,799	5,246,591
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	6,513,749	6,514,766
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	12,775,241	12,777,140
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	12,701,412	12,703,460
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	5,916,978	5,917,823
BNP Paribas S.A.	3.78	6/26/2026	7/2/2026	7,523,374	7,524,400
BNP Paribas S.A.	3.78	6/29/2026	7/6/2026	18,101,115	18,111,577
BNP Paribas S.A.	3.78	6/29/2026	7/6/2026	17,975,749	17,986,072
				$347,342,093	$347,425,638
(a) During the six month period ended June 30, 2026, the Portfolio’s average amount of borrowing was $54,196,722 at a weighted average interest rate of 3.78%.
(b) Payable for sale-buyback transactions includes $83,545 of deferred price drop.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $576,087,200)	$532,608,269
Investment in affiliated investment companies, at value (identified cost $2,465,077)	2,465,077
Cash	81,464
Cash denominated in foreign currencies (identified cost $1,899,554)	1,401,560
Cash collateral on deposit at broker for futures contracts	230,000
Cash collateral on deposit at broker for swap contracts	1,897,000
Receivables:
Investment securities sold	369,884,222
Interest	1,879,721
Portfolio shares sold	482,181
Variation margin on centrally cleared swap contracts	357,420
Variation margin on futures contracts	312,916
Securities lending	119
Unrealized appreciation on OTC swap contracts	132,604
Unrealized appreciation on foreign currency forward contracts	1,380,047
Other assets	3,883
Total assets	913,116,483
Liabilities
Reverse repurchase agreements, at value (amortized cost $74,574,125)	74,574,125
Written options, at value (premiums received $352,240)	185,468
Cash collateral due to broker for TBA	330,000
Cash collateral due to broker for foreign currency forward contracts	880,000
Payables:
Sale-buyback transactions	347,425,638
Investment securities purchased	92,152,523
Portfolio shares redeemed	166,027
Manager (See Note 3)	131,644
Professional fees	64,160
Distribution/Service fees (See Note 3)	62,253
Custodian	61,389
Shareholder communication	8,037
Trustees	1,202
Accrued expenses	3,771
Unrealized depreciation on OTC swap contracts	15,077
Unrealized depreciation on foreign currency forward contracts	414,915
Total liabilities	516,476,229
Net assets	$396,640,254
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$50,149
Additional paid-in-capital	507,257,613
507,307,762
Total distributable earnings (loss)	(110,667,508)
Net assets	$396,640,254
Initial Class
Net assets applicable to outstanding shares	$93,170,781
Shares of beneficial interest outstanding	11,747,022
Net asset value per share outstanding	$7.93
Service Class
Net assets applicable to outstanding shares	$303,469,473
Shares of beneficial interest outstanding	38,402,121
Net asset value per share outstanding	$7.90

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLIM VP PIMCO Real Return Portfolio

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$13,736,117
Dividends-affiliated	23,345
Securities lending, net	758
Total income	13,760,220
Expenses
Manager (See Note 3)	993,477
Interest expense (See Note 6 )	894,091
Distribution/Service—Service Class (See Note 3)	383,235
Custodian	102,847
Professional fees	83,648
Shareholder communication	19,190
Trustees	7,119
Miscellaneous	8,448
Total expenses before waiver/reimbursement	2,492,055
Expense waiver/reimbursement from Manager (See Note 3)	(154,524)
Net expenses	2,337,531
Net investment income (loss)	11,422,689
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(1,277,261)
Futures transactions	728,673
Swap transactions	1,466,247
Foreign currency transactions	(288,477)
Foreign currency forward transactions	1,060,927
Net realized gain (loss)	1,690,109
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(9,139,375)
Futures contracts	(316,112)
Swap contracts	(988,432)
Foreign currency forward contracts	1,123,743
Translation of other assets and liabilities in foreign currencies	4,279
Written option contracts	3,484
Net change in unrealized appreciation (depreciation)	(9,312,413)
Net realized and unrealized gain (loss)	(7,622,304)
Net increase (decrease) in net assets resulting from operations	$3,800,385
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$11,422,689	$16,604,722
Net realized gain (loss)	1,690,109	(2,417,578)
Net change in unrealized appreciation (depreciation)	(9,312,413)	17,372,626
Net increase (decrease) in net assets resulting from operations	3,800,385	31,559,770
Distributions to shareholders:
Initial Class	—	(4,657,955)
Service Class	—	(15,771,479)
Total distributions to shareholders	—	(20,429,434)
Capital share transactions:
Net proceeds from sales of shares	21,014,227	38,516,135
Net asset value of shares issued to shareholders in reinvestment of distributions	—	20,429,434
Cost of shares redeemed	(33,595,963)	(76,507,389)
Increase (decrease) in net assets derived from capital share transactions	(12,581,736)	(17,561,820)
Net increase (decrease) in net assets	(8,781,351)	(6,431,484)
Net Assets
Beginning of period	405,421,605	411,853,089
End of period	$396,640,254	$405,421,605
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLIM VP PIMCO Real Return Portfolio

Statement of Cash Flows
for the six-month period ended June 30, 2026 (Unaudited)
Cash Flows From (Used in) Operating Activities:
Net increase in net assets resulting from operations	$3,800,385
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Long term investments purchased	(399,253,018)
Long term investments sold	360,765,506
Purchases to cover securities sold short	580,336,500
Proceeds from securities sold short	(505,762,375)
Sale of short term investments, net	110,334,110
Purchase of affiliated investments, net	(1,969,999)
Amortization (accretion) of discount and premium, net	(10,622,431)
Increase in investment securities sold receivable	(5,916,162)
Increase in interest receivable	(367,196)
Increase in securities lending	(119)
Increase in other assets	(1,294)
Increase in unrealized appreciation for open forward foreign currency contracts	(994,727)
Increase in cash collateral due to broker for TBA	330,000
Increase in investment securities purchased payable	24,581,564
Increase in cash collateral due to broker for foreign currency forward contracts	880,000
Decrease in due to distribution/service	(5,033)
Decrease in professional fees payable	(839)
Increase in custodian payable	34,373
Increase in shareholder communication payable	7,987
Increase in due to trustees	1,202
Increase in due to manager	482
Decrease in variation margin on centrally cleared swap contracts	121,111
Increase in variation margin on futures contracts	(180,165)
Decrease in unrealized depreciation for open forward foreign currency contracts	(129,016)
Increase in accrued expenses	1,393
Increase in unrealized appreciation on OTC swap contracts	(132,604)
Decrease in unrealized depreciation on OTC swap contracts	(239,559)
Net realized loss from investments	1,277,261
Net change in unrealized appreciation (depreciation) on unaffiliated investments	9,139,375
Net change in unrealized (appreciation) depreciation on written options	(3,484)
Net cash from operating activities	166,033,228
Cash Flows From (Used in) Financing Activities:
Proceeds from shares sold	20,886,099
Payment on shares redeemed	(34,222,038)
Proceeds from reverse repurchase agreements	505,762,375
Payments on reverse repurchase agreements	(580,336,500)
Increase in due to custodian	(861)
Proceeds on sale-buyback transactions	1,064,334,897
Payments from sale-buyback transactions	(1,140,976,112)
Net cash used in financing activities	(164,552,140)
Effect of exchange rate changes on cash	(20,111)
Net increase in cash	1,460,977
Cash, restricted cash and foreign currency at beginning of period	2,149,047
Cash, restricted cash and foreign currency at end of period	$3,610,024

Supplemental Disclosure of Cash Flow Information:
The following tables provide a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of the such amounts shown on the Statement of Cash Flows:
Cash and restricted cash at beginning of period
Cash denominated in foreign currencies	$907,047
Cash collateral on deposit at broker for futures contracts	35,000
Cash collateral on deposit at broker for swap contracts	1,207,000
Total cash and restricted cash shown in the Statement of Cash Flows	$2,149,047
Cash and restricted cash at end of period
Cash	$81,464
Cash denominated in foreign currencies	1,401,560
Cash collateral on deposit at broker for futures contracts	230,000
Cash collateral on deposit at broker for swap contracts	1,897,000
Total cash and restricted cash shown in the Statement of Cash Flows	$3,610,024
Restricted cash consists of cash that has been segregated to cover the Portfolio’s collateral or margin obligations under derivative contracts. It is separately reported on the Statement of Assets and Liabilities as cash collateral on deposit at brokers.
For the six-month period ended June 30, 2026, the portfolio paid $894,091 in interest expense.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$7.85	$7.65	$7.77	$8.23	$9.92	$9.47
Net investment income (loss) (a)	0.24	0.34	0.32	0.35	0.68	0.50
Net realized and unrealized gain (loss)	(0.16)	0.29	(0.13)	(0.09)	(1.82)	—
Total from investment operations	0.08	0.63	0.19	0.26	(1.14)	0.50
Less distributions:
From net investment income	—	(0.43)	(0.31)	(0.72)	(0.55)	(0.05)
Net asset value at end of period	$7.93	$7.85	$7.65	$7.77	$8.23	$9.92
Total investment return (b)	1.11%	8.16%	2.21%	3.72%	(11.45)%	5.36%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.04%††	4.26%	4.09%	4.31%(d)	7.42%	5.20%
Net expenses (e)	0.98%††	1.09%	0.82%	0.77%(f)	0.71%	0.55%
Expenses (before waiver/reimbursement) (e)	1.06%††	1.17%	0.89%	0.84%	0.76%	0.59%
Interest expense and fees	0.45%††	0.56%	0.29%	0.25%	0.18%	0.02%
Portfolio turnover rate	71%	139%	156%	81%	71%	125%(g)
Net assets at end of period (in 000's)	$93,171	$89,751	$85,337	$134,068	$119,313	$139,038

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Without the custody fee reimbursement, net investment income (loss) would have been 4.30%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Without the custody fee reimbursement, net expenses would have been 0.78%.
(g)	The portfolio turnover rate not including mortgage dollar rolls was 42% for the year ended December 31, 2021.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLIM VP PIMCO Real Return Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$7.83	$7.63	$7.75	$8.20	$9.89	$9.44
Net investment income (loss) (a)	0.22	0.32	0.30	0.33	0.66	0.44
Net realized and unrealized gain (loss)	(0.15)	0.28	(0.14)	(0.08)	(1.82)	0.04
Total from investment operations	0.07	0.60	0.16	0.25	(1.16)	0.48
Less distributions:
From net investment income	—	(0.40)	(0.28)	(0.70)	(0.53)	(0.03)
Net asset value at end of period	$7.90	$7.83	$7.63	$7.75	$8.20	$9.89
Total investment return (b)	0.99%	7.89%	1.95%	3.46%	(11.68)%	5.12%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.66%††	4.01%	3.78%	4.04%(c)	7.27%	4.58%
Net expenses (d)	1.23%††	1.34%	1.07%	1.02%(e)	0.96%	0.80%
Expenses (before waiver/reimbursement) (d)	1.31%††	1.42%	1.14%	1.09%	1.01%	0.84%
Interest expense and fees	0.45%††	0.56%	0.29%	0.25%	0.18%	0.02%
Portfolio turnover rate	71%	139%	156%	81%	71%	125%(f)
Net assets at end of period (in 000's)	$303,469	$315,670	$326,516	$346,452	$374,580	$452,844

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Without the custody fee reimbursement, net investment income (loss) would have been 4.03%.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Without the custody fee reimbursement, net expenses would have been 1.03%.
(f)	The portfolio turnover rate not including mortgage dollar rolls was 42% for the year ended December 31, 2021.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP PIMCO Real Return Portfolio (the "Portfolio") (formerly known as NYLI VP PIMCO Real Return Portfolio), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. However, due to its principal investment strategies and investment processes, the Portfolio has historically operated as a "diversified" portfolio. Therefore, the Portfolio will not operate as "non-diversified" portfolio without first obtaining shareholder approval.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek maximum real return, consistent with preservation of real capital and prudent investment management.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation

26	NYLIM VP PIMCO Real Return Portfolio

Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. These securities are generally categorized as Level 1 (exchanged-traded) or Level 2 (OTC) in the hierarchy.
Swaps (including swaptions) are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
27

Notes to Financial Statements (Unaudited) (continued)
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represent the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.

28	NYLIM VP PIMCO Real Return Portfolio

(E) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the
Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(I) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio,
29

Notes to Financial Statements (Unaudited) (continued)
potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(J) Swap Contracts. The Portfolio may enter into credit default, interest rate, equity, index and currency exchange rate swap contracts (“swaps”). In a typical swap transaction, two parties agree to exchange the future returns (or differentials in rates of future returns) earned or realized at periodic intervals on a particular investment or instrument based on a notional principal amount. Generally, the Portfolio will enter into a swap on a net basis, which means that the two payment streams under the swap are netted, with the Portfolio receiving or paying (as the case may be) only the net amount of the two payment streams. Therefore, the Portfolio's current obligation under a swap generally will be equal to the net amount to be paid or received under the swap, based on the relative value of notional positions attributable to each counterparty to the swap. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank in accordance with the terms of the swap. Swap agreements may be privately negotiated and executed in the over-the-counter (“OTC”) market or may be executed on a multilateral or other trade facility platforms, such as a designated contract market or swap execution facility (“centrally cleared swaps”).
Certain standardized swaps, including certain credit default and interest rate swaps, are subject to mandatory clearing and exchange-trading, and more types of standardized swaps are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for exchange-traded and cleared derivatives is expected to be generally lower than for uncleared derivatives, but cleared contracts are not risk-free. In a cleared derivative transaction, the Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio's exposure to the credit risk of its original counterparty. The Portfolio will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared transaction.
Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. Any payments made or received upon entering into a swap would be amortized or accreted over the life of the swap and recorded as a realized gain or loss. Early termination of a swap is recorded as a realized gain or loss. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statement of Assets and Liabilities.
The Portfolio bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The Portfolio may be able to eliminate its exposure under a swap either by assignment or other disposition, or by entering into an offsetting swap with the same party or a similar credit-worthy party. Swaps are not actively traded on financial markets. Entering into swaps involves elements of credit, market, leverage, liquidity, operational, counterparty and legal/documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibilities that there will be no liquid market for these swaps, that the counterparty to the swaps may default on its obligation to perform or disagree as to the meaning of the contractual terms in the swaps and that there may be unfavorable changes in interest rates, the price of the index or the security underlying these transactions, among other risks.
Total Return Swaps: Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.
Inflation Swaps: Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of the Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.
Interest Rate Swaps : An interest rate swap is an agreement between two parties where one stream of future interest payments is exchanged for another based on a specified principal amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to an interest rate (most often Secured Overnight Financing Rate ("SOFR")). The Portfolio will typically use interest rate swaps to limit, or manage, its exposure to fluctuations in interest rates, or to obtain a marginally lower interest rate than it would have been able to get without the swap.
(K) Foreign Currency Forward Contracts. The Portfolio may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The

30	NYLIM VP PIMCO Real Return Portfolio

Portfolio is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Portfolio faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Portfolio. Leverage risk is the risk that a foreign currency forward contract can magnify the Portfolio's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Portfolio than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Portfolio's assets. Moreover, there may be an imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Portfolio's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(L) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(M) Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements with banks or broker/dealers, which involve the sale of a security by a Portfolio and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Portfolio continues to receive any principal and interest payments on the underlying security during the term of the agreement. These agreements involve the sale of debt securities, or obligations, held by a Portfolio, with an agreement to repurchase the obligations at an agreed-upon price, date and interest payment. The proceeds will be used to purchase other debt securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements will be utilized, when permitted by law, only when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction.
The Portfolio will invest in reverse repurchase agreements in accordance with Rule 18f-4 under the 1940 Act. The use of reverse repurchase agreements by the Portfolio creates leverage that increases the Portfolio’s investment risk. If the income and gains on securities purchased with the
31

Notes to Financial Statements (Unaudited) (continued)
proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. If the buyer of the obligation subject to the reverse repurchase agreement becomes bankrupt, realization upon the underlying securities may be delayed and there is a risk of loss due to any decline in their value. During the six month ended June 30, 2026, the Portfolio’s average amount of borrowings was $54,865,272 at a weighted average interest rate of 1.45%.
(N) Securities Sold Short.  During the six-month period ended June 30, 2026, the Portfolio engaged in sales of securities it did not own ("short sales") as part of its investment strategies. During the period a short position is open, depending on the nature and type of security, a short position is reflected as a liability and is marked to market in accordance with the valuation methodologies previously detailed (See Note 2(A)). Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the counterparty broker. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon termination of a short sale if the market price on the date the short position is closed out is less or greater, respectively, than the proceeds originally received. Any such gain or loss may be offset, completely or in part, by the change in the value of the hedged investments. Interest on short positions held is accrued daily, while dividends declared on short positions existing on the record date are recorded on the ex-dividend date as a dividend expense in the Statement of Operations. Broker fees and other expenses related to securities sold short are disclosed in the Statement of Operations. Short sales involve risk of loss in excess of the related amounts reflected in the Statement of Assets and Liabilities.
(O) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The
Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(P) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchases and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(Q) Options Contracts. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swaps, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. Entering into options contracts involves leverage risk, liquidity risk, counterparty risk, market risk, operational risk and legal risk. The Portfolio, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an

32	NYLIM VP PIMCO Real Return Portfolio

illiquid market. Writing call options involves risk of loss in excess of the related amounts reflected in the Statement of Assets and Liabilities.
The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Alternatively, purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.
The Portfolio may purchase or write foreign currency options. Purchasing a foreign currency option gives the Portfolio the right, but not the obligation, to buy or sell a specified amount of the currency at a specified rate of exchange that may be exercised on or before the option’s expiration date. Writing a foreign currency option obligates the Portfolio to buy or sell a specified amount of foreign currency at a specified rate of exchange, and such option may be exercised on or before the option’s expiration date in exchange for an option premium. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. The risks associated with writing a foreign currency put option include the risk that the Portfolio may incur a loss if the value of the referenced foreign currency decreases and the option is exercised. The risks associated with writing a foreign currency call option include the risk that if the value of the referenced foreign currency increases, and if the option is exercised, the Portfolio must either acquire the referenced foreign currency at the then higher price for delivery or, if the Portfolio already owns the referenced foreign currency, forego the opportunity for profit with respect to such foreign currency.
The Portfolio may purchase or write option on exchanged-traded futures contracts (“Futures Option”) to hedge an existing position or futures investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.
The Portfolio may purchase or write inflation-capped options to enhance returns or for hedging opportunities. An inflation-capped option pays out if inflation exceeds a certain level over a specified period of time. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.
(R) Interest Rate and Credit Default Swaptions. The Portfolio may enter into interest rate or credit default swaption agreements. A swaption is an option to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer. The credit default swaption agreement will specify whether the buyer of the swaption will be buying protection or selling protection.
(S) Sale-Buybacks.  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’ in accordance with Rule 18f-4 under the 1940 Act. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop”. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio.
(T) Treasury Inflation-Protected Securities.  The Portfolio invests in Treasury Inflation-Protected Securities (“TIPS”) which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income on the Statement of Operations. TIPS are subject to interest rate risk.
(U) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Portfolio primarily invests in high yield debt securities (commonly referred to as “junk bonds”), which are considered speculative by rating agencies because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt
33

Notes to Financial Statements (Unaudited) (continued)
securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer or guarantor may fail to pay interest and principal in a timely manner.
The Portfolio may invest in foreign debt securities, which carry certain risks in addition to the usual risks inherent in domestic debt securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(V) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels or if the Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(W) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(X) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio wrote or purchased options to enhance returns or to hedge an existing position or future investment.
The Portfolio entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
The Portfolio entered into total return swap contracts to seek to enhance returns or reduce the risk of loss by hedging certain of the Portfolio's holdings. These derivatives are not accounted for as hedging instruments.
The Portfolio utilizes interest rate and inflation swap agreements to manage its exposure to interest rate and inflation risk.
The Portfolio entered into foreign currency forward contracts to to hedge the currency exposure associated with some or all of the Portfolio's securities or as a part of an investment strategy.

34	NYLIM VP PIMCO Real Return Portfolio

Fair value of derivative instruments as of June 30, 2026:
Asset Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$—	$866,325	$866,325
OTC Swap Contracts - Unrealized appreciation on OTC swap contracts	—	132,604	132,604
Centrally Cleared Swap Contracts - Net Assets—Net unrealized appreciation on swap contracts (b)	—	4,620,552	4,620,552
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	1,380,047	—	1,380,047
Total Fair Value	$1,380,047	$5,619,481	$6,999,528

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(b)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements as reported in the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Written Options - Investments in written options, at value	$—	$(185,468)	$(185,468)
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	—	(903,098)	(903,098)
OTC Swap Contracts - Unrealized depreciation on OTC swap contracts	—	(15,077)	(15,077)
Centrally Cleared Swap Contracts - Net Assets—Net unrealized depreciation on swap contracts (b)	—	(2,127,944)	(2,127,944)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(414,915)	—	(414,915)
Total Fair Value	$(414,915)	$(3,231,587)	$(3,646,502)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(b)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements as reported in the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2026:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$728,673	$728,673
Swap Transactions	—	1,466,247	1,466,247
Forward Transactions	1,060,927	—	1,060,927
Total Net Realized Gain (Loss)	$1,060,927	$2,194,920	$3,255,847

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Written Options	$—	$3,484	$3,484
Futures Contracts	—	(316,112)	(316,112)
Swap Contracts	—	(988,432)	(988,432)
Forward Contracts	1,123,743	—	1,123,743
Total Net Change in Unrealized Appreciation (Depreciation)	$1,123,743	$(1,301,060)	$(177,317)

35

Notes to Financial Statements (Unaudited) (continued)
Average Notional Amount	Total
Written Swaptions	$(39,600,000)
Futures Contracts Long	$125,831,849
Futures Contracts Short	$(145,832,572)
Swap Contracts Long	$189,206,366
Forward Contracts Long	$37,637,073
Forward Contracts Short	$(99,409,869)
(Y) Borrowings and other financing transactions summary
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2026:
Counterparty	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure
Master Securities Forward Transaction Agreement
BNP Paribas S.A.	$(347,425,638)	$(347,425,638)	$347,342,093	$(83,545)
Deutsche Bank Securities Inc.	(74,574,125)	(74,574,125)	74,574,125	—
Total Borrowings and Other Financing Transactions	$(421,999,763)	$(421,999,763)	$421,916,218	$(83,545)
(a)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity.
Certain Transfers Accounted for as Secured Borrowings
Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Sale-Buyback Transactions
US Treasury Obligations	$—	$347,425,638	$—	$—	$347,425,638
Reverse Repurchase Agreements	—	74,574,125	—	—	74,574,125
Total Borrowings	$—	$421,999,763	$—	$—	$421,999,763
Payable for sale-buyback financing transactions					$421,999,763

Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Pacific Investment Management Company LLC (“PIMCO” or the “Subadvisor”), a registered investment adviser, serves as Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investment Management and PIMCO, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual percentage of 0.50% of the Portfolio’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.53% and 0.78%, respectively, of the Portfolio's average daily net assets. This agreement will remain in

36	NYLIM VP PIMCO Real Return Portfolio

effect until May 1, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $993,477 and waived fees and/or reimbursed expenses in the amount of $154,524 and paid the Subadvisor fees in the amount of $496,738.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$577,895,419	$791,705	$(118,187,903)	$(117,396,198)
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $24,472,218, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$3,618	$20,854
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$20,429,434
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
37

Notes to Financial Statements (Unaudited) (continued)
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of U.S. government securities were $6,225 and $6,090, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $393,028 and $354,676, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	650,381	$5,155,513
Shares redeemed	(338,115)	(2,675,681)
Net increase (decrease)	312,266	$2,479,832
Year ended December 31, 2025:
Shares sold	907,851	$7,202,741
Shares issued to shareholders in reinvestment of distributions	593,733	4,657,955
Shares redeemed	(1,223,606)	(9,681,724)
Net increase (decrease)	277,978	$2,178,972

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	2,009,501	$15,858,714
Shares redeemed	(3,922,132)	(30,920,282)
Net increase (decrease)	(1,912,631)	$(15,061,568)
Year ended December 31, 2025:
Shares sold	3,937,917	$31,313,394
Shares issued to shareholders in reinvestment of distributions	2,014,083	15,771,479
Shares redeemed	(8,433,074)	(66,825,665)
Net increase (decrease)	(2,481,074)	$(19,740,792)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

38	NYLIM VP PIMCO Real Return Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
39

NYLIM VP Floating Rate Portfolio
(formerly known as NYLI VP Floating Rate Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.2%
Asset-Backed Securities 3.5%
Other Asset-Backed Securities 3.5%
720 East CLO IV Ltd.
Series 2024-1A, Class D1R
6.572% (3 Month SOFR + 2.90%), due 7/15/39 (a)(b)	$ 1,000,000	$ 1,000,132
720 East CLO VI Ltd. (a)(b)
Series 2024-3A, Class B
5.325% (3 Month SOFR + 1.65%), due 1/20/38	694,433	695,822
Series 2024-3A, Class D2
7.775% (3 Month SOFR + 4.10%), due 1/20/38	1,250,000	1,239,061
720 East CLO VIII Ltd.
Series 2025-8A, Class D1
6.475% (3 Month SOFR + 2.80%), due 7/20/38 (a)(b)	2,000,000	1,989,350
AGL CLO 44 Ltd.
Series 2025-44A, Class D1
6.164% (3 Month SOFR + 2.50%), due 10/22/37 (a)(b)	1,500,000	1,497,371
AIMCO CLO 16 Ltd.
Series 2021-16A, Class D2R
7.88% (3 Month SOFR + 4.20%), due 7/17/37 (a)(b)	1,937,500	1,937,500
AIMCO CLO 20 Ltd.
Series 2023-20A, Class D1R
6.28% (3 Month SOFR + 2.60%), due 10/16/38 (a)(b)	3,000,000	3,001,227
AIMCO CLO 27 Ltd.
Series 2026-27A, Class D1
6.331% (3 Month SOFR + 2.65%), due 4/20/39 (a)(b)	1,000,000	1,003,010
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class C1R
7.417% (3 Month SOFR + 3.75%), due 4/25/38 (a)(b)	2,000,000	2,003,770
Benefit Street Partners CLO 47 Ltd.
Series 2026-47A, Class D1
5.971% (3 Month SOFR + 2.30%), due 4/15/39 (a)(b)	3,250,000	3,242,892
CIFC Funding Ltd.
Series 2022-3A, Class DR
6.422% (3 Month SOFR + 2.75%), due 4/21/35 (a)(b)	4,000,000	4,001,636
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Elmwood CLO 35 Ltd. (a)(b)
Series 2024-11A, Class B
5.325% (3 Month SOFR + 1.65%), due 10/18/37	$ 1,000,000	$ 1,001,277
Series 2024-11A, Class D2
7.675% (3 Month SOFR + 4.00%), due 10/18/37	600,000	598,130
Elmwood CLO 45 Ltd.
Series 2025-8A, Class D
6.28% (3 Month SOFR + 2.60%), due 10/17/38 (a)(b)	2,500,000	2,504,365
Empower CLO Ltd. (a)(b)
Series 2023-2A, Class BR
5.373% (3 Month SOFR + 1.70%), due 10/15/38	1,250,000	1,254,688
Series 2022-1A, Class BR
5.425% (3 Month SOFR + 1.75%), due 10/20/37	1,250,000	1,252,669
Series 2023-2A, Class D1R
6.473% (3 Month SOFR + 2.80%), due 10/15/38	1,250,000	1,244,006
Series 2022-1A, Class D1R
6.675% (3 Month SOFR + 3.00%), due 10/20/37	1,250,000	1,245,245
Magnetite XXIII Ltd.
Series 2019-23A, Class DR2
5.917% (3 Month SOFR + 2.25%), due 1/25/35 (a)(b)	3,000,000	2,976,534
Palmer Square CLO Ltd. (a)(b)
Series 2026-1A, Class D
6.024% (3 Month SOFR + 2.35%), due 4/20/39	2,000,000	2,000,236
Series 2022-2A, Class D1R
6.675% (3 Month SOFR + 3.00%), due 7/20/37	625,000	625,142
Series 2022-2A, Class D2R
7.875% (3 Month SOFR + 4.20%), due 7/20/37	625,000	620,416
Palmer Square Loan Funding Ltd.
Series 2025-3A, Class C
6.11% (3 Month SOFR + 2.40%), due 1/15/34 (a)(b)	1,500,000	1,454,984
Texas Debt Capital CLO Ltd.
Series 2023-1A, Class D1R
6.425% (3 Month SOFR + 2.75%), due 7/20/38 (a)(b)	1,500,000	1,504,084
Total Asset-Backed Securities (Cost $39,981,946)		39,893,547

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds 6.0%
Aerospace & Defense 0.0% ‡
TransDigm, Inc.
6.75%, due 1/31/34 (a)	$ 250,000	$ 256,427
Airlines 0.3%
JetBlue Airways Corp.
9.875%, due 9/20/31 (a)	2,200,000	1,992,568
United Airlines, Inc.
4.625%, due 4/15/29 (a)	600,000	591,682
VistaJet Malta Finance plc
9.50%, due 6/1/28 (a)	1,000,000	1,012,339
		3,596,589
Auto Manufacturers 0.2%
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,055,000
Auto Parts & Equipment 0.1%
Adient Global Holdings Ltd.
7.50%, due 2/15/33 (a)	1,100,000	1,134,729
American Axle & Manufacturing, Inc.
6.875%, due 7/1/28	312,000	312,634
		1,447,363
Building Materials 0.2%
CP Atlas Buyer, Inc.
9.75%, due 7/15/30 (a)	1,800,000	1,728,312
Wilsonart LLC
11.00%, due 8/15/32 (a)	500,000	405,069
		2,133,381
Chemicals 0.2%
ASP Unifrax Holdings, Inc.
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29 (a)(c)	252,174	458
NOVA Chemicals Corp.
7.00%, due 12/1/31 (a)	1,950,000	2,049,064
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	300,000	281,967
		2,331,489
Commercial Services 0.3%
Champions Financing, Inc.
8.75%, due 2/15/29 (a)	350,000	340,399
Clarivate Science Holdings Corp.
4.875%, due 7/1/29 (a)	300,000	268,472
ION Platform Finance US, Inc.
7.875%, due 9/30/32 (a)	2,700,000	1,956,272
	Principal Amount	Value

Commercial Services (continued)
WEX, Inc.
6.50%, due 3/15/33 (a)	$ 400,000	$ 398,276
		2,963,419
Computers 0.0% ‡
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	340,000	350,191
Distribution & Wholesale 0.2%
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	2,380,000	2,350,450
Diversified Financial Services 0.5%
Azorra Finance Ltd.
7.75%, due 4/15/30 (a)	1,250,000	1,296,527
Focus Financial Partners LLC
6.75%, due 9/15/31 (a)	1,500,000	1,509,327
GGAM Finance Ltd. (a)
6.875%, due 4/15/29	560,000	572,210
8.00%, due 2/15/27	750,000	751,717
TrueNoord Capital DAC
8.75%, due 3/1/30 (a)	1,000,000	1,036,695
		5,166,476
Electric 0.2%
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,498,944
XPLR Infrastructure Operating Partners LP
8.625%, due 3/15/33 (a)	700,000	750,654
		2,249,598
Entertainment 0.1%
Great Canadian Gaming Corp.
8.75%, due 11/15/29 (a)	1,000,000	1,000,488
Food 0.0% ‡
US Foods, Inc.
7.25%, due 1/15/32 (a)	250,000	259,429
Forest Products & Paper 0.1%
Magnera Corp.
7.25%, due 11/15/31 (a)	750,000	732,188
Healthcare-Products 0.1%
Embecta Corp.
6.75%, due 2/15/30 (a)	1,500,000	1,215,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP Floating Rate Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Products (continued)
Medline Borrower LP
5.25%, due 10/1/29 (a)	$ 200,000	$ 198,778
		1,413,778
Healthcare-Services 0.2%
Concentra Health Services, Inc.
6.875%, due 7/15/32 (a)	1,000,000	1,035,135
LifePoint Health, Inc. (a)
8.375%, due 2/15/32	750,000	780,639
10.00%, due 6/1/32	1,000,000	998,312
		2,814,086
Housewares 0.2%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	2,500,000	2,611,920
Insurance 0.3%
Acrisure LLC (a)
8.25%, due 2/1/29	550,000	517,673
8.50%, due 6/15/29	1,050,000	987,216
CRC Insurance Group LLC
7.125%, due 6/1/31 (a)	2,000,000	1,993,622
		3,498,511
Internet 0.1%
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	560,000	561,690
Lodging 0.0% ‡
Boyd Gaming Corp.
4.75%, due 12/1/27	400,000	398,647
Machinery-Diversified 0.0% ‡
GrafTech Finance, Inc.
4.625%, due 12/23/29 (a)	220,000	139,817
Media 0.3%
Gray Media, Inc.
10.50%, due 7/15/29 (a)	936,000	988,034
Univision Communications, Inc.
8.50%, due 7/31/31 (a)	1,750,000	1,757,573
VZ Secured Financing BV
7.50%, due 1/15/33 (a)	700,000	669,771
		3,415,378
	Principal Amount	Value

Mining 0.1%
Novelis Corp.
6.875%, due 1/30/30 (a)	$ 1,530,000	$ 1,568,524
Miscellaneous—Manufacturing 0.1%
GrafTech Global Enterprises, Inc.
9.875%, due 12/23/29 (a)	900,000	661,500
Oil & Gas 0.3%
SM Energy Co. (a)
6.75%, due 8/1/29	900,000	916,397
7.00%, due 8/1/32	900,000	908,291
8.625%, due 11/1/30	1,130,000	1,186,745
		3,011,433
Oil & Gas Services 0.1%
Star Holding LLC
8.75%, due 8/1/31 (a)	1,250,000	1,252,890
Packaging & Containers 0.3%
Clydesdale Acquisition Holdings, Inc. (a)
6.75%, due 4/15/32	600,000	582,363
6.875%, due 1/15/30	714,000	711,343
8.75%, due 4/15/30	100,000	98,641
LABL, Inc.
8.625%, due 10/1/31 (a)(d)(e)	2,000,000	887,500
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	790,000	791,016
		3,070,863
Pharmaceuticals 0.1%
1261229 B.C. Ltd.
10.00%, due 4/15/32 (a)	350,000	354,493
Endo Finance Holdings LP
8.50%, due 4/15/31 (a)	863,000	907,194
		1,261,687
Pipelines 0.1%
Global Partners LP
8.25%, due 1/15/32 (a)	400,000	418,936
NGL Energy Operating LLC
8.125%, due 2/15/29 (a)	500,000	517,536
		936,472
Real Estate Investment Trusts 0.1%
Iron Mountain, Inc.
5.00%, due 7/15/28 (a)	350,000	348,650
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
RHP Hotel Properties LP
7.25%, due 7/15/28 (a)	$ 900,000	$ 917,797
		1,266,447
Retail 0.3%
1011778 B.C. Unlimited Liability Co.
4.00%, due 10/15/30 (a)	1,040,000	981,811
Global Auto Holdings Ltd.
8.375%, due 1/15/29 (a)	1,500,000	1,477,500
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	1,000,000	722,691
		3,182,002
Software 0.4%
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	1,330,000	1,246,536
CoreWeave, Inc. (a)
9.25%, due 6/1/30	1,000,000	1,006,495
9.75%, due 10/1/31	900,000	898,015
Rocket Software, Inc.
9.00%, due 11/28/28 (a)	1,500,000	1,491,040
		4,642,086
Telecommunications 0.3%
Altice France SA
6.50%, due 10/15/31 (a)	1,500,000	1,453,371
Zegona Finance plc
8.625%, due 7/15/29 (a)	1,800,000	1,879,756
		3,333,127
Transportation 0.1%
Stonepeak Nile Parent LLC
7.25%, due 3/15/32 (a)	830,000	859,494
Trucking & Leasing 0.1%
FTAI Aviation Investors LLC
7.00%, due 6/15/32 (a)	1,150,000	1,187,668
Total Corporate Bonds (Cost $70,484,184)		67,980,508
Loan Assignments 87.7%
Aerospace & Defense 3.7%
AAdvantage Loyalty IP Ltd.
First Lien 2025 Incremental Term Loan
6.425% (3 Month SOFR + 2.75%), due 5/28/32 (b)	2,178,000	2,178,000
	Principal Amount	Value

Aerospace & Defense (continued)
Arcline FM Holdings LLC
First Lien 2025-1 New Term Loan
6.596% (3 Month SOFR + 2.75%), due 6/24/30 (b)	$ 3,210,577	$ 3,218,604
Asplundh Tree Expert LLC
First Lien 2021 Refinancing Term Loan
5.502%, due 9/6/27	2,437,519	2,433,165
Chromalloy Corp.
First Lien Term Loan
6.932% (3 Month SOFR + 3.25%), due 3/27/31 (b)	4,936,023	4,954,533
Cobham Ultra SeniorCo SARL
First Lien USD Facility Term Loan B
7.791% (6 Month SOFR + 3.75%), due 8/3/29 (b)	1,458,392	1,462,038
Dynasty Acquisition Co., Inc. (b)
First Lien Initial Term Loan B1
5.644% (1 Month SOFR + 2.00%), due 10/31/31	369,617	370,224
First Lien Initial Term Loan B2
5.644% (1 Month SOFR + 2.00%), due 10/31/31	140,591	140,811
Engineering Research and Consulting LLC
First Lien Term Loan B
8.732% (3 Month SOFR + 5.00%), due 8/15/31 (b)	2,563,469	2,146,905
Galileo Parent, Inc.
First Lien Initial Term Loan
8.118% (6 Month SOFR + 4.50%), due 3/3/33 (b)	2,500,000	2,502,500
Goat Holdco LLC
First Lien Term Loan B
6.144% (1 Month SOFR + 2.50%), due 1/27/32 (b)	3,924,137	3,917,595
Kaman Corp.
First Lien 2026-1 New Term Loan
5.67% (3 Month SOFR + 2.00%), due 2/26/32 (b)	597,546	596,202
PAC DAC LLC
First Lien Term Loan B
6.913% (3 Month SOFR + 3.25%), due 10/28/30 (b)	2,992,500	2,968,186
TransDigm, Inc. (b)
First Lien Tranche Term Loan K
5.894% (1 Month SOFR + 2.25%), due 3/22/30	9,443,840	9,444,076

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Aerospace & Defense (continued)
TransDigm, Inc. (b) (continued)
First Lien Term Loan N
6.12% (1 Month SOFR + 2.50%), due 2/14/33	$ 600,000	$ 599,963
First Lien Tranche Term Loan L
6.144% (1 Month SOFR + 2.50%), due 1/19/32	982,500	982,582
Vista Management Holding, Inc.
First Lien Initial Term Loan
7.442% (3 Month SOFR + 3.75%), due 4/1/31 (b)	3,959,692	3,971,571
		41,886,955
Animal Food 0.2%
Alltech, Inc.
First Lien Term Loan B2
8.008% (1 Month SOFR + 4.25%), due 8/13/30 (b)	2,189,085	2,187,262
Automobile 3.5%
American Auto Auction Group LLC
First Lien Refinancing Term Loan
8.232% (3 Month SOFR + 4.50%), due 5/28/32 (b)	3,183,487	3,177,801
American Axle & Manufacturing, Inc.
First Lien Tranche Term Loan C
6.915% (3 Month SOFR + 3.25%), due 2/3/33 (b)	1,471,275	1,470,050
Autokiniton US Holdings, Inc.
First Lien Term Loan B
7.758% (1 Month SOFR + 4.00%), due 4/6/28 (b)	1,894,917	1,886,627
Clarios Global LP (b)
First Lien 2024 Dollar Term Loan
6.144% (1 Month SOFR + 2.50%), due 5/6/30	1,940,514	1,939,704
First Lien Amendment No. 7 Dollar Term Loan
6.144% (1 Month SOFR + 2.50%), due 1/28/32	4,975,000	4,973,448
Gates Corp.
First Lien Initial Dollar Term Loan B5
5.394% (1 Month SOFR + 1.75%), due 6/4/31 (b)	3,426,313	3,420,601
Gates Global LLC
First Lien Initial Dollar Term Loan B4
5.394% (1 Month SOFR + 1.75%), due 11/16/29 (b)	1,577,174	1,575,466
	Principal Amount	Value

Automobile (continued)
LSF12 Helix Parent LLC
First Lien Term Loan B
7.144% (1 Month SOFR + 3.50%), due 2/10/33 (b)	$ 3,882,334	$ 3,806,073
Mavis Tire Express Services Topco Corp.
First Lien 2025 Incremental Term Loan
6.669% (6 Month SOFR + 3.00%), due 5/4/28 (b)	5,988,552	5,975,078
OPENLANE, Inc.
First Lien 2025 Incremental Term Loan
6.148% (3 Month SOFR + 2.50%), due 10/8/32 (b)	2,985,000	2,986,866
Stonepeak Nile Parent LLC
First Lien Amendment No. 3 Term Loan
5.657% (3 Month SOFR + 2.00%), due 4/9/32 (b)	4,885,625	4,866,542
Wand NewCo 3, Inc.
First Lien Initial Term Loan
6.144% (1 Month SOFR + 2.50%), due 1/30/31 (b)	4,081,115	4,074,789
		40,153,045
Banking 0.6%
Jane Street Group LLC
First Lien Extended Term Loan
5.666% (3 Month SOFR + 2.00%), due 12/15/31 (b)	6,451,625	6,388,006
Beverage, Food & Tobacco 2.6%
CHG PPC Parent LLC
First Lien 2021-1 US Term Loan
6.758% (1 Month SOFR + 3.00%), due 12/8/28 (b)	3,226,966	3,228,311
Chobani LLC
First Lien Closing Date Term Loan
5.894% (1 Month SOFR + 2.25%), due 10/28/32 (b)	2,992,500	2,997,737
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
7.375% (1 Month SOFR + 3.75%), due 12/9/31 (b)	2,625,000	2,506,875
Froneri International Ltd.
First Lien Facility Term Loan B4
5.877% (6 Month SOFR + 2.25%), due 9/30/31 (b)	1,407,668	1,396,231
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Beverage, Food & Tobacco (continued)
Froneri US, Inc.
First Lien Facility Term Loan B6
6.127% (6 Month SOFR + 2.50%), due 9/30/32 (b)	$ 2,992,500	$ 2,968,904
Naked Juice LLC (b)
First Lien Second Out Term Loan
7.05% (3 Month SOFR + 3.25%), due 1/24/29	1,275,237	842,719
First Lien First Out Term Loan
9.20% (3 Month SOFR + 5.50%), due 1/24/29	1,547,856	1,565,996
Pegasus Bidco BV
First Lien 2026-1 Dollar Term Loan
6.241% (1 Year SOFR + 2.50%), due 7/12/32 (b)	3,533,683	3,529,266
Primo Brands Corp.
First Lien 2026 Refinancing Term Loan
6.482% (3 Month SOFR + 2.75%), due 3/31/31 (b)	4,666,667	4,684,652
Sazerac Co., Inc.
First Lien Term Loan B2
5.63% (1 Month SOFR + 2.00%), due 7/9/32 (b)	1,246,875	1,244,104
TreeHouse Foods, Inc.
First Lien Initial Term Loan
7.894% (1 Month SOFR + 4.25%), due 2/11/33 (b)	4,000,000	4,007,224
		28,972,019
Broadcasting & Entertainment 1.8%
Altice France SA
First Lien USD Term Loan B14
10.548% (3 Month SOFR + 6.875%), due 5/30/31 (b)	2,226,313	2,268,057
Charter Communications Operating LLC
First Lien Term Loan B5
5.942% (3 Month SOFR + 2.25%), due 12/15/31 (b)	3,462,362	3,406,964
CMG Media Corp.
First Lien Facility Term Loan
7.332% (3 Month SOFR + 3.50%), due 6/18/29 (b)	1,702,487	1,536,140
Creative Artists Agency LLC
First Lien Term Loan
6.144% (1 Month SOFR + 2.50%), due 10/1/31 (b)	5,272,635	5,265,101
	Principal Amount	Value

Broadcasting & Entertainment (continued)
Gray Media, Inc.
First Lien Term Loan D
6.735% (1 Month SOFR + 3.00%), due 12/1/28 (b)	$ 828,624	$ 827,459
Univision Communications, Inc. (b)
First Lien Initial Term Loan
7.008% (1 Month SOFR + 3.25%), due 1/31/29	3,955,703	3,923,562
First Lien 2024 Replacement Term Loan
7.258% (1 Month SOFR + 3.50%), due 1/23/29	2,456,140	2,451,024
First Lien 2022 Incremental Term Loan
7.982% (3 Month SOFR + 4.25%), due 6/25/29	648,000	646,650
		20,324,957
Buildings & Real Estate 1.4%
Allspring Buyer LLC
First Lien 2024 Specified Refinancing Term Loan
6.75% (3 Month SOFR + 3.00%), due 11/1/30 (b)	2,131,750	2,136,747
Core & Main LP (b)
First Lien Term Loan B
5.634% (1 Year SOFR + 1.75%), due 7/1/33	2,500,000	2,496,875
First Lien Tranche Term Loan D
5.656% (3 Month SOFR + 2.00%), due 7/27/28	1,089,167	1,088,486
Cornerstone Building Brands, Inc. (b)
First Lien New Term Loan B
7.014% (3 Month SOFR + 3.25%), due 4/12/28	418,785	254,587
First Lien Initial Term Loan
9.289% (3 Month SOFR + 5.625%), due 8/1/28	1,158,000	665,850
Cushman & Wakefield US Borrower LLC
First Lien 2025-3 Term Loan
6.144% (1 Month SOFR + 2.50%), due 1/31/30 (b)	1,284,414	1,282,273
LSF12 Crown US Commercial Bidco LLC
First Lien 2026 Refinancing Term Loan
6.62% (1 Month SOFR + 3.00%), due 12/2/31 (b)	4,633,403	4,643,054
WEC US Holdings, Inc.
First Lien Initial Term Loan
5.62% (1 Month SOFR + 2.00%), due 1/27/31 (b)	1,470,020	1,469,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Buildings & Real Estate (continued)
Wilsonart LLC
First Lien Initial Term Loan
7.982% (3 Month SOFR + 4.25%), due 8/5/31 (b)	$ 1,432,588	$ 1,290,352
		15,327,224
Capital Equipment 1.3%
Discovery Energy Holding Corp.
First Lien 2026 Dollar Term Loan
6.732% (3 Month SOFR + 3.00%), due 5/1/31 (b)	4,465,011	4,467,801
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
5.894% (1 Month SOFR + 2.25%), due 8/4/31 (b)	2,466,306	2,463,532
MIWD Holdco II LLC
First Lien 2024 Incremental Term Loan
6.394% (1 Month SOFR + 2.75%), due 3/28/31 (b)	2,046,849	2,020,533
Resilience Parent LLC
First Lien Initial Term Loan
6.232% (1 Month SOFR + 2.50%), due 2/28/33 (b)	3,500,000	3,491,687
TK Elevator Midco GmbH
First Lien Facility Term Loan B2
6.48% (3 Month SOFR + 2.75%), due 4/30/30 (b)	1,875,000	1,882,367
		14,325,920
Cargo Transport 0.2%
Pods LLC
First Lien Initial Term Loan
8.125% (1 Month SOFR + 4.50%), due 5/14/31 (b)	1,500,000	1,455,000
Venture Global Calcasieu Pass LLC
First Lien Initial Term Loan
6.954% (6 Month SOFR + 3.25%), due 4/11/33 (b)	1,250,000	1,252,344
		2,707,344
Chemicals, Plastics & Rubber 5.4%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
7.766% (3 Month SOFR + 4.00%), due 11/24/27	505,454	458,700
First Lien 2022 Incremental Term Loan
8.416% (3 Month SOFR + 4.75%), due 11/24/27	1,447,500	1,313,606
	Principal Amount	Value

Chemicals, Plastics & Rubber (continued)
Bakelite US Holdco, Inc.
First Lien Initial Term Loan
7.482% (3 Month SOFR + 3.75%), due 12/23/31 (b)	$ 2,191,433	$ 2,183,215
Bond US Bidco 1, Inc.
First Lien Term Loan B
7.43% (1 Year SOFR + 3.50%), due 6/29/33 (b)	1,000,000	1,002,500
Clydesdale Acquisition Holdings, Inc. (b)
First Lien Term Loan B
6.819% (1 Month SOFR + 3.175%), due 4/13/29	4,440,000	4,355,085
First Lien 2025 Incremental Closing Date Term Loan B
6.894% (1 Month SOFR + 3.25%), due 4/1/32	2,013,889	1,927,795
Fortis 333, Inc.
First Lien Dollar Term Loan B
6.982% (3 Month SOFR + 3.25%), due 3/29/32 (b)	907,035	904,012
INEOS US Finance LLC
First Lien 2030 Dollar Term Loan
6.894% (1 Month SOFR + 3.25%), due 2/18/30 (b)	2,358,977	2,164,361
INEOS US Petrochem LLC (b)
First Lien 2030 Dollar Tranche Term Loan B
7.494% (1 Month SOFR + 3.75%), due 3/14/30	965,101	810,082
First Lien New Term Loan B1
7.994% (1 Month SOFR + 4.25%), due 4/2/29	1,853,682	1,624,289
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.008% (1 Month SOFR + 4.25%), due 3/16/29 (b)	2,790,498	2,671,901
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
5.87% (1 Month SOFR + 2.25%), due 5/5/28 (b)	2,531,909	2,537,449
Koppers, Inc.
First Lien 2023 Term Loan B2
6.15% (1 Month SOFR + 2.50%), due 4/10/30 (b)	3,395,937	3,398,766
Lonza Group AG
First Lien USD Facility Term Loan B
7.757% (3 Month SOFR + 3.925%), due 7/3/28 (b)	2,096,977	1,981,643
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Chemicals, Plastics & Rubber (continued)
Magnera Corp.
First Lien Term Loan
7.894% (1 Month SOFR + 4.25%), due 11/4/31 (b)	$ 5,098,442	$ 5,066,577
Nouryon Finance BV (b)
First Lien November 2024 Dollar Term Loan B2
6.937% (6 Month SOFR + 3.25%), due 4/3/28	1,218,961	1,216,929
First Lien November 2024 Dollar Term Loan B1
6.938% (6 Month SOFR + 3.25%), due 4/3/28	2,243,469	2,239,729
Olympus Water US Holding Corp.
First Lien Dollar Term Loan B6
6.70% (3 Month SOFR + 3.00%), due 6/23/31 (b)	2,128,849	2,123,822
OQ Chemicals International Holding GmbH
First Lien Tranche Term Loan B2
8.524% (3 Month SOFR + 4.75%), due 4/8/31 (b)	1,736,417	1,112,988
Pasadena Performance Products LLC
First Lien 2025-1 Reprising Term Loan
6.982% (3 Month SOFR + 3.25%), due 2/27/32 (b)	1,607,591	1,607,591
Prestige Brands, Inc.
First Lien Term Loan B
5.621% (1 Month SOFR + 2.00%), due 6/13/33 (b)	2,866,667	2,868,817
SCIH Salt Holdings, Inc.
First Lien Term Loan B1
6.35% (6 Month SOFR + 2.75%), due 1/31/29 (b)	7,062,224	7,067,006
Sparta US HoldCo LLC
First Lien Term Loan
6.657% (3 Month SOFR + 3.00%), due 8/2/30 (b)	857,247	851,277
TricorBraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
6.894% (1 Month SOFR + 3.25%), due 3/3/31 (b)	3,968,777	3,704,357
Tronox Finance LLC
First Lien 2024 Term Loan B
6.144% (1 Month SOFR + 2.50%), due 9/30/31 (b)	1,204,074	982,324
Windsor Holdings III LLC
First Lien 2025 Refinancing Term Loan B
6.394% (1 Month SOFR + 2.75%), due 8/1/30 (b)	3,423,039	3,420,188
	Principal Amount	Value

Chemicals, Plastics & Rubber (continued)
WR Grace Holdings LLC
First Lien Term Loan B1
6.732% (3 Month SOFR + 3.00%), due 8/19/32 (b)	$ 1,371,217	$ 1,366,075
		60,961,084
Commercial Services 0.5%
Champions Financing, Inc.
First Lien Initial Term Loan
8.416% (3 Month SOFR + 4.75%), due 2/6/29 (b)	984,962	917,520
Prime Security Services Borrower LLC (b)
First Lien 2025 Incremental Term Loan B2
5.369% (1 Month SOFR + 1.75%), due 3/8/32	1,421,393	1,398,739
First Lien 2024-1 Refinancing Term Loan B1
5.619% (1 Month SOFR + 2.00%), due 10/15/30	3,090,336	3,068,877
		5,385,136
Construction & Buildings 0.4%
CoorsTek, Inc.
First Lien Term Loan B
6.342% (1 Year SOFR + 2.50%), due 10/28/32 (b)	3,990,000	3,985,013
Star Holding LLC
First Lien Term Loan B
8.144% (1 Month SOFR + 4.50%), due 7/31/31 (b)	919,333	917,954
		4,902,967
Consumer Durables 0.2%
SWF Holdings I Corp. (b)
First Lien Delayed Draw Term Loan
8.144% (1 Month SOFR + 4.50%), due 12/19/29	1,428,571	1,413,571
First Lien Tranche Term Loan A1
8.144% (1 Month SOFR + 4.50%), due 12/19/29	1,071,429	1,060,179
		2,473,750
Containers, Packaging & Glass 1.7%
Alliance Laundry Systems LLC
First Lien Initial Term Loan B
5.87% (1 Month SOFR + 2.25%), due 8/19/31 (b)	1,053,356	1,053,137

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Containers, Packaging & Glass (continued)
Charter Next Generation, Inc.
First Lien Initial Term Loan
6.114% (1 Month SOFR + 2.50%), due 11/29/30 (b)	$ 3,732,108	$ 3,728,999
Graham Packaging Co., Inc.
First Lien Initial Term Loan
5.894% (1 Month SOFR + 2.25%), due 1/26/33 (b)	3,714,286	3,715,129
Owens-Brockway Glass Container, Inc.
First Lien Tranche Term Loan B1
6.644% (1 Month SOFR + 3.00%), due 9/30/32 (b)	1,534,615	1,520,228
ProAmpac PG Borrower LLC
First Lien Initial USD Term Loan 7.663% - 7.666%
(3 Month SOFR + 4.00%), due 3/7/33 (b)	5,584,511	5,483,990
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
8.175% (3 Month SOFR + 4.25%), due 7/7/28 (b)	2,224,519	950,982
Trident TPI Holdings, Inc.
First Lien Tranche Term Loan B7
7.482% (3 Month SOFR + 3.75%), due 9/15/28 (b)	3,486,727	3,336,798
		19,789,263
Diversified/Conglomerate Manufacturing 1.4%
Allied Universal Holdco LLC
First Lien Amendment No. 7 Replacement US Dollar Term Loan
6.894% (1 Month SOFR + 3.25%), due 8/20/32 (b)	7,046,750	7,044,720
Filtration Group Corp.
First Lien 2025 Incremental Dollar Term Loan B
6.144% (1 Month SOFR + 2.50%), due 10/23/28 (b)	1,974,210	1,974,210
Iron Mountain, Inc.
First Lien Amendment No. 1 Incremental Term Loan
5.644% (1 Month SOFR + 2.00%), due 1/31/31 (b)	1,722,480	1,717,636
Quikrete Holdings, Inc.
First Lien Term Loan B1
5.894% (1 Month SOFR + 2.25%), due 4/14/31 (b)	5,102,020	5,096,689
		15,833,255
	Principal Amount	Value

Diversified/Conglomerate Service 0.9%
Genesys Cloud Services, Inc.
First Lien 2025 Dollar Term Loan
6.144% (1 Month SOFR + 2.50%), due 1/30/32 (b)	$ 5,925,000	$ 5,661,669
MKS Instruments, Inc.
First Lien 2026-1 Dollar Term Loan B
5.364% (1 Month SOFR + 1.75%), due 2/4/33 (b)	1,558,604	1,560,553
TruGreen LP
First Lien Term Loan B
7.766% (3 Month SOFR + 4.00%), due 11/2/27 (b)	2,582,996	2,482,905
		9,705,127
Ecological 0.4%
Discovery Purchaser Corp.
First Lien Term Loan
7.414% (3 Month SOFR + 3.75%), due 10/4/29 (b)	1,975,125	1,964,941
GFL Environmental Services, Inc.
First Lien Initial Term Loan
6.156% (3 Month SOFR + 2.50%), due 3/3/32 (b)	2,537,250	2,530,907
		4,495,848
Electronics 4.4%
Camelot US Acquisition LLC (b)
First Lien Incremental Term Loan B
6.394% (1 Month SOFR + 2.75%), due 1/31/31	3,640,158	3,336,660
First Lien Incremental Term Loan
6.894% (1 Month SOFR + 3.25%), due 1/31/31	1,500,000	1,380,000
Castle US Holding Corp. (b)
First Lien Second Out Dollar Term Loan B1
8.008% (1 Month SOFR + 4.25%), due 5/31/30	239,407	113,519
First Lien Second Out Dollar Term Loan B2
8.427% (3 Month SOFR + 4.50%), due 5/31/30	1,507,275	704,651
First Lien Initial First Out Dollar Term Loan
8.732% (1.00% PIK) (1 Month SOFR + 5.00%), due 4/29/30 (c)	979,049	976,873
CoreLogic, Inc.
First Lien Initial Term Loan
7.258% (1 Month SOFR + 3.50%), due 6/2/28 (b)	6,240,096	6,151,693
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Electronics (continued)
Eagle Parent Corp.
First Lien Initial Term Loan
7.95% (3 Month SOFR + 4.25%), due 4/2/29 (b)	$ 2,704,545	$ 2,715,171
Epicor Software Corp.
First Lien Term Loan E
6.394% (1 Month SOFR + 2.75%), due 5/30/31 (b)	5,099,157	4,849,156
Gainwell Acquisition Corp.
First Lien Term Loan B
7.80% (3 Month SOFR + 4.00%), due 10/1/27 (b)	2,482,985	2,444,498
MH Sub I LLC (b)
First Lien Term Loan
7.894% (1 Month SOFR + 4.25%), due 5/3/28	1,345,876	1,301,655
First Lien 2024 December New Term Loan
7.894% (1 Month SOFR + 4.25%), due 12/31/31	938,225	808,549
Project Alpha Intermediate Holding, Inc.
First Lien Second Amendment Refinancing Term Loan
6.982% (3 Month SOFR + 3.25%), due 10/28/30 (b)	4,417,756	3,182,361
Proofpoint, Inc.
First Lien 2024 Refinancing Term Loan
6.732% (3 Month SOFR + 3.00%), due 8/31/28 (b)	6,550,923	6,287,976
Rocket Software, Inc.
First Lien Term Loan
7.394% (1 Month SOFR + 3.75%), due 11/28/28 (b)	5,701,384	5,398,498
Sharp Services LLC
First Lien New Term Loan E
6.732% (3 Month SOFR + 3.00%), due 9/29/32 (b)	3,909,906	3,917,237
SS&C Technologies, Inc.
First Lien Term Loan B8
5.62% (1 Month SOFR + 2.00%), due 5/9/31 (b)	4,935,035	4,924,795
Tempo Acquisition LLC
First Lien Seventh Incremental Term Loan
5.394% (1 Month SOFR + 1.75%), due 8/31/28 (b)	1,994,950	1,669,773
		50,163,065
	Principal Amount	Value

Energy (Electricity) 0.9%
ACI Rover Parent LLC
First Lien Initial Term Loan
5.982% (3 Month SOFR + 2.25%), due 6/9/33 (b)	$ 1,250,000	$ 1,248,437
Alpha Generation LLC
First Lien Initial Term Loan B
5.394% (1 Month SOFR + 1.75%), due 9/30/31 (b)	994,937	984,761
Cogentrix Finance Holdco I LLC
First Lien Repricing Term Loan
5.894% (1 Month SOFR + 2.25%), due 2/26/32 (b)	931,030	928,993
Lightning Power LLC
First Lien Initial Term Loan B
5.644% (1 Month SOFR + 2.25%), due 8/18/31 (b)	3,949,899	3,950,606
Reworld Holding Corp. (b)
First Lien Twelfth Amendment Term Loan B
5.889% (1 Month SOFR + 2.25%), due 1/15/31	2,067,935	2,063,411
First Lien Twelfth Amendment Term Loan C
5.889% (1 Month SOFR + 2.25%), due 1/15/31	336,882	336,040
First Lien Term Loan B
5.902% (1 Month SOFR + 2.25%), due 11/30/28	802,269	802,470
		10,314,718
Entertainment 2.9%
Alterra Mountain Co. (b)
First Lien Term Loan B9
6.144% (1 Month SOFR + 2.50%), due 8/17/28	3,048,597	3,046,692
First Lien Commitment Term Loan B8
6.144% (1 Month SOFR + 2.50%), due 5/31/30	1,981,060	1,981,060
Delta 2 (Lux) SARL
First Lien Term Loan B
5.482% (3 Month SOFR + 1.75%), due 9/30/31 (b)	4,000,001	3,991,669
EOC Borrower LLC
First Lien Term Loan B
6.394% (1 Month SOFR + 2.75%), due 3/24/32 (b)	4,472,469	4,469,114
Fertitta Entertainment LLC
First Lien Initial Term Loan B
6.894% (1 Month SOFR + 3.25%), due 1/29/29 (b)	4,074,175	4,068,320

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLIM VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Entertainment (continued)
Great Canadian Gaming Corp.
First Lien Term Loan B
8.427% (3 Month SOFR + 4.75%), due 11/1/29 (b)	$ 2,359,993	$ 2,321,643
J&J Ventures Gaming LLC
First Lien 2025 Term Loan
7.144% (1 Month SOFR + 3.50%), due 4/26/30 (b)	3,831,300	3,810,776
OAK-Eagle Acquireco, Inc.
First Lien Term Loan B1
6.967% (1 Year SOFR + 3.50%), due 3/23/33 (b)	3,437,500	3,444,660
TKO Worldwide Holdings LLC
First Lien Term Loan B7
5.412% (3 Month SOFR + 1.75%), due 11/21/31 (b)	5,557,373	5,535,955
		32,669,889
Finance 7.5%
AAdvantage Loyalty IP Ltd.
First Lien Term Loan
5.925% (3 Month SOFR + 2.25%), due 4/20/28 (b)	3,421,356	3,395,696
ADMI Corp. (b)
First Lien Amendment No. 4 Refinancing Term Loan
7.133% (1 Month SOFR + 3.375%), due 12/23/27	1,421,250	1,265,208
First Lien Amendment No. 5 Term Loan
7.508% (1 Month SOFR + 3.75%), due 12/23/27	1,696,334	1,511,433
AlixPartners LLP
First Lien 2025 Dollar Term Loan
5.644% (1 Month SOFR + 2.00%), due 8/12/32 (b)	2,430,154	2,413,663
Armor Holdco, Inc.
First Lien 2025 Refinancing Term Loan
7.596% (6 Month SOFR + 3.75%), due 12/11/31 (b)	3,614,530	3,608,505
Ascensus Holdings, Inc.
First Lien 2024 Term Loan B
6.644% (1 Month SOFR + 3.00%), due 11/25/32 (b)	3,499,660	3,407,794
Azorra SOAR Finance Ltd.
First Lien Initial Term Loan
6.164% (3 Month SOFR + 2.50%), due 10/18/29 (b)	1,965,040	1,965,040
	Principal Amount	Value

Finance (continued)
Belron Finance 2019 LLC
First Lien Term Loan B
5.657% (3 Month SOFR + 2.00%), due 10/16/31 (b)	$ 5,678,752	$ 5,671,653
Boxer Parent Co., Inc.
First Lien 2031 Replacement Dollar Term Loan
6.416% (3 Month SOFR + 2.75%), due 7/30/31 (b)	4,162,482	3,737,314
Citadel Securities LP
First Lien 2026-1 Term Loan
5.661% (3 Month SOFR + 2.00%), due 6/10/33 (b)	1,500,000	1,496,355
CoreWeave Financing V LLC
First Lien Delayed Draw Loan Commitment Term Loan
8.10% (1 Day SOFR + 4.50%), due 11/17/31 (b)	248,613	253,554
Covia Holdings LLC
First Lien First Amendment Term Loan
6.427% (3 Month SOFR + 2.75%), due 2/26/32 (b)	2,683,481	2,663,355
Darktrace Finco US LLC
First Lien Initial Term Loan
6.927% (3 Month SOFR + 3.25%), due 10/9/31 (b)	3,172,425	2,907,394
Edelman Financial Engines Center LLC (The)
First Lien Initial Term Loan
7.62% (1 Month SOFR + 4.00%), due 11/28/31 (b)	3,561,867	3,568,991
First Eagle Holdings, Inc.
First Lien Initial Term Loan
7.20% (3 Month SOFR + 3.50%), due 8/16/32 (b)	2,549,688	2,544,986
Focus Financial Partners LLC
First Lien Incremental Tranche Term Loan B
6.144% (1 Month SOFR + 2.50%), due 9/15/31 (b)	2,781,533	2,707,071
GTCR Everest Borrower LLC
First Lien 2026-1 Term Loan
6.232% (3 Month SOFR + 2.50%), due 9/5/31 (b)	2,137,667	2,126,979
Jupiter Borrower, Inc.
First Lien Term Loan B
6.482% (1 Year SOFR + 2.75%), due 3/25/33 (b)	2,500,000	2,496,875
LBM Acquisition LLC
First Lien Amendment No. 3 Incremental Term Loan
7.502% (1 Month SOFR + 3.75%), due 6/6/31 (b)	2,425,479	2,023,109
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Finance (continued)
LSF11 Trinity Bidco, Inc.
First Lien Initial Term Loan
6.153% (1 Month SOFR + 2.50%), due 6/14/30 (b)	$ 4,436,319	$ 4,430,774
MX Holdings US, Inc.
First Lien Senior USD Facility Term Loan B
5.644% (1 Month SOFR + 2.00%), due 3/17/32 (b)	1,020,876	1,020,238
Park River Holdings, Inc.
First Lien 2025 Refinancing Term Loan
8.192% (3 Month SOFR + 4.50%), due 3/17/31 (b)	3,366,563	3,358,910
Peraton Corp.
First Lien Term Loan B
7.513% (3 Month SOFR + 3.75%), due 2/1/28 (b)	6,237,997	5,619,393
Pluto Acquisition I, Inc. (b)
First Lien Tranche Term Loan B
7.648% (3 Month SOFR + 4.00%), due 9/20/28	611,613	569,565
First Lien Term Loan A
9.228% (3 Month SOFR + 5.50%), due 6/20/28	1,008,986	1,021,599
RealPage, Inc. (b)
First Lien Initial Term Loan
6.994% (3 Month SOFR + 3.00%), due 4/24/28	2,574,620	2,392,965
First Lien 2024-1 Incremental Term Loan
7.482% (3 Month SOFR + 3.75%), due 4/24/28	2,640,000	2,473,168
RealTruck Group, Inc.
First Lien Second Out Tranche Term Loan A
8.648% (3 Month SOFR + 4.75%), due 1/31/31 (b)	2,005,381	1,233,310
First Lien FLFO New Money Term Loan
9.386%, due 1/31/31	317,801	324,316
SCIL USA Holdings LLC
First Lien Facility Term Loan B-2
7.653% (3 Month SOFR + 4.00%), due 11/8/32 (b)	2,515,360	2,505,927
Spa Holdings 3 Oy
First Lien USD Facility Term Loan B
7.994% (3 Month SOFR + 4.00%), due 2/4/28 (b)	1,746,029	1,744,392
	Principal Amount	Value

Finance (continued)
Speed Midco 3 SARL
First Lien USD Facility Term Loan B
6.195% (6 Month SOFR + 2.50%), due 10/7/32 (b)	$ 1,596,000	$ 1,579,374
Stonepeak Bayou Holdings LP
First Lien Initial Term Loan
6.482% (3 Month SOFR + 2.75%), due 10/1/32 (b)	3,000,000	2,987,499
WCG Intermediate Corp.
First Lien 2026 Refinancing Term Loan
6.394% (1 Month SOFR + 2.75%), due 2/25/32 (b)	3,970,050	3,935,312
		84,961,717
Healthcare 1.3%
AHP Health Partners, Inc.
First Lien 2025 Term Loan B
5.894% (1 Month SOFR + 2.25%), due 9/20/32 (b)	1,171,999	1,175,905
Chariot Buyer LLC
First Lien Amendment No. 5 Incremental Term Loan
6.644% (1 Month SOFR + 3.00%), due 9/8/32 (b)	7,035,586	7,034,707
ICU Medical, Inc.
First Lien Tranche Term Loan B
6.132% (3 Month SOFR + 2.25%), due 1/8/29 (b)	2,184,892	2,188,989
LSCS Holdings, Inc.
First Lien Term Loan
8.232% (3 Month SOFR + 4.50%), due 2/20/32 (b)	2,647,120	2,592,523
US Anesthesia Partners, Inc.
First Lien Initial Term Loan
7.735% (1 Month SOFR + 4.00%), due 10/2/28 (b)	1,880,776	1,881,560
		14,873,684
Healthcare & Pharmaceuticals 2.8%
1261229 BC Ltd.
First Lien Initial Term Loan
9.894% (1 Month SOFR + 6.25%), due 10/8/30 (b)	1,488,750	1,441,296
Bausch + Lomb Corp.
First Lien 2025-2 Refinancing Term Loan
7.394% (1 Month SOFR + 3.75%), due 1/15/31 (b)	1,850,700	1,853,591

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLIM VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Healthcare & Pharmaceuticals (continued)
BioMarin Pharmaceutical, Inc.
First Lien Initial Term Loan B
5.428% (6 Month SOFR + 1.75%), due 4/27/33 (b)	$ 4,200,000	$ 4,196,850
Concentra Health Services, Inc.
First Lien Tranche Term Loan B1
5.644% (1 Month SOFR + 2.00%), due 7/28/31 (b)	925,805	926,962
Embecta Corp.
First Lien Initial Term Loan
6.732% (3 Month SOFR + 3.00%), due 3/30/29 (b)	2,423,350	1,906,874
Ensemble RCM LLC
First Lien Closing Date Term Loan
6.663% (3 Month SOFR + 3.00%), due 2/9/33 (b)	2,800,000	2,779,000
Global Medical Response, Inc.
First Lien Initial Term Loan
6.889% (1 Month SOFR + 3.25%), due 10/1/32 (b)	2,839,861	2,846,251
Hologic, Inc.
First Lien Term Loan B
5.995% (3 Month SOFR + 2.25%), due 4/7/33 (b)	8,833,333	8,629,062
McKesson Medical-Surgical Top Holdings, Inc.
First Lien Amendment No. 1 Term Loan B
5.982% (3 Month SOFR + 2.25%), due 6/9/32 (b)	1,312,500	1,312,090
Owens & Minor, Inc.
First Lien Initial Term Loan B1
7.494% (1 Month SOFR + 3.75%), due 3/29/29 (b)	2,347,277	2,206,440
Paradigm Parent LLC
First Lien Initial Term Loan
8.232% (3 Month SOFR + 4.50%), due 4/16/32 (b)	746,250	639,093
Physician Partners LLC (b)(c)
First Lien Tranche Term Loan C
5.35% (4.00% PIK) (3 Month SOFR + 1.50%), due 12/31/30	373,255	289,190
First Lien Initial Tranche Term Loan B1
5.382% (2.50% PIK) (3 Month SOFR + 1.50%), due 12/31/29	592,108	528,374
	Principal Amount	Value

Healthcare & Pharmaceuticals (continued)
QuidelOrtho Corp.
First Lien Term Loan B
7.644% (1 Month SOFR + 4.00%), due 8/20/32 (b)	$ 2,686,500	$ 2,639,486
		32,194,559
Healthcare, Education & Childcare 2.2%
Agiliti Health, Inc.
First Lien Term Loan
6.576% (6 Month SOFR + 3.00%), due 5/1/30 (b)	3,649,870	3,513,000
Amneal Pharmaceuticals LLC
First Lien Amendment No. 2 Term Loan
6.644% (1 Month SOFR + 3.00%), due 8/2/32 (b)	3,980,000	3,993,266
AthenaHealth Group, Inc.
First Lien Fourth Amendment Term Loan
6.894% (1 Month SOFR + 3.25%), due 2/16/32 (b)	7,743,598	7,654,067
Ecovyst Catalyst Technologies LLC
First Lien Second Amendment Term Loan
5.663% (3 Month SOFR + 2.00%), due 6/12/31 (b)	513,133	511,423
Elanco Animal Health, Inc.
First Lien 2025 Refinancing Term Loan B
5.37% (1 Month SOFR + 1.75%), due 10/29/32 (b)	410,667	410,025
Journey Personal Care Corp.
First Lien Term Loan B
7.394% (1 Month SOFR + 3.75%), due 3/1/28 (b)	4,869,802	4,848,497
Organon & Co.
First Lien 2024 Refinancing Dollar Term Loan
5.894% (1 Month SOFR + 2.25%), due 5/19/31 (b)	3,320,895	3,316,053
Select Medical Corp.
First Lien Term Loan
6.644% (1 Year SOFR + 3.00%), due 12/3/31 (b)	922,667	924,973
		25,171,304
High Tech Industries 3.8%
Altar Bidco, Inc.
First Lien Term Loan B
6.858% (1 Year SOFR + 3.35%), due 2/1/29 (b)	1,800,000	1,797,750
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
High Tech Industries (continued)
Central Parent LLC
First Lien 2024 Refinancing Term Loan
6.95% (3 Month SOFR + 3.25%), due 7/6/29 (b)	$ 3,459,968	$ 1,743,578
CompoSecure Holdings LLC
First Lien Initial Term Loan
5.918% (3 Month SOFR + 2.25%), due 1/14/33 (b)	4,357,143	4,327,188
Dayforce Bidco LLC
First Lien Initial Term Loan
6.663% (3 Month SOFR + 3.00%), due 2/4/33 (b)	5,666,667	5,149,583
Gryphon Acquire NewCo LLC
First Lien Term Loan
6.414% (3 Month SOFR + 2.75%), due 9/13/32 (b)	3,930,150	3,931,993
Javelin Buyer, Inc.
First Lien Term Loan
6.413% (3 Month SOFR + 2.75%), due 12/5/31 (b)	1,538,131	1,438,152
KnowBe4, Inc.
First Lien Term Loan
7.413% (3 Month SOFR + 3.75%), due 7/23/32 (b)	1,978,375	1,533,241
Modena Buyer LLC
First Lien Initial Term Loan
7.913% (3 Month SOFR + 4.25%), due 7/1/31 (b)	1,477,500	1,362,070
Neon Maple US Debt Mergersub, Inc.
First Lien Tranche Term Loan B1
6.144% (1 Month SOFR + 2.50%), due 11/17/31 (b)	3,357,541	3,265,209
Open Text Corp.
First Lien Term Loan B
5.394% (1 Month SOFR + 1.75%), due 1/31/30 (b)	1,695,473	1,657,560
Plusgrade, Inc.
First Lien 2025 Replacement Initial Term Loan
7.163% (3 Month SOFR + 3.50%), due 3/3/31 (b)	1,791,750	1,751,436
Scientific Games Holdings LP
First Lien 2024 Refinancing Dollar Term Loan
6.674% (3 Month SOFR + 3.00%), due 4/4/29 (b)	1,666,767	1,641,766
	Principal Amount	Value

High Tech Industries (continued)
Shift4 Payments LLC
First Lien Amendment No. 3 Refinancing Term Loan
5.732% (3 Month SOFR + 2.00%), due 7/6/32 (b)	$ 2,245,253	$ 2,229,665
Sophos Holdings LLC
First Lien Dollar Tranche Term Loan
7.258% (1 Month SOFR + 3.50%), due 3/5/27 (b)	2,962,004	2,747,259
Star Parent, Inc.
First Lien Term Loan
7.732% (3 Month SOFR + 4.00%), due 9/27/30 (b)	4,398,750	4,401,864
Trans Union LLC
First Lien 2024 Refinancing Term Loan B9
5.394% (1 Month SOFR + 1.75%), due 6/24/31 (b)	4,110,635	4,100,359
		43,078,673
Hotel, Gaming & Leisure 2.0%
Bingo Holdings I LLC
First Lien Term Loan
8.482% (3 Month SOFR + 4.75%), due 6/30/32 (b)	3,207,795	3,201,495
Entain Holdings Gibraltar Ltd.
First Lien Term Loan B
5.982% (3 Month SOFR + 2.25%), due 10/31/29 (b)	3,542,456	3,535,499
Flutter Financing BV (b)
First Lien 2024 Refinancing Term Loan B
5.482% (3 Month SOFR + 1.75%), due 12/2/30	1,957,368	1,934,737
First Lien Third Amendment Term Loan B
5.732% (3 Month SOFR + 2.00%), due 6/4/32	618,750	615,270
Ontario Gaming GTA LP
First Lien Term Loan B
7.982% (3 Month SOFR + 4.25%), due 8/1/30 (b)	2,274,984	2,163,266
Pioneer OpCo LLC
First Lien Term Loan B
6.894% (1 Month SOFR + 3.25%), due 5/16/33 (b)	875,000	878,281
Tacala Investment Corp.
First Lien Term Loan B
6.644% (1 Month SOFR + 3.00%), due 1/31/31 (b)	4,312,549	4,313,321

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLIM VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Hotel, Gaming & Leisure (continued)
Voyager Parent LLC
First Lien 2026 Refinancing Term Loan B
7.982% (3 Month SOFR + 4.25%), due 7/1/32 (b)	$ 6,465,047	$ 6,459,661
		23,101,530
Hotels, Motels, Inns & Gaming 2.0%
Aimbridge Acquisition Co., Inc. (b)
First Lien FLFO Term Loan
9.254% (1 Month SOFR + 5.50%), due 3/11/30	305,684	296,131
First Lien Second Out Term Loan
11.254% (6.00% PIK) (1 Month SOFR + 7.50%), due 3/11/30 (c)	325,292	313,094
Caesars Entertainment, Inc. (b)
First Lien 2023 Incremental Term Loan B
5.894% (1 Month SOFR + 2.25%), due 2/6/30	1,695,750	1,638,518
First Lien Term Loan B1
5.894% (1 Month SOFR + 2.25%), due 2/6/31	1,368,500	1,308,628
Entain Holdings Gibraltar Ltd.
First Lien Term Loan B5
5.982% (3 Month SOFR + 2.25%), due 7/30/32 (b)	1,225,028	1,222,841
Light & Wonder International, Inc.
First Lien Term Loan B3
5.639% (1 Month SOFR + 2.00%), due 4/16/29 (b)	3,638,459	3,583,882
Oceankey US II Corp.
First Lien Initial Term Loan
7.244% (1 Month SOFR + 3.50%), due 12/15/28 (b)	3,571,739	3,417,708
PCI Gaming Authority
First Lien Facility Term Loan B
5.644% (1 Month SOFR + 2.00%), due 7/18/31 (b)	2,400,144	2,397,573
Penn Entertainment, Inc.
First Lien Term Loan B
5.644% (1 Month SOFR + 2.00%), due 5/30/33 (b)	1,469,954	1,467,014
Travel + Leisure Co.
First Lien 2024 Incremental Term Loan
5.644% (1 Month SOFR + 2.00%), due 12/14/29 (b)	2,838,668	2,834,677
	Principal Amount	Value

Hotels, Motels, Inns & Gaming (continued)
Whatabrands LLC
First Lien 2024-2 Refinancing Term Loan B
6.144% (1 Month SOFR + 2.50%), due 8/3/28 (b)	$ 4,709,560	$ 4,702,411
		23,182,477
Insurance 4.2%
Acrisure LLC (b)
First Lien Term Loan B6
6.644% (1 Month SOFR + 3.00%), due 11/6/30	4,594,486	4,153,415
First Lien 2025 Refinancing Term Loan B
6.894% (1 Month SOFR + 3.25%), due 6/21/32	2,413,353	2,178,052
Alera Group, Inc.
First Lien 2026-1 New Term Loan
6.394% (1 Month SOFR + 2.75%), due 5/31/32 (b)	6,301,706	5,974,805
Alliant Holdings Intermediate LLC
First Lien Initial Term Loan
6.144% (1 Month SOFR + 2.50%), due 9/19/31 (b)	4,176,460	4,115,379
AmWINS Group, Inc.
First Lien 2026 Refinancing Term Loan
5.732% (3 Month SOFR + 2.00%), due 1/30/32 (b)	997,475	974,928
Asurion LLC (b)
First Lien New Term Loan B14
7.413% (3 Month SOFR + 3.75%), due 2/23/33	3,371,831	3,181,465
First Lien New Term Loan B12
7.913% (3 Month SOFR + 4.25%), due 9/19/30	2,291,277	2,261,204
First Lien New Term Loan B13
7.913% (3 Month SOFR + 4.25%), due 9/19/30	1,159,964	1,148,364
Second Lien New Term Loan B4
9.175% (3 Month SOFR + 5.25%), due 1/19/29	981,308	968,736
Broadstreet Partners Group LLC
First Lien 2024 Term Loan B
6.12% (1 Month SOFR + 2.50%), due 6/16/31 (b)	4,706,688	4,531,255
CRC Insurance Group LLC
First Lien Term Loan B
6.482% (3 Month SOFR + 2.75%), due 5/6/31 (b)	2,818,710	2,749,121
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Insurance (continued)
Goosehead Insurance Holdings LLC
First Lien Term Loan B
6.637% (1 Month SOFR + 3.00%), due 1/8/32 (b)	$ 1,987,516	$ 1,957,703
HUB International Ltd.
First Lien 2025 Incremental Term Loan
5.922% (3 Month SOFR + 2.25%), due 6/20/30 (b)	988,255	986,667
Liberty Co Insurance Brokers LLC (The)
First Lien Initial Term Loan
7.379% (6 Month SOFR + 3.75%), due 10/15/32 (b)	2,985,000	2,805,900
Sedgwick Claims Management Services, Inc.
First Lien 2024 Term Loan
6.144% (1 Month SOFR + 2.50%), due 7/31/31 (b)	6,722,621	6,628,787
Trucordia Insurance Holdings LLC
First Lien Initial Term Loan
6.87% (1 Month SOFR + 3.25%), due 6/17/32 (b)	1,990,000	1,771,100
USI, Inc.
First Lien 2024 Term Loan D
5.982% (3 Month SOFR + 2.25%), due 11/21/29 (b)	992,443	987,481
		47,374,362
Leisure, Amusement, Motion Pictures & Entertainment 0.6%
Bombardier Recreational Products, Inc. (b)
First Lien ARR Borrowing Term Loan
5.894% (1 Month SOFR + 2.25%), due 12/13/29	2,896,065	2,893,578
First Lien 2024 Extended Term Loan
5.894% (1 Month SOFR + 2.25%), due 1/22/31	997,488	996,268
Marriott Ownership Resorts, Inc.
First Lien 2024 Incremental Term Loan
5.894% (1 Month SOFR + 2.25%), due 4/1/31 (b)	1,287,489	1,289,099
TripAdvisor, Inc.
First Lien Initial Term Loan B
6.394% (1 Month SOFR + 2.75%), due 7/8/31 (b)	1,146,250	1,084,639
		6,263,584
	Principal Amount	Value

Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.232% (3 Month SOFR + 3.50%), due 2/3/33 (b)	$ 2,522,927	$ 2,515,042
Manufacturing 2.2%
ADI Global Distribution Funding LLC
First Lien Term Loan B
6.457% (1 Year SOFR + 2.75%), due 6/17/33 (b)	666,667	667,500
Adient US LLC
First Lien Term Loan B2
5.644% (1 Month SOFR + 2.00%), due 1/31/31 (b)	1,974,747	1,968,885
Belden, Inc.
First Lien Term Loan
6.134% (1 Year SOFR + 2.75%), due 6/10/33 (b)	2,000,000	2,000,000
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
6.182% (3 Month SOFR + 2.50%), due 3/15/30 (b)	1,683,209	1,680,403
ESCO Technologies, Inc.
First Lien Term Loan B
5.592% (1 Year SOFR + 1.75%), due 6/1/33 (b)	1,000,000	997,500
FCG Acquisitions, Inc.
First Lien Initial Term Loan
6.894% (1 Month SOFR + 3.25%), due 3/4/33 (b)	3,481,297	3,492,176
Pinnacle Buyer LLC
First Lien Initial Term Loan B
6.182% (3 Month SOFR + 2.50%), due 10/1/32 (b)	941,190	942,562
Pro Mach Group, Inc.
First Lien Amendment No. 8 Refinancing Term Loan
6.121% (1 Month SOFR + 2.50%), due 10/15/32 (b)	5,486,250	5,486,936
Skyshield US Bidco Ltd.
First Lien Term Loan B
6.43% (1 Year SOFR + 2.50%), due 6/2/33 (b)	3,000,571	2,996,820
Sword Purchaser LLC
First Lien Initial Dollar Term Loan
7.644% (1 Month SOFR + 4.00%), due 4/11/33 (b)	2,500,000	2,435,155

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLIM VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Manufacturing (continued)
Weber-Stephen Products LLC
First Lien Initial Term Loan B
7.442% (3 Month SOFR + 3.75%), due 10/1/32 (b)	$ 2,493,750	$ 2,460,084
		25,128,021
Media 1.2%
Apple Bidco LLC
First Lien Term Loan
6.144% (1 Month SOFR + 2.50%), due 9/23/31 (b)	2,949,923	2,950,743
COGECO Financing 2 LP
First Lien Term Loan B
6.258% (1 Month SOFR + 2.50%), due 9/1/28 (b)	2,623,187	2,462,517
Discovery Global Holdings, Inc.
First Lien Initial Dollar Term Loan
6.144% (1 Year SOFR + 2.50%), due 6/3/33 (b)	5,000,000	4,999,555
Mission Broadcasting, Inc.
First Lien Term Loan B4
6.235% (1 Month SOFR + 2.50%), due 6/2/28 (b)	571,500	566,261
Radiate Holdco LLC
First Lien First Out Term Loan
7.258% (1.50% PIK) (1 Month SOFR + 3.50%), due 9/25/29 (b)(c)	1,295	1,162
Virgin Media Bristol LLC
First Lien Facility Term Loan Y
6.967% (6 Month SOFR + 3.175%), due 3/31/31 (b)	2,666,667	2,359,667
		13,339,905
Mining, Steel, Iron & Non-Precious Metals 0.8%
American Rock Salt Co. LLC (b)
First Lien Initial Term Loan
7.994% (3 Month SOFR + 4.00%), due 6/9/28	1,194,286	1,089,786
First Lien First Out Term Loan
10.994% (3 Month SOFR + 7.00%), due 6/11/28	778,303	784,140
Arsenal AIC Parent LLC
First Lien 2025 Refinancing Term Loan B
6.394% (1 Month SOFR + 2.75%), due 8/19/30 (b)	984,532	986,686
	Principal Amount	Value

Mining, Steel, Iron & Non-Precious Metals (continued)
GrafTech Global Enterprises, Inc. (b)
First Lien Delayed Draw Term Loan
9.639% (1 Month SOFR + 6.00%), due 12/21/29	$ 1,311,527	$ 1,255,787
First Lien Initial Term Loan
9.667% (3 Month SOFR + 6.00%), due 12/21/29	2,295,171	2,197,627
Zekelman Industries, Inc.
First Lien 2024 Term Loan
5.863% (1 Month SOFR + 2.25%), due 1/24/31 (b)	2,164,878	2,160,819
		8,474,845
Oil & Gas 1.6%
Compass Power Generation LLC
First Lien Term Loan B5
6.147% (1 Month SOFR + 2.50%), due 4/16/29 (b)	2,912,177	2,909,751
Element Materials Technology Group US Holdings, Inc.
First Lien Initial USD Term Loan B
7.232% (3 Month SOFR + 3.50%), due 6/22/29 (b)	1,650,504	1,655,319
Fleet US Bidco, Inc.
First Lien Term Loan B2
6.394% (1 Month SOFR + 2.75%), due 2/21/31 (b)	3,143,831	3,143,831
GIP Pilot Acquisition Partners LP
First Lien Term Loan B
5.641% (3 Month SOFR + 2.00%), due 5/19/33 (b)	1,707,056	1,701,721
Hilcorp Energy I LP
First Lien Initial Term Loan
5.389% (1 Month SOFR + 1.75%), due 2/11/30 (b)	846,429	845,106
NGL Energy Operating LLC
First Lien Initial Term Loan
7.125% (1 Month SOFR + 3.50%), due 3/11/33 (b)	1,833,333	1,837,345
Prairie Acquiror LP
First Lien Term Loan B5
6.894% (1 Month SOFR + 3.25%), due 8/1/29 (b)	2,143,911	2,149,271
Traverse Midstream Partners LLC (b)
First Lien Term Loan B
5.991% (1 Year SOFR + 2.25%), due 4/20/33	1,371,428	1,369,714
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Oil & Gas (continued)
Traverse Midstream Partners LLC (b) (continued)
First Lien Advance Term Loan
6.164% (3 Month SOFR + 2.50%), due 2/16/28	$ 2,059,501	$ 2,054,352
		17,666,410
Packaging 0.3%
Berlin Packaging LLC
First Lien 2025 Replacement Term Loan 6.932% - 6.982%
(3 Month SOFR + 3.25%), due 6/9/31 (b)	3,943,295	3,919,994
Personal & Nondurable Consumer Products 1.2%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan B1
5.894% (1 Month SOFR + 2.25%), due 12/21/28 (b)	5,725,715	5,726,906
Hunter Douglas, Inc.
First Lien Tranche Term Loan B1
6.732% (3 Month SOFR + 3.00%), due 1/16/32 (b)	3,025,099	3,020,056
Leslie's Poolmart, Inc.
First Lien Term Loan B
6.508% (1 Month SOFR + 2.75%), due 3/9/28 (b)	1,144,135	435,248
Perrigo Investments LLC
First Lien 2024 Refinancing Term Loan B
5.644% (1 Month SOFR + 2.00%), due 4/20/29 (b)	1,395,890	1,390,655
Stonepeak Motion Finco LLC
First Lien Term Loan B
6.342% (1 Year SOFR + 2.50%), due 6/24/33 (b)	3,000,000	2,992,500
		13,565,365
Personal & Nondurable Consumer Products (Manufacturing Only) 0.7%
SRAM LLC
First Lien Initial Term Loan
5.894% (1 Month SOFR + 2.25%), due 2/27/32 (b)	2,618,097	2,614,824
Varsity Brands, Inc.
First Lien 2025-2 Replacement Term Loan
6.482% (3 Month SOFR + 2.75%), due 8/26/31 (b)	4,823,045	4,826,488
		7,441,312
	Principal Amount	Value

Personal, Food & Miscellaneous Services 0.6%
IRB Holding Corp.
First Lien 2025 Replacement Term Loan B
6.108% (1 Month SOFR + 2.50%), due 12/16/30 (b)	$ 4,850,582	$ 4,849,908
KFC Holding Co.
First Lien 2021 Term Loan B
5.502% (1 Month SOFR + 1.75%), due 3/15/28 (b)	1,397,615	1,400,061
		6,249,969
Pharmaceuticals 0.2%
Padagis LLC
First Lien Term Loan B
8.689% (3 Month SOFR + 4.75%), due 7/6/28 (b)	2,083,044	1,968,476
Retail 1.0%
Chewy, Inc.
First Lien Initial Term Loan
5.446% (1 Year SOFR + 2.25%), due 6/23/33 (b)	3,500,000	3,495,625
Great Outdoors Group LLC
First Lien Term Loan B
6.894% (1 Month SOFR + 3.25%), due 1/23/32 (b)	3,709,751	3,716,707
Peer Holding III BV (b)
First Lien Facility Term Loan B8
5.982% (3 Month SOFR + 2.25%), due 9/29/32	2,250,000	2,250,000
First Lien Facility Term Loan B5B
6.232% (3 Month SOFR + 2.50%), due 7/1/31	1,489,918	1,492,245
		10,954,577
Retail Store 0.8%
Harbor Freight Tools USA, Inc.
First Lien Initial Term Loan
5.894% (1 Month SOFR + 2.25%), due 6/11/31 (b)	4,210,721	4,193,310
White Cap Supply Holdings LLC
First Lien Facility Tranche Term Loan C
6.894% (1 Month SOFR + 3.25%), due 10/19/29 (b)	5,338,074	5,325,284
		9,518,594

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLIM VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Services: Business 7.5%
Arcwood Environmental, Inc.
First Lien Initial Term Loan
6.644% (1 Month SOFR + 3.00%), due 4/1/33 (b)	$ 1,833,333	$ 1,837,917
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
6.394% (1 Month SOFR + 2.75%), due 9/13/32 (b)	3,082,026	3,096,150
Bella Holding Co. LLC
First Lien Initial Term Loan
6.894% (1 Month SOFR + 3.25%), due 6/16/33 (b)	2,000,000	1,980,000
Brown Group Holding LLC
First Lien Incremental Term Loan B2 6.144% - 6.166%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 7/1/31 (b)	2,509,800	2,515,292
CHG Healthcare Services, Inc.
First Lien Amendment No. 8 Refinancing Term Loan
6.657% (3 Month SOFR + 3.00%), due 9/29/31 (b)	3,192,253	3,191,455
ConnectWise LLC
First Lien Initial Term Loan
7.494% (3 Month SOFR + 3.50%), due 9/29/28 (b)	1,728,795	1,584,729
DXP Enterprises, Inc.
First Lien Initial Term Loan
6.894% (1 Month SOFR + 3.25%), due 10/11/30 (b)	746,250	748,582
Emma Buyer LLC
First Lien Term Loan B
TBD, due 4/6/33	1,197,183	1,193,442
Examworks Bidco, Inc.
First Lien 2026 Incremental Term Loan
6.144% (1 Month SOFR + 2.50%), due 2/7/33 (b)	3,553,038	3,554,520
Gaia Purchaser, Inc.
First Lien 2026 Term Loan B
7.836% (1 Year SOFR + 4.00%), due 6/23/33 (b)	2,000,000	1,996,250
Grant Thornton Advisors LLC
First Lien 2025 Incremental Term Loan
6.394% (1 Month SOFR + 2.75%), due 6/2/31 (b)	5,247,846	4,971,704
ICON Luxembourg SARL
First Lien Repriced Lux Term Loan
5.732% (3 Month SOFR + 2.00%), due 7/3/28 (b)	327,260	327,238
	Principal Amount	Value

Services: Business (continued)
Inizio Group Ltd.
First Lien Initial Dollar Term Loan
8.082% (3 Month SOFR + 4.25%), due 8/21/28 (b)	$ 3,533,000	$ 3,371,072
Maximus, Inc.
First Lien Tranche Term Loan B
5.644% (1 Month SOFR + 2.00%), due 5/30/31 (b)	1,875,000	1,868,554
Mitchell International, Inc.
First Lien Initial Term Loan
6.644% (1 Month SOFR + 3.00%), due 6/17/31 (b)	5,698,844	5,416,574
Orion US Finco, Inc.
First Lien Initial Term Loan
7.169% (3 Month SOFR + 3.50%), due 10/8/32 (b)	4,987,500	4,984,827
Osaic Holdings, Inc.
First Lien Term Loan B1
6.232% (3 Month SOFR + 2.50%), due 7/30/32 (b)	4,000,000	3,944,500
Osmosis Buyer Ltd.
First Lien 2026 Refinancing Term Loan B 6.119% - 6.164%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 7/31/28 (b)	6,267,852	6,260,926
Ovg Business Services LLC
First Lien Initial Term Loan
6.644% (1 Month SOFR + 3.00%), due 6/25/31 (b)	2,333,438	2,331,979
PAREXEL International Corp.
First Lien Seventh Amendment Term Loan
6.144% (1 Month SOFR + 2.50%), due 12/12/31 (b)	6,338,168	6,338,890
Plano HoldCo, Inc.
First Lien Closing Date Term Loan
7.232% (3 Month SOFR + 3.50%), due 10/2/31 (b)	2,663,775	2,077,744
PRA Health Sciences, Inc.
First Lien Term Loan B
5.732% (3 Month SOFR + 2.00%), due 7/3/28 (b)	81,537	81,526
Project Boost Purchaser LLC
First Lien Initial Term Loan
6.482% (3 Month SOFR + 2.75%), due 7/16/31 (b)	4,000,486	3,880,471
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Services: Business (continued)
Prometric Holdings, Inc.
First Lien Initial Term Loan
7.394% (1 Month SOFR + 3.75%), due 6/25/32 (b)	$ 2,787,247	$ 2,784,925
Pye-Barker Fire & Safety LLC (b)
First Lien Initial Delayed Draw Term Loan
6.163% (3 Month SOFR + 2.50%), due 12/16/32	85,000	85,129
First Lien Closing Date Term Loan
6.232% (3 Month SOFR + 2.50%), due 12/16/32	3,625,000	3,630,503
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
6.644% (1 Month SOFR + 3.00%), due 11/19/31 (b)	3,797,261	3,744,187
Ryan LLC
First Lien 2025 Refinancing Term Loan
7.144% (1 Month SOFR + 3.50%), due 11/5/32 (b)	3,143,207	3,115,704
US Fertility Enterprises LLC
First Lien Initial Term Loan
6.982% (1 Month SOFR + 3.25%), due 12/10/32 (b)	1,998,316	2,000,814
Vestis Corp.
First Lien Term Loan B1
5.916% (3 Month SOFR + 2.25%), due 2/24/31 (b)	1,157,625	1,140,260
WMB Holdings, Inc.
First Lien USD Tranche Term Loan B
5.644% (1 Month SOFR + 2.00%), due 11/5/29 (b)	1,310,329	1,301,584
		85,357,448
Services: Consumer 1.4%
Aggreko Holdings, Inc.
First Lien 2025 Amended US Dollar Term Loan
6.632% (3 Month SOFR + 3.00%), due 5/21/31 (b)	2,743,091	2,745,375
AI Aqua Merger Sub, Inc.
First Lien Term Loan B
6.371% (1 Year SOFR + 2.75%), due 7/5/33 (b)	3,500,000	3,497,813
Metropolis Technologies, Inc.
First Lien Initial Term Loan
8.916% (3 Month SOFR + 5.25%), due 11/3/32 (b)	2,992,500	2,932,650
	Principal Amount	Value

Services: Consumer (continued)
Ping Identity Holding Corp.
First Lien Initial Term Loan
6.375% (1 Month SOFR + 2.75%), due 11/15/32 (b)	$ 3,833,333	$ 3,723,125
Planet US Buyer LLC
First Lien Term Loan
6.656% (3 Month SOFR + 3.00%), due 2/7/31 (b)	2,697,456	2,705,325
		15,604,288
Software 5.1%
Cloud Software Group, Inc. (b)
First Lien Incremental Term Loan B
6.982% (3 Month SOFR + 3.25%), due 3/21/31	1,376,122	1,205,827
First Lien Initial Dollar Term Loan B
6.982% (3 Month SOFR + 3.25%), due 8/16/32	3,876,660	3,343,619
Cotiviti, Inc. (b)
First Lien New Term Loan B
6.37% (1 Month SOFR + 2.75%), due 5/1/31	2,109,776	1,925,170
First Lien Amendment No. 2 Term Loan
6.37% (1 Month SOFR + 2.75%), due 3/26/32	1,240,625	1,125,867
Delta Topco, Inc.
First Lien Fourth Amendment Refinancing Term Loan
6.402% (3 Month SOFR + 2.75%), due 11/30/29 (b)	3,478,895	3,288,798
Disco Parent, Inc.
First Lien Term Loan
6.666% (3 Month SOFR + 3.00%), due 8/6/32 (b)	2,686,500	2,619,337
DS Admiral Bidco LLC
First Lien Initial Term Loan
7.95% (3 Month SOFR + 4.25%), due 6/26/31 (b)	1,901,656	1,806,574
ECI Macola/Max Holding LLC
First Lien 2025 Repricing Term Loan
6.482% (3 Month SOFR + 2.75%), due 5/9/30 (b)	1,891,728	1,791,624
Ellucian Holdings, Inc.
First Lien Term Loan B1
6.144% (1 Month SOFR + 2.50%), due 10/9/29 (b)	3,393,050	3,262,984

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLIM VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Software (continued)
Gen Digital, Inc.
First Lien Term Loan B
5.37% (1 Month SOFR + 1.75%), due 9/12/29 (b)	$ 3,967,040	$ 3,918,277
Isolved, Inc.
First Lien Term Loan B3
6.394% (1 Month SOFR + 2.75%), due 10/14/30 (b)	1,574,039	1,467,791
McAfee Corp.
First Lien Tranche Term Loan B1
6.644% (1 Month SOFR + 3.00%), due 3/1/29 (b)	9,776,516	8,639,996
Mitnick Corp. Purchaser, Inc.
First Lien Initial Term Loan
8.513% (3 Month SOFR + 4.75%), due 5/2/29 (b)	1,925,000	665,728
OPAL US LLC
First Lien Facility Term Loan B6
6.232% (3 Month SOFR + 2.50%), due 4/28/32 (b)	5,458,819	5,452,563
Sovos Compliance LLC
First Lien Amendment No. 3 Replacement Term Loan
6.894% (1 Month SOFR + 3.25%), due 8/13/29 (b)	3,946,762	3,677,068
Starlight Parent LLC
First Lien Initial Term Loan
7.67% (3 Month SOFR + 4.00%), due 4/16/32 (b)	2,233,125	1,853,494
UKG, Inc.
First Lien Initial Term Loan
5.913% (3 Month SOFR + 2.25%), due 2/10/31 (b)	7,378,406	6,929,246
Vision Solutions, Inc.
First Lien New Term Loan B
7.925% (3 Month SOFR + 4.00%), due 4/24/28 (b)	1,587,500	1,201,539
VS Buyer LLC
First Lien 2025-1 Initial Term Loan
5.913% (3 Month SOFR + 2.25%), due 4/14/31 (b)	3,634,446	3,481,116
		57,656,618
Telecommunications 1.5%
CSC Holdings LLC
First Lien Term Loan B5
8.25% (PRIME + 1.50%), due 4/15/27 (b)	2,479,890	1,727,397
	Principal Amount	Value

Telecommunications (continued)
Cushman & Wakefield US Borrower LLC
First Lien Amendment No. 14 Term Loan
5.894% (1 Month SOFR + 2.25%), due 6/13/33 (b)	$ 706,250	$ 705,073
Indy US Holdco LLC
First Lien Thirteenth Amendment Refinancing Term Loan
5.894% (1 Month SOFR + 2.25%), due 10/31/30 (b)	8,092,422	7,991,267
Level 3 Financing, Inc.
First Lien Term Loan B5
6.381% (3 Month SOFR + 2.75%), due 3/29/32 (b)	2,100,000	2,097,375
WS Audiology A/S
First Lien Term Loan B9
6.919% (6 Month SOFR + 3.25%), due 2/28/29 (b)	1,979,945	1,974,995
Zayo Group Holdings, Inc.
First Lien Initial Dollar Term Loan
6.758% (0.50% PIK) (1 Month SOFR + 3.00%), due 3/11/30 (b)(c)	2,021,071	2,019,243
		16,515,350
Utilities 0.6%
Astoria Energy LLC
First Lien Advance Term Loan B 5.894% - 5.982%
(1 Month SOFR + 2.25%, 3 Month SOFR + 2.25%), due 6/23/32 (b)	1,469,079	1,467,610
Hamilton Projects Acquiror LLC
First Lien Initial Term Loan
6.144% (1 Month SOFR + 2.50%), due 5/30/31 (b)	2,414,732	2,420,016
Pathfinder Power LLC
First Lien Term Loan B
5.707% (1 Year SOFR + 2.00%), due 6/22/33 (b)	3,070,513	3,062,836
		6,950,462
Total Loan Assignments (Cost $1,017,957,340)		991,995,400
Total Long-Term Bonds (Cost $1,128,423,470)		1,099,869,455

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value

Affiliated Investment Company 0.2%
Fixed Income Fund 0.2%
NYLIM MacKay High Yield Corporate Bond Fund Class I	436,571	$ 2,250,478
Total Affiliated Investment Company (Cost $2,445,688)		2,250,478
Common Stocks 0.2%
Commercial Services & Supplies 0.0% ‡
Multi-Color Corp. (f)	180	180,000
Diversified Telecommunication Services 0.0% ‡
Altice France SA (f)(g)	13,313	264,679
Hotels, Restaurants & Leisure 0.1%
Aimbridge Acquisition Co., Inc. (f)(g)	29,346	1,115,148
Machinery 0.0% ‡
Ameriforge Group, Inc. (f)(g)	45,694	2,285
Technology Hardware, Storage & Peripherals 0.1%
Diebold Nixdorf, Inc. (f)	8,023	682,115
Total Common Stocks (Cost $4,077,026)		2,244,227

	Number of Warrants

Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (f)(g)(h)	22	0
Total Warrants (Cost $0)		0

	Principal Amount	Value

Short-Term Investments 3.5%
U.S. Treasury Debt 3.5%
U.S. Treasury Bills (i)
3.642%, due 8/18/26	$ 5,419,000	$ 5,392,568
3.642%, due 9/8/26	4,748,000	4,714,586
3.644%, due 8/25/26	2,447,000	2,433,336
3.663%, due 9/22/26	17,163,000	17,019,633
3.674%, due 9/29/26	1,073,000	1,063,230
4.268%, due 10/20/26	9,138,000	9,031,595
Total Short-Term Investments (Cost $39,656,906)		39,654,948
Total Investments (Cost $1,174,603,090)	101.1%	1,144,019,108
Other Assets, Less Liabilities	(1.1)	(12,286,493)
Net Assets	100.0%	$ 1,131,732,615

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of June 30, 2026.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Non-income producing security.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Less than $1.
(i)	Interest rate shown represents yield to maturity.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM MacKay High Yield Corporate Bond Fund Class I	$ 2,277	$ —	$ —	$ —	$ (26)	$ 2,251	$ 67	$ —	437

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLIM VP Floating Rate Portfolio

Abbreviation(s):
CLO—Collateralized Loan Obligation
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
TBD—To Be Determined
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 39,893,547	$ —	$ 39,893,547
Corporate Bonds	—	67,980,508	—	67,980,508
Loan Assignments	—	991,995,400	—	991,995,400
Total Long-Term Bonds	—	1,099,869,455	—	1,099,869,455
Affiliated Investment Company
Fixed Income Fund	2,250,478	—	—	2,250,478
Common Stocks	682,115	180,000	1,382,112	2,244,227
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	39,654,948	—	39,654,948
Total Investments in Securities	$ 2,932,593	$ 1,139,704,403	$ 1,382,112	$ 1,144,019,108

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	Less than $1.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,172,157,402)	$1,141,768,630
Investment in affiliated investment companies, at value (identified cost $2,445,688)	2,250,478
Cash	8,154,639
Unrealized appreciation on unfunded commitments (See Note 5)	17,296
Receivables:
Investment securities sold	12,658,494
Interest	5,177,978
Portfolio shares sold	369,103
Other assets	1,116
Total assets	1,170,397,734
Liabilities
Unrealized depreciation on unfunded commitments (See Note 5)	3,850
Payables:
Investment securities purchased	36,691,345
Portfolio shares redeemed	1,168,579
Manager (See Note 3)	555,034
Distribution/Service fees (See Note 3)	121,060
Professional fees	56,107
Shareholder communication	27,806
Custodian	14,715
Trustees	3,442
Accrued expenses	23,181
Total liabilities	38,665,119
Net assets	$1,131,732,615
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$137,731
Additional paid-in-capital	1,258,126,470
1,258,264,201
Total distributable earnings (loss)	(126,531,586)
Net assets	$1,131,732,615
Initial Class
Net assets applicable to outstanding shares	$542,193,605
Shares of beneficial interest outstanding	66,011,317
Net asset value per share outstanding	$8.21
Service Class
Net assets applicable to outstanding shares	$589,539,010
Shares of beneficial interest outstanding	71,719,889
Net asset value per share outstanding	$8.22

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLIM VP Floating Rate Portfolio

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$40,295,102
Dividends-unaffiliated	399,495
Dividends-affiliated	66,826
Total income	40,761,423
Expenses
Manager (See Note 3)	3,392,003
Distribution/Service—Service Class (See Note 3)	746,432
Professional fees	96,629
Shareholder communication	53,204
Custodian	24,130
Trustees	20,580
Miscellaneous	28,323
Total expenses	4,361,301
Net investment income (loss)	36,400,122
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	(9,405,979)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(15,286,356)
Affiliated investments	(26,194)
Unfunded commitments	12,996
Net change in unrealized appreciation (depreciation)	(15,299,554)
Net realized and unrealized gain (loss)	(24,705,533)
Net increase (decrease) in net assets resulting from operations	$11,694,589
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$36,400,122	$79,245,714
Net realized gain (loss)	(9,405,979)	(22,480,126)
Net change in unrealized appreciation (depreciation)	(15,299,554)	(665,177)
Net increase (decrease) in net assets resulting from operations	11,694,589	56,100,411
Distributions to shareholders:
Initial Class	(17,510,040)	(34,786,954)
Service Class	(18,616,675)	(43,941,940)
Total distributions to shareholders	(36,126,715)	(78,728,894)
Capital share transactions:
Net proceeds from sales of shares	45,396,698	234,149,132
Net asset value of shares issued to shareholders in reinvestment of distributions	36,126,715	78,728,894
Cost of shares redeemed	(110,565,375)	(204,129,308)
Increase (decrease) in net assets derived from capital share transactions	(29,041,962)	108,748,718
Net increase (decrease) in net assets	(53,474,088)	86,120,235
Net Assets
Beginning of period	1,185,206,703	1,099,086,468
End of period	$1,131,732,615	$1,185,206,703
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLIM VP Floating Rate Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$8.39	$8.56	$8.59	$8.34	$8.86	$8.81
Net investment income (loss) (a)	0.27	0.60	0.69	0.70	0.41	0.28
Net realized and unrealized gain (loss)	(0.18)	(0.17)	(0.03)	0.25	(0.52)	0.05
Total from investment operations	0.09	0.43	0.66	0.95	(0.11)	0.33
Less distributions:
From net investment income	(0.27)	(0.60)	(0.69)	(0.70)	(0.41)	(0.28)
Net asset value at end of period	$8.21	$8.39	$8.56	$8.59	$8.34	$8.86
Total investment return (b)	1.14%	5.13%	8.09%	11.86%	(1.25)%	3.76%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.54%††	7.09%	8.10%	8.30%	4.80%	3.23%
Net expenses (c)	0.64%††	0.64%	0.64%	0.64%	0.64%	0.64%
Portfolio turnover rate	19%	30%	28%	20%	14%	29%
Net assets at end of period (in 000's)	$542,194	$556,669	$428,694	$225,592	$275,041	$299,907

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$8.40	$8.57	$8.59	$8.34	$8.87	$8.82
Net investment income (loss) (a)	0.26	0.58	0.68	0.69	0.39	0.26
Net realized and unrealized gain (loss)	(0.18)	(0.17)	(0.03)	0.24	(0.53)	0.05
Total from investment operations	0.08	0.41	0.65	0.93	(0.14)	0.31
Less distributions:
From net investment income	(0.26)	(0.58)	(0.67)	(0.68)	(0.39)	(0.26)
Net asset value at end of period	$8.22	$8.40	$8.57	$8.59	$8.34	$8.87
Total investment return (b)	1.01%	4.86%	7.82%	11.58%	(1.49)%	3.50%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.28%††	6.86%	7.93%	8.08%	4.59%	2.96%
Net expenses (c)	0.89%††	0.89%	0.89%	0.89%	0.89%	0.89%
Portfolio turnover rate	19%	30%	28%	20%	14%	29%
Net assets at end of period (in 000's)	$589,539	$628,538	$670,392	$637,785	$562,357	$533,782

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP Floating Rate Portfolio (the "Portfolio") (formerly known as NYLI VP Floating Rate Portfolio), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. However, due to its principal investment strategies and investment processes, the Portfolio has historically operated as a "diversified" portfolio. Therefore, the Portfolio will not operate as "non-diversified" portfolio without first obtaining shareholder approval.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 2, 2005
Service Class	May 2, 2005
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek high current income.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation

30	NYLIM VP Floating Rate Portfolio

Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined
31

Notes to Financial Statements (Unaudited) (continued)
below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represent the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged

32	NYLIM VP Floating Rate Portfolio

directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the
Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(I) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Portfolio could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Portfolio is exposed to risk until the sale or exercise of each right or warrant is completed.
(J) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Portfolio’s principal investments include floating rate loans, which are usually rated below investment grade and are generally considered speculative by rating agencies because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, of these and other events, the Portfolio’s NAVs could decrease and you could lose money.
In addition, floating rate loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in
33

Notes to Financial Statements (Unaudited) (continued)
borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, floating rate loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
The Portfolio may invest in foreign debt securities, which carry certain risks in addition to the usual risks inherent in domestic debt securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investment Management and NYL Investors, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.60% up to $1 billion; 0.575% from $1 billion to $3 billion; and 0.565% in excess of $3 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.60% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $3,392,003 and paid the Subadvisor fees in the amount of $1,696,001.
Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.

34	NYLIM VP Floating Rate Portfolio

Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,174,979,654	$3,819,595	$(34,780,141)	$(30,960,546)
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $90,352,474, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$8,065	$82,287
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$78,728,894
Note 5–Commitments and Contingencies
As of June 30, 2026, the Portfolio had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
American Rock Salt Co. LLC, First Lien First Out Delayed Draw Commitment Term Loan TBD, due 6/9/28	$206,669	$1,539
CoreWeave Financing V LLC, First Lien Delayed Draw Loan Commitment Term Loan 8.10%, (1 Day SOFR + 4.50%), due 11/17/31	460,358	13,485
Emma Buyer LLC
First Lien Delayed Draw Term Loan
TBD, due 6/16/33	156,006	293
First Lien Delayed Draw Term Loan
TBD, due 6/16/33	312,011	587
First Eagle Holdings, Inc., First Lien Delayed Draw Term Loan TBD, due 8/16/32	436,693	(807)
Kaman Corp., First Lien 2026-1 New Delayed Draw Term Loan TBD, due 2/26/32	69,163	(60)
Pinnacle Buyer LLC, First Lien Delayed Draw Commitment Term Loan B TBD, due 10/1/32	181,792	340
Prestige Brands, Inc., First Lien Term Loan B 5.62%, (1 Month SOFR + 2.00%), due 6/13/33	208,490	(1,837)
Pye-Barker Fire & Safety LLC, First Lien Initial Delayed Draw Term Loan 6.16%, (3 Month SOFR + 2.50%), due 12/16/32	457,360	(1,019)
Raven Acquisition Holdings LLC, First Lien 2024 Delayed Draw Term Loan TBD, due 11/19/31	270,822	1,052
US Fertility Enterprises LLC, First Lien Delayed Draw Term Loan TBD, due 12/30/32	101,811	(127)
Total	$2,861,175	$13,446

TBD—To Be Determined
Commitments are available until maturity date.
35

Notes to Financial Statements (Unaudited) (continued)
Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 7–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 9–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $208,565 and $208,091, respectively.
Note 10–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	1,537,783	$12,711,064
Shares issued to shareholders in reinvestment of distributions	2,124,966	17,510,040
Shares redeemed	(4,009,362)	(33,094,492)
Net increase (decrease)	(346,613)	$(2,873,388)
Year ended December 31, 2025:
Shares sold	16,614,945	$139,844,351
Shares issued to shareholders in reinvestment of distributions	4,117,753	34,786,954
Shares redeemed	(4,448,677)	(37,638,212)
Net increase (decrease)	16,284,021	$136,993,093

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	3,957,497	$32,685,634
Shares issued to shareholders in reinvestment of distributions	2,257,447	18,616,675
Shares redeemed	(9,359,953)	(77,470,883)
Net increase (decrease)	(3,145,009)	$(26,168,574)
Year ended December 31, 2025:
Shares sold	11,140,595	$94,304,781
Shares issued to shareholders in reinvestment of distributions	5,195,608	43,941,940
Shares redeemed	(19,714,265)	(166,491,096)
Net increase (decrease)	(3,378,062)	$(28,244,375)
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

36	NYLIM VP Floating Rate Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
37

NYLIM VP U.S. Government Money Market Portfolio
(formerly known as NYLI VP U.S. Government Money Market Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Principal Amount	Value
Short-Term Investments 100.0%
Government Agency Debt 37.9%
Federal Agricultural Mortgage Corp.
3.688%, due 12/4/26	$ 25,000,000	$ 24,608,917
3.779%, due 12/3/26	26,000,000	25,584,686
3.80%, due 4/8/27	25,000,000	25,000,000
Federal Farm Credit Banks Corp.
3.611%, due 9/18/26	5,000,000	4,961,268
3.612%, due 10/29/26	30,000,000	29,647,000
3.662%, due 8/7/26	30,000,000	29,887,767
3.664%, due 8/21/26	13,000,000	12,932,963
3.668%, due 8/24/26	5,000,000	4,972,700
Federal Home Loan Banks
3.644%, due 7/31/26	13,700,000	13,658,672
3.658%, due 8/7/26	5,970,000	5,947,666
3.662%, due 8/14/26	16,300,000	16,227,921
3.673%, due 10/15/26	25,000,000	24,734,632
3.679%, due 9/23/26	15,000,000	14,872,775
3.729%, due 11/25/26	20,000,000	19,701,100
Federal Home Loan Mortgage Corp.
3.646%, due 11/10/26	20,000,000	19,738,567
3.653%, due 7/20/26	36,084,000	36,015,059
Total Government Agency Debt (Cost $308,491,693)		308,491,693
Treasury Debt 31.1%
U.S. Treasury Bills (a)
3.621%, due 7/21/26	9,351,000	9,332,267
3.637%, due 8/4/26	26,204,000	26,115,030
3.643%, due 8/11/26	50,850,000	50,640,144
3.648%, due 8/13/26	55,565,000	55,324,571
3.653%, due 8/25/26	4,500,000	4,475,181
3.662%, due 9/22/26	11,845,000	11,746,141
3.666%, due 8/18/26	17,695,000	17,608,990
3.671%, due 9/15/26	10,101,000	10,023,505
3.679%, due 9/29/26	8,050,000	7,976,856
3.707%, due 9/24/26	60,600,000	60,074,312
Total Treasury Debt (Cost $253,316,997)		253,316,997
	Principal Amount	Value

Treasury Repurchase Agreements 31.0%
BMO Capital Markets
3.64%, dated 6/30/26
due 7/1/26
Proceeds at Maturity $20,002,022
(Collateralized by United States Treasury securities with a rate of 0.00% and maturity dates between 07/28/2026 and 10/01/2026, with a Principal Amount of $20,564,400 and an aggregate Market Value, including accrued interest, of $20,400,001)	$ 20,000,000	$ 20,000,000
BofA Securities, Inc. 3.64%, dated 6/30/26 due 7/1/26 Proceeds at Maturity $125,012,639 (Collateralized by United States Treasury securities with a rate of 0.00% and maturity dates between 11/15/2030 and 02/15/2042, with a Principal Amount of $207,282,542 and an aggregate Market Value, including accrued interest, of $127,500,001)	125,000,000	125,000,000
RBC Capital Markets LLC 3.64%, dated 6/30/26 due 7/1/26 Proceeds at Maturity $32,288,264 (Collateralized by United States Treasury security with a rate of 3.25% and with maturity date of 05/15/2042, with a Principal Amount of $39,561,900 and an aggregate Market Value, including accrued interest, of $32,934,036)	32,285,000	32,285,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Short-Term Investments (continued)
Treasury Repurchase Agreements (continued)
Scotia Capital (USA) Inc.
3.64%, dated 6/30/26
due 7/1/26
Proceeds at Maturity $30,003,033
(Collateralized by United States Treasury securities with rates between 0.375% and 4.625% and maturity dates between 01/15/2027 and 02/15/2056, with a Principal Amount of $29,112,100 and an aggregate Market Value, including accrued interest, of $30,600,080)	$ 30,000,000	$ 30,000,000
TD Securities, Inc. 3.64%, dated 6/30/26 due 7/1/26 Proceeds at Maturity $45,004,550 (Collateralized by United States Treasury securities with rates between 4.00% and 4.125% and maturity dates between 06/30/2028 and 10/31/2029, with a Principal Amount of $45,835,500 and an aggregate Market Value, including accrued interest, of $45,900,036)	45,000,000	45,000,000
Total Treasury Repurchase Agreements (Cost $252,285,000)		252,285,000
Total Short-Term Investments (Cost $814,093,690)	100.0%	814,093,690
Other Assets, Less Liabilities	(0.0)‡	(3,794)
Net Assets	100.0%	$ 814,089,896

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Interest rate shown represents yield to maturity.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP U.S. Government Money Market Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Short-Term Investments
Government Agency Debt	$ —	$ 308,491,693	$ —	$ 308,491,693
Treasury Debt	—	253,316,997	—	253,316,997
Treasury Repurchase Agreements	—	252,285,000	—	252,285,000
Total Investments in Securities	$ —	$ 814,093,690	$ —	$ 814,093,690

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (amortized cost $561,808,690)	$561,808,690
Repurchase agreements, at value (amortized cost $252,285,000)	252,285,000
Cash	886
Receivables:
Interest	243,542
Other assets	6,946
Total assets	814,345,064
Liabilities
Payables:
Manager (See Note 3)	159,440
Professional fees	27,938
Shareholder communication	19,452
Custodian	9,844
Trustees	2,297
Accrued expenses	36,197
Total liabilities	255,168
Net assets	$814,089,896
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$814,005
Additional paid-in-capital	813,259,089
814,073,094
Total distributable earnings (loss)	16,802
Net assets	$814,089,896
Initial Class
Net assets applicable to outstanding shares	$814,089,896
Shares of beneficial interest outstanding	814,005,195
Net asset value per share outstanding	$1.00

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP U.S. Government Money Market Portfolio

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$14,824,446
Expenses
Manager (See Note 3)	1,533,928
Professional fees	55,592
Shareholder communication	38,990
Trustees	14,584
Custodian	14,352
Miscellaneous	3,014
Total expenses before waiver/reimbursement	1,660,460
Expense waiver/reimbursement from Manager (See Note 3)	(517,911)
Net expenses	1,142,549
Net investment income (loss)	13,681,897
Realized Gain (Loss)
Net realized gain (loss) on investments	(122)
Net increase (decrease) in net assets resulting from operations	$13,681,775
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$13,681,897	$33,231,215
Net realized gain (loss)	(122)	1,471
Net increase (decrease) in net assets resulting from operations	13,681,775	33,232,686
Distributions to shareholders:
Initial Class	(13,681,898)	(33,231,215)
Capital share transactions:
Net proceeds from sales of shares	217,246,264	479,542,216
Net asset value of shares issued to shareholders in reinvestment of distributions	13,681,898	33,231,215
Cost of shares redeemed	(241,111,145)	(518,511,617)
Increase (decrease) in net assets derived from capital share transactions	(10,182,983)	(5,738,186)
Net increase (decrease) in net assets	(10,183,106)	(5,736,715)
Net Assets
Beginning of period	824,273,002	830,009,717
End of period	$814,089,896	$824,273,002
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP U.S. Government Money Market Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.02	0.04	0.05	0.05	0.01	0.00‡
Net realized and unrealized gain (loss) on investments	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.02	0.04	0.05	0.05	0.01	0.00‡
Less distributions:
From net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)‡
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (a)	1.70%	4.05%	5.02%	4.81%	1.29%	0.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.40%††	3.98%	4.92%	4.72%	1.40%	0.01%
Net expenses	0.28%††	0.28%	0.28%	0.28%	0.24%	0.04%
Expenses (before waiver/reimbursement)	0.41%††	0.42%	0.41%	0.40%	0.40%	0.41%
Net assets at end of period (in 000's)	$814,090	$824,273	$830,010	$1,117,677	$857,323	$630,034

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP U.S. Government Money Market Portfolio (the "Portfolio") (formerly known as NYLI VP U.S. Government Money Market Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share class that has been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares.
The Portfolio's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Valuation of Shares. You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share by using the amortized cost method of valuation, it cannot guarantee it will do so. In addition, as a “government money market portfolio,” the Board of Trustees of the Trust ("Board") has determined that the Portfolio is not subject to the imposition of liquidity fees. The Board has reserved its ability to change this determination with respect to the imposition of liquidity fees, but such change would become effective only after shareholders are provided with specific advance notice of the change. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio's sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
(B) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (generally 4:00  p.m. Eastern time) on each day the Portfolio is open for business (“valuation date”). Securities are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. In such cases, amortized cost approximates the current fair value of a security.
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is

10	NYLIM VP U.S. Government Money Market Portfolio

reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy. The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of June 30, 2026, the aggregate value by input level of the Portfolio’s assets and liabilities is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolio may utilize some of the following fair value techniques: multi-dimensional relational pricing models and option adjusted spread pricing. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies. Securities valued in this manner are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(C) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
11

Notes to Financial Statements (Unaudited) (continued)
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(D) Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
(F) Expenses.  Expenses of the Fund are allocated to the individual Funds in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment
Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(I) Repurchase Agreements.  The Portfolio may enter into repurchase agreements (i.e., buy a security from another party with the agreement that it will be sold back in the future) to earn income. The Portfolio may enter into repurchase agreements only with counterparties, usually financial institutions, that are deemed by the Manager or the Subadvisor to be creditworthy, pursuant to guidelines established by the Board. During the term of any repurchase agreement, the Manager or the Subadvisor will continue to monitor the creditworthiness of the counterparty. Under the 1940 Act, repurchase agreements are considered to be collateralized loans by the Portfolio to the counterparty secured by the securities transferred to the Portfolio.
Repurchase agreements are subject to counterparty risk, meaning the Portfolio could lose money by the counterparty’s failure to perform under the terms of the agreement. The Portfolio mitigates this risk by ensuring the repurchase agreement is collateralized by cash, U.S. government securities, fixed income securities and/or other securities. The collateral is held by the Portfolio's custodian and valued daily on a mark to market basis to determine if the value, including accrued interest, exceeds the repurchase price. In the event of the counterparty’s default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, such as in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be limited or subject to delay, to legal proceedings and possible realized loss to the Portfolio.
(J) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to

12	NYLIM VP U.S. Government Money Market Portfolio

interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investment Management and NYL Investors, New York Life Investment Management pays for the services of the Subadvisor.
The Fund, on behalf of the Portfolio, pays New York Life Investment Management in its capacity as the Portfolio’s investment manager and administrator, pursuant to the Management Agreement, a monthly fee for the services performed and the facilities furnished at an annual rate of 0.40% up to $500 million; 0.35% from $500 million to $1 billion; and 0.30% in excess of $1 billion.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that total annual operating expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Initial Class shares do not exceed 0.28% of average daily net assets. This agreement will remain in effect until May 1, 2027 and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended June 30, 2026, the effective management fee rate was 0.38% of the Portfolio's average daily net assets.
New York Life Investment Management may voluntarily waive fees or reimburse expenses of the Portfolio to the extent it deems appropriate to enhance the yield of the Portfolio's during periods when expenses have a significant impact on the yield of the Portfolio, as applicable, because of low interest rates. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Portfolio and described in the Portfolio's prospectus.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $1,533,928 and paid the Subadvisor in the amount of $508,008. Additionally, New York Life Investment Management reimbursed expenses in the amount of $517,911, without which the Portfolio's total returns would have been lower.
Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
Note 4-Federal Income Tax
The amortized cost also represents the aggregate cost for federal income tax purposes.
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $3,289, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$3	$—
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$33,231,215
13

Notes to Financial Statements (Unaudited) (continued)
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class (at $1 per share)	Shares
Six-month period ended June 30, 2026:
Shares sold	217,224,540
Shares issued to shareholders in reinvestment of distributions	13,680,530
Shares redeemed	(241,087,036)
Net increase (decrease)	(10,181,966)
Year ended December 31, 2025:
Shares sold	479,494,627
Shares issued to shareholders in reinvestment of distributions	33,227,892
Shares redeemed	(518,460,036)
Net increase (decrease)	(5,737,517)
Note 7–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
14	NYLIM VP U.S. Government Money Market Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
15

NYLIM VP Allocation Portfolios

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026
NYLIM VP Conservative Allocation Portfolio (formerly known as NYLI VP Conservative Allocation Portfolio)
NYLIM VP Moderate Allocation Portfolio (formerly known as NYLI VP Moderate Allocation Portfolio)
NYLIM VP Growth Allocation Portfolio (formerly known as NYLI VP Growth Allocation Portfolio)
NYLIM VP Equity Allocation Portfolio (formerly known as NYLI VP Equity Allocation Portfolio)

NYLIM VP Conservative Allocation Portfolio
Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.9%
Equity Funds 36.6%
NYLIM Candriam International Equity ETF	213,754	$ 8,185,218
NYLIM Candriam U.S. Large Cap Equity ETF	144,331	9,034,255
NYLIM Candriam U.S. Mid Cap Equity ETF	245,911	9,786,372
NYLIM Epoch Capital Growth Fund Class I	73,710	1,255,269
NYLIM Epoch International Choice Fund Class I	135,910	7,419,672
NYLIM Fiera SMID Growth Fund Class R6	100,320	1,886,073
NYLIM FTSE International Equity Currency Neutral ETF	187,697	7,149,379
NYLIM PineStone U.S. Equity Fund Class R6	86,052	1,786,547
NYLIM U.S. Large Cap R&D Leaders ETF	418,172	18,441,971
NYLIM VP American Century Large Cap Equity Portfolio Initial Class	155,613	1,815,831
NYLIM VP Candriam Emerging Markets Equity Portfolio Initial Class	387,345	5,323,134
NYLIM VP Dimensional U.S. Equity Portfolio Initial Class	58,103	1,835,839
NYLIM VP Epoch U.S. Equity Yield Portfolio Initial Class	89,024	1,825,003
NYLIM VP MFS® Investors Trust Portfolio Initial Class	275,460	3,248,172
NYLIM VP MFS® Research Portfolio Initial Class	333,415	3,872,577
NYLIM VP PineStone International Equity Portfolio Initial Class	32,773	433,513
NYLIM VP S&P 500 Index Portfolio Initial Class	51,119	6,860,643
NYLIM VP Schroders Mid Cap Opportunities Portfolio Initial Class	674,027	7,894,073
NYLIM VP Small Cap Growth Portfolio Initial Class	189,795	2,683,030
NYLIM VP Wellington Growth Portfolio Initial Class	241,229	8,365,959
NYLIM VP Wellington Small Cap Portfolio Initial Class	395,819	5,305,037
NYLIM VP Winslow Large Cap Growth Portfolio Initial Class	56,082	1,865,584
NYLIM WMC Enduring Capital Fund Class R6	48,261	1,860,281
NYLIM WMC International Research Equity Fund Class I	524,801	6,140,699
	Shares	Value

Equity Funds (continued)
NYLIM WMC Value Fund Class R6	64,928	$ 2,376,286
Total Equity Funds (Cost $101,858,452)		126,650,417
Fixed Income Funds 53.3%
NYLIM Investment Grade CLO ETF	51,092	1,283,686
NYLIM MacKay Core Plus Bond ETF (a)	3,600,312	75,246,522
NYLIM MacKay High Income ETF (a)	495,772	12,803,312
NYLIM MacKay Securitized Income ETF (a)	799,735	20,296,075
NYLIM VP Bond Portfolio Initial Class (a)	1,022,888	12,551,649
NYLIM VP Floating Rate Portfolio Initial Class	3,122,247	25,645,509
NYLIM VP MacKay High Yield Corporate Bond Portfolio Initial Class	1,373,073	12,907,709
NYLIM VP MacKay U.S. Infrastructure Bond Portfolio Initial Class (a)	2,012,065	20,368,138
NYLIM VP PIMCO Real Return Portfolio Initial Class	432,289	3,429,218
Total Fixed Income Funds (Cost $188,676,433)		184,531,818
Total Affiliated Investment Companies (Cost $290,534,885)		311,182,235
Short-Term Investment 9.3%
Affiliated Investment Company 9.3%
NYLIM U.S. Government Liquidity Fund, 3.551% (b)	32,105,004	32,105,004
Total Short-Term Investment (Cost $32,105,004)	9.3%	32,105,004
Total Investments (Cost $322,639,889)	99.2%	343,287,239
Other Assets, Less Liabilities	0.8	2,756,807
Net Assets	100.0%	$ 346,044,046

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of June 30, 2026, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of June 30, 2026.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM Candriam Emerging Markets Debt Fund Class I	$ 3,533	$ —	$ (3,554)	$ 159	$ (138)	$ —	$ —	$ —	—
NYLIM Candriam International Equity ETF	5,589	2,695	(627)	209	319	8,185	140	—	214
NYLIM Candriam U.S. Large Cap Equity ETF	5,739	4,424	(2,383)	805	449	9,034	45	—	144
NYLIM Candriam U.S. Mid Cap Equity ETF	4,989	4,774	(1,062)	270	815	9,786	46	—	246
NYLIM Epoch Capital Growth Fund Class I	1,219	5	(78)	14	95	1,255	—	—	74
NYLIM Epoch International Choice Fund Class I	6,638	357	(486)	190	720	7,419	—	—	136
NYLIM Fiera SMID Growth Fund Class R6	5,148	—	(3,371)	348	(239)	1,886	—	—	100
NYLIM FTSE International Equity Currency Neutral ETF	7,010	3	(1,015)	446	705	7,149	62	—	188
NYLIM Investment Grade CLO ETF	—	1,287	—	—	(3)	1,284	4	—	51
NYLIM MacKay Core Plus Bond ETF	76,525	3,177	(3,271)	91	(1,275)	75,247	2,054	—	3,600
NYLIM MacKay High Income ETF	11,315	2,164	(494)	3	(186)	12,802	411	—	496
NYLIM MacKay Securitized Income ETF	20,273	1,185	(886)	14	(290)	20,296	504	—	800
NYLIM PineStone U.S. Equity Fund Class R6	5,634	5	(3,970)	861	(743)	1,787	—	—	86
NYLIM U.S. Government Liquidity Fund	35,692	45,187	(48,774)	—	—	32,105	586	—	32,105
NYLIM U.S. Large Cap R&D Leaders ETF	3,826	12,829	—	—	1,787	18,442	31	—	418
NYLIM VP American Century Large Cap Equity Portfolio Initial Class (a)	5,885	—	(4,184)	874	(759)	1,816	—	—	156
NYLIM VP Bond Portfolio Initial Class	12,655	433	(622)	(4)	90	12,552	—	—	1,023
NYLIM VP Candriam Emerging Markets Equity Portfolio Initial Class	5,346	18	(1,538)	179	1,318	5,323	—	—	387
NYLIM VP Dimensional U.S. Equity Portfolio Initial Class	5,868	—	(4,179)	226	(79)	1,836	—	—	58
NYLIM VP Epoch U.S. Equity Yield Portfolio Initial Class	5,484	151	(4,323)	540	(27)	1,825	—	—	89
NYLIM VP Floating Rate Portfolio Initial Class	26,367	1,329	(1,501)	(120)	(429)	25,646	833	—	3,122
NYLIM VP MacKay High Yield Corporate Bond Portfolio Initial Class	11,453	1,912	(680)	25	198	12,908	—	—	1,373
NYLIM VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	20,581	686	(1,070)	60	111	20,368	—	—	2,012
NYLIM VP MFS® Investors Trust Portfolio Initial Class	3,140	661	(763)	93	117	3,248	—	—	275
NYLIM VP MFS® Research Portfolio Initial Class	3,174	1,229	(748)	70	148	3,873	—	—	333
NYLIM VP PIMCO Real Return Portfolio Initial Class	3,498	69	(175)	(16)	53	3,429	—	—	432
NYLIM VP PineStone International Equity Portfolio Initial Class	4,044	266	(3,957)	670	(589)	434	—	—	33
NYLIM VP S&P 500 Index Portfolio Initial Class	3,479	3,611	(892)	71	592	6,861	—	—	51
NYLIM VP Schroders Mid Cap Opportunities Portfolio Initial Class	5,159	3,108	(1,604)	615	616	7,894	—	—	674
NYLIM VP Small Cap Growth Portfolio Initial Class	4,975	425	(3,412)	724	(29)	2,683	—	—	190
NYLIM VP Wellington Growth Portfolio Initial Class	6,280	3,632	(2,058)	1,006	(494)	8,366	—	—	241
NYLIM VP Wellington Small Cap Portfolio Initial Class	4,844	663	(1,303)	422	679	5,305	—	—	396
NYLIM VP Winslow Large Cap Growth Portfolio Initial Class	6,037	—	(4,007)	695	(859)	1,866	—	—	56
NYLIM WMC Enduring Capital Fund Class R6	5,325	—	(3,686)	259	(38)	1,860	—	—	48
NYLIM WMC International Research Equity Fund Class I	6,323	1,644	(2,727)	1,086	(185)	6,141	—	—	525
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP Conservative Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM WMC Value Fund Class R6	$ 5,541	$ 32	$ (3,493)	$ 540	$ (244)	$ 2,376	$ —	$ —	65
	$348,588	$97,961	$(116,893)	$11,425	$2,206	$343,287	$4,716	$—

(a)	Prior to May 1, 2026, known as NYLI VP American Century Sustainable Equity Portfolio Initial Class.

Swap Contracts
Open OTC total return equity swap contracts as of June 30, 2026 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.40%	12/1/26	Daily	7,655	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.40%	12/1/26	Daily	(1,736)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/26	Daily	2,893	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.55%	12/1/26	Daily	3,044	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.42%	4/8/27	Daily	2,668	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	7,599	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	6,360	—
						$ —

1.	As of June 30, 2026, cash in the amount of $1,882,542 was pledged to brokers for OTC swap contracts.
2.	Portfolio receives on long positions or pays on short positions the floating rate total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of June 30, 2026.

Abbreviation(s):
CLO—Collateralized Loan Obligation
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 126,650,417	$ —	$ —	$ 126,650,417
Fixed Income Funds	184,531,818	—	—	184,531,818
Total Affiliated Investment Companies	311,182,235	—	—	311,182,235
Short-Term Investment
Affiliated Investment Company	32,105,004	—	—	32,105,004
Total Investments in Securities	343,287,239	—	—	343,287,239
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 343,287,239	$ —	$ —	$ 343,287,239

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP Conservative Allocation Portfolio

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in affiliated investment companies, at value (identified cost $322,639,889)	$343,287,239
Cash collateral on deposit at broker for swap contracts	1,882,542
Receivables:
Dividends	763,749
Dividends and interest on OTC swaps contracts	333,236
Portfolio shares sold	54,268
Other assets	4,260
Total assets	346,325,294
Liabilities
Payables:
Investment securities purchased	134,297
Distribution/Service fees (See Note 3)	67,919
Portfolio shares redeemed	39,158
Professional fees	16,877
Custodian	10,594
Shareholder communication	7,022
Trustees	1,087
Accrued expenses	4,294
Total liabilities	281,248
Net assets	$346,044,046
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$30,176
Additional paid-in-capital	336,645,383
336,675,559
Total distributable earnings (loss)	9,368,487
Net assets	$346,044,046
Initial Class
Net assets applicable to outstanding shares	$14,804,050
Shares of beneficial interest outstanding	1,274,568
Net asset value per share outstanding	$11.61
Service Class
Net assets applicable to outstanding shares	$331,239,996
Shares of beneficial interest outstanding	28,901,921
Net asset value per share outstanding	$11.46

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$4,716,378
Expenses
Distribution/Service—Service Class (See Note 3)	411,968
Professional fees	35,903
Shareholder communication	17,014
Custodian	12,050
Trustees	6,173
Miscellaneous	5,176
Total expenses	488,284
Net investment income (loss)	4,228,094
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	11,425,163
Swap transactions	3,042,877
Net realized gain (loss)	14,468,040
Net change in unrealized appreciation (depreciation) on: Affiliated investment companies	2,206,351
Net realized and unrealized gain (loss)	16,674,391
Net increase (decrease) in net assets resulting from operations	$20,902,485
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP Conservative Allocation Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,228,094	$12,596,973
Net realized gain (loss)	14,468,040	13,936,208
Net change in unrealized appreciation (depreciation)	2,206,351	5,549,243
Net increase (decrease) in net assets resulting from operations	20,902,485	32,082,424
Distributions to shareholders:
Initial Class	—	(610,132)
Service Class	—	(14,029,855)
Total distributions to shareholders	—	(14,639,987)
Capital share transactions:
Net proceeds from sales of shares	14,271,998	24,539,139
Net asset value of shares issued to shareholders in reinvestment of distributions	—	14,639,987
Cost of shares redeemed	(40,383,128)	(97,733,718)
Increase (decrease) in net assets derived from capital share transactions	(26,111,130)	(58,554,592)
Net increase (decrease) in net assets	(5,208,645)	(41,112,155)
Net Assets
Beginning of period	351,252,691	392,364,846
End of period	$346,044,046	$351,252,691
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.92	$10.42	$9.94	$9.64	$12.91	$12.44
Net investment income (loss) (a)	0.15	0.40	0.41	0.31	0.26	0.27
Net realized and unrealized gain (loss)	0.54	0.58	0.24	0.63	(1.89)	0.61
Total from investment operations	0.69	0.98	0.65	0.94	(1.63)	0.88
Less distributions:
From net investment income	—	(0.48)	(0.17)	(0.30)	(0.53)	(0.25)
From net realized gain on investments	—	—	—	(0.34)	(1.11)	(0.16)
Total distributions	—	(0.48)	(0.17)	(0.64)	(1.64)	(0.41)
Net asset value at end of period	$11.61	$10.92	$10.42	$9.94	$9.64	$12.91
Total investment return (b)	6.34%	9.56%	6.51%	10.29%	(12.05)%	7.13%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.71%††	3.74%	3.95%	3.12%	2.31%	2.12%
Net expenses (c)	0.04%††	0.05%	0.03%	0.03%	0.03%	0.03%
Portfolio turnover rate	17%	21%	50%	18%	26%	25%
Net assets at end of period (in 000's)	$14,804	$14,086	$13,810	$13,959	$13,487	$17,168

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.79	$10.29	$9.82	$9.52	$12.77	$12.30
Net investment income (loss) (a)	0.13	0.36	0.37	0.27	0.23	0.23
Net realized and unrealized gain (loss)	0.54	0.59	0.24	0.64	(1.88)	0.61
Total from investment operations	0.67	0.95	0.61	0.91	(1.65)	0.84
Less distributions:
From net investment income	—	(0.45)	(0.14)	(0.27)	(0.49)	(0.21)
From net realized gain on investments	—	—	—	(0.34)	(1.11)	(0.16)
Total distributions	—	(0.45)	(0.14)	(0.61)	(1.60)	(0.37)
Net asset value at end of period	$11.46	$10.79	$10.29	$9.82	$9.52	$12.77
Total investment return (b)	6.21%	9.29%	6.25%	10.02%	(12.27)%	6.86%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.45%††	3.43%	3.62%	2.80%	2.03%	1.83%
Net expenses (c)	0.29%††	0.30%	0.28%	0.28%	0.28%	0.28%
Portfolio turnover rate	17%	21%	50%	18%	26%	25%
Net assets at end of period (in 000's)	$331,240	$337,166	$378,555	$439,516	$496,304	$670,879

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP Conservative Allocation Portfolio

NYLIM VP Moderate Allocation Portfolio
Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.4%
Equity Funds 56.9%
NYLIM Candriam International Equity ETF (a)	604,672	$ 23,154,523
NYLIM Candriam U.S. Large Cap Equity ETF (a)	475,446	29,760,067
NYLIM Candriam U.S. Mid Cap Equity ETF (a)	667,545	26,565,888
NYLIM Epoch Capital Growth Fund Class I	141,670	2,412,627
NYLIM Epoch International Choice Fund Class I (a)	409,629	22,362,656
NYLIM Fiera SMID Growth Fund Class R6 (a)	384,732	7,233,184
NYLIM FTSE International Equity Currency Neutral ETF	373,467	14,225,358
NYLIM PineStone U.S. Equity Fund Class R6 (a)	331,675	6,885,971
NYLIM U.S. Large Cap R&D Leaders ETF (a)	1,025,667	45,233,351
NYLIM VP American Century Large Cap Equity Portfolio Initial Class	593,519	6,925,716
NYLIM VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	1,286,594	17,681,151
NYLIM VP Dimensional U.S. Equity Portfolio Initial Class	220,892	6,979,357
NYLIM VP Epoch U.S. Equity Yield Portfolio Initial Class	338,198	6,933,128
NYLIM VP MFS® Investors Trust Portfolio Initial Class (a)	914,756	10,786,621
NYLIM VP MFS® Research Portfolio Initial Class (a)	995,443	11,561,972
NYLIM VP PineStone International Equity Portfolio Initial Class	165,015	2,182,749
NYLIM VP S&P 500 Index Portfolio Initial Class	151,504	20,333,155
NYLIM VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	1,934,631	22,658,012
NYLIM VP Small Cap Growth Portfolio Initial Class	559,289	7,906,392
NYLIM VP Wellington Growth Portfolio Initial Class	810,686	28,115,010
NYLIM VP Wellington Small Cap Portfolio Initial Class (a)	1,020,835	13,681,946
NYLIM VP Winslow Large Cap Growth Portfolio Initial Class	214,283	7,128,170
NYLIM WMC Enduring Capital Fund Class R6 (a)	182,687	7,041,852
	Shares	Value

Equity Funds (continued)
NYLIM WMC International Research Equity Fund Class I (a)	1,718,361	$ 20,106,547
NYLIM WMC Value Fund Class R6 (a)	225,043	8,236,329
Total Equity Funds (Cost $293,167,465)		376,091,732
Fixed Income Funds 33.5%
NYLIM Investment Grade CLO ETF (a)	97,720	2,455,215
NYLIM MacKay Core Plus Bond ETF (a)	4,120,238	86,112,974
NYLIM MacKay High Income ETF (a)	630,332	16,278,324
NYLIM MacKay Securitized Income ETF (a)	915,123	23,224,449
NYLIM VP Bond Portfolio Initial Class (a)	1,170,500	14,362,968
NYLIM VP Floating Rate Portfolio Initial Class (a)	3,969,632	32,605,763
NYLIM VP MacKay High Yield Corporate Bond Portfolio Initial Class	1,745,759	16,411,184
NYLIM VP MacKay U.S. Infrastructure Bond Portfolio Initial Class (a)	2,302,424	23,307,434
NYLIM VP PIMCO Real Return Portfolio Initial Class (a)	824,441	6,540,043
Total Fixed Income Funds (Cost $225,674,061)		221,298,354
Total Affiliated Investment Companies (Cost $518,841,526)		597,390,086
Short-Term Investment 9.1%
Affiliated Investment Company 9.1%
NYLIM U.S. Government Liquidity Fund, 3.551% (a)(b)	60,387,440	60,387,440
Total Short-Term Investment (Cost $60,387,440)	9.1%	60,387,440
Total Investments (Cost $579,228,966)	99.5%	657,777,526
Other Assets, Less Liabilities	0.5	3,357,149
Net Assets	100.0%	$ 661,134,675

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of June 30, 2026, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of June 30, 2026.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM Candriam Emerging Markets Debt Fund Class I	$ 6,716	$ —	$ (6,756)	$ 302	$ (262)	$ —	$ —	$ —	—
NYLIM Candriam International Equity ETF	17,382	4,454	(274)	109	1,484	23,155	396	—	605
NYLIM Candriam U.S. Large Cap Equity ETF	18,121	8,790	(1,026)	452	3,423	29,760	131	—	475
NYLIM Candriam U.S. Mid Cap Equity ETF	13,643	10,123	—	—	2,800	26,566	116	—	668
NYLIM Epoch Capital Growth Fund Class I	2,345	—	(141)	24	185	2,413	—	—	142
NYLIM Epoch International Choice Fund Class I	20,229	131	(800)	280	2,523	22,363	—	—	410
NYLIM Fiera SMID Growth Fund Class R6	13,465	—	(6,733)	867	(366)	7,233	—	—	385
NYLIM FTSE International Equity Currency Neutral ETF	13,359	—	(1,365)	590	1,641	14,225	123	—	373
NYLIM Investment Grade CLO ETF	—	2,460	—	—	(5)	2,455	7	—	98
NYLIM MacKay Core Plus Bond ETF	85,930	7,200	(5,670)	175	(1,522)	86,113	2,338	—	4,120
NYLIM MacKay High Income ETF	13,182	4,343	(999)	5	(253)	16,278	520	—	630
NYLIM MacKay Securitized Income ETF	22,793	2,306	(1,560)	21	(336)	23,224	575	—	915
NYLIM PineStone U.S. Equity Fund Class R6	18,687	—	(12,177)	2,460	(2,084)	6,886	—	—	332
NYLIM U.S. Government Liquidity Fund	66,401	109,093	(115,107)	—	—	60,387	1,099	—	60,387
NYLIM U.S. Large Cap R&D Leaders ETF	7,291	34,198	—	—	3,744	45,233	73	—	1,026
NYLIM VP American Century Large Cap Equity Portfolio Initial Class (a)	19,382	—	(13,065)	3,252	(2,643)	6,926	—	—	594
NYLIM VP Bond Portfolio Initial Class	14,232	1,089	(1,057)	(8)	107	14,363	—	—	1,171
NYLIM VP Candriam Emerging Markets Equity Portfolio Initial Class	16,881	—	(4,052)	1,420	3,432	17,681	—	—	1,287
NYLIM VP Dimensional U.S. Equity Portfolio Initial Class	19,088	—	(12,832)	1,755	(1,032)	6,979	—	—	221
NYLIM VP Epoch U.S. Equity Yield Portfolio Initial Class	17,980	162	(13,039)	2,223	(393)	6,933	—	—	338
NYLIM VP Floating Rate Portfolio Initial Class	33,293	2,772	(2,757)	(208)	(494)	32,606	1,054	—	3,970
NYLIM VP MacKay High Yield Corporate Bond Portfolio Initial Class	13,363	4,013	(1,240)	45	230	16,411	—	—	1,746
NYLIM VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	23,118	1,764	(1,771)	97	99	23,307	—	—	2,302
NYLIM VP MFS® Investors Trust Portfolio Initial Class	11,181	—	(1,079)	131	554	10,787	—	—	915
NYLIM VP MFS® Research Portfolio Initial Class	11,118	363	(574)	55	600	11,562	—	—	995
NYLIM VP PIMCO Real Return Portfolio Initial Class	6,650	298	(479)	(40)	112	6,541	—	—	824
NYLIM VP PineStone International Equity Portfolio Initial Class	13,038	—	(11,090)	1,653	(1,418)	2,183	—	—	165
NYLIM VP S&P 500 Index Portfolio Initial Class	6,613	12,002	(59)	5	1,773	20,334	—	—	152
NYLIM VP Schroders Mid Cap Opportunities Portfolio Initial Class	14,632	4,941	(105)	34	3,156	22,658	—	—	1,935
NYLIM VP Small Cap Growth Portfolio Initial Class	12,975	—	(7,130)	1,852	209	7,906	—	—	559
NYLIM VP Wellington Growth Portfolio Initial Class	20,692	6,212	(109)	53	1,267	28,115	—	—	811
NYLIM VP Wellington Small Cap Portfolio Initial Class	12,430	334	(2,059)	692	2,285	13,682	—	—	1,021
NYLIM VP Winslow Large Cap Growth Portfolio Initial Class	19,652	—	(12,343)	3,843	(4,024)	7,128	—	—	214
NYLIM WMC Enduring Capital Fund Class R6	16,987	—	(10,654)	972	(263)	7,042	—	—	183
NYLIM WMC International Research Equity Fund Class I	19,464	1,472	(3,401)	1,305	1,267	20,107	—	—	1,718
NYLIM WMC Value Fund Class R6	17,635	163	(10,615)	1,612	(559)	8,236	—	—	225
	$659,948	$218,683	$(262,118)	$26,028	$15,237	$657,778	$6,432	$—

(a)	Prior to May 1, 2026, known as NYLI VP American Century Sustainable Equity Portfolio Initial Class.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLIM VP Moderate Allocation Portfolio

Swap Contracts
Open OTC total return equity swap contracts as of June 30, 2026 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.40%	12/1/26	Daily	14,380	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.40%	12/1/26	Daily	(3,311)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/26	Daily	5,578	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.55%	12/1/26	Daily	5,732	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.42%	4/8/27	Daily	3,385	—
Citibank NA	S&P 500 Energy Sector Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	1,175	—
Citibank NA	S&P 500 Financials Sector Total Return Index	1 day FEDF plus 1.05%	12/1/26	Daily	2,678	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	10,551	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	13,482	—
						$ —

1.	As of June 30, 2026, cash in the amount of $2,138,655 was pledged to brokers for OTC swap contracts.
2.	Portfolio receives on long positions or pays on short positions the floating rate total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of June 30, 2026.

Abbreviation(s):
CLO—Collateralized Loan Obligation
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 376,091,732	$ —	$ —	$ 376,091,732
Fixed Income Funds	221,298,354	—	—	221,298,354
Total Affiliated Investment Companies	597,390,086	—	—	597,390,086
Short-Term Investment
Affiliated Investment Company	60,387,440	—	—	60,387,440
Total Investments in Securities	657,777,526	—	—	657,777,526
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 657,777,526	$ —	$ —	$ 657,777,526

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLIM VP Moderate Allocation Portfolio

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in affiliated investment companies, at value (identified cost $579,228,966)	$657,777,526
Cash collateral on deposit at broker for swap contracts	2,138,655
Receivables:
Dividends	999,528
Dividends and interest on OTC swaps contracts	706,158
Portfolio shares sold	69,118
Other assets	7,033
Total assets	661,698,018
Liabilities
Payables:
Portfolio shares redeemed	213,065
Investment securities purchased	171,236
Distribution/Service fees (See Note 3)	124,708
Professional fees	18,728
Shareholder communication	14,463
Custodian	13,057
Trustees	2,064
Accrued expenses	6,022
Total liabilities	563,343
Net assets	$661,134,675
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$55,441
Additional paid-in-capital	569,977,702
570,033,143
Total distributable earnings (loss)	91,101,532
Net assets	$661,134,675
Initial Class
Net assets applicable to outstanding shares	$52,590,397
Shares of beneficial interest outstanding	4,361,813
Net asset value per share outstanding	$12.06
Service Class
Net assets applicable to outstanding shares	$608,544,278
Shares of beneficial interest outstanding	51,079,328
Net asset value per share outstanding	$11.91

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$6,432,173
Expenses
Distribution/Service—Service Class (See Note 3)	751,982
Professional fees	45,410
Shareholder communication	30,782
Trustees	11,612
Custodian	11,019
Miscellaneous	10,321
Total expenses	861,126
Net investment income (loss)	5,571,047
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	26,027,953
Swap transactions	5,674,897
Net realized gain (loss)	31,702,850
Net change in unrealized appreciation (depreciation) on: Affiliated investment companies	15,236,614
Net realized and unrealized gain (loss)	46,939,464
Net increase (decrease) in net assets resulting from operations	$52,510,511
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLIM VP Moderate Allocation Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$5,571,047	$17,175,626
Net realized gain (loss)	31,702,850	31,453,296
Net change in unrealized appreciation (depreciation)	15,236,614	21,473,397
Net increase (decrease) in net assets resulting from operations	52,510,511	70,102,319
Distributions to shareholders:
Initial Class	—	(1,561,879)
Service Class	—	(18,365,022)
Total distributions to shareholders	—	(19,926,901)
Capital share transactions:
Net proceeds from sales of shares	15,904,532	44,093,368
Net asset value of shares issued to shareholders in reinvestment of distributions	—	19,926,901
Cost of shares redeemed	(70,182,637)	(158,422,746)
Increase (decrease) in net assets derived from capital share transactions	(54,278,105)	(94,402,477)
Net increase (decrease) in net assets	(1,767,594)	(44,227,059)
Net Assets
Beginning of period	662,902,269	707,129,328
End of period	$661,134,675	$662,902,269
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.12	$10.32	$9.59	$9.22	$12.84	$11.99
Net investment income (loss) (a)	0.11	0.30	0.31	0.25	0.21	0.23
Net realized and unrealized gain (loss)	0.83	0.86	0.53	0.88	(2.06)	1.11
Total from investment operations	0.94	1.16	0.84	1.13	(1.85)	1.34
Less distributions:
From net investment income	—	(0.36)	(0.11)	(0.31)	(0.43)	(0.15)
From net realized gain on investments	—	—	—	(0.45)	(1.34)	(0.34)
Total distributions	—	(0.36)	(0.11)	(0.76)	(1.77)	(0.49)
Net asset value at end of period	$12.06	$11.12	$10.32	$9.59	$9.22	$12.84
Total investment return (b)	8.44%	11.30%	8.73%	13.01%	(13.69)%	11.37%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.95%††	2.81%	3.02%	2.59%	1.91%	1.81%
Net expenses (c)	0.03%††	0.04%	0.03%	0.02%	0.02%	0.02%
Portfolio turnover rate	18%	24%	36%	23%	31%	27%
Net assets at end of period (in 000's)	$52,590	$49,498	$47,946	$46,889	$43,783	$53,604

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.00	$10.21	$9.49	$9.12	$12.72	$11.88
Net investment income (loss) (a)	0.10	0.27	0.27	0.22	0.18	0.19
Net realized and unrealized gain (loss)	0.81	0.85	0.53	0.88	(2.05)	1.11
Total from investment operations	0.91	1.12	0.80	1.10	(1.87)	1.30
Less distributions:
From net investment income	—	(0.33)	(0.08)	(0.28)	(0.39)	(0.12)
From net realized gain on investments	—	—	—	(0.45)	(1.34)	(0.34)
Total distributions	—	(0.33)	(0.08)	(0.73)	(1.73)	(0.46)
Net asset value at end of period	$11.91	$11.00	$10.21	$9.49	$9.12	$12.72
Total investment return (b)	8.31%	11.02%	8.46%	12.73%	(13.91)%	11.10%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.69%††	2.52%	2.72%	2.30%	1.63%	1.51%
Net expenses (c)	0.28%††	0.29%	0.28%	0.27%	0.27%	0.27%
Portfolio turnover rate	18%	24%	36%	23%	31%	27%
Net assets at end of period (in 000's)	$608,544	$613,404	$659,183	$734,192	$776,017	$1,020,842

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLIM VP Moderate Allocation Portfolio

NYLIM VP Growth Allocation Portfolio
Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 91.0%
Equity Funds 77.3%
NYLIM Candriam International Equity ETF (a)	1,067,546	$ 40,879,219
NYLIM Candriam U.S. Large Cap Equity ETF (a)	852,363	53,352,810
NYLIM Candriam U.S. Mid Cap Equity ETF (a)	1,419,992	56,510,570
NYLIM Epoch Capital Growth Fund Class I (a)	212,299	3,615,423
NYLIM Epoch International Choice Fund Class I (a)	846,668	46,221,747
NYLIM Fiera SMID Growth Fund Class R6 (a)	1,002,428	18,846,243
NYLIM FTSE International Equity Currency Neutral ETF	567,550	21,617,979
NYLIM PineStone U.S. Equity Fund Class R6 (a)	856,553	17,783,073
NYLIM U.S. Large Cap R&D Leaders ETF (a)	1,445,727	63,758,585
NYLIM VP American Century Large Cap Equity Portfolio Initial Class (a)	1,556,680	18,164,744
NYLIM VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	2,818,293	38,730,668
NYLIM VP Dimensional U.S. Equity Portfolio Initial Class	581,104	18,360,689
NYLIM VP Epoch U.S. Equity Yield Portfolio Initial Class	1,034,944	21,216,551
NYLIM VP MFS® Investors Trust Portfolio Initial Class (a)	1,535,591	18,107,384
NYLIM VP MFS® Research Portfolio Initial Class (a)	1,659,867	19,279,192
NYLIM VP PineStone International Equity Portfolio Initial Class (a)	468,009	6,190,640
NYLIM VP S&P 500 Index Portfolio Initial Class	225,728	30,294,573
NYLIM VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	4,176,346	48,912,534
NYLIM VP Small Cap Growth Portfolio Initial Class (a)	1,925,237	27,216,109
NYLIM VP Wellington Growth Portfolio Initial Class (a)	1,259,469	43,679,025
NYLIM VP Wellington Small Cap Portfolio Initial Class (a)	3,511,297	47,060,864
NYLIM VP Winslow Large Cap Growth Portfolio Initial Class	561,842	18,689,785
NYLIM WMC Enduring Capital Fund Class R6 (a)	474,166	18,277,187
	Shares	Value

Equity Funds (continued)
NYLIM WMC International Research Equity Fund Class I (a)	3,947,041	$ 46,184,328
NYLIM WMC Value Fund Class R6 (a)	701,094	25,659,286
Total Equity Funds (Cost $581,963,489)		768,609,208
Fixed Income Funds 13.7%
NYLIM Investment Grade CLO ETF (a)	146,918	3,691,315
NYLIM MacKay Core Plus Bond ETF	690,987	14,441,628
NYLIM MacKay High Income ETF (a)	947,032	24,457,101
NYLIM MacKay Securitized Income ETF	152,769	3,877,048
NYLIM VP Bond Portfolio Initial Class	195,406	2,397,782
NYLIM VP Floating Rate Portfolio Initial Class (a)	5,964,087	48,987,819
NYLIM VP MacKay High Yield Corporate Bond Portfolio Initial Class	2,622,910	24,656,924
NYLIM VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	384,371	3,890,987
NYLIM VP PIMCO Real Return Portfolio Initial Class (a)	1,238,687	9,826,136
Total Fixed Income Funds (Cost $137,560,573)		136,226,740
Total Affiliated Investment Companies (Cost $719,524,062)		904,835,948
Short-Term Investment 8.8%
Affiliated Investment Company 8.8%
NYLIM U.S. Government Liquidity Fund, 3.551% (a)(b)	87,273,988	87,273,988
Total Short-Term Investment (Cost $87,273,988)	8.8%	87,273,988
Total Investments (Cost $806,798,050)	99.8%	992,109,936
Other Assets, Less Liabilities	0.2	1,843,475
Net Assets	100.0%	$ 993,953,411

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of June 30, 2026, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of June 30, 2026.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM Candriam Emerging Markets Debt Fund Class I	$ 10,096	$ —	$ (10,156)	$ 460	$ (400)	$ —	$ —	$ —	—
NYLIM Candriam International Equity ETF	36,292	1,891	(609)	105	3,200	40,879	711	—	1,068
NYLIM Candriam U.S. Large Cap Equity ETF	34,343	13,021	(839)	379	6,449	53,353	233	—	852
NYLIM Candriam U.S. Mid Cap Equity ETF	35,943	13,884	(62)	13	6,733	56,511	256	—	1,420
NYLIM Epoch Capital Growth Fund Class I	3,528	—	(226)	36	277	3,615	—	—	212
NYLIM Epoch International Choice Fund Class I	41,960	192	(1,735)	553	5,252	46,222	—	—	847
NYLIM Fiera SMID Growth Fund Class R6	35,741	—	(17,890)	2,182	(1,187)	18,846	—	—	1,002
NYLIM FTSE International Equity Currency Neutral ETF	20,129	—	(1,870)	753	2,606	21,618	186	—	568
NYLIM Investment Grade CLO ETF	—	3,698	—	—	(7)	3,691	10	—	147
NYLIM MacKay Core Plus Bond ETF	11,744	4,083	(1,156)	52	(281)	14,442	390	—	691
NYLIM MacKay High Income ETF	19,818	6,835	(1,821)	8	(383)	24,457	780	—	947
NYLIM MacKay Securitized Income ETF	3,115	1,140	(325)	5	(59)	3,876	95	—	153
NYLIM PineStone U.S. Equity Fund Class R6	34,804	—	(17,675)	3,395	(2,741)	17,783	—	—	857
NYLIM U.S. Government Liquidity Fund	96,822	172,398	(181,946)	—	—	87,274	1,592	—	87,274
NYLIM U.S. Large Cap R&D Leaders ETF	11,071	47,465	—	—	5,223	63,759	101	—	1,446
NYLIM VP American Century Large Cap Equity Portfolio Initial Class (a)	35,443	—	(18,642)	4,481	(3,117)	18,165	—	—	1,557
NYLIM VP Bond Portfolio Initial Class	1,945	649	(213)	(5)	22	2,398	—	—	195
NYLIM VP Candriam Emerging Markets Equity Portfolio Initial Class	35,397	—	(6,932)	2,463	7,803	38,731	—	—	2,818
NYLIM VP Dimensional U.S. Equity Portfolio Initial Class	35,541	—	(18,838)	3,530	(1,872)	18,361	—	—	581
NYLIM VP Epoch U.S. Equity Yield Portfolio Initial Class	35,301	165	(18,398)	3,619	530	21,217	—	—	1,035
NYLIM VP Floating Rate Portfolio Initial Class	50,052	4,736	(4,743)	(359)	(698)	48,988	1,581	—	5,964
NYLIM VP MacKay High Yield Corporate Bond Portfolio Initial Class	20,089	6,326	(2,168)	(24)	434	24,657	—	—	2,623
NYLIM VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	3,160	1,055	(358)	13	21	3,891	—	—	384
NYLIM VP MFS® Investors Trust Portfolio Initial Class	18,545	—	(1,585)	192	955	18,107	—	—	1,536
NYLIM VP MFS® Research Portfolio Initial Class	18,606	408	(833)	77	1,021	19,279	—	—	1,660
NYLIM VP PIMCO Real Return Portfolio Initial Class	9,998	592	(870)	(28)	134	9,826	—	—	1,239
NYLIM VP PineStone International Equity Portfolio Initial Class	27,631	—	(21,962)	3,202	(2,680)	6,191	—	—	468
NYLIM VP S&P 500 Index Portfolio Initial Class	10,004	17,845	(228)	20	2,654	30,295	—	—	226
NYLIM VP Schroders Mid Cap Opportunities Portfolio Initial Class	35,933	6,232	(508)	166	7,090	48,913	—	—	4,176
NYLIM VP Small Cap Growth Portfolio Initial Class	36,346	—	(15,038)	3,607	2,301	27,216	—	—	1,925
NYLIM VP Wellington Growth Portfolio Initial Class	35,814	6,082	(81)	40	1,824	43,679	—	—	1,259
NYLIM VP Wellington Small Cap Portfolio Initial Class	37,028	930	(624)	238	9,489	47,061	—	—	3,511
NYLIM VP Winslow Large Cap Growth Portfolio Initial Class	35,648	—	(17,118)	6,882	(6,722)	18,690	—	—	562
NYLIM WMC Enduring Capital Fund Class R6	35,189	—	(18,404)	1,858	(366)	18,277	—	—	474
NYLIM WMC International Research Equity Fund Class I	40,466	1,100	(685)	272	5,031	46,184	—	—	3,947
NYLIM WMC Value Fund Class R6	35,644	194	(12,701)	1,983	538	25,658	—	—	701
	$989,186	$310,921	$(397,239)	$40,168	$49,074	$992,110	$5,935	$—

(a)	Prior to May 1, 2026, known as NYLI VP American Century Sustainable Equity Portfolio Initial Class.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLIM VP Growth Allocation Portfolio

Swap Contracts
Open OTC total return equity swap contracts as of June 30, 2026 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.40%	12/1/26	Daily	21,457	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.40%	12/1/26	Daily	(4,975)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/26	Daily	8,415	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.55%	12/1/26	Daily	8,563	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.42%	4/8/27	Daily	7,654	—
Citibank NA	S&P 500 Energy Sector Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	11,239	—
Citibank NA	S&P 500 Financials Sector Total Return Index	1 day FEDF plus 1.05%	12/1/26	Daily	12,674	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/26	Daily	(6,542)	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	21,242	—
						$ —

1.	As of June 30, 2026, cash in the amount of $1,585,792 was pledged to brokers for OTC swap contracts.
2.	Portfolio receives on long positions or pays on short positions the floating rate total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of June 30, 2026.

Abbreviation(s):
CLO—Collateralized Loan Obligation
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 768,609,208	$ —	$ —	$ 768,609,208
Fixed Income Funds	136,226,740	—	—	136,226,740
Total Affiliated Investment Companies	904,835,948	—	—	904,835,948
Short-Term Investment
Affiliated Investment Company	87,273,988	—	—	87,273,988
Total Investments in Securities	992,109,936	—	—	992,109,936
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 992,109,936	$ —	$ —	$ 992,109,936

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLIM VP Growth Allocation Portfolio

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in affiliated investment companies, at value (identified cost $806,798,050)	$992,109,936
Cash collateral on deposit at broker for swap contracts	1,585,792
Receivables:
Dividends and interest on OTC swaps contracts	968,883
Dividends	793,575
Portfolio shares sold	72,090
Other assets	11,189
Total assets	995,541,465
Liabilities
Payables:
Portfolio shares redeemed	1,077,675
Investment securities purchased	257,660
Distribution/Service fees (See Note 3)	180,769
Shareholder communication	22,790
Professional fees	20,272
Custodian	16,144
Trustees	3,136
Accrued expenses	9,608
Total liabilities	1,588,054
Net assets	$993,953,411
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$78,675
Additional paid-in-capital	763,953,283
764,031,958
Total distributable earnings (loss)	229,921,453
Net assets	$993,953,411
Initial Class
Net assets applicable to outstanding shares	$111,448,962
Shares of beneficial interest outstanding	8,706,079
Net asset value per share outstanding	$12.80
Service Class
Net assets applicable to outstanding shares	$882,504,449
Shares of beneficial interest outstanding	69,968,846
Net asset value per share outstanding	$12.61

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$5,935,367
Expenses
Distribution/Service—Service Class (See Note 3)	1,089,306
Professional fees	56,265
Shareholder communication	45,649
Trustees	17,366
Custodian	8,749
Miscellaneous	14,547
Total expenses	1,231,882
Net investment income (loss)	4,703,485
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	40,167,691
Swap transactions	6,931,108
Net realized gain (loss)	47,098,799
Net change in unrealized appreciation (depreciation) on: Affiliated investment companies	49,073,877
Net realized and unrealized gain (loss)	96,172,676
Net increase (decrease) in net assets resulting from operations	$100,876,161
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLIM VP Growth Allocation Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,703,485	$17,479,132
Net realized gain (loss)	47,098,799	55,596,781
Net change in unrealized appreciation (depreciation)	49,073,877	43,073,399
Net increase (decrease) in net assets resulting from operations	100,876,161	116,149,312
Distributions to shareholders:
Initial Class	—	(4,159,186)
Service Class	—	(34,442,046)
Total distributions to shareholders	—	(38,601,232)
Capital share transactions:
Net proceeds from sales of shares	13,938,643	38,726,607
Net asset value of shares issued to shareholders in reinvestment of distributions	—	38,601,232
Cost of shares redeemed	(113,007,258)	(241,823,959)
Increase (decrease) in net assets derived from capital share transactions	(99,068,615)	(164,496,120)
Net increase (decrease) in net assets	1,807,546	(86,948,040)
Net Assets
Beginning of period	992,145,865	1,079,093,905
End of period	$993,953,411	$992,145,865
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.55	$10.69	$9.76	$9.50	$13.62	$12.19
Net investment income (loss) (a)	0.07	0.22	0.27	0.22	0.18	0.20
Net realized and unrealized gain (loss)	1.18	1.11	0.75	1.14	(2.28)	1.72
Total from investment operations	1.25	1.33	1.02	1.36	(2.10)	1.92
Less distributions:
From net investment income	—	(0.33)	(0.09)	(0.41)	(0.42)	(0.33)
From net realized gain on investments	—	(0.14)	—	(0.69)	(1.60)	(0.16)
Total distributions	—	(0.47)	(0.09)	(1.10)	(2.02)	(0.49)
Net asset value at end of period	$12.80	$11.55	$10.69	$9.76	$9.50	$13.62
Total investment return (b)	10.88%	12.52%	10.39%	15.49%	(14.43)%	16.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.19%††	1.99%	2.62%	2.25%	1.55%	1.53%
Net expenses (c)	0.03%††	0.04%	0.02%	0.02%	0.02%	0.02%
Portfolio turnover rate	16%	22%	22%	24%	32%	24%
Net assets at end of period (in 000's)	$111,449	$103,573	$97,038	$95,510	$88,026	$108,059

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.39	$10.55	$9.63	$9.38	$13.46	$12.05
Net investment income (loss) (a)	0.06	0.18	0.24	0.19	0.14	0.16
Net realized and unrealized gain (loss)	1.16	1.10	0.74	1.13	(2.24)	1.71
Total from investment operations	1.22	1.28	0.98	1.32	(2.10)	1.87
Less distributions:
From net investment income	—	(0.30)	(0.06)	(0.38)	(0.38)	(0.30)
From net realized gain on investments	—	(0.14)	—	(0.69)	(1.60)	(0.16)
Total distributions	—	(0.44)	(0.06)	(1.07)	(1.98)	(0.46)
Net asset value at end of period	$12.61	$11.39	$10.55	$9.63	$9.38	$13.46
Total investment return (b)	10.74%	12.24%	10.12%	15.20%	(14.64)%	15.72%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.94%††	1.69%	2.31%	1.95%	1.26%	1.24%
Net expenses (c)	0.28%††	0.29%	0.27%	0.27%	0.27%	0.27%
Portfolio turnover rate	16%	22%	22%	24%	32%	24%
Net assets at end of period (in 000's)	$882,504	$888,573	$982,056	$1,129,421	$1,199,347	$1,655,050

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLIM VP Growth Allocation Portfolio

NYLIM VP Equity Allocation Portfolio
Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 97.7%
Equity Funds 97.7%
NYLIM Candriam International Equity ETF (a)	915,431	$ 35,054,325
NYLIM Candriam U.S. Large Cap Equity ETF (a)	738,243	46,209,582
NYLIM Candriam U.S. Mid Cap Equity ETF (a)	1,221,393	48,607,044
NYLIM Epoch Capital Growth Fund Class I	157,963	2,690,093
NYLIM Epoch International Choice Fund Class I (a)	768,647	41,962,345
NYLIM Fiera SMID Growth Fund Class R6 (a)	973,167	18,296,122
NYLIM FTSE International Equity Currency Neutral ETF	435,361	16,582,901
NYLIM PineStone U.S. Equity Fund Class R6 (a)	838,738	17,413,205
NYLIM U.S. Large Cap R&D Leaders ETF (a)	1,200,199	52,930,456
NYLIM VP American Century Large Cap Equity Portfolio Initial Class (a)	1,497,954	17,479,474
NYLIM VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	3,003,181	41,271,510
NYLIM VP Dimensional U.S. Equity Portfolio Initial Class	556,790	17,592,445
NYLIM VP Epoch U.S. Equity Yield Portfolio Initial Class	969,532	19,875,606
NYLIM VP MFS® Investors Trust Portfolio Initial Class (a)	1,428,039	16,839,150
NYLIM VP MFS® Research Portfolio Initial Class (a)	1,533,862	17,815,655
NYLIM VP PineStone International Equity Portfolio Initial Class (a)	520,496	6,884,911
NYLIM VP S&P 500 Index Portfolio Initial Class	190,727	25,597,233
NYLIM VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	4,017,833	47,056,061
	Shares	Value

Equity Funds (continued)
NYLIM VP Small Cap Growth Portfolio Initial Class (a)	2,078,683	$ 29,385,298
NYLIM VP Wellington Growth Portfolio Initial Class (a)	1,142,738	39,630,714
NYLIM VP Wellington Small Cap Portfolio Initial Class (a)	3,594,831	48,180,438
NYLIM VP Winslow Large Cap Growth Portfolio Initial Class	540,796	17,989,695
NYLIM WMC Enduring Capital Fund Class R6 (a)	463,258	17,856,739
NYLIM WMC International Research Equity Fund Class I (a)	3,463,046	40,521,103
NYLIM WMC Value Fund Class R6 (a)	649,565	23,773,348
Total Affiliated Investment Companies (Cost $534,634,491)		707,495,453
Short-Term Investment 2.1%
Affiliated Investment Company 2.1%
NYLIM U.S. Government Liquidity Fund, 3.551% (b)	15,640,323	15,640,323
Total Short-Term Investment (Cost $15,640,323)	2.1%	15,640,323
Total Investments (Cost $550,274,814)	99.8%	723,135,776
Other Assets, Less Liabilities	0.2	1,193,505
Net Assets	100.0%	$ 724,329,281

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of June 30, 2026, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of June 30, 2026.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM Candriam International Equity ETF	$ 32,376	$ 424	$ (626)	$ 121	$ 2,759	$ 35,054	$ 610	$ —	915
NYLIM Candriam U.S. Large Cap Equity ETF	30,974	9,723	(327)	157	5,683	46,210	202	—	738
NYLIM Candriam U.S. Mid Cap Equity ETF	33,797	9,094	(300)	71	5,945	48,607	217	—	1,221
NYLIM Epoch Capital Growth Fund Class I	2,525	—	(63)	10	218	2,690	—	—	158
NYLIM Epoch International Choice Fund Class I	37,387	11	(656)	211	5,009	41,962	—	—	769
NYLIM Fiera SMID Growth Fund Class R6	35,580	—	(18,366)	2,447	(1,365)	18,296	—	—	973
NYLIM FTSE International Equity Currency Neutral ETF	14,437	—	(338)	132	2,353	16,584	141	—	435
NYLIM PineStone U.S. Equity Fund Class R6	29,029	—	(12,191)	2,256	(1,681)	17,413	—	—	839
NYLIM U.S. Government Liquidity Fund	18,791	125,407	(128,558)	—	—	15,640	332	—	15,640
NYLIM U.S. Large Cap R&D Leaders ETF	7,954	40,960	—	—	4,016	52,930	83	—	1,200
NYLIM VP American Century Large Cap Equity Portfolio Initial Class (a)	32,074	—	(15,857)	3,375	(2,113)	17,479	—	—	1,498
NYLIM VP Candriam Emerging Markets Equity Portfolio Initial Class	36,279	—	(5,595)	1,814	8,774	41,272	—	—	3,003
NYLIM VP Dimensional U.S. Equity Portfolio Initial Class	32,111	—	(16,097)	2,886	(1,308)	17,592	—	—	557
NYLIM VP Epoch U.S. Equity Yield Portfolio Initial Class	29,755	6	(13,515)	2,833	797	19,876	—	—	970
NYLIM VP MFS® Investors Trust Portfolio Initial Class	15,956	—	(170)	21	1,032	16,839	—	—	1,428
NYLIM VP MFS® Research Portfolio Initial Class	16,854	17	(86)	8	1,023	17,816	—	—	1,534
NYLIM VP PineStone International Equity Portfolio Initial Class	24,867	—	(18,499)	2,196	(1,679)	6,885	—	—	520
NYLIM VP S&P 500 Index Portfolio Initial Class	7,183	16,203	(48)	4	2,255	25,597	—	—	191
NYLIM VP Schroders Mid Cap Opportunities Portfolio Initial Class	33,629	7,015	(406)	139	6,679	47,056	—	—	4,018
NYLIM VP Small Cap Growth Portfolio Initial Class	35,957	—	(12,746)	2,216	3,958	29,385	—	—	2,079
NYLIM VP Wellington Growth Portfolio Initial Class	34,447	3,664	(60)	27	1,553	39,631	—	—	1,143
NYLIM VP Wellington Small Cap Portfolio Initial Class	36,224	2,656	(512)	197	9,615	48,180	—	—	3,595
NYLIM VP Winslow Large Cap Growth Portfolio Initial Class	34,269	—	(16,326)	6,498	(6,451)	17,990	—	—	541
NYLIM WMC Enduring Capital Fund Class R6	30,035	—	(13,516)	1,636	(297)	17,858	—	—	463
NYLIM WMC International Research Equity Fund Class I	36,026	47	(218)	87	4,579	40,521	—	—	3,463
NYLIM WMC Value Fund Class R6	31,215	7	(9,704)	1,502	753	23,773	—	—	650
	$709,731	$215,234	$(284,780)	$30,844	$52,107	$723,136	$1,585	$—

(a)	Prior to May 1, 2026, known as NYLI VP American Century Sustainable Equity Portfolio Initial Class.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLIM VP Equity Allocation Portfolio

Swap Contracts
Open OTC total return equity swap contracts as of June 30, 2026 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF minus 2.00%	12/1/26	Daily	(15,552)	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.40%	12/1/26	Daily	(1,787)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/26	Daily	1,819	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.55%	12/1/26	Daily	4,303	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.42%	4/8/27	Daily	6,603	—
Citibank NA	S&P 500 Energy Sector Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	4,441	—
Citibank NA	S&P 500 Financials Sector Total Return Index	1 day FEDF plus 1.05%	12/1/26	Daily	10,873	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	3,288	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	9,869	—
						$ —

1.	As of June 30, 2026, cash in the amount of $1,250,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio receives on long positions or pays on short positions the floating rate total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of June 30, 2026.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 707,495,453	$ —	$ —	$ 707,495,453
Short-Term Investment
Affiliated Investment Company	15,640,323	—	—	15,640,323
Total Investments in Securities	723,135,776	—	—	723,135,776
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 723,135,776	$ —	$ —	$ 723,135,776

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in affiliated investment companies, at value (identified cost $550,274,814)	$723,135,776
Cash collateral on deposit at broker for swap contracts	1,250,000
Receivables:
Portfolio shares sold	859,341
Dividends and interest on OTC swaps contracts	542,761
Dividends	106,960
Other assets	7,454
Total assets	725,902,292
Liabilities
Payables:
Portfolio shares redeemed	1,393,003
Distribution/Service fees (See Note 3)	124,258
Professional fees	18,327
Shareholder communication	15,409
Custodian	12,985
Trustees	2,269
Accrued expenses	6,760
Total liabilities	1,573,011
Net assets	$724,329,281
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$55,027
Additional paid-in-capital	516,282,596
516,337,623
Total distributable earnings (loss)	207,991,658
Net assets	$724,329,281
Initial Class
Net assets applicable to outstanding shares	$119,172,408
Shares of beneficial interest outstanding	8,904,922
Net asset value per share outstanding	$13.38
Service Class
Net assets applicable to outstanding shares	$605,156,873
Shares of beneficial interest outstanding	46,121,876
Net asset value per share outstanding	$13.12

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLIM VP Equity Allocation Portfolio

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$1,585,263
Expenses
Distribution/Service—Service Class (See Note 3)	741,199
Professional fees	47,444
Shareholder communication	32,958
Trustees	12,456
Custodian	10,173
Miscellaneous	10,670
Total expenses	854,900
Net investment income (loss)	730,363
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	30,844,365
Swap transactions	4,113,180
Net realized gain (loss)	34,957,545
Net change in unrealized appreciation (depreciation) on: Affiliated investment companies	52,106,955
Net realized and unrealized gain (loss)	87,064,500
Net increase (decrease) in net assets resulting from operations	$87,794,863
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$730,363	$6,196,677
Net realized gain (loss)	34,957,545	43,600,034
Net change in unrealized appreciation (depreciation)	52,106,955	43,362,348
Net increase (decrease) in net assets resulting from operations	87,794,863	93,159,059
Distributions to shareholders:
Initial Class	—	(1,203,061)
Service Class	—	(5,155,194)
Total distributions to shareholders	—	(6,358,255)
Capital share transactions:
Net proceeds from sales of shares	12,327,735	26,368,190
Net asset value of shares issued to shareholders in reinvestment of distributions	—	6,358,255
Cost of shares redeemed	(87,307,042)	(173,714,769)
Increase (decrease) in net assets derived from capital share transactions	(74,979,307)	(140,988,324)
Net increase (decrease) in net assets	12,815,556	(54,187,520)
Net Assets
Beginning of period	711,513,725	765,701,245
End of period	$724,329,281	$711,513,725
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLIM VP Equity Allocation Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.82	$10.49	$9.37	$9.43	$14.39	$12.62
Net investment income (loss) (a)	0.03	0.12	0.12	0.13	0.13	0.18
Net realized and unrealized gain (loss)	1.53	1.34	1.00	1.34	(2.83)	2.33
Total from investment operations	1.56	1.46	1.12	1.47	(2.70)	2.51
Less distributions:
From net investment income	—	(0.13)	—	(0.55)	(0.40)	(0.27)
From net realized gain on investments	—	—	—	(0.98)	(1.86)	(0.47)
Total distributions	—	(0.13)	—	(1.53)	(2.26)	(0.74)
Net asset value at end of period	$13.38	$11.82	$10.49	$9.37	$9.43	$14.39
Total investment return (b)	13.20%	13.98%	11.87%	17.40%	(17.64)%	20.16%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.42%††	1.11%	1.19%	1.38%	1.14%	1.26%
Net expenses (c)	0.03%††	0.04%	0.03%	0.02%	0.02%	0.02%
Portfolio turnover rate	13%	19%	17%	22%	23%	22%
Net assets at end of period (in 000's)	$119,172	$109,891	$100,930	$98,051	$86,162	$107,062

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.61	$10.29	$9.22	$9.30	$14.21	$12.47
Net investment income (loss) (a)	0.01	0.09	0.09	0.10	0.10	0.13
Net realized and unrealized gain (loss)	1.50	1.32	0.98	1.32	(2.79)	2.32
Total from investment operations	1.51	1.41	1.07	1.42	(2.69)	2.45
Less distributions:
From net investment income	—	(0.09)	—	(0.52)	(0.36)	(0.24)
From net realized gain on investments	—	—	—	(0.98)	(1.86)	(0.47)
Total distributions	—	(0.09)	—	(1.50)	(2.22)	(0.71)
Net asset value at end of period	$13.12	$11.61	$10.29	$9.22	$9.30	$14.21
Total investment return (b)	13.06%	13.69%	11.59%	17.10%	(17.85)%	19.86%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.17%††	0.81%	0.90%	1.09%	0.86%	0.97%
Net expenses (c)	0.28%††	0.29%	0.28%	0.27%	0.27%	0.27%
Portfolio turnover rate	13%	19%	17%	22%	23%	22%
Net assets at end of period (in 000's)	$605,157	$601,623	$664,771	$758,895	$775,646	$1,058,752

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios” and each individually, referred to as a "Portfolio"). These financial statements and notes relate to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio (collectively referred to as the “Allocation Portfolios” and each individually referred to as an “Allocation Portfolio”) (formerly known as NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, respectively). Each is a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Allocation Portfolios are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Allocation Portfolios to, among others, certain NYLIAC separate accounts. The separate accounts are used to fund flexible premium deferred variable annuity contracts and variable life insurance policies.
The following table lists each Portfolio's share classes that have been registered and commenced operations:
Portfolio	Share Classes Commenced Operations[1]
NYLIM VP Conservative Allocation Portfolio	Initial Class, Service Class
NYLIM VP Moderate Allocation Portfolio	Initial Class, Service Class
NYLIM VP Growth Allocation Portfolio	Initial Class, Service Class
NYLIM VP Equity Allocation Portfolio	Initial Class, Service Class
1.	For each Allocation Portfolio, Initial Class and Service Class shares were registered for sale as of February 13, 2006.
Shares of the Allocation Portfolios are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Allocation Portfolios' shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Allocation Portfolios pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Allocation Portfolios to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act.
Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The investment objective for each of the Allocation Portfolios is as follows:
The NYLIM VP Conservative Allocation Portfolio seeks current income and, secondarily, long-term growth of capital.
The NYLIM VP Moderate Allocation Portfolio seeks long-term growth of capital and, secondarily, current income.
The NYLIM VP Growth Allocation Portfolio seeks long-term growth of capital and, secondarily, current income.
The NYLIM VP Equity Allocation Portfolio seeks long-term growth of capital.
The Allocation Portfolios are "funds-of-funds" that seek to achieve their investment objectives by investing in mutual funds and exchange-traded funds ("ETFs") managed by New York Life Investment Management LLC ("New York Life Investment Management" or "Manager") or its affiliates (the “Underlying Portfolios/Funds”).
Note 2–Significant Accounting Policies
The Allocation Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Allocation Portfolios prepare their financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follow the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Allocation Portfolios are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in each Allocation Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Allocation Portfolios' and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and

34	NYLIM VP Asset Allocation Portfolios

calculating the fair value of Allocation Portfolio investments. The Valuation Designee may value the Allocation Portfolios' portfolio securities for which market quotations are not readily available and other Allocation Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Allocation Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Allocation Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Allocation Portfolio. Unobservable inputs reflect each Allocation Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Allocation Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Allocation Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day, except for investment in ETFs. Investments in ETFs are valued at the last quoted sales price as of the close of regular trading on the relevant exchange on each valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds. Equity securities, including shares of ETFs, are generally valued at the last quoted sales price as of the close of regular trading on the relevant exchange on each valuation date.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Allocation Portfolios will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Notes to Financial Statements (Unaudited) (continued)
(B) Income Taxes.  The Allocation Portfolios' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of each Allocation Portfolio within the allowable time limits.
The Manager evaluates each Allocation Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Allocation Portfolios' tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Allocation Portfolios' financial statements. The Allocation Portfolios' federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Allocation Portfolios intend to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the respective Allocation Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Allocation Portfolios record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividends and distributions received by the Allocation Portfolios from the Underlying Portfolios/Funds are recorded on the ex-dividend date.
Investment income and realized and unrealized gains and losses on investments of the Allocation Portfolios are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Allocation Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the
Allocation Portfolios, including those of related parties to the Allocation Portfolios, are shown in the Statement of Operations.
Additionally, the Allocation Portfolios may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights. In addition, the Allocation Portfolios bear a pro rata share of the fees and expenses of the Underlying Portfolios/Funds in which they invest. Because the Underlying Portfolios/Funds have varied expense and fee levels and the Allocation Portfolios may own different pro-portions of the Underlying Portfolios/Funds at different times, the amount of fees and expenses incurred indirectly by each Allocation Portfolio may vary.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Allocation Portfolios' chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Allocation Portfolios' President, the Allocation Portfolios' Treasurer, the Allocation Portfolios' Assistant Treasurers, a representative from the Allocation Portfolios' Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Allocation Portfolios' Distributor. The Committee has determined that the Allocation Portfolios have a single operating segment based on the fact that the Committee monitors the operating results of the Allocation Portfolios as a whole and the Allocation Portfolios' long-term strategic asset allocation is pre-determined in accordance with the terms of the Allocation Portfolios' prospectus, based on a defined investment strategy which is executed by the Allocation Portfolios' portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Allocation Portfolios' Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Swap Contracts. The Allocation Portfolios may enter into credit default, interest rate, equity, index and currency exchange rate swap contracts (“swaps”). In a typical swap transaction, two parties agree to exchange the future returns (or differentials in rates of future returns) earned or realized at periodic intervals on a particular investment or instrument based on a notional principal amount. Generally, the Allocation Portfolios will enter into a swap on a net basis, which means that the two payment streams under the swap are netted, with the Allocation Portfolios receiving or paying (as the case may be) only the net amount of the two payment streams. Therefore, the Allocation Portfolios' current obligation under a swap generally will be equal to the net amount to be paid or

36	NYLIM VP Asset Allocation Portfolios

received under the swap, based on the relative value of notional positions attributable to each counterparty to the swap. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank in accordance with the terms of the swap. Swap agreements may be privately negotiated and executed in the over-the-counter market or may be executed on a multilateral or other trade facility platforms, such as a designated contract market or swap execution facility (“centrally cleared swaps”).
Certain standardized swaps, including certain credit default and interest rate swaps, are subject to mandatory clearing and exchange-trading, and more types of standardized swaps are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for exchange-traded and cleared derivatives is expected to be generally lower than for uncleared derivatives, but cleared contracts are not risk-free. In a cleared derivative transaction, the Allocation Portfolios typically enter into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Allocation Portfolios' exposure to the credit risk of its original counterparty. The Allocation Portfolios will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Allocation Portfolios would be required to post in an uncleared transaction.
Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. Any payments made or received upon entering into a swap would be amortized or accreted over the life of the swap and recorded as a realized gain or loss. Early termination of a swap is recorded as a realized gain or loss. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statement of Assets and Liabilities.
The Allocation Portfolios bear the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The Allocation Portfolios may be able to eliminate its exposure under a swap either by assignment or other disposition, or by entering into an offsetting swap with the same party or a similar credit-worthy party. Swaps are not actively traded on financial markets. Entering into swaps involves elements of credit, market, leverage, liquidity, operational, counterparty and legal/documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibilities that there will be no liquid market for these swaps, that the counterparty to the swaps may default on its obligation to perform or disagree as to the meaning of the contractual terms in the swaps and that there may be unfavorable changes in interest rates, the price of the index or the security underlying these transactions, among other risks.
Equity Swaps (Total Return Swaps). Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. For example, when the Allocation Portfolios enter into a “long” equity swap, the counterparty may agree to pay the Allocation Portfolios the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would have been received on those securities. In return, the Allocation Portfolios will generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Allocation Portfolios' return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Allocation Portfolios on the notional amount. Alternatively, when the Allocation Portfolios enter into a “short” equity swap, the counterparty will generally agree to pay the Allocation Portfolios the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Allocation Portfolios sold a particular referenced security or securities short, less the dividend expense that the Allocation Portfolios would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Allocation Portfolios will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested directly in the referenced security or securities.
Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Allocation Portfolios are contractually obligated to make. If the other party to an equity swap defaults, the Allocation Portfolios' risk of loss consists of the net amount of payments that the Allocation Portfolios are contractually entitled to receive, if any.
Equity swaps are derivatives and their value can be very volatile. The Allocation Portfolios may engage in total return swaps to gain exposure to emerging markets securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Manager does not accurately analyze and predict future market trends, the values or assets or economic factors, the Allocation Portfolios may suffer a loss, which may be substantial.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Allocation Portfolios enter into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The

Notes to Financial Statements (Unaudited) (continued)
Allocation Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Allocation Portfolios that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Allocation Portfolios.
(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Allocation Portfolios' derivative and hedging activities, including how such activities are accounted for and their effect on the Allocation Portfolios' financial positions, performance and cash flows.
The Allocation Portfolios entered into total return swap contracts to seek to enhance returns or reduce the risk of loss by hedging certain of the Allocation Portfolios' holdings.
NYLIM VP Conservative Allocation Portfolio
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2026:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$3,042,877
Total Net Realized Gain (Loss)	$3,042,877

Average Notional Amount	Total
Swap Contracts Long	$28,478,347
Swap Contracts Short (a)	$(2,405,305)

(a)	Positions were open for three months during the reporting period.
NYLIM VP Moderate Allocation Portfolio
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2026:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$5,674,897
Total Net Realized Gain (Loss)	$5,674,897

Average Notional Amount	Total
Swap Contracts Long	$53,740,688
Swap Contracts Short (a)	$(3,160,200)

(a)	Positions were open for three months during the reporting period.
NYLIM VP Growth Allocation Portfolio
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2026:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$6,931,108
Total Net Realized Gain (Loss)	$6,931,108

Average Notional Amount	Total
Swap Contracts Long	$87,312,113
Swap Contracts Short (a)	$(11,437,638)

(a)	Positions were open for five months during the reporting period.
NYLIM VP Equity Allocation Portfolio
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2026:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$4,113,180
Total Net Realized Gain (Loss)	$4,113,180

Average Notional Amount	Total
Swap Contracts Long	$45,948,748
Swap Contracts Short	$(19,320,460)
Note 3–Fees and Related Party Transactions
(A) Manager.   New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Allocation Portfolios' Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the Allocation Portfolios. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Allocation Portfolios. Except for the portion of salaries and expenses that are the responsibility of the Allocation Portfolios, the Manager pays the salaries and expenses of all personnel affiliated with the Allocation Portfolios and certain operational expenses of the Allocation Portfolios. The Allocation Portfolios reimburse New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Allocation Portfolios.
The Allocation Portfolios do not pay any fees to the Manager in return for the services performed under the Management Agreement. The Allocation Portfolios do, however, indirectly pay a proportionate share of the management fees paid to the managers of the Underlying Portfolios/Funds in which the Allocation Portfolios invest.

38	NYLIM VP Asset Allocation Portfolios

Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Allocation Portfolios. These services include calculating the Allocation Portfolios' daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Allocation Portfolios' administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Allocation Portfolios.
(B) Distribution and Service Fees.   The Fund, on behalf of the Allocation Portfolios, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Allocation Portfolios have adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the respective Allocation Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of each Allocation Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
NYLIM VP Conservative Allocation Portfolio
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$327,152,663	$20,822,655	$(4,688,079)	$16,134,576

NYLIM VP Moderate Allocation Portfolio
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$589,841,218	$73,056,107	$(5,119,799)	$67,936,308

NYLIM VP Growth Allocation Portfolio
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$830,989,184	$163,452,350	$(2,331,598)	$161,120,752

NYLIM VP Equity Allocation Portfolio
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$565,759,611	$157,513,095	$(136,930)	$157,376,165
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $13,464,979, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the NYLIM VP Conservative Allocation Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$13,465
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025
Portfolio	Ordinary Income	Long-Term Capital Gains	Total
NYLIM VP Conservative Allocation Portfolio	$14,639,987	$—	$14,639,987
NYLIM VP Moderate Allocation Portfolio	19,926,901	—	19,926,901
NYLIM VP Growth Allocation Portfolio	29,281,109	9,320,123	38,601,232
NYLIM VP Equity Allocation Portfolio	6,358,255	—	6,358,255

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Allocation Portfolios. Custodial fees are charged to each Allocation Portfolio based on each Allocation Portfolio's net assets and the market value of securities held by each Allocation Portfolio and the number of certain transactions incurred by each Allocation Portfolio.

Notes to Financial Statements (Unaudited) (continued)
Note 6–Line of Credit
The Allocation Portfolios and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Allocation Portfolios and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Allocation Portfolios, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Allocation Portfolios under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Allocation Portfolios, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Allocation Portfolios and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Allocation Portfolios.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities,  were as follows:
Portfolio	Purchases	Sales
NYLIM VP Conservative Allocation Portfolio	$52,642	$68,121
NYLIM VP Moderate Allocation Portfolio	109,416	147,008
NYLIM VP Growth Allocation Portfolio	138,267	215,294
NYLIM VP Equity Allocation Portfolio	89,827	156,223
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
NYLIM VP Conservative Allocation Portfolio
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	42,883	$480,994
Shares redeemed	(58,009)	(651,734)
Net increase (decrease)	(15,126)	$(170,740)
Year ended December 31, 2025:
Shares sold	77,603	$834,562
Shares issued to shareholders in reinvestment of distributions	56,728	610,132
Shares redeemed	(170,511)	(1,815,848)
Net increase (decrease)	(36,180)	$(371,154)

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	1,244,132	$13,791,004
Shares redeemed	(3,588,167)	(39,731,394)
Net increase (decrease)	(2,344,035)	$(25,940,390)
Year ended December 31, 2025:
Shares sold	2,244,446	$23,704,577
Shares issued to shareholders in reinvestment of distributions	1,319,612	14,029,855
Shares redeemed	(9,104,392)	(95,917,870)
Net increase (decrease)	(5,540,334)	$(58,183,438)
NYLIM VP Moderate Allocation Portfolio
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	84,170	$961,071
Shares redeemed	(174,361)	(2,007,367)
Net increase (decrease)	(90,191)	$(1,046,296)
Year ended December 31, 2025:
Shares sold	123,922	$1,334,127
Shares issued to shareholders in reinvestment of distributions	142,932	1,561,879
Shares redeemed	(462,220)	(4,925,742)
Net increase (decrease)	(195,366)	$(2,029,736)

40	NYLIM VP Asset Allocation Portfolios

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	1,316,106	$14,943,461
Shares redeemed	(6,002,716)	(68,175,270)
Net increase (decrease)	(4,686,610)	$(53,231,809)
Year ended December 31, 2025:
Shares sold	4,079,454	$42,759,241
Shares issued to shareholders in reinvestment of distributions	1,697,793	18,365,022
Shares redeemed	(14,592,972)	(153,497,004)
Net increase (decrease)	(8,815,725)	$(92,372,741)
NYLIM VP Growth Allocation Portfolio
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	124,434	$1,511,528
Shares redeemed	(389,346)	(4,682,562)
Net increase (decrease)	(264,912)	$(3,171,034)
Year ended December 31, 2025:
Shares sold	251,935	$2,668,907
Shares issued to shareholders in reinvestment of distributions	368,180	4,159,186
Shares redeemed	(726,576)	(8,005,606)
Net increase (decrease)	(106,461)	$(1,177,513)

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	1,044,680	$12,427,115
Shares redeemed	(9,092,760)	(108,324,696)
Net increase (decrease)	(8,048,080)	$(95,897,581)
Year ended December 31, 2025:
Shares sold	3,345,716	$36,057,700
Shares issued to shareholders in reinvestment of distributions	3,088,862	34,442,046
Shares redeemed	(21,534,337)	(233,818,353)
Net increase (decrease)	(15,099,759)	$(163,318,607)
NYLIM VP Equity Allocation Portfolio
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	30,494	$369,581
Shares redeemed	(420,936)	(5,210,163)
Net increase (decrease)	(390,442)	$(4,840,582)
Year ended December 31, 2025:
Shares sold	254,821	$2,707,760
Shares issued to shareholders in reinvestment of distributions	104,082	1,203,061
Shares redeemed	(687,637)	(7,626,446)
Net increase (decrease)	(328,734)	$(3,715,625)

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	979,442	$11,958,154
Shares redeemed	(6,698,716)	(82,096,879)
Net increase (decrease)	(5,719,274)	$(70,138,725)
Year ended December 31, 2025:
Shares sold	2,250,450	$23,660,430
Shares issued to shareholders in reinvestment of distributions	454,078	5,155,194
Shares redeemed	(15,451,168)	(166,088,323)
Net increase (decrease)	(12,746,640)	$(137,272,699)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Allocation Portfolios as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within each Allocation Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
42

NYLIM VP Schroders Mid Cap Opportunities Portfolio
(formerly known as NYLI VP Schroders Mid Cap Opportunities Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.4%
Aerospace & Defense 2.5%
BWX Technologies, Inc.	66,548	$ 12,953,568
Hexcel Corp.	49,960	4,998,998
		17,952,566
Air Freight & Logistics 1.5%
CH Robinson Worldwide, Inc.	58,347	10,989,074
Banks 3.3%
East West Bancorp, Inc.	66,379	8,568,865
Popular, Inc.	42,865	7,037,576
UMB Financial Corp.	57,240	8,171,582
		23,778,023
Biotechnology 0.8%
Natera, Inc. (a)	20,179	5,477,590
Building Products 4.4%
Advanced Drainage Systems, Inc.	59,385	9,321,070
Masco Corp.	120,704	9,821,684
Trane Technologies plc	25,621	12,584,010
		31,726,764
Capital Markets 3.2%
Evercore, Inc., Class A	26,821	9,157,762
LPL Financial Holdings, Inc.	17,878	5,035,875
Raymond James Financial, Inc.	57,999	8,817,588
		23,011,225
Chemicals 1.6%
RPM International, Inc.	62,244	6,918,421
Westlake Corp.	68,580	5,006,340
		11,924,761
Commercial Services & Supplies 5.2%
RB Global, Inc.	70,947	8,261,778
Rentokil Initial plc, Sponsored ADR (b)	397,931	11,384,806
Republic Services, Inc.	46,615	9,932,724
Veralto Corp.	92,963	8,243,959
		37,823,267
Communications Equipment 1.4%
Ciena Corp. (a)	21,461	10,527,908
Electric Utilities 2.6%
Alliant Energy Corp.	161,414	12,314,274
PPL Corp.	181,801	6,608,466
		18,922,740
	Shares	Value

Electrical Equipment 3.2%
Hubbell, Inc.	22,460	$ 11,751,072
Regal Rexnord Corp.	48,382	11,524,109
		23,275,181
Electronic Equipment, Instruments & Components 10.7%
CDW Corp.	79,325	11,156,268
Coherent Corp. (a)	31,297	12,345,728
Fabrinet (a)	13,188	7,412,711
Keysight Technologies, Inc. (a)	36,470	12,767,053
Novanta, Inc. (a)	64,666	10,491,412
Teledyne Technologies, Inc. (a)	18,280	12,190,932
Zebra Technologies Corp., Class A (a)	41,367	10,890,276
		77,254,380
Energy Equipment & Services 1.8%
TechnipFMC plc	193,817	12,850,067
Entertainment 1.7%
Take-Two Interactive Software, Inc. (a)	49,317	12,328,264
Food Products 2.1%
Hershey Co. (The)	41,141	7,218,188
McCormick & Co., Inc. (Non-Voting)	162,837	8,210,242
		15,428,430
Health Care Equipment & Supplies 1.0%
Teleflex, Inc.	58,113	7,366,404
Health Care Providers & Services 0.7%
Guardant Health, Inc. (a)	35,837	5,376,625
Health Care REITs 1.6%
Ventas, Inc.	128,354	11,397,835
Hotels, Restaurants & Leisure 6.2%
Aramark	349,237	19,871,585
Churchill Downs, Inc.	100,302	8,991,071
DraftKings, Inc., Class A (a)	220,930	5,580,692
Hyatt Hotels Corp., Class A (b)	54,985	10,658,293
		45,101,641
Insurance 5.3%
Aon plc, Class A	31,402	10,415,729
Assurant, Inc.	57,548	15,453,365
Reinsurance Group of America, Inc.	57,365	12,198,667
		38,067,761

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
IT Services 4.8%
Snowflake, Inc., Class A (a)	52,232	$ 13,293,044
Twilio, Inc., Class A (a)	60,405	12,463,364
VeriSign, Inc.	34,585	8,700,202
		34,456,610
Life Sciences Tools & Services 6.2%
Bio-Techne Corp.	222,243	15,701,468
Mettler-Toledo International, Inc. (a)	11,062	14,131,816
West Pharmaceutical Services, Inc.	42,414	15,226,626
		45,059,910
Machinery 4.0%
Dover Corp.	45,775	10,266,417
IDEX Corp.	45,192	10,256,324
Lincoln Electric Holdings, Inc.	33,233	8,823,694
		29,346,435
Multi-Utilities 2.4%
Ameren Corp.	92,439	10,449,304
NiSource, Inc.	149,516	7,109,486
		17,558,790
Oil, Gas & Consumable Fuels 3.6%
Diamondback Energy, Inc.	59,808	10,513,050
EQT Corp.	110,969	5,900,222
Valero Energy Corp.	37,479	9,761,031
		26,174,303
Professional Services 3.3%
ExlService Holdings, Inc. (a)	232,553	6,013,821
Leidos Holdings, Inc.	75,629	7,787,518
Verisk Analytics, Inc.	56,267	10,101,614
		23,902,953
Retail REITs 1.4%
Brixmor Property Group, Inc.	329,287	10,382,419
Semiconductors & Semiconductor Equipment 1.6%
Marvell Technology, Inc.	38,356	11,425,869
Software 2.3%
Dynatrace, Inc. (a)	210,868	9,259,214
PTC, Inc. (a)	63,678	7,234,457
		16,493,671
Specialized REITs 1.7%
Lamar Advertising Co., Class A	77,997	12,165,972
	Shares	Value

Specialty Retail 3.2%
Burlington Stores, Inc. (a)	42,264	$ 13,389,235
Tractor Supply Co.	315,424	9,970,553
		23,359,788
Technology Hardware, Storage & Peripherals 1.5%
Everpure, Inc., Class A (a)	136,444	10,750,423
Textiles, Apparel & Luxury Goods 1.6%
Ralph Lauren Corp.	28,327	11,370,741
Total Common Stocks (Cost $586,549,653)		713,028,390
Short-Term Investments 3.4%
Affiliated Investment Company 1.6%
NYLIM U.S. Government Liquidity Fund, 3.551% (c)	11,740,629	11,740,629
Unaffiliated Investment Companies 1.8%
BlackRock Liquidity FedFund, 3.64% (c)(d)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 3.644% (c)(d)	11,633,034	11,633,034
		12,633,034
Total Short-Term Investments (Cost $24,373,663)		24,373,663
Total Investments (Cost $610,923,316)	101.8%	737,402,053
Other Assets, Less Liabilities	(1.8)	(13,147,192)
Net Assets	100.0%	$ 724,254,861

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2026, the aggregate market value of securities on loan was $15,767,498; the total market value of collateral held by the Portfolio was $16,281,894. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,648,860. The Portfolio received cash collateral with a value of $12,633,034. (See Note 2(H))
(c)	Current yield as of June 30, 2026.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP Schroders Mid Cap Opportunities Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 7,967	$ 143,941	$ (140,167)	$ —	$ —	$ 11,741	$ 276	$ —	11,741

Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 713,028,390	$ —	$ —	$ 713,028,390
Short-Term Investments
Affiliated Investment Company	11,740,629	—	—	11,740,629
Unaffiliated Investment Companies	12,633,034	—	—	12,633,034
Total Short-Term Investments	24,373,663	—	—	24,373,663
Total Investments in Securities	$ 737,402,053	$ —	$ —	$ 737,402,053

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $599,182,687) including securities on loan of $15,767,498	$725,661,424
Investment in affiliated investment companies, at value (identified cost $11,740,629)	11,740,629
Receivables:
Dividends	308,881
Portfolio shares sold	20,970
Securities lending	2,695
Other assets	6,157
Total assets	737,740,756
Liabilities
Cash collateral received for securities on loan	12,633,034
Payables:
Manager (See Note 3)	461,779
Portfolio shares redeemed	253,179
Distribution/Service fees (See Note 3)	82,335
Professional fees	28,001
Shareholder communication	11,468
Custodian	7,445
Trustees	1,933
Accrued expenses	6,721
Total liabilities	13,485,895
Net assets	$724,254,861
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$63,366
Additional paid-in-capital	557,877,561
557,940,927
Total distributable earnings (loss)	166,313,934
Net assets	$724,254,861
Initial Class
Net assets applicable to outstanding shares	$317,791,343
Shares of beneficial interest outstanding	27,134,110
Net asset value per share outstanding	$11.71
Service Class
Net assets applicable to outstanding shares	$406,463,518
Shares of beneficial interest outstanding	36,231,481
Net asset value per share outstanding	$11.22

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP Schroders Mid Cap Opportunities Portfolio

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $7,328)	$3,821,495
Dividends-affiliated	275,686
Securities lending, net	19,405
Total income	4,116,586
Expenses
Manager (See Note 3)	2,766,623
Distribution/Service—Service Class (See Note 3)	491,776
Professional fees	53,258
Shareholder communication	29,639
Custodian	11,702
Trustees	11,521
Miscellaneous	9,841
Total expenses before waiver/reimbursement	3,374,360
Expense waiver/reimbursement from Manager (See Note 3)	(70,700)
Net expenses	3,303,660
Net investment income (loss)	812,926
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	55,651,189
Net change in unrealized appreciation (depreciation) on unaffiliated investments	60,242,396
Net realized and unrealized gain (loss)	115,893,585
Net increase (decrease) in net assets resulting from operations	$116,706,511
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$812,926	$1,826,641
Net realized gain (loss)	55,651,189	17,717,059
Net change in unrealized appreciation (depreciation)	60,242,396	24,850,678
Net increase (decrease) in net assets resulting from operations	116,706,511	44,394,378
Distributions to shareholders:
Initial Class	—	(1,007,039)
Service Class	—	(507,588)
Total distributions to shareholders	—	(1,514,627)
Capital share transactions:
Net proceeds from sales of shares	31,923,438	31,346,017
Net asset value of shares issued to shareholders in reinvestment of distributions	—	1,514,627
Cost of shares redeemed	(72,725,625)	(115,420,272)
Increase (decrease) in net assets derived from capital share transactions	(40,802,187)	(82,559,628)
Net increase (decrease) in net assets	75,904,324	(39,679,877)
Net Assets
Beginning of period	648,350,537	688,030,414
End of period	$724,254,861	$648,350,537
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP Schroders Mid Cap Opportunities Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.87	$9.24	$8.43	$7.42	$16.34	$13.96
Net investment income (loss) (a)	0.02	0.04	0.03	0.02	0.02	(0.02)
Net realized and unrealized gain (loss)	1.82	0.63	0.81	1.00	(3.69)	2.80
Total from investment operations	1.84	0.67	0.84	1.02	(3.67)	2.78
Less distributions:
From net investment income	—	(0.04)	(0.03)	(0.01)	—	(0.10)
From net realized gain on investments	—	—	—	—	(5.25)	(0.30)
Total distributions	—	(0.04)	(0.03)	(0.01)	(5.25)	(0.40)
Net asset value at end of period	$11.71	$9.87	$9.24	$8.43	$7.42	$16.34
Total investment return (b)	18.64%	7.27%	9.98%	13.69%	(20.52)%	20.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.39%††	0.43%	0.38%	0.31%	0.13%	(0.12)%
Net expenses (c)	0.83%††	0.83%	0.85%	0.86%	0.86%	0.86%
Expenses (before waiver/reimbursement) (c)	0.85%††	0.86%	0.87%	0.88%	0.89%	0.89%
Portfolio turnover rate	39%	59%	60%	60%	49%	54%
Net assets at end of period (in 000's)	$317,791	$257,173	$279,532	$272,691	$286,378	$360,437

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.47	$8.86	$8.08	$7.13	$16.00	$13.68
Net investment income (loss) (a)	0.01	0.02	0.01	0.01	(0.01)	(0.04)
Net realized and unrealized gain (loss)	1.74	0.60	0.78	0.94	(3.61)	2.72
Total from investment operations	1.75	0.62	0.79	0.95	(3.62)	2.68
Less distributions:
From net investment income	—	(0.01)	(0.01)	—	—	(0.06)
From net realized gain on investments	—	—	—	—	(5.25)	(0.30)
Total distributions	—	(0.01)	(0.01)	—	(5.25)	(0.36)
Net asset value at end of period	$11.22	$9.47	$8.86	$8.08	$7.13	$16.00
Total investment return (b)	18.49%	7.00%	9.70%	13.32%(c)	(20.71)%	19.70%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.13%††	0.18%	0.13%	0.07%	(0.13)%	(0.25)%
Net expenses (d)	1.08%††	1.08%	1.10%	1.11%	1.11%	1.11%
Expenses (before waiver/reimbursement) (d)	1.10%††	1.11%	1.12%	1.13%	1.14%	1.14%
Portfolio turnover rate	39%	59%	60%	60%	49%	54%
Net assets at end of period (in 000's)	$406,464	$391,177	$408,498	$434,787	$426,119	$571,259

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP Schroders Mid Cap Opportunities Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP Schroders Mid Cap Opportunities Portfolio (the "Portfolio") (formerly known as NYLI VP Schroders Mid Cap Opportunities Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	July 2, 2001
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

11

Notes to Financial Statements (Unaudited) (continued)
to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates

12	NYLIM VP Schroders Mid Cap Opportunities Portfolio

the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the
13

Notes to Financial Statements (Unaudited) (continued)
event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Schroder Investment Management North America Inc. ("Schroders" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of the Subadvisory Agreement between New York Life Investment Management and Schroders, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.82% up to $1 billion; 0.77% from $1 billion to $2 billion; and 0.745% in excess of $2 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.82% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.83% and 1.08%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $2,766,623 and waived fees and/or reimbursed certain class specific expenses in the amount of $70,700 and paid the Subadvisor fees in the amount of $1,179,856.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.

14	NYLIM VP Schroders Mid Cap Opportunities Portfolio

Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$614,838,740	$154,836,435	$(32,273,122)	$122,563,313
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $14,974,996, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$14,975
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$1,514,627
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal
Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $260,569 and $303,981, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	2,277,935	$24,349,527
Shares redeemed	(1,194,717)	(12,931,502)
Net increase (decrease)	1,083,218	$11,418,025
Year ended December 31, 2025:
Shares sold	730,749	$6,632,413
Shares issued to shareholders in reinvestment of distributions	106,685	1,007,039
Shares redeemed	(5,044,837)	(46,965,850)
Net increase (decrease)	(4,207,403)	$(39,326,398)

15

Notes to Financial Statements (Unaudited) (continued)
Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	737,942	$7,573,911
Shares redeemed	(5,822,879)	(59,794,123)
Net increase (decrease)	(5,084,937)	$(52,220,212)
Year ended December 31, 2025:
Shares sold	2,848,428	$24,713,604
Shares issued to shareholders in reinvestment of distributions	56,036	507,588
Shares redeemed	(7,695,819)	(68,454,422)
Net increase (decrease)	(4,791,355)	$(43,233,230)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
16	NYLIM VP Schroders Mid Cap Opportunities Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
17

NYLIM VP American Century Large Cap Equity Portfolio
(formerly known as NYLI VP American Century Sustainable Equity Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.7%
Aerospace & Defense 0.3%
Honeywell Aerospace, Inc. (a)	5,480	$ 1,211,518
Air Freight & Logistics 0.4%
FedEx Corp.	4,101	1,284,146
Automobiles 1.4%
Tesla, Inc. (a)	11,159	4,693,475
Banks 4.3%
Bank of America Corp.	86,203	4,911,847
JPMorgan Chase & Co.	15,757	5,157,739
Regions Financial Corp.	146,602	4,427,380
		14,496,966
Beverages 0.6%
PepsiCo, Inc.	15,197	2,057,674
Biotechnology 2.3%
AbbVie, Inc.	13,676	3,441,429
Gilead Sciences, Inc.	20,271	2,561,038
Vertex Pharmaceuticals, Inc. (a)	3,757	1,866,214
		7,868,681
Broadline Retail 3.4%
Amazon.com, Inc. (a)	48,246	11,498,952
Building Products 1.7%
Johnson Controls International plc	18,963	2,770,684
Trane Technologies plc	5,812	2,854,622
		5,625,306
Capital Markets 3.3%
Ameriprise Financial, Inc.	3,765	1,727,232
BlackRock, Inc.	1,906	1,832,733
Goldman Sachs Group, Inc. (The)	2,972	3,005,792
Intercontinental Exchange, Inc.	9,403	1,157,603
KKR & Co., Inc.	8,623	791,419
S&P Global, Inc.	6,315	2,571,847
		11,086,626
Chemicals 1.6%
Ecolab, Inc.	6,736	1,876,717
Linde plc	6,708	3,481,049
		5,357,766
	Shares	Value

Communications Equipment 1.1%
Cisco Systems, Inc.	10,704	$ 1,257,292
Motorola Solutions, Inc.	5,879	2,441,490
		3,698,782
Consumer Finance 0.9%
American Express Co.	8,570	2,898,802
Consumer Staples Distribution & Retail 1.2%
Costco Wholesale Corp.	1,670	1,562,235
Sysco Corp.	29,042	2,427,330
		3,989,565
Containers & Packaging 0.5%
Ball Corp.	26,395	1,647,048
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc.	23,979	1,015,271
Electric Utilities 1.6%
NextEra Energy, Inc.	61,326	5,382,583
Electrical Equipment 1.7%
Eaton Corp. plc	6,701	2,855,430
GE Vernova, Inc.	2,339	2,747,998
		5,603,428
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A	9,940	1,752,621
Coherent Corp. (a)	2,351	927,399
		2,680,020
Energy Equipment & Services 1.2%
SLB Ltd.	88,064	4,094,095
Entertainment 0.7%
Liberty Media Corp.-Liberty Formula One, Class C (a)	5,415	515,183
Netflix, Inc. (a)	26,247	1,874,036
		2,389,219
Financial Services 2.4%
Mastercard, Inc., Class A	9,925	5,097,480
Visa, Inc., Class A	8,584	2,945,085
		8,042,565
Ground Transportation 1.0%
Fedex Freight Holding Co., Inc. (a)	2,200	332,200
Uber Technologies, Inc. (a)	17,411	1,256,378

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Ground Transportation (continued)
Union Pacific Corp.	6,646	$ 1,807,712
		3,396,290
Health Care Equipment & Supplies 0.8%
IDEXX Laboratories, Inc. (a)	2,759	1,452,448
Intuitive Surgical, Inc. (a)	3,082	1,225,650
		2,678,098
Health Care Providers & Services 1.8%
Cencora, Inc.	4,461	1,262,374
Cigna Group (The)	9,280	2,558,310
UnitedHealth Group, Inc.	5,087	2,114,310
		5,934,994
Health Care REITs 1.2%
Welltower, Inc.	17,390	3,947,008
Hotels, Restaurants & Leisure 1.4%
Airbnb, Inc., Class A (a)	3,943	564,244
Booking Holdings, Inc.	9,209	1,641,412
Marriott International, Inc., Class A	7,051	2,613,030
		4,818,686
Household Products 1.4%
Church & Dwight Co., Inc.	15,474	1,499,121
Colgate-Palmolive Co.	11,933	1,094,017
Procter & Gamble Co. (The)	14,565	2,135,812
		4,728,950
Industrial Conglomerates 0.4%
Honeywell International, Inc.	5,480	1,226,972
Industrial REITs 1.0%
Prologis, Inc.	24,952	3,380,247
Insurance 1.4%
Marsh & McLennan Cos., Inc.	7,240	1,206,691
MetLife, Inc.	27,232	2,304,100
Progressive Corp. (The)	5,976	1,305,457
		4,816,248
Interactive Media & Services 8.0%
Alphabet, Inc., Class A	60,942	21,778,842
Meta Platforms, Inc., Class A	9,127	5,141,148
		26,919,990
	Shares	Value

IT Services 1.6%
International Business Machines Corp.	16,024	$ 4,506,109
MongoDB, Inc. (a)	2,395	804,481
		5,310,590
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	8,613	1,144,064
Danaher Corp.	13,683	2,606,338
Thermo Fisher Scientific, Inc.	4,058	2,034,519
		5,784,921
Machinery 3.1%
Cummins, Inc.	6,215	4,432,600
Deere & Co.	3,170	2,010,826
Parker-Hannifin Corp.	2,078	2,032,533
Xylem, Inc.	17,969	2,124,116
		10,600,075
Oil, Gas & Consumable Fuels 1.2%
Cheniere Energy, Inc.	3,389	810,005
Williams Cos., Inc. (The)	42,443	3,155,212
		3,965,217
Pharmaceuticals 2.3%
Bristol-Myers Squibb Co.	16,330	940,935
Eli Lilly & Co.	4,598	5,514,979
Merck & Co., Inc.	10,358	1,331,003
		7,786,917
Professional Services 0.5%
Automatic Data Processing, Inc.	7,363	1,648,944
Semiconductors & Semiconductor Equipment 20.0%
Advanced Micro Devices, Inc. (a)	4,237	2,461,316
Analog Devices, Inc.	12,892	5,120,316
Applied Materials, Inc.	8,276	5,983,548
ASML Holding NV	889	1,748,549
Broadcom, Inc.	29,188	11,025,767
Lam Research Corp.	11,128	4,822,096
Micron Technology, Inc.	5,984	6,907,271
NVIDIA Corp.	135,231	27,058,371
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4,497	2,147,632
		67,274,866
Software 9.0%
AppLovin Corp., Class A (a)	2,563	1,320,535
Cadence Design Systems, Inc. (a)	9,970	3,741,940
Crowdstrike Holdings, Inc., Class A (a)(b)	2,798	2,135,266
Dynatrace, Inc. (a)	30,781	1,351,594

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP American Century Large Cap Equity Portfolio

	Shares	Value
Common Stocks (continued)
Software (continued)
Microsoft Corp.	49,583	$ 18,495,451
Salesforce, Inc.	5,441	852,387
ServiceNow, Inc. (a)	13,754	1,365,497
Workday, Inc., Class A (a)	7,439	910,682
		30,173,352
Specialized REITs 0.6%
Equinix, Inc.	1,834	1,911,743
Specialty Retail 2.7%
Home Depot, Inc. (The)	11,569	4,080,155
O'Reilly Automotive, Inc. (a)	18,746	1,726,319
TJX Cos., Inc. (The)	22,819	3,457,079
		9,263,553
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	56,607	16,379,801
Western Digital Corp.	4,598	2,936,835
		19,316,636
Trading Companies & Distributors 1.2%
Ferguson Enterprises, Inc.	6,139	1,456,969
United Rentals, Inc.	2,167	2,454,972
		3,911,941
Total Common Stocks (Cost $224,589,442)		335,418,726
Exchange-Traded Fund 0.1%
iShares Core S&P 500 ETF	486	363,961
Total Exchange-Traded Fund (Cost $360,155)		363,961
	Shares	Value
Short-Term Investments 0.4%
Affiliated Investment Company 0.2%
NYLIM U.S. Government Liquidity Fund, 3.551% (c)	513,470	$ 513,470
Unaffiliated Investment Company 0.2%
Invesco Government & Agency Portfolio, 3.644% (c)(d)	833,580	833,580
Total Short-Term Investments (Cost $1,347,050)		1,347,050
Total Investments (Cost $226,296,647)	100.2%	337,129,737
Other Assets, Less Liabilities	(0.2)	(617,674)
Net Assets	100.0%	$ 336,512,063

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2026, the aggregate market value of securities on loan was $817,201. The Portfolio received cash collateral with a value of $833,580. (See Note 2(J))
(c)	Current yield as of June 30, 2026.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 787	$ 12,884	$ (13,158)	$ —	$ —	$ 513	$ 12	$ —	513

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
Foreign Currency Forward Contracts
As of June 30, 2026, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	72,240	USD	82,429	Morgan Stanley & Co.	9/25/26	$ 412
USD	359,330	EUR	312,915	Bank of America N.A.	9/25/26	496
USD	359,454	EUR	312,915	Citibank N.A.	9/25/26	620
USD	359,257	EUR	312,915	Morgan Stanley & Co.	9/25/26	422
USD	359,287	EUR	312,915	UBS AG, Stamford Branch	9/25/26	453
Total Unrealized Appreciation						2,403
USD	44,318	EUR	38,689	Morgan Stanley & Co.	9/25/26	(49)
Net Unrealized Appreciation						$ 2,354

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
EUR—Euro
REIT—Real Estate Investment Trust
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 335,418,726	$ —	$ —	$ 335,418,726
Exchange-Traded Fund	363,961	—	—	363,961
Short-Term Investments
Affiliated Investment Company	513,470	—	—	513,470
Unaffiliated Investment Company	833,580	—	—	833,580
Total Short-Term Investments	1,347,050	—	—	1,347,050
Total Investments in Securities	337,129,737	—	—	337,129,737
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	2,403	—	2,403
Total Investments in Securities	$ 337,129,737	$ 2,403	$ —	$ 337,132,140
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (49)	$ —	$ (49)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP American Century Large Cap Equity Portfolio

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $225,783,177) including securities on loan of $817,201	$336,616,267
Investment in affiliated investment companies, at value (identified cost $513,470)	513,470
Cash denominated in foreign currencies (identified cost $62)	61
Receivables:
Investment securities sold	333,915
Dividends	165,169
Portfolio shares sold	31,036
Securities lending	205
Unrealized appreciation on foreign currency forward contracts	2,403
Other assets	5,169
Total assets	337,667,695
Liabilities
Cash collateral received for securities on loan	833,580
Payables:
Manager (See Note 3)	175,104
Portfolio shares redeemed	58,881
Distribution/Service fees (See Note 3)	31,908
Professional fees	30,869
Shareholder communication	9,547
Custodian	9,001
Trustees	1,371
Accrued expenses	5,322
Unrealized depreciation on foreign currency forward contracts	49
Total liabilities	1,155,632
Net assets	$336,512,063
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$28,918
Additional paid-in-capital	163,627,497
163,656,415
Total distributable earnings (loss)	172,855,648
Net assets	$336,512,063
Initial Class
Net assets applicable to outstanding shares	$181,573,058
Shares of beneficial interest outstanding	15,560,316
Net asset value per share outstanding	$11.67
Service Class
Net assets applicable to outstanding shares	$154,939,005
Shares of beneficial interest outstanding	13,358,069
Net asset value per share outstanding	$11.60

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $2,181)	$2,034,074
Dividends-affiliated	11,925
Securities lending, net	253
Total income	2,046,252
Expenses
Manager (See Note 3)	1,096,038
Distribution/Service—Service Class (See Note 3)	189,919
Professional fees	47,504
Shareholder communication	18,630
Custodian	11,607
Trustees	6,562
Miscellaneous	6,604
Total expenses	1,376,864
Net investment income (loss)	669,388
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	27,434,308
Foreign currency transactions	(3,987)
Foreign currency forward transactions	51,124
Net realized gain (loss)	27,481,445
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(4,018,473)
Foreign currency forward contracts	758
Translation of other assets and liabilities in foreign currencies	58
Net change in unrealized appreciation (depreciation)	(4,017,657)
Net realized and unrealized gain (loss)	23,463,788
Net increase (decrease) in net assets resulting from operations	$24,133,176
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP American Century Large Cap Equity Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$669,388	$1,565,069
Net realized gain (loss)	27,481,445	33,459,629
Net change in unrealized appreciation (depreciation)	(4,017,657)	6,394,317
Net increase (decrease) in net assets resulting from operations	24,133,176	41,419,015
Distributions to shareholders:
Initial Class	—	(14,511,384)
Service Class	—	(9,138,041)
Total distributions to shareholders	—	(23,649,425)
Capital share transactions:
Net proceeds from sales of shares	4,102,867	12,629,456
Net asset value of shares issued to shareholders in reinvestment of distributions	—	23,649,425
Cost of shares redeemed	(75,348,761)	(112,250,952)
Increase (decrease) in net assets derived from capital share transactions	(71,245,894)	(75,972,071)
Net increase (decrease) in net assets	(47,112,718)	(58,202,481)
Net Assets
Beginning of period	383,624,781	441,827,262
End of period	$336,512,063	$383,624,781
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.85	$10.36	$8.94	$11.07	$13.93	$11.56
Net investment income (loss) (a)	0.03	0.05	0.07	0.11	0.13	0.21
Net realized and unrealized gain (loss)	0.79	1.12	1.70	2.14	(1.30)	2.71
Total from investment operations	0.82	1.17	1.77	2.25	(1.17)	2.92
Less distributions:
From net investment income	—	(0.10)	(0.10)	(0.17)	(0.23)	(0.34)
From net realized gain on investments	—	(0.58)	(0.25)	(4.21)	(1.46)	(0.21)
Total distributions	—	(0.68)	(0.35)	(4.38)	(1.69)	(0.55)
Net asset value at end of period	$11.67	$10.85	$10.36	$8.94	$11.07	$13.93
Total investment return (b)	7.53%	11.34%	19.84%	24.39%	(7.70)%	25.49%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.49%††	0.49%	0.68%	0.99%	1.03%	1.57%
Net expenses (c)	0.68%††	0.68%	0.66%	0.67%	0.70%	0.76%
Portfolio turnover rate	9%	26%	28%	28%	20%	18%
Net assets at end of period (in 000's)	$181,573	$227,903	$271,640	$260,344	$281,471	$324,378

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.80	$10.31	$8.90	$11.03	$13.87	$11.51
Net investment income (loss) (a)	0.01	0.02	0.04	0.08	0.10	0.17
Net realized and unrealized gain (loss)	0.79	1.12	1.70	2.13	(1.29)	2.71
Total from investment operations	0.80	1.14	1.74	2.21	(1.19)	2.88
Less distributions:
From net investment income	—	(0.07)	(0.08)	(0.13)	(0.19)	(0.31)
From net realized gain on investments	—	(0.58)	(0.25)	(4.21)	(1.46)	(0.21)
Total distributions	—	(0.65)	(0.33)	(4.34)	(1.65)	(0.52)
Net asset value at end of period	$11.60	$10.80	$10.31	$8.90	$11.03	$13.87
Total investment return (b)	7.40%	11.06%	19.54%	24.08%	(7.93)%	25.18%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.25%††	0.23%	0.43%	0.74%	0.79%	1.32%
Net expenses (c)	0.93%††	0.93%	0.91%	0.92%	0.95%	1.01%
Portfolio turnover rate	9%	26%	28%	28%	20%	18%
Net assets at end of period (in 000's)	$154,939	$155,722	$170,188	$174,115	$173,097	$229,010

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP American Century Large Cap Equity Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP American Century Large Cap Equity Portfolio (the "Portfolio") (formerly known as NYLI VP American Century Sustainable Equity Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term capital growth. Income is a secondary objective.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

11

Notes to Financial Statements (Unaudited) (continued)
to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask

12	NYLIM VP American Century Large Cap Equity Portfolio

prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the
13

Notes to Financial Statements (Unaudited) (continued)
Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Foreign Currency Forward Contracts. The Portfolio may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Portfolio is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Portfolio faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Portfolio. Leverage risk is the risk that a foreign currency forward contract can magnify the Portfolio's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Portfolio than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Portfolio's assets. Moreover, there may be an imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Portfolio's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(I) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the

14	NYLIM VP American Century Large Cap Equity Portfolio

loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Debt and Convertible Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.
(L) Foreign Securities Risk.  The Portfolio invests in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(M) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(N) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into foreign currency forward contracts to hedge currency risk due to its exposure in foreign securities.
Fair value of derivative instruments as of June 30, 2026:
Asset Derivatives	Foreign Exchange Contracts Risk
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	$2,403
Total Fair Value	$2,403

Liability Derivatives	Foreign Exchange Contracts Risk
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	$(49)
Total Fair Value	$(49)
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2026:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk
Forward Transactions	$51,124
Total Net Realized Gain (Loss)	$51,124

15

Notes to Financial Statements (Unaudited) (continued)
Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk
Forward Contracts	$758
Total Net Change in Unrealized Appreciation (Depreciation)	$758

Average Notional Amount	Total
Forward Contracts Long	$232,122
Forward Contracts Short	$(1,559,989)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. American Century Investment Management, Inc. ("American Century" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investment Management and American Century, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Portfolio pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio’s average daily net assets as follows: 0.63% up to $500 million; 0.61% from $500 million to $1 billion; and 0.585% in excess of $1 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.63% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $1,096,038 and paid the Subadvisor fees in the amount of $382,743.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations.
JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$227,268,346	$117,861,994	$(8,000,603)	$109,861,391
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$3,147,150
Long-Term Capital Gains	20,502,275
Total	$23,649,425
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with

16	NYLIM VP American Century Large Cap Equity Portfolio

an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $32,605 and $103,366, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	38,119	$417,956
Shares redeemed	(5,479,341)	(59,894,738)
Net increase (decrease)	(5,441,222)	$(59,476,782)
Year ended December 31, 2025:
Shares sold	286,534	$2,927,609
Shares issued to shareholders in reinvestment of distributions	1,352,299	14,511,384
Shares redeemed	(6,855,885)	(71,757,523)
Net increase (decrease)	(5,217,052)	$(54,318,530)

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	342,093	$3,684,911
Shares redeemed	(1,402,845)	(15,454,023)
Net increase (decrease)	(1,060,752)	$(11,769,112)
Year ended December 31, 2025:
Shares sold	952,301	$9,701,847
Shares issued to shareholders in reinvestment of distributions	855,165	9,138,041
Shares redeemed	(3,893,687)	(40,493,429)
Net increase (decrease)	(2,086,221)	$(21,653,541)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
17

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
18

NYLIM VP Balanced Portfolio
(formerly known as NYLI VP Balanced Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 27.3%
Asset-Backed Securities 2.5%
Automobile Asset-Backed Securities 1.7%
American Credit Acceptance Receivables Trust (a)
Series 2026-2, Class D
5.18%, due 6/8/32	$ 350,000	$ 347,974
Series 2024-4, Class D
5.34%, due 8/12/31	290,000	291,915
AutoNation Finance Trust
Series 2026-1A, Class C
4.56%, due 10/14/31 (a)	260,000	257,209
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2023-1A, Class A
5.25%, due 4/20/29	250,000	252,212
Series 2024-1A, Class B
5.85%, due 6/20/30	370,000	376,807
Series 2023-6A, Class B
6.40%, due 12/20/29	240,000	246,557
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class D
4.99%, due 11/17/31	260,000	257,402
Series 2025-4, Class D
5.41%, due 8/15/31	340,000	340,462
Series 2025-2, Class D
5.62%, due 3/17/31	300,000	303,678
Exeter Automobile Receivables Trust
Series 2025-5A, Class D
5.16%, due 3/15/32	300,000	298,498
Series 2026-3A, Class D
5.44%, due 10/15/32	290,000	290,302
First Investors Auto Owner Trust
Series 2025-1A, Class C
4.75%, due 12/15/31 (a)	290,000	287,038
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class A1
4.06%, due 9/15/30	300,000	297,205
GLS Auto Receivables Issuer Trust
Series 2026-2A, Class D
5.38%, due 1/15/32 (a)	290,000	289,688
GLS Auto Select Receivables Trust
Series 2024-2A, Class D
6.37%, due 8/15/31 (a)	170,000	174,500
	Principal Amount	Value

Automobile Asset-Backed Securities (continued)
GM Financial Revolving Receivables Trust
Series 2025-1, Class A
4.64%, due 12/11/37 (a)	$ 290,000	$ 290,719
Hertz Vehicle Financing LLC
Series 2022-2A, Class A
2.33%, due 6/26/28 (a)	315,000	309,203
LAD Auto Receivables Trust
Series 2026-1A, Class A3
3.92%, due 4/15/31 (a)	500,000	493,692
M&T Bank Auto Receivables Trust
Series 2025-1A, Class A4
4.89%, due 7/15/32 (a)	400,000	402,584
Santander Drive Auto Receivables Trust
Series 2026-1, Class D
4.75%, due 4/15/32	300,000	295,707
		6,103,352
Credit Card Asset-Backed Security 0.1%
First National Master Note Trust
Series 2024-1, Class A
5.34%, due 5/15/30	250,000	252,048
Home Equity Asset-Backed Security 0.1%
J.P. Morgan Mortgage Trust ACES
Series 2026-ACES1, Class A2
5.161%, due 4/25/66 (a)(b)	350,000	344,432
Other Asset-Backed Securities 0.6%
Dell Equipment Finance Trust
Series 2026-1A, Class A3
4.32%, due 12/22/31 (a)	290,000	288,966
Navient Refinance Loan Trust
Series 2026-B, Class A
5.07%, due 6/15/56 (a)	290,000	289,928
Point Broadband Funding LLC
Series 2025-1A, Class A2
5.336%, due 7/20/55 (a)	300,000	298,451
Shentel Issuer LLC
Series 2025-1A, Class A2
5.64%, due 12/20/55 (a)	260,000	261,347
Tricon Residential Trust
Series 2024-SFR1, Class A
4.65%, due 4/17/41 (a)	389,449	384,750
Verizon Master Trust
Series 2024-7, Class A
4.35%, due 8/20/32 (a)	250,000	248,619

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Zayo Issuer LLC
Series 2025-2A, Class A2
5.953%, due 6/20/55 (a)	$ 300,000	$ 303,599
		2,075,660
Total Asset-Backed Securities (Cost $8,801,551)		8,775,492
Corporate Bonds 10.3%
Agriculture 0.1%
Altria Group, Inc.
2.45%, due 2/4/32	285,000	250,741
Auto Manufacturers 0.5%
Daimler Truck Finance North America LLC
5.25%, due 1/13/30 (a)	255,000	258,203
Ford Motor Credit Co. LLC
5.73%, due 9/5/30	500,000	502,739
5.875%, due 11/7/29	245,000	247,947
Hyundai Capital America
4.875%, due 6/23/27 (a)	515,000	516,965
Volkswagen Group of America Finance LLC
4.85%, due 9/11/30 (a)	280,000	277,807
		1,803,661
Banks 2.3%
Banco Bilbao Vizcaya Argentaria SA
5.127%, due 3/3/36	200,000	194,578
Bank of America Corp. (c)
1.734%, due 7/22/27	815,000	813,762
5.518%, due 10/25/35	300,000	301,387
Barclays plc
4.521%, due 2/24/32 (c)	255,000	249,080
BNP Paribas SA
5.786%, due 1/13/33 (a)(c)	365,000	376,731
BPCE SA
5.184%, due 6/2/32 (a)(c)	260,000	259,569
Citizens Financial Group, Inc.
5.299% (5 Year Treasury Constant Maturity Rate + 1.45%), due 1/29/36 (d)	300,000	297,079
Deutsche Bank AG
4.469%, due 12/10/31 (c)	515,000	506,465
	Principal Amount	Value

Banks (continued)
Goldman Sachs Group, Inc. (The) (c)
4.516%, due 1/21/32	$ 790,000	$ 775,092
5.065%, due 1/21/37	140,000	136,689
HSBC Holdings plc
7.39%, due 11/3/28 (c)	395,000	409,002
Huntington Bancshares, Inc.
4.623%, due 1/28/32 (c)	305,000	299,941
Intesa Sanpaolo SpA
5.20% (1 Year Treasury Constant Maturity Rate + 0.95%), due 6/29/32 (a)(d)	255,000	255,571
M&T Bank Corp.
6.082%, due 3/13/32 (c)	285,000	297,421
Morgan Stanley (c)
Series I
4.356%, due 10/22/31	235,000	229,768
Series I
4.892%, due 10/22/36	140,000	135,583
Morgan Stanley Bank NA
4.788%, due 5/10/30 (c)	320,000	320,316
Morgan Stanley Private Bank NA
4.734%, due 7/18/31 (c)	265,000	263,805
PNC Financial Services Group, Inc. (The)
6.615%, due 10/20/27 (c)	420,000	422,654
Santander Holdings USA, Inc.
5.22%, due 6/5/32 (c)	350,000	349,130
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (d)	250,000	248,220
UBS Group AG
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (a)(d)	265,000	268,760
Wells Fargo & Co. (c)
4.844%, due 5/20/32	320,000	318,918
4.97%, due 4/23/29	445,000	447,171
		8,176,692
Beverages 0.0% ‡
Keurig Dr Pepper, Inc.
4.60%, due 5/15/30	120,000	118,649
Biotechnology 0.1%
Amgen, Inc.
5.15%, due 3/2/28	240,000	242,287

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP Balanced Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Building Materials 0.1%
EMRLD Borrower LP
6.625%, due 12/15/30 (a)	$ 230,000	$ 235,137
Chemicals 0.1%
Dow Chemical Co. (The)
4.80%, due 1/15/31	305,000	300,442
Olin Corp.
5.00%, due 2/1/30	245,000	237,509
		537,951
Commercial Services 0.1%
Brink's Co. (The)
6.50%, due 6/15/29 (a)	230,000	234,604
Global Payments, Inc.
2.15%, due 1/15/27	315,000	310,914
		545,518
Computers 0.1%
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	200,000	198,821
Cosmetics & Personal Care 0.1%
Edgewell Personal Care Co.
4.125%, due 4/1/29 (a)	255,000	246,521
Diversified Financial Services 0.7%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	425,000	423,020
Aircastle Ltd.
5.00%, due 5/15/31 (a)	345,000	341,843
Ally Financial, Inc.
5.548%, due 7/31/33 (c)	305,000	302,481
Bread Financial Holdings, Inc.
6.75%, due 5/15/31 (a)	240,000	245,439
Capital One Financial Corp.
6.183%, due 1/30/36 (c)	255,000	260,828
Equitable America Global Funding
4.95%, due 6/9/30 (a)	450,000	450,666
OneMain Finance Corp.
6.625%, due 5/15/29	240,000	244,718
Synchrony Financial
5.45%, due 3/6/31 (c)	250,000	249,935
		2,518,930
	Principal Amount	Value

Electric 2.0%
Arizona Public Service Co.
5.55%, due 8/1/33	$ 320,000	$ 328,644
Duke Energy Carolinas LLC
4.95%, due 1/15/33	160,000	161,044
Duke Energy Corp.
4.50%, due 8/15/32	130,000	127,462
Duke Energy Florida LLC
4.20%, due 12/1/30	150,000	147,388
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	60,000	61,069
5.30%, due 6/15/35	550,000	555,067
Entergy Arkansas LLC
5.15%, due 1/15/33	170,000	171,833
Entergy Louisiana LLC
5.15%, due 9/15/34	290,000	292,973
Evergy Kansas Central, Inc.
5.30%, due 7/1/36	320,000	320,486
Florida Power & Light Co.
5.05%, due 4/1/28	500,000	505,681
Georgia Power Co.
4.65%, due 5/16/28	585,000	586,751
National Rural Utilities Cooperative Finance Corp.
4.30%, due 12/10/30	255,000	251,537
Pacific Gas and Electric Co.
5.45%, due 6/15/27	310,000	312,382
5.60%, due 8/15/36	255,000	255,082
6.10%, due 1/15/29	180,000	185,339
6.40%, due 6/15/33	90,000	95,231
PECO Energy Co.
4.90%, due 6/15/33	235,000	236,687
Public Service Co. of Oklahoma
5.45%, due 1/15/36	245,000	247,459
Southern California Edison Co.
4.95%, due 9/15/31	345,000	344,263
5.30%, due 3/1/28	300,000	302,801
Southern Co. (The)
5.70%, due 10/15/32	90,000	93,571
Southwestern Public Service Co.
5.30%, due 8/15/36	255,000	254,319
Virginia Electric and Power Co.
5.05%, due 8/15/34	290,000	290,227
Vistra Operations Co. LLC
5.25%, due 4/30/33 (a)	230,000	228,298
Xcel Energy, Inc.
5.50%, due 3/15/34	220,000	223,513
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
XPLR Infrastructure Operating Partners LP
7.25%, due 1/15/29 (a)	$ 230,000	$ 237,989
		6,817,096
Electronics 0.1%
Amphenol Corp.
5.00%, due 1/15/35	285,000	284,696
Gas 0.2%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	410,000	364,022
National Fuel Gas Co.
2.95%, due 3/1/31	330,000	301,919
Southwest Gas Corp.
5.45%, due 3/23/28	170,000	172,179
		838,120
Healthcare-Services 0.0% ‡
HCA, Inc.
3.625%, due 3/15/32	210,000	195,481
Insurance 0.4%
GA Global Funding Trust
5.40%, due 1/13/30 (a)	510,000	511,555
Lincoln Financial Global Funding
5.30%, due 1/13/30 (a)	330,000	333,466
RGA Global Funding
6.00%, due 11/21/28 (a)	635,000	651,711
		1,496,732
Internet 0.4%
Amazon.com, Inc.
2.10%, due 5/12/31	345,000	307,458
Go Daddy Operating Co. LLC
3.50%, due 3/1/29 (a)	255,000	240,210
Match Group Holdings II LLC
4.125%, due 8/1/30 (a)	255,000	239,995
Meta Platforms, Inc.
4.60%, due 11/15/32	470,000	462,147
		1,249,810
Leisure Time 0.1%
Carnival Corp. Ltd.
4.00%, due 8/1/28 (a)	305,000	299,360
	Principal Amount	Value

Media 0.4%
CCO Holdings LLC
5.375%, due 6/1/29 (a)	$ 240,000	$ 234,784
Charter Communications Operating LLC
2.80%, due 4/1/31	585,000	521,209
6.384%, due 10/23/35	285,000	284,534
Sirius XM Radio LLC
4.125%, due 7/1/30 (a)	255,000	240,013
		1,280,540
Oil & Gas 0.2%
Antero Resources Corp.
5.40%, due 2/1/36	255,000	250,980
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	240,000	239,068
SM Energy Co.
6.75%, due 8/1/29 (a)	230,000	234,190
		724,238
Pharmaceuticals 0.1%
AbbVie, Inc.
5.05%, due 3/15/34	295,000	298,182
Pipelines 0.7%
Columbia Pipelines Holding Co. LLC
5.097%, due 10/1/31 (a)	250,000	250,239
Columbia Pipelines Operating Co. LLC
5.927%, due 8/15/30 (a)	205,000	212,904
Energy Transfer LP
3.75%, due 5/15/30	140,000	134,820
5.75%, due 2/15/33	155,000	160,480
MPLX LP
5.50%, due 6/1/34	295,000	298,246
Plains All American Pipeline LP
4.70%, due 1/15/31	600,000	594,813
Targa Resources Corp.
5.50%, due 2/15/35	190,000	191,783
Targa Resources Partners LP
5.50%, due 3/1/30	575,000	579,660
		2,422,945
Real Estate Investment Trusts 0.3%
American Tower Corp.
2.10%, due 6/15/30	495,000	447,487
GLP Capital LP
4.00%, due 1/15/30	310,000	297,679
XHR LP
6.625%, due 5/15/30 (a)	240,000	245,539
		990,705

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP Balanced Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Retail 0.1%
LCM Investments Holdings II LLC
4.875%, due 5/1/29 (a)	$ 245,000	$ 238,538
Nordstrom, Inc.
4.375%, due 4/1/30	255,000	245,428
		483,966
Semiconductors 0.2%
Broadcom, Inc.
2.60%, due 2/15/33	95,000	82,580
5.05%, due 4/15/30 (e)	210,000	213,120
Foundry JV Holdco LLC
5.90%, due 1/25/33 (a)	240,000	250,140
		545,840
Software 0.2%
Fiserv, Inc.
4.55%, due 2/15/31	465,000	453,942
Oracle Corp.
4.80%, due 9/26/32	250,000	237,878
		691,820
Telecommunications 0.7%
AT&T, Inc.
2.25%, due 2/1/32	60,000	52,210
4.35%, due 3/1/29	745,000	740,121
4.55%, due 11/1/32	400,000	390,320
PR RNO Property Owner 1 LLC
6.50%, due 5/1/31 (a)	245,000	244,646
Verizon Communications, Inc.
4.016%, due 12/3/29	2,000	1,963
4.75%, due 1/15/33	530,000	521,765
6.20% (5 Year Treasury Constant Maturity Rate + 2.042%), due 5/14/56 (d)	380,000	384,174
		2,335,199
Total Corporate Bonds (Cost $35,677,982)		35,829,638
Mortgage-Backed Securities 3.0%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.3%
BAMLL Commercial Mortgage Securities Trust
Series 2014-520M, Class A
4.325%, due 8/15/46 (a)(f)	320,000	288,446
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class B
5.332%, due 10/10/42 (a)(f)	$ 150,000	$ 149,344
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A
2.843%, due 3/9/44 (a)	440,000	406,930
BX Trust (a)
Series 2019-OC11, Class C
3.856%, due 12/9/41	280,000	265,814
Series 2025-ARIA, Class A
5.199%, due 12/13/42 (f)	295,000	295,538
Series 2025-VLT7, Class A
5.325% (1 Month SOFR + 1.70%), due 7/15/44 (d)	295,000	295,000
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	500,000	459,650
CSMC Trust
Series 2017-TIME, Class A
3.646%, due 11/13/39 (a)	190,000	181,732
Durst Commercial Mortgage Trust
Series 2025-151, Class A
5.317%, due 8/10/42 (a)(f)	300,000	301,417
ESTN Trust
Series 2026-TOWN, Class B
5.738%, due 5/12/46 (a)(f)	300,000	302,942
GNMA
REMIC, Series 2025-125, Class JA
5.00%, due 11/16/50 (f)	344,320	343,974
Grace Trust (a)
Series 2020-GRCE, Class A
2.347%, due 12/10/40	280,000	249,683
Series 2020-GRCE, Class D
2.769%, due 12/10/40 (f)	280,000	246,591
Houston Galleria Mall Trust
Series 2025-HGLR, Class A
5.644%, due 2/5/45 (a)(f)	380,000	388,418
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2022-NLP, Class A
4.472% (1 Month SOFR + 0.847%), due 4/15/37 (a)(d)	300,568	298,126
LBTY Commercial Mortgage Trust
Series 2026-225L, Class B
5.047%, due 2/10/43 (a)(f)	250,000	245,975
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
LONG Trust
Series 2026-ISL, Class A
5.35% (1 Month SOFR + 1.70%), due 6/15/43 (a)(d)	$ 260,000	$ 259,999
Manhattan West Mortgage Trust (a)(f)
Series 2020-1MW, Class C
2.413%, due 9/10/39	400,000	386,255
Series 2026-2MW, Class B
5.718%, due 6/10/48	300,000	301,666
NJ Trust
Series 2025-WBRK, Class A
5.867%, due 3/5/35 (a)(f)	340,000	347,054
NYC Commercial Mortgage Trust
Series 2025-28L, Class A
4.824%, due 11/5/38 (a)(f)	220,000	218,213
NYC Trust
Series 2026-9W57, Class A
5.053%, due 6/6/40 (a)(f)	400,000	398,210
PFDR Trust
Series 2026-DLVR, Class B
5.713% (1 Month SOFR + 2.10%), due 6/15/43 (a)(d)	210,000	209,934
RFR Trust
Series 2025-SGRM, Class A
5.562%, due 3/11/41 (a)(f)	290,000	291,594
SLG Office Trust
Series 2021-OVA, Class B
2.707%, due 7/15/41 (a)	390,000	346,082
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class A
5.068% (1 Month SOFR + 1.443%), due 2/15/42 (a)(d)	290,000	288,187
		7,766,774
Whole Loan (Collateralized Mortgage Obligations) 0.7%
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(g)	239,511	239,731
CLIP Trust
Series 2026-NQM1, Class A1
5.221%, due 5/25/71 (a)(b)	344,750	342,738
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M2
7.478% (SOFR 30A + 3.85%), due 5/25/42 (a)(d)	480,000	491,633
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust
Series 2022-HQA3, Class M1B
7.178% (SOFR 30A + 3.55%), due 8/25/42 (a)(d)	$ 500,000	$ 513,840
OBX Trust
Series 2026-NQM8, Class A1
5.297%, due 5/25/66 (a)(b)	260,000	258,966
Sequoia Mortgage Trust
Series 2026-5, Class A26F
5.328% (SOFR 30A + 1.70%), due 5/25/56 (a)(d)	380,510	380,734
Structured Agency Credit Risk
Series 2026-DNA1, Class M2
4.928% (SOFR 30A + 1.30%), due 2/25/46 (a)(d)	260,000	259,842
		2,487,484
Total Mortgage-Backed Securities (Cost $10,330,633)		10,254,258
U.S. Government & Federal Agencies 11.5%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Security) 0.3%
UMBS Pool, 30 Year
5.50%, due 2/1/55	965,877	970,284
United States Treasury Notes 11.2%
U.S. Treasury Notes
3.75%, due 4/30/28	11,160,000	11,079,352
3.875%, due 4/15/29	5,355,900	5,315,312
3.875%, due 4/30/31	7,022,100	6,921,157
4.125%, due 4/30/33	11,510,000	11,384,109
4.375%, due 5/15/36	4,270,700	4,248,012
		38,947,942
Total U.S. Government & Federal Agencies (Cost $40,138,293)		39,918,226
Total Long-Term Bonds (Cost $94,948,459)		94,777,614

	Shares

Common Stocks 61.9%
Aerospace & Defense 0.9%
L3Harris Technologies, Inc.	10,498	3,050,614

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP Balanced Portfolio

	Shares	Value
Common Stocks (continued)
Automobile Components 0.8%
Gentex Corp.	103,305	$ 2,610,517
Banks 5.1%
Huntington Bancshares, Inc.	204,620	3,627,913
JPMorgan Chase & Co.	22,918	7,501,749
M&T Bank Corp.	14,437	3,436,150
PNC Financial Services Group, Inc. (The)	12,548	3,089,568
		17,655,380
Beverages 0.9%
Keurig Dr Pepper, Inc.	97,011	3,175,170
Biotechnology 1.0%
Gilead Sciences, Inc.	26,676	3,370,246
Building Products 1.0%
Johnson Controls International plc	23,459	3,427,595
Capital Markets 6.0%
Ares Management Corp.	24,081	2,680,456
Intercontinental Exchange, Inc.	21,256	2,616,826
KKR & Co., Inc.	35,636	3,270,672
LPL Financial Holdings, Inc.	10,451	2,943,838
Nasdaq, Inc.	38,198	3,010,766
Raymond James Financial, Inc.	20,319	3,089,098
S&P Global, Inc.	8,201	3,339,939
		20,951,595
Communications Equipment 2.3%
Cisco Systems, Inc.	42,702	5,015,777
F5, Inc. (h)	7,252	3,016,542
		8,032,319
Consumer Staples Distribution & Retail 1.1%
U.S. Foods Holding Corp. (h)	38,422	3,928,650
Diversified Consumer Services 0.6%
H&R Block, Inc.	56,581	2,154,605
Electric Utilities 0.9%
American Electric Power Co., Inc.	23,032	3,151,008
Electrical Equipment 1.8%
Eaton Corp. plc	8,224	3,504,411
	Shares	Value

Electrical Equipment (continued)
Emerson Electric Co.	20,136	$ 2,882,468
		6,386,879
Food Products 0.8%
Archer-Daniels-Midland Co.	37,218	2,843,455
Gas Utilities 0.8%
Atmos Energy Corp.	16,174	2,786,295
Health Care Equipment & Supplies 0.8%
Stryker Corp.	9,060	2,852,450
Health Care Providers & Services 2.5%
Elevance Health, Inc.	9,877	3,819,732
UnitedHealth Group, Inc.	11,949	4,966,363
		8,786,095
Industrial Conglomerates 0.8%
3M Co.	18,106	2,931,542
Insurance 4.7%
American International Group, Inc.	41,726	3,109,839
Chubb Ltd.	9,741	3,319,148
Marsh & McLennan Cos., Inc.	19,487	3,247,898
MetLife, Inc.	36,370	3,077,266
Progressive Corp. (The)	16,497	3,603,770
		16,357,921
Interactive Media & Services 0.8%
Alphabet, Inc., Class C	7,613	2,689,901
IT Services 0.7%
Amdocs Ltd.	45,379	2,293,455
Machinery 1.7%
Middleby Corp. (The) (h)	16,649	2,863,794
PACCAR, Inc.	24,006	2,883,601
		5,747,395
Metals & Mining 0.9%
Freeport-McMoRan, Inc.	47,873	3,010,733
Multi-Utilities 1.1%
Sempra	40,041	3,712,201
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels 3.4%
Antero Resources Corp. (h)	75,135	$ 2,640,244
Diamondback Energy, Inc.	19,837	3,486,948
Marathon Petroleum Corp.	10,286	2,629,821
Targa Resources Corp.	12,043	3,229,210
		11,986,223
Personal Care Products 0.9%
Unilever plc, Sponsored ADR (United Kingdom)	54,205	3,258,805
Pharmaceuticals 6.8%
AstraZeneca plc (United Kingdom)	12,796	2,426,377
Eli Lilly & Co.	1,906	2,286,114
Johnson & Johnson	24,334	6,180,106
Merck & Co., Inc.	43,543	5,595,275
Pfizer, Inc.	143,763	3,461,813
Roche Holding AG	4,588	1,889,711
Zoetis, Inc.	26,042	1,871,378
		23,710,774
Semiconductors & Semiconductor Equipment 2.7%
Broadcom, Inc.	8,802	3,324,955
NVIDIA Corp.	15,162	3,033,765
NXP Semiconductors NV (Netherlands)	10,987	3,087,677
		9,446,397
Software 3.4%
Microsoft Corp.	32,060	11,959,021
Specialized REITs 1.5%
Crown Castle, Inc.	34,139	2,585,347
Gaming and Leisure Properties, Inc.	58,570	2,608,122
		5,193,469
Specialty Retail 1.9%
Dick's Sporting Goods, Inc.	15,218	3,451,594
Industria de Diseno Textil SA, ADR (Spain)	209,097	3,297,460
		6,749,054
Technology Hardware, Storage & Peripherals 0.8%
NetApp, Inc.	17,264	2,671,777
Trading Companies & Distributors 0.9%
Ferguson Enterprises, Inc.	13,095	3,107,836
	Shares	Value

Water Utilities 0.8%
American Water Works Co., Inc.	20,236	$ 2,662,653
Wireless Telecommunication Services 0.8%
T-Mobile US, Inc.	16,845	2,825,412
Total Common Stocks (Cost $170,202,326)		215,477,442
Exchange-Traded Funds 9.0%
iShares Intermediate Government/Credit Bond ETF	127,373	13,513,638
Vanguard Intermediate-Term Treasury ETF	215,256	12,695,799
Vanguard Russell 1000 Value ETF	47,731	5,074,283
Total Exchange-Traded Funds (Cost $29,466,931)		31,283,720
Short-Term Investments 0.7%
Affiliated Investment Company 0.6%
NYLIM U.S. Government Liquidity Fund, 3.551% (i)	2,220,175	2,220,175
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 3.644% (i)(j)	219,032	219,032
Total Short-Term Investments (Cost $2,439,207)		2,439,207
Total Investments (Cost $297,056,923)	98.9%	343,977,983
Other Assets, Less Liabilities	1.1	3,865,299
Net Assets	100.0%	$ 347,843,282

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of June 30, 2026.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of June 30, 2026.
(d)	Floating rate—Rate shown was the rate in effect as of June 30, 2026.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP Balanced Portfolio

(e)	All or a portion of this security was held on loan. As of June 30, 2026, the aggregate market value of securities on loan was $212,105. The Portfolio received cash collateral with a value of $219,032. (See Note 2(J))
(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of June 30, 2026.
(g)	Step coupon—Rate shown was the rate in effect as of June 30, 2026.
(h)	Non-income producing security.
(i)	Current yield as of June 30, 2026.
(j)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 1,621	$ 21,613	$ (21,014)	$ —	$ —	$ 2,220	$ 35	$ —	2,220

Futures Contracts
As of June 30, 2026, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	10	September 2026	$ 1,071,736	$ 1,070,469	$ (1,267)

1.	As of June 30, 2026, cash in the amount of $12,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2026.
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
FHLMC—Federal Home Loan Mortgage Corp.
GNMA—Government National Mortgage Association
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 8,775,492	$ —	$ 8,775,492
Corporate Bonds	—	35,829,638	—	35,829,638
Mortgage-Backed Securities	—	10,254,258	—	10,254,258
U.S. Government & Federal Agencies	—	39,918,226	—	39,918,226
Total Long-Term Bonds	—	94,777,614	—	94,777,614
Common Stocks	215,477,442	—	—	215,477,442
Exchange-Traded Funds	31,283,720	—	—	31,283,720
Short-Term Investments
Affiliated Investment Company	2,220,175	—	—	2,220,175
Unaffiliated Investment Company	219,032	—	—	219,032
Total Short-Term Investments	2,439,207	—	—	2,439,207
Total Investments in Securities	$ 249,200,369	$ 94,777,614	$ —	$ 343,977,983
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,267)	$ —	$ —	$ (1,267)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLIM VP Balanced Portfolio

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $294,836,748) including securities on loan of $212,105	$341,757,808
Investment in affiliated investment companies, at value (identified cost $2,220,175)	2,220,175
Cash	4,214,799
Cash collateral on deposit at broker for futures contracts	12,500
Receivables:
Dividends and interest	1,074,724
Portfolio shares sold	15,290
Securities lending	1,049
Other assets	2,920
Total assets	349,299,265
Liabilities
Cash collateral received for securities on loan	219,032
Payables:
Investment securities purchased	675,160
Portfolio shares redeemed	243,702
Manager (See Note 3)	186,425
Distribution/Service fees (See Note 3)	66,864
Professional fees	29,075
Variation margin on futures contracts	13,747
Custodian	10,829
Shareholder communication	5,869
Trustees	1,057
Accrued expenses	4,223
Total liabilities	1,455,983
Net assets	$347,843,282
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$22,222
Additional paid-in-capital	261,452,920
261,475,142
Total distributable earnings (loss)	86,368,140
Net assets	$347,843,282
Initial Class
Net assets applicable to outstanding shares	$23,573,504
Shares of beneficial interest outstanding	1,483,688
Net asset value per share outstanding	$15.89
Service Class
Net assets applicable to outstanding shares	$324,269,778
Shares of beneficial interest outstanding	20,738,022
Net asset value per share outstanding	$15.64

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $20,191)	$2,909,073
Interest	2,112,522
Dividends-affiliated	34,958
Securities lending, net	13,657
Total income	5,070,210
Expenses
Manager (See Note 3)	1,121,455
Distribution/Service—Service Class (See Note 3)	402,797
Professional fees	46,501
Shareholder communication	16,297
Custodian	15,724
Trustees	6,149
Miscellaneous	6,274
Total expenses	1,615,197
Net investment income (loss)	3,455,013
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	14,608,766
Futures transactions	(44,886)
Foreign currency transactions	(6)
Net realized gain (loss)	14,563,874
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,007,652)
Futures contracts	18,770
Translation of other assets and liabilities in foreign currencies	(1,362)
Net change in unrealized appreciation (depreciation)	(990,244)
Net realized and unrealized gain (loss)	13,573,630
Net increase (decrease) in net assets resulting from operations	$17,028,643
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLIM VP Balanced Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,455,013	$7,394,524
Net realized gain (loss)	14,563,874	16,105,292
Net change in unrealized appreciation (depreciation)	(990,244)	13,091,410
Net increase (decrease) in net assets resulting from operations	17,028,643	36,591,226
Distributions to shareholders:
Initial Class	—	(780,742)
Service Class	—	(11,108,225)
Total distributions to shareholders	—	(11,888,967)
Capital share transactions:
Net proceeds from sales of shares	14,644,844	37,306,513
Net asset value of shares issued to shareholders in reinvestment of distributions	—	11,888,967
Cost of shares redeemed	(33,976,297)	(74,737,139)
Increase (decrease) in net assets derived from capital share transactions	(19,331,453)	(25,541,659)
Net increase (decrease) in net assets	(2,302,810)	(839,400)
Net Assets
Beginning of period	350,146,092	350,985,492
End of period	$347,843,282	$350,146,092
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$15.11	$14.07	$13.37	$12.68	$16.85	$14.83
Net investment income (loss) (a)	0.17	0.35	0.33	0.32	0.26	0.18
Net realized and unrealized gain (loss)	0.61	1.24	0.74	0.62	(1.38)	2.36
Total from investment operations	0.78	1.59	1.07	0.94	(1.12)	2.54
Less distributions:
From net investment income	—	(0.38)	(0.37)	(0.25)	(0.17)	(0.22)
From net realized gain on investments	—	(0.17)	—	—	(2.88)	(0.30)
Total distributions	—	(0.55)	(0.37)	(0.25)	(3.05)	(0.52)
Net asset value at end of period	$15.89	$15.11	$14.07	$13.37	$12.68	$16.85
Total investment return (b)	5.15%	11.44%	7.90%	7.55%	(5.74)%	17.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.23%††	2.37%	2.39%	2.51%	1.73%	1.11%
Net expenses (c)	0.70%††	0.71%	0.69%	0.69%	0.70%	0.72%
Portfolio turnover rate	70%	180%	252%	279%	306%	195%
Net assets at end of period (in 000's)	$23,574	$22,456	$21,401	$21,527	$20,643	$22,345

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.89	$13.87	$13.18	$12.50	$16.66	$14.67
Net investment income (loss) (a)	0.15	0.30	0.29	0.29	0.22	0.14
Net realized and unrealized gain (loss)	0.60	1.23	0.73	0.60	(1.37)	2.34
Total from investment operations	0.75	1.53	1.02	0.89	(1.15)	2.48
Less distributions:
From net investment income	—	(0.34)	(0.33)	(0.21)	(0.13)	(0.19)
From net realized gain on investments	—	(0.17)	—	—	(2.88)	(0.30)
Total distributions	—	(0.51)	(0.33)	(0.21)	(3.01)	(0.49)
Net asset value at end of period	$15.64	$14.89	$13.87	$13.18	$12.50	$16.66
Total investment return (b)	5.02%	11.16%	7.63%	7.28%	(5.97)%	17.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.99%††	2.12%	2.14%	2.26%	1.49%	0.86%
Net expenses (c)	0.95%††	0.96%	0.94%	0.94%	0.95%	0.97%
Portfolio turnover rate	70%	180%	252%	279%	306%	195%
Net assets at end of period (in 000's)	$324,270	$327,690	$329,585	$343,784	$368,209	$392,240

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLIM VP Balanced Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP Balanced Portfolio (the "Portfolio") (formerly known as NYLI VP Balanced Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 2, 2005
Service Class	May 2, 2005
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an

17

Notes to Financial Statements (Unaudited) (continued)
independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.

18	NYLIM VP Balanced Portfolio

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisors (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represent the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisors, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the
19

Notes to Financial Statements (Unaudited) (continued)
expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as
“variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(I) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest

20	NYLIM VP Balanced Portfolio

and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer or guarantor may fail to pay interest and principal in a timely manner.
The Portfolio may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic debt securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(M) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Portfolio’s securities as well as to help manage the duration and yield curve positioning of the portfolio.
Fair value of derivative instruments as of June 30, 2026:
Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(1,267)
Total Fair Value	$(1,267)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
21

Notes to Financial Statements (Unaudited) (continued)
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2026:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(44,886)
Total Net Realized Gain (Loss)	$(44,886)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$18,770
Total Net Change in Unrealized Appreciation (Depreciation)	$18,770

Average Notional Amount	Total
Futures Contracts Long (a)	$7,112,066
Futures Contracts Short (a)	$(7,079,646)

(a)	Positions were open for four months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Wellington Management Company LLP (“Wellington” or the "Subadvisor”), a registered investment adviser, serves as a Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the equity portion of the Portfolio, pursuant to the terms of a Subadvisory Agreement (a “Subadvisory Agreement”) between New York Life Investment Management and Wellington. NYL Investors LLC (“NYL Investors” or the “Subadvisor,” and, together with Wellington, the “Subadvisors”), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as a Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the fixed-income portion of the Portfolio, pursuant to the terms of a Subadvisory Agreement between New York Life Investment Management and NYL Investors. New York Life Investment Management pays for the services of the Subadvisors.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.65% up to $1 billion; 0.625% from $1 billion to $2 billion; and 0.60% in excess of $2 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.65% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $1,121,455 and paid Wellington and NYL Investors fees in the amount of $293,008 and $160,902, respectively.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$299,160,164	$53,208,478	$(8,390,659)	$44,817,819

22	NYLIM VP Balanced Portfolio

During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$7,993,251
Long-Term Capital Gains	3,895,716
Total	$11,888,967
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of U.S. government securities were $149,874 and $165,489, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $91,859 and $92,334, respectively.
The Portfolio may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. Rule 17a-7 transactions during the six-month period ended June 30, 2026, were as follows:
Sales (000's)	Realized Gain / (Loss) (000's)
$1,505	$279
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	36,653	$568,374
Shares redeemed	(39,038)	(606,728)
Net increase (decrease)	(2,385)	$(38,354)
Year ended December 31, 2025:
Shares sold	82,359	$1,207,391
Shares issued to shareholders in reinvestment of distributions	53,174	780,742
Shares redeemed	(170,935)	(2,472,617)
Net increase (decrease)	(35,402)	$(484,484)

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	917,690	$14,076,470
Shares redeemed	(2,187,312)	(33,369,569)
Net increase (decrease)	(1,269,622)	$(19,293,099)
Year ended December 31, 2025:
Shares sold	2,501,286	$36,099,122
Shares issued to shareholders in reinvestment of distributions	767,349	11,108,225
Shares redeemed	(5,030,846)	(72,264,522)
Net increase (decrease)	(1,762,211)	$(25,057,175)
23

Notes to Financial Statements (Unaudited) (continued)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
24	NYLIM VP Balanced Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
25

NYLIM VP CBRE Global Infrastructure Portfolio
(formerly known as NYLI VP CBRE Global Infrastructure Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.4%
Canada 11.3%
Canadian National Railway Co. (Transportation)	19,547	$ 2,332,684
Canadian Pacific Kansas City Ltd. (Transportation)	12,261	1,063,009
Enbridge, Inc. (Midstream / Pipelines)	37,878	2,054,079
		5,449,772
France 3.7%
Vinci SA (Transportation)	12,355	1,804,130
Germany 4.6%
E.ON SE (Utilities)	72,655	1,496,356
RWE AG (Utilities)	11,586	749,545
		2,245,901
Italy 1.2%
Italgas SpA (Utilities)	51,379	594,982
Japan 2.6%
East Japan Railway Co. (Transportation)	13,700	287,153
Kansai Electric Power Co., Inc. (The) (Utilities)	22,600	317,675
Kyushu Electric Power Co., Inc. (Utilities)	22,400	226,280
West Japan Railway Co. (Transportation)	24,948	418,114
		1,249,222
Mexico 4.2%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B (Transportation)	52,772	747,242
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	40,931	1,035,148
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation)	8,172	249,686
		2,032,076
New Zealand 1.7%
Auckland International Airport Ltd. (Transportation)	130,035	616,676
Infratil Ltd. (Diversified)	25,360	222,241
		838,917
Spain 7.0%
Aena SME SA (Transportation)	20,278	617,703
Cellnex Telecom SA (Communications)	20,618	616,045
Ferrovial NV (Transportation)	31,058	2,128,502
		3,362,250
United Kingdom 6.9%
National Grid plc (Utilities)	26,701	442,011
Pennon Group plc (Utilities)	42,608	263,258
	Shares	Value

United Kingdom (continued)
Severn Trent plc (Utilities)	15,645	$ 613,438
SSE plc (Utilities)	62,044	2,004,786
		3,323,493
United States 55.2%
American Electric Power Co., Inc. (Utilities)	17,664	2,416,612
American Tower Corp. (Communications)	11,515	1,883,508
American Water Works Co., Inc. (Utilities)	2,667	350,924
Atmos Energy Corp. (Utilities)	11,374	1,959,398
Cheniere Energy, Inc. (Midstream / Pipelines)	3,555	849,681
Chesapeake Utilities Corp. (Utilities)	2,877	352,375
CMS Energy Corp. (Utilities)	7,144	546,516
Constellation Energy Corp. (Utilities)	4,579	1,137,286
Entergy Corp. (Utilities)	3,218	369,619
Equinix, Inc. (Communications)	676	704,656
Evergy, Inc. (Utilities)	20,139	1,740,614
OGE Energy Corp. (Utilities)	19,880	967,361
ONE Gas, Inc. (Utilities)	4,827	372,017
ONEOK, Inc. (Midstream / Pipelines)	7,959	691,955
PG&E Corp. (Utilities)	71,626	1,204,749
PPL Corp. (Utilities)	53,539	1,946,143
Public Service Enterprise Group, Inc. (Utilities)	10,039	814,765
Southern Co. (The) (Utilities)	16,880	1,615,585
Targa Resources Corp. (Midstream / Pipelines)	4,376	1,173,381
Union Pacific Corp. (Transportation)	2,110	573,920
WEC Energy Group, Inc. (Utilities)	11,607	1,355,349
Williams Cos., Inc. (The) (Midstream / Pipelines)	19,706	1,464,944
Xcel Energy, Inc. (Utilities)	27,036	2,170,991
		26,662,349
Total Common Stocks (Cost $42,008,625)		47,563,092
Short-Term Investment 1.6%
Affiliated Investment Company 1.6%
United States 1.6%
NYLIM U.S. Government Liquidity Fund, 3.551% (a)	755,980	755,980
Total Short-Term Investment (Cost $755,980)		755,980
Total Investments (Cost $42,764,605)	100.0%	48,319,072
Other Assets, Less Liabilities	(0.0)‡	(3,346)
Net Assets	100.0%	$ 48,315,726

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Current yield as of June 30, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 483	$ 8,500	$ (8,227)	$ —	$ —	$ 756	$ 12	$ —	756

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 47,563,092	$ —	$ —	$ 47,563,092
Short-Term Investment
Affiliated Investment Company	755,980	—	—	755,980
Total Investments in Securities	$ 48,319,072	$ —	$ —	$ 48,319,072

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP CBRE Global Infrastructure Portfolio

The table below sets forth the diversification of the Portfolio’s investments by sector.
Sector Diversification
	Value	Percent †^
Utilities	$26,028,635	53.8%
Transportation	11,873,967	24.6
Midstream / Pipelines	6,234,040	12.9
Communications	3,204,209	6.7
Diversified	222,241	0.4
	47,563,092	98.4
Short-Term Investment	755,980	1.6
Other Assets, Less Liabilities	(3,346)	(0.0)‡
Net Assets	$48,315,726	100.0%

†	Percentages indicated are based on Portfolio net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.

‡	Less than one-tenth of a percent.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $42,008,625)	$47,563,092
Investment in affiliated investment companies, at value (identified cost $755,980)	755,980
Receivables:
Portfolio shares sold	150,376
Dividends	102,345
Securities lending	241
Investment securities sold	22
Other assets	247
Total assets	48,572,303
Liabilities
Payables:
Investment securities purchased	138,353
Portfolio shares redeemed	31,321
Manager (See Note 3)	28,970
Professional fees	23,609
Shareholder communication	14,884
Distribution/Service fees (See Note 3)	8,655
Custodian	8,476
Trustees	93
Accrued expenses	2,216
Total liabilities	256,577
Net assets	$48,315,726
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$5,303
Additional paid-in-capital	72,880,464
72,885,767
Total distributable earnings (loss)	(24,570,041)
Net assets	$48,315,726
Initial Class
Net assets applicable to outstanding shares	$5,578,361
Shares of beneficial interest outstanding	603,640
Net asset value per share outstanding	$9.24
Service Class
Net assets applicable to outstanding shares	$42,737,365
Shares of beneficial interest outstanding	4,699,309
Net asset value per share outstanding	$9.09

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP CBRE Global Infrastructure Portfolio

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $41,279)	$683,144
Dividends-affiliated	11,694
Securities lending, net	4,858
Total income	699,696
Expenses
Manager (See Note 3)	191,153
Distribution/Service—Service Class (See Note 3)	49,762
Professional fees	30,741
Custodian	15,348
Trustees	724
Shareholder communication	283
Miscellaneous	1,381
Total expenses before waiver/reimbursement	289,392
Expense waiver/reimbursement from Manager (See Note 3)	(25,165)
Net expenses	264,227
Net investment income (loss)	435,469
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	2,784,661
Foreign currency transactions	(6,401)
Net realized gain (loss)	2,778,260
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	559,657
Translation of other assets and liabilities in foreign currencies	(2,003)
Net change in unrealized appreciation (depreciation)	557,654
Net realized and unrealized gain (loss)	3,335,914
Net increase (decrease) in net assets resulting from operations	$3,771,383
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$435,469	$675,981
Net realized gain (loss)	2,778,260	2,384,967
Net change in unrealized appreciation (depreciation)	557,654	1,955,693
Net increase (decrease) in net assets resulting from operations	3,771,383	5,016,641
Distributions to shareholders:
Initial Class	—	(68,449)
Service Class	—	(613,047)
Total distributions to shareholders	—	(681,496)
Capital share transactions:
Net proceeds from sales of shares	11,560,540	10,573,525
Net asset value of shares issued to shareholders in reinvestment of distributions	—	681,496
Cost of shares redeemed	(7,134,403)	(8,489,775)
Increase (decrease) in net assets derived from capital share transactions	4,426,137	2,765,246
Net increase (decrease) in net assets	8,197,520	7,100,391
Net Assets
Beginning of period	40,118,206	33,017,815
End of period	$48,315,726	$40,118,206
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP CBRE Global Infrastructure Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$8.44	$7.44	$7.06	$6.92	$7.47	$6.48
Net investment income (loss) (a)	0.10	0.17	0.15	0.16	0.13	0.15
Net realized and unrealized gain (loss)	0.70	0.99	0.40	0.10	(0.58)	0.84
Total from investment operations	0.80	1.16	0.55	0.26	(0.45)	0.99
Less distributions:
From net investment income	—	(0.16)	(0.17)	(0.12)	(0.10)	—
Net asset value at end of period	$9.24	$8.44	$7.44	$7.06	$6.92	$7.47
Total investment return (b)	9.51%	15.60%	7.86%	4.06%	(5.99)%	15.28%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.16%††	2.08%	2.07%	2.32%	1.87%	2.08%
Net expenses (d)	0.95%††	0.95%	0.95%	0.95%	0.95%	0.95%
Expenses (before waiver/reimbursement) (d)	1.07%††	1.09%	1.16%	1.09%	1.13%	1.32%
Portfolio turnover rate	45%	73%	83%	41%	54%	43%
Net assets at end of period (in 000's)	$5,578	$4,514	$2,671	$2,439	$2,111	$1,899

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$8.31	$7.34	$6.96	$6.83	$7.38	$6.42
Net investment income (loss) (a)	0.08	0.15	0.13	0.14	0.11	0.12
Net realized and unrealized gain (loss)	0.70	0.97	0.41	0.10	(0.58)	0.84
Total from investment operations	0.78	1.12	0.54	0.24	(0.47)	0.96
Less distributions:
From net investment income	—	(0.15)	(0.16)	(0.11)	(0.08)	—
Net asset value at end of period	$9.09	$8.31	$7.34	$6.96	$6.83	$7.38
Total investment return (b)	9.38%	15.31%	7.59%	3.80%	(6.22)%	14.95%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.91%††	1.86%	1.84%	2.08%	1.60%	1.79%
Net expenses (d)	1.20%††	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses (before waiver/reimbursement) (d)	1.32%††	1.34%	1.40%	1.34%	1.38%	1.60%
Portfolio turnover rate	45%	73%	83%	41%	54%	43%
Net assets at end of period (in 000's)	$42,737	$35,604	$30,346	$32,310	$31,780	$24,941

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP CBRE Global Infrastructure Portfolio (the "Portfolio") (formerly known as NYLI VP CBRE Global Infrastructure Portfolio), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. However, due to its principal investment strategies and investment processes, the Portfolio has historically operated as a "diversified" portfolio. Therefore, the Portfolio will not operate as "non-diversified" portfolio without first obtaining shareholder approval.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 2015
Service Class	May 1, 2015
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation

10	NYLIM VP CBRE Global Infrastructure Portfolio

Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation
Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
11

Notes to Financial Statements (Unaudited) (continued)
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
The Portfolio may also invest up to 25% of its net assets in master limited partnerships.

12	NYLIM VP CBRE Global Infrastructure Portfolio

Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(I) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
13

Notes to Financial Statements (Unaudited) (continued)
(K) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. CBRE Investment Management Listed Real Assets LLC ("CBRE" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory
Agreement between New York Life Investment Management and CBRE, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.85% up to $3 billion; and 0.84% in excess of $3 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.85% of the Portfolio's average daily net assets.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.95% and 1.20%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $191,153 and waived fees and/or reimbursed expenses in the amount of $25,165 and paid the Subadvisor fees in the amount of $82,994.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.

14	NYLIM VP CBRE Global Infrastructure Portfolio

Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$43,172,724	$5,812,209	$(665,861)	$5,146,348
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $33,607,059, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$32,917	$690
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$681,496
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal
Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $24,617 and $20,077, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	119,841	$1,100,695
Shares redeemed	(51,148)	(472,177)
Net increase (decrease)	68,693	$628,518
Year ended December 31, 2025:
Shares sold	194,160	$1,614,892
Shares issued to shareholders in reinvestment of distributions	8,076	68,449
Shares redeemed	(26,272)	(209,002)
Net increase (decrease)	175,964	$1,474,339

15

Notes to Financial Statements (Unaudited) (continued)
Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	1,155,788	$10,459,845
Shares redeemed	(738,625)	(6,662,226)
Net increase (decrease)	417,163	$3,797,619
Year ended December 31, 2025:
Shares sold	1,120,073	$8,958,633
Shares issued to shareholders in reinvestment of distributions	73,364	613,047
Shares redeemed	(1,045,947)	(8,280,773)
Net increase (decrease)	147,490	$1,290,907
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
16	NYLIM VP CBRE Global Infrastructure Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
17

NYLIM VP Candriam Emerging Markets Equity Portfolio
(formerly known as NYLI VP Candriam Emerging Markets Equity Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 92.7%
Argentina 1.8%
Banco BBVA Argentina SA, ADR (Banks)	32,000	$ 627,520
Pampa Energia SA, Sponsored ADR (Electric Utilities) (a)	19,000	1,560,470
Vista Energy SAB de CV, ADR (Oil, Gas & Consumable Fuels) (a)	11,000	701,800
YPF SA, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	28,400	1,291,348
		4,181,138
Brazil 1.6%
Banco BTG Pactual SA (Capital Markets)	80,000	838,231
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	237,003	1,360,783
Localiza Rent a Car SA (Ground Transportation)	83,000	667,884
NU Holdings Ltd., Class A (Banks) (a)	34,000	454,240
PRIO SA (Oil, Gas & Consumable Fuels) (a)	42,000	424,288
		3,745,426
Chile 0.3%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (Chemicals)	11,000	814,440
China 20.2%
Agricultural Bank of China Ltd., Class H (Banks)	2,400,000	1,634,100
Airtac International Group (Machinery)	8,000	335,253
Alibaba Group Holding Ltd. (Broadline Retail)	240,000	2,841,314
Baidu, Inc., Class A (Interactive Media & Services) (a)	84,000	1,173,859
Cambricon Technologies Corp. Ltd., Class A (Semiconductors & Semiconductor Equipment)	10,000	2,351,446
China Construction Bank Corp., Class H (Banks)	2,345,000	2,412,918
China Life Insurance Co. Ltd., Class H (Insurance)	340,000	1,155,753
China Taiping Insurance Holdings Co. Ltd. (Insurance)	270,000	620,361
Chongqing Rural Commercial Bank Co. Ltd., Class H (Banks)	820,000	604,321
CMOC Group Ltd., Class H (Metals & Mining)	680,000	1,316,154
Contemporary Amperex Technology Co. Ltd., Class A (Electrical Equipment)	30,000	1,737,598
	Shares	Value

China (continued)
Geely Automobile Holdings Ltd. (Automobiles)	120,000	$ 257,967
Industrial & Commercial Bank of China Ltd., Class H (Banks)	2,040,000	1,672,504
Inner Mongolia Xingye Silver & Tin Mining Co. Ltd., Class A (Metals & Mining)	128,000	621,759
JD Logistics, Inc. (Air Freight & Logistics) (a)(b)	320,000	479,418
JD.com, Inc., Class A (Broadline Retail)	117,000	1,480,616
KE Holdings, Inc., Class A (Real Estate Management & Development)	200,000	957,815
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	640,000	1,878,501
Meituan (Hotels, Restaurants & Leisure) (a)(b)	142,000	1,240,238
Ningbo Deye Technology Corp., Class A (Electrical Equipment)	76,000	1,189,271
PDD Holdings, Inc., ADR (Broadline Retail) (a)	5,000	381,400
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	164,000	1,067,495
Piotech, Inc., Class A (Semiconductors & Semiconductor Equipment)	12,000	1,471,394
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Electronic Equipment, Instruments & Components) (a)	61,000	2,358,498
Tencent Holdings Ltd. (Interactive Media & Services)	118,000	6,466,578
Verisilicon Microelectronics Shanghai Co. Ltd., Class A (Semiconductors & Semiconductor Equipment) (a)	12,000	656,362
Victory Giant Technology Huizhou Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	25,000	1,276,380
Western Mining Co. Ltd., Class A (Metals & Mining)	269,000	1,075,937
WUS Printed Circuit Kunshan Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	107,000	2,409,526
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (a)(b)	140,000	386,288
Yuanjie Semiconductor Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	7,800	2,168,008
Zhongji Innolight Co. Ltd., Class A (Communications Equipment)	8,800	1,647,066
		47,326,098

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Hungary 0.9%
OTP Bank Nyrt. (Banks)	14,000	$ 2,066,155
India 11.0%
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	17,900	1,641,769
Axis Bank Ltd. (Banks)	140,000	1,990,286
Bharti Airtel Ltd. (Wireless Telecommunication Services)	42,000	821,731
BSE Ltd. (Capital Markets)	53,000	2,164,373
Coforge Ltd. (IT Services)	146,000	2,260,670
Data Patterns India Ltd. (Aerospace & Defense)	42,000	1,997,445
Fortis Healthcare Ltd. (Health Care Providers & Services)	113,000	1,142,370
FSN E-Commerce Ventures Ltd. (Specialty Retail) (a)	560,000	1,838,985
GE Vernova T&D India Ltd. (Electrical Equipment)	42,000	2,193,648
HDFC Bank Ltd. (Banks)	156,000	1,315,042
ICICI Bank Ltd. (Banks)	78,000	1,133,182
Multi Commodity Exchange of India Ltd. (Capital Markets)	44,000	1,318,809
Muthoot Finance Ltd. (Consumer Finance)	12,000	379,971
Navin Fluorine International Ltd. (Chemicals)	25,000	2,030,187
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	98,000	1,339,572
Shriram Finance Ltd. (Consumer Finance)	136,000	1,497,298
State Bank of India (Banks)	66,000	715,997
		25,781,335
Nigeria 0.5%
Airtel Africa plc (Wireless Telecommunication Services) (b)	260,000	1,129,817
Peru 1.4%
Cia de Minas Buenaventura SAA, ADR (Metals & Mining)	23,500	688,315
Credicorp Ltd. (Banks)	4,400	1,714,152
Intercorp Financial Services, Inc. (Banks)	16,000	911,360
		3,313,827
Philippines 0.9%
International Container Terminal Services, Inc. (Transportation Infrastructure)	146,000	2,117,321
	Shares	Value

Poland 0.7%
Bank Millennium SA (Banks) (a)	310,000	$ 1,611,476
Republic of Korea 22.2%
APR Corp. (Personal Care Products)	5,800	1,443,168
Doosan Co. Ltd. (Industrial Conglomerates)	1,250	1,199,735
Hana Financial Group, Inc. (Banks)	21,800	1,612,522
Hanwha Engine (Machinery) (a)	8,000	263,345
Hyosung Heavy Industries Corp. (Electrical Equipment)	340	754,483
KB Financial Group, Inc. (Banks)	21,000	2,155,167
KEPCO Engineering & Construction Co., Inc. (Construction & Engineering)	3,000	208,933
Samsung C&T Corp. (Industrial Conglomerates)	5,700	1,723,649
Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	1,280	1,804,376
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	70,000	15,090,686
Samsung Life Insurance Co. Ltd. (Insurance)	6,400	1,656,490
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	2,800	880,140
SK hynix, Inc. (Semiconductors & Semiconductor Equipment)	5,800	9,920,609
SK Square Co. Ltd. (Industrial Conglomerates)	8,600	9,419,867
SK, Inc. (Industrial Conglomerates)	7,400	3,983,476
		52,116,646
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (a)(c)	22,529	—
Saudi Arabia 1.1%
Al Rajhi Bank (Banks)	152,000	2,666,028
South Africa 1.2%
Gold Fields Ltd. (Metals & Mining)	14,000	470,897
MTN Group Ltd. (Wireless Telecommunication Services)	176,000	2,448,313
		2,919,210
Taiwan 26.4%
Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	84,000	1,297,318

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP Candriam Emerging Markets Equity Portfolio

	Shares	Value
Common Stocks (continued)
Taiwan (continued)
ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	142,000	$ 3,031,093
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,600	1,346,256
Bizlink Holding, Inc. (Electrical Equipment)	7,000	420,793
Chailease Holding Co. Ltd. (Financial Services)	420,000	1,549,134
Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	24,000	1,627,297
CTBC Financial Holding Co. Ltd. (Banks)	1,060,000	2,362,469
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	48,000	2,938,176
E.Sun Financial Holding Co. Ltd. (Banks)	1,160,000	1,254,438
Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	14,500	2,453,345
Global Unichip Corp. (Semiconductors & Semiconductor Equipment)	4,300	653,980
Gold Circuit Electronics Ltd. (Electronic Equipment, Instruments & Components)	27,400	1,032,128
Grand Process Technology Corp. (Semiconductors & Semiconductor Equipment)	9,600	1,093,905
Hon Precision, Inc. (Semiconductors & Semiconductor Equipment)	4,400	893,632
Kaori Heat Treatment Co. Ltd. (Machinery)	19,800	963,383
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	41,700	5,556,684
MPI Corp. (Semiconductors & Semiconductor Equipment)	7,400	1,414,656
Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals) (a)	169,000	1,952,255
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	300,000	22,695,525
Tripod Technology Corp. (Electronic Equipment, Instruments & Components)	90,000	1,463,438
Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	83,000	2,787,814
Yageo Corp. (Electronic Equipment, Instruments & Components)	90,000	3,220,693
		62,008,412
Thailand 0.5%
PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	1,040,000	1,111,362
	Shares	Value

Turkey 1.5%
Aselsan Elektronik Sanayi ve Ticaret A/S (Aerospace & Defense)	220,000	$ 1,627,141
Coca-Cola Icecek A/S (Beverages)	685,000	1,219,589
Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	130,000	634,027
		3,480,757
United States 0.5%
Laureate Education, Inc. (Diversified Consumer Services) (a)	35,000	1,271,200
Total Common Stocks (Cost $172,894,494)		217,660,648
Preferred Stocks 3.8%
Brazil 0.7%
Itau Unibanco Holding SA (Banks)	112,000	915,127
Petroleo Brasileiro SA - Petrobras (Oil, Gas & Consumable Fuels) 2.69%	104,000	761,521
		1,676,648
Colombia 0.3%
Grupo Cibest SA, ADR (Banks)	10,000	794,300
Republic of Korea 2.8%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	47,000	6,431,292
Total Preferred Stocks (Cost $5,233,718)		8,902,240
Total Investments (Cost $178,128,212)	96.5%	226,562,888
Other Assets, Less Liabilities	3.5	8,106,530
Net Assets	100.0%	$ 234,669,418

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
Abbreviation(s):
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 216,189,254	$ 1,471,394	$ —	$ 217,660,648
Preferred Stocks	8,902,240	—	—	8,902,240
Total Investments in Securities	$ 225,091,494	$ 1,471,394	$ —	$ 226,562,888

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP Candriam Emerging Markets Equity Portfolio

The table below sets forth the diversification of the Portfolio’s investments by industry.
Industry Diversification
	Value	Percent †^
Aerospace & Defense	$3,624,586	1.5%
Air Freight & Logistics	479,418	0.2
Automobiles	257,967	0.1
Banks	30,623,304	13.0
Beverages	1,219,589	0.5
Broadline Retail	4,703,330	2.0
Capital Markets	4,321,413	1.8
Chemicals	2,844,627	1.2
Communications Equipment	1,647,066	0.7
Construction & Engineering	208,933	0.1
Consumer Finance	1,877,269	0.8
Consumer Staples Distribution & Retail	—	0.0‡
Diversified Consumer Services	1,271,200	0.5
Electric Utilities	1,560,470	0.7
Electrical Equipment	6,295,793	2.7
Electronic Equipment, Instruments & Components	24,251,811	10.3
Financial Services	1,549,134	0.7
Ground Transportation	667,884	0.3
Health Care Providers & Services	2,784,139	1.2
Hotels, Restaurants & Leisure	1,240,238	0.5
Industrial Conglomerates	16,326,727	7.0
Insurance	4,500,099	1.9
Interactive Media & Services	7,640,437	3.2
IT Services	2,260,670	1.0
Machinery	1,561,981	0.7
Metals & Mining	4,173,062	1.8
Oil, Gas & Consumable Fuels	6,263,918	2.7
Personal Care Products	1,443,168	0.6
Real Estate Management & Development	957,815	0.4
Semiconductors & Semiconductor Equipment	53,253,550	22.7
Specialty Retail	1,838,985	0.8
Technology Hardware, Storage & Peripherals	27,036,340	11.5
Transportation Infrastructure	2,117,321	0.9
Water Utilities	1,360,783	0.6
Wireless Telecommunication Services	4,399,861	1.9
	226,562,888	96.5
	Value	Percent †^
Other Assets, Less Liabilities	8,106,530	3.5
Net Assets	$234,669,418	100.0%

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.

‡	Less than one-tenth of a percent.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (identified cost $178,128,212)	$226,562,888
Cash	7,146,162
Cash denominated in foreign currencies (identified cost $1,487,736)	1,486,551
Receivables:
Investment securities sold	2,055,515
Dividends	400,259
Portfolio shares sold	1,451
Other assets	2,286
Total assets	237,655,112
Liabilities
Payables:
Investment securities purchased	2,101,709
Foreign capital gains tax (See Note 2)	494,998
Manager (See Note 3)	195,142
Portfolio shares redeemed	69,805
Custodian	62,469
Professional fees	39,520
Distribution/Service fees (See Note 3)	14,464
Shareholder communication	963
Trustees	591
Accrued expenses	6,033
Total liabilities	2,985,694
Net assets	$234,669,418
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$17,066
Additional paid-in-capital	139,181,196
139,198,262
Total distributable earnings (loss)	95,471,156
Net assets	$234,669,418
Initial Class
Net assets applicable to outstanding shares	$165,750,445
Shares of beneficial interest outstanding	12,061,491
Net asset value per share outstanding	$13.74
Service Class
Net assets applicable to outstanding shares	$68,918,973
Shares of beneficial interest outstanding	5,004,287
Net asset value per share outstanding	$13.77

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP Candriam Emerging Markets Equity Portfolio

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends (net of foreign tax withholding of $206,159)	$1,504,545
Securities lending, net	5,621
Total income	1,510,166
Expenses
Manager (See Note 3)	1,119,998
Custodian	103,774
Distribution/Service—Service Class (See Note 3)	83,002
Professional fees	59,753
Shareholder communication	9,861
Trustees	3,654
Miscellaneous	9,509
Total expenses	1,389,551
Net investment income (loss)	120,615
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions(a)	51,723,072
Foreign currency transactions	(549,086)
Net realized gain (loss)	51,173,986
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments(b)	8,932,228
Translation of other assets and liabilities in foreign currencies	(8,218)
Net change in unrealized appreciation (depreciation)	8,924,010
Net realized and unrealized gain (loss)	60,097,996
Net increase (decrease) in net assets resulting from operations	$60,218,611

(a)	Realized gain (loss) on security transactions recorded net of foreign capital gains tax in the amount of $(95,496).
(b)	Net change in unrealized appreciation (depreciation) on investments recorded net of foreign capital gains tax in the amount of $176,048.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$120,615	$861,693
Net realized gain (loss)	51,173,986	42,756,317
Net change in unrealized appreciation (depreciation)	8,924,010	19,314,887
Net increase (decrease) in net assets resulting from operations	60,218,611	62,932,897
Distributions to shareholders:
Initial Class	—	(509,918)
Service Class	—	(49,509)
Total distributions to shareholders	—	(559,427)
Capital share transactions:
Net proceeds from sales of shares	601,880	2,327,333
Net asset value of shares issued to shareholders in reinvestment of distributions	—	559,427
Cost of shares redeemed	(33,693,020)	(63,704,017)
Increase (decrease) in net assets derived from capital share transactions	(33,091,140)	(60,817,257)
Net increase (decrease) in net assets	27,127,471	1,556,213
Net Assets
Beginning of period	207,541,947	205,985,734
End of period	$234,669,418	$207,541,947
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP Candriam Emerging Markets Equity Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.52	$7.77	$6.96	$6.60	$11.16	$11.51
Net investment income (loss) (a)	0.01	0.04	0.05	0.07	0.11	0.12
Net realized and unrealized gain (loss)	3.21	2.74	0.83	0.41	(3.39)	(0.34)
Total from investment operations	3.22	2.78	0.88	0.48	(3.28)	(0.22)
Less distributions:
From net investment income	—	(0.03)	(0.07)	(0.12)	(0.09)	(0.13)
From net realized gain on investments	—	—	—	—	(1.19)	—
Total distributions	—	(0.03)	(0.07)	(0.12)	(1.28)	(0.13)
Net asset value at end of period	$13.74	$10.52	$7.77	$6.96	$6.60	$11.16
Total investment return (b)	30.64%	35.88%	12.64%	7.25%	(28.72)%	(2.00)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.18%††	0.50%	0.61%	1.09%(c)	1.28%	1.02%
Net expenses (d)	1.17%††	1.20%	1.16%	1.13%(e)	1.16%	1.13%
Expenses (before waiver/reimbursement) (d)	1.17%††	1.20%	1.16%	1.14%	1.16%	1.14%
Portfolio turnover rate	81%	185%	115%	52%	115%	63%
Net assets at end of period (in 000's)	$165,750	$145,349	$145,917	$154,579	$158,187	$211,647

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Without the custody fee reimbursement, net investment income (loss) would have been 1.08%.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Without the custody fee reimbursement, net expenses would have been 1.14%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.56	$7.79	$6.98	$6.62	$11.16	$11.52
Net investment income (loss) (a)	(0.00)‡	0.02	0.03	0.06	0.09	0.09
Net realized and unrealized gain (loss)	3.21	2.76	0.83	0.40	(3.39)	(0.35)
Total from investment operations	3.21	2.78	0.86	0.46	(3.30)	(0.26)
Less distributions:
From net investment income	—	(0.01)	(0.05)	(0.10)	(0.05)	(0.10)
From net realized gain on investments	—	—	—	—	(1.19)	—
Total distributions	—	(0.01)	(0.05)	(0.10)	(1.24)	(0.10)
Net asset value at end of period	$13.77	$10.56	$7.79	$6.98	$6.62	$11.16
Total investment return (b)	30.48%	35.54%	12.35%	6.98%	(28.89)%	(2.25)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.07)%††	0.25%	0.36%	0.84%(c)	1.03%	0.78%
Net expenses (d)	1.42%††	1.45%	1.41%	1.38%(e)	1.41%	1.38%
Expenses (before waiver/reimbursement) (d)	1.42%††	1.45%	1.41%	1.39%	1.41%	1.39%
Portfolio turnover rate	81%	185%	115%	52%	115%	63%
Net assets at end of period (in 000's)	$68,919	$62,193	$60,069	$65,652	$70,914	$102,237

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Without the custody fee reimbursement, net investment income (loss) would have been 0.83%.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Without the custody fee reimbursement, net expenses would have been 1.39%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLIM VP Candriam Emerging Markets Equity Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP Candriam Emerging Markets Equity Portfolio (the "Portfolio") (formerly known as NYLI VP Candriam Emerging Markets Equity Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

13

Notes to Financial Statements (Unaudited) (continued)
to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance

14	NYLIM VP Candriam Emerging Markets Equity Portfolio

with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
15

Notes to Financial Statements (Unaudited) (continued)
(H) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(I) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Sold Short.  During the period a short position is open, depending on the nature and type of security, a short position is reflected as a liability and is marked to market in accordance with the valuation methodologies previously detailed (See Note 2(A)). Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the counterparty broker. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon termination of a short sale if the market price on the date the short position is closed out is less or greater, respectively, than the proceeds originally received. Any such gain or loss may be offset, completely or in part, by the change in the value of the hedged investments. Interest on short positions held is accrued daily, while dividends declared on short positions existing on the record date are recorded on the ex-dividend date as a dividend expense in the Statement of Operations. Broker fees and other expenses related to securities sold short are disclosed in the Statement of Operations. Short sales involve risk of loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. As of June 30, 2026, the Portfolio did not enter into any securities sold short.
(K) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(L) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political

16	NYLIM VP Candriam Emerging Markets Equity Portfolio

or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. For example, the Portfolio has significant investments in the Asia-Pacific region. The development and stability of the Asia-Pacific region can be adversely affected by, among other regional and global developments, trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asia-Pacific countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles and less liquid markets than developed countries.
(M) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Candriam (the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investment
Management and Candriam, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 1.00% up to $1 billion; and 0.975% in excess of $1 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 1.00% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $1,119,998 and paid the Subadvisor fees in the amount of $559,999.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$182,768,010	$54,346,841	$(10,551,963)	$43,794,878
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $2,010,842, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be
17

Notes to Financial Statements (Unaudited) (continued)
paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$2,011	$—
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$559,427
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $177,627 and $216,127, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	29,252	$378,763
Shares redeemed	(1,785,095)	(22,502,204)
Net increase (decrease)	(1,755,843)	$(22,123,441)
Year ended December 31, 2025:
Shares sold	104,933	$948,133
Shares issued to shareholders in reinvestment of distributions	49,552	509,918
Shares redeemed	(5,124,924)	(45,815,355)
Net increase (decrease)	(4,970,439)	$(44,357,304)

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	17,963	$223,117
Shares redeemed	(905,775)	(11,190,816)
Net increase (decrease)	(887,812)	$(10,967,699)
Year ended December 31, 2025:
Shares sold	171,232	$1,379,200
Shares issued to shareholders in reinvestment of distributions	4,792	49,509
Shares redeemed	(1,991,526)	(17,888,662)
Net increase (decrease)	(1,815,502)	$(16,459,953)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager

18	NYLIM VP Candriam Emerging Markets Equity Portfolio

for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
19

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
20

NYLIM VP Epoch U.S. Equity Yield Portfolio
(formerly known as NYLI VP Epoch U.S. Equity Yield Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.1%
Aerospace & Defense 2.3%
General Dynamics Corp.	25,024	$ 8,864,502
Lockheed Martin Corp.	11,611	5,915,340
RTX Corp.	37,211	7,060,043
		21,839,885
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	53,974	5,802,205
Automobile Components 0.7%
Lear Corp.	45,971	6,162,872
Banks 8.5%
Bank of America Corp.	347,041	19,774,396
Columbia Banking System, Inc.	227,724	7,298,554
JPMorgan Chase & Co.	61,790	20,225,721
Regions Financial Corp.	197,730	5,971,446
Truist Financial Corp.	102,033	5,083,284
U.S. Bancorp	177,051	10,693,881
Wells Fargo & Co.	137,227	11,340,439
		80,387,721
Beverages 1.9%
Coca-Cola Co. (The)	83,979	6,824,973
Coca-Cola Europacific Partners plc	63,149	6,319,321
PepsiCo, Inc.	34,043	4,609,422
		17,753,716
Biotechnology 2.9%
AbbVie, Inc.	67,920	17,091,389
Amgen, Inc.	14,876	5,386,897
Gilead Sciences, Inc.	41,529	5,246,774
		27,725,060
Capital Markets 2.2%
BlackRock, Inc.	11,014	10,590,622
CME Group, Inc.	22,739	5,021,453
Lazard, Inc.	112,385	4,713,427
		20,325,502
Chemicals 3.3%
Linde plc	17,688	9,179,011
Nutrien Ltd. (a)	122,561	7,715,215
PPG Industries, Inc.	54,663	6,630,075
Scotts Miracle-Gro Co. (The)	111,767	7,612,450
		31,136,751
Commercial Services & Supplies 0.7%
Republic Services, Inc.	31,209	6,650,014
	Shares	Value

Communications Equipment 2.3%
Cisco Systems, Inc.	181,139	$ 21,276,587
Consumer Staples Distribution & Retail 1.4%
Walmart, Inc.	117,522	13,310,542
Containers & Packaging 0.6%
Sonoco Products Co.	101,113	5,697,718
Diversified Telecommunication Services 2.2%
AT&T, Inc.	350,871	7,263,030
Comcast Corp., Class A	204,329	5,016,277
Verizon Communications, Inc.	203,296	8,607,552
		20,886,859
Electric Utilities 5.9%
Alliant Energy Corp.	78,627	5,998,454
American Electric Power Co., Inc.	107,271	14,675,745
Duke Energy Corp.	40,303	5,101,554
Entergy Corp.	103,417	11,878,477
NextEra Energy, Inc.	86,657	7,605,885
OGE Energy Corp.	101,871	4,957,043
Pinnacle West Capital Corp.	52,994	5,670,358
		55,887,516
Electrical Equipment 3.0%
Eaton Corp. plc	25,664	10,935,944
Emerson Electric Co.	80,451	11,516,561
Hubbell, Inc.	11,203	5,861,409
		28,313,914
Financial Services 0.8%
Voya Financial, Inc.	86,587	7,838,721
Food Products 1.7%
Hormel Foods Corp.	229,869	5,705,349
McCormick & Co., Inc. (Non-Voting)	107,631	5,426,755
Mondelez International, Inc., Class A	90,443	5,231,223
		16,363,327
Health Care Equipment & Supplies 1.1%
Medtronic plc	134,110	10,491,425
Health Care Providers & Services 3.3%
CVS Health Corp.	177,282	18,339,823
UnitedHealth Group, Inc.	30,264	12,578,626
		30,918,449

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure 2.2%
McDonald's Corp.	31,602	$ 8,542,336
Starbucks Corp.	59,105	6,039,940
Vail Resorts, Inc. (a)	46,712	6,359,839
		20,942,115
Household Products 2.2%
Colgate-Palmolive Co.	73,397	6,729,037
Kimberly-Clark Corp.	50,253	5,516,272
Procter & Gamble Co. (The)	56,868	8,339,123
		20,584,432
Industrial Conglomerates 0.5%
Honeywell International, Inc.	18,951	4,243,129
Industrial REITs 0.9%
Prologis, Inc.	60,396	8,181,846
Insurance 4.2%
Marsh & McLennan Cos., Inc.	48,342	8,057,161
MetLife, Inc.	187,750	15,885,528
Travelers Cos., Inc. (The)	26,439	8,728,043
Unum Group	80,606	7,206,176
		39,876,908
Interactive Media & Services 1.7%
Alphabet, Inc., Class C	25,643	9,060,441
Meta Platforms, Inc., Class A	11,961	6,737,512
		15,797,953
IT Services 1.7%
Accenture plc, Class A	36,757	4,574,041
International Business Machines Corp.	41,438	11,652,780
		16,226,821
Leisure Products 1.2%
Hasbro, Inc.	140,073	11,568,629
Machinery 2.5%
Cummins, Inc.	15,290	10,904,981
Snap-on, Inc.	16,446	6,617,871
Toro Co. (The)	59,772	5,822,988
		23,345,840
Media 1.3%
Nexstar Media Group, Inc.	28,442	5,079,457
Omnicom Group, Inc.	95,095	6,925,769
		12,005,226
	Shares	Value

Multi-Utilities 2.4%
Ameren Corp.	45,482	$ 5,141,285
CMS Energy Corp.	65,844	5,037,066
NiSource, Inc.	151,391	7,198,642
WEC Energy Group, Inc.	42,261	4,934,817
		22,311,810
Oil, Gas & Consumable Fuels 4.3%
Chevron Corp.	76,573	12,692,740
Enterprise Products Partners LP	254,528	9,356,449
MPLX LP	116,806	6,579,682
Plains All American Pipeline LP	227,800	5,070,828
TotalEnergies SE	92,331	7,179,659
		40,879,358
Pharmaceuticals 6.1%
Bristol-Myers Squibb Co.	104,302	6,009,881
Eli Lilly & Co.	9,643	11,566,103
Johnson & Johnson	75,479	19,169,402
Merck & Co., Inc.	114,149	14,668,147
Pfizer, Inc.	240,201	5,784,040
		57,197,573
Retail REITs 1.1%
NNN REIT, Inc.	108,379	5,042,875
Realty Income Corp.	86,266	5,345,041
		10,387,916
Semiconductors & Semiconductor Equipment 7.3%
Analog Devices, Inc.	34,506	13,704,748
Broadcom, Inc.	45,154	17,056,923
KLA Corp.	40,443	12,202,058
Microchip Technology, Inc.	86,953	7,930,114
NVIDIA Corp.	26,868	5,376,018
Texas Instruments, Inc.	40,706	12,133,237
		68,403,098
Software 1.8%
Microsoft Corp.	30,311	11,306,609
Salesforce, Inc.	33,918	5,313,594
		16,620,203
Specialized REITs 1.6%
American Tower Corp.	26,955	4,409,029
Lamar Advertising Co., Class A	36,856	5,748,799
VICI Properties, Inc.	195,536	5,191,481
		15,349,309
Specialty Retail 1.6%
Best Buy Co., Inc.	96,279	7,305,650

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP Epoch U.S. Equity Yield Portfolio

	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Home Depot, Inc. (The)	21,038	$ 7,419,682
		14,725,332
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	22,233	6,433,341
Dell Technologies, Inc., Class C	50,231	21,672,667
Hewlett Packard Enterprise Co.	343,417	15,491,541
NetApp, Inc.	67,125	10,388,265
		53,985,814
Tobacco 1.1%
Philip Morris International, Inc.	57,098	10,329,599
Trading Companies & Distributors 1.7%
MSC Industrial Direct Co., Inc., Class A	84,091	10,002,625
Watsco, Inc.	13,892	5,789,213
		15,791,838
Water Utilities 0.6%
Essential Utilities, Inc.	134,882	5,167,329
Total Common Stocks (Cost $681,749,770)		932,690,862
Short-Term Investments 2.0%
Affiliated Investment Company 1.1%
NYLIM U.S. Government Liquidity Fund, 3.551% (b)	10,452,954	10,452,954
	Shares	Value

Unaffiliated Investment Company 0.9%
Invesco Government & Agency Portfolio, 3.644% (b)(c)	8,604,297	$ 8,604,297
Total Short-Term Investments (Cost $19,057,251)		19,057,251
Total Investments (Cost $700,807,021)	101.1%	951,748,113
Other Assets, Less Liabilities	(1.1)	(10,820,025)
Net Assets	100.0%	$ 940,928,088

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of June 30, 2026, the aggregate market value of securities on loan was $12,928,529; the total market value of collateral held by the Portfolio was $13,218,366. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,614,069. The Portfolio received cash collateral with a value of $8,604,297. (See Note 2(I))
(b)	Current yield as of June 30, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 15,387	$ 100,887	$ (105,821)	$ —	$ —	$ 10,453	$ 155	$ —	10,453

Abbreviation(s):
REIT—Real Estate Investment Trust
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 932,690,862	$ —	$ —	$ 932,690,862
Short-Term Investments
Affiliated Investment Company	10,452,954	—	—	10,452,954
Unaffiliated Investment Company	8,604,297	—	—	8,604,297
Total Short-Term Investments	19,057,251	—	—	19,057,251
Total Investments in Securities	$ 951,748,113	$ —	$ —	$ 951,748,113

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP Epoch U.S. Equity Yield Portfolio

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $690,354,067) including securities on loan of $12,928,529	$941,295,159
Investment in affiliated investment companies, at value (identified cost $10,452,954)	10,452,954
Due from custodian	1,953,279
Receivables:
Investment securities sold	6,627,148
Dividends	1,443,935
Portfolio shares sold	214,293
Securities lending	1,877
Other assets	7,624
Total assets	961,996,269
Liabilities
Cash collateral received for securities on loan	8,604,297
Payables:
Investment securities purchased	6,379,388
Portfolio shares redeemed	5,425,812
Manager (See Note 3)	494,624
Distribution/Service fees (See Note 3)	88,283
Professional fees	36,435
Shareholder communication	18,532
Custodian	10,648
Trustees	2,645
Accrued expenses	7,517
Total liabilities	21,068,181
Net assets	$940,928,088
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$46,399
Additional paid-in-capital	502,136,429
502,182,828
Total distributable earnings (loss)	438,745,260
Net assets	$940,928,088
Initial Class
Net assets applicable to outstanding shares	$507,510,985
Shares of beneficial interest outstanding	24,758,039
Net asset value per share outstanding	$20.50
Service Class
Net assets applicable to outstanding shares	$433,417,103
Shares of beneficial interest outstanding	21,640,814
Net asset value per share outstanding	$20.03

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $51,930)	$12,631,932
Dividends-affiliated	155,005
Securities lending, net	11,885
Total income	12,798,822
Expenses
Manager (See Note 3)	3,162,700
Distribution/Service—Service Class (See Note 3)	508,132
Professional fees	68,106
Shareholder communication	41,390
Trustees	15,984
Custodian	11,381
Miscellaneous	16,625
Total expenses before waiver/reimbursement	3,824,318
Expense waiver/reimbursement from Manager (See Note 3)	(187,091)
Net expenses	3,637,227
Net investment income (loss)	9,161,595
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	79,539,976
Foreign currency transactions	891
Net realized gain (loss)	79,540,867
Net change in unrealized appreciation (depreciation) on unaffiliated investments	39,772,967
Net realized and unrealized gain (loss)	119,313,834
Net increase (decrease) in net assets resulting from operations	$128,475,429
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP Epoch U.S. Equity Yield Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$9,161,595	$18,435,113
Net realized gain (loss)	79,540,867	89,389,583
Net change in unrealized appreciation (depreciation)	39,772,967	9,503,095
Net increase (decrease) in net assets resulting from operations	128,475,429	117,327,791
Distributions to shareholders:
Initial Class	—	(69,768,703)
Service Class	—	(53,407,696)
Total distributions to shareholders	—	(123,176,399)
Capital share transactions:
Net proceeds from sales of shares	30,674,527	105,916,957
Net asset value of shares issued to shareholders in reinvestment of distributions	—	123,176,399
Cost of shares redeemed	(119,034,258)	(235,767,720)
Increase (decrease) in net assets derived from capital share transactions	(88,359,731)	(6,674,364)
Net increase (decrease) in net assets	40,115,698	(12,522,972)
Net Assets
Beginning of period	900,812,390	913,335,362
End of period	$940,928,088	$900,812,390
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$17.83	$18.03	$16.58	$16.85	$18.15	$15.13
Net investment income (loss) (a)	0.20	0.39	0.39	0.41	0.37	0.34
Net realized and unrealized gain (loss)	2.47	2.13	2.71	0.91	(0.90)	3.09
Total from investment operations	2.67	2.52	3.10	1.32	(0.53)	3.43
Less distributions:
From net investment income	—	(0.47)	(0.52)	(0.47)	(0.37)	(0.41)
From net realized gain on investments	—	(2.25)	(1.13)	(1.12)	(0.40)	—
Total distributions	—	(2.72)	(1.65)	(1.59)	(0.77)	(0.41)
Net asset value at end of period	$20.50	$17.83	$18.03	$16.58	$16.85	$18.15
Total investment return (b)	15.00%	14.24%	18.54%	8.69%	(2.50)%	22.89%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.11%††	2.12%	2.13%	2.45%	2.13%	2.02%
Net expenses (c)	0.68%††	0.68%(d)	0.68%	0.68%	0.68%	0.68%
Expenses (before waiver/reimbursement) (c)	0.72%††	0.73%(d)	0.72%	0.72%	0.71%	0.72%
Portfolio turnover rate	15%	23%	15%	19%	19%	20%
Net assets at end of period (in 000's)	$507,511	$505,907	$527,574	$516,354	$539,762	$640,585

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%. (See Note 6)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP Epoch U.S. Equity Yield Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$17.44	$17.69	$16.29	$16.57	$17.86	$14.90
Net investment income (loss) (a)	0.17	0.34	0.34	0.36	0.32	0.29
Net realized and unrealized gain (loss)	2.42	2.08	2.67	0.90	(0.88)	3.05
Total from investment operations	2.59	2.42	3.01	1.26	(0.56)	3.34
Less distributions:
From net investment income	—	(0.42)	(0.48)	(0.42)	(0.33)	(0.38)
From net realized gain on investments	—	(2.25)	(1.13)	(1.12)	(0.40)	—
Total distributions	—	(2.67)	(1.61)	(1.54)	(0.73)	(0.38)
Net asset value at end of period	$20.03	$17.44	$17.69	$16.29	$16.57	$17.86
Total investment return (b)	14.86%	13.96%	18.24%	8.42%	(2.74)%	22.58%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.86%††	1.86%	1.88%	2.20%	1.89%	1.77%
Net expenses (c)	0.93%††	0.93%(d)	0.93%	0.93%	0.93%	0.93%
Expenses (before waiver/reimbursement) (c)	0.97%††	0.98%(d)	0.97%	0.97%	0.96%	0.97%
Portfolio turnover rate	15%	23%	15%	19%	19%	20%
Net assets at end of period (in 000's)	$433,417	$394,905	$385,762	$387,508	$410,085	$461,880

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%. (See Note 6)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP Epoch U.S. Equity Yield Portfolio (the "Portfolio") (formerly known as NYLI VP Epoch U.S. Equity Yield Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 1998
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek current income and capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

12	NYLIM VP Epoch U.S. Equity Yield Portfolio

to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates
13

Notes to Financial Statements (Unaudited) (continued)
the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and

14	NYLIM VP Epoch U.S. Equity Yield Portfolio

(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Epoch Investment Partners, Inc. (“Epoch” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investment Management and Epoch, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.70% up to $500 million; 0.68% from $500 million to $1 billion; 0.66% from $1 billion to $2 billion; and 0.65% in excess of $2 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.69% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) portfolio/fund fees and expenses) of Service Class shares do not exceed 0.93% of the Portfolio's average daily net assets. New York Life Investment Management will apply an equivalent waiver or
15

Notes to Financial Statements (Unaudited) (continued)
reimbursement, in an equal number of basis points, to Initial Class shares. This agreement will remain in effect until May 1, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $3,162,700 and waived fees and/or reimbursed expenses in the amount of $187,091 and paid the Subadvisor fees in the amount of $1,487,805.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$710,258,925	$261,997,537	$(20,508,349)	$241,489,188
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$21,597,066
Long-Term Capital Gains	101,579,333
Total	$123,176,399
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive

16	NYLIM VP Epoch U.S. Equity Yield Portfolio

order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $140,486 and $211,226, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	389,705	$7,448,481
Shares redeemed	(4,012,471)	(77,423,374)
Net increase (decrease)	(3,622,766)	$(69,974,893)
Year ended December 31, 2025:
Shares sold	3,759,407	$70,140,233
Shares issued to shareholders in reinvestment of distributions	3,998,275	69,768,703
Shares redeemed	(8,633,591)	(158,576,691)
Net increase (decrease)	(875,909)	$(18,667,755)

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	1,221,562	$23,226,046
Shares redeemed	(2,227,510)	(41,610,884)
Net increase (decrease)	(1,005,948)	$(18,384,838)
Year ended December 31, 2025:
Shares sold	1,976,091	$35,776,724
Shares issued to shareholders in reinvestment of distributions	3,127,006	53,407,696
Shares redeemed	(4,261,605)	(77,191,029)
Net increase (decrease)	841,492	$11,993,391
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
17

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
18

NYLIM VP Fidelity Institutional AM® Utilities Portfolio*
(formerly known as NYLI VP Fidelity Institutional AM® Utilities Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026
* Fidelity Institutional AM is a registered trade mark of FMR LLC. Used with permission.

Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 96.6%
Construction & Engineering 1.7%
Centuri Holdings, Inc. (a)	48,992	$ 1,481,518
Comfort Systems USA, Inc.	900	1,783,755
MasTec, Inc. (a)	14,000	5,824,840
Quanta Services, Inc.	7,800	5,616,312
		14,706,425
Electric Utilities 65.8%
Alliant Energy Corp.	388,600	29,646,294
American Electric Power Co., Inc.	430,100	58,841,981
Constellation Energy Corp.	183,690	45,623,085
Duke Energy Corp.	361,437	45,750,695
Entergy Corp.	378,930	43,523,900
Evergy, Inc.	297,500	25,712,925
Exelon Corp.	165,700	7,724,934
IDACORP, Inc.	83,100	12,573,030
NextEra Energy, Inc.	1,254,719	110,126,687
NRG Energy, Inc.	272,883	39,857,291
OGE Energy Corp.	26,900	1,308,954
Oklo, Inc. (a)(b)	18,300	957,639
PG&E Corp.	1,738,540	29,242,243
Pinnacle West Capital Corp.	99,600	10,657,200
PPL Corp.	790,869	28,748,088
Southern Co. (The)	328,842	31,473,468
Xcel Energy, Inc.	520,620	41,805,786
		563,574,200
Electrical Equipment 2.1%
Bloom Energy Corp., Class A (a)	6,400	1,937,280
Fluence Energy, Inc. (a)	53,100	1,055,628
GE Vernova, Inc.	4,100	4,816,926
Nextpower, Inc., Class A (a)	55,400	6,600,356
Siemens Energy AG	19,600	3,713,085
		18,123,275
Independent Power and Renewable Electricity Producers 6.5%
Fervo Energy Co., Class A (a)	135,000	3,946,050
Ormat Technologies, Inc.	26,400	2,874,960
Talen Energy Corp. (a)	21,100	8,107,886
Vistra Corp.	256,486	40,686,374
		55,615,270
Machinery 0.3%
Caterpillar, Inc.	2,300	2,449,270
Multi-Utilities 19.7%
Ameren Corp.	282,966	31,986,477
	Shares	Value

Multi-Utilities (continued)
CenterPoint Energy, Inc.	776,246	$ 34,185,874
Dominion Energy, Inc.	403,747	27,571,883
NiSource, Inc.	619,672	29,465,403
Sempra	496,109	45,994,265
		169,203,902
Oil, Gas & Consumable Fuels 0.2%
Cameco Corp.	17,400	1,772,364
Semiconductors & Semiconductor Equipment 0.3%
Monolithic Power Systems, Inc.	1,800	2,488,248
Total Common Stocks (Cost $710,344,311)		827,932,954
Short-Term Investments 3.7%
Affiliated Investment Company 3.6%
NYLIM U.S. Government Liquidity Fund, 3.551% (c)	31,179,826	31,179,826
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 3.644% (c)(d)	887,382	887,382
Total Short-Term Investments (Cost $32,067,208)		32,067,208
Total Investments (Cost $742,411,519)	100.3%	860,000,162
Other Assets, Less Liabilities	(0.3)	(2,939,585)
Net Assets	100.0%	$ 857,060,577

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2026, the aggregate market value of securities on loan was $859,939. The Portfolio received cash collateral with a value of $887,382. (See Note 2(I))
(c)	Current yield as of June 30, 2026.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 1,838	$ 116,995	$ (87,653)	$ —	$ —	$ 31,180	$ 258	$ —	31,180

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 827,932,954	$ —	$ —	$ 827,932,954
Short-Term Investments
Affiliated Investment Company	31,179,826	—	—	31,179,826
Unaffiliated Investment Company	887,382	—	—	887,382
Total Short-Term Investments	32,067,208	—	—	32,067,208
Total Investments in Securities	$ 860,000,162	$ —	$ —	$ 860,000,162

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP Fidelity Institutional AM® Utilities Portfolio

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $711,231,693) including securities on loan of $859,939	$828,820,336
Investment in affiliated investment companies, at value (identified cost $31,179,826)	31,179,826
Cash denominated in foreign currencies (identified cost $32)	32
Receivables:
Dividends	1,145,728
Portfolio shares sold	179,650
Securities lending	348
Other assets	7,937
Total assets	861,333,857
Liabilities
Cash collateral received for securities on loan	887,382
Payables:
Investment securities purchased	2,321,648
Manager (See Note 3)	442,305
Portfolio shares redeemed	395,058
Distribution/Service fees (See Note 3)	144,916
Professional fees	32,993
Custodian	19,408
Shareholder communication	18,902
Trustees	2,322
Accrued expenses	8,346
Total liabilities	4,273,280
Net assets	$857,060,577
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$65,384
Additional paid-in-capital	566,651,796
566,717,180
Total distributable earnings (loss)	290,343,397
Net assets	$857,060,577
Initial Class
Net assets applicable to outstanding shares	$137,868,023
Shares of beneficial interest outstanding	10,456,060
Net asset value per share outstanding	$13.19
Service Class
Net assets applicable to outstanding shares	$719,192,554
Shares of beneficial interest outstanding	54,928,051
Net asset value per share outstanding	$13.09

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $3,908)	$9,464,841
Dividends-affiliated	258,304
Securities lending, net	4,205
Total income	9,727,350
Expenses
Manager (See Note 3)	2,760,631
Distribution/Service—Service Class (See Note 3)	904,585
Professional fees	64,901
Shareholder communication	39,311
Trustees	15,076
Custodian	7,910
Miscellaneous	15,528
Total expenses	3,807,942
Net investment income (loss)	5,919,408
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	50,102,052
Foreign currency transactions	(2,199)
Net realized gain (loss)	50,099,853
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	5,281,490
Translation of other assets and liabilities in foreign currencies	(3,762)
Net change in unrealized appreciation (depreciation)	5,277,728
Net realized and unrealized gain (loss)	55,377,581
Net increase (decrease) in net assets resulting from operations	$61,296,989
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP Fidelity Institutional AM® Utilities Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$5,919,408	$14,532,428
Net realized gain (loss)	50,099,853	105,073,090
Net change in unrealized appreciation (depreciation)	5,277,728	(8,799,329)
Net increase (decrease) in net assets resulting from operations	61,296,989	110,806,189
Distributions to shareholders:
Initial Class	—	(21,069,238)
Service Class	—	(107,768,387)
Total distributions to shareholders	—	(128,837,625)
Capital share transactions:
Net proceeds from sales of shares	38,923,772	62,680,451
Net asset value of shares issued to shareholders in reinvestment of distributions	—	128,837,625
Cost of shares redeemed	(91,354,038)	(238,670,694)
Increase (decrease) in net assets derived from capital share transactions	(52,430,266)	(47,152,618)
Net increase (decrease) in net assets	8,866,723	(65,184,054)
Net Assets
Beginning of period	848,193,854	913,377,908
End of period	$857,060,577	$848,193,854
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$12.29	$12.56	$10.72	$13.20	$13.58	$12.35
Net investment income (loss) (a)	0.10	0.24	0.28	0.27	0.20	0.31
Net realized and unrealized gain (loss)	0.80	1.60	2.82	(0.69)	0.43	1.73
Total from investment operations	0.90	1.84	3.10	(0.42)	0.63	2.04
Less distributions:
From net investment income	—	(0.35)	(0.32)	(0.26)	(0.30)	(0.28)
From net realized gain on investments	—	(1.76)	(0.94)	(1.80)	(0.71)	(0.53)
Total distributions	—	(2.11)	(1.26)	(2.06)	(1.01)	(0.81)
Net asset value at end of period	$13.19	$12.29	$12.56	$10.72	$13.20	$13.58
Total investment return (b)	7.28%	13.79%	28.94%	(1.46)%	5.57%	17.24%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.57%††	1.86%	2.33%	2.23%	1.46%	2.41%
Net expenses (c)	0.67%††	0.68%	0.68%	0.67%	0.66%	0.66%
Portfolio turnover rate	21%	99%	79%	71%	53%	34%
Net assets at end of period (in 000's)	$137,868	$141,015	$182,897	$222,112	$202,092	$215,594

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$12.22	$12.50	$10.67	$13.14	$13.51	$12.29
Net investment income (loss) (a)	0.09	0.21	0.25	0.24	0.17	0.27
Net realized and unrealized gain (loss)	0.78	1.58	2.81	(0.69)	0.43	1.72
Total from investment operations	0.87	1.79	3.06	(0.45)	0.60	1.99
Less distributions:
From net investment income	—	(0.31)	(0.29)	(0.22)	(0.26)	(0.24)
From net realized gain on investments	—	(1.76)	(0.94)	(1.80)	(0.71)	(0.53)
Total distributions	—	(2.07)	(1.23)	(2.02)	(0.97)	(0.77)
Net asset value at end of period	$13.09	$12.22	$12.50	$10.67	$13.14	$13.51
Total investment return (b)	7.15%	13.50%	28.62%	(1.71)%	5.31%	16.95%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.33%††	1.60%	2.06%	1.95%	1.22%	2.14%
Net expenses (c)	0.92%††	0.93%	0.93%	0.92%	0.91%	0.91%
Portfolio turnover rate	21%	99%	79%	71%	53%	34%
Net assets at end of period (in 000's)	$719,193	$707,179	$730,481	$723,185	$855,034	$978,694

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP Fidelity Institutional AM® Utilities Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP Fidelity Institutional AM® Utilities Portfolio (the "Portfolio") (formerly known as NYLI VP Fidelity Institutional AM® Utilities Portfolio), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an

9

Notes to Financial Statements (Unaudited) (continued)
independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized

10	NYLIM VP Fidelity Institutional AM® Utilities Portfolio

cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
11

Notes to Financial Statements (Unaudited) (continued)
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. FIAM LLC (“FIAM” or the “Subadvisor”) a registered investment adviser, serves as Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investment Management

12	NYLIM VP Fidelity Institutional AM® Utilities Portfolio

and FIAM, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.64% up to $1 billion; 0.61% from $1 billion to $3 billion; and 0.60% in excess of $3 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.64% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $2,760,631 and paid the Subadvisor in the amount of $1,109,620.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$751,534,308	$116,636,711	$(8,170,857)	$108,465,854
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$48,643,608
Long-Term Capital Gains	80,194,017
Total	$128,837,625
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive
13

Notes to Financial Statements (Unaudited) (continued)
order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $181,531 and $254,752, respectively.
The Portfolio may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. Rule 17a-7 transactions during the six-month period ended June 30, 2026, were as follows:
Purchases (000's)	Sales (000's)	Realized Gain / (Loss) (000's)
$7,688	$12,692	$2,135
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	162,988	$2,109,970
Shares redeemed	(1,180,121)	(15,609,552)
Net increase (decrease)	(1,017,133)	$(13,499,582)
Year ended December 31, 2025:
Shares sold	495,563	$6,384,867
Shares issued to shareholders in reinvestment of distributions	1,623,758	21,069,238
Shares redeemed	(5,206,190)	(67,035,504)
Net increase (decrease)	(3,086,869)	$(39,581,399)

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	2,861,773	$36,813,802
Shares redeemed	(5,804,039)	(75,744,486)
Net increase (decrease)	(2,942,266)	$(38,930,684)
Year ended December 31, 2025:
Shares sold	4,336,614	$56,295,584
Shares issued to shareholders in reinvestment of distributions	8,348,767	107,768,387
Shares redeemed	(13,254,644)	(171,635,190)
Net increase (decrease)	(569,263)	$(7,571,219)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

14	NYLIM VP Fidelity Institutional AM® Utilities Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
15

NYLIM VP Income Builder Portfolio
(formerly known as NYLI VP Income Builder Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 37.1%
Asset-Backed Securities 3.8%
Automobile Asset-Backed Securities 1.2%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class G
12.748%, due 5/17/32 (a)	$ 267,144	$ 274,192
American Credit Acceptance Receivables Trust
Series 2026-2, Class D
5.18%, due 6/8/32 (a)	505,000	502,076
Bridgecrest Lending Auto Securitization Trust
Series 2025-3, Class E
6.62%, due 5/17/32 (a)	690,000	684,555
CarMax Select Receivables Trust
Series 2025-B, Class D
5.33%, due 7/15/31	560,000	558,278
Exeter Automobile Receivables Trust
Series 2026-3A, Class D
5.44%, due 10/15/32	520,000	520,542
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	525,000	509,939
Series 2023-4A, Class D
6.95%, due 12/17/29	120,000	121,835
Series 2025-2A, Class E
7.81%, due 10/15/32 (a)	880,000	903,295
Exeter Select Automobile Receivables Trust
Series 2025-2, Class D
5.34%, due 1/15/32	500,000	497,306
Flagship Credit Auto Trust (a)
Series 2021-3, Class E
3.32%, due 12/15/28	580,000	500,589
Series 2022-1, Class D
3.64%, due 3/15/28	250,000	245,918
Series 2022-2, Class D
5.80%, due 4/17/28	630,000	530,842
Hertz Vehicle Financing III LLC
Series 2024-2A, Class D
9.41%, due 1/27/31 (a)	400,000	415,607
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	635,000	630,596
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class D
7.609% (SOFR 30A + 4.00%), due 10/20/32 (a)(b)	269,675	269,034
		7,164,604
	Principal Amount	Value

Home Equity Asset-Backed Securities 0.1%
J.P. Morgan Mortgage Trust
Series 2026-ACES1, Class M1
5.609%, due 4/25/66 (a)(c)	$ 610,000	$ 601,159
RCKT Mortgage Trust
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (a)(d)	261,689	262,447
		863,606
Other Asset-Backed Securities 2.5%
720 East CLO IV Ltd.
Series 2024-1A, Class D1R
6.572% (3 Month SOFR + 2.90%), due 7/15/39 (a)(b)	250,000	250,033
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	424,310	410,269
Series 2019-1, Class B
3.85%, due 2/15/28	238,620	233,694
Antares CLO Ltd.
Series 2026-1A, Class B
5.426% (3 Month SOFR + 1.75%), due 4/20/39 (a)(b)	250,000	248,372
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
5.425% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	250,000	250,008
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
6.622% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	250,000	242,666
Bayfront Labs VII Pte. Ltd.
Series 7A, Class A
4.928% (SOFR + 1.28%), due 4/11/48 (a)(b)	447,771	448,275
BCC Middle Market CLO LLC
Series 2023-1A, Class DR
6.925% (3 Month SOFR + 3.25%), due 7/20/37 (a)(b)	250,000	247,788
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	642,946	587,331
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1
1.53%, due 3/15/61 (a)	307,375	242,031
Consolidated Communications LLC
Series 2025-4A, Class A2
5.522%, due 12/20/55 (a)	475,000	476,919

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
FirstKey Homes Trust
Series 2022-SFR2, Class C
4.50%, due 7/17/39 (a)	$ 522,163	$ 516,547
Flexential Issuer LLC
Series 2025-1A, Class C
8.54%, due 10/25/60 (a)	450,000	454,238
Golub Capital CLO 86B Ltd.
Series 2026-86A, Class C
5.358% (3 Month SOFR + 1.70%), due 1/25/39 (a)(b)	250,000	251,268
Golub Capital Partners CLO 67M Ltd.
Series 2023-67A, Class CR
5.848% (3 Month SOFR + 2.20%), due 5/9/36 (a)(b)	275,000	273,611
Golub Capital Partners CLO 78M Ltd.
Series 2025-78A, Class A1
5.052% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	530,000	527,136
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	241,591	238,384
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	630,000	634,732
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.273% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	250,000	250,000
Kinetic ABS Issuer LLC
Series 2026-1A, Class B
5.561%, due 2/25/56 (a)	575,000	565,610
Kohlberg Credit CLO LLC
Series 2026-1A, Class A
5.19% (3 Month SOFR + 1.48%), due 4/15/38 (a)(b)	300,000	298,424
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	355,000	290,213
Series 2021-1, Class B1
2.41%, due 10/20/61	255,000	152,261
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.045% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	350,000	350,259
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Octagon Investment Partners 49 Ltd.
Series 2020-5A, Class ARR
4.793% (3 Month SOFR + 1.12%), due 4/15/37 (a)(b)	$ 300,000	$ 299,520
Owl Rock CLO XX LLC
Series 2024-20A, Class C
5.767% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	250,000	246,665
RAD CLO 25 Ltd.
Series 2024-25A, Class A1
5.135% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	250,000	250,331
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.08% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	350,000	350,258
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A
5.00%, due 9/15/48 (a)	375,000	371,219
RIN V LLC
Series 2023-2A, Class A1R
5.009% (3 Month SOFR + 1.34%), due 10/14/36 (a)(b)	450,000	449,325
RIN XIII LLC
Series 2026-1A, Class A1
4.95% (3 Month SOFR + 1.29%), due 4/15/39 (a)(b)	300,000	300,164
Shentel Issuer LLC
Series 2025-1A, Class A2
5.64%, due 12/20/55 (a)	450,000	452,332
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.075% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	270,000	270,396
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
5.623% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	250,000	250,611
SoFi Consumer Loan Program
Series 2026-3, Class D
5.64%, due 6/25/35 (a)	530,000	530,015
Subway Funding LLC (a)
Series 2024-3A, Class A23
5.914%, due 7/30/54	285,650	275,722
Series 2024-1A, Class A2I
6.028%, due 7/30/54	285,650	286,811

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP Income Builder Portfolio

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Switch ABS Issuer LLC
Series 2025-2A, Class B
6.244%, due 10/25/55 (a)	$ 355,000	$ 339,578
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	264,481	267,595
Uniti Fiber ABS Issuer LLC
Series 2025-2A, Class C
7.834%, due 1/20/56 (a)	390,000	397,949
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165%, due 10/15/46 (a)	445,000	441,665
Vertical Bridge CC LLC
Series 2025-1A, Class D
9.383%, due 8/16/55 (a)	300,000	307,267
Zayo Issuer LLC (a)
Series 2026-1A, Class B
6.035%, due 4/20/56	335,000	335,162
Series 2025-2A, Class B
6.586%, due 6/20/55	415,000	420,308
		15,282,962
Total Asset-Backed Securities (Cost $23,660,593)		23,311,172
Corporate Bonds 11.4%
Airlines 0.2%
American Airlines, Inc.
5.75%, due 4/20/29 (a)	360,000	360,699
Avianca Midco 2 plc
Series Reg S
9.625%, due 2/14/30 (e)	425,000	421,091
Delta Air Lines, Inc.
4.75%, due 10/20/28 (a)	750,000	749,354
		1,531,144
Auto Manufacturers 0.8%
Ford Motor Credit Co. LLC
2.70%, due 8/10/26	595,000	593,717
4.125%, due 8/17/27	485,000	480,712
4.97%, due 4/6/29	385,000	381,089
6.80%, due 5/12/28	365,000	375,420
General Motors Financial Co., Inc.
2.35%, due 1/8/31	344,000	307,646
2.70%, due 6/10/31	485,000	436,445
4.30%, due 4/6/29	470,000	464,179
	Principal Amount	Value

Auto Manufacturers (continued)
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	$ 1,350,000	$ 1,337,519
Toyota Motor Credit Corp.
Series B
4.60%, due 3/11/33	290,000	284,387
		4,661,114
Auto Parts & Equipment 0.1%
American Axle & Manufacturing, Inc.
6.375%, due 10/15/32 (a)	400,000	398,594
Goodyear Tire & Rubber Co. (The)
6.625%, due 7/15/30	300,000	289,744
		688,338
Banks 2.9%
Australia & New Zealand Banking Group Ltd.
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34 (a)(b)	585,000	595,420
Banco Santander SA
2.749%, due 12/3/30	600,000	544,176
Bank of America Corp. (f)
2.496%, due 2/13/31	650,000	600,681
2.572%, due 10/20/32	510,000	453,945
2.687%, due 4/22/32	465,000	421,204
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(g)	690,000	669,837
5.102%, due 6/26/32 (f)	420,000	419,602
5.207%, due 2/24/37 (f)	150,000	146,079
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29 (b)(g)	260,000	273,078
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
5.40%, due 6/3/31 (a)	555,000	561,660
BNP Paribas SA (a)
3.052%, due 1/13/31 (f)	565,000	530,771
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(g)	625,000	621,968
Citizens Financial Group, Inc.
2.638%, due 9/30/32	540,000	461,271
5.299% (5 Year Treasury Constant Maturity Rate + 1.45%), due 1/29/36 (b)	490,000	485,228
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Deutsche Bank AG (f)
3.035%, due 5/28/32	$ 255,000	$ 232,098
4.725%, due 2/6/32	400,000	394,225
5.06%, due 4/14/32	870,000	867,858
First Horizon Bank
5.75%, due 5/1/30	815,000	827,677
First Horizon Corp.
5.514%, due 3/7/31 (f)	335,000	339,230
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (f)	480,000	422,209
6.75%, due 10/1/37	159,000	173,396
Huntington Bancshares, Inc.
4.623%, due 1/28/32 (f)	390,000	383,531
5.605% (5 Year Treasury Constant Maturity Rate + 1.35%), due 1/28/41 (b)	275,000	269,611
KeyBank NA
4.90%, due 8/8/32	445,000	436,008
KeyCorp
6.401%, due 3/6/35 (f)	185,000	196,905
Lloyds Banking Group plc
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)(e)	315,000	313,683
M&T Bank Corp.
5.295% (5 Year Treasury Constant Maturity Rate + 1.38%), due 4/18/36 (b)	465,000	460,708
5.385%, due 1/16/36 (f)	190,000	189,895
Morgan Stanley (f)
2.484%, due 9/16/36	885,000	767,727
2.511%, due 10/20/32	645,000	570,192
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (f)	340,000	348,802
Societe Generale SA
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (a)(b)(g)	810,000	773,776
Standard Chartered plc
2.678% (1 Year Treasury Constant Maturity Rate + 1.20%), due 6/29/32 (a)(b)	500,000	447,979
UBS Group AG (a)
3.091%, due 5/14/32 (f)	500,000	458,878
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	160,000	160,323
	Principal Amount	Value

Banks (continued)
USB Realty Corp.
5.082% (3 Month SOFR + 1.409%), due 1/15/27 (a)(b)(g)	$ 350,000	$ 321,755
Valley National Bancorp
6.219%, due 6/1/36 (f)	330,000	328,764
Wells Fargo & Co.
3.35%, due 3/2/33 (f)	390,000	358,506
Western Alliance Bank
6.537% (5 Year Treasury Constant Maturity Rate + 2.85%), due 11/15/35 (b)	305,000	302,877
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	533,000	475,877
		17,607,410
Building Materials 0.1%
AmeriTex HoldCo Intermediate LLC
7.625%, due 8/15/33 (a)	295,000	308,233
EMRLD Borrower LP
6.75%, due 7/15/31 (a)	395,000	408,844
Miter Brands Acquisition Holdco, Inc.
6.75%, due 4/1/32 (a)	200,000	198,279
		915,356
Chemicals 0.1%
Eastman Chemical Co.
4.50%, due 2/20/31	285,000	279,573
Huntsman International LLC
4.50%, due 5/1/29	366,000	357,444
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	273,000	285,834
		922,851
Commercial Services 0.1%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	380,000	373,876
Global Payments, Inc.
4.875%, due 11/15/30	560,000	550,521
		924,397
Computers 0.1%
Dell International LLC
3.375%, due 12/15/41	230,000	175,699
5.25%, due 2/15/37	370,000	364,242
		539,941

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP Income Builder Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services 0.8%
Ally Financial, Inc.
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (b)(g)	$ 445,000	$ 431,064
6.992%, due 6/13/29 (f)	265,000	274,777
Series D
7.10% (5 Year Treasury Constant Maturity Rate + 3.148%), due 8/15/31 (b)(g)	110,000	111,485
Avolon Holdings Funding Ltd. (a)
4.70%, due 1/30/31	285,000	279,928
4.85%, due 4/1/33	420,000	406,554
Bread Financial Holdings, Inc. (a)
6.75%, due 5/15/31	395,000	403,952
8.375% (5 Year Treasury Constant Maturity Rate + 4.30%), due 6/15/35 (b)	185,000	193,117
Capital One Financial Corp. (f)
4.722%, due 1/30/32	325,000	320,623
5.197%, due 9/11/36	245,000	238,494
OneMain Finance Corp.
6.75%, due 3/15/32	375,000	375,902
7.50%, due 5/15/31	415,000	428,740
Rocket Cos., Inc. (a)
6.125%, due 8/1/31	140,000	142,985
6.50%, due 6/15/34	70,000	71,797
Synchrony Financial
5.45%, due 3/6/31 (f)	475,000	474,877
Series C
7.25% (5 Year Treasury Constant Maturity Rate + 3.078%), due 8/15/31 (b)(g)	245,000	243,536
VFH Parent LLC
7.50%, due 6/15/31 (a)	390,000	407,905
		4,805,736
Electric 1.3%
AEP Texas, Inc.
4.70%, due 5/15/32	475,000	469,043
Arizona Public Service Co.
2.20%, due 12/15/31	750,000	655,772
Duke Energy Ohio, Inc.
4.30%, due 2/1/49	565,000	458,188
	Principal Amount	Value

Electric (continued)
Edison International (b)
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54	$ 225,000	$ 231,438
8.125% (5 Year Treasury Constant Maturity Rate + 3.864%), due 6/15/53	270,000	277,449
Emera US Finance LLC
Series A
6.65% (5 Year Treasury Constant Maturity Rate + 2.866%), due 10/1/56 (b)	395,000	399,979
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	420,900	397,900
Evergy Kansas Central, Inc.
5.30%, due 7/1/36	460,000	460,699
Evergy Missouri West, Inc.
5.25%, due 12/15/35 (a)	180,000	178,875
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	700,000	626,201
Nevada Power Co.
Series GG
5.90%, due 5/1/53	230,000	230,298
Ohio Power Co.
Series R
2.90%, due 10/1/51	420,000	257,263
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	70,000	70,710
Public Service Co. of Oklahoma
5.25%, due 1/15/33	200,000	203,042
Southern California Edison Co.
4.00%, due 4/1/47	520,000	387,661
5.70%, due 3/1/53	165,000	152,282
Virginia Electric and Power Co.
2.95%, due 11/15/51	435,000	272,392
Vistra Operations Co. LLC
5.25%, due 4/30/33 (a)	430,000	426,818
VoltaGrid LLC
7.375%, due 11/1/30 (a)	290,000	301,070
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	316,000	313,234
7.25%, due 1/15/29	425,000	439,763
8.375%, due 1/15/31	295,000	314,618
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Zorlu Enerji Elektrik Uretim A/S
Series Reg S
11.00%, due 4/23/30	$ 290,000	$ 220,290
		7,744,985
Electrical Components & Equipment 0.0% ‡
Energizer Holdings, Inc.
6.00%, due 9/15/33 (a)(e)	310,000	298,269
Entertainment 0.1%
Penn Entertainment, Inc.
6.75%, due 4/1/31 (a)	395,000	397,056
Food 0.4%
Grupo Nutresa SA
Series Reg S
8.00%, due 5/12/30 (e)	200,000	211,840
9.00%, due 5/12/35 (a)	205,000	227,806
JBS NV
5.75%, due 4/1/33	589,000	604,707
Minerva Luxembourg SA
8.875%, due 9/13/33 (a)	630,000	651,978
Post Holdings, Inc. (a)
4.50%, due 9/15/31	115,000	107,883
4.625%, due 4/15/30	257,000	248,278
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	500,000	498,747
		2,551,239
Forest Products & Paper 0.1%
Suzano Austria GmbH
3.75%, due 1/15/31 (d)	625,000	586,597
Gas 0.2%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	425,000	451,427
National Fuel Gas Co.
2.95%, due 3/1/31	450,000	411,708
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	325,000	261,396
		1,124,531
Healthcare-Products 0.0% ‡
Abbott Laboratories
4.65%, due 3/15/36	285,000	276,714
	Principal Amount	Value

Healthcare-Services 0.1%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)(e)	$ 330,000	$ 344,747
Housewares 0.1%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	385,000	402,236
Insurance 0.2%
Belrose Funding Trust II
6.792%, due 5/15/55 (a)	380,000	389,086
Five Corners Funding Trust III
5.791%, due 2/15/33 (a)	395,000	409,989
Jackson Financial, Inc.
6.15%, due 1/15/37	285,000	284,286
Prudential Financial, Inc.
6.25% (5 Year Treasury Constant Maturity Rate + 1.779%), due 6/15/56 (b)	280,000	280,619
		1,363,980
Internet 0.2%
Meta Platforms, Inc.
5.625%, due 11/15/55	215,000	194,824
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	470,000	510,800
Wayfair LLC
6.75%, due 11/15/32 (a)	395,000	405,624
		1,111,248
Iron & Steel 0.1%
Mineral Resources Ltd.
7.00%, due 4/1/31 (a)	325,000	336,410
Leisure Time 0.1%
NCL Corp. Ltd.
6.75%, due 2/1/32 (a)	405,000	404,089
Royal Caribbean Cruises Ltd.
4.75%, due 5/15/33	192,000	186,882
		590,971
Lodging 0.2%
Las Vegas Sands Corp.
5.625%, due 6/15/28	550,000	556,562
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	505,000	483,943
		1,040,505

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP Income Builder Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Machinery—Construction & Mining 0.1%
Terex Corp.
6.25%, due 10/15/32 (a)	$ 425,000	$ 430,420
Media 0.1%
Univision Communications, Inc.
4.50%, due 5/1/29 (a)	430,000	410,615
Mining 0.3%
Compass Minerals International, Inc.
8.00%, due 7/1/30 (a)	370,000	390,202
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	365,000	375,356
Vedanta Resources Finance II plc
9.85%, due 4/24/33 (a)	510,000	551,886
Series Reg S
10.875%, due 9/17/29	275,000	292,320
		1,609,764
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
5.648% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	565,000	519,778
Oil & Gas 0.3%
California Resources Corp.
7.25%, due 1/15/35 (a)(e)	260,000	257,916
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	300,000	295,405
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)	65,000	64,295
Matador Resources Co.
6.00%, due 4/15/34 (a)	245,000	238,853
SM Energy Co.
6.625%, due 4/15/34 (a)	465,000	457,710
Sunoco LP (a)
5.375%, due 7/15/31	265,000	261,392
5.625%, due 7/15/34	265,000	258,632
Valaris Ltd.
8.375%, due 4/30/30 (a)	85,000	88,270
		1,922,473
Oil & Gas Services 0.0% ‡
SESI LLC
7.875%, due 9/30/30 (a)	290,000	294,664
	Principal Amount	Value

Packaging & Containers 0.1%
Cascades, Inc.
6.75%, due 7/15/30 (a)	$ 400,000	$ 408,364
Clydesdale Acquisition Holdings, Inc.
6.75%, due 4/15/32 (a)	400,000	388,242
		796,606
Pipelines 0.8%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	670,000	570,727
Cheniere Energy, Inc.
5.20%, due 7/30/36 (a)	285,000	280,621
Delek Logistics Partners LP
6.875%, due 6/1/34 (a)	500,000	497,643
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	500,000	477,516
Energy Transfer LP
5.35%, due 5/15/45	115,000	104,501
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	865,000	799,082
MPLX LP
2.65%, due 8/15/30	730,000	671,956
ONEOK, Inc.
6.25%, due 10/15/55	395,000	396,377
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	840,000	714,660
Western Midstream Operating LP
5.25%, due 2/1/50 (d)	420,000	364,379
		4,877,462
Real Estate 0.0% ‡
Alpha Star Holding IX Ltd.
Series Reg S
7.00%, due 8/26/28	210,000	208,103
Real Estate Investment Trusts 0.4%
Alexandria Real Estate Equities, Inc.
5.25%, due 3/15/36	280,000	275,295
GLP Capital LP
4.00%, due 1/15/30	810,000	777,808
Starwood Property Trust, Inc.
6.125%, due 6/1/31 (a)	415,000	417,194
Trust 2401 (a)
7.375%, due 2/13/34	475,000	503,500
7.70%, due 1/23/32	416,000	442,986
		2,416,783
Retail 0.4%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	570,000	587,602
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
AutoNation, Inc.
4.75%, due 6/1/30	$ 308,000	$ 305,879
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	615,000	627,353
Macy's Retail Holdings LLC
6.125%, due 3/15/32 (a)	300,000	301,500
PetSmart LLC
7.50%, due 9/15/32 (a)	295,000	295,064
Sally Holdings LLC
6.75%, due 4/1/32 (e)	110,000	112,379
Victra Holdings LLC
8.75%, due 9/15/29 (a)	285,000	293,970
		2,523,747
Software 0.2%
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	410,000	397,815
8.25%, due 6/30/32	300,000	281,174
Fidelity National Information Services, Inc.
4.55%, due 3/10/29	310,000	307,596
Salesforce, Inc.
5.55%, due 3/15/36	465,000	464,647
		1,451,232
Telecommunications 0.3%
AT&T, Inc.
3.50%, due 9/15/53	680,000	441,441
SV RNO Property Owner 1 LLC
5.875%, due 3/1/31 (a)	410,000	404,089
Total Play Telecomunicaciones SA de CV
Series Reg S
11.125%, due 12/31/32	200,000	193,700
Verizon Communications, Inc.
6.20% (5 Year Treasury Constant Maturity Rate + 2.042%), due 5/14/56 (b)	510,000	515,602
WULF Compute LLC
7.75%, due 10/15/30 (a)	290,000	304,601
		1,859,433
Total Corporate Bonds (Cost $72,147,668)		70,086,855
	Principal Amount	Value
Foreign Government Bonds 0.8%
Argentina 0.1%
Argentina Government Bond
4.125%, due 7/9/35 (d)	$ 800,000	$ 639,200
Bahamas 0.1%
Bahamas Government Bond
8.25%, due 6/24/36	500,000	559,995
Chile 0.0% ‡
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	320,000	292,072
Colombia 0.2%
Colombia Government Bond
3.25%, due 4/22/32	725,000	628,213
7.75%, due 11/7/36 (e)	495,000	539,055
		1,167,268
Dominican Republic 0.1%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	620,000	587,977
Egypt 0.1%
Egypt Government Bond
7.625%, due 5/29/32 (a)	520,000	531,946
Paraguay 0.1%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	685,000	701,830
Uruguay 0.1%
Uruguay Government Bond
9.75%, due 7/20/33	UYU 15,160,000	418,875
Total Foreign Government Bonds (Cost $4,550,416)		4,899,163
Loan Assignments 1.1%
Automobile 0.2%
American Auto Auction Group LLC
First Lien Refinancing Term Loan
8.232% (3 Month SOFR + 4.50%), due 5/28/32 (b)	$ 393,010	392,308
LSF12 Helix Parent LLC
First Lien Term Loan B

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP Income Builder Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Automobile (continued)
LSF12 Helix Parent LLC (continued)
7.144% (1 Month SOFR + 3.50%), due 2/10/33 (b)	$ 395,000	$ 387,241
Mavis Tire Express Services Topco Corp.
First Lien 2026-1 Incremental Term Loan
6.92% (6 Month SOFR + 3.25%), due 5/6/33 (b)	255,000	254,522
		1,034,071
Chemicals, Plastics & Rubber 0.0% ‡
Magnera Corp.
First Lien Term Loan
7.894% (1 Month SOFR + 4.25%), due 11/4/31 (b)	245,000	243,469
Diversified/Conglomerate Service 0.0% ‡
TruGreen LP
First Lien Term Loan B
7.766% (3 Month SOFR + 4.00%), due 11/2/27 (b)	304,075	292,292
Finance 0.1%
Arches Buyer, Inc.
First Lien New Term Loan
6.994% (1 Month SOFR + 3.25%), due 12/6/27 (b)	393,750	391,978
Park River Holdings, Inc.
First Lien 2025 Refinancing Term Loan
8.192% (3 Month SOFR + 4.50%), due 3/17/31 (b)	110,000	109,750
		501,728
Healthcare 0.1%
Chariot Buyer LLC
First Lien Amendment No. 5 Incremental Term Loan
6.644% (1 Month SOFR + 3.00%), due 9/8/32 (b)	393,015	392,966
Healthcare & Pharmaceuticals 0.0% ‡
Ensemble RCM LLC
First Lien Closing Date Term Loan
6.663% (3 Month SOFR + 3.00%), due 2/9/33 (b)	395,000	392,037
	Principal Amount	Value

High Tech Industries 0.1%
Gryphon Acquire NewCo LLC
First Lien Term Loan
6.414% (3 Month SOFR + 2.75%), due 9/13/32 (b)	$ 397,005	$ 397,191
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.1%
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.232% (3 Month SOFR + 3.50%), due 2/3/33 (b)	395,000	393,766
Media 0.2%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.175% (3 Month SOFR + 5.25%), due 8/2/29 (b)	442,857	444,820
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
6.99% (1 Month SOFR + 3.25%), due 1/31/29 (b)	710,000	677,828
		1,122,648
Retail Store 0.1%
Harbor Freight Tools USA, Inc.
First Lien Initial Term Loan
5.894% (1 Month SOFR + 2.25%), due 6/11/31 (b)	245,000	243,987
White Cap Supply Holdings LLC
First Lien Tranche Term Loan D
7.144% (1 Month SOFR + 3.50%), due 2/10/33 (b)	395,000	393,115
		637,102
Services: Business 0.1%
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
6.394% (1 Month SOFR + 2.75%), due 9/13/32 (b)	199,001	199,913
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
6.644% (1 Month SOFR + 3.00%), due 11/19/31 (b)	199,522	196,734
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Services: Business (continued)
Staples, Inc.
First Lien Closing Date Term Loan
9.413% (3 Month SOFR + 5.75%), due 9/4/29 (b)	$ 435,000	$ 403,734
		800,381
Services: Consumer 0.1%
Metropolis Technologies, Inc.
First Lien Initial Term Loan
8.916% (3 Month SOFR + 5.25%), due 11/3/32 (b)	409,213	401,028
Ping Identity Holding Corp.
First Lien Initial Term Loan
6.375% (1 Month SOFR + 2.75%), due 11/15/32 (b)	370,000	359,363
		760,391
Total Loan Assignments (Cost $7,018,135)		6,968,042
Mortgage-Backed Securities 9.7%
Agency (Collateralized Mortgage Obligations) 3.1%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	664,311	458,000
REMIC, Series 5021, Class SA
(zero coupon) (-1 x SOFR 30A + 3.55%), due 10/25/50 (b)(h)	1,045,089	16,744
REMIC, Series 5200, Class SA
(zero coupon) (-1 x SOFR 30A + 3.50%), due 2/25/52 (b)(h)	142,319	1,769
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	260,939	216,230
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	526,071	427,017
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	289,707	237,501
REMIC, Series 4994, Class TS
2.358% (-1 x SOFR 30A + 5.986%), due 7/25/50 (b)(h)	614,377	71,570
REMIC, Series 4831, Class SA
2.493% (-1 x SOFR 30A + 6.086%), due 10/15/48 (b)(h)	566,473	64,723
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (h)	703,310	123,769
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (h)	620,179	97,338
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (h)	$ 437,943	$ 67,639
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	501,354	79,298
REMIC, Series 5160
3.00%, due 10/25/51 (h)	502,503	53,715
REMIC, Series 5040
3.50%, due 11/25/50 (h)	369,338	65,458
FHLMC MSCR Trust
REMIC, Series 2026-MN13, Class M2
6.578% (SOFR 30A + 2.95%), due 3/25/46 (a)(b)	450,000	454,237
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	403,524	310,918
Series 402
(zero coupon), due 9/25/53	306,014	254,334
Series 311, Class S1
2.243% (-1 x SOFR 30A + 5.836%), due 8/15/43 (b)(h)	1,201,914	109,412
Series 397, Class C61
5.50%, due 1/25/53 (h)	622,460	124,292
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	273,775	222,201
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	434,444	365,850
REMIC, Series 2020-57, Class LJ
2.00%, due 8/25/50	850,000	642,908
REMIC, Series 2022-10, Class SA
2.122% (-1 x SOFR 30A + 5.75%), due 2/25/52 (b)(h)	709,200	74,987
REMIC, Series 2025-103, Class SA
2.202% (-1 x SOFR 30A + 5.83%), due 6/25/55 (b)(h)	1,084,325	63,862
REMIC, Series 2016-57, Class SN
2.308% (-1 x SOFR 30A + 5.936%), due 6/25/46 (b)(h)	585,702	56,333
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (h)	1,238,203	204,901
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	461,809	72,918
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (h)	1,309,132	169,266
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	194,215	21,978

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLIM VP Income Builder Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FNMA (continued)
REMIC, Series 2020-70, Class SD
2.508% (-1 x SOFR 30A + 6.136%), due 10/25/50 (b)(h)	$ 836,765	$ 93,858
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (h)	1,888,807	299,729
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	1,280,502	220,717
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	822,868	174,963
FNMA, Strips (h)
Series 426, Class C32
1.50%, due 2/25/52	1,952,158	182,632
Series 429, Class C5
3.00%, due 10/25/52	1,738,492	314,033
Series 440, Class C46
4.00%, due 10/25/53	857,065	193,847
Series 438, Class C34
6.00%, due 8/25/53	774,115	174,467
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (-1 x 1 Month SOFR + 2.716%), due 1/20/50 (b)(h)	1,174,613	6,976
REMIC, Series 2021-16, Class AS
(zero coupon) (-1 x 1 Month SOFR + 2.636%), due 1/20/51 (b)(h)	1,979,485	9,629
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	550,864	361,792
REMIC, Series 2021-29, Class AS
(zero coupon) (-1 x SOFR 30A + 2.70%), due 2/20/51 (b)(h)	1,863,957	9,724
REMIC, Series 2021-97, Class SA
(zero coupon) (-1 x SOFR 30A + 2.60%), due 6/20/51 (b)(h)	2,089,458	12,906
REMIC, Series 2021-136, Class SB
(zero coupon) (-1 x SOFR 30A + 3.20%), due 8/20/51 (b)(h)	5,899,560	47,426
REMIC, Series 2021-205, Class DS
(zero coupon) (-1 x SOFR 30A + 3.20%), due 11/20/51 (b)(h)	2,563,660	23,970
REMIC, Series 2021-226, Class SA
(zero coupon) (-1 x SOFR 30A + 1.70%), due 12/20/51 (b)(h)	1,524,925	2,914
REMIC, Series 2022-87, Class SA
(zero coupon) (-1 x SOFR 30A + 3.30%), due 5/20/52 (b)(h)	1,958,140	15,302
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2022-107, Class SA
(zero coupon) (-1 x SOFR 30A + 3.47%), due 6/20/52 (b)(h)	$ 4,937,591	$ 48,289
REMIC, Series 2022-101, Class SB
(zero coupon) (-1 x SOFR 30A + 3.30%), due 6/20/52 (b)(h)	981,241	7,991
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	604,302	488,331
REMIC, Series 2023-53
(zero coupon), due 4/20/53	165,228	133,511
REMIC, Series 2023-114, Class MO
(zero coupon), due 8/20/53	143,563	119,322
REMIC, Series 2021-158, Class SB
0.091% (-1 x SOFR 30A + 3.70%), due 9/20/51 (b)(h)	1,283,207	27,714
REMIC, Series 2022-78, Class S
0.091% (-1 x SOFR 30A + 3.70%), due 4/20/52 (b)(h)	1,057,822	13,991
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	280,098	33,341
REMIC, Series 2020-188
2.00%, due 12/20/50 (h)	1,223,073	136,031
REMIC, Series 2021-30, Class HI
2.00%, due 2/20/51 (h)	1,692,907	182,792
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (h)	880,955	104,880
REMIC, Series 2025-2, Class WZ
2.00%, due 8/20/52	894,981	571,098
REMIC, Series 2019-115, Class SA
2.296% (-1 x 1 Month SOFR + 5.936%), due 9/20/49 (b)(h)	862,687	94,624
REMIC, Series 2020-34, Class SC
2.296% (-1 x 1 Month SOFR + 5.936%), due 3/20/50 (b)(h)	780,495	88,095
REMIC, Series 2023-47, Class KS
2.346% (-1 x 1 Month SOFR + 5.986%), due 4/20/48 (b)(h)	2,277,793	226,865
REMIC, Series 2025-131, Class S
2.441% (-1 x SOFR 30A + 6.05%), due 8/20/55 (b)(h)	853,653	62,013
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (h)	1,696,768	257,664
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	426,146	62,637
REMIC, Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	801,798	674,080
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-188
2.50%, due 10/20/51 (h)	$ 1,450,814	$ 232,346
REMIC, Series 2020-146, Class SA
2.546% (-1 x 1 Month SOFR + 6.186%), due 10/20/50 (b)(h)	765,415	93,161
REMIC, Series 2020-175, Class CS
2.546% (-1 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	786,156	91,901
REMIC, Series 2021-179, Class SA
2.546% (-1 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	1,146,363	145,130
REMIC, Series 2020-167, Class SN
2.546% (-1 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	392,096	48,677
REMIC, Series 2020-189, Class SU
2.546% (-1 x 1 Month SOFR + 6.186%), due 12/20/50 (b)(h)	539,442	69,591
REMIC, Series 2021-46, Class QS
2.546% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	460,430	54,106
REMIC, Series 2021-57, Class SD
2.546% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	2,963,364	357,932
REMIC, Series 2021-46, Class TS
2.546% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	561,701	66,453
REMIC, Series 2021-96, Class SN
2.546% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	994,295	112,040
REMIC, Series 2021-122, Class HS
2.546% (-1 x 1 Month SOFR + 6.186%), due 7/20/51 (b)(h)	1,001,634	125,741
REMIC, Series 2021-135, Class GS
2.546% (-1 x 1 Month SOFR + 6.186%), due 8/20/51 (b)(h)	1,565,115	197,176
REMIC, Series 2021-96, Class JS
2.596% (-1 x 1 Month SOFR + 6.236%), due 6/20/51 (b)(h)	809,002	105,633
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (h)	1,083,444	183,859
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	1,122,147	183,414
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (h)	142,777	20,681
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (h)	644,121	106,541
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	$ 534,724	$ 94,445
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (h)	982,414	169,124
REMIC, Series 2022-207
3.00%, due 8/20/51 (h)	674,401	115,049
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (h)	1,674,849	295,360
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	1,182,791	198,127
REMIC, Series 2023-86, Class SE
3.041% (-1 x SOFR 30A + 6.65%), due 9/20/50 (b)(h)	682,917	97,240
REMIC, Series 2023-1, Class HD
3.50%, due 1/20/52	333,703	298,741
REMIC, Series 2023-60, Class ES
3.983% (-2 x SOFR 30A + 11.20%), due 4/20/53 (b)	333,512	300,142
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (h)	791,508	175,858
REMIC, Series 2023-66, Class MP
5.083% (-2 x SOFR 30A + 12.30%), due 5/20/53 (b)	483,904	455,330
REMIC, Series 2023-38, Class WT
6.395%, due 12/20/51 (c)	247,896	256,161
REMIC, Series 2023-59, Class YC
7.118%, due 9/20/51 (c)	546,518	593,158
REMIC, Series 2023-55, Class LB
7.752%, due 11/20/51 (c)	397,728	445,963
REMIC, Series 2023-55, Class CG
7.833%, due 7/20/51 (c)	403,059	452,074
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2025-01, Class M2
6.728% (SOFR 30A + 3.10%), due 5/25/55	480,000	487,564
Series 2019-01, Class B10
9.242% (SOFR 30A + 5.614%), due 10/25/49	545,000	552,543
Series 2020-01, Class CE
11.242% (SOFR 30A + 7.614%), due 3/25/50	720,000	743,717
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU
3.25%, due 11/25/64	1,069,042	915,520
		19,447,820

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLIM VP Income Builder Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.2%
BAMLL Commercial Mortgage Securities Trust (a)
Series 2016-ISQ, Class A
2.848%, due 8/14/34	$ 655,000	$ 458,500
Series 2014-520M, Class A
4.325%, due 8/15/46 (i)	415,000	374,078
BBCMS Mortgage Trust
Series 2018-C2, Class D
3.00%, due 12/15/51 (a)	370,000	305,039
BBSG Mortgage Trust
Series 2016-MRP, Class A
3.275%, due 6/5/36 (a)	320,000	293,603
Benchmark Mortgage Trust (i)
Series 2018-B6, Class D
3.238%, due 10/10/51 (a)	425,000	327,762
Series 2019-B14, Class C
3.897%, due 12/15/62	695,000	496,489
BF Mortgage Trust
Series 2019-NYT, Class F
6.923% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	685,000	575,400
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C
5.633%, due 10/10/42 (a)(i)	550,000	548,017
BLP Commercial Mortgage Trust
Series 2023-IND, Class F
7.812% (1 Month SOFR + 4.187%), due 3/15/40 (a)(b)	469,607	472,542
BMO Mortgage Trust
Series 2022-C1, Class 111A
3.378%, due 2/17/55 (a)(i)	615,000	589,856
Series 2024-C9, Class A5
5.759%, due 7/15/57	580,000	605,138
BSST Mortgage Trust
Series 2022-1700, Class A
4.926% (1 Month SOFR + 1.30%), due 2/15/37 (a)(b)	655,000	582,742
BWAY Mortgage Trust
Series 2013-1515, Class C
3.446%, due 3/10/33 (a)	490,000	448,202
BX Commercial Mortgage Trust (a)
Series 2019-IMC, Class F
6.571% (1 Month SOFR + 2.946%), due 4/15/34 (b)	400,000	394,839
Series 2024-VLT5, Class E
8.134%, due 11/13/46 (i)	503,000	510,686
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BX Commercial Mortgage Trust (a) (continued)
Series 2024-BRBK, Class D
9.604% (1 Month SOFR + 5.971%), due 10/15/41 (b)	$ 400,000	$ 398,185
BX Trust
Series 2025-VLT7, Class E
7.375% (1 Month SOFR + 3.75%), due 7/15/44 (a)(b)	270,000	270,188
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.298%, due 3/10/51 (a)(i)	905,000	653,625
Commercial Mortgage Trust (a)
Series 2014-CR20, Class D
3.222%, due 11/10/47	271,234	172,098
Series 2018-HCLV, Class A
4.921% (1 Month SOFR + 1.296%), due 9/15/33 (b)	500,000	473,288
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
5.268%, due 5/10/44 (a)(i)	405,000	60,750
Extended Stay America Trust
Series 2026-ESH2, Class D
5.875% (1 Month SOFR + 2.25%), due 2/15/43 (a)(b)	299,815	302,063
FHLMC MSCR Trust (a)(b)
REMIC, Series 2021-MN3, Class M1
5.928% (SOFR 30A + 2.30%), due 11/25/51	117,024	117,055
REMIC, Series 2025-MN10, Class M2
6.478% (SOFR 30A + 2.85%), due 2/25/45	790,000	792,192
REMIC, Series 2024-MN8, Class M2
7.878% (SOFR 30A + 4.25%), due 5/25/44	400,000	417,819
First Citizens Loan Trust
Series 2026-SBA1A, Class M2
6.33%, due 5/27/53 (a)	543,000	544,180
GNMA (h)
REMIC, Series 2025-112
0.57%, due 3/16/66 (i)	2,971,134	146,468
REMIC, Series 2023-194, Class CI
0.844%, due 10/16/65 (i)	2,077,830	124,946
REMIC, Series 2023-159, Class CI
0.956%, due 7/16/65 (c)	2,905,410	196,057
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
GNMA (h) (continued)
REMIC, Series 2020-168, Class IA
0.975%, due 12/16/62 (i)	$ 1,364,576	$ 96,333
REMIC, Series 2021-47
0.992%, due 3/16/61 (i)	3,185,903	208,563
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (i)	1,238,808	81,941
REMIC, Series 2023-172
1.332%, due 2/16/66 (i)	1,983,381	175,681
GS Mortgage Securities Trust
Series 2015-GC30, Class D
3.384%, due 5/10/50	1,195,000	729,285
Series 2015-GC30, Class B
4.094%, due 5/10/50 (i)	195,497	190,234
Series 2024-FAIR, Class D
8.214%, due 7/15/29 (a)(i)	440,000	435,099
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2021-1MEM, Class A
2.516%, due 10/9/42 (i)	510,000	429,254
Series 2021-1440, Class A
5.04% (1 Month SOFR + 1.414%), due 3/15/36 (b)	305,000	286,344
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	540,000	432,659
Life Mortgage Trust
Series 2022-BMR2, Class A1
4.921% (1 Month SOFR + 1.295%), due 5/15/39 (a)(b)	415,000	395,288
LONG Trust
Series 2026-ISL, Class A
5.35% (1 Month SOFR + 1.70%), due 6/15/43 (a)(b)	600,000	599,999
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class D
4.094%, due 4/15/48 (a)(i)	780,000	309,984
Morgan Stanley Capital I Trust
Series 2021-230P, Class A
4.909% (1 Month SOFR + 1.284%), due 12/15/38 (a)(b)	300,000	291,000
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Natixis Commercial Mortgage Securities Trust
Series 2020-2PAC, Class AMZ1
3.617%, due 1/15/37 (a)(i)	$ 735,000	$ 624,750
PTCM Re-REMIC Trust (a)(i)
Series 2026-FRR1, Class C157
2.016%, due 7/25/60	400,000	274,607
Series 2026-FRR1, Class C169
2.999%, due 3/25/62	430,000	299,377
ROCK Trust
Series 2024-CNTR, Class C
6.471%, due 11/13/41 (a)	395,000	404,440
UBS Commercial Mortgage Trust
Series 2018-C9, Class C
5.107%, due 3/15/51 (i)	730,000	485,954
WB Commercial Mortgage Trust
Series 2024-HQ, Class A
6.134%, due 3/15/40 (a)(i)	315,000	315,288
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class D
4.955%, due 1/15/59 (i)	675,000	303,757
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.633%, due 6/5/35 (a)(i)	600,000	455,730
		19,477,374
Whole Loan (Collateralized Mortgage Obligations) 3.4%
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(d)	244,389	240,353
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(c)(h)	15,716,708	196,872
Citigroup Mortgage Loan Trust (a)(c)
Series 2014-C, Class B3
4.25%, due 2/25/54	598,000	508,907
Series 2025-LTV1, Class A1
5.237%, due 12/25/55	519,145	516,342
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R02, Class 1B1
5.578% (SOFR 30A + 1.95%), due 2/25/45	190,000	190,180
Series 2023-R07, Class 2M2
6.878% (SOFR 30A + 3.25%), due 9/25/43	885,000	909,963

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLIM VP Income Builder Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(b) (continued)
Series 2023-R03, Class 2M2
7.528% (SOFR 30A + 3.90%), due 4/25/43	$ 960,000	$ 1,001,753
Series 2021-R03, Class 1B2
9.128% (SOFR 30A + 5.50%), due 12/25/41	255,000	259,791
Series 2020-SBT1, Class 1B1
10.492% (SOFR 30A + 6.864%), due 2/25/40	810,000	836,687
Series 2022-R02, Class 2B2
11.278% (SOFR 30A + 7.65%), due 1/25/42	570,000	589,147
Series 2019-HRP1, Class B1
12.992% (SOFR 30A + 9.364%), due 11/25/39	870,180	895,660
FHLMC STACR REMIC Trust (a)(b)
Series 2020-HQA1, Class B2
8.842% (SOFR 30A + 5.214%), due 1/25/50	695,000	764,673
Series 2021-HQA3, Class B2
9.878% (SOFR 30A + 6.25%), due 9/25/41	880,000	889,070
Series 2022-HQA1, Class B1
10.628% (SOFR 30A + 7.00%), due 3/25/42	670,000	697,042
Series 2022-DNA1, Class B2
10.728% (SOFR 30A + 7.10%), due 1/25/42	680,000	700,826
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.161%, due 8/25/48 (a)(c)	807,646	653,535
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
8.542% (SOFR 30A + 4.914%), due 9/25/47	700,000	765,561
REMIC, Series 2019-FTR1, Class B2
12.092% (SOFR 30A + 8.464%), due 1/25/48	570,000	671,084
REMIC, Series 2019-HQA2, Class B2
14.992% (SOFR 30A + 11.364%), due 4/25/49	850,000	994,811
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(c)	340,474	279,210
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A2
2.50%, due 11/25/51 (a)(c)	$ 889,568	$ 732,504
J.P. Morgan Mortgage Trust
Series 2021-4, Class B1
2.885%, due 8/25/51 (a)(i)	1,227,867	1,030,738
loanDepot GMSR Master Trust
Series 2025-GT2, Class A
6.787% (1 Month SOFR + 3.15%), due 7/16/30 (a)(b)	675,000	676,201
Mill City Mortgage Loan Trust (a)(c)
Series 2018-4, Class B4
3.034%, due 4/25/66	559,347	351,076
Series 2018-3, Class B2
3.25%, due 8/25/58	967,937	748,206
Series 2018-3, Class B4
3.682%, due 8/25/58	349,255	239,177
OBX Trust (a)
Series 2025-R1, Class A1
4.94%, due 9/25/62 (d)	394,297	390,101
Series 2026-NQM8, Class A1
5.297%, due 5/25/66 (c)	595,000	592,634
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(c)	1,070,213	884,572
Santander Mortgage Asset Receivable Trust
Series 2026-NQMS1, Class A2
5.796%, due 10/25/65 (a)(d)	600,000	600,525
SG Residential Mortgage Trust
Series 2026-4, Class A1
5.507%, due 7/1/66 (a)(c)	600,000	601,069
STACR Trust
Series 2018-HRP1, Class B2
15.492% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	967,809	1,121,334
Towd Point Mortgage Trust
Series 2017-4, Class B5
3.631%, due 6/25/57 (a)(c)	452,415	325,440
		20,855,044
Total Mortgage-Backed Securities (Cost $60,446,535)		59,780,238
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies 10.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.4%
FHLMC Gold Pools, 30 Year
3.50%, due 9/1/47	$ 471,788	$ 436,248
3.50%, due 11/1/47	874,598	808,172
3.50%, due 1/1/48	400,563	369,775
UMBS Pool, 30 Year
2.00%, due 5/1/52	2,986,325	2,394,534
3.00%, due 7/1/52	784,793	684,767
3.50%, due 7/1/50	413,765	379,596
4.00%, due 3/1/53	772,229	725,076
4.50%, due 10/1/52	158,672	153,274
4.50%, due 12/1/53	710,079	685,035
5.00%, due 10/1/53	388,390	383,728
5.00%, due 3/1/54	321,770	317,254
5.50%, due 7/1/53	217,006	219,228
5.50%, due 3/1/54	486,707	493,349
6.00%, due 8/1/55	707,312	723,662
		8,773,698
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.6%
FNMA, Other
6.00%, due 4/1/37	2,636	2,709
UMBS, 30 Year
2.00%, due 10/1/50	2,042,224	1,644,200
2.00%, due 1/1/52	256,763	205,960
2.00%, due 3/1/52	3,126,902	2,507,259
2.00%, due 3/1/52	589,139	471,668
2.50%, due 11/1/51	1,552,896	1,309,424
2.50%, due 1/1/52	360,246	301,275
2.50%, due 6/1/52	571,796	479,898
4.00%, due 8/1/48	177,267	168,139
4.00%, due 2/1/49	74,813	70,963
4.00%, due 6/1/52	264,974	248,722
4.00%, due 5/1/53	422,000	394,852
4.50%, due 1/1/54	605,477	582,563
5.00%, due 11/1/52	1,755,467	1,739,252
5.00%, due 3/1/56	729,403	717,045
5.50%, due 2/1/53	132,126	133,530
5.50%, due 8/1/53	417,633	424,027
5.50%, due 4/1/54	530,477	537,736
5.50%, due 5/1/54	407,327	410,615
5.50%, due 10/1/54	2,036,622	2,045,623
6.00%, due 9/1/53	540,601	553,824
6.00%, due 9/1/54	248,981	255,152
6.00%, due 10/1/55	929,643	951,132
		16,155,568
	Principal Amount	Value

Government National Mortgage Association (Mortgage Pass-Through Security) 0.3%
GNMA II, Single Family, 30 Year
3.00%, due 10/20/51	$ 2,102,820	$ 1,869,053
United States Treasury Bonds 3.1%
U.S. Treasury Bonds
5.00%, due 5/15/46	13,375,000	13,475,313
5.00%, due 5/15/56	5,850,000	5,912,156
		19,387,469
United States Treasury Notes 2.9%
U.S. Treasury Notes
3.875%, due 4/30/31	2,050,000	2,020,531
4.125%, due 4/30/33	15,510,000	15,340,359
4.375%, due 5/15/36	215,000	213,858
		17,574,748
Total U.S. Government & Federal Agencies (Cost $63,513,662)		63,760,536
Total Long-Term Bonds (Cost $231,337,009)		228,806,006

	Shares

Common Stocks 59.0%
Aerospace & Defense 0.9%
BAE Systems plc (United Kingdom)	141,375	3,457,995
General Dynamics Corp.	5,579	1,976,305
Honeywell Aerospace, Inc. (j)	1	111
		5,434,411
Air Freight & Logistics 0.9%
Deutsche Post AG (Germany)	55,971	3,395,876
United Parcel Service, Inc., Class B	18,114	1,947,255
		5,343,131
Automobile Components 0.4%
Cie Generale des Etablissements Michelin SCA (France)	55,213	2,129,165
Automobiles 0.3%
Toyota Motor Corp. (Japan)	101,200	1,696,055
Banks 4.1%
Bank of America Corp.	65,012	3,704,384
Bank of Nova Scotia (The) (Canada)	25,176	2,188,222

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLIM VP Income Builder Portfolio

	Shares	Value
Common Stocks (continued)
Banks (continued)
Columbia Banking System, Inc.	73,520	$ 2,356,316
DBS Group Holdings Ltd. (Singapore)	45,300	2,289,948
JPMorgan Chase & Co.	13,261	4,340,723
Lloyds Banking Group plc (United Kingdom)	1,608,594	2,370,562
Regions Financial Corp.	76,847	2,320,779
Truist Financial Corp.	45,261	2,254,903
U.S. Bancorp	54,007	3,262,023
		25,087,860
Beverages 1.4%
Coca-Cola Co. (The)	48,378	3,931,680
Coca-Cola Europacific Partners plc (United Kingdom)	30,534	3,055,537
PepsiCo, Inc.	12,621	1,708,884
		8,696,101
Biotechnology 0.9%
AbbVie, Inc.	22,860	5,752,490
Capital Markets 0.8%
BlackRock, Inc.	1,900	1,826,964
Lazard, Inc.	42,908	1,799,561
Partners Group Holding AG (Switzerland)	1,733	1,420,288
		5,046,813
Chemicals 1.5%
Croda International plc (United Kingdom)	46,071	1,847,993
Linde plc	3,980	2,065,381
Nutrien Ltd. (Canada) (e)	32,922	2,072,440
Scotts Miracle-Gro Co. (The)	43,600	2,969,596
		8,955,410
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	6	51
Communications Equipment 1.4%
Cisco Systems, Inc.	72,649	8,533,352
Construction & Engineering 0.3%
Vinci SA (France)	13,672	1,996,444
Consumer Staples Distribution & Retail 0.3%
Koninklijke Ahold Delhaize NV (Netherlands)	50,038	2,013,648
	Shares	Value

Containers & Packaging 0.5%
Sonoco Products Co.	50,472	$ 2,844,097
Diversified Telecommunication Services 2.2%
AT&T, Inc.	147,095	3,044,866
Deutsche Telekom AG (Registered) (Germany)	63,499	1,730,412
Orange SA (France)	206,045	3,885,723
Telenor ASA (Norway)	134,847	1,931,738
Verizon Communications, Inc.	64,975	2,751,041
		13,343,780
Electric Utilities 2.8%
American Electric Power Co., Inc.	35,558	4,864,689
Duke Energy Corp.	14,668	1,856,676
Entergy Corp.	29,153	3,348,514
NextEra Energy, Inc.	31,560	2,770,021
Pinnacle West Capital Corp.	24,703	2,643,221
Terna - Rete Elettrica Nazionale (Italy)	174,286	2,039,185
		17,522,306
Electrical Equipment 0.3%
Eaton Corp. plc	4,938	2,104,181
Food Products 1.3%
Hormel Foods Corp.	96,385	2,392,276
McCormick & Co., Inc. (Non-Voting)	40,181	2,025,926
Mondelez International, Inc., Class A	33,600	1,943,424
Nestle SA (Registered) (Switzerland)	18,629	1,915,467
		8,277,093
Gas Utilities 0.6%
Snam SpA (Italy) (e)	478,023	3,449,730
Health Care Equipment & Supplies 0.3%
Medtronic plc	25,208	1,972,022
Health Care Providers & Services 1.3%
CVS Health Corp.	76,298	7,893,028
Hotels, Restaurants & Leisure 1.4%
McDonald's Corp.	13,005	3,515,381
Restaurant Brands International, Inc. (Canada)	43,864	3,180,579
Vail Resorts, Inc. (e)	13,739	1,870,565
		8,566,525
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Household Products 0.7%
Kimberly-Clark Corp.	20,812	$ 2,284,533
Reckitt Benckiser Group plc (United Kingdom)	33,943	2,211,114
		4,495,647
Industrial Conglomerates 0.7%
Honeywell International, Inc.	4,351	974,077
Siemens AG (Registered) (Germany)	10,022	3,219,487
		4,193,564
Industrial REITs 0.4%
Segro plc (United Kingdom)	215,778	2,504,986
Insurance 3.9%
AIA Group Ltd. (Hong Kong)	298,000	2,714,842
Allianz SE (Registered) (Germany)	7,352	3,478,604
AXA SA (France)	82,486	4,132,797
Manulife Financial Corp. (Canada)	127,699	5,179,091
MetLife, Inc.	51,892	4,390,582
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	3,718	2,075,239
NN Group NV (Netherlands)	23,266	2,037,909
		24,009,064
Interactive Media & Services 1.0%
Alphabet, Inc., Class C	8,383	2,961,966
Meta Platforms, Inc., Class A	5,263	2,964,595
		5,926,561
IT Services 1.3%
Accenture plc, Class A	16,298	2,028,123
International Business Machines Corp.	20,936	5,887,413
		7,915,536
Leisure Products 0.7%
Hasbro, Inc.	50,124	4,139,741
Machinery 0.3%
Toro Co. (The)	21,838	2,127,458
Media 0.6%
Nexstar Media Group, Inc.	9,494	1,695,533
Omnicom Group, Inc.	27,583	2,008,870
		3,704,403
	Shares	Value

Multi-Utilities 0.8%
National Grid plc (United Kingdom)	113,090	$ 1,872,102
NiSource, Inc.	65,645	3,121,420
		4,993,522
Oil, Gas & Consumable Fuels 2.6%
Chevron Corp.	18,126	3,004,566
DCC plc (United Kingdom)	35,721	2,956,644
Equinor ASA (Norway)	59,347	1,879,607
MPLX LP	60,679	3,418,048
ONEOK, Inc.	28,677	2,493,178
TotalEnergies SE (France)	30,641	2,381,758
		16,133,801
Personal Care Products 0.3%
Unilever plc (United Kingdom)	32,896	1,975,570
Pharmaceuticals 4.3%
Astellas Pharma, Inc. (Japan)	153,000	2,046,650
Bristol-Myers Squibb Co.	40,320	2,323,239
Eli Lilly & Co.	1,910	2,290,911
GSK plc (United Kingdom)	133,103	3,497,544
Johnson & Johnson	12,666	3,216,784
Merck & Co., Inc.	26,478	3,402,423
Novartis AG (Registered)	19,253	3,016,145
Pfizer, Inc.	79,705	1,919,296
Roche Holding AG	5,099	2,100,182
Sanofi SA (France)	33,676	2,888,943
		26,702,117
Professional Services 0.3%
Intertek Group plc (United Kingdom)	26,365	2,030,116
Retail REITs 0.3%
NNN REIT, Inc.	41,732	1,941,790
Semiconductors & Semiconductor Equipment 6.6%
Analog Devices, Inc.	18,832	7,479,506
Broadcom, Inc.	19,988	7,550,467
Microchip Technology, Inc.	69,757	6,361,838
NVIDIA Corp.	12,228	2,446,700
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	19,817	9,464,005
Texas Instruments, Inc.	25,337	7,552,200
		40,854,716
Software 1.0%
Microsoft Corp.	17,243	6,431,984

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLIM VP Income Builder Portfolio

	Shares	Value
Common Stocks (continued)
Specialized REITs 0.7%
Lamar Advertising Co., Class A	14,292	$ 2,229,266
VICI Properties, Inc.	73,877	1,961,435
		4,190,701
Specialty Retail 0.9%
Best Buy Co., Inc.	34,712	2,633,946
Home Depot, Inc. (The)	8,160	2,877,869
		5,511,815
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc.	12,951	3,747,501
Dell Technologies, Inc., Class C	20,380	8,793,155
Hewlett Packard Enterprise Co.	164,205	7,407,288
NetApp, Inc.	26,877	4,159,484
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	1,127	6,074,530
		30,181,958
Tobacco 1.1%
Imperial Brands plc (United Kingdom)	83,299	3,081,621
Philip Morris International, Inc.	20,550	3,717,700
		6,799,321
Trading Companies & Distributors 1.1%
MSC Industrial Direct Co., Inc., Class A	38,057	4,526,880
Watsco, Inc.	6,028	2,512,049
		7,038,929
Water Utilities 0.3%
Essential Utilities, Inc.	48,420	1,854,970
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc., Class B (Canada)	52,236	1,699,396
Total Common Stocks (Cost $277,258,964)		364,015,359
Short-Term Investments 2.9%
Affiliated Investment Company 2.3%
NYLIM U.S. Government Liquidity Fund, 3.551% (k)	14,105,950	14,105,950
Unaffiliated Investment Companies 0.6%
Allspring Government Money Market Fund, 3.64% (k)(l)	1,000,000	1,000,000
	Shares	Value

Unaffiliated Investment Companies (continued)
Invesco Government & Agency Portfolio, 3.644% (k)(l)	2,839,788	$ 2,839,788
		3,839,788
Total Short-Term Investments (Cost $17,945,738)		17,945,738
Total Investments (Cost $526,541,711)	99.0%	610,767,103
Other Assets, Less Liabilities	1.0	6,349,434
Net Assets	100.0%	$ 617,116,537

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of June 30, 2026.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of June 30, 2026.
(d)	Step coupon—Rate shown was the rate in effect as of June 30, 2026.
(e)	All or a portion of this security was held on loan. As of June 30, 2026, the aggregate market value of securities on loan was $7,173,175; the total market value of collateral held by the Portfolio was $7,644,910. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,805,122. The Portfolio received cash collateral with a value of $3,839,788. (See Note 2(M))
(f)	Fixed to floating rate—Rate shown was the rate in effect as of June 30, 2026.
(g)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of June 30, 2026.
(j)	Non-income producing security.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
(k)	Current yield as of June 30, 2026.
(l)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 10,013	$ 137,565	$ (133,472)	$ —	$ —	$ 14,106	$ 235	$ —	14,106

Foreign Currency Forward Contracts
As of June 30, 2026, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,686,498	EUR	5,696,000	JPMorgan Chase Bank N.A.	8/4/26	$ 168,969
USD	6,031,219	GBP	4,470,000	JPMorgan Chase Bank N.A.	8/4/26	102,117
USD	7,495,514	GBP	5,559,000	JPMorgan Chase Bank N.A.	8/4/26	121,938
USD	3,849,078	JPY	609,326,000	JPMorgan Chase Bank N.A.	8/4/26	91,227
Total Unrealized Appreciation						484,251
AUD	9,875,000	USD	7,071,728	JPMorgan Chase Bank N.A.	8/4/26	(239,152)
EUR	4,569,853	USD	5,368,112	JPMorgan Chase Bank N.A.	8/4/26	(139,153)
Total Unrealized Depreciation						(378,305)
Net Unrealized Appreciation						$ 105,946

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of June 30, 2026, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro STOXX 50 Index	119	September 2026	$ 8,521,977	$ 8,642,215	$ 120,238
Euro-Bund	137	September 2026	19,689,707	19,933,320	243,613
MSCI EAFE Index	39	September 2026	6,182,171	6,133,335	(48,836)
S&P 500 E-Mini Index	164	September 2026	61,497,073	61,895,650	398,577
S&P MidCap 400 E-Mini Index	18	September 2026	6,889,912	6,993,000	103,088
SPI 200 Index	26	September 2026	3,998,637	3,949,441	(49,196)
U.S. Treasury 2 Year Notes	35	September 2026	7,217,616	7,214,648	(2,968)
U.S. Treasury 5 Year Notes	15	September 2026	1,606,673	1,605,703	(970)
U.S. Treasury 10 Year Notes	80	September 2026	8,757,764	8,791,250	33,486
U.S. Treasury Long Bonds	52	September 2026	5,779,843	5,902,000	122,157
U.S. Treasury Ultra Bonds	63	September 2026	7,123,625	7,317,844	194,219
Yen Denominated Nikkei 225 Index	77	September 2026	15,172,091	16,870,906	1,698,815
Total Long Contracts					2,812,223
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLIM VP Income Builder Portfolio

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
Euro-BTP	(156)	September 2026	$ (21,005,373)	$ (21,273,612)	$ (268,239)
FTSE 100 Index	(97)	September 2026	(13,493,938)	(13,563,289)	(69,351)
U.S. Treasury 10 Year Ultra Bonds	(10)	September 2026	(1,126,227)	(1,124,688)	1,539
Total Short Contracts					(336,051)
Net Unrealized Appreciation					$ 2,476,172

1.	As of June 30, 2026, cash in the amount of $8,968,098 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2026.
Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
BTP—Buoni del Tesoro Poliennali (Eurex Exchange)
CLO—Collateralized Loan Obligation
EAFE—Europe, Australasia and Far East
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GMSR—Ginnie Mae Mortgage Servicing Rights
GNMA—Government National Mortgage Association
JPY—Japanese Yen
MSCI—Morgan Stanley Capital International
MSCR—Multifamily Structured Credit Risk
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 23,311,172	$ —	$ 23,311,172
Corporate Bonds	—	70,086,855	—	70,086,855
Foreign Government Bonds	—	4,899,163	—	4,899,163
Loan Assignments	—	6,968,042	—	6,968,042
Mortgage-Backed Securities	—	59,780,238	—	59,780,238
U.S. Government & Federal Agencies	—	63,760,536	—	63,760,536
Total Long-Term Bonds	—	228,806,006	—	228,806,006
Common Stocks	364,015,359	—	—	364,015,359
Short-Term Investments
Affiliated Investment Company	14,105,950	—	—	14,105,950
Unaffiliated Investment Companies	3,839,788	—	—	3,839,788
Total Short-Term Investments	17,945,738	—	—	17,945,738
Total Investments in Securities	381,961,097	228,806,006	—	610,767,103
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	484,251	—	484,251
Futures Contracts	2,915,732	—	—	2,915,732
Total Other Financial Instruments	2,915,732	484,251	—	3,399,983
Total Investments in Securities and Other Financial Instruments	$ 384,876,829	$ 229,290,257	$ —	$ 614,167,086
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (378,305)	$ —	$ (378,305)
Futures Contracts	(439,560)	—	—	(439,560)
Total Other Financial Instruments	$ (439,560)	$ (378,305)	$ —	$ (817,865)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLIM VP Income Builder Portfolio

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $512,435,761) including securities on loan of $7,173,175	$596,661,153
Investment in affiliated investment companies, at value (identified cost $14,105,950)	14,105,950
Cash	25,557
Cash denominated in foreign currencies (identified cost $219,545)	219,552
Cash collateral on deposit at broker for futures contracts	8,968,098
Unrealized appreciation on unfunded commitments (See Note 5)	52
Receivables:
Dividends and interest	2,923,629
Investment securities sold	1,888,623
Portfolio shares sold	806,031
Variation margin on futures contracts	385,895
Securities lending	4,567
Unrealized appreciation on foreign currency forward contracts	484,251
Other assets	30,553
Total assets	626,503,911
Liabilities
Cash collateral received for securities on loan	3,839,788
Payables:
Investment securities purchased	4,210,087
Portfolio shares redeemed	493,884
Manager (See Note 3)	287,809
Distribution/Service fees (See Note 3)	92,736
Professional fees	38,602
Custodian	23,019
Shareholder communication	8,349
Trustees	1,550
Accrued expenses	13,245
Unrealized depreciation on foreign currency forward contracts	378,305
Total liabilities	9,387,374
Net assets	$617,116,537
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$31,043
Additional paid-in-capital	457,481,792
457,512,835
Total distributable earnings (loss)	159,603,702
Net assets	$617,116,537
Initial Class
Net assets applicable to outstanding shares	$163,294,184
Shares of beneficial interest outstanding	8,142,571
Net asset value per share outstanding	$20.05
Service Class
Net assets applicable to outstanding shares	$453,822,353
Shares of beneficial interest outstanding	22,900,632
Net asset value per share outstanding	$19.82

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $342,691)	$6,223,951
Interest	5,600,407
Dividends-affiliated	234,958
Securities lending, net	28,560
Total income	12,087,876
Expenses
Manager (See Note 3)	1,715,775
Distribution/Service—Service Class (See Note 3)	530,695
Professional fees	69,103
Custodian	39,318
Shareholder communication	24,728
Trustees	9,790
Miscellaneous	22,711
Total expenses before waiver/reimbursement	2,412,120
Expense waiver/reimbursement from Manager (See Note 3)	(63,842)
Net expenses	2,348,278
Net investment income (loss)	9,739,598
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	50,528,026
Futures transactions	6,852,501
Foreign currency transactions	(136,588)
Foreign currency forward transactions	695,301
Net realized gain (loss)	57,939,240
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	7,029,099
Futures contracts	3,111,598
Foreign currency forward contracts	(76,435)
Translation of other assets and liabilities in foreign currencies	(545,324)
Unfunded commitments	52
Net change in unrealized appreciation (depreciation)	9,518,990
Net realized and unrealized gain (loss)	67,458,230
Net increase (decrease) in net assets resulting from operations	$77,197,828
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLIM VP Income Builder Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$9,739,598	$16,611,528
Net realized gain (loss)	57,939,240	31,540,780
Net change in unrealized appreciation (depreciation)	9,518,990	34,241,017
Net increase (decrease) in net assets resulting from operations	77,197,828	82,393,325
Distributions to shareholders:
Initial Class	(3,482,947)	(4,005,850)
Service Class	(9,165,827)	(9,687,783)
Total distributions to shareholders	(12,648,774)	(13,693,633)
Capital share transactions:
Net proceeds from sales of shares	37,799,104	56,994,951
Net asset value of shares issued to shareholders in reinvestment of distributions	12,648,774	13,693,633
Cost of shares redeemed	(53,776,588)	(96,500,244)
Increase (decrease) in net assets derived from capital share transactions	(3,328,710)	(25,811,660)
Net increase (decrease) in net assets	61,220,344	42,888,032
Net Assets
Beginning of period	555,896,193	513,008,161
End of period	$617,116,537	$555,896,193
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$17.96	$15.77	$14.57	$13.69	$18.23	$17.37
Net investment income (loss) (a)	0.33	0.56	0.52	0.46	0.42	0.42
Net realized and unrealized gain (loss)	2.19	2.09	1.17	0.88	(3.02)	1.37
Total from investment operations	2.52	2.65	1.69	1.34	(2.60)	1.79
Less distributions:
From net investment income	(0.43)	(0.46)	(0.39)	(0.38)	(0.26)	(0.39)
From net realized gain on investments	—	—	—	—	(1.51)	(0.54)
Return of capital	—	—	(0.10)	(0.08)	(0.17)	—
Total distributions	(0.43)	(0.46)	(0.49)	(0.46)	(1.94)	(0.93)
Net asset value at end of period	$20.05	$17.96	$15.77	$14.57	$13.69	$18.23
Total investment return (b)	14.20%	16.99%	11.65%	10.05%	(13.52)%	10.52%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.54%††	3.30%	3.38%	3.32%	2.70%	2.31%
Net expenses (c)	0.63%††	0.63%	0.62%	0.62%	0.62%	0.61%
Expenses (before waiver/reimbursement) (c)	0.65%††	0.63%	0.62%	0.62%	0.62%	0.61%
Portfolio turnover rate	41%	48%	47%	56%	58%	67%(d)
Net assets at end of period (in 000's)	$163,294	$149,886	$144,050	$144,150	$158,020	$198,243

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls was 67% for the year ended December 31, 2021.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLIM VP Income Builder Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$17.75	$15.60	$14.41	$13.54	$18.06	$17.22
Net investment income (loss) (a)	0.31	0.51	0.48	0.42	0.38	0.37
Net realized and unrealized gain (loss)	2.17	2.06	1.16	0.88	(3.00)	1.36
Total from investment operations	2.48	2.57	1.64	1.30	(2.62)	1.73
Less distributions:
From net investment income	(0.41)	(0.42)	(0.36)	(0.36)	(0.22)	(0.35)
From net realized gain on investments	—	—	—	—	(1.51)	(0.54)
Return of capital	—	—	(0.09)	(0.07)	(0.17)	—
Total distributions	(0.41)	(0.42)	(0.45)	(0.43)	(1.90)	(0.89)
Net asset value at end of period	$19.82	$17.75	$15.60	$14.41	$13.54	$18.06
Total investment return (b)	14.06%	16.70%	11.37%	9.78%	(13.73)%	10.24%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.29%††	3.05%	3.13%	3.07%	2.45%	2.06%
Net expenses (c)	0.88%††	0.88%	0.87%	0.87%	0.87%	0.86%
Expenses (before waiver/reimbursement) (c)	0.90%††	0.88%	0.87%	0.87%	0.87%	0.86%
Portfolio turnover rate	41%	48%	47%	56%	58%	67%(d)
Net assets at end of period (in 000's)	$453,822	$406,010	$368,959	$375,552	$386,030	$500,812

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls was 67% for the year ended December 31, 2021.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP Income Builder Portfolio (the "Portfolio") (formerly known as NYLI VP Income Builder Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Service Class	June 4, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek current income consistent with reasonable opportunity for future growth of capital and income.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

30	NYLIM VP Income Builder Portfolio

to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair
31

Notes to Financial Statements (Unaudited) (continued)
valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisors (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represent the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisors, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

32	NYLIM VP Income Builder Portfolio

The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(I) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in
33

Notes to Financial Statements (Unaudited) (continued)
the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(J) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(K) Foreign Currency Forward Contracts. The Portfolio may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Portfolio is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Portfolio faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Portfolio. Leverage risk is the risk that a foreign currency forward contract can magnify the Portfolio's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation

34	NYLIM VP Income Builder Portfolio

issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Portfolio than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Portfolio's assets. Moreover, there may be an imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Portfolio's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(L) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(M) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase
Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(N) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Portfolio may invest in high-yield debt securities (sometimes called “junk bonds”), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other
35

Notes to Financial Statements (Unaudited) (continued)
things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
The Portfolio may invest in loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Portfolio’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(O) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain over-the-counter ("OTC") derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels or if the Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(P) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(Q) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into Treasury futures contracts to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Portfolio’s securities. The Portfolio also entered into domestic and foreign equity index futures contracts to increase the equity sensitivity to the Portfolio.
The Portfolio entered into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of June 30, 2026:
Asset Derivatives	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$—	$2,320,718	$595,014	$2,915,732
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	484,251	—	—	484,251
Total Fair Value	$484,251	$2,320,718	$595,014	$3,399,983

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

36	NYLIM VP Income Builder Portfolio

Liability Derivatives	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$—	$(167,383)	$(272,177)	$(439,560)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(378,305)	—	—	(378,305)
Total Fair Value	$(378,305)	$(167,383)	$(272,177)	$(817,865)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2026:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$7,642,002	$(789,501)	$6,852,501
Forward Transactions	695,301	—	—	695,301
Total Net Realized Gain (Loss)	$695,301	$7,642,002	$(789,501)	$7,547,802

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$2,364,541	$747,057	$3,111,598
Forward Contracts	(76,435)	—	—	(76,435)
Total Net Change in Unrealized Appreciation (Depreciation)	$(76,435)	$2,364,541	$747,057	$3,035,163

Average Notional Amount	Total
Futures Contracts Long	$129,185,221
Futures Contracts Short	$(43,714,476)
Forward Contracts Long	$18,619,925
Forward Contracts Short	$(24,027,914)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement with New York Life Investment Management, MacKay Shields LLC ("MacKay Shields" or "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as a Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the fixed-income portion of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement with New York Life Investment Management, Epoch Investment Partners, Inc. (“Epoch” or “Subadvisor” and, together with MacKay Shields, the “Subadvisors”), a registered investment adviser, also serves as a Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the equity portion of the Portfolio. Asset allocation decisions for the Portfolio are made by a committee chaired by New York Life Investment Management in collaboration with MacKay Shields. New York Life Investment Management pays for the services of the Subadvisors.
Effective May 1, 2026, pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.64% up to $500 million; 0.60% from $500 million to $1 billion; 0.575% from $1 billion to $5 billion; and 0.565% in excess of $5 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.59% of the Portfolio's average daily net assets.
Prior to May 1, 2026, the Fund paid the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.57% up to $1 billion; and 0.55% in excess of $1 billion.
Effective May 1, 2026, New York Life Investment Management has contractually agreed to waive a portion of its management fee for the Portfolio so that the management fee does not exceed 0.57% on assets up to $1 billion; and 0.55% on assets over $1 billion. This agreement will remain in effect until May 1, 2027, thereafter shall renew automatically for one-year terms, and may not be terminated or materially amended without the approval of the Board of Trustees and shareholders of the Portfolio.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $1,715,775 and waived fees and/or reimbursed expenses in the amount of $63,842 and paid MacKay Shields and Epoch fees in the amount of $298,629 and $527,319, respectively.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager
37

Notes to Financial Statements (Unaudited) (continued)
with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$528,956,763	$94,780,256	$(12,969,916)	$81,810,340
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$13,693,633
Note 5–Commitments and Contingencies
As of June 30, 2026, the Portfolio had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
Raven Acquisition Holdings LLC, First Lien 2024 Delayed Draw Term Loan TBD, due 11/19/31	$14,509	$52

TBD—To Be Determined
Commitments are available until maturity date.
Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 7–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 9–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of U.S. government securities were $74,323 and $54,822, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $158,767 and $180,744, respectively.

38	NYLIM VP Income Builder Portfolio

Note 10–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	87,137	$1,651,157
Shares issued to shareholders in reinvestment of distributions	184,605	3,482,947
Shares redeemed	(473,621)	(9,046,585)
Net increase (decrease)	(201,879)	$(3,912,481)
Year ended December 31, 2025:
Shares sold	163,064	$2,737,946
Shares issued to shareholders in reinvestment of distributions	234,115	4,005,850
Shares redeemed	(1,185,008)	(20,016,625)
Net increase (decrease)	(787,829)	$(13,272,829)

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	1,911,349	$36,147,947
Shares issued to shareholders in reinvestment of distributions	491,777	9,165,827
Shares redeemed	(2,370,189)	(44,730,003)
Net increase (decrease)	32,937	$583,771
Year ended December 31, 2025:
Shares sold	3,254,890	$54,257,005
Shares issued to shareholders in reinvestment of distributions	572,618	9,687,783
Shares redeemed	(4,615,560)	(76,483,619)
Net increase (decrease)	(788,052)	$(12,538,831)
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
39

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
40

NYLIM VP Hedge Multi-Strategy Portfolio
(formerly known as NYLI VP Hedge Multi-Strategy Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Exchange-Traded Funds 97.7%
Alternative 7.6%
Affiliated Investment Company 2.9%
NYLIM Merger Arbitrage ETF (a)	154,757	$ 5,645,457
Derivative Income Fund 0.2%
JPMorgan Equity Premium Income ETF (b)	6,594	372,429
Managed Futures Funds 3.3%
iMGP DBi Managed Futures Strategy ETF	156,570	4,792,608
Simplify Managed Futures Strategy ETF	70,417	1,826,617
		6,619,225
Merger Arbitrage Fund 1.2%
AltShares Merger Arbitrage ETF	79,602	2,358,671
Total Alternative (Cost $13,787,549)		14,995,782
Bonds 53.5%
Bank Loan Fund 8.0%
Franklin Senior Loan ETF (b)	689,720	15,808,383
Convertible Bond Funds 7.1%
iShares Convertible Bond ETF	62,029	7,551,410
SPDR Bloomberg Convertible Securities ETF (b)	59,113	6,373,564
		13,924,974
Floating Rate—Investment Grade Funds 21.6%
iShares Floating Rate Bond ETF (b)(c)	639,134	32,627,791
SPDR Bloomberg Investment Grade Floating Rate ETF	317,877	9,806,505
		42,434,296
High Yield Corporate Bond Funds 1.8%
State Street SPDR Portfolio High Yield Bond ETF	115,781	2,713,907
Xtrackers USD High Yield Corporate Bond ETF	23,201	847,300
		3,561,207
Mortgage-Backed Security Fund 0.4%
Vanguard Mortgage-Backed Securities ETF	18,958	887,424
	Shares	Value

Municipal Bond Funds 7.3%
iShares National Muni Bond ETF (b)	67,407	$ 7,254,341
Vanguard Tax-Exempt Bond Index ETF (b)	138,794	7,020,201
		14,274,542
Short Duration Fund 7.3%
Vanguard Short-Term Treasury ETF (b)	246,612	14,352,818
Total Bonds (Cost $99,587,292)		105,243,644
Commodities 3.4%
Agriculture Fund 1.8%
Invesco DB Agriculture Fund	133,193	3,552,257
Broad Funds 1.6%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	97,658	2,181,680
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	26,072	871,587
		3,053,267
Total Commodities (Cost $6,184,624)		6,605,524
Equities 33.2%
China Equity Funds 1.5%
Franklin FTSE China ETF (b)	5,805	118,497
iShares MSCI China ETF (b)	53,673	2,738,665
		2,857,162
Emerging Equity Funds 5.7%
Franklin FTSE India ETF	52,268	1,859,173
iShares MSCI Emerging Markets ex China ETF	91,301	9,340,092
		11,199,265
International Equity Core Fund 8.2%
Vanguard FTSE Developed Markets ETF	224,645	16,005,957
U.S. Large Cap Core Funds 4.6%
Financial Select Sector SPDR Fund	20,795	1,114,820
iShares Semiconductor ETF	230	147,375
iShares U.S. Aerospace & Defense ETF (b)	1,853	449,204
State Street Communication Services Select Sector SPDR ETF (b)	33,432	3,581,570

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Equities (continued)
U.S. Large Cap Core Funds (continued)
State Street Technology Select Sector SPDR ETF	12,983	$ 2,473,521
VanEck Alternative Asset Manager ETF	61,340	1,315,130
		9,081,620
U.S. Momentum Fund 5.1%
iShares MSCI USA Momentum Factor ETF (b)	29,403	10,080,231
U.S. Preferred Fund 2.1%
Global X U.S. Preferred ETF (b)	224,143	4,189,233
U.S. Small Cap Core Funds 6.0%
iShares Core S&P Small-Cap ETF	79,124	11,734,880
Total Equities (Cost $49,148,094)		65,148,348
Total Exchange-Traded Funds (Cost $168,707,559)		191,993,298
Exchange-Traded Vehicles 1.6%
Commodity 0.1%
Silver Fund 0.1%
abrdn Standard Physical Silver Shares ETF	3,352	188,449
Currency 1.5%
U.S. Dollar Fund 1.5%
Invesco DB U.S. Dollar Index Bullish Fund	102,427	2,909,951
Total Exchange-Traded Vehicles (Cost $3,107,290)		3,098,400

Short-Term Investments 12.3%
Affiliated Investment Company 0.5%
NYLIM U.S. Government Liquidity Fund, 3.55% (d)	1,031,257	1,031,257
	Shares	Value

Unaffiliated Investment Companies 11.8%
Allspring Government Money Market Fund, 3.64% (d)(e)	5,000,000	$ 5,000,000
Invesco Government & Agency Portfolio, 3.64% (d)(e)	17,224,657	17,224,657
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 3.65% (d)(e)	1,000,000	1,000,000
Total Unaffiliated Investment Companies (Cost $23,224,657)		23,224,657
Total Short-Term Investments (Cost $24,255,914)		24,255,914
Total Investments (Cost $196,070,763)	111.6%	219,347,612
Other Assets, Less Liabilities	(11.6)	(22,798,420)
Net Assets	100.0%	$ 196,549,192

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2026, the aggregate market value of securities on loan was $24,384,051; the total market value of collateral held by the Portfolio was $25,003,734. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,779,077. The Portfolio received cash collateral with a value of $23,224,657. (See Note 2(I))
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for swaps.
(d)	Current yield as of June 30, 2026.
(e)	Represents a security purchased with cash collateral received for securities on loan.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP Hedge Multi-Strategy Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM Merger Arbitrage ETF	$ 6,189	$ 233	$ (886)	$ 120	$ (10)	$ 5,646	$ —	$ —	155
NYLIM U.S. Government Liquidity Fund	1,265	16,871	(17,105)	—	—	1,031	11	—	1,031
	$7,454	$17,104	$(17,991)	$120	$(10)	$6,677	$11	$—

Swap Contracts
Open OTC total return equity swap contracts as of June 30, 2026 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	88	$ —
Morgan Stanley & Co.	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	88	—
Bank of America Merrill Lynch	abrdn Physical Silver Shares ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	8	—
Morgan Stanley & Co.	abrdn Physical Silver Shares ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	8	—
Bank of America Merrill Lynch	AltShares Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	95	—
Morgan Stanley & Co.	AltShares Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	95	—
Bank of America Merrill Lynch	Franklin FTSE China ETF	Federal Funds Composite Interest Rate plus 0.50%	11/2/2027	Monthly	5	—
Morgan Stanley & Co.	Franklin FTSE China ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	5	—
Bank of America Merrill Lynch	Franklin FTSE India ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	83	—
Morgan Stanley & Co.	Franklin FTSE India ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	83	—
Bank of America Merrill Lynch	Franklin Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	621	—
Morgan Stanley & Co.	Franklin Senior Loan ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	621	—
Bank of America Merrill Lynch	Global X U.S. Preferred ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	165	—
Morgan Stanley & Co.	Global X U.S. Preferred ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	165	—
Bank of America Merrill Lynch	iMGP DBi Managed Futures Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	188	—
Morgan Stanley & Co.	iMGP DBi Managed Futures Strategy ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	188	—
Bank of America Merrill Lynch	Invesco CurrencyShares Euro Currency Trust	Federal Funds Composite Interest Rate minus 0.35%	5/3/2027	Monthly	(2,834)	—
Morgan Stanley & Co.	Invesco CurrencyShares Euro Currency Trust	Federal Fund Rate minus 6.00%	10/1/2027	Monthly	(2,834)	—
Bank of America Merrill Lynch	Invesco DB Agriculture Fund	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	148	—
Morgan Stanley & Co.	Invesco DB Agriculture Fund	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	148	—
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	Invesco DB US Dollar Index Bullish Fund	Federal Funds Composite Interest Rate plus 0.50%	8/3/2027	Monthly	119	$ —
Morgan Stanley & Co.	Invesco DB US Dollar Index Bullish Fund	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	119	—
Bank of America Merrill Lynch	iShares Convertible Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	305	—
Morgan Stanley & Co.	iShares Convertible Bond ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	305	—
Bank of America Merrill Lynch	iShares Core S&P Small-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	461	—
Morgan Stanley & Co.	iShares Core S&P Small-Cap ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	461	—
Bank of America Merrill Lynch	iShares Floating Rate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	1,281	—
Morgan Stanley & Co.	iShares Floating Rate Bond ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	1,281	—
Bank of America Merrill Lynch	iShares International Treasury Bond ETF	Federal Funds Composite Interest Rate minus 0.35%	5/3/2027	Monthly	(1,980)	—
Morgan Stanley & Co.	iShares International Treasury Bond ETF	Federal Fund Rate minus 7.25%	10/1/2027	Monthly	(1,980)	—
Bank of America Merrill Lynch	iShares MSCI China ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	112	—
Morgan Stanley & Co.	iShares MSCI China ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	112	—
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ex China ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	367	—
Morgan Stanley & Co.	iShares MSCI Emerging Markets ex China ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	367	—
Bank of America Merrill Lynch	iShares MSCI USA Momentum Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	396	—
Morgan Stanley & Co.	iShares MSCI USA Momentum Factor ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	396	—
Bank of America Merrill Lynch	iShares National Muni Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	293	—
Morgan Stanley & Co.	iShares National Muni Bond ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	293	—
Bank of America Merrill Lynch	iShares Semiconductor ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	6	—
Morgan Stanley & Co.	iShares Semiconductor ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	6	—
Bank of America Merrill Lynch	iShares U.S. Aerospace & Defense ETF	Federal Funds Composite Interest Rate plus 0.50%	11/2/2027	Monthly	20	—
Morgan Stanley & Co.	iShares U.S. Aerospace & Defense ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	20	—
Bank of America Merrill Lynch	JPMorgan Equity Premium Income ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	16	—
Morgan Stanley & Co.	JPMorgan Equity Premium Income ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	16	—
Bank of America Merrill Lynch	NYLIM Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	222	—
Morgan Stanley & Co.	NYLIM Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	222	—
Bank of America Merrill Lynch	Simplify Managed Futures Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	72	—
Morgan Stanley & Co.	Simplify Managed Futures Strategy ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	72	—
Bank of America Merrill Lynch	State Street Communication Services Select Sector SPDR ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	149	—
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP Hedge Multi-Strategy Portfolio

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	State Street Communication Services Select Sector SPDR ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	149	$ —
Bank of America Merrill Lynch	State Street Financial Select Sector SPDR ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	50	—
Morgan Stanley & Co.	State Street Financial Select Sector SPDR ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	50	—
Bank of America Merrill Lynch	State Street SPDR Bloomberg Convertible Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	250	—
Morgan Stanley & Co.	State Street SPDR Bloomberg Convertible Securities ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	250	—
Bank of America Merrill Lynch	State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	Federal Funds Composite Interest Rate plus 0.50%	11/2/2027	Monthly	39	—
Morgan Stanley & Co.	State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	39	—
Bank of America Merrill Lynch	State Street SPDR Bloomberg International Treasury Bond ETF	Federal Funds Composite Interest Rate minus 0.35%	5/3/2027	Monthly	(2,554)	—
Morgan Stanley & Co.	State Street SPDR Bloomberg International Treasury Bond ETF	Federal Fund Rate minus 8.53%	10/1/2027	Monthly	(2,554)	—
Bank of America Merrill Lynch	State Street SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	385	—
Morgan Stanley & Co.	State Street SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	385	—
Bank of America Merrill Lynch	State Street SPDR Portfolio High Yield Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	11/2/2027	Monthly	110	—
Morgan Stanley & Co.	State Street SPDR Portfolio High Yield Bond ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	110	—
Bank of America Merrill Lynch	State Street Technology Select Sector SPDR ETF	Federal Funds Composite Interest Rate plus 0.50%	11/2/2027	Monthly	100	—
Morgan Stanley & Co.	State Street Technology Select Sector SPDR ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	100	—
Bank of America Merrill Lynch	U.S. Natural Gas Fund LP	Federal Funds Composite Interest Rate minus 0.35%	5/3/2027	Monthly	(324)	—
Morgan Stanley & Co.	U.S. Natural Gas Fund LP	Federal Fund Rate minus 2.28%	10/1/2027	Monthly	(324)	—
Bank of America Merrill Lynch	VanEck Alternative Asset Manager ETF	Federal Funds Composite Interest Rate plus 0.50%	11/2/2027	Monthly	58	—
Morgan Stanley & Co.	VanEck Alternative Asset Manager ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	58	—
Bank of America Merrill Lynch	Vanguard FTSE Developed Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	629	—
Morgan Stanley & Co.	Vanguard FTSE Developed Markets ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	629	—
Bank of America Merrill Lynch	Vanguard Mortgage-Backed Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	8/3/2027	Monthly	39	—
Morgan Stanley & Co.	Vanguard Mortgage-Backed Securities ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	39	—
Bank of America Merrill Lynch	Vanguard Short-Term Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	564	—
Morgan Stanley & Co.	Vanguard Short-Term Treasury ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	564	—
Bank of America Merrill Lynch	Vanguard Tax-Exempt Bond Index ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	276	—
Morgan Stanley & Co.	Vanguard Tax-Exempt Bond Index ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	276	—
Bank of America Merrill Lynch	Xtrackers USD High Yield Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	11/2/2027	Monthly	38	—
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	Xtrackers USD High Yield Corporate Bond ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	38	$ —
						$ —

1.	As of June 30, 2026, cash in the amount of $450,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio receives on long positions or pays on short positions the floating rate total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of June 30, 2026.

Abbreviation(s):
DB—Deutsche Bank
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Exchange-Traded Funds	$ 191,993,298	$ —	$ —	$ 191,993,298
Exchange-Traded Vehicles	3,098,400	—	—	3,098,400
Short-Term Investments
Affiliated Investment Company	1,031,257	—	—	1,031,257
Unaffiliated Investment Companies	23,224,657	—	—	23,224,657
Total Short-Term Investments	24,255,914	—	—	24,255,914
Total Investments in Securities	219,347,612	—	—	219,347,612
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 219,347,612	$ —	$ —	$ 219,347,612

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP Hedge Multi-Strategy Portfolio

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $190,086,874) including securities on loan of $24,384,051	$212,670,898
Investment in affiliated investment companies, at value (identified cost $5,983,889)	6,676,714
Cash denominated in foreign currencies (identified cost $4,647)	4,880
Cash collateral on deposit at broker for swap contracts	450,000
Receivables:
Dividends and interest on OTC swaps contracts	285,258
Securities lending	42,247
Dividends	34,761
Portfolio shares sold	14,831
Other assets	2,400
Total assets	220,181,989
Liabilities
Cash collateral received for securities on loan	23,224,657
Payables:
Portfolio shares redeemed	222,988
Manager (See Note 3)	99,719
Distribution/Service fees (See Note 3)	37,410
Professional fees	21,776
Custodian	14,285
Shareholder communication	3,234
Trustees	633
Accrued expenses	8,095
Total liabilities	23,632,797
Net assets	$196,549,192
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$19,122
Additional paid-in-capital	223,120,743
223,139,865
Total distributable earnings (loss)	(26,590,673)
Net assets	$196,549,192
Initial Class
Net assets applicable to outstanding shares	$15,066,958
Shares of beneficial interest outstanding	1,463,916
Net asset value per share outstanding	$10.29
Service Class
Net assets applicable to outstanding shares	$181,482,234
Shares of beneficial interest outstanding	17,657,596
Net asset value per share outstanding	$10.28

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$2,480,927
Securities lending, net	317,389
Dividends-affiliated	11,393
Total income	2,809,709
Expenses
Manager (See Note 3)	744,722
Distribution/Service—Service Class (See Note 3)	230,220
Professional fees	34,707
Custodian	21,303
Shareholder communication	10,321
Trustees	3,577
Miscellaneous	3,504
Total expenses before waiver/reimbursement	1,048,354
Expense waiver/reimbursement from Manager (See Note 3)	(119,483)
Net expenses	928,871
Net investment income (loss)	1,880,838
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	4,822,635
Affiliated investment company transactions	119,679
Swap transactions	1,257,204
Net realized gain (loss)	6,199,518
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	9,275,829
Affiliated investments	(10,401)
Translation of other assets and liabilities in foreign currencies	(986)
Net change in unrealized appreciation (depreciation)	9,264,442
Net realized and unrealized gain (loss)	15,463,960
Net increase (decrease) in net assets resulting from operations	$17,344,798
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP Hedge Multi-Strategy Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,880,838	$5,886,359
Net realized gain (loss)	6,199,518	4,506,644
Net change in unrealized appreciation (depreciation)	9,264,442	5,388,356
Net increase (decrease) in net assets resulting from operations	17,344,798	15,781,359
Distributions to shareholders:
Initial Class	—	(359,646)
Service Class	—	(4,544,573)
Total distributions to shareholders	—	(4,904,219)
Capital share transactions:
Net proceeds from sales of shares	4,172,735	12,197,132
Net asset value of shares issued to shareholders in reinvestment of distributions	—	4,904,219
Cost of shares redeemed	(28,104,839)	(59,475,848)
Increase (decrease) in net assets derived from capital share transactions	(23,932,104)	(42,374,497)
Net increase (decrease) in net assets	(6,587,306)	(31,497,357)
Net Assets
Beginning of period	203,136,498	234,633,855
End of period	$196,549,192	$203,136,498
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.43	$8.95	$8.43	$8.04	$8.97	$9.02
Net investment income (loss) (a)	0.10	0.28	0.28	0.34	0.18	0.09
Net realized and unrealized gain (loss)	0.76	0.45	0.26	0.49	(0.94)	(0.14)
Total from investment operations	0.86	0.73	0.54	0.83	(0.76)	(0.05)
Less distributions:
From net investment income	—	(0.25)	(0.02)	(0.44)	(0.17)	—
Net asset value at end of period	$10.29	$9.43	$8.95	$8.43	$8.04	$8.97
Total investment return (b)	9.19%	8.05%	6.54%	10.26%	(8.48)%	(0.55)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.14%††	3.05%	3.18%	4.02%(d)	2.12%	0.97%
Net expenses (e)	0.70%††	0.70%	0.70%	0.67%(f)	0.70%	0.70%
Expenses (before waiver/reimbursement) (e)	0.82%††	0.82%	0.81%	0.80%	0.81%	0.83%
Portfolio turnover rate	22%	75%	81%	107%	139%	126%
Net assets at end of period (in 000's)	$15,067	$14,097	$13,226	$11,880	$12,070	$13,499

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Without the custody fee reimbursement, net investment income (loss) would have been 3.99%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Without the custody fee reimbursement, net expenses would have been 0.70%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLIM VP Hedge Multi-Strategy Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.42	$8.95	$8.42	$8.01	$8.94	$9.01
Net investment income (loss) (a)	0.09	0.25	0.25	0.31	0.15	0.06
Net realized and unrealized gain (loss)	0.77	0.44	0.28	0.49	(0.94)	(0.13)
Total from investment operations	0.86	0.69	0.53	0.80	(0.79)	(0.07)
Less distributions:
From net investment income	—	(0.22)	(0.00)‡	(0.39)	(0.14)	—
Net asset value at end of period	$10.28	$9.42	$8.95	$8.42	$8.01	$8.94
Total investment return (b)	9.05%	7.78%	6.27%	9.98%	(8.70)%	(0.78)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.88%††	2.72%	2.89%	3.76%(d)	1.82%	0.65%
Net expenses (e)	0.95%††	0.95%	0.95%	0.92%(f)	0.95%	0.95%
Expenses (before waiver/reimbursement) (e)	1.07%††	1.07%	1.06%	1.05%	1.06%	1.09%
Portfolio turnover rate	22%	75%	81%	107%	139%	126%
Net assets at end of period (in 000's)	$181,482	$189,039	$221,408	$250,290	$274,005	$360,262

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Without the custody fee reimbursement, net investment income (loss) would have been 3.73%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Without the custody fee reimbursement, net expenses would have been 0.95%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP Hedge Multi-Strategy Portfolio (the "Portfolio") (formerly known as NYLI VP Hedge Multi-Strategy Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 2013
Service Class	May 1, 2013
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek investment returns that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the NYLIM Hedge Multi-Strategy Index. The NYLIM Hedge Multi-Strategy Index seeks to achieve performance similar to the overall hedge fund universe by replicating the “beta” portion of the hedge fund return characteristics (i.e., that portion of the returns that are non-idiosyncratic, or unrelated to manager skill).
The Portfolio is a “fund of funds” that seeks to achieve its investment objective by investing primarily in exchange-traded funds (“ETFs”), other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange-traded commodity pools (“ETVs”), and exchange-traded notes (“ETNs”) (such ETFs, ETVs and ETNs are referred to collectively as “exchange-traded products” or “ETPs”), but may also invest in one or more financial instruments, including but not limited to, futures contracts, reverse repurchase agreements, options, and swap agreements (collectively, “Financial Instruments”) in order to seek to achieve exposure to investment strategies and/or asset classes that are similar to those of the NYLIM Hedge Multi-Strategy Index.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain

14	NYLIM VP Hedge Multi-Strategy Portfolio

securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Exchange-traded funds (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each
15

Notes to Financial Statements (Unaudited) (continued)
valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, and the underlying funds held by the Portfolio may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in ETPs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETPs and mutual funds to be greater than the costs of owning

16	NYLIM VP Hedge Multi-Strategy Portfolio

the underlying securities directly. These indirect expenses of ETPs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
In addition, the Portfolio bears a pro rata share of the fees and expenses of the ETPs in which it invests. Because the ETPs have varied expense and fee levels and the Portfolio may own different proportions of the ETPs at different times, the amount of fees and expenses incurred indirectly by the Portfolio may vary.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Swap Contracts. The Portfolio may enter into credit default, interest rate, equity, index and currency exchange rate swap contracts (“swaps”). In a typical swap transaction, two parties agree to exchange the future returns (or differentials in rates of future returns) earned or realized at periodic intervals on a particular investment or instrument based on a notional principal amount. Generally, the Portfolio will enter into a swap on a net basis, which means that the two payment streams under the swap are netted, with the Portfolio receiving or paying (as the case may be) only the net amount of the two payment streams. Therefore, the Portfolio's current obligation under a swap generally will be equal to the net amount to be paid or received under the swap, based on the relative value of notional positions attributable to each counterparty to the swap. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank in accordance with the terms of the swap. Swap agreements may be privately negotiated and executed in the over-the-counter (“OTC”) market or may be executed on a multilateral or other trade facility platforms, such as a designated contract market or swap execution facility (“centrally cleared swaps”).
Certain standardized swaps, including certain credit default and interest rate swaps, are subject to mandatory clearing and exchange-trading, and more types of standardized swaps are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for exchange-traded and cleared derivatives is expected to be generally lower than for uncleared derivatives, but cleared contracts are not risk-free. In a cleared derivative transaction, the Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio's exposure to the credit risk of its original counterparty. The Portfolio will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared transaction.
Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. Any payments made or received upon entering into a swap would be amortized or accreted over the life of the swap and recorded as a realized gain or loss. Early termination of a swap is recorded as a realized gain or loss. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statement of Assets and Liabilities.
The Portfolio bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The Portfolio may be able to eliminate its exposure under a swap either by assignment or other disposition, or by entering into an offsetting swap with the same party or a similar credit-worthy party. Swaps are not actively traded on financial markets. Entering into swaps involves elements of credit, market, leverage, liquidity, operational, counterparty and legal/documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibilities that there will be no liquid market for these swaps, that the counterparty to the swaps may default on its obligation to perform or disagree as to the meaning of the contractual terms in the swaps and that there may be unfavorable changes in interest rates, the price of the index or the security underlying these transactions, among other risks.
Equity Swaps (Total Return Swaps). Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. For example, when the Portfolio enters into a “long” equity swap, the counterparty may agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would
17

Notes to Financial Statements (Unaudited) (continued)
have been received on those securities. In return, the Portfolio will generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Portfolio's return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Portfolio on the notional amount. Alternatively, when the Portfolio enters into a “short” equity swap, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Portfolio sold a particular referenced security or securities short, less the dividend expense that the Portfolio would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Portfolio will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested directly in the referenced security or securities.
Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to an equity swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any.
Equity swaps are derivatives and their value can be very volatile. The Portfolio may engage in total return swaps to gain exposure to emerging markets securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Manager does not accurately analyze and predict future market trends, the values or assets or economic factors, the Portfolio may suffer a loss, which may be substantial.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels or if the Portfolio fails to meet the terms of its ISDA

18	NYLIM VP Hedge Multi-Strategy Portfolio

Master Agreements. The result would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(M) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio utilizes a range of derivative instruments for a variety of different purposes. Total return swaps (“TRS”) are one form of derivative that is used. In some cases, TRS contracts are entered into so as to affect long and short exposure to individual securities or indices within a particular strategy. In other cases, TRS are used to gain exposure to the strategy itself, which may also use derivatives. For example, a TRS contract is used to generate the return available from a customized index comprised of a diversified basket of exchange-traded futures. Other examples of derivative positions into which the Portfolio may enter include interest rate swaps, credit default swaps and option contracts. These instruments are frequently used to obtain a desired return at a lower cost to the Portfolio than is available when investing directly in the underlying instrument or to hedge against credit and interest rate risks. The Portfolio may also enter into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. These derivatives are not accounted for as hedging instruments.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2026:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$1,257,204
Total Net Realized Gain (Loss)	$1,257,204

Average Notional Amount	Total
Swap Contracts Long	$24,447,605
Swap Contracts Short	$(24,390,109)
Note 3–Fees and Related Party Transactions
(A) Manager. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the Portfolio. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Portfolio's average daily net assets.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.70% and 0.95%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $744,722 and waived fees and/or reimbursed expenses in the amount of $119,483 and did not pay the Subadvisor any fees.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
19

Notes to Financial Statements (Unaudited) (continued)
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$197,695,297	$22,937,473	$(1,285,158)	$21,652,315
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $59,632,036, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$47,813	$11,819
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$4,904,219
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $43,496 and $64,134, respectively.

20	NYLIM VP Hedge Multi-Strategy Portfolio

Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	25,078	$250,313
Shares redeemed	(56,732)	(553,706)
Net increase (decrease)	(31,654)	$(303,393)
Year ended December 31, 2025:
Shares sold	79,695	$736,732
Shares issued to shareholders in reinvestment of distributions	38,467	359,646
Shares redeemed	(99,655)	(908,813)
Net increase (decrease)	18,507	$187,565

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	396,898	$3,922,422
Shares redeemed	(2,797,236)	(27,551,133)
Net increase (decrease)	(2,400,338)	$(23,628,711)
Year ended December 31, 2025:
Shares sold	1,251,372	$11,460,400
Shares issued to shareholders in reinvestment of distributions	485,879	4,544,573
Shares redeemed	(6,415,348)	(58,567,035)
Net increase (decrease)	(4,678,097)	$(42,562,062)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
21

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
22

NYLIM VP Janus Henderson Balanced Portfolio
(formerly known as NYLI VP Janus Henderson Balanced Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 34.3%
Asset-Backed Securities 5.2%
Automobile Asset-Backed Securities 0.3%
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2026-1A, Class A
4.28%, due 8/20/30	$ 353,000	$ 347,912
Series 2023-4A, Class A
5.49%, due 6/20/29	632,000	639,738
Hertz Vehicle Financing III LLC
Series 2025-5A, Class A
4.62%, due 5/25/30 (a)	456,000	451,232
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, due 10/20/32 (a)	289,170	290,390
Lendbuzz Securitization Trust
Series 2023-1A, Class A2
6.92%, due 8/15/28 (a)	68,653	69,118
Merchants Fleet Funding LLC
Series 2025-1A, Class A
4.49%, due 1/20/39 (a)	559,000	558,259
Research-Driven Pagaya Motor Asset Trust (a)
Series 2026-2A, Class A4
5.62%, due 2/26/35	1,100,000	1,098,364
Series 2026-R1A, Class A
5.659%, due 7/25/34	467,227	466,152
Truist Bank Auto Credit-Linked Notes
Series 2026-1, Class B
5.067%, due 6/26/34 (a)	965,000	963,557
US Bank NA
Series 2026-RVM1, Class B1
4.959%, due 12/25/46 (a)	617,146	609,556
		5,494,278
Home Equity Asset-Backed Securities 1.1%
BRAVO Residential Funding Trust
Series 2026-CES1, Class A1A
5.254%, due 4/25/56 (a)(b)	674,929	672,971
COOPR Residential Mortgage Trust (a)(b)
Series 2025-CES3, Class A1A
4.84%, due 9/25/60	869,927	859,122
Series 2026-CES1, Class A1A
4.874%, due 2/25/61	851,631	841,087
Series 2025-CES4, Class A1A
5.04%, due 11/25/60	371,290	368,057
Series 2025-CES2, Class A1A
5.502%, due 6/25/60	367,149	367,363
Ellington Financial Mortgage Trust
Series 2026-CES2, Class A1A
5.602%, due 6/25/61 (a)(b)	828,000	828,590
	Principal Amount	Value

Home Equity Asset-Backed Securities (continued)
FIGRE Trust (a)(c)
Series 2025-HE6, Class A
5.044%, due 9/25/55	$ 407,416	$ 402,267
Series 2024-HE4, Class A
5.056%, due 9/25/54	538,452	536,003
Series 2025-HE5, Class A
5.285%, due 8/25/55	539,426	536,314
Series 2025-HE4, Class A
5.408%, due 7/25/55	339,780	338,621
Series 2025-HE3, Class A
5.56%, due 5/25/55	734,711	735,419
Series 2025-HE2, Class A
5.775%, due 3/25/55	653,114	657,249
Series 2024-HE2, Class A
6.38%, due 5/25/54	358,230	363,844
GS Mortgage Backed Securities Trust (a)(b)
Series 2026-CES1, Class A1
4.899%, due 5/25/56	243,721	241,331
Series 2025-CES2, Class A1
5.18%, due 9/25/55	867,167	862,205
RCKT Mortgage Trust (a)
Series 2026-CES2, Class A1A
4.762%, due 2/25/56 (b)	625,696	618,882
Series 2025-CES9, Class A1A
4.795%, due 9/25/55 (b)	350,715	346,535
Series 2026-CES2, Class A1B
4.863%, due 2/25/56 (b)	172,443	169,921
Series 2025-CES10, Class A1A
4.894%, due 11/25/55 (b)	881,089	870,821
Series 2025-CES12, Class A1A
5.027%, due 11/25/55 (b)	287,469	285,355
Series 2026-CES4, Class A1A
5.124%, due 4/25/56 (b)	978,505	975,680
Series 2025-CES8, Class A1A
5.148%, due 8/25/55 (c)	874,054	870,382
Series 2024-CES7, Class A1A
5.158%, due 10/25/44 (b)	1,014,265	1,011,133
Series 2026-CES6, Class A1A
5.321%, due 6/25/56 (b)	560,000	559,741
Series 2024-CES6, Class A1A
5.344%, due 9/25/44 (b)	485,320	484,986
Series 2025-CES7, Class A1A
5.377%, due 7/25/55 (b)	312,465	312,499
Series 2025-CES2, Class A1A
5.503%, due 2/25/55 (b)	445,865	446,819
Series 2024-CES9, Class A1A
5.582%, due 12/25/44 (b)	201,144	201,536

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Home Equity Asset-Backed Securities (continued)
RCKT Mortgage Trust (a) (continued)
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (b)	$ 481,262	$ 482,656
Series 2024-CES1, Class A1A
6.025%, due 2/25/44 (c)	254,441	254,910
Series 2024-CES2, Class A1A
6.141%, due 4/25/44 (c)	548,066	550,325
Series 2023-CES1, Class A1A
6.515%, due 6/25/43 (c)	158,159	157,704
Saluda Grade Alternative Mortgage Trust (a)
Series 2026-HB1, Class A1A
5.048% (1 Month SOFR + 1.40%), due 4/25/56 (d)	938,226	939,273
Series 2025-LOC5, Class A1A
5.248% (1 Month SOFR + 1.60%), due 10/25/55 (d)	956,666	962,906
Series 2024-FIG5, Class A
6.255%, due 4/25/54 (c)	480,957	484,919
Series 2024-CES1, Class A1
6.306%, due 3/25/54 (c)	309,310	311,848
Series 2023-FIG4, Class A
6.718%, due 11/25/53 (c)	585,987	599,106
Series 2023-FIG3, Class A
7.067%, due 8/25/53 (c)	1,111,610	1,138,439
Towd Point Mortgage Trust
Series 2025-FIX2, Class A1
5.249%, due 10/25/65 (a)(b)	1,252,008	1,245,882
Vista Point Securitization Trust
Series 2026-CES1, Class A1
5.035%, due 2/25/56 (a)(b)	595,569	589,085
		23,481,786
Other Asset-Backed Securities 3.8%
AGL CLO 26 Ltd.
Series 2023-26A, Class A1R
4.952% (3 Month SOFR + 1.28%), due 10/21/38 (a)(d)	2,750,000	2,751,392
Ansley Park Capital LLC
Series 2025-A, Class A2
4.43%, due 4/20/35 (a)	706,545	701,642
Aqua Finance Trust
Series 2021-A, Class A
1.54%, due 7/17/46 (a)	87,416	79,566
Bain Capital Credit CLO Ltd.
Series 2023-3A, Class A1R
4.977% (3 Month SOFR + 1.31%), due 10/24/38 (a)(d)	1,594,000	1,595,162
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A1BR
5.255% (3 Month SOFR + 1.58%), due 7/20/37 (a)(d)	$ 345,453	$ 345,687
Barings Loan Partners CLO Ltd. 5
Series LP-5A, Class A
4.895% (3 Month SOFR + 1.22%), due 1/20/35 (a)(d)	1,656,624	1,657,906
Bayview Opportunity Master Fund VII LLC
Series 2025-EDU1, Class B
5.328% (SOFR 30A + 1.70%), due 7/27/48 (a)(d)	366,604	367,264
Benefit Street Partners CLO 43 Ltd.
Series 2025-43A, Class A
4.945% (3 Month SOFR + 1.27%), due 10/20/38 (a)(d)	2,229,000	2,234,907
Benefit Street Partners CLO XV Ltd.
Series 2018-15A, Class A1R
5.063% (3 Month SOFR + 1.39%), due 7/15/37 (a)(d)	2,435,000	2,436,734
Big Sky Funding LLC
5.50%, due 12/31/27 (e)	3,600,000	3,600,000
Carlyle U.S. CLO Ltd. (a)(d)
Series 2023-2A, Class A1R
4.995% (3 Month SOFR + 1.32%), due 7/20/38	2,448,000	2,457,616
Series 2018-4A, Class A2R
5.24% (3 Month SOFR + 1.56%), due 10/17/37	2,203,000	2,204,388
CBAM Ltd.
Series 2018-5A, Class A1R
5.02% (3 Month SOFR + 1.34%), due 10/17/38 (a)(d)	1,090,000	1,096,702
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	926,713	729,704
Series 2020-1, Class A1
1.69%, due 7/15/60	596,055	492,435
Series 2021-1A, Class B1
1.98%, due 3/15/61	360,015	209,389
Series 2020-1, Class B1
2.28%, due 7/15/60	89,945	54,324
Series 2022-1A, Class A2
6.11%, due 8/15/62	2,823,470	2,813,995
CIFC Funding Ltd.
Series 2019-7A, Class A1R
4.955% (3 Month SOFR + 1.28%), due 10/19/38 (a)(d)	1,810,000	1,810,679

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Compass Datacenters Issuer II LLC
Series 2025-1A, Class A1
5.316%, due 5/25/50 (a)	$ 3,327,379	$ 3,317,816
Compass Datacenters Issuer III LLC (a)
Series 2025-1A, Class A2
5.656%, due 2/25/50	1,127,771	1,129,144
Series 2025-2A, Class A2
5.835%, due 2/25/50	650,341	655,035
CyrusOne Data Centers Issuer I LLC (a)
Series 2024-2A, Class A2
4.50%, due 5/20/49	227,000	219,820
Series 2024-3A, Class A2
4.65%, due 5/20/49	2,171,000	2,071,223
Series 2024-1A, Class A2
4.76%, due 3/22/49	618,025	604,481
DB Master Finance LLC (a)
Series 2021-1A, Class A2II
2.493%, due 11/20/51	267,400	252,120
Series 2017-1A, Class A2II
4.03%, due 11/20/47	367,918	364,116
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A
1.76%, due 4/15/49 (a)	1,031,000	1,014,835
Elmwood CLO X Ltd.
Series 2021-3A, Class AR2
4.975% (3 Month SOFR + 1.30%), due 7/20/38 (a)(d)	821,894	824,105
Firstlight Issuer LLC
Series 2026-1A, Class A2
5.873%, due 6/20/56 (a)	924,000	927,649
Foundation Finance Trust
Series 2025-3A, Class A
4.56%, due 8/15/52 (a)	727,140	718,642
GoldenTree Loan Management US CLO 17 Ltd.
Series 2023-17A, Class AR
4.955% (3 Month SOFR + 1.28%), due 1/20/39 (a)(d)	1,930,000	1,934,148
Libra Solutions LLC
Series 2024-1A, Class A
5.88%, due 9/30/38 (a)(f)	327,000	323,465
LMDV Issuer Co. LLC
Series 2025-1A, Class A2
5.31%, due 12/15/55 (a)	620,000	619,115
M&T Equipment Notes
Series 2023-1A, Class A3
5.74%, due 7/15/30 (a)	50,425	50,524
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Madison Park Funding LV Ltd.
Series 2022-55A, Class A1R
5.035% (3 Month SOFR + 1.36%), due 7/18/37 (a)(d)	$ 2,458,512	$ 2,459,589
Madison Park Funding LXII Ltd.
Series 2022-62A, Class A1R2
4.98% (3 Month SOFR + 1.30%), due 7/16/38 (a)(d)	1,841,000	1,841,891
Madison Park Funding LXXIII Ltd.
Series 2025-73A, Class A1
4.98% (3 Month SOFR + 1.30%), due 10/17/38 (a)(d)	2,000,000	2,001,092
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class A2RR
5.28% (3 Month SOFR + 1.60%), due 10/16/37 (a)(d)	790,000	790,371
Magnetite 50 Ltd.
Series 2025-50A, Class A1
4.947% (3 Month SOFR + 1.28%), due 7/25/38 (a)(d)	1,393,000	1,393,970
MVW LLC
Series 2025-2A, Class A
4.48%, due 10/20/44 (a)	245,925	243,240
Neuberger Berman CLO 32R Ltd.
Series 2019-32RA, Class A
4.985% (3 Month SOFR + 1.31%), due 7/20/39 (a)(d)	1,693,713	1,695,386
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	514,000	306,909
NRM FNT1 Excess LLC
Series 2024-FNT1, Class A
7.398%, due 11/25/31 (a)(b)	666,191	665,344
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1
1.85%, due 11/20/50 (a)	633,545	563,854
Oaktree ABF Equipment ST LLC
Series 2026-1A, Class A2
4.50%, due 10/17/33 (a)	427,000	426,665
OCP CLO Ltd. (a)(d)
Series 2025-44A, Class A
4.967% (3 Month SOFR + 1.30%), due 10/24/38	439,948	441,272
Series 2020-18A, Class A2R2
5.245% (3 Month SOFR + 1.57%), due 7/20/37	602,473	602,473
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Octagon Investment Partners 42 Ltd.
Series 2019-3A, Class A2RR
5.233% (3 Month SOFR + 1.56%), due 7/15/37 (a)(d)	$ 250,000	$ 250,053
OHA Credit Funding 7 Ltd.
Series 2020-7A, Class A1R2
4.955% (3 Month SOFR + 1.28%), due 7/19/38 (a)(d)	1,734,000	1,735,233
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A2R
5.255% (3 Month SOFR + 1.58%), due 10/19/37 (a)(d)	1,138,000	1,138,662
SCF Equipment Leasing LLC
Series 2025-2A, Class A2
4.26%, due 12/22/31 (a)	374,761	374,146
SEB Funding LLC
Series 2026-1A, Class A2
6.665%, due 1/30/56 (a)	1,045,000	1,035,703
SF ABS Issuer LLC
Series 2025-1A, Class A2
5.377%, due 11/25/55 (a)	2,734,000	2,687,836
Sixth Street CLO IX Ltd.
Series 2017-9A, Class AR
5.052% (3 Month SOFR + 1.38%), due 7/21/37 (a)(d)	1,682,000	1,683,361
Stack Infrastructure Issuer LLC
Series 2026-1A, Class A2
5.00%, due 3/27/56 (a)	1,382,000	1,338,680
Taco Bell Funding LLC
Series 2021-1A, Class A2II
2.294%, due 8/25/51 (a)	371,385	345,990
Tesla Sustainable Energy Business Trust
Series 2026-1A, Class A
5.31%, due 5/20/52 (a)	1,254,000	1,256,863
Texas Debt Capital CLO Ltd.
Series 2023-2A, Class A1R
5.042% (3 Month SOFR + 1.37%), due 10/21/37 (a)(d)	1,703,000	1,706,408
Trackside Rail LLC
Series 2026-1A, Class A
4.89%, due 3/20/56 (a)	1,602,859	1,573,036
UPG HI Issuer Trust
Series 2025-2, Class A
5.00%, due 9/25/47 (a)	447,774	445,439
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165%, due 10/15/46 (a)	3,200,644	3,176,659
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Vantage Data Centers LLC
Series 2020-2A, Class A2
1.992%, due 9/15/45 (a)	$ 705,000	$ 676,109
VB-S1 Issuer LLC
Series 2026-1A, Class C2
4.693%, due 3/15/56 (a)	650,000	635,203
Voya CLO Ltd.
Series 2024-4A, Class A2
5.225% (3 Month SOFR + 1.55%), due 7/20/37 (a)(d)	682,703	682,872
Wendy's Funding LLC (a)
Series 2021-1A, Class A2I
2.37%, due 6/15/51	241,045	222,551
Series 2021-1A, Class A2II
2.775%, due 6/15/51	607,044	535,962
Series 2022-1A, Class A2II
4.535%, due 3/15/52	161,234	153,380
Zayo Issuer LLC
Series 2025-3A, Class B
5.716%, due 10/20/55 (a)	729,000	712,555
		78,464,487
Total Asset-Backed Securities (Cost $107,719,359)		107,440,551
Corporate Bonds 7.3%
Banks 1.9%
Bank of America Corp. (g)
Series FIX
5.162%, due 1/24/31	3,202,000	3,245,339
5.872%, due 9/15/34	1,432,000	1,496,735
Citigroup, Inc.
3.887%, due 1/10/28 (g)	2,697,000	2,687,905
4.503%, due 9/11/31 (g)	682,000	673,121
5.174%, due 9/11/36 (g)	587,000	583,729
6.625% (5 Year Treasury Constant Maturity Rate + 3.001%), due 2/15/31 (d)(h)	962,000	980,083
Goldman Sachs Group, Inc. (The) (g)
4.516%, due 1/21/32	824,000	808,450
4.594%, due 4/20/30	858,000	853,157
5.065%, due 1/21/37	824,000	804,513
5.094%, due 4/20/34	1,057,000	1,052,760
5.536%, due 1/28/36	1,479,000	1,502,046
JPMorgan Chase & Co.
4.622%, due 4/23/32 (g)	1,774,000	1,753,526
5.14%, due 1/24/31 (g)	1,420,000	1,435,968
5.148%, due 4/23/37 (g)	1,483,000	1,472,318

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
Series PP
6.10% (5 Year Treasury Constant Maturity Rate + 2.08%), due 7/1/31 (d)(h)	$ 2,434,000	$ 2,464,815
Morgan Stanley (g)
2.943%, due 1/21/33	1,445,000	1,299,331
4.493%, due 1/16/32	2,372,000	2,325,893
5.296%, due 4/10/37	1,668,000	1,659,713
5.32%, due 7/19/35	1,585,000	1,592,632
5.424%, due 7/21/34	1,150,000	1,167,839
PNC Financial Services Group, Inc. (The)
6.875%, due 10/20/34 (g)	1,153,000	1,272,943
Societe Generale SA (a)(d)
5.50% (1 Year Treasury Constant Maturity Rate + 1.20%), due 4/13/29	992,000	1,002,902
6.10% (1 Year Treasury Constant Maturity Rate + 1.60%), due 4/13/33	2,316,000	2,406,532
U.S. Bancorp
2.491% (5 Year Treasury Constant Maturity Rate + 0.95%), due 11/3/36 (d)	1,471,000	1,280,554
5.384%, due 1/23/30 (g)	1,259,000	1,280,394
5.424%, due 2/12/36 (g)(i)	1,541,000	1,568,660
		38,671,858
Building Materials 0.0% ‡
Quikrete Holdings, Inc.
6.375%, due 3/1/32 (a)	1,076,000	1,098,786
Chemicals 0.0% ‡
Qnity Electronics, Inc.
5.75%, due 8/15/32 (a)	700,000	703,728
Computers 0.2%
Booz Allen Hamilton, Inc.
5.95%, due 8/4/33	1,413,000	1,418,874
5.95%, due 4/15/35 (i)	2,394,000	2,384,535
		3,803,409
Diversified Financial Services 1.1%
Atlas Warehouse Lending Co. LP (a)
4.625%, due 11/15/28	439,000	433,092
4.95%, due 11/15/30	682,000	672,440
	Principal Amount	Value

Diversified Financial Services (continued)
Capital One Financial Corp. (g)
5.884%, due 7/26/35	$ 1,876,000	$ 1,929,416
6.183%, due 1/30/36	1,215,000	1,242,770
7.964%, due 11/2/34	837,000	962,597
Charles Schwab Corp. (The)
Series L
6.10% (5 Year Treasury Constant Maturity Rate + 2.25%), due 6/1/31 (d)(h)	1,518,000	1,518,334
Jane Street Group (a)
6.125%, due 11/1/32	2,309,000	2,309,480
6.75%, due 5/1/33	2,062,000	2,120,492
7.125%, due 4/30/31	989,000	1,022,582
LPL Holdings, Inc.
5.65%, due 3/15/35	969,000	963,018
5.75%, due 6/15/35	1,171,000	1,172,107
6.00%, due 5/20/34	1,580,000	1,616,241
6.75%, due 11/17/28	2,218,000	2,306,020
Rocket Cos., Inc. (a)
6.125%, due 8/1/30	700,000	712,020
6.375%, due 8/1/33	2,935,000	2,984,791
		21,965,400
Electric 1.0%
Alpha Generation LLC
6.25%, due 1/15/34 (a)	1,980,000	1,948,291
American Electric Power Co., Inc. (d)
Series C
5.80% (5 Year Treasury Constant Maturity Rate + 2.128%), due 3/15/56	758,000	753,838
Series D
6.05% (5 Year Treasury Constant Maturity Rate + 1.94%), due 3/15/56	606,000	602,591
Duke Energy Corp.
5.45%, due 6/15/34	2,305,000	2,354,215
NextEra Energy Capital Holdings, Inc. (d)
Series AA
6.00% (5 Year Treasury Constant Maturity Rate + 1.84%), due 10/1/56	1,352,000	1,351,329
Series BB
6.20% (5 Year Treasury Constant Maturity Rate + 1.765%), due 10/1/56	649,000	648,373
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc. (d) (continued)
Series CC
6.625% (5 Year Treasury Constant Maturity Rate + 1.685%), due 10/1/66	$ 411,000	$ 417,328
NRG Energy, Inc.
4.734%, due 10/15/30 (a)	1,516,000	1,497,342
Talen Energy Supply LLC (a)
6.25%, due 2/1/34	1,380,000	1,371,612
6.375%, due 5/1/33	1,966,000	1,963,519
6.50%, due 2/1/36	2,264,000	2,282,468
Vistra Operations Co. LLC (a)
4.70%, due 1/31/31	302,000	295,954
5.00%, due 4/30/31	1,652,000	1,639,511
5.25%, due 4/30/33	743,000	737,502
5.35%, due 1/31/36	593,000	581,139
5.55%, due 4/30/36	1,527,000	1,519,196
		19,964,208
Entertainment 0.0% ‡
Flutter Treasury DAC
5.875%, due 6/4/31 (a)	743,000	740,452
Healthcare-Products 0.1%
Solventum Corp.
5.60%, due 3/23/34	2,564,000	2,624,111
Healthcare-Services 0.3%
Health Care Service Corp. A Mutual Legal Reserve Co. (a)
2.20%, due 6/1/30	883,000	799,816
5.20%, due 6/15/29	1,249,000	1,259,802
5.45%, due 6/15/34	2,116,000	2,126,396
Humana, Inc.
5.875%, due 3/1/33	334,000	344,488
5.95%, due 3/15/34	942,000	975,112
		5,505,614
Home Builders 0.0% ‡
KB Home
4.00%, due 6/15/31	555,000	519,157
Insurance 0.0% ‡
Asurion LLC
8.00%, due 12/31/32 (a)	1,152,000	1,160,705
	Principal Amount	Value

Internet 0.3%
AppLovin Corp.
5.375%, due 12/1/31	$ 1,280,000	$ 1,297,854
5.50%, due 12/1/34	2,741,000	2,765,780
5.95%, due 12/1/54	1,443,000	1,391,124
		5,454,758
Investment Companies 0.1%
Blackstone Private Credit Fund
7.30%, due 11/27/28	947,000	977,076
Blue Owl Credit Income Corp.
4.70%, due 2/8/27	163,000	162,189
7.95%, due 6/13/28	852,000	881,080
		2,020,345
Leisure Time 0.1%
Carnival Corp. Ltd.
5.75%, due 8/1/32 (a)	1,448,000	1,462,143
Mining 0.0% ‡
First Quantum Minerals Ltd.
6.375%, due 2/15/36 (a)	858,000	842,028
Oil & Gas 0.5%
Antero Resources Corp.
5.40%, due 2/1/36	2,528,000	2,488,150
Occidental Petroleum Corp.
8.875%, due 7/15/30	663,000	746,520
SM Energy Co. (a)
8.625%, due 11/1/30	380,000	399,083
8.75%, due 7/1/31	1,149,000	1,200,171
9.625%, due 6/15/33	1,777,000	1,948,372
Sunoco LP (a)
5.625%, due 3/15/31	562,000	557,901
7.00%, due 5/1/29	1,457,000	1,497,009
7.25%, due 5/1/32	819,000	849,558
		9,686,764
Pharmaceuticals 0.4%
CVS Health Corp.
4.78%, due 3/25/38	2,247,000	2,106,696
5.45%, due 9/15/35	1,031,000	1,044,337
5.70%, due 6/1/34	991,000	1,022,974
Teva Pharmaceutical Finance Co. LLC
6.15%, due 2/1/36	575,000	606,479
Teva Pharmaceutical Finance Netherlands III BV
6.00%, due 12/1/32	1,290,000	1,338,562

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, due 12/1/30	$ 1,352,000	$ 1,385,052
		7,504,100
Pipelines 0.4%
Cheniere Energy, Inc.
5.65%, due 4/15/34	1,344,000	1,379,294
Columbia Pipelines Operating Co. LLC
6.036%, due 11/15/33 (a)	799,000	838,846
DT Midstream, Inc. (a)
4.125%, due 6/15/29	1,790,000	1,754,232
4.30%, due 4/15/32	468,000	446,955
4.375%, due 6/15/31	2,820,000	2,723,804
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	1,113,000	1,073,623
5.125%, due 6/15/28 (i)	990,000	987,244
		9,203,998
Real Estate Investment Trusts 0.2%
GLP Capital LP
5.30%, due 1/15/29	86,000	86,403
5.625%, due 9/15/34	1,007,000	999,079
5.625%, due 3/1/36	684,000	670,305
6.75%, due 12/1/33	881,000	933,356
VICI Properties LP
5.625%, due 4/1/35	1,122,000	1,122,475
		3,811,618
Semiconductors 0.2%
Foundry JV Holdco LLC (a)
5.875%, due 1/25/34	1,068,000	1,085,145
5.90%, due 1/25/33	395,000	411,689
6.10%, due 1/25/36	609,000	642,018
6.20%, due 1/25/37	946,000	1,000,333
6.25%, due 1/25/35	395,000	419,282
		3,558,467
Software 0.2%
Oracle Corp.
5.50%, due 8/3/35	454,000	434,451
5.70%, due 2/4/36	901,000	872,578
5.95%, due 9/26/55	520,000	441,905
6.10%, due 9/26/65	747,000	624,972
ROBLOX Corp.
3.875%, due 5/1/30 (a)	2,235,000	2,112,128
		4,486,034
	Principal Amount	Value

Telecommunications 0.3%
AT&T, Inc.
5.25%, due 10/30/36	$ 2,860,000	$ 2,808,522
Black Pearl Compute LLC
6.125%, due 2/15/31 (a)	2,950,000	2,987,804
		5,796,326
Total Corporate Bonds (Cost $149,696,889)		150,584,009
Loan Assignments 0.8%
Aerospace & Defense 0.1%
TransDigm, Inc.
First Lien Tranche Term Loan M
6.12% (1 Month SOFR + 2.50%), due 8/19/32 (d)	1,472,870	1,473,073
Capital Equipment 0.2%
EMRLD Borrower LP (d)
First Lien Second Amendment Incremental Term Loan
5.894% (1 Month SOFR + 2.25%), due 8/4/31	2,799,404	2,796,255
First Lien Initial Term Loan B
5.916% (3 Month SOFR + 2.25%), due 5/31/30	646,793	645,904
		3,442,159
Cargo Transport 0.1%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
5.482% (3 Month SOFR + 1.75%), due 4/10/31 (d)	2,405,068	2,393,644
Electronics 0.0% ‡
Qnity Electronics, Inc.
First Lien Initial Term Loan
5.666% (3 Month SOFR + 2.00%), due 10/29/32 (d)	560,185	560,535
Energy (Electricity) 0.1%
Alpha Generation LLC
First Lien Initial Term Loan B
5.394% (1 Month SOFR + 1.75%), due 9/30/31 (d)	974,640	964,672
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Energy (Electricity) (continued)
Talen Energy Supply LLC
First Lien 2025-1 Incremental Term Loan B
5.644% (1 Month SOFR + 2.00%), due 11/25/32 (d)	$ 1,328,869	$ 1,316,204
		2,280,876
Finance 0.1%
Belron Finance 2019 LLC
First Lien Term Loan B
5.657% (3 Month SOFR + 2.00%), due 10/16/31 (d)	645,484	644,677
Citadel Securities LP
First Lien 2026-1 Term Loan
5.661% (3 Month SOFR + 2.00%), due 6/10/33 (d)	1,679,456	1,675,375
		2,320,052
Healthcare 0.1%
Medline Borrower LP
First Lien 2030 Refinanced Term Loan
5.144% (1 Month SOFR + 1.50%), due 5/30/33 (d)	1,499,256	1,489,418
High Tech Industries 0.0% ‡
CompoSecure Holdings LLC
First Lien Initial Term Loan
5.918% (3 Month SOFR + 2.25%), due 1/14/33 (d)	200,000	198,625
Hotel, Gaming & Leisure 0.1%
Pioneer OpCo LLC
First Lien Term Loan B
6.894% (1 Month SOFR + 3.25%), due 5/16/33 (d)	1,354,999	1,360,080
Total Loan Assignments (Cost $15,542,096)		15,518,462
Mortgage-Backed Securities 5.0%
Agency (Collateralized Mortgage Obligations) 0.1%
Croton Park CLO Ltd.
5.233%, due 10/15/36 (c)	1,080,000	1,080,501
FNMA
REMIC, Series 2018-27, Class EA
3.00%, due 5/25/48	379,399	337,432
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FNMA (continued)
REMIC, Series 2019-71, Class P
3.00%, due 11/25/49	$ 561,468	$ 498,436
		1,916,369
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.9%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A
4.805% (1 Month SOFR + 1.18%), due 9/15/34 (a)(d)	699,152	698,278
ALA Trust
Series 2025-OANA, Class A
5.369% (1 Month SOFR + 1.743%), due 6/15/40 (a)(d)	2,780,000	2,792,162
BAMLL Re-REMIC Trust (a)(c)
Series 2024-FRR3, Class E
0.47%, due 1/27/50	589,014	556,284
Series 2024-FRR2, Class E
1.273%, due 7/27/50	438,000	390,320
BLP Commercial Mortgage Trust (a)(d)
Series 2025-IND, Class A
4.825% (1 Month SOFR + 1.20%), due 3/15/42	1,663,747	1,659,588
Series 2025-IND2, Class A
5.125% (1 Month SOFR + 1.50%), due 12/15/42	1,117,000	1,119,094
BPR Trust (a)
Series 2024-PMDW, Class A
5.358%, due 11/5/41 (j)	2,248,107	2,263,779
Series 2024-PMDW, Class D
5.85%, due 11/5/41 (j)	726,000	717,108
Series 2023-BRK2, Class A
7.146%, due 10/5/38 (c)	1,329,000	1,356,819
BX Commercial Mortgage Trust (a)(d)
Series 2024-GPA3, Class A
4.918% (1 Month SOFR + 1.293%), due 12/15/39	879,154	880,802
Series 2026-CSMO, Class A
5.025% (1 Month SOFR + 1.40%), due 2/15/43	1,599,000	1,602,498
Series 2025-SPOT, Class A
5.069% (1 Month SOFR + 1.443%), due 4/15/40	792,405	792,900
Series 2024-AIR2, Class A
5.118% (1 Month SOFR + 1.492%), due 10/15/41	1,718,851	1,724,222

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BX Commercial Mortgage Trust (a)(d) (continued)
Series 2024-GPA3, Class B
5.268% (1 Month SOFR + 1.642%), due 12/15/39	$ 607,767	$ 609,287
Series 2026-CSMO, Class B
5.325% (1 Month SOFR + 1.70%), due 2/15/43	555,000	558,816
Series 2026-CSMO, Class C
5.625% (1 Month SOFR + 2.00%), due 2/15/43	348,000	351,045
Series 2024-AIRC, Class C
6.215% (1 Month SOFR + 2.59%), due 8/15/41	657,376	659,842
Series 2024-BRBK, Class A
6.513% (1 Month SOFR + 2.88%), due 10/15/41	1,970,347	1,975,273
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	204,000	193,226
Series 2019-OC11, Class C
3.856%, due 12/9/41	564,000	535,426
Series 2025-ROIC, Class A
4.769% (1 Month SOFR + 1.144%), due 3/15/30 (d)	2,091,782	2,087,859
Series 2025-DIME, Class A
4.775% (1 Month SOFR + 1.15%), due 2/15/35 (d)	1,685,000	1,681,038
Series 2021-LBA, Class AV
4.79% (1 Month SOFR + 1.164%), due 2/15/36 (d)	264,672	264,589
Series 2025-ROIC, Class B
5.019% (1 Month SOFR + 1.393%), due 3/15/30 (d)	457,879	456,734
Series 2025-ARIA, Class A
5.199%, due 12/13/42 (j)	2,191,000	2,194,992
Series 2025-GW, Class A
5.225% (1 Month SOFR + 1.60%), due 7/15/42 (d)	1,618,000	1,622,045
Series 2025-VLT7, Class A
5.325% (1 Month SOFR + 1.70%), due 7/15/44 (d)	2,308,702	2,308,702
BXHPP Trust
Series 2021-FILM, Class A
4.389% (1 Month SOFR + 0.764%), due 8/15/36 (a)(d)	221,000	209,948
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (a)	$ 396,000	$ 390,269
CONE Trust (a)(d)
Series 2024-DFW1, Class A
5.267% (1 Month SOFR + 1.642%), due 8/15/41	1,117,000	1,112,462
Series 2024-DFW1, Class B
5.916% (1 Month SOFR + 2.291%), due 8/15/41	821,377	820,657
CSTL Commercial Mortgage Trust
Series 2026-GATE3, Class A
4.851%, due 2/10/43 (a)(j)	386,000	382,751
DATA Mortgage Trust
Series 2024-CTR2, Class A
5.476%, due 5/10/46 (a)(j)	445,544	434,789
FREMF Mortgage Trust
Series 2023-K511, Class C
5.822%, due 11/25/28 (a)(j)	350,000	328,166
FS Trust
Series 2026-ORL, Class A
4.975% (1 Month SOFR + 1.35%), due 2/15/41 (a)(d)	724,000	724,903
GS Mortgage Securities Corp. Trust
Series 2025-800D, Class A
6.287% (1 Month SOFR + 2.65%), due 11/25/41 (a)(d)	740,830	738,527
GWT
Series 2024-WLF2, Class A
5.317% (1 Month SOFR + 1.691%), due 5/15/41 (a)(d)	1,936,000	1,940,840
Hudsons Bay Simon JV Trust
Series 2015-HB10, Class A10
4.155%, due 8/5/34 (a)	844,958	804,379
KRE Commercial Mortgage Trust
Series 2025-AIP4, Class A
4.925% (1 Month SOFR + 1.30%), due 3/15/42 (a)(d)	1,393,153	1,391,412
LEX Mortgage Trust
Series 2024-BBG, Class A
5.036%, due 10/13/33 (a)(j)	394,000	392,704
LEX Trust
Series 2026-450, Class A
4.975% (1 Month SOFR + 1.35%), due 3/15/43 (a)(d)	639,000	639,998
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Life Mortgage Trust (a)(d)
Series 2021-BMR, Class C
4.839% (1 Month SOFR + 1.214%), due 3/15/38	$ 98,683	$ 97,826
Series 2022-BMR2, Class A1
4.921% (1 Month SOFR + 1.295%), due 5/15/39	422,017	401,971
MLTI Trust
Series 2026-MLTI, Class A10
5.021% (1 Month SOFR + 1.40%), due 6/15/31 (a)(d)	1,368,000	1,370,137
National Commercial Mortgage Trust
Series 2026-IND, Class A
4.975% (1 Month SOFR + 1.35%), due 6/15/43 (a)(d)	1,472,000	1,472,918
NRTH Commercial Mortgage Trust
Series 2025-PARK, Class A
5.019% (1 Month SOFR + 1.393%), due 10/15/40 (a)(d)	1,479,000	1,482,698
NYC Trust
Series 2026-9W57, Class A
5.053%, due 6/6/40 (a)(j)	1,640,000	1,632,662
PLYM Commercial Mortgage Trust
Series 2026-IND, Class A
4.875% (1 Month SOFR + 1.25%), due 3/15/43 (a)(d)	542,000	542,338
PNW Trust
Series 2026-ARTE, Class A
5.337% (1 Month SOFR + 1.711%), due 4/15/41 (a)(d)	1,190,000	1,187,025
SCG Commercial Mortgage Trust
Series 2025-DLFN, Class A
4.825% (1 Month SOFR + 1.20%), due 3/15/35 (a)(d)	1,986,000	1,986,000
SMRT
Series 2022-MINI, Class A
4.626% (1 Month SOFR + 1.00%), due 1/15/39 (a)(d)	1,975,000	1,974,383
TEXAS Commercial Mortgage Trust
Series 2025-TWR, Class A
4.919% (1 Month SOFR + 1.293%), due 4/15/42 (a)(d)	562,000	561,298
Trust (The)
Series 2023-MIC, Class A
8.732%, due 12/5/38 (a)(j)	933,823	984,019
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
TYSN Mortgage Trust
Series 2023-CRNR, Class A
6.799%, due 12/10/33 (a)(j)	$ 1,489,099	$ 1,535,648
VASA Trust
Series 2021-VASA, Class A
4.64% (1 Month SOFR + 1.014%), due 7/15/39 (a)(d)	524,746	514,251
Wells Fargo Commercial Mortgage Trust
Series 2025-VTT, Class A
5.27%, due 3/15/38 (a)(j)	2,029,000	2,019,431
		60,127,138
Whole Loan (Collateralized Mortgage Obligations) 2.0%
A&D Mortgage Trust (a)
Series 2025-NQM4, Class A1
5.225%, due 10/25/70 (b)	436,030	433,521
Series 2024-NQM5, Class A1
5.699%, due 11/25/69	885,161	886,913
Angel Oak Mortgage Trust (a)
Series 2020-3, Class A2
2.41%, due 4/25/65 (c)	85,849	82,562
Series 2019-5, Class A1
2.593%, due 10/25/49 (c)	11,550	11,474
Series 2019-6, Class A1
2.62%, due 11/25/59 (c)	112,304	111,592
Series 2024-5, Class A1
4.95%, due 7/25/68 (b)	1,315,307	1,308,821
Series 2025-6, Class A1
5.515%, due 4/25/70 (b)	998,252	998,818
Bayview MSR Opportunity Master Fund Trust (a)
Series 2022-2, Class A1
3.00%, due 12/25/51 (c)	546,072	468,086
Series 2021-5, Class AF
4.478% (SOFR 30A + 0.85%), due 11/25/51 (d)	711,814	667,126
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1
4.828% (SOFR 30A + 1.20%), due 2/25/50 (a)(d)	694,307	684,006
Citigroup Mortgage Loan Trust
Series 2025-LTV1, Class A1
5.237%, due 12/25/55 (a)(c)	1,384,959	1,377,480
Connecticut Avenue Securities Trust (a)(d)
Series 2024-R01, Class 1M1
4.678% (SOFR 30A + 1.05%), due 1/25/44	159,190	159,115

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLIM VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(d) (continued)
Series 2025-R01, Class 1M1
4.728% (SOFR 30A + 1.10%), due 1/25/45	$ 92,374	$ 92,388
Series 2024-R03, Class 2M1
4.778% (SOFR 30A + 1.15%), due 3/25/44	74,348	74,359
Series 2025-R02, Class 1M1
4.778% (SOFR 30A + 1.15%), due 2/25/45	132,711	132,732
Series 2025-R05, Class 2M1
4.828% (SOFR 30A + 1.20%), due 7/25/45	410,830	411,205
Series 2023-R08, Class 1M1
5.128% (SOFR 30A + 1.50%), due 10/25/43	118,049	118,121
Series 2021-R03, Class 1M2
5.278% (SOFR 30A + 1.65%), due 12/25/41	540,229	541,909
Series 2023-R06, Class 1M1
5.328% (SOFR 30A + 1.70%), due 7/25/43	213,683	214,081
Series 2023-R07, Class 2M1
5.578% (SOFR 30A + 1.95%), due 9/25/43	66,295	66,437
Series 2022-R02, Class 2M2
6.628% (SOFR 30A + 3.00%), due 1/25/42	645,881	652,601
Series 2022-R05, Class 2M2
6.628% (SOFR 30A + 3.00%), due 4/25/42	515,392	521,410
Series 2022-R04, Class 1M2
6.728% (SOFR 30A + 3.10%), due 3/25/42	56,296	56,987
Series 2022-R01, Class 1B1
6.778% (SOFR 30A + 3.15%), due 12/25/41	800,000	806,231
EFMT
Series 2025-RTL1, Class A1
5.221%, due 11/25/40 (a)(b)	531,000	529,075
FHLMC STACR REMIC Trust (a)(d)
Series 2025-DNA1, Class M1
4.678% (SOFR 30A + 1.05%), due 1/25/45	217,110	217,109
Series 2025-DNA3, Class M1
4.728% (SOFR 30A + 1.10%), due 9/25/45	97,646	97,706
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(d) (continued)
Series 2025-HQA1, Class M1
4.778% (SOFR 30A + 1.15%), due 2/25/45	$ 362,694	$ 362,751
Series 2024-DNA2, Class M1
4.828% (SOFR 30A + 1.20%), due 5/25/44	155,979	156,101
Series 2025-DNA2, Class M1
4.828% (SOFR 30A + 1.20%), due 5/25/45	26,680	26,688
Series 2022-DNA2, Class M1A
4.928% (SOFR 30A + 1.30%), due 2/25/42	19,588	19,588
Series 2023-HQA3, Class M1
5.478% (SOFR 30A + 1.85%), due 11/25/43	246,619	247,773
Series 2023-HQA2, Class M1A
5.628% (SOFR 30A + 2.00%), due 6/25/43	12,967	12,975
Series 2021-HQA3, Class M2
5.728% (SOFR 30A + 2.10%), due 9/25/41	337,312	338,244
Series 2021-HQA4, Class M2
5.978% (SOFR 30A + 2.35%), due 12/25/41	1,107,647	1,113,340
Series 2022-DNA3, Class M1B
6.528% (SOFR 30A + 2.90%), due 4/25/42	540,004	547,899
Series 2022-DNA2, Class M2
7.378% (SOFR 30A + 3.75%), due 2/25/42	499,522	508,264
Series 2022-DNA3, Class M2
7.978% (SOFR 30A + 4.35%), due 4/25/42	289,638	297,331
Series 2022-DNA4, Class M2
8.878% (SOFR 30A + 5.25%), due 5/25/42	97,564	101,162
Series 2022-DNA6, Class M2
9.378% (SOFR 30A + 5.75%), due 9/25/42	231,398	244,160
Series 2022-DNA5, Class M2
10.378% (SOFR 30A + 6.75%), due 6/25/42	53,175	56,126
Finance of America Structured Securities Trust
Series 2025-S1, Class A1
3.50%, due 2/25/75 (a)	629,717	612,023
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
Flagstar Mortgage Trust
Series 2021-13IN, Class A2
3.00%, due 12/30/51 (a)(c)	$ 616,933	$ 530,370
GCAT Trust
Series 2023-INV1, Class A1
6.00%, due 8/25/53 (a)(c)	946,026	961,028
Homeward Opportunities Fund Trust (a)(b)
Series 2025-RRTL2, Class A1
5.237%, due 9/25/40	600,000	599,438
Series 2025-RRTL1, Class A1
5.476%, due 3/25/40	1,522,000	1,523,527
Series 2024-RRTL2, Class A1
5.989%, due 9/25/39	391,738	392,025
J.P. Morgan Mortgage Trust
Series 2025-5MPR, Class A1D
5.50%, due 11/25/55 (a)(b)	365,717	364,600
LHOME Mortgage Trust (a)(b)
Series 2026-RTL1, Class A1
4.908%, due 1/25/41	289,000	286,803
Series 2025-RTL3, Class A1
5.239%, due 8/25/40	428,000	427,613
Series 2024-RTL4, Class A1
5.921%, due 7/25/39	1,476,304	1,478,491
Series 2024-RTL3, Class A1
6.90%, due 5/25/29	540,453	541,100
Mello Mortgage Capital Acceptance (a)
Series 2024-SD1, Class A1
4.00%, due 4/25/54 (b)	422,007	412,873
Series 2021-INV2, Class A11
4.562% (SOFR 30A + 0.95%), due 8/25/51 (d)	526,367	496,141
Series 2021-INV3, Class A11
4.562% (SOFR 30A + 0.95%), due 10/25/51 (d)	661,118	624,899
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-SPL1, Class A1
4.25%, due 2/25/65 (a)(c)	677,981	655,828
New Residential Mortgage Loan Trust (a)
Series 2018-2A, Class A1
4.50%, due 2/25/58 (c)	76,153	74,658
Series 2024-NQM2, Class A1
5.117%, due 9/25/64 (c)	695,452	690,101
Series 2024-RTL2, Class A1
5.443%, due 9/25/39 (b)	627,000	626,505
OBX Trust (a)(c)
Series 2022-INV1, Class A1
3.00%, due 12/25/51	229,741	197,207
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
OBX Trust (a)(c) (continued)
Series 2022-INV1, Class A18
3.00%, due 12/25/51	$ 608,064	$ 517,030
Series 2026-NQM9, Class A1
5.47%, due 4/25/66	1,361,000	1,360,476
PRET Trust (a)(b)
Series 2025-RPL2, Class A1
4.00%, due 8/25/64	853,638	825,523
Series 2025-RPL1, Class A1
4.00%, due 7/25/69	778,855	754,877
Series 2025-RPL5, Class A1
4.15%, due 1/25/70	1,488,541	1,441,331
PRPM LLC (a)(b)
Series 2025-RPL4, Class A1
3.00%, due 5/25/55	1,102,654	1,045,170
Series 2024-RCF2, Class A1
3.75%, due 3/25/54	279,067	273,168
Series 2025-RCF4, Class A1
4.50%, due 8/25/55	532,259	522,072
RCKT Mortgage Trust
Series 2021-3, Class A21
4.428% (SOFR 30A + 0.80%), due 7/25/51 (a)(d)	473,934	443,149
Reneu Redi Q-1 Trust
Series 2026-RTL1, Class A1
5.892%, due 6/25/41 (a)(b)	904,000	904,083
Saluda Grade Alternative Mortgage Trust (a)(b)
Series 2025-RRTL1, Class A1
5.32%, due 10/25/40	831,000	823,719
Series 2026-RTL7, Class A1
5.749%, due 3/25/31	2,517,000	2,487,780
Series 2024-RTL6, Class A1
7.439%, due 7/25/30	1,239,333	1,237,911
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1
4.75%, due 9/25/60 (a)(c)	86,496	86,086
Sequoia Mortgage Trust (a)
Series 2013-5, Class A1
2.50%, due 5/25/43 (j)	123,905	109,555
Series 2020-2, Class A19
3.50%, due 3/25/50 (c)	42,719	38,090
Toorak Mortgage Trust
Series 2025-RRTL1, Class A1
5.524%, due 2/25/40 (a)(b)	510,000	510,455
TVC Mortgage Trust
Series 2026-RRTL1, Class A1
4.964%, due 2/25/41 (a)(b)	685,000	677,083

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLIM VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
UWM Mortgage Trust
Series 2021-INV1, Class A9
4.512% (SOFR 30A + 0.90%), due 8/25/51 (a)(d)	$ 635,774	$ 593,823
		41,900,878
Total Mortgage-Backed Securities (Cost $104,210,897)		103,944,385
U.S. Government & Federal Agencies 16.0%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.2%
FHLMC Gold Pools, 30 Year
4.00%, due 9/1/48	75,601	71,824
FHLMC Gold Pools, Other
4.50%, due 5/1/44	206,030	203,110
4.50%, due 3/1/50	297,914	280,772
UMBS Pool, 15 Year
2.50%, due 12/1/33	371,186	355,487
2.50%, due 11/1/34	76,812	72,301
2.50%, due 11/1/34	111,741	105,184
2.50%, due 6/1/37	1,138,285	1,072,286
3.00%, due 5/1/31	279,079	271,374
3.00%, due 9/1/32	79,852	77,052
3.00%, due 10/1/32	30,037	28,952
3.00%, due 1/1/33	49,199	47,397
3.00%, due 10/1/34	49,905	47,611
3.00%, due 10/1/34	111,921	106,864
UMBS Pool, 30 Year
2.50%, due 8/1/50	45,004	38,569
2.50%, due 8/1/50	20,291	17,426
2.50%, due 9/1/50	82,311	70,716
2.50%, due 5/1/51	538,227	454,552
2.50%, due 6/1/51	923,436	791,338
2.50%, due 8/1/51	132,370	111,604
2.50%, due 9/1/51	1,775,552	1,516,504
2.50%, due 10/1/51	2,158,185	1,837,540
2.50%, due 11/1/51	683,749	582,757
2.50%, due 1/1/52	120,667	103,872
2.50%, due 1/1/52	194,664	167,600
2.50%, due 2/1/52	301,192	257,835
2.50%, due 2/1/52	10,308	8,805
2.50%, due 3/1/52	50,636	43,270
2.50%, due 3/1/52	1,541,776	1,314,242
2.50%, due 5/1/52	599,544	503,712
2.50%, due 5/1/52	630,725	538,432
2.50%, due 1/1/54	1,145,575	959,449
	Principal Amount	Value

Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (continued)
UMBS Pool, 30 Year (continued)
3.00%, due 8/1/49	$ 33,373	$ 29,173
3.00%, due 12/1/49	34,241	30,324
3.00%, due 12/1/49	76,762	67,983
3.00%, due 2/1/52	152,810	134,391
3.00%, due 2/1/52	99,242	88,126
3.00%, due 3/1/52	143,525	127,249
3.00%, due 6/1/52	1,272,174	1,119,253
3.00%, due 6/1/52	59,889	53,212
3.00%, due 6/1/52	1,753,877	1,543,376
3.50%, due 7/1/46	60,392	55,830
3.50%, due 12/1/47	498,362	462,115
3.50%, due 2/1/48	121,325	111,891
3.50%, due 3/1/50	2,844	2,607
3.50%, due 4/1/52	36,928	34,000
3.50%, due 4/1/52	48,044	43,842
3.50%, due 4/1/52	143,414	131,873
3.50%, due 6/1/52	303,580	280,303
4.00%, due 3/1/47	18,022	17,205
4.00%, due 3/1/48	69,797	66,323
4.00%, due 4/1/48	1,469	1,393
4.00%, due 4/1/48	126,671	120,478
4.00%, due 5/1/48	275,428	261,344
4.00%, due 11/1/48	23,472	22,269
4.00%, due 12/1/48	291,337	276,482
4.00%, due 3/1/50	280,911	266,329
4.50%, due 3/1/48	95,311	92,562
4.50%, due 12/1/48	122,819	119,832
4.50%, due 6/1/49	22,889	22,362
4.50%, due 7/1/49	150,732	146,516
4.50%, due 7/1/49	27,856	27,074
4.50%, due 8/1/49	148,172	143,990
4.50%, due 1/1/50	24,961	24,230
4.50%, due 1/1/50	105,422	102,555
4.50%, due 9/1/50	804,482	782,109
4.50%, due 3/1/52	16,920	16,353
5.00%, due 9/1/48	7,821	7,835
5.00%, due 10/1/52	21,442	21,260
5.00%, due 10/1/52	623,596	617,115
5.00%, due 1/1/53	34,572	34,261
5.00%, due 1/1/53	31,943	31,719
5.00%, due 3/1/53	140,667	139,455
5.00%, due 3/1/53	135,574	134,357
5.00%, due 4/1/53	154,865	153,850
5.00%, due 5/1/53	319,591	317,498
5.00%, due 5/1/53	196,520	195,144
5.00%, due 5/1/53	10,206	10,219
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (continued)
UMBS Pool, 30 Year (continued)
5.00%, due 6/1/53	$ 53,725	$ 53,373
5.00%, due 6/1/53	39,595	39,173
5.00%, due 6/1/53	135,645	134,224
5.00%, due 6/1/53	93,977	92,508
5.00%, due 6/1/53	127,160	125,503
5.00%, due 1/1/56	5,300,531	5,249,762
5.00%, due 1/1/56	2,004,321	1,975,349
5.00%, due 1/1/56	1,285,945	1,266,758
5.00%, due 4/1/56	2,394,296	2,369,368
5.50%, due 9/1/52	324,766	329,288
5.50%, due 10/1/52	20,748	21,146
5.50%, due 5/1/53	228,630	232,213
5.50%, due 5/1/53	20,677	20,923
5.50%, due 6/1/53	65,276	66,045
5.50%, due 6/1/53	63,134	63,601
5.50%, due 7/1/53	328,765	335,070
5.50%, due 7/1/53	180,113	183,185
5.50%, due 9/1/53	332,471	340,104
5.50%, due 4/1/54	215,345	220,202
5.50%, due 12/1/54	2,596,496	2,620,697
5.50%, due 5/1/55	427,274	434,578
5.50%, due 6/1/55	118,566	120,904
5.50%, due 6/1/56	2,377,738	2,418,060
6.00%, due 4/1/40	199,543	209,342
6.00%, due 9/1/53	2,417,835	2,509,973
6.00%, due 9/1/53	1,788,575	1,870,979
6.00%, due 10/1/53	1,133,038	1,168,686
6.00%, due 11/1/55	362,119	372,751
6.50%, due 11/1/53	690,947	733,878
		46,123,747
Federal National Mortgage Association (Mortgage Pass-Through Securities) 4.0%
FNMA, Other
2.50%, due 3/1/62	3,143,997	2,568,451
2.50%, due 3/1/62	1,969,653	1,632,317
3.00%, due 2/1/43	9,705	8,831
3.00%, due 5/1/43	50,805	46,227
3.00%, due 2/1/57	640,989	554,473
3.00%, due 6/1/57	10,224	8,819
3.50%, due 8/1/56	761,757	684,963
4.50%, due 6/1/45	82,365	80,994
4.50%, due 7/1/50	693,017	653,145
5.00%, due 7/1/44	126,601	126,972
	Principal Amount	Value

Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 15 Year
2.50%, due 11/1/34	$ 115,209	$ 108,446
2.50%, due 12/1/36	925,753	872,129
3.00%, due 10/1/34	34,801	33,244
3.00%, due 11/1/34	9,104	8,670
3.00%, due 12/1/34	11,713	11,132
UMBS, 30 Year
2.00%, due 7/1/51	176,207	141,841
2.50%, due 8/1/50	93,746	80,217
2.50%, due 8/1/50	2,942,238	2,516,591
2.50%, due 2/1/51	1,913,822	1,602,666
2.50%, due 5/1/51	538,043	450,467
2.50%, due 1/1/52	599,329	513,627
2.50%, due 2/1/52	2,953,591	2,520,600
2.50%, due 2/1/52	1,503,286	1,267,489
2.50%, due 2/1/52	1,704,057	1,426,685
2.50%, due 3/1/52	448,847	385,507
2.50%, due 3/1/52	1,249,740	1,069,829
2.50%, due 3/1/52	38,157	32,838
2.50%, due 3/1/52	88,935	76,133
2.50%, due 3/1/52	86,963	74,522
2.50%, due 3/1/52	1,204,755	1,030,410
2.50%, due 3/1/52	114,463	97,812
2.50%, due 3/1/52	1,178,197	1,005,300
2.50%, due 5/1/52	3,076,042	2,627,080
2.50%, due 1/1/54	953,146	798,593
3.00%, due 1/1/43	33,462	30,344
3.00%, due 3/1/47	305,477	273,913
3.00%, due 9/1/49	577,794	511,158
3.00%, due 9/1/49	29,174	26,280
3.00%, due 7/1/50	940,407	828,735
3.00%, due 4/1/51	96,639	85,463
3.00%, due 3/1/52	556,469	492,030
3.00%, due 4/1/52	479,650	425,313
3.00%, due 4/1/52	405,620	359,210
3.00%, due 4/1/52	1,039,454	918,426
3.00%, due 7/1/52	682,824	600,746
3.00%, due 7/1/52	293,629	258,336
3.50%, due 8/1/47	48,810	45,491
3.50%, due 12/1/47	14,455	13,475
3.50%, due 12/1/47	20,373	18,951
3.50%, due 1/1/48	125,519	115,841
3.50%, due 3/1/48	24,623	22,903
3.50%, due 1/1/52	130,719	120,791
3.50%, due 2/1/52	351,864	324,887
3.50%, due 3/1/52	237,563	219,348
3.50%, due 4/1/52	72,774	66,556

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLIM VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year (continued)
3.50%, due 4/1/52	$ 207,164	$ 189,189
3.50%, due 4/1/52	74,682	68,683
3.50%, due 4/1/52	538,399	491,528
3.50%, due 5/1/52	904,390	826,973
3.50%, due 6/1/52	750,833	693,000
3.50%, due 7/1/52	64,566	59,729
4.00%, due 5/1/45	33,042	31,379
4.00%, due 1/1/48	278,875	261,079
4.00%, due 1/1/48	483,119	459,440
4.00%, due 3/1/48	79,204	75,290
4.00%, due 11/1/48	262,346	248,874
4.00%, due 12/1/48	38,903	36,905
4.00%, due 3/1/49	127,725	120,270
4.00%, due 4/1/50	101,863	96,375
4.00%, due 8/1/50	94,752	89,661
4.00%, due 3/1/51	21,856	20,730
4.00%, due 5/1/52	455,342	431,983
4.50%, due 11/1/42	36,367	35,964
4.50%, due 10/1/44	110,677	108,429
4.50%, due 3/1/45	182,534	178,817
4.50%, due 3/1/48	103,117	100,697
4.50%, due 8/1/48	57,039	55,326
4.50%, due 6/1/49	15,170	14,768
4.50%, due 8/1/49	23,049	22,407
4.50%, due 1/1/50	31,841	30,868
4.50%, due 10/1/50	542,584	527,566
4.50%, due 12/1/50	702,303	681,692
4.50%, due 4/1/52	20,190	19,442
4.50%, due 4/1/52	25,291	24,378
4.50%, due 4/1/52	63,528	61,400
4.50%, due 4/1/52	48,802	47,429
4.50%, due 4/1/52	16,657	16,099
4.50%, due 4/1/52	35,936	34,725
4.50%, due 5/1/52	91,882	88,784
4.50%, due 7/1/53	331,547	323,207
4.50%, due 8/1/53	290,139	282,659
5.00%, due 5/1/48	72,258	72,395
5.00%, due 10/1/52	154,602	153,590
5.00%, due 10/1/52	339,398	337,175
5.00%, due 1/1/53	192,880	191,789
5.00%, due 1/1/53	68,203	67,439
5.00%, due 2/1/53	79,591	78,905
5.00%, due 3/1/53	41,048	40,694
5.00%, due 4/1/53	91,251	90,432
5.00%, due 5/1/53	49,734	49,270
	Principal Amount	Value

Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year (continued)
5.00%, due 6/1/53	$ 70,908	$ 70,380
5.00%, due 6/1/53	54,696	54,205
5.00%, due 8/1/53	58,499	58,168
5.00%, due 12/1/55	1,798,422	1,786,975
5.50%, due 3/1/53	12,583	12,825
5.50%, due 4/1/53	7,449	7,592
5.50%, due 5/1/53	6,975	7,108
5.50%, due 5/1/53	13,610	13,772
5.50%, due 6/1/53	29,433	29,952
5.50%, due 7/1/53	78,243	79,177
5.50%, due 7/1/53	27,159	27,619
5.50%, due 9/1/53	2,880,693	2,935,942
5.50%, due 11/1/53	437,476	447,333
5.50%, due 3/1/54	807,303	825,514
5.50%, due 3/1/55	2,271,972	2,304,468
5.50%, due 11/1/55	2,691,229	2,737,830
6.00%, due 2/1/37	13,473	14,134
6.00%, due 1/1/54	1,032,796	1,081,622
6.00%, due 3/1/54	885,292	913,601
6.00%, due 10/1/55	251,289	258,324
UMBS, Single Family, 30 Year TBA (k)
2.50%, due 7/25/56	8,500,086	7,100,892
3.00%, due 7/25/56	128,000	111,580
4.50%, due 7/25/56	1,933,241	1,851,833
5.00%, due 7/25/56	4,251,290	4,176,900
6.00%, due 7/25/56	3,484,157	3,561,675
6.00%, due 8/25/56	13,368,843	13,622,940
		82,905,012
Government National Mortgage Association (Mortgage Pass-Through Securities) 1.0%
GNMA I, 30 Year
4.00%, due 1/15/45	281,353	267,914
4.50%, due 8/15/46	319,376	312,303
GNMA I, Single Family, 30 Year
4.00%, due 7/15/47	228,044	214,754
4.00%, due 8/15/47	30,748	29,114
4.00%, due 11/15/47	12,984	12,344
4.00%, due 12/15/47	49,449	46,550
GNMA II, 30 Year
2.50%, due 1/20/52	1,679,803	1,433,806
GNMA II, Single Family, 30 Year
2.50%, due 3/20/51	1,983,382	1,696,257
2.50%, due 7/15/56 TBA (k)	5,291,214	4,516,961
3.00%, due 11/20/46	1,549,471	1,394,516
3.00%, due 4/20/51	1,490,572	1,324,888
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Government National Mortgage Association (Mortgage Pass-Through Securities) (continued)
GNMA II, Single Family, 30 Year (continued)
3.00%, due 7/20/51	$ 1,004,485	$ 892,822
3.00%, due 8/20/51	2,312,677	2,055,584
3.50%, due 5/20/49	2,033,189	1,865,560
4.00%, due 8/20/47	12,814	11,982
4.00%, due 8/20/47	37,313	34,821
4.00%, due 8/20/47	12,361	11,546
4.00%, due 6/20/48	134,955	127,960
4.00%, due 7/15/56 TBA (k)	3,120,650	2,900,388
4.50%, due 2/20/48	27,052	26,542
4.50%, due 5/20/48	15,370	14,817
4.50%, due 5/20/48	45,853	44,199
5.00%, due 8/20/48	154,383	155,151
5.00%, due 7/15/56 TBA (k)	1,144,836	1,128,582
		20,519,361
United States Treasury Bonds 2.5%
U.S. Treasury Bonds
4.75%, due 2/15/56	20,369,000	19,786,574
5.00%, due 5/15/46	31,500,200	31,736,451
		51,523,025
United States Treasury Notes 6.3%
U.S. Treasury Notes
3.75%, due 4/30/28	1,660,200	1,648,202
4.125%, due 6/30/28	15,303,600	15,295,829
4.125%, due 5/31/31	51,592,900	51,403,457
4.125%, due 6/30/31	33,530,000	33,412,121
4.25%, due 5/31/33	4,304,900	4,288,757
4.375%, due 5/15/36	25,012,600	24,879,721
		130,928,087
Total U.S. Government & Federal Agencies (Cost $334,412,309)		331,999,232
Total Long-Term Bonds (Cost $711,581,550)		709,486,639

	Shares

Common Stocks 65.1%
Aerospace & Defense 1.7%
GE Aerospace	60,819	22,729,885
Howmet Aerospace, Inc.	47,983	12,900,709
		35,630,594
	Shares	Value

Banks 2.0%
JPMorgan Chase & Co.	89,275	$ 29,222,386
PNC Financial Services Group, Inc. (The)	45,813	11,280,077
		40,502,463
Beverages 0.6%
Monster Beverage Corp. (l)	129,368	12,434,852
Biotechnology 1.4%
AbbVie, Inc.	67,031	16,867,681
Revolution Medicines, Inc. (l)	26,582	4,978,277
Vertex Pharmaceuticals, Inc. (l)	13,414	6,663,136
		28,509,094
Broadline Retail 3.1%
Amazon.com, Inc. (l)	268,205	63,923,980
Building Products 0.7%
Trane Technologies plc	28,924	14,206,312
Capital Markets 2.8%
CME Group, Inc.	53,292	11,768,473
Goldman Sachs Group, Inc. (The)	17,527	17,726,282
Intercontinental Exchange, Inc.	83,185	10,240,905
Morgan Stanley	90,449	18,907,459
		58,643,119
Chemicals 0.3%
Ecolab, Inc.	26,041	7,255,283
Communications Equipment 1.1%
Arista Networks, Inc. (l)	69,980	11,888,202
Motorola Solutions, Inc.	27,628	11,473,632
		23,361,834
Consumer Finance 1.2%
American Express Co.	72,683	24,585,025
Consumer Staples Distribution & Retail 0.9%
Costco Wholesale Corp.	10,568	9,886,047
Target Corp.	61,304	8,006,915
		17,892,962
Electric Utilities 1.3%
American Electric Power Co., Inc.	65,141	8,911,940
Duke Energy Corp.	98,311	12,444,206
Southern Co. (The)	59,650	5,709,102
		27,065,248

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLIM VP Janus Henderson Balanced Portfolio

	Shares	Value
Common Stocks (continued)
Electrical Equipment 1.8%
Eaton Corp. plc	34,295	$ 14,613,785
Emerson Electric Co.	46,464	6,651,322
GE Vernova, Inc.	13,145	15,443,535
		36,708,642
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., Class A	102,436	18,061,516
Entertainment 1.3%
Netflix, Inc. (l)	138,108	9,860,911
Walt Disney Co. (The)	173,166	16,667,228
		26,528,139
Financial Services 2.0%
Mastercard, Inc., Class A	48,057	24,682,075
Visa, Inc., Class A	47,903	16,435,040
		41,117,115
Ground Transportation 0.9%
Uber Technologies, Inc. (l)	91,761	6,621,474
Union Pacific Corp.	47,023	12,790,256
		19,411,730
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	149,525	13,567,899
Boston Scientific Corp. (l)	126,371	5,393,514
Intuitive Surgical, Inc. (l)	20,665	8,218,057
Stryker Corp.	47,591	14,983,550
		42,163,020
Health Care Providers & Services 0.8%
HCA Healthcare, Inc.	15,960	6,222,645
UnitedHealth Group, Inc.	22,426	9,320,918
		15,543,563
Hotels, Restaurants & Leisure 2.2%
Booking Holdings, Inc.	51,281	9,140,325
Hilton Worldwide Holdings, Inc.	34,765	11,488,442
McDonald's Corp.	45,762	12,369,926
Royal Caribbean Cruises Ltd.	37,807	12,004,857
		45,003,550
Insurance 0.9%
Progressive Corp. (The)	89,106	19,465,206
Interactive Media & Services 5.0%
Alphabet, Inc., Class C	260,145	91,917,033
	Shares	Value

Interactive Media & Services (continued)
Meta Platforms, Inc., Class A	20,328	$ 11,450,559
		103,367,592
Life Sciences Tools & Services 0.7%
Danaher Corp.	77,220	14,708,866
Machinery 0.5%
Deere & Co.	17,514	11,109,656
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	169,699	10,672,370
Oil, Gas & Consumable Fuels 1.2%
Chevron Corp.	91,485	15,164,554
ConocoPhillips	96,224	10,003,447
		25,168,001
Pharmaceuticals 2.7%
Eli Lilly & Co.	27,163	32,580,117
Johnson & Johnson	76,761	19,494,991
Zoetis, Inc.	50,334	3,617,001
		55,692,109
Semiconductors & Semiconductor Equipment 14.6%
Advanced Micro Devices, Inc. (l)	19,564	11,364,922
Analog Devices, Inc.	17,707	7,032,689
Broadcom, Inc.	136,497	51,561,742
KLA Corp.	115,854	34,954,310
Lam Research Corp.	83,317	36,103,756
Micron Technology, Inc.	38,677	44,644,474
NVIDIA Corp.	578,942	115,840,505
		301,502,398
Software 3.7%
Cadence Design Systems, Inc. (l)	24,219	9,089,875
Microsoft Corp.	181,736	67,791,163
		76,881,038
Specialty Retail 1.9%
Home Depot, Inc. (The)	41,864	14,764,596
O'Reilly Automotive, Inc. (l)	139,245	12,823,072
TJX Cos., Inc. (The)	78,727	11,927,140
		39,514,808
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	190,012	54,981,872
Seagate Technology Holdings plc	9,514	9,181,010
		64,162,882
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc., Class B	140,165	$ 5,753,773
Tobacco 1.0%
Philip Morris International, Inc.	111,407	20,154,640
Total Common Stocks (Cost $793,808,826)		1,346,701,380
Short-Term Investments 2.6%
Affiliated Investment Company 2.4%
NYLIM U.S. Government Liquidity Fund, 3.551% (m)	50,068,860	50,068,860
Unaffiliated Investment Companies 0.2%
Allspring Government Money Market Fund, 3.64% (m)(n)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 3.644% (m)(n)	2,757,380	2,757,380
		3,757,380
Total Short-Term Investments (Cost $53,826,240)		53,826,240
Total Investments (Cost $1,559,216,616)	102.0%	2,110,014,259
Other Assets, Less Liabilities	(2.0)	(40,460,096)
Net Assets	100.0%	$ 2,069,554,163

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon—Rate shown was the rate in effect as of June 30, 2026.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of June 30, 2026.
(d)	Floating rate—Rate shown was the rate in effect as of June 30, 2026.
(e)	Delayed delivery security.
(f)	Restricted security. (See Note 5)
(g)	Fixed to floating rate—Rate shown was the rate in effect as of June 30, 2026.
(h)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	All or a portion of this security was held on loan. As of June 30, 2026, the aggregate market value of securities on loan was $3,967,988; the total market value of collateral held by the Portfolio was $4,107,050. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $349,670. The Portfolio received cash collateral with a value of $3,757,380. (See Note 2(K))
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of June 30, 2026.
(k)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of June 30, 2026, the total net market value was $38,971,751, which represented 1.9% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(l)	Non-income producing security.
(m)	Current yield as of June 30, 2026.
(n)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 47,591	$ 167,484	$ (165,006)	$ —	$ —	$ 50,069	$ 897	$ —	50,069

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLIM VP Janus Henderson Balanced Portfolio

Futures Contracts
As of June 30, 2026, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	933	September 2026	$ 192,330,024	$ 192,321,914	$ (8,110)
U.S. Treasury 5 Year Notes	767	September 2026	81,821,283	82,104,953	283,670
U.S. Treasury 10 Year Ultra Bonds	13	September 2026	1,443,421	1,462,094	18,673
U.S. Treasury Long Bonds	97	September 2026	10,738,799	11,009,500	270,701
U.S. Treasury Ultra Bonds	73	September 2026	8,297,577	8,479,406	181,829
Total Long Contracts					746,763
Short Contracts
U.S. Treasury 10 Year Notes	(213)	September 2026	(23,323,543)	(23,406,703)	(83,160)
Net Unrealized Appreciation					$ 663,603

1.	As of June 30, 2026, cash in the amount of $2,780,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2026.
Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 107,440,551	$ —	$ 107,440,551
Corporate Bonds	—	150,584,009	—	150,584,009
Loan Assignments	—	15,518,462	—	15,518,462
Mortgage-Backed Securities	—	103,944,385	—	103,944,385
U.S. Government & Federal Agencies	—	331,999,232	—	331,999,232
Total Long-Term Bonds	—	709,486,639	—	709,486,639
Common Stocks	1,346,701,380	—	—	1,346,701,380
Short-Term Investments
Affiliated Investment Company	50,068,860	—	—	50,068,860
Unaffiliated Investment Companies	3,757,380	—	—	3,757,380
Total Short-Term Investments	53,826,240	—	—	53,826,240
Total Investments in Securities	1,400,527,620	709,486,639	—	2,110,014,259
Other Financial Instruments
Futures Contracts (b)	754,873	—	—	754,873
Total Investments in Securities and Other Financial Instruments	$ 1,401,282,493	$ 709,486,639	$ —	$ 2,110,769,132
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (91,270)	$ —	$ —	$ (91,270)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLIM VP Janus Henderson Balanced Portfolio

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,509,147,756) including securities on loan of $3,967,988	$2,059,945,399
Investment in affiliated investment companies, at value (identified cost $50,068,860)	50,068,860
Cash	175,252
Cash denominated in foreign currencies (identified cost $4)	4
Cash collateral on deposit at broker for futures contracts	2,780,000
Receivables:
Investment securities sold	20,890,128
Dividends and interest	5,152,795
Portfolio shares sold	957,397
Securities lending	6,281
Other assets	14,219
Total assets	2,139,990,335
Liabilities
Cash collateral received for securities on loan	3,757,380
Payables:
Investment securities purchased	64,110,334
Manager (See Note 3)	906,398
Portfolio shares redeemed	819,945
Distribution/Service fees (See Note 3)	341,216
Variation margin on futures contracts	313,017
Custodian	61,872
Professional fees	43,625
Shareholder communication	39,218
Variation margin on centrally cleared swap contracts	28,935
Trustees	6,018
Accrued expenses	8,214
Total liabilities	70,436,172
Net assets	$2,069,554,163
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$115,672
Additional paid-in-capital	1,277,766,757
1,277,882,429
Total distributable earnings (loss)	791,671,734
Net assets	$2,069,554,163
Initial Class
Net assets applicable to outstanding shares	$395,855,702
Shares of beneficial interest outstanding	21,912,948
Net asset value per share outstanding	$18.06
Service Class
Net assets applicable to outstanding shares	$1,673,698,461
Shares of beneficial interest outstanding	93,759,214
Net asset value per share outstanding	$17.85

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$16,616,684
Dividends-unaffiliated	7,836,398
Dividends-affiliated	897,197
Securities lending, net	55,083
Total income	25,405,362
Expenses
Manager (See Note 3)	5,357,019
Distribution/Service—Service Class (See Note 3)	2,009,343
Professional fees	109,655
Custodian	99,792
Shareholder communication	85,550
Trustees	34,981
Miscellaneous	38,673
Total expenses	7,735,013
Net investment income (loss)	17,670,349
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	97,700,937
Futures transactions	(5,702,306)
Swap transactions	(214,790)
Net realized gain (loss)	91,783,841
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(31,404,093)
Futures contracts	1,371,379
Net change in unrealized appreciation (depreciation)	(30,032,714)
Net realized and unrealized gain (loss)	61,751,127
Net increase (decrease) in net assets resulting from operations	$79,421,476
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLIM VP Janus Henderson Balanced Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$17,670,349	$32,323,740
Net realized gain (loss)	91,783,841	97,209,855
Net change in unrealized appreciation (depreciation)	(30,032,714)	130,007,200
Net increase (decrease) in net assets resulting from operations	79,421,476	259,540,795
Distributions to shareholders:
Initial Class	—	(24,900,173)
Service Class	—	(97,508,003)
Total distributions to shareholders	—	(122,408,176)
Capital share transactions:
Net proceeds from sales of shares	111,794,547	251,819,190
Net asset value of shares issued to shareholders in reinvestment of distributions	—	122,408,176
Cost of shares redeemed	(137,569,383)	(251,474,253)
Increase (decrease) in net assets derived from capital share transactions	(25,774,836)	122,753,113
Net increase (decrease) in net assets	53,646,640	259,885,732
Net Assets
Beginning of period	2,015,907,523	1,756,021,791
End of period	$2,069,554,163	$2,015,907,523
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$17.35	$16.09	$14.16	$12.95	$17.04	$15.21
Net investment income (loss) (a)	0.17	0.33	0.32	0.30	0.21	0.17
Net realized and unrealized gain (loss)	0.54	2.07	1.91	1.65	(3.06)	2.42
Total from investment operations	0.71	2.40	2.23	1.95	(2.85)	2.59
Less distributions:
From net investment income	—	(0.32)	(0.30)	(0.20)	(0.17)	(0.22)
From net realized gain on investments	—	(0.82)	—	(0.54)	(1.07)	(0.54)
Total distributions	—	(1.14)	(0.30)	(0.74)	(1.24)	(0.76)
Net asset value at end of period	$18.06	$17.35	$16.09	$14.16	$12.95	$17.04
Total investment return (b)	4.09%	15.05%	15.72%	15.52%	(16.39)%	17.35%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.98%††	1.93%	2.10%	2.18%	1.43%	1.03%
Net expenses (c)	0.57%††	0.58%	0.57%	0.57%	0.57%	0.57%
Portfolio turnover rate	76%	103%	122%	143%	197%	103%(d)
Net assets at end of period (in 000's)	$395,856	$397,855	$377,172	$362,920	$348,495	$453,022

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls was 60% for the year ended December 31, 2021.

	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$17.17	$15.94	$14.04	$12.84	$16.90	$15.10
Net investment income (loss) (a)	0.15	0.28	0.28	0.26	0.17	0.12
Net realized and unrealized gain (loss)	0.53	2.05	1.88	1.65	(3.03)	2.41
Total from investment operations	0.68	2.33	2.16	1.91	(2.86)	2.53
Less distributions:
From net investment income	—	(0.28)	(0.26)	(0.17)	(0.13)	(0.19)
From net realized gain on investments	—	(0.82)	—	(0.54)	(1.07)	(0.54)
Total distributions	—	(1.10)	(0.26)	(0.71)	(1.20)	(0.73)
Net asset value at end of period	$17.85	$17.17	$15.94	$14.04	$12.84	$16.90
Total investment return (b)	3.96%	14.76%	15.43%	15.23%	(16.60)%	17.06%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.72%††	1.68%	1.85%	1.93%	1.18%	0.77%
Net expenses (c)	0.82%††	0.83%	0.82%	0.82%	0.82%	0.82%
Portfolio turnover rate	76%	103%	122%	143%	197%	103%(d)
Net assets at end of period (in 000's)	$1,673,698	$1,618,053	$1,378,850	$1,169,910	$1,021,306	$1,253,044

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls was 60% for the year ended December 31, 2021.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLIM VP Janus Henderson Balanced Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP Janus Henderson Balanced Portfolio (the "Portfolio") (formerly known as NYLI VP Janus Henderson Balanced Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term capital growth, consistent with preservation of capital and balanced by current income.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

27

Notes to Financial Statements (Unaudited) (continued)
to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represent the pricing agent’s

28	NYLIM VP Janus Henderson Balanced Portfolio

good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution
29

Notes to Financial Statements (Unaudited) (continued)
and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(I) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have

30	NYLIM VP Janus Henderson Balanced Portfolio

established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(J) Swap Contracts. The Portfolio may enter into credit default, interest rate, equity, index and currency exchange rate swap contracts (“swaps”). In a typical swap transaction, two parties agree to exchange the future returns (or differentials in rates of future returns) earned or realized at periodic intervals on a particular investment or instrument based on a notional principal amount. Generally, the Portfolio will enter into a swap on a net basis, which means that the two payment streams under the swap are netted, with the Portfolio receiving or paying (as the case may be) only the net amount of the two payment streams. Therefore, the Portfolio's current obligation under a swap generally will be equal to the net amount to be paid or received under the swap, based on the relative value of notional positions attributable to each counterparty to the swap. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank in accordance with the terms of the swap. Swap agreements may be privately negotiated and executed in the over-the-counter (“OTC”) market or may be executed on a multilateral or other trade facility platforms, such as a designated contract market or swap execution facility (“centrally cleared swaps”).
Certain standardized swaps, including certain credit default and interest rate swaps, are subject to mandatory clearing and exchange-trading, and more types of standardized swaps are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for exchange-traded and cleared derivatives is expected to be generally lower than for uncleared derivatives, but cleared contracts are not risk-free. In a cleared derivative transaction, the Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio's exposure to the credit risk of its original counterparty. The Portfolio will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared transaction.
Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. Any payments made or received upon entering into a swap would be amortized or accreted over the life of the swap and recorded as a realized gain or loss. Early termination of a swap is recorded as a realized gain or loss. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statement of Assets and Liabilities.
The Portfolio bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The Portfolio may be able to eliminate its exposure under a swap either by assignment or other disposition, or by entering into an offsetting swap with the same party or a similar credit-worthy party. Swaps are not actively traded on financial markets. Entering into swaps involves elements of credit, market, leverage, liquidity, operational, counterparty and legal/documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibilities that there will be no liquid market for these swaps, that the counterparty to the swaps may default on its obligation to perform or disagree as to the meaning of the contractual terms in the swaps and that there may be unfavorable changes in interest rates, the price of the index or the security underlying these transactions, among other risks.
Credit Default Swaps : The Portfolio may enter into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation. The types of reference obligations underlying the swaps that may be entered into by the Portfolio include debt obligations of a single issuer of corporate or sovereign debt, a basket of obligations of different issuers or a credit index. A credit index is an equally-weighted credit default swap index that is designed to track a representative segment of the credit default swap market (e.g., investment grade, high volatility, below investment grade or emerging markets) and provides an investor with exposure to specific "baskets" of issuers of certain debt instruments. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically. Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default. Selling protection effectively adds leverage to a portfolio up to the notional amount of the swap agreement. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and
31

Notes to Financial Statements (Unaudited) (continued)
net amounts received from credit default swaps purchased with the identical reference obligation.
(K) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(L) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchases and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(M) Delayed Delivery Transactions.  The Portfolio may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Portfolio has sold a security it owns on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of June 30, 2026, are shown in the Portfolio of Investments.
(N) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Portfolio may invest in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds"), which are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or a total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer or guarantor may fail to pay interest and principal in a timely manner.
The Portfolio’s investments may include loans which are usually rated below investment grade and are generally considered speculative

32	NYLIM VP Janus Henderson Balanced Portfolio

because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Portfolio’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
The Portfolio may invest in foreign securities, both debt and equity securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(O) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(P) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
The Portfolio utilized credit default swap agreements to manage its exposure to credit risk.
Fair value of derivative instruments as of June 30, 2026:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$754,873
Total Fair Value	$754,873

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(91,270)
Total Fair Value	$(91,270)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2026:
Net Realized Gain (Loss) from:	Credit Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$(5,702,306)	$(5,702,306)
Swap Transactions	(214,790)	—	(214,790)
Total Net Realized Gain (Loss)	$(214,790)	$(5,702,306)	$(5,917,096)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$1,371,379
Total Net Change in Unrealized Appreciation (Depreciation)	$1,371,379

33

Notes to Financial Statements (Unaudited) (continued)
Average Notional Amount	Total
Futures Contracts Long	$309,845,288
Futures Contracts Short	$(26,538,622)
Swap Contracts Short (a)	$34,000,000

(a)	Positions were open for two months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Janus Henderson Investors US LLC (“Janus” or the “Subadvisor”), a registered investment adviser and wholly-owned subsidiary of Janus Henderson Group plc, doing business as Janus Henderson Investors, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investment Management and Janus, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.55% up to $1 billion; 0.525% from $1 billion to $2 billion; and 0.515% in excess of $2 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.54% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $5,357,019 and paid the Subadvisor fees in the amount of $2,517,308.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,560,214,461	$583,809,348	$(34,009,550)	$549,799,798
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$35,245,058
Long-Term Capital Gains	87,163,118
Total	$122,408,176

Note 5–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
34	NYLIM VP Janus Henderson Balanced Portfolio

As of June 30, 2026, restricted securities held by the Portfolio were as follows:
Security	Date of Acquisition	Principal Amount	Cost	6/30/26 Value	Percent of Net Assets
Libra Solutions LLC
Asset-Backed Securities 5.88%, due 9/30/38	9/27/24	$ 327,000	$ 326,952	$ 323,465	0.0% ‡

‡	Less than one-tenth of a percent.

Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 7–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 9–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of U.S. government securities were $585,097 and $562,466, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $935,179 and $962,344, respectively.
Note 10–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	255,748	$4,464,912
Shares redeemed	(1,268,106)	(22,091,838)
Net increase (decrease)	(1,012,358)	$(17,626,926)
Year ended December 31, 2025:
Shares sold	666,612	$11,274,064
Shares issued to shareholders in reinvestment of distributions	1,454,237	24,900,173
Shares redeemed	(2,633,013)	(44,288,633)
Net increase (decrease)	(512,164)	$(8,114,396)

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	6,220,382	$107,329,635
Shares redeemed	(6,697,335)	(115,477,545)
Net increase (decrease)	(476,953)	$(8,147,910)
Year ended December 31, 2025:
Shares sold	14,424,796	$240,545,126
Shares issued to shareholders in reinvestment of distributions	5,752,549	97,508,003
Shares redeemed	(12,446,661)	(207,185,620)
Net increase (decrease)	7,730,684	$130,867,509

35

Notes to Financial Statements (Unaudited) (continued)
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
36	NYLIM VP Janus Henderson Balanced Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
37

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
At its June 1, 2026 meeting, the Board of Trustees of NYLIM VP Funds Trust (“Board” of the “Trust”), including the Trustees who are not an “interested person” (as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) of the Trust (“Independent Trustees”) voting separately, unanimously approved the Subadvisory Agreement between New York Life Investment Management LLC (“New York Life Investments”) and Janus Henderson Investors US LLC (“Janus Henderson”) with respect to the NYLI VP Janus Henderson Balanced Portfolio (“Portfolio”) (“Subadvisory Agreement”).
The Board was asked to consider the approval of the Subadvisory Agreement in anticipation of the anticipated acquisition of Janus Henderson Group plc, Janus Henderson’s parent company, by Trian Fund Management, L.P. and General Catalyst Group Management, LLC, which was deemed to constitute a change of control of Janus Henderson, and, as required by the 1940 Act, result in the corresponding automatic termination of the then-previous subadvisory agreement between New York Life Investments and Janus Henderson with respect to the Portfolio. Under the terms of an exemptive order issued by the Securities and Exchange Commission, New York Life Investments, on behalf of the Portfolio and subject to the approval of the Board, is permitted to retain, and materially amend subadvisory agreements with, subadvisors unaffiliated with New York Life Investments and certain subadvisors affiliated with New York Life Investments without shareholder approval. This authority is subject to certain conditions.
In reaching the decision to approve the Subadvisory Agreement, the Board considered information and materials furnished by New York Life Investments and Janus Henderson in connection with the Board’s consideration of the previous subadvisory agreement between New York Life Investments and Janus Henderson, on behalf of the Portfolio (“Prior Contract Review Process”), as well as other information and materials furnished to the Board and its Committees throughout the year and provided by Janus Henderson specifically in connection with the change of control of Janus Henderson, as deemed relevant and appropriate by the Trustees. The Board considered information and materials furnished by New York Life Investments and Janus Henderson in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. In addition, the Board considered its experience with Janus Henderson and knowledge of Janus Henderson’s capabilities and resources, including in connection with the Prior Contract Review Process.
The Board also considered information from Janus Henderson that the change of control of Janus Henderson is not expected to have an impact on the nature, extent and quality of services provided by Janus Henderson. The Board noted that there were no material differences between the previous subadvisory agreement between New York Life Investments and Janus Henderson and the Subadvisory Agreement. In
addition, the Trustees considered information provided by Janus Henderson regarding the anticipated impact of the acquisition of Janus Henderson Group plc, Janus Henderson’s parent company, by Trian Fund Management, L.P. and General Catalyst Group Management, LLC, including with respect to Janus Henderson’s resources and capabilities.
In considering the Subadvisory Agreement, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the Subadvisory Agreement with respect to the Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services to be provided to the Portfolio by Janus Henderson; (ii) the qualifications of the portfolio managers of the Portfolio and the historical investment performance of the Portfolio and Janus Henderson; (iii) the costs of the services to be provided, and profits to be realized, by Janus Henderson with respect to its relationship with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s shareholders; and (v) the reasonableness of the Portfolio’s subadvisory fees and total ordinary operating expenses.
Although individual Trustees may have weighed certain factors or information differently, the Board’s decision to approve the Subadvisory Agreement was based on a consideration of information provided to the Board throughout the year and during the Prior Contract Review Process, as well as information provided to the Board specifically in connection with its review of the Subadvisory Agreement. The Board’s decision with respect to the Subadvisory Agreement may have also been based, in part, on the Board’s knowledge of Janus Henderson resulting from, among other things, the Board’s consideration of the advisory agreements for other funds in the New York Life Investments Group of Funds and the previous subadvisory agreement with respect to the Portfolio, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. The factors that figured prominently in the Board’s decision to approve the Subadvisory Agreement during its June 1, 2026 meeting are summarized in more detail below, and the Board did not consider any factor or information controlling in reaching such decision.
Nature, Extent and Quality of Services to Be Provided by Janus Henderson
In considering the Subadvisory Agreement, the Board examined the nature, extent and quality of the investment advisory services that Janus Henderson historically had provided to the Portfolio. Based on information

38

provided to the Board, the Board acknowledged Janus Henderson’s historical service to the Portfolio and took note of the experience of Janus Henderson’s portfolio managers, the number of accounts managed by the portfolio managers and Janus Henderson’s method for compensating the portfolio managers. The Board considered Janus Henderson’s continued willingness to invest in personnel and other resources to service and support the Portfolio. The Board also considered the experience of investment advisory and other senior personnel at Janus Henderson and Janus Henderson’s overall resources, legal and compliance environment, capabilities and history. Based on these considerations, among others, the Board concluded that the Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating the Portfolio’s investment performance, the Board considered investment performance results over various periods in light of the Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, the Portfolio’s performance provided to the Board throughout the year, including information showing the Portfolio’s investment performance compared to the Portfolio’s relevant benchmarks. The Board also considered information provided to the Board showing the investment performance of the Portfolio as compared to a group of peer funds. Based on these considerations, among others, the Board concluded that its review of the Portfolio’s investment performance and related information supported a determination to approve the Subadvisory Agreement.
Costs of the Services to be Provided, and Profits to be Realized, by Janus Henderson
The Board considered the costs of the services to be provided under the Subadvisory Agreement.  The Board also considered the profitability of Janus Henderson due to its relationship with the Portfolio.  With respect to the profitability of Janus Henderson’s relationship with the Portfolio, the Board considered information from New York Life Investments that Janus Henderson’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the Portfolio, and the relevance of Janus Henderson’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the Portfolio.
In evaluating the costs of the services to be provided by Janus Henderson under the Subadvisory Agreement and profits expected to be realized by Janus Henderson due to its relationship with the Portfolio, the Board considered, among other factors, Janus Henderson’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of the Portfolio, and that New York Life Investments is responsible for paying the subadvisory fee for the Portfolio. The Board also considered the financial resources of Janus Henderson and acknowledged that Janus Henderson must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for Janus Henderson to continue to provide high-quality services to the Portfolio.
The Board also considered certain fall-out benefits that may be realized by Janus Henderson and its affiliates due to its relationship with the Portfolio, including reputational and other indirect benefits. The Board recognized, for example, the benefits to Janus Henderson from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to Janus Henderson in exchange for commissions paid by the Portfolio with respect to trades in the Portfolio’s portfolio securities.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits to be realized by Janus Henderson due to its relationship with the Portfolio are the result of arm’s-length negotiations between New York Life Investments and Janus Henderson, acknowledging that any such profits are based on the subadvisory fee paid to Janus Henderson by New York Life Investments, not the Portfolio. The Board considered that other expected benefits that may accrue to Janus Henderson are consistent with those expected for a subadvisor to a mutual fund.
Subadvisory Fee and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee to be paid under the Subadvisory Agreement and the Portfolio’s total ordinary operating expenses, taking into account information provided to the Board. The Board considered that the fee to be paid to Janus Henderson under the Subadvisory Agreement is paid by New York Life Investments, not the Portfolio, and will result in no increase in the Portfolio’s expenses and is the same subadvisory fee as paid under the previous subadvisory agreement.
Based on the factors outlined above, among other considerations, the Board concluded that the Portfolio’s total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered that Janus Henderson’s subadvisory fee is paid by New York Life Investments, not the Portfolio, and the relevance of economies of scale with respect to the Subadvisory Agreement was considered by the Trustees in that context. The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to the Portfolio and whether the Portfolio’s expense structure permits economies of scale, if any, to be appropriately shared with the Portfolio’s shareholders, taking into account information provided to the Board. Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of the Portfolio’s shareholders through the Portfolio’s expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve the Subadvisory Agreement.
39

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
40

NYLIM VP MacKay Convertible Portfolio
(formerly known as NYLI VP MacKay Convertible Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Principal Amount	Value
Convertible Securities 95.1%
Convertible Bonds 80.3%
Aerospace & Defense 0.7%
BWX Technologies, Inc.
(zero coupon), due 11/1/30 (a)	$ 8,720,000	$ 8,951,080
Automobile Components 0.8%
Patrick Industries, Inc.
1.75%, due 12/1/28	7,616,000	11,289,692
Automobiles 0.7%
Rivian Automotive, Inc.
4.625%, due 3/15/29	8,137,000	9,663,442
Biotechnology 7.0%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27	5,744,000	6,920,645
Arrowhead Pharmaceuticals, Inc.
(zero coupon), due 1/15/32	6,846,000	8,197,700
Bridgebio Pharma, Inc.
2.25%, due 2/1/29	13,989,000	15,532,686
Halozyme Therapeutics, Inc. (a)
(zero coupon), due 2/15/31 (b)	7,628,000	8,225,435
0.875%, due 11/15/32	7,627,000	8,399,598
Ionis Pharmaceuticals, Inc.
(zero coupon), due 12/1/30 (a)(b)	12,359,000	13,193,232
Mirum Pharmaceuticals, Inc.
(zero coupon), due 6/1/32 (a)(b)	15,648,000	16,946,784
Revolution Medicines, Inc.
0.50%, due 5/1/33	12,001,000	15,056,280
		92,472,360
Broadline Retail 1.4%
Etsy, Inc.
0.125%, due 10/1/26	18,475,000	18,848,195
Commercial Services & Supplies 1.4%
Tetra Tech, Inc.
2.25%, due 8/15/28	17,683,000	18,642,303
Communications Equipment 2.2%
Ciena Corp.
(zero coupon), due 9/15/31 (a)	2,930,000	3,091,150
Lumentum Holdings, Inc.
0.50%, due 6/15/28	3,985,000	26,020,057
		29,111,207
	Principal Amount	Value

Construction & Engineering 1.0%
Fluor Corp.
1.125%, due 8/15/29 (b)	$ 10,096,000	$ 13,394,868
Consumer Finance 0.8%
Upstart Holdings, Inc.
1.00%, due 11/15/30	12,436,000	10,195,162
Consumer Staples Distribution & Retail 1.5%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28	8,827,000	19,755,709
Electric Utilities 1.0%
PG&E Corp.
4.25%, due 12/1/27	13,319,000	13,628,667
Electrical Equipment 0.9%
Bloom Energy Corp.
(zero coupon), due 11/15/30 (a)	6,475,000	11,863,819
Electronic Equipment, Instruments & Components 3.7%
Advanced Energy Industries, Inc.
(zero coupon), due 5/15/31 (a)	8,803,000	9,642,267
Avnet, Inc.
1.75%, due 9/1/30 (a)	9,200,000	12,893,800
Mirion Technologies, Inc.
0.25%, due 6/1/30 (a)	9,354,000	9,992,410
OSI Systems, Inc.
0.50%, due 2/1/31 (a)	17,392,000	16,363,942
		48,892,419
Energy Equipment & Services 0.1%
ProPetro Holding Corp.
(zero coupon), due 11/15/31 (a)	1,387,000	1,313,281
Entertainment 4.6%
IMAX Corp.
0.75%, due 11/15/30 (a)	12,846,000	14,686,189
Liberty Media Corp.-Liberty Formula One
2.25%, due 8/15/27	14,461,000	17,946,101
Live Nation Entertainment, Inc.
2.875%, due 1/15/30 (b)	14,525,000	17,371,900
Sirius XM Holdings, Inc.
3.75%, due 3/15/28	9,478,000	10,883,114
		60,887,304

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Convertible Bonds (continued)
Financial Services 1.5%
Affirm Holdings, Inc.
0.75%, due 12/15/29	$ 11,989,000	$ 14,024,133
Euronet Worldwide, Inc.
0.625%, due 10/1/30 (a)	6,930,000	6,253,984
		20,278,117
Food Products 2.0%
Freshpet, Inc.
3.00%, due 4/1/28	12,041,000	13,997,663
Post Holdings, Inc.
2.50%, due 8/15/27 (b)	11,766,000	12,207,225
		26,204,888
Ground Transportation 1.9%
Knight-Swift Transportation Holdings, Inc.
1.00%, due 11/15/31 (a)	1,960,000	2,283,890
Uber Technologies, Inc.
Series 2028
0.875%, due 12/1/28	18,821,000	22,547,558
		24,831,448
Health Care Equipment & Supplies 5.7%
Integer Holdings Corp.
1.875%, due 3/15/30	17,693,000	17,184,326
iRhythm Holdings, Inc.
1.50%, due 9/1/29	15,134,000	16,670,101
Lantheus Holdings, Inc.
2.625%, due 12/15/27	19,360,000	28,178,480
Merit Medical Systems, Inc.
3.00%, due 2/1/29	12,754,000	13,761,566
		75,794,473
Health Care Providers & Services 1.3%
Guardant Health, Inc.
(zero coupon), due 5/15/33 (a)	11,198,000	16,692,019
Health Care REITs 2.8%
Healthcare Realty Holdings LP
3.00%, due 1/15/32 (a)	1,500,000	1,542,750
Welltower OP LLC
3.125%, due 7/15/29 (a)	19,862,000	35,652,290
		37,195,040
Hotels, Restaurants & Leisure 1.6%
DoorDash, Inc.
(zero coupon), due 5/15/30	11,595,000	11,435,569
	Principal Amount	Value

Hotels, Restaurants & Leisure (continued)
NCL Corp. Ltd.
1.125%, due 2/15/27	$ 9,461,000	$ 9,380,581
		20,816,150
Household Durables 0.6%
Meritage Homes Corp.
1.75%, due 5/15/28	7,110,000	7,362,405
IT Services 4.3%
Akamai Technologies, Inc.
(zero coupon), due 5/15/32 (a)	9,750,000	8,988,325
0.375%, due 9/1/27	10,157,000	12,196,961
Cloudflare, Inc.
(zero coupon), due 6/15/30 (b)	11,620,000	14,722,540
Snowflake, Inc.
(zero coupon), due 10/1/27 (b)	12,819,000	21,336,595
		57,244,421
Leisure Products 1.0%
Peloton Interactive, Inc.
5.50%, due 12/1/29	8,213,000	13,325,289
Life Sciences Tools & Services 0.3%
Tempus AI, Inc.
0.75%, due 7/15/30 (a)	3,270,000	3,464,692
Machinery 0.8%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	9,472,000	10,835,021
Metals & Mining 0.6%
MP Materials Corp.
3.00%, due 3/1/30 (a)	2,823,000	7,628,872
Oil, Gas & Consumable Fuels 0.9%
Northern Oil & Gas, Inc.
3.625%, due 4/15/29	12,390,000	11,901,834
Pharmaceuticals 1.6%
Jazz Investments I Ltd.
3.125%, due 9/15/30	8,068,000	13,761,991
Zoetis, Inc.
0.25%, due 6/15/29 (a)	8,718,000	7,933,675
		21,695,666

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP MacKay Convertible Portfolio

	Principal Amount	Value
Convertible Bonds (continued)
Professional Services 2.0%
Parsons Corp.
2.625%, due 3/1/29	$ 12,237,000	$ 12,069,353
Planet Labs PBC
0.50%, due 10/15/30 (a)	5,063,000	14,961,165
		27,030,518
Real Estate Management & Development 0.7%
Compass, Inc.
0.25%, due 4/15/31 (a)	8,976,000	9,764,990
Retail REITs 0.6%
Tanger Properties LP
2.375%, due 1/15/31 (a)	6,999,000	7,537,923
Semiconductors & Semiconductor Equipment 8.9%
Amkor Technology, Inc.
(zero coupon), due 7/15/31 (a)	5,895,000	7,044,809
MKS, Inc.
1.25%, due 6/1/30	16,357,000	48,209,223
Nova Ltd.
(zero coupon), due 9/15/30 (a)	8,545,000	15,803,615
ON Semiconductor Corp.
(zero coupon), due 5/1/27	6,735,000	12,266,457
(zero coupon), due 5/1/31 (a)	3,925,000	3,911,262
Onto Innovation, Inc.
(zero coupon), due 6/1/31 (a)	6,830,000	9,021,747
Semtech Corp.
(zero coupon), due 10/15/30 (a)	5,222,000	9,611,091
Synaptics, Inc.
0.75%, due 12/1/31	7,650,000	11,374,069
		117,242,273
Software 9.0%
CyberArk Software Ltd.
(zero coupon), due 6/15/30	8,888,000	14,786,946
Datadog, Inc.
(zero coupon), due 12/1/29	9,516,000	13,550,784
Dropbox, Inc.
(zero coupon), due 3/1/28	12,063,000	12,207,756
Guidewire Software, Inc.
1.25%, due 11/1/29	12,490,000	12,021,625
Nebius Group NV
1.00%, due 9/15/30 (a)	6,928,000	14,906,095
Progress Software Corp.
3.50%, due 3/1/30 (b)	12,268,000	11,791,487
Rubrik, Inc.
(zero coupon), due 6/15/30	6,970,000	7,133,795
	Principal Amount	Value

Software (continued)
Tyler Technologies, Inc.
0.50%, due 7/15/31 (a)	$ 3,920,000	$ 3,887,660
Unity Software, Inc.
(zero coupon), due 3/15/30	11,474,000	12,994,305
Workiva, Inc.
1.25%, due 8/15/28	8,290,000	7,769,803
Zscaler, Inc.
(zero coupon), due 7/15/28 (a)	8,100,000	7,492,500
		118,542,756
Specialty Retail 0.9%
Burlington Stores, Inc.
1.25%, due 12/15/27	7,250,000	11,574,625
Technology Hardware, Storage & Peripherals 3.5%
Western Digital Corp.
3.00%, due 11/15/28	2,753,000	46,386,462
Total Convertible Bonds (Cost $831,051,577)		1,062,259,390

	Shares

Convertible Preferred Stocks 14.8%
Aerospace & Defense 1.7%
Boeing Co. (The)
6.00%	339,400	22,841,620
Capital Markets 0.6%
Ares Management Corp.
Series B
6.75%	199,650	7,317,173
Electric Utilities 1.5%
NextEra Energy, Inc.
7.299%	363,550	19,319,047
Financial Services 1.4%
Apollo Global Management, Inc.
6.75% (b)	308,350	18,784,682
Interactive Media & Services 3.5%
Alphabet, Inc.
Series A
6.25%	802,360	40,832,099
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Convertible Preferred Stocks (continued)
Interactive Media & Services (continued)
Alphabet, Inc. (continued)
Series B
6.25%	97,915	$ 4,925,125
		45,757,224
Semiconductors & Semiconductor Equipment 1.4%
Microchip Technology, Inc.
7.50%	247,350	18,974,218
Software 0.7%
Oracle Corp.
Series D
6.50%	221,115	9,939,119
Technology Hardware, Storage & Peripherals 2.2%
Hewlett Packard Enterprise Co.
7.625%	252,600	29,215,716
Trading Companies & Distributors 1.8%
QXO, Inc.
5.50%	493,888	24,072,101
Total Convertible Preferred Stocks (Cost $171,931,508)		196,220,900
Total Convertible Securities (Cost $1,002,983,085)		1,258,480,290
Short-Term Investments 7.8%
Affiliated Investment Company 4.8%
NYLIM U.S. Government Liquidity Fund, 3.551% (c)(d)	63,536,422	63,536,422
Unaffiliated Investment Companies 3.0%
Allspring Government Money Market Fund, 3.64% (d)(e)	2,000,000	2,000,000
	Shares	Value

Unaffiliated Investment Companies (continued)
BlackRock Liquidity FedFund, 3.64% (d)(e)	20,000,000	$ 20,000,000
Invesco Government & Agency Portfolio, 3.644% (d)(e)	7,629,211	7,629,211
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 3.653% (d)(e)	10,000,000	10,000,000
		39,629,211
Total Short-Term Investments (Cost $103,165,633)		103,165,633
Total Investments (Cost $1,106,148,718)	102.9%	1,361,645,923
Other Assets, Less Liabilities	(2.9)	(38,867,413)
Net Assets	100.0%	$ 1,322,778,510

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of June 30, 2026, the aggregate market value of securities on loan was $52,353,276; the total market value of collateral held by the Portfolio was $53,851,398. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $14,222,187. The Portfolio received cash collateral with a value of $39,629,211. (See Note 2(H))
(c)	As of June 30, 2026, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's share class.
(d)	Current yield as of June 30, 2026.
(e)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 68,126	$ 429,108	$ (433,698)	$ —	$ —	$ 63,536	$ 882	$ —	63,536

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP MacKay Convertible Portfolio

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$ —	$ 1,062,259,390	$ —	$ 1,062,259,390
Convertible Preferred Stocks	196,220,900	—	—	196,220,900
Total Convertible Securities	196,220,900	1,062,259,390	—	1,258,480,290
Short-Term Investments
Affiliated Investment Company	63,536,422	—	—	63,536,422
Unaffiliated Investment Companies	39,629,211	—	—	39,629,211
Total Short-Term Investments	103,165,633	—	—	103,165,633
Total Investments in Securities	$ 299,386,533	$ 1,062,259,390	$ —	$ 1,361,645,923

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,042,612,296) including securities on loan of $52,353,276	$1,298,109,501
Investment in affiliated investment companies, at value (identified cost $63,536,422)	63,536,422
Receivables:
Dividends and interest	3,119,675
Portfolio shares sold	468,149
Securities lending	17,572
Other assets	13,514
Total assets	1,365,264,833
Liabilities
Cash collateral received for securities on loan	39,629,211
Due to custodian	86,345
Payables:
Portfolio shares redeemed	1,491,722
Manager (See Note 3)	601,300
Investment securities purchased	333,578
Distribution/Service fees (See Note 3)	231,183
Professional fees	49,534
Shareholder communication	36,211
Custodian	12,836
Trustees	4,089
Accrued expenses	10,314
Total liabilities	42,486,323
Net assets	$1,322,778,510
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$63,050
Additional paid-in-capital	767,029,593
767,092,643
Total distributable earnings (loss)	555,685,867
Net assets	$1,322,778,510
Initial Class
Net assets applicable to outstanding shares	$192,878,156
Shares of beneficial interest outstanding	9,085,032
Net asset value per share outstanding	$21.23
Service Class
Net assets applicable to outstanding shares	$1,123,515,454
Shares of beneficial interest outstanding	53,659,833
Net asset value per share outstanding	$20.94
Service 2 Class
Net assets applicable to outstanding shares	$6,384,900
Shares of beneficial interest outstanding	304,827
Net asset value and offering price per share outstanding	$20.95

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP MacKay Convertible Portfolio

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$7,480,570
Dividends-unaffiliated	3,348,195
Dividends-affiliated	882,433
Securities lending, net	80,655
Total income	11,791,853
Expenses
Manager (See Note 3)	3,712,590
Distribution/Service—Service Class (See Note 3)	1,301,717
Distribution/Service—Service 2 Class (See Note 3)	7,568
Professional fees	91,908
Shareholder communication	67,095
Trustees	24,566
Custodian	17,196
Shareholder service (See Note 3)	3,027
Miscellaneous	25,133
Total expenses	5,250,800
Net investment income (loss)	6,541,053
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	199,689,993
Net change in unrealized appreciation (depreciation) on unaffiliated investments	76,415,459
Net realized and unrealized gain (loss)	276,105,452
Net increase (decrease) in net assets resulting from operations	$282,646,505
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$6,541,053	$19,894,847
Net realized gain (loss)	199,689,993	128,796,014
Net change in unrealized appreciation (depreciation)	76,415,459	68,203,046
Net increase (decrease) in net assets resulting from operations	282,646,505	216,893,907
Distributions to shareholders:
Initial Class	(2,928,352)	(21,403,345)
Service Class	(8,014,291)	(31,376,312)
Service 2 Class	(43,413)	(193,241)
Total distributions to shareholders	(10,986,056)	(52,972,898)
Capital share transactions:
Net proceeds from sales of shares	54,936,015	95,870,408
Net asset value of shares issued to shareholders in reinvestment of distributions	10,986,056	52,972,898
Cost of shares redeemed	(384,374,169)	(548,974,073)
Increase (decrease) in net assets derived from capital share transactions	(318,452,098)	(400,130,767)
Net increase (decrease) in net assets	(46,791,649)	(236,209,758)
Net Assets
Beginning of period	1,369,570,159	1,605,779,917
End of period	$1,322,778,510	$1,369,570,159
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP MacKay Convertible Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$17.20	$15.32	$14.84	$13.93	$18.68	$18.17
Net investment income (loss) (a)	0.11	0.24	0.22	0.19	0.13	0.10
Net realized and unrealized gain (loss)	4.09	2.21	1.03	1.03	(2.49)	1.56
Total from investment operations	4.20	2.45	1.25	1.22	(2.36)	1.66
Less distributions:
From net investment income	(0.17)	(0.57)	(0.53)	(0.31)	(0.55)	(0.22)
From net realized gain on investments	—	—	(0.24)	—	(1.84)	(0.93)
Total distributions	(0.17)	(0.57)	(0.77)	(0.31)	(2.39)	(1.15)
Net asset value at end of period	$21.23	$17.20	$15.32	$14.84	$13.93	$18.68
Total investment return (b)	24.56%	16.40%	8.64%	8.85%	(12.67)%	9.25%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.21%††	1.52%	1.46%	1.37%	0.82%	0.51%
Net expenses (c)	0.59%††	0.59%	0.57%	0.57%	0.57%	0.56%
Portfolio turnover rate	20%	43%	34%	38%	14%	41%
Net assets at end of period (in 000's)	$192,878	$381,057	$676,636	$833,553	$782,970	$946,696

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$16.96	$15.12	$14.66	$13.76	$18.48	$17.99
Net investment income (loss) (a)	0.09	0.20	0.18	0.16	0.09	0.05
Net realized and unrealized gain (loss)	4.04	2.17	1.02	1.01	(2.46)	1.54
Total from investment operations	4.13	2.37	1.20	1.17	(2.37)	1.59
Less distributions:
From net investment income	(0.15)	(0.53)	(0.50)	(0.27)	(0.51)	(0.17)
From net realized gain on investments	—	—	(0.24)	—	(1.84)	(0.93)
Total distributions	(0.15)	(0.53)	(0.74)	(0.27)	(2.35)	(1.10)
Net asset value at end of period	$20.94	$16.96	$15.12	$14.66	$13.76	$18.48
Total investment return (b)	24.41%	16.11%	8.37%	8.58%	(12.89)%	8.98%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.92%††	1.25%	1.21%	1.12%	0.57%	0.25%
Net expenses (c)	0.84%††	0.84%	0.82%	0.82%	0.82%	0.81%
Portfolio turnover rate	20%	43%	34%	38%	14%	41%
Net assets at end of period (in 000's)	$1,123,515	$982,806	$923,140	$905,663	$872,109	$1,129,151

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class 2	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$16.97	$15.13	$14.66	$13.76	$18.48	$18.00
Net investment income (loss) (a)	0.08	0.18	0.16	0.14	0.08	0.03
Net realized and unrealized gain (loss)	4.04	2.17	1.03	1.02	(2.47)	1.53
Total from investment operations	4.12	2.35	1.19	1.16	(2.39)	1.56
Less distributions:
From net investment income	(0.14)	(0.51)	(0.48)	(0.26)	(0.49)	(0.15)
From net realized gain on investments	—	—	(0.24)	—	(1.84)	(0.93)
Total distributions	(0.14)	(0.51)	(0.72)	(0.26)	(2.33)	(1.08)
Net asset value at end of period	$20.95	$16.97	$15.13	$14.66	$13.76	$18.48
Total investment return (b)	24.35%	15.99%	8.26%	8.47%	(12.97)%	8.87%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.82%††	1.15%	1.11%	1.02%	0.47%	0.16%
Net expenses (c)	0.94%††	0.94%	0.92%	0.92%	0.92%	0.91%
Portfolio turnover rate	20%	43%	34%	38%	14%	41%
Net assets at end of period (in 000's)	$6,385	$5,707	$6,004	$7,900	$6,774	$9,275

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLIM VP MacKay Convertible Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP MacKay Convertible Portfolio (the "Portfolio") (formerly known as NYLI VP MacKay Convertible Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Service 2 Class shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by participating insurance companies. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	October 1, 1996
Service Class	June 5, 2003
Service 2 Class	April 26, 2016
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, each of Service Class and Service 2 Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to such Class's shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class and Service 2 Class shares.
The Portfolio's investment objective is to seek capital appreciation together with current income.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation

13

Notes to Financial Statements (Unaudited) (continued)
Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain convertible preferred stocks may be valued utilizing evaluated prices based on market inputs obtained from the pricing vendor and are generally categorized as Level 2 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represent the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes

14	NYLIM VP MacKay Convertible Portfolio

valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method. Premium associated with the conversion feature on a convertible bond is not amortized.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans and shareholder service plans, further discussed in Note 3(B), which are charged directly to the Service Class and Service 2 Class shares, as applicable) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not
15

Notes to Financial Statements (Unaudited) (continued)
included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Debt and Convertible Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Convertible securities are typically subordinate to an issuer's other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York

16	NYLIM VP MacKay Convertible Portfolio

Life Investment Management and MacKay Shields, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $2 billion; and 0.49% from $2 billion to $5 billion; and 0.48% in excess of $5 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.56% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $3,712,590 and paid the Subadvisor fees in the amount of $1,856,295.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution, Service and Shareholder Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class and Service 2 Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class and Service 2 Class shares of the Portfolio.
The Board has adopted a shareholder services plan (the “Service Plan”) with respect to the Service 2 Class shares of the Portfolio. Under the terms of the Services Plan, the Portfolio is authorized to pay to New York Life Investment Management, its affiliates or independent third-party service providers, as compensation for services rendered to shareholders of the Service 2 Class shares, in connection with the administration of plans or programs that use Portfolio shares as their funding medium a shareholder servicing fee at the rate of 0.10% on an annualized basis of the average daily net assets of the Service 2 Class shares.
(C) Transfer and Dividend Disbursing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investment Management, serves as the transfer agent and dividend disbursing agent for Service Class and Service 2 Class shares of the Portfolio. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distributor Solutions, Inc. (“SS&C”), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. During the six-month period ended June 30, 2026, all associated fees were paid by the Manager.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,111,295,079	$271,719,573	$(21,368,729)	$250,350,844
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$52,972,898
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with
17

Notes to Financial Statements (Unaudited) (continued)
a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $257,733 and $580,786, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	144,492	$2,810,227
Shares issued to shareholders in reinvestment of distributions	159,223	2,928,352
Shares redeemed	(13,377,284)	(242,419,146)
Net increase (decrease)	(13,073,569)	$(236,680,567)
Year ended December 31, 2025:
Shares sold	371,751	$5,984,597
Shares issued to shareholders in reinvestment of distributions	1,418,604	21,403,345
Shares redeemed	(23,784,316)	(377,089,937)
Net increase (decrease)	(21,993,961)	$(349,701,995)

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	2,757,380	$51,800,200
Shares issued to shareholders in reinvestment of distributions	432,339	8,014,291
Shares redeemed	(7,471,728)	(140,962,537)
Net increase (decrease)	(4,282,009)	$(81,148,046)
Year ended December 31, 2025:
Shares sold	5,674,468	$89,170,051
Shares issued to shareholders in reinvestment of distributions	2,089,332	31,376,312
Shares redeemed	(10,861,804)	(170,018,821)
Net increase (decrease)	(3,098,004)	$(49,472,458)

Service 2 Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	17,078	$325,588
Shares issued to shareholders in reinvestment of distributions	2,348	43,413
Shares redeemed	(50,956)	(992,486)
Net increase (decrease)	(31,530)	$(623,485)
Year ended December 31, 2025:
Shares sold	46,394	$715,760
Shares issued to shareholders in reinvestment of distributions	12,912	193,241
Shares redeemed	(119,813)	(1,865,315)
Net increase (decrease)	(60,507)	$(956,314)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

18	NYLIM VP MacKay Convertible Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
19

NYLIM VP PineStone International Equity Portfolio
(formerly known as NYLI VP PineStone International Equity Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Australia 1.0%
Commonwealth Bank of Australia (Banks)	27,706	$ 3,157,782
Canada 4.0%
Canadian National Railway Co. (Ground Transportation)	62,818	7,490,418
Dollarama, Inc. (Broadline Retail)	42,500	5,622,316
		13,112,734
France 16.6%
Air Liquide SA (Chemicals)	19,724	3,905,149
Air Liquide SA, Loyalty Shares (Chemicals)	85,470	16,922,182
EssilorLuxottica SA (Health Care Equipment & Supplies)	47,774	8,954,927
Hermes International SCA (Textiles, Apparel & Luxury Goods)	2,000	3,651,750
L'Oreal SA (Personal Care Products)	23,112	10,131,342
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	19,941	11,030,018
		54,595,368
Germany 4.0%
Rational AG (Machinery)	8,248	6,036,178
SAP SE (Software)	45,685	6,994,757
		13,030,935
India 1.1%
HDFC Bank Ltd., ADR (Banks)	141,512	3,655,255
Japan 6.0%
Keyence Corp. (Electronic Equipment, Instruments & Components)	39,500	19,692,303
Netherlands 9.5%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	15,829	31,133,611
Spain 5.5%
Amadeus IT Group SA (Hotels, Restaurants & Leisure) (a)	143,799	8,392,686
Industria de Diseno Textil SA (Specialty Retail)	154,100	9,705,235
		18,097,921
Sweden 1.9%
Atlas Copco AB, Class A (Machinery)	303,530	6,140,188
	Shares	Value

Switzerland 13.6%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	69,443	$ 16,032,911
Geberit AG (Registered) (Building Products)	10,051	6,714,765
Nestle SA (Registered) (Food Products)	131,253	13,495,667
Schindler Holding AG (Machinery)	25,742	8,538,188
		44,781,531
Taiwan 11.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	80,033	38,221,360
United Kingdom 10.8%
Diageo plc (Beverages)	251,911	5,087,393
Howden Joinery Group plc (Trading Companies & Distributors)	546,708	6,073,390
London Stock Exchange Group plc (Capital Markets)	154,937	16,774,231
Spirax Group plc (Machinery)	33,714	3,056,608
Unilever plc (Personal Care Products)	78,310	4,710,964
		35,702,586
United States 13.9%
Alcon AG (Health Care Equipment & Supplies)	96,438	6,516,726
Aon plc, Class A (Insurance)	25,222	8,365,885
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	121,766	20,974,193
S&P Global, Inc. (Capital Markets)	20,949	8,531,690
Sunbelt Rentals Holdings, Inc. (Trading Companies & Distributors)	20,663	1,506,368
		45,894,862
Total Common Stocks (Cost $257,449,497)		327,216,436
Short-Term Investments 2.8%
Affiliated Investment Company 0.1%
United States 0.1%
NYLIM U.S. Government Liquidity Fund, 3.551% (b)	313,003	313,003

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Short-Term Investments (continued)
Unaffiliated Investment Company 2.7%
United States 2.7%
Invesco Government & Agency Portfolio, 3.644% (b)(c)	8,926,980	$ 8,926,980
Total Short-Term Investments (Cost $9,239,983)		9,239,983
Total Investments (Cost $266,689,480)	102.3%	336,456,419
Other Assets, Less Liabilities	(2.3)	(7,520,915)
Net Assets	100.0%	$ 328,935,504

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of June 30, 2026, the aggregate market value of securities on loan was $8,392,628. The Portfolio received cash collateral with a value of $8,926,980. (See Note 2(J))
(b)	Current yield as of June 30, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 918	$ 32,360	$ (32,965)	$ —	$ —	$ 313	$ 21	$ —	313

Abbreviation(s):
ADR—American Depositary Receipt
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP PineStone International Equity Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 327,216,436	$ —	$ —	$ 327,216,436
Short-Term Investments
Affiliated Investment Company	313,003	—	—	313,003
Unaffiliated Investment Company	8,926,980	—	—	8,926,980
Total Short-Term Investments	9,239,983	—	—	9,239,983
Total Investments in Securities	$ 336,456,419	$ —	$ —	$ 336,456,419

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
Industry Diversification
	Value	Percent †^
Banks	$6,813,037	2.1%
Beverages	5,087,393	1.6
Broadline Retail	5,622,316	1.7
Building Products	6,714,765	2.0
Capital Markets	25,305,921	7.7
Chemicals	20,827,331	6.3
Electronic Equipment, Instruments & Components	19,692,303	6.0
Food Products	13,495,667	4.1
Ground Transportation	7,490,418	2.3
Health Care Equipment & Supplies	15,471,653	4.7
Hotels, Restaurants & Leisure	29,366,879	8.9
Insurance	8,365,885	2.6
Machinery	23,771,162	7.2
Personal Care Products	14,842,306	4.5
Semiconductors & Semiconductor Equipment	69,354,971	21.1
Software	6,994,757	2.1
Specialty Retail	9,705,235	3.0
Textiles, Apparel & Luxury Goods	30,714,679	9.3
Trading Companies & Distributors	7,579,758	2.3
	327,216,436	99.5
Short-Term Investments	9,239,983	2.8
Other Assets, Less Liabilities	(7,520,915)	(2.3)
Net Assets	$328,935,504	100.0%

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $266,376,477) including securities on loan of $8,392,628	$336,143,416
Investment in affiliated investment companies, at value (identified cost $313,003)	313,003
Cash	9
Cash denominated in foreign currencies (identified cost $195,359)	195,095
Receivables:
Dividends	1,694,533
Portfolio shares sold	44,221
Securities lending	1,027
Other assets	4,022
Total assets	338,395,326
Liabilities
Cash collateral received for securities on loan	8,926,980
Payables:
Manager (See Note 3)	213,140
Portfolio shares redeemed	191,796
Distribution/Service fees (See Note 3)	43,585
Professional fees	40,111
Custodian	18,028
Shareholder communication	12,806
Trustees	1,529
Accrued expenses	11,847
Total liabilities	9,459,822
Net assets	$328,935,504
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$25,193
Additional paid-in-capital	322,522,955
322,548,148
Total distributable earnings (loss)	6,387,356
Net assets	$328,935,504
Initial Class
Net assets applicable to outstanding shares	$114,276,283
Shares of beneficial interest outstanding	8,639,170
Net asset value per share outstanding	$13.23
Service Class
Net assets applicable to outstanding shares	$214,659,221
Shares of beneficial interest outstanding	16,554,285
Net asset value per share outstanding	$12.97

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP PineStone International Equity Portfolio

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $378,362)	$4,362,067
Dividends-affiliated	20,960
Securities lending, net	10,049
Total income	4,393,076
Expenses
Manager (See Note 3)	1,511,007
Distribution/Service—Service Class (See Note 3)	256,883
Professional fees	45,720
Custodian	25,767
Shareholder communication	20,146
Trustees	7,454
Miscellaneous	17,363
Total expenses	1,884,340
Net investment income (loss)	2,508,736
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	29,847,622
Foreign currency transactions	(16,317)
Net realized gain (loss)	29,831,305
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(11,336,282)
Translation of other assets and liabilities in foreign currencies	(36,329)
Net change in unrealized appreciation (depreciation)	(11,372,611)
Net realized and unrealized gain (loss)	18,458,694
Net increase (decrease) in net assets resulting from operations	$20,967,430
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,508,736	$2,781,959
Net realized gain (loss)	29,831,305	1,564,762
Net change in unrealized appreciation (depreciation)	(11,372,611)	46,229,850
Net increase (decrease) in net assets resulting from operations	20,967,430	50,576,571
Distributions to shareholders:
Initial Class	—	(1,767,304)
Service Class	—	(1,060,799)
Total distributions to shareholders	—	(2,828,103)
Capital share transactions:
Net proceeds from sales of shares	15,908,310	43,186,355
Net asset value of shares issued to shareholders in reinvestment of distributions	—	2,828,103
Cost of shares redeemed	(152,116,721)	(84,044,132)
Increase (decrease) in net assets derived from capital share transactions	(136,208,411)	(38,029,674)
Net increase (decrease) in net assets	(115,240,981)	9,718,794
Net Assets
Beginning of period	444,176,485	434,457,691
End of period	$328,935,504	$444,176,485
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP PineStone International Equity Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$12.42	$11.15	$10.73	$10.29	$17.98	$18.43
Net investment income (loss) (a)	0.09	0.09	0.09	0.07	0.02	0.07
Net realized and unrealized gain (loss)	0.72	1.27	0.40	0.37	(5.06)	2.12
Total from investment operations	0.81	1.36	0.49	0.44	(5.04)	2.19
Less distributions:
From net investment income	—	(0.09)	(0.07)	—	(0.04)	(0.02)
From net realized gain on investments	—	—	—	—	(2.61)	(2.62)
Total distributions	—	(0.09)	(0.07)	—	(2.65)	(2.64)
Net asset value at end of period	$13.23	$12.42	$11.15	$10.73	$10.29	$17.98
Total investment return (b)	6.47%	12.29%	4.51%	4.28%(c)	(26.45)%	12.24%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.46%††	0.76%	0.75%	0.65%	0.12%	0.37%
Net expenses (d)	0.86%††	0.86%	0.85%	0.92%	0.95%	0.93%
Portfolio turnover rate	5%	12%	9%	155%	102%	86%
Net assets at end of period (in 000's)	$114,276	$233,911	$226,203	$244,914	$205,666	$266,747

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$12.19	$10.94	$10.53	$10.12	$17.75	$18.24
Net investment income (loss) (a)	0.07	0.06	0.05	0.04	(0.02)	0.02
Net realized and unrealized gain (loss)	0.71	1.25	0.40	0.37	(5.00)	2.11
Total from investment operations	0.78	1.31	0.45	0.41	(5.02)	2.13
Less distributions:
From net investment income	—	(0.06)	(0.04)	—	—	—
From net realized gain on investments	—	—	—	—	(2.61)	(2.62)
Total distributions	—	(0.06)	(0.04)	—	(2.61)	(2.62)
Net asset value at end of period	$12.97	$12.19	$10.94	$10.53	$10.12	$17.75
Total investment return (b)	6.34%	12.01%	4.25%	4.05%(c)	(26.63)%	11.96%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.22%††	0.52%	0.46%	0.41%	(0.12)%	0.12%
Net expenses (d)	1.11%††	1.11%	1.10%	1.17%	1.20%	1.18%
Portfolio turnover rate	5%	12%	9%	155%	102%	86%
Net assets at end of period (in 000's)	$214,659	$210,265	$208,255	$227,035	$235,745	$321,135

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP PineStone International Equity Portfolio (the "Portfolio") (formerly known as NYLI VP PineStone International Equity Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 1995
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an

10	NYLIM VP PineStone International Equity Portfolio

independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
11

Notes to Financial Statements (Unaudited) (continued)
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements.
The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution

12	NYLIM VP PineStone International Equity Portfolio

and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(I) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Foreign Securities Risk.  The Portfolio invests in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange
13

Notes to Financial Statements (Unaudited) (continued)
blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. PineStone Asset Management Inc. ("PineStone" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investment Management and PineStone, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of 0.80% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $1,511,007 and paid the Subadvisor fees in the amount of $717,728.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$267,471,917	$86,256,503	$(17,272,001)	$68,984,502
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $97,762,417, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$53,891	$43,871
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$2,828,103

14	NYLIM VP PineStone International Equity Portfolio

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $17,598 and $150,639, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	457,417	$5,571,029
Shares redeemed	(10,646,509)	(133,168,081)
Net increase (decrease)	(10,189,092)	$(127,597,052)
Year ended December 31, 2025:
Shares sold	1,919,184	$22,694,229
Shares issued to shareholders in reinvestment of distributions	145,228	1,767,304
Shares redeemed	(3,527,679)	(41,724,542)
Net increase (decrease)	(1,463,267)	$(17,263,009)

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	855,310	$10,337,281
Shares redeemed	(1,544,876)	(18,948,640)
Net increase (decrease)	(689,566)	$(8,611,359)
Year ended December 31, 2025:
Shares sold	1,763,532	$20,492,126
Shares issued to shareholders in reinvestment of distributions	88,763	1,060,799
Shares redeemed	(3,642,181)	(42,319,590)
Net increase (decrease)	(1,789,886)	$(20,766,665)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
16

NYLIM VP S&P 500 Index Portfolio
(formerly known as NYLI VP S&P 500 Index Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.8%
Aerospace & Defense 2.2%
Axon Enterprise, Inc. (a)	7,997	$ 4,483,198
Boeing Co. (The) (a)	78,212	16,930,551
GE Aerospace	103,516	38,687,035
General Dynamics Corp.	25,183	8,920,826
Honeywell Aerospace, Inc. (a)	31,434	6,949,429
Howmet Aerospace, Inc.	39,697	10,672,935
Huntington Ingalls Industries, Inc.	3,910	1,094,370
L3Harris Technologies, Inc.	18,483	5,370,975
Lockheed Martin Corp.	20,131	10,255,939
Northrop Grumman Corp.	13,246	6,746,320
RTX Corp.	133,612	25,350,205
Textron, Inc.	17,253	1,582,618
TransDigm Group, Inc.	5,550	7,392,822
		144,437,223
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	11,695	2,202,636
Expeditors International of Washington, Inc.	12,977	2,114,992
FedEx Corp.	21,780	6,819,971
United Parcel Service, Inc., Class B	74,073	7,962,848
		19,100,447
Automobile Components 0.0% ‡
Aptiv plc (a)	20,996	1,288,734
Automobiles 2.0%
Ford Motor Co.	388,316	5,397,592
General Motors Co.	89,460	6,895,577
Tesla, Inc. (a)	279,323	117,483,253
		129,776,422
Banks 3.4%
Bank of America Corp.	647,768	36,909,821
Citigroup, Inc.	169,220	23,684,031
Citizens Financial Group, Inc.	41,957	2,939,927
Fifth Third Bancorp	89,921	5,068,847
Huntington Bancshares, Inc.	201,124	3,565,929
JPMorgan Chase & Co.	265,850	87,020,680
KeyCorp	91,437	2,107,623
M&T Bank Corp.	14,530	3,458,285
PNC Financial Services Group, Inc. (The)	39,842	9,809,897
Regions Financial Corp.	84,669	2,557,004
Truist Financial Corp.	123,611	6,158,300
U.S. Bancorp	154,013	9,302,385
Wells Fargo & Co.	303,620	25,091,157
		217,673,886
	Shares	Value

Beverages 1.0%
Brown-Forman Corp., Class B (b)	16,703	$ 445,135
Coca-Cola Co. (The)	384,187	31,222,878
Constellation Brands, Inc., Class A	13,837	1,924,588
Keurig Dr Pepper, Inc.	134,989	4,418,190
Molson Coors Beverage Co., Class B	15,917	620,126
Monster Beverage Corp. (a)	70,835	6,808,660
PepsiCo, Inc.	135,605	18,360,917
		63,800,494
Biotechnology 1.6%
AbbVie, Inc.	175,294	44,110,982
Amgen, Inc.	53,548	19,390,802
Biogen, Inc. (a)	14,648	3,164,847
Gilead Sciences, Inc.	123,184	15,563,066
Incyte Corp. (a)	16,650	1,887,444
Moderna, Inc. (a)	35,037	2,453,641
Regeneron Pharmaceuticals, Inc.	9,914	6,181,776
Vertex Pharmaceuticals, Inc. (a)	25,182	12,508,655
		105,261,213
Broadline Retail 3.7%
Amazon.com, Inc. (a)	971,222	231,481,051
eBay, Inc.	44,052	4,922,811
		236,403,862
Building Products 0.5%
A O Smith Corp.	11,109	696,756
Allegion plc	8,526	1,197,818
Builders FirstSource, Inc. (a)	10,672	954,931
Carrier Global Corp.	77,462	5,681,838
Johnson Controls International plc	60,533	8,844,477
Lennox International, Inc.	3,142	1,800,209
Masco Corp.	20,015	1,628,620
Trane Technologies plc	21,932	10,772,121
		31,576,770
Capital Markets 2.9%
Ameriprise Financial, Inc.	8,919	4,091,680
Ares Management Corp.	20,927	2,329,384
Bank of New York Mellon Corp. (The)	68,100	9,847,941
BlackRock, Inc.	14,324	13,773,386
Blackstone, Inc.	73,706	8,672,985
Cboe Global Markets, Inc.	10,383	2,519,643
Charles Schwab Corp. (The)	162,197	14,965,917
CME Group, Inc.	35,951	7,939,059
Coinbase Global, Inc., Class A (a)(b)	22,068	3,226,121
FactSet Research Systems, Inc. (b)	3,615	831,739
Franklin Resources, Inc.	30,418	1,012,007
Goldman Sachs Group, Inc. (The)	29,269	29,601,789

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Capital Markets (continued)
Interactive Brokers Group, Inc., Class A	44,199	$ 3,847,081
Intercontinental Exchange, Inc.	56,108	6,907,456
Invesco Ltd.	43,982	1,160,685
KKR & Co., Inc.	68,594	6,295,557
Moody's Corp.	14,906	6,751,226
Morgan Stanley	118,934	24,861,963
MSCI, Inc.	7,223	4,045,169
Nasdaq, Inc.	44,327	3,493,854
Northern Trust Corp.	18,360	3,191,702
Raymond James Financial, Inc.	17,209	2,616,284
Robinhood Markets, Inc., Class A (a)	78,498	7,871,780
S&P Global, Inc.	30,082	12,251,195
State Street Corp.	27,460	4,657,216
T. Rowe Price Group, Inc.	21,259	2,416,936
		189,179,755
Chemicals 1.0%
Air Products and Chemicals, Inc.	22,094	6,477,519
Albemarle Corp.	11,701	1,579,986
CF Industries Holdings, Inc.	15,242	1,650,099
Corteva, Inc.	66,358	5,619,859
Dow, Inc.	71,509	1,956,486
DuPont de Nemours, Inc.	13,557	1,838,871
Ecolab, Inc.	25,131	7,001,748
International Flavors & Fragrances, Inc.	25,330	2,006,643
Linde plc	45,872	23,804,816
LyondellBasell Industries NV, Class A	25,620	1,348,893
Mosaic Co. (The)	31,535	668,227
PPG Industries, Inc.	22,115	2,682,328
Sherwin-Williams Co. (The)	22,757	7,835,690
		64,471,165
Commercial Services & Supplies 0.4%
Cintas Corp.	33,741	5,738,669
Copart, Inc. (a)	87,929	2,478,719
Republic Services, Inc.	19,841	4,227,720
Rollins, Inc.	29,139	1,216,262
Veralto Corp.	24,367	2,160,866
Waste Management, Inc.	36,655	8,169,666
		23,991,902
Communications Equipment 1.3%
Arista Networks, Inc. (a)	102,445	17,403,357
Ciena Corp. (a)	14,029	6,882,066
Cisco Systems, Inc.	391,892	46,031,634
F5, Inc. (a)	5,598	2,328,544
Lumentum Holdings, Inc. (a)	7,719	6,623,365
	Shares	Value

Communications Equipment (continued)
Motorola Solutions, Inc.	16,469	$ 6,839,411
		86,108,377
Construction & Engineering 0.3%
Comfort Systems USA, Inc.	3,487	6,911,060
EMCOR Group, Inc.	4,409	3,658,941
Quanta Services, Inc.	14,888	10,719,955
		21,289,956
Construction Materials 0.2%
CRH plc	66,296	7,093,672
Martin Marietta Materials, Inc.	5,958	3,435,978
Vulcan Materials Co.	12,874	3,797,959
		14,327,609
Consumer Finance 0.5%
American Express Co.	52,804	17,860,953
Capital One Financial Corp.	61,741	12,386,479
Synchrony Financial	33,373	2,538,017
		32,785,449
Consumer Staples Distribution & Retail 1.7%
Casey's General Stores, Inc.	3,667	2,914,495
Costco Wholesale Corp.	44,017	41,176,583
Dollar General Corp.	21,850	2,515,153
Dollar Tree, Inc. (a)	17,967	2,173,109
Kroger Co. (The)	56,279	3,125,173
Sysco Corp.	47,443	3,965,286
Target Corp.	45,062	5,885,548
Walmart, Inc.	434,967	49,264,362
		111,019,709
Containers & Packaging 0.2%
Amcor plc	45,872	1,988,551
Avery Dennison Corp.	7,589	1,232,074
Ball Corp.	26,416	1,648,358
International Paper Co.	52,537	2,001,660
Packaging Corp. of America	8,785	2,093,290
Smurfit WestRock plc	52,035	2,407,139
		11,371,072
Distributors 0.0% ‡
Genuine Parts Co.	13,655	1,611,017
Diversified Telecommunication Services 0.6%
AT&T, Inc.	689,386	14,270,290
Comcast Corp., Class A	353,485	8,678,057
Verizon Communications, Inc.	414,282	17,540,700
		40,489,047

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP S&P 500 Index Portfolio

	Shares	Value
Common Stocks (continued)
Electric Utilities 1.4%
Alliant Energy Corp.	25,625	$ 1,954,931
American Electric Power Co., Inc.	53,984	7,385,551
Constellation Energy Corp.	31,717	7,877,551
Duke Energy Corp.	77,348	9,790,710
Edison International	38,178	2,842,352
Entergy Corp.	45,430	5,218,090
Evergy, Inc.	22,871	1,976,740
Eversource Energy	37,313	2,696,610
Exelon Corp.	101,519	4,732,816
FirstEnergy Corp.	51,651	2,455,489
NextEra Energy, Inc.	206,899	18,159,525
NRG Energy, Inc.	20,933	3,057,474
PG&E Corp.	218,496	3,675,103
Pinnacle West Capital Corp.	12,024	1,286,568
PPL Corp.	74,645	2,713,346
Southern Co. (The)	111,846	10,704,781
Xcel Energy, Inc.	61,938	4,973,621
		91,501,258
Electrical Equipment 1.3%
AMETEK, Inc.	22,741	5,501,958
Eaton Corp. plc	38,526	16,416,699
Emerson Electric Co.	55,571	7,954,989
GE Vernova, Inc.	26,661	31,322,942
Generac Holdings, Inc. (a)	5,841	1,710,303
Hubbell, Inc.	5,243	2,743,138
Rockwell Automation, Inc.	11,040	5,465,683
Vertiv Holdings Co., Class A	38,110	12,759,990
		83,875,702
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp., Class A	122,059	21,521,443
CDW Corp.	12,675	1,782,612
Coherent Corp. (a)	19,411	7,657,057
Corning, Inc.	77,704	19,847,933
Flex Ltd. (a)	24,005	3,890,490
Jabil, Inc.	10,468	4,035,205
Keysight Technologies, Inc. (a)	17,016	5,956,791
TE Connectivity plc	28,961	5,838,827
Teledyne Technologies, Inc. (a)	4,597	3,065,739
Zebra Technologies Corp., Class A (a)	4,726	1,244,167
		74,840,264
Energy Equipment & Services 0.2%
Baker Hughes Co.	98,429	5,462,809
Halliburton Co.	82,885	2,813,946
	Shares	Value

Energy Equipment & Services (continued)
SLB Ltd.	148,334	$ 6,896,048
		15,172,803
Entertainment 1.0%
Electronic Arts, Inc.	22,346	4,581,824
Live Nation Entertainment, Inc. (a)	15,700	2,874,827
Netflix, Inc. (a)	417,778	29,829,349
Take-Two Interactive Software, Inc. (a)	17,270	4,317,155
TKO Group Holdings, Inc.	6,248	1,257,785
Walt Disney Co. (The)	172,290	16,582,912
Warner Bros Discovery, Inc. (a)	245,897	6,555,614
		65,999,466
Financial Services 3.3%
Apollo Global Management, Inc.	45,760	5,413,866
Berkshire Hathaway, Inc., Class B (a)	181,895	91,018,439
Block, Inc. (a)	53,100	4,035,600
Corpay, Inc. (a)	6,485	2,161,256
Fidelity National Information Services, Inc.	51,283	1,993,883
Fiserv, Inc. (a)	52,907	2,595,088
Global Payments, Inc.	23,069	1,673,887
Jack Henry & Associates, Inc. (b)	7,049	970,929
Mastercard, Inc., Class A	80,055	41,116,248
PayPal Holdings, Inc.	87,519	3,779,071
Visa, Inc., Class A	164,670	56,496,630
		211,254,897
Food Products 0.4%
Archer-Daniels-Midland Co.	47,818	3,653,295
Bunge Global SA	13,475	1,438,187
General Mills, Inc.	52,950	1,842,660
Hershey Co. (The)	14,707	2,580,343
Hormel Foods Corp.	28,936	718,192
J M Smucker Co. (The)	10,581	1,190,362
Kraft Heinz Co. (The) (b)	84,707	2,000,779
McCormick & Co., Inc. (Non-Voting)	25,200	1,270,584
Mondelez International, Inc., Class A	127,359	7,366,445
Tyson Foods, Inc., Class A	27,991	1,602,485
		23,663,332
Gas Utilities 0.0% ‡
Atmos Energy Corp.	16,561	2,852,963
Ground Transportation 0.8%
CSX Corp.	184,357	8,762,488
Fedex Freight Holding Co., Inc. (a)	10,785	1,628,535
JB Hunt Transport Services, Inc.	7,391	2,139,177
Norfolk Southern Corp.	22,283	7,010,009
Old Dominion Freight Line, Inc.	18,158	3,933,023
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Ground Transportation (continued)
Uber Technologies, Inc. (a)	201,964	$ 14,573,722
Union Pacific Corp.	58,906	16,022,432
		54,069,386
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	172,816	15,681,324
Align Technology, Inc. (a)	6,608	1,114,505
Baxter International, Inc.	51,242	1,092,479
Becton Dickinson & Co.	27,338	4,137,060
Boston Scientific Corp. (a)	147,470	6,294,020
Cooper Cos., Inc. (The) (a)	19,358	1,388,162
DexCom, Inc. (a)	38,285	2,578,495
Edwards Lifesciences Corp. (a)	57,129	5,167,889
GE HealthCare Technologies, Inc.	45,133	2,888,963
Hologic, Inc., CVR (a)(c)	22,052	—
IDEXX Laboratories, Inc. (a)	7,826	4,119,919
Insulet Corp. (a)	6,872	1,046,262
Intuitive Surgical, Inc. (a)	35,139	13,974,077
Medtronic plc	127,382	9,965,094
ResMed, Inc.	14,392	2,804,713
Solventum Corp. (a)	14,604	1,126,699
STERIS plc	9,731	2,049,057
Stryker Corp.	34,232	10,777,603
Zimmer Biomet Holdings, Inc.	19,195	1,652,498
		87,858,819
Health Care Providers & Services 1.7%
Cardinal Health, Inc.	23,237	5,520,182
Cencora, Inc.	19,304	5,462,646
Centene Corp. (a)	46,543	2,987,595
Cigna Group (The)	26,246	7,235,497
CVS Health Corp.	126,592	13,095,942
DaVita, Inc. (a)	3,185	708,599
Elevance Health, Inc.	21,546	8,332,484
HCA Healthcare, Inc.	15,407	6,007,035
Henry Schein, Inc. (a)	9,607	802,377
Humana, Inc.	11,912	4,731,685
Labcorp Holdings, Inc.	8,136	2,278,080
McKesson Corp.	11,926	9,011,286
Quest Diagnostics, Inc.	10,983	2,327,847
UnitedHealth Group, Inc.	90,102	37,449,094
Universal Health Services, Inc., Class B	5,287	786,124
		106,736,473
Health Care REITs 0.4%
Alexandria Real Estate Equities, Inc.	15,561	822,399
Healthpeak Properties, Inc.	68,401	1,463,781
Ventas, Inc.	48,236	4,283,357
	Shares	Value

Health Care REITs (continued)
Welltower, Inc.	70,038	$ 15,896,525
		22,466,062
Health Care Technology 0.0% ‡
Veeva Systems, Inc., Class A (a)	14,897	2,643,771
Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	63,194	1,498,330
Hotels, Restaurants & Leisure 1.6%
Airbnb, Inc., Class A (a)	41,465	5,933,641
Booking Holdings, Inc.	76,880	13,703,091
Carnival Corp. Ltd.	127,636	3,646,560
Chipotle Mexican Grill, Inc. (a)	127,268	4,327,112
Darden Restaurants, Inc.	11,364	2,341,098
Domino's Pizza, Inc.	3,036	898,777
DoorDash, Inc., Class A (a)	37,546	6,928,363
Expedia Group, Inc.	11,360	2,906,797
Hilton Worldwide Holdings, Inc.	22,586	7,463,770
Las Vegas Sands Corp.	29,583	1,366,439
Marriott International, Inc., Class A	21,715	8,047,362
McDonald's Corp.	70,494	19,055,233
MGM Resorts International (a)	19,038	910,207
Norwegian Cruise Line Holdings Ltd. (a)	45,551	961,582
Royal Caribbean Cruises Ltd.	24,747	7,857,915
Starbucks Corp.	113,076	11,555,236
Wynn Resorts Ltd.	8,321	807,886
Yum! Brands, Inc.	27,346	4,371,532
		103,082,601
Household Durables 0.2%
DR Horton, Inc.	26,166	4,261,918
Garmin Ltd.	16,264	3,863,351
Lennar Corp., Class A	21,356	1,932,504
NVR, Inc. (a)	268	1,825,991
PulteGroup, Inc.	18,899	2,593,132
		14,476,896
Household Products 0.8%
Church & Dwight Co., Inc.	23,509	2,277,552
Clorox Co. (The)	11,997	1,144,994
Colgate-Palmolive Co.	79,392	7,278,658
Kimberly-Clark Corp.	32,934	3,615,165
Procter & Gamble Co. (The)	231,034	33,878,826
		48,195,195
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	70,757	1,037,298

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP S&P 500 Index Portfolio

	Shares	Value
Common Stocks (continued)
Independent Power and Renewable Electricity Producers (continued)
Vistra Corp.	31,447	$ 4,988,437
		6,025,735
Industrial Conglomerates 0.2%
3M Co.	51,748	8,378,519
Honeywell International, Inc.	31,434	7,038,072
		15,416,591
Industrial REITs 0.2%
Prologis, Inc.	92,503	12,531,381
Insurance 1.6%
Aflac, Inc.	45,449	5,328,895
Allstate Corp. (The)	25,540	6,076,988
American International Group, Inc.	52,605	3,920,651
Aon plc, Class A	21,190	7,028,511
Arch Capital Group Ltd. (a)	34,525	3,350,996
Arthur J. Gallagher & Co.	25,489	5,851,510
Assurant, Inc.	4,916	1,320,093
Brown & Brown, Inc.	28,921	1,855,282
Chubb Ltd.	35,788	12,194,403
Cincinnati Financial Corp.	15,347	2,841,344
Erie Indemnity Co., Class A (b)	2,520	604,170
Everest Group Ltd.	3,926	1,402,485
Globe Life, Inc.	7,704	1,376,551
Hanover Insurance Group, Inc. (The)	27,198	3,604,279
Loews Corp.	16,741	1,895,249
Marsh & McLennan Cos., Inc.	47,802	7,967,159
MetLife, Inc.	53,625	4,537,211
Principal Financial Group, Inc.	19,503	2,102,033
Progressive Corp. (The)	57,975	12,664,639
Prudential Financial, Inc.	34,428	3,715,814
Travelers Cos., Inc. (The)	21,098	6,964,872
W R Berkley Corp.	29,179	2,057,995
Willis Towers Watson plc	9,371	2,449,298
		101,110,428
Interactive Media & Services 7.7%
Alphabet, Inc.
Class A	581,770	207,907,145
Class C	468,935	165,688,804

Meta Platforms, Inc., Class A	217,883	122,731,315
		496,327,264
IT Services 0.6%
Accenture plc, Class A	60,913	7,580,014
Akamai Technologies, Inc. (a)(b)	14,425	1,705,179
	Shares	Value

IT Services (continued)
Cognizant Technology Solutions Corp., Class A	47,015	$ 1,820,891
Gartner, Inc. (a)	6,643	861,066
GoDaddy, Inc., Class A (a)	13,137	1,115,069
International Business Machines Corp.	93,252	26,223,395
VeriSign, Inc.	8,126	2,044,176
		41,349,790
Leisure Products 0.0% ‡
Hasbro, Inc.	13,336	1,101,420
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	28,039	3,724,420
Bio-Techne Corp.	15,534	1,097,477
Charles River Laboratories International, Inc. (a)	4,779	1,083,829
Danaher Corp.	62,498	11,904,619
IQVIA Holdings, Inc. (a)	16,559	3,199,530
Mettler-Toledo International, Inc. (a)	2,005	2,561,408
Revvity, Inc.	11,069	1,231,537
Thermo Fisher Scientific, Inc.	36,871	18,485,645
Waters Corp. (a)	9,742	3,653,640
West Pharmaceutical Services, Inc.	7,009	2,516,231
		49,458,336
Machinery 1.9%
Caterpillar, Inc.	45,698	48,663,800
Cummins, Inc.	13,691	9,764,558
Deere & Co.	24,923	15,809,407
Dover Corp.	13,361	2,996,605
Fortive Corp.	30,247	1,847,789
IDEX Corp.	7,343	1,666,494
Illinois Tool Works, Inc.	25,975	7,025,458
Ingersoll Rand, Inc.	35,332	2,896,871
Nordson Corp.	5,258	1,586,286
Otis Worldwide Corp.	38,071	2,725,884
PACCAR, Inc.	52,216	6,272,186
Parker-Hannifin Corp.	12,510	12,236,281
Pentair plc	16,034	1,229,166
Snap-on, Inc.	5,140	2,068,336
Stanley Black & Decker, Inc.	15,424	1,451,707
Westinghouse Air Brake Technologies Corp.	16,835	4,538,716
Xylem, Inc.	23,583	2,787,746
		125,567,290
Media 0.1%
Charter Communications, Inc., Class A (a)	8,297	1,179,916
EchoStar Corp., Class A (a)(b)	13,521	1,372,382
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Media (continued)
Fox Corp.
Class A	19,792	$ 1,032,351
Class B	13,795	646,158
News Corp.
Class A	36,203	898,920
Class B	11,954	335,429

Omnicom Group, Inc.	28,277	2,059,414
Paramount Skydance Corp., Class B (b)	31,295	308,569
Trade Desk, Inc. (The), Class A (a)	42,365	765,959
		8,599,098
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	142,629	8,969,938
Newmont Corp.	105,918	9,892,741
Nucor Corp.	22,596	5,033,259
Steel Dynamics, Inc.	13,450	3,086,237
		26,982,175
Multi-Utilities 0.6%
Ameren Corp.	27,458	3,103,852
CenterPoint Energy, Inc.	64,904	2,858,372
CMS Energy Corp.	30,650	2,344,725
Consolidated Edison, Inc.	36,564	4,045,075
Dominion Energy, Inc.	87,256	5,958,712
DTE Energy Co.	20,640	3,144,917
NiSource, Inc.	47,568	2,261,859
Public Service Enterprise Group, Inc.	49,441	4,012,632
Sempra	64,856	6,012,800
WEC Energy Group, Inc.	32,317	3,773,656
		37,516,600
Office REITs 0.0% ‡
BXP, Inc.	14,715	975,752
Oil, Gas & Consumable Fuels 2.7%
APA Corp.	35,070	1,142,230
Chevron Corp.	185,742	30,788,594
ConocoPhillips	120,874	12,566,061
Devon Energy Corp.	114,391	4,726,636
Diamondback Energy, Inc.	19,258	3,385,171
EOG Resources, Inc.	52,845	6,855,582
EQT Corp.	62,057	3,299,571
Expand Energy Corp.	23,735	2,164,395
Exxon Mobil Corp.	411,245	56,225,416
Kinder Morgan, Inc.	194,250	6,210,173
Marathon Petroleum Corp.	28,965	7,405,482
Occidental Petroleum Corp.	72,039	3,498,934
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.	62,509	$ 5,434,532
Phillips 66	39,779	6,724,640
Targa Resources Corp.	21,296	5,710,309
Texas Pacific Land Corp.	5,748	2,515,555
Valero Energy Corp.	29,460	7,672,562
Williams Cos., Inc. (The)	121,341	9,020,490
		175,346,333
Passenger Airlines 0.2%
Delta Air Lines, Inc.	64,832	6,072,165
Southwest Airlines Co.	48,494	2,493,562
United Airlines Holdings, Inc. (a)	32,203	4,379,286
		12,945,013
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	24,535	1,937,038
Kenvue, Inc.	190,496	3,640,379
		5,577,417
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	202,606	11,674,158
Eli Lilly & Co.	78,486	94,138,463
Johnson & Johnson	238,834	60,656,671
Merck & Co., Inc.	245,046	31,488,411
Pfizer, Inc.	565,476	13,616,662
Viatris, Inc.	115,542	1,834,807
Zoetis, Inc.	41,594	2,988,945
		216,398,117
Professional Services 0.3%
Automatic Data Processing, Inc.	39,660	8,881,857
Broadridge Financial Solutions, Inc.	11,475	1,571,501
Equifax, Inc.	11,814	1,875,118
Jacobs Solutions, Inc.	11,716	1,476,216
Leidos Holdings, Inc.	12,480	1,285,066
Paychex, Inc.	31,993	3,145,872
Verisk Analytics, Inc.	12,999	2,333,710
		20,569,340
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	29,052	3,913,014
CoStar Group, Inc. (a)	40,515	1,147,385
		5,060,399
Residential REITs 0.2%
AvalonBay Communities, Inc.	13,783	2,600,714
Camden Property Trust	9,973	1,141,809
Equity Residential	33,828	2,297,936
Essex Property Trust, Inc.	6,376	1,859,178
Invitation Homes, Inc.	54,223	1,638,077

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP S&P 500 Index Portfolio

	Shares	Value
Common Stocks (continued)
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	11,547	$ 1,604,340
UDR, Inc.	29,336	1,171,093
		12,313,147
Retail REITs 0.3%
Federal Realty Investment Trust	7,800	962,832
Kimco Realty Corp.	66,910	1,696,169
Realty Income Corp.	92,518	5,732,415
Regency Centers Corp.	16,350	1,303,749
Simon Property Group, Inc.	32,174	7,195,715
		16,890,880
Semiconductors & Semiconductor Equipment 18.9%
Advanced Micro Devices, Inc. (a)	161,782	93,980,782
Analog Devices, Inc.	48,438	19,238,120
Applied Materials, Inc.	78,739	56,928,297
Broadcom, Inc.	469,755	177,449,951
First Solar, Inc. (a)	10,661	2,515,570
Intel Corp. (a)	468,740	65,450,166
KLA Corp.	129,604	39,102,823
Lam Research Corp.	124,077	53,766,286
Marvell Technology, Inc.	80,183	23,885,714
Microchip Technology, Inc.	53,689	4,896,437
Micron Technology, Inc.	111,889	129,152,354
Monolithic Power Systems, Inc.	4,874	6,737,623
NVIDIA Corp.	2,403,063	480,828,876
NXP Semiconductors NV	25,049	7,039,520
ON Semiconductor Corp. (a)	38,883	3,675,999
Qnity Electronics, Inc.	20,770	3,391,949
QUALCOMM, Inc.	104,574	19,324,229
Skyworks Solutions, Inc. (b)	14,923	1,011,779
Teradyne, Inc.	15,531	7,514,519
Texas Instruments, Inc.	90,296	26,914,529
		1,222,805,523
Software 7.4%
Adobe, Inc. (a)	40,103	8,221,917
AppLovin Corp., Class A (a)	26,693	13,753,034
Autodesk, Inc. (a)	20,949	4,072,905
Cadence Design Systems, Inc. (a)	27,365	10,270,632
Crowdstrike Holdings, Inc., Class A (a)	25,254	19,272,337
Datadog, Inc., Class A (a)	32,823	8,545,796
Fair Isaac Corp. (a)	2,301	2,749,189
Fortinet, Inc. (a)	61,787	9,491,719
Gen Digital, Inc.	54,683	1,361,060
Intuit, Inc.	27,438	7,161,318
Microsoft Corp.	737,019	274,922,827
Oracle Corp.	168,356	24,672,572
	Shares	Value

Software (continued)
Palantir Technologies, Inc., Class A (a)	227,807	$ 26,578,243
Palo Alto Networks, Inc. (a)	80,464	27,439,833
PTC, Inc. (a)	11,460	1,301,971
Roper Technologies, Inc.	10,013	3,388,299
Salesforce, Inc.	81,164	12,715,152
ServiceNow, Inc. (a)	102,322	10,158,528
Synopsys, Inc. (a)	19,006	8,478,006
Trimble, Inc. (a)	23,128	1,183,691
Tyler Technologies, Inc. (a)	4,184	1,223,653
Workday, Inc., Class A (a)	20,211	2,474,231
		479,436,913
Specialized REITs 0.7%
American Tower Corp.	46,224	7,560,860
Crown Castle, Inc.	43,303	3,279,336
Digital Realty Trust, Inc.	32,773	5,885,375
Equinix, Inc.	9,785	10,199,786
Extra Space Storage, Inc.	20,960	3,045,488
Iron Mountain, Inc.	29,519	3,728,545
Public Storage	15,675	4,989,509
SBA Communications Corp.	10,523	1,856,889
VICI Properties, Inc.	108,427	2,878,737
Weyerhaeuser Co.	71,539	1,712,644
		45,137,169
Specialty Retail 1.5%
AutoZone, Inc. (a)	1,635	5,225,362
Best Buy Co., Inc.	19,441	1,475,183
Carvana Co. (a)	71,067	4,677,630
Home Depot, Inc. (The)	98,822	34,852,543
Lowe's Cos., Inc.	55,567	12,251,968
O'Reilly Automotive, Inc. (a)	82,222	7,571,824
Ross Stores, Inc.	31,962	6,803,112
TJX Cos., Inc. (The)	109,714	16,621,671
Tractor Supply Co.	52,034	1,644,795
Ulta Beauty, Inc. (a)	4,322	1,949,135
Williams-Sonoma, Inc.	11,682	2,723,074
		95,796,297
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc. (d)	1,457,220	421,661,179
Dell Technologies, Inc., Class C	28,701	12,383,333
Hewlett Packard Enterprise Co.	131,645	5,938,506
HP, Inc.	90,738	1,990,792
NetApp, Inc.	19,578	3,029,891
Sandisk Corp. (a)	14,693	33,407,915
Seagate Technology Holdings plc	22,247	21,468,355
Super Micro Computer, Inc. (a)	55,821	1,637,230
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	34,198	$ 21,842,947
		523,360,148
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp. (a)	14,084	1,398,400
Lululemon Athletica, Inc. (a)	10,390	1,186,330
NIKE, Inc., Class B	119,009	4,885,320
Ralph Lauren Corp.	3,835	1,539,407
Tapestry, Inc.	20,046	2,934,334
		11,943,791
Tobacco 0.6%
Altria Group, Inc.	165,680	11,920,676
Philip Morris International, Inc.	154,634	27,974,837
		39,895,513
Trading Companies & Distributors 0.3%
Fastenal Co.	113,903	5,470,761
United Rentals, Inc.	6,216	7,042,044
WW Grainger, Inc.	4,310	5,863,324
		18,376,129
Water Utilities 0.0% ‡
American Water Works Co., Inc.	19,375	2,549,363
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.	46,170	7,744,094
Total Common Stocks (e) (Cost $1,496,466,731)		6,391,259,773

	Number of Rights

Rights 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
ABIOMED, Inc., CVR (a)	4,165	4,248
Total Rights (Cost $4,248)		4,248

	Shares

Short-Term Investments 1.3%
Affiliated Investment Company 0.0% ‡
NYLIM U.S. Government Liquidity Fund, 3.551% (f)	118,533	118,533
	Shares	Value

Unaffiliated Investment Companies 0.2%
BlackRock Liquidity FedFund, 3.64% (f)(g)	7,000,000	$ 7,000,000
Invesco Government & Agency Portfolio, 3.644% (f)(g)	3,139,747	3,139,747
		10,139,747

	Principal Amount

U.S. Treasury Debt 1.1%
U.S. Treasury Bills
3.637%, due 9/17/26 (d)(h)	$ 74,300,000	73,713,151
Total Short-Term Investments (Cost $83,978,862)		83,971,431
Total Investments (Cost $1,580,449,841)	100.1%	6,475,235,452
Other Assets, Less Liabilities	(0.1)	(4,206,975)
Net Assets	100.0%	$ 6,471,028,477

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2026, the aggregate market value of securities on loan was $10,607,661; the total market value of collateral held by the Portfolio was $10,926,632. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $786,885. The Portfolio received cash collateral with a value of $10,139,747. (See Note 2(I))
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(e)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 99.9% of the Portfolio’s net assets.
(f)	Current yield as of June 30, 2026.
(g)	Represents a security purchased with cash collateral received for securities on loan.
(h)	Interest rate shown represents yield to maturity.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP S&P 500 Index Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 107	$ 6,920	$ (6,908)	$ —	$ —	$ 119	$ 1	$ —	119

Futures Contracts
As of June 30, 2026, the Portfolio held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	196	September 2026	$ 75,056,429	$ 73,972,850	$ (1,083,579)

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2026.
Abbreviation(s):
CVR—Contingent Value Right
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 6,391,259,773	$ —	$ —	$ 6,391,259,773
Rights	—	4,248	—	4,248
Short-Term Investments
Affiliated Investment Company	118,533	—	—	118,533
Unaffiliated Investment Companies	10,139,747	—	—	10,139,747
U.S. Treasury Debt	—	73,713,151	—	73,713,151
Total Short-Term Investments	10,258,280	73,713,151	—	83,971,431
Total Investments in Securities	$ 6,401,518,053	$ 73,717,399	$ —	$ 6,475,235,452
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,083,579)	$ —	$ —	$ (1,083,579)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,580,331,308) including securities on loan of $10,607,661	$6,475,116,919
Investment in affiliated investment companies, at value (identified cost $118,533)	118,533
Cash	5,665
Receivables:
Portfolio shares sold	5,050,333
Dividends and interest	2,902,290
Variation margin on futures contracts	454,130
Securities lending	2,452
Other assets	36,561
Total assets	6,483,686,883
Liabilities
Cash collateral received for securities on loan	10,139,747
Payables:
Portfolio shares redeemed	1,105,768
Distribution/Service fees (See Note 3)	815,152
Manager (See Note 3)	433,459
Shareholder communication	85,880
Custodian	27,122
Professional fees	26,363
Trustees	16,622
Accrued expenses	8,293
Total liabilities	12,658,406
Net assets	$6,471,028,477
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$48,613
Additional paid-in-capital	1,500,694,354
1,500,742,967
Total distributable earnings (loss)	4,970,285,510
Net assets	$6,471,028,477
Initial Class
Net assets applicable to outstanding shares	$2,476,233,698
Shares of beneficial interest outstanding	18,450,612
Net asset value per share outstanding	$134.21
Service Class
Net assets applicable to outstanding shares	$3,994,794,779
Shares of beneficial interest outstanding	30,162,741
Net asset value per share outstanding	$132.44

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLIM VP S&P 500 Index Portfolio

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $3,874)	$35,592,396
Interest	1,580,778
Securities lending, net	6,429
Dividends-affiliated	1,375
Total income	37,180,978
Expenses
Manager (See Note 3)	4,610,739
Distribution/Service—Service Class (See Note 3)	4,619,280
Shareholder communication	234,089
Professional fees	209,101
Trustees	100,757
Custodian	36,220
Miscellaneous	341,932
Total expenses before waiver/reimbursement	10,152,118
Expense waiver/reimbursement from Manager (See Note 3)	(1,842,669)
Net expenses	8,309,449
Net investment income (loss)	28,871,529
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(6,647,818)
Futures transactions	4,736,190
Net realized gain (loss)	(1,911,628)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	565,581,181
Futures contracts	(990,242)
Net change in unrealized appreciation (depreciation)	564,590,939
Net realized and unrealized gain (loss)	562,679,311
Net increase (decrease) in net assets resulting from operations	$591,550,840
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$28,871,529	$52,454,360
Net realized gain (loss)	(1,911,628)	11,237,819
Net change in unrealized appreciation (depreciation)	564,590,939	796,656,930
Net increase (decrease) in net assets resulting from operations	591,550,840	860,349,109
Distributions to shareholders:
Initial Class	—	(31,115,785)
Service Class	—	(44,294,689)
Total distributions to shareholders	—	(75,410,474)
Capital share transactions:
Net proceeds from sales of shares	383,441,453	662,673,449
Net asset value of shares issued to shareholders in reinvestment of distributions	—	75,410,474
Cost of shares redeemed	(282,494,133)	(497,634,878)
Increase (decrease) in net assets derived from capital share transactions	100,947,320	240,449,045
Net increase (decrease) in net assets	692,498,160	1,025,387,680
Net Assets
Beginning of period	5,778,530,317	4,753,142,637
End of period	$6,471,028,477	$5,778,530,317
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLIM VP S&P 500 Index Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$121.85	$105.02	$85.36	$69.69	$89.76	$71.41
Net investment income (loss) (a)	0.70	1.30	1.25	1.22	1.12	1.03
Net realized and unrealized gain (loss)	11.66	17.28	19.91	16.77	(17.63)	19.19
Total from investment operations	12.36	18.58	21.16	17.99	(16.51)	20.22
Less distributions:
From net investment income	—	(1.19)	(1.18)	(1.10)	(1.12)	(1.01)
From net realized gain on investments	—	(0.56)	(0.32)	(1.22)	(2.44)	(0.86)
Total distributions	—	(1.75)	(1.50)	(2.32)	(3.56)	(1.87)
Net asset value at end of period	$134.21	$121.85	$105.02	$85.36	$69.69	$89.76
Total investment return (b)	10.14%	17.72%	24.83%	26.14%	(18.19)%	28.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.12%††	1.17%	1.29%	1.57%	1.45%	1.28%
Net expenses (c)	0.12%††	0.12%	0.12%	0.12%	0.12%	0.12%
Expenses (before waiver/reimbursement) (c)	0.19%††	0.19%	0.19%	0.19%	0.19%	0.18%
Portfolio turnover rate	0.00%(d)	1%	2%	2%	2%	3%
Net assets at end of period (in 000's)	$2,476,234	$2,202,356	$1,885,141	$1,592,465	$1,271,411	$1,745,640

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Less than 0.5%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$120.39	$103.85	$84.48	$69.01	$88.87	$70.76
Net investment income (loss) (a)	0.54	1.01	1.00	1.02	0.92	0.83
Net realized and unrealized gain (loss)	11.51	17.06	19.69	16.59	(17.43)	18.99
Total from investment operations	12.05	18.07	20.69	17.61	(16.51)	19.82
Less distributions:
From net investment income	—	(0.97)	(1.00)	(0.92)	(0.91)	(0.85)
From net realized gain on investments	—	(0.56)	(0.32)	(1.22)	(2.44)	(0.86)
Total distributions	—	(1.53)	(1.32)	(2.14)	(3.35)	(1.71)
Net asset value at end of period	$132.44	$120.39	$103.85	$84.48	$69.01	$88.87
Total investment return (b)	10.01%	17.43%	24.52%	25.83%	(18.40)%	28.23%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.87%††	0.92%	1.04%	1.32%	1.21%	1.03%
Net expenses (c)	0.37%††	0.37%	0.37%	0.37%	0.37%	0.37%
Expenses (before waiver/reimbursement) (c)	0.44%††	0.44%	0.44%	0.44%	0.44%	0.43%
Portfolio turnover rate	0.00%(d)	1%	2%	2%	2%	3%
Net assets at end of period (in 000's)	$3,994,795	$3,576,175	$2,868,002	$2,197,315	$1,731,310	$2,066,943

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Less than 0.5%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLIM VP S&P 500 Index Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP S&P 500 Index Portfolio (the "Portfolio") (formerly known as NYLI VP S&P 500 Index Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500® Index.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation

17

Notes to Financial Statements (Unaudited) (continued)
Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation
Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by

18	NYLIM VP S&P 500 Index Portfolio

the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represent the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
19

Notes to Financial Statements (Unaudited) (continued)
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.

20	NYLIM VP S&P 500 Index Portfolio

(J) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Portfolio could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Portfolio is exposed to risk until the sale or exercise of each right or warrant is completed.
(K) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(M) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of June 30, 2026:
Liability Derivatives	Equity Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(1,083,579)
Total Fair Value	$(1,083,579)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2026:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Futures Transactions	$4,736,190
Total Net Realized Gain (Loss)	$4,736,190

Net Change in Unrealized Appreciation (Depreciation)	Equity Contracts Risk
Futures Contracts	$(990,242)
Total Net Change in Unrealized Appreciation (Depreciation)	$(990,242)

Average Notional Amount	Total
Futures Contracts Long	$89,333,627
Note 3–Fees and Related Party Transactions
(A) Manager. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the Portfolio. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.16% up to $2.5 billion; and 0.15% in excess of $2.5 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.15% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.12% and 0.37%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2027, and shall renew automatically for one-year
21

Notes to Financial Statements (Unaudited) (continued)
terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $4,610,739 and waived fees and/or reimbursed expenses in the amount of $1,842,669 and did not pay the Subadvisor any fees.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,596,266,074	$4,935,283,799	$(56,314,421)	$4,878,969,378
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$54,223,498
Long-Term Capital Gains	21,186,976
Total	$75,410,474
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $133,230 and $29,131, respectively.

22	NYLIM VP S&P 500 Index Portfolio

Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	867,016	$107,853,526
Shares redeemed	(490,895)	(61,651,334)
Net increase (decrease)	376,121	$46,202,192
Year ended December 31, 2025:
Shares sold	933,538	$106,073,808
Shares issued to shareholders in reinvestment of distributions	260,156	31,115,785
Shares redeemed	(1,069,549)	(120,422,527)
Net increase (decrease)	124,145	$16,767,066

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	2,225,132	$275,587,927
Shares redeemed	(1,766,479)	(220,842,799)
Net increase (decrease)	458,653	$54,745,128
Year ended December 31, 2025:
Shares sold	5,133,066	$556,599,641
Shares issued to shareholders in reinvestment of distributions	374,608	44,294,689
Shares redeemed	(3,421,658)	(377,212,351)
Net increase (decrease)	2,086,016	$223,681,979
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
24

NYLIM VP Natural Resources Portfolio
(formerly known as NYLI VP Natural Resources Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.1%
Australia 2.8%
Rio Tinto plc (Metals & Mining)	96,923	$ 9,156,293
Canada 16.7%
Agnico Eagle Mines Ltd. (Metals & Mining)	76,196	11,820,285
Barrick Mining Corp. (Metals & Mining)	205,231	7,538,135
Cameco Corp. (Oil, Gas & Consumable Fuels)	25,280	2,575,021
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	114,505	4,530,950
Capstone Copper Corp. (Metals & Mining) (a)(b)	301,561	2,770,555
Hudbay Minerals, Inc. (Metals & Mining)	131,041	3,093,878
Nutrien Ltd. (Chemicals)	149,062	9,383,453
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	232,954	12,504,971
		54,217,248
Luxembourg 2.7%
ArcelorMittal SA (Registered), NYRS (Metals & Mining) (b)	145,840	8,782,485
Norway 1.3%
Norsk Hydro ASA (Metals & Mining)	469,676	4,260,939
South Africa 2.4%
Anglo American plc (Metals & Mining)	154,297	7,566,549
United States 72.2%
Alcoa Corp. (Metals & Mining)	78,374	4,086,420
Antero Resources Corp. (Oil, Gas & Consumable Fuels) (a)	119,350	4,193,959
Archer-Daniels-Midland Co. (Food Products)	104,077	7,951,483
BP plc (Oil, Gas & Consumable Fuels)	2,169,599	13,442,506
Bunge Global SA (Food Products)	60,123	6,416,928
CF Industries Holdings, Inc. (Chemicals)	25,156	2,723,389
CNH Industrial NV (Machinery)	738,352	8,291,693
ConocoPhillips (Oil, Gas & Consumable Fuels)	121,208	12,600,784
Corteva, Inc. (Chemicals)	128,931	10,919,166
CRH plc (Construction Materials)	52,546	5,622,422
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	73,600	12,937,408
EQT Corp. (Oil, Gas & Consumable Fuels)	85,334	4,537,209
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	79,396	7,240,121
	Shares	Value

United States (continued)
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	99,355	$ 13,583,816
Freeport-McMoRan, Inc. (Metals & Mining)	231,416	14,553,752
International Paper Co. (Containers & Packaging)	369,533	14,079,207
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	34,606	8,847,716
Newmont Corp. (Metals & Mining)	142,763	13,334,064
NRG Energy, Inc. (Electric Utilities)	50,463	7,370,626
Nucor Corp. (Metals & Mining)	27,369	6,096,445
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	208,235	10,113,974
Packaging Corp. of America (Containers & Packaging)	37,011	8,818,981
Phillips 66 (Oil, Gas & Consumable Fuels)	41,021	6,934,600
Royal Gold, Inc. (Metals & Mining)	30,671	6,122,238
SLB Ltd. (Energy Equipment & Services)	280,108	13,022,221
Smurfit WestRock plc (Containers & Packaging)	82,246	3,804,700
Weatherford International plc (Energy Equipment & Services)	77,047	6,279,330
		233,925,158
Total Common Stocks (Cost $289,210,162)		317,908,672
Short-Term Investments 4.2%
Affiliated Investment Company 1.9%
United States 1.9%
NYLIM U.S. Government Liquidity Fund, 3.551% (c)	6,130,034	6,130,034
Unaffiliated Investment Companies 2.3%
United States 2.3%
Fidelity Government Portfolio, 3.627% (c)(d)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, 3.644% (c)(d)	5,614,569	5,614,569
		7,614,569
Total Short-Term Investments (Cost $13,744,603)		13,744,603
Total Investments (Cost $302,954,765)	102.3%	331,653,275
Other Assets, Less Liabilities	(2.3)	(7,452,890)
Net Assets	100.0%	$ 324,200,385

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2026, the aggregate market value of securities on loan was $7,571,123; the total market value of collateral held by the Portfolio was $7,740,463. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $125,894. The Portfolio received cash collateral with a value of $7,614,569. (See Note 2(J))
(c)	Current yield as of June 30, 2026.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 2,815	$ 41,763	$ (38,448)	$ —	$ —	$ 6,130	$ 53	$ —	6,130

Abbreviation(s):
NYRS—New York Registry Shares
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 317,908,672	$ —	$ —	$ 317,908,672
Short-Term Investments
Affiliated Investment Company	6,130,034	—	—	6,130,034
Unaffiliated Investment Companies	7,614,569	—	—	7,614,569
Total Short-Term Investments	13,744,603	—	—	13,744,603
Total Investments in Securities	$ 331,653,275	$ —	$ —	$ 331,653,275

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP Natural Resources Portfolio

The table below sets forth the diversification of the Portfolio’s investments by industry.
Industry Diversification
	Value	Percent †^
Chemicals	$23,026,008	7.1%
Construction Materials	5,622,422	1.7
Containers & Packaging	26,702,888	8.2
Electric Utilities	7,370,626	2.3
Energy Equipment & Services	19,301,551	6.0
Food Products	14,368,411	4.4
Machinery	8,291,693	2.6
Metals & Mining	99,182,038	30.6
Oil, Gas & Consumable Fuels	114,043,035	35.2
	317,908,672	98.1
Short-Term Investments	13,744,603	4.2
Other Assets, Less Liabilities	(7,452,890)	(2.3)
Net Assets	$324,200,385	100.0%

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $296,824,731) including securities on loan of $7,571,123	$325,523,241
Investment in affiliated investment companies, at value (identified cost $6,130,034)	6,130,034
Cash denominated in foreign currencies (identified cost $256,383)	250,951
Receivables:
Dividends and interest	370,801
Portfolio shares sold	141,933
Securities lending	2,469
Other assets	2,423
Total assets	332,421,852
Liabilities
Cash collateral received for securities on loan	7,614,569
Payables:
Portfolio shares redeemed	340,901
Manager (See Note 3)	222,621
Professional fees	24,712
Custodian	10,076
Shareholder communication	695
Trustees	663
Accrued expenses	7,230
Total liabilities	8,221,467
Net assets	$324,200,385
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$21,195
Additional paid-in-capital	251,925,836
251,947,031
Total distributable earnings (loss)	72,253,354
Net assets	$324,200,385
Initial Class
Net assets applicable to outstanding shares	$324,200,385
Shares of beneficial interest outstanding	21,195,118
Net asset value per share outstanding	$15.30

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP Natural Resources Portfolio

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $148,092)	$3,980,851
Dividends-affiliated	53,084
Securities lending, net	19,467
Total income	4,053,402
Expenses
Manager (See Note 3)	1,375,747
Professional fees	42,053
Custodian	15,823
Shareholder communication	13,505
Trustees	5,612
Miscellaneous	11,922
Total expenses	1,464,662
Net investment income (loss)	2,588,740
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	44,010,427
Foreign currency transactions	(2,850)
Net realized gain (loss)	44,007,577
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(696,315)
Translation of other assets and liabilities in foreign currencies	(10,942)
Net change in unrealized appreciation (depreciation)	(707,257)
Net realized and unrealized gain (loss)	43,300,320
Net increase (decrease) in net assets resulting from operations	$45,889,060
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,588,740	$4,868,907
Net realized gain (loss)	44,007,577	5,000,969
Net change in unrealized appreciation (depreciation)	(707,257)	31,615,796
Net increase (decrease) in net assets resulting from operations	45,889,060	41,485,672
Distributions to shareholders:
Initial Class	—	(4,449,641)
Capital share transactions:
Net proceeds from sales of shares	34,946,789	34,453,586
Net asset value of shares issued to shareholders in reinvestment of distributions	—	4,449,641
Cost of shares redeemed	(61,722,995)	(71,246,106)
Increase (decrease) in net assets derived from capital share transactions	(26,776,206)	(32,342,879)
Net increase (decrease) in net assets	19,112,854	4,693,152
Net Assets
Beginning of period	305,087,531	300,394,379
End of period	$324,200,385	$305,087,531
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP Natural Resources Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$13.34	$11.76	$11.97	$12.00	$8.93	$6.55
Net investment income (loss) (a)	0.12	0.20	0.15	0.19	0.22	0.12
Net realized and unrealized gain (loss)	1.84	1.57	(0.03)	0.04	2.97	2.36
Total from investment operations	1.96	1.77	0.12	0.23	3.19	2.48
Less distributions:
From net investment income	—	(0.19)	(0.33)	(0.26)	(0.12)	(0.10)
Net asset value at end of period	$15.30	$13.34	$11.76	$11.97	$12.00	$8.93
Total investment return (b)	14.68%	15.20%	0.74%	1.92%	35.84%	38.02%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.49%††	1.69%	1.21%	1.62%	1.94%	1.56%
Net expenses (c)	0.84%††	0.85%	0.84%	0.84%	0.83%	0.85%
Portfolio turnover rate	43%	88%	94%	85%	92%	72%
Net assets at end of period (in 000's)	$324,200	$305,088	$300,394	$336,679	$396,137	$292,583

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP Natural Resources Portfolio (the "Portfolio") (formerly known as NYLI VP Natural Resources Portfolio), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. However, due to its principal investment strategies and investment processes, the Portfolio has historically operated as a "diversified" portfolio. Therefore, the Portfolio will not operate as "non-diversified" portfolio without first obtaining shareholder approval.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share class that has been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares.
The Portfolio's investment objective is to seek long-term capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use

10	NYLIM VP Natural Resources Portfolio

of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAV is calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant
11

Notes to Financial Statements (Unaudited) (continued)
exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying

12	NYLIM VP Natural Resources Portfolio

securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(I) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
13

Notes to Financial Statements (Unaudited) (continued)
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Newton Investment Management North America, LLC (“Newton” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investment Management and Newton, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.79% up to $1 billion; and 0.78% in excess of $1 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.79% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $1,375,747 and paid the Subadvisor fees in the amount of $634,011.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAV, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations.
JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$304,461,793	$40,344,807	$(13,153,325)	$27,191,482
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $7,842,393, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$7,842	$—
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$4,449,641
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the

14	NYLIM VP Natural Resources Portfolio

Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $147,922 and $175,613, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	2,166,631	$34,946,789
Shares redeemed	(3,844,588)	(61,722,995)
Net increase (decrease)	(1,677,957)	$(26,776,206)
Year ended December 31, 2025:
Shares sold	2,971,804	$34,453,586
Shares issued to shareholders in reinvestment of distributions	355,909	4,449,641
Shares redeemed	(6,007,933)	(71,246,106)
Net increase (decrease)	(2,680,220)	$(32,342,879)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
16

NYLIM VP Small Cap Growth Portfolio
(formerly known as NYLI VP Small Cap Growth Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 97.2%
Aerospace & Defense 6.2%
Beta Technologies, Inc., Class A (a)	61,367	$ 1,027,897
BWX Technologies, Inc.	2,078	404,483
Curtiss-Wright Corp.	4,163	3,154,555
Firefly Aerospace, Inc. (a)	28,861	848,513
FTAI Aviation Ltd.	8,084	2,186,965
Karman Holdings, Inc. (a)	32,874	1,641,070
Mercury Systems, Inc. (a)	25,217	3,084,796
Moog, Inc., Class A	10,455	4,431,247
StandardAero, Inc. (a)	151,501	4,531,395
VSE Corp.	14,524	3,318,734
Woodward, Inc.	2,572	1,094,232
York Space Systems, Inc. (a)(b)	40,083	986,843
		26,710,730
Automobile Components 0.6%
Patrick Industries, Inc.	27,652	2,482,597
Banks 1.7%
Coastal Financial Corp. (a)	12,087	936,863
Prosperity Bancshares, Inc.	86,990	6,352,880
		7,289,743
Beverages 0.4%
Vita Coco Co., Inc. (The) (a)	25,583	1,692,060
Biotechnology 8.5%
Alkermes plc (a)	77,284	4,049,295
Blueprint Medicines Corp., CVR (a)(c)	14,171	—
Cogent Biosciences, Inc. (a)	72,047	2,788,219
Cytokinetics, Inc. (a)	75,561	6,437,042
Denali Therapeutics, Inc. (a)	88,476	2,275,603
Madrigal Pharmaceuticals, Inc. (a)	5,541	2,975,240
Mirum Pharmaceuticals, Inc. (a)(b)	30,548	3,576,254
Protagonist Therapeutics, Inc. (a)	32,863	4,028,347
PTC Therapeutics, Inc. (a)	38,974	3,179,109
Rhythm Pharmaceuticals, Inc. (a)	20,883	2,318,639
Scholar Rock Holding Corp. (a)	32,319	1,777,545
Vaxcyte, Inc. (a)	55,214	3,209,590
		36,614,883
Building Products 4.4%
AAON, Inc.	28,930	3,670,060
CSW Industrials, Inc.	7,657	2,130,943
Griffon Corp.	23,084	2,251,383
Modine Manufacturing Co. (a)	11,634	3,106,511
Simpson Manufacturing Co., Inc.	27,424	5,741,214
	Shares	Value

Building Products (continued)
Zurn Elkay Water Solutions Corp.	39,616	$ 2,001,796
		18,901,907
Capital Markets 4.5%
DigitalBridge Group, Inc.	64,135	1,012,050
Evercore, Inc., Class A	6,017	2,054,445
Hamilton Lane, Inc., Class A	18,510	1,459,143
Houlihan Lokey, Inc.	35,826	4,805,341
Lincoln International, Inc. (a)	74,929	1,788,555
StepStone Group, Inc., Class A	44,532	1,841,844
StoneX Group, Inc. (a)	52,055	6,168,518
		19,129,896
Chemicals 1.1%
Hawkins, Inc.	15,302	2,174,414
HB Fuller Co.	40,639	2,368,847
		4,543,261
Commercial Services & Supplies 5.2%
ACV Auctions, Inc., Class A (a)	393,011	2,825,749
Casella Waste Systems, Inc., Class A (a)	65,477	6,349,305
MSA Safety, Inc.	18,603	3,247,712
OPENLANE, Inc. (a)	105,030	4,331,437
Waste Connections, Inc.	34,539	5,757,306
		22,511,509
Construction & Engineering 4.2%
Cardinal Infrastructure Group, Inc., Class A (a)(b)	22,015	2,073,813
Construction Partners, Inc., Class A (a)	23,216	2,757,364
Everus Construction Group, Inc. (a)	10,756	1,784,958
IES Holdings, Inc. (a)	2,233	1,640,496
Limbach Holdings, Inc. (a)	42,853	3,299,681
Sterling Infrastructure, Inc. (a)	2,895	2,429,947
Valmont Industries, Inc.	7,146	4,127,530
		18,113,789
Construction Materials 1.8%
Eagle Materials, Inc.	13,038	2,933,550
James Hardie Industries plc, ADR (a)	54,064	1,415,396
Knife River Corp. (a)	25,793	2,157,584
United States Lime & Minerals, Inc.	10,418	1,090,452
		7,596,982
Consumer Finance 0.9%
Dave, Inc. (a)	4,201	1,565,251
Enova International, Inc. (a)	9,047	2,177,884
		3,743,135

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail 0.5%
Casey's General Stores, Inc.	2,574	$ 2,045,789
Diversified Consumer Services 0.3%
Bright Horizons Family Solutions, Inc. (a)	20,477	1,451,410
Electrical Equipment 0.7%
Generac Holdings, Inc. (a)	5,080	1,487,475
Nextpower, Inc., Class A (a)	12,724	1,515,937
		3,003,412
Electronic Equipment, Instruments & Components 5.0%
Itron, Inc. (a)	14,722	1,273,895
Littelfuse, Inc.	4,404	2,005,273
Mirion Technologies, Inc. (a)	194,165	3,481,378
nLight, Inc. (a)	29,469	2,051,632
Novanta, Inc. (a)	40,946	6,643,079
OSI Systems, Inc. (a)	8,479	1,854,357
Plexus Corp. (a)	13,435	4,039,502
		21,349,116
Energy Equipment & Services 2.4%
Oceaneering International, Inc. (a)	204,073	8,269,038
TechnipFMC plc	33,042	2,190,684
		10,459,722
Ground Transportation 0.4%
Saia, Inc. (a)	3,907	1,645,472
Health Care Equipment & Supplies 4.9%
Establishment Labs Holdings, Inc. (a)(b)	81,879	7,026,037
Glaukos Corp. (a)	28,662	4,005,801
Kestra Medical Technologies Ltd. (a)	98,040	2,494,138
Lantheus Holdings, Inc. (a)	28,536	3,165,784
OrthoPediatrics Corp. (a)	92,012	1,760,190
PROCEPT BioRobotics Corp. (a)	36,075	814,573
SI-BONE, Inc. (a)	98,250	1,603,440
		20,869,963
Health Care Providers & Services 8.0%
BrightSpring Health Services, Inc. (a)	59,944	4,180,495
Encompass Health Corp.	33,625	3,398,815
Ensign Group, Inc. (The)	19,544	3,132,903
Guardant Health, Inc. (a)	62,637	9,397,429
HealthEquity, Inc. (a)	103,433	9,342,068
Lumexa Imaging Holdings, Inc. (a)(b)	126,953	1,432,030
RadNet, Inc. (a)	52,416	3,232,495
		34,116,235
	Shares	Value

Hotels, Restaurants & Leisure 0.2%
Kura Sushi USA, Inc., Class A (a)	16,375	$ 942,545
Household Durables 2.0%
Cavco Industries, Inc. (a)	6,377	3,917,901
Installed Building Products, Inc. (b)	16,218	3,727,545
TopBuild Corp. (a)(b)	2,179	772,521
		8,417,967
Independent Power and Renewable Electricity Producers 0.6%
Talen Energy Corp. (a)	6,368	2,446,968
Industrial REITs 1.2%
EastGroup Properties, Inc.	13,869	2,808,889
Terreno Realty Corp.	38,415	2,488,139
		5,297,028
Insurance 0.9%
Skyward Specialty Insurance Group, Inc. (a)	63,759	3,720,338
IT Services 0.2%
Quantinuum, Inc., Class A (a)	11,905	973,115
Life Sciences Tools & Services 3.1%
Bio-Techne Corp.	83,534	5,901,677
Bruker Corp.	77,918	4,689,105
West Pharmaceutical Services, Inc.	7,969	2,860,871
		13,451,653
Machinery 5.7%
CECO Environmental Corp. (a)	44,128	4,004,174
Enerpac Tool Group Corp.	35,972	1,289,956
Enpro, Inc.	12,801	4,825,081
ESCO Technologies, Inc.	10,520	3,682,421
Graham Corp. (a)	30,681	3,798,001
IDEX Corp.	8,783	1,993,302
Kadant, Inc.	8,474	2,662,785
SPX Technologies, Inc. (a)	8,896	2,181,032
		24,436,752
Metals & Mining 1.8%
Materion Corp.	25,347	7,537,944
Oil, Gas & Consumable Fuels 0.9%
Matador Resources Co.	24,277	1,208,509
Range Resources Corp.	66,677	2,479,718
		3,688,227

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP Small Cap Growth Portfolio

	Shares	Value
Common Stocks (continued)
Pharmaceuticals 0.3%
Crinetics Pharmaceuticals, Inc. (a)	31,415	$ 1,175,549
Professional Services 2.1%
Andersen Group, Inc., Class A (a)(b)	133,321	5,028,868
FTI Consulting, Inc. (a)	12,557	1,871,119
Parsons Corp. (a)	37,696	1,974,893
		8,874,880
Real Estate Management & Development 0.7%
FirstService Corp.	22,544	3,203,728
Semiconductors & Semiconductor Equipment 8.1%
Allegro MicroSystems, Inc. (a)	49,990	3,480,304
Entegris, Inc.	23,621	4,248,473
Impinj, Inc. (a)	8,161	1,168,900
Lattice Semiconductor Corp. (a)	38,671	5,915,116
MACOM Technology Solutions Holdings, Inc. (a)	6,933	2,637,105
Onto Innovation, Inc. (a)	12,831	4,855,892
Power Integrations, Inc.	22,651	1,897,248
Rambus, Inc. (a)	26,993	3,583,051
SiTime Corp. (a)	4,764	3,551,848
Universal Display Corp.	37,180	3,219,416
		34,557,353
Software 5.2%
CCC Intelligent Solutions Holdings, Inc. (a)	961,930	4,963,559
Descartes Systems Group, Inc. (The) (a)	26,560	1,839,014
Dynatrace, Inc. (a)	78,818	3,460,898
Guidewire Software, Inc. (a)	19,591	2,410,673
JFrog Ltd. (a)	34,180	3,106,278
Procore Technologies, Inc. (a)	38,679	1,571,141
Q2 Holdings, Inc. (a)	39,548	1,902,259
ServiceTitan, Inc., Class A (a)	19,012	1,344,339
Vertex, Inc., Class A (a)	165,360	1,898,333
		22,496,494
Specialty Retail 1.2%
Boot Barn Holdings, Inc. (a)	12,809	2,104,134
Revolve Group, Inc. (a)	136,974	3,135,335
		5,239,469
Trading Companies & Distributors 1.3%
Applied Industrial Technologies, Inc.	10,615	3,589,462
	Shares	Value

Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc. (a)	15,922	$ 1,821,636
		5,411,098
Total Common Stocks (Cost $322,056,703)		416,142,719
Short-Term Investments 5.9%
Affiliated Investment Company 3.6%
NYLIM U.S. Government Liquidity Fund, 3.551% (d)	15,630,698	15,630,698
Unaffiliated Investment Companies 2.3%
Fidelity Government Portfolio, 3.627% (d)(e)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, 3.644% (d)(e)	7,667,997	7,667,997
		9,667,997
Total Short-Term Investments (Cost $25,298,695)		25,298,695
Total Investments (Cost $347,355,398)	103.1%	441,441,414
Other Assets, Less Liabilities	(3.1)	(13,082,950)
Net Assets	100.0%	$ 428,358,464

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2026, the aggregate market value of securities on loan was $11,671,859; the total market value of collateral held by the Portfolio was $12,141,696. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,473,699. The Portfolio received cash collateral with a value of $9,667,997. (See Note 2(H))
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Current yield as of June 30, 2026.
(e)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 13,146	$ 78,686	$ (76,201)	$ —	$ —	$ 15,631	$ 338	$ —	15,631

Abbreviation(s):
ADR—American Depositary Receipt
CVR—Contingent Value Right
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 416,142,719	$ —	$ —	$ 416,142,719
Short-Term Investments
Affiliated Investment Company	15,630,698	—	—	15,630,698
Unaffiliated Investment Companies	9,667,997	—	—	9,667,997
Total Short-Term Investments	25,298,695	—	—	25,298,695
Total Investments in Securities	$ 441,441,414	$ —	$ —	$ 441,441,414

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP Small Cap Growth Portfolio

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $331,724,700) including securities on loan of $11,671,859	$425,810,716
Investment in affiliated investment companies, at value (identified cost $15,630,698)	15,630,698
Receivables:
Investment securities sold	177,195
Dividends	171,776
Portfolio shares sold	49,402
Securities lending	28,276
Other assets	3,864
Total assets	441,871,927
Liabilities
Cash collateral received for securities on loan	9,667,997
Payables:
Portfolio shares redeemed	3,270,350
Manager (See Note 3)	275,734
Investment securities purchased	217,222
Distribution/Service fees (See Note 3)	29,704
Professional fees	28,385
Custodian	9,364
Shareholder communication	7,345
Trustees	1,305
Accrued expenses	6,057
Total liabilities	13,513,463
Net assets	$428,358,464
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$31,038
Additional paid-in-capital	260,791,608
260,822,646
Total distributable earnings (loss)	167,535,818
Net assets	$428,358,464
Initial Class
Net assets applicable to outstanding shares	$277,929,772
Shares of beneficial interest outstanding	19,660,354
Net asset value per share outstanding	$14.14
Service Class
Net assets applicable to outstanding shares	$150,428,692
Shares of beneficial interest outstanding	11,377,381
Net asset value per share outstanding	$13.22

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $9,184)	$731,930
Dividends-affiliated	337,960
Securities lending, net	57,604
Total income	1,127,494
Expenses
Manager (See Note 3)	1,625,808
Distribution/Service—Service Class (See Note 3)	169,539
Professional fees	46,600
Shareholder communication	19,070
Custodian	14,248
Trustees	7,058
Miscellaneous	5,731
Total expenses	1,888,054
Net investment income (loss)	(760,560)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	44,340,412
Net change in unrealized appreciation (depreciation) on unaffiliated investments	38,636,023
Net realized and unrealized gain (loss)	82,976,435
Net increase (decrease) in net assets resulting from operations	$82,215,875
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP Small Cap Growth Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(760,560)	$(1,535,053)
Net realized gain (loss)	44,340,412	33,229,470
Net change in unrealized appreciation (depreciation)	38,636,023	(14,360,031)
Net increase (decrease) in net assets resulting from operations	82,215,875	17,334,386
Distributions to shareholders:
Initial Class	—	(20,035,109)
Service Class	—	(10,247,139)
Total distributions to shareholders	—	(30,282,248)
Capital share transactions:
Net proceeds from sales of shares	15,284,956	51,626,453
Net asset value of shares issued to shareholders in reinvestment of distributions	—	30,282,248
Cost of shares redeemed	(70,920,356)	(130,537,092)
Increase (decrease) in net assets derived from capital share transactions	(55,635,400)	(48,628,391)
Net increase (decrease) in net assets	26,580,475	(61,576,253)
Net Assets
Beginning of period	401,777,989	463,354,242
End of period	$428,358,464	$401,777,989
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.57	$11.90	$10.78	$9.37	$17.53	$18.16
Net investment income (loss) (a)	(0.02)	(0.03)	(0.03)	(0.01)	(0.05)	(0.11)
Net realized and unrealized gain (loss)	2.59	0.60	1.15	1.46	(4.74)	1.98
Total from investment operations	2.57	0.57	1.12	1.45	(4.79)	1.87
Less distributions:
From net realized gain on investments	—	(0.90)	—	(0.04)	(3.37)	(2.50)
Net asset value at end of period	$14.14	$11.57	$11.90	$10.78	$9.37	$17.53
Total investment return (b)	22.23%	4.89%	10.41%	15.51%	(26.49)%	10.31%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.30)%††	(0.29)%	(0.26)%	(0.11)%	(0.37)%	(0.56)%
Net expenses (c)	0.86%††	0.86%	0.85%	0.84%	0.85%	0.84%(d)
Portfolio turnover rate	25%	46%	40%	26%	39%	32%
Net assets at end of period (in 000's)	$277,930	$270,953	$327,122	$308,540	$320,091	$395,321

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.83	$11.23	$10.19	$8.88	$16.91	$17.64
Net investment income (loss) (a)	(0.03)	(0.06)	(0.05)	(0.03)	(0.08)	(0.15)
Net realized and unrealized gain (loss)	2.42	0.56	1.09	1.38	(4.58)	1.92
Total from investment operations	2.39	0.50	1.04	1.35	(4.66)	1.77
Less distributions:
From net realized gain on investments	—	(0.90)	—	(0.04)	(3.37)	(2.50)
Net asset value at end of period	$13.22	$10.83	$11.23	$10.19	$8.88	$16.91
Total investment return (b)	22.08%	4.63%	10.13%	15.22%	(26.67)%	10.03%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.54)%††	(0.54)%	(0.51)%	(0.36)%	(0.63)%	(0.81)%
Net expenses (c)	1.11%††	1.11%	1.10%	1.09%	1.10%	1.09%(d)
Portfolio turnover rate	25%	46%	40%	26%	39%	32%
Net assets at end of period (in 000's)	$150,429	$130,825	$136,232	$134,313	$117,075	$173,558

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP Small Cap Growth Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP Small Cap Growth Portfolio (the "Portfolio") (formerly known as NYLI VP Small Cap Growth Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

11

Notes to Financial Statements (Unaudited) (continued)
to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates

12	NYLIM VP Small Cap Growth Portfolio

the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the
13

Notes to Financial Statements (Unaudited) (continued)
event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. The Portfolio's subadvisors are CI SBH Asset Management ("SBH" or a "Subadvisor") and Brown Advisory LLC ("Brown Advisory" or a "Subadvisor", and together, with SBH, the "Subadvisors"). SBH, a registered investment adviser, serves as a Subadvisor to the Portfolio, pursuant to the terms of a Subadvisory Agreement between New York Life Investment Management and SBH. Brown Advisory, a registered investment adviser, serves as a Subadvisor to the Portfolio, pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Brown Advisory. Each Subadvisor is responsible for managing a portion of the Portfolio’s assets, as designated by the Manager from time to time. New York Life Investment Management pays for the services of the Subadvisors.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.81% up to $1 billion; and 0.785% in excess of $1 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.81% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $1,625,808 and paid SBH and Brown Advisory fees of $413,258 and $412,041, respectively.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.

14	NYLIM VP Small Cap Growth Portfolio

Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$348,524,923	$114,679,671	$(21,763,180)	$92,916,491
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$2,410,154
Long-Term Capital Gains	27,872,094
Total	$30,282,248
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $97,357 and $154,063, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	513,043	$6,339,840
Shares redeemed	(4,280,495)	(53,602,746)
Net increase (decrease)	(3,767,452)	$(47,262,906)
Year ended December 31, 2025:
Shares sold	2,870,305	$32,203,087
Shares issued to shareholders in reinvestment of distributions	1,770,950	20,035,109
Shares redeemed	(8,701,632)	(99,744,945)
Net increase (decrease)	(4,060,377)	$(47,506,749)

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	770,400	$8,945,116
Shares redeemed	(1,472,378)	(17,317,610)
Net increase (decrease)	(701,978)	$(8,372,494)
Year ended December 31, 2025:
Shares sold	1,807,291	$19,423,366
Shares issued to shareholders in reinvestment of distributions	966,693	10,247,139
Shares redeemed	(2,828,737)	(30,792,147)
Net increase (decrease)	(54,753)	$(1,121,642)
15

Notes to Financial Statements (Unaudited) (continued)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
16	NYLIM VP Small Cap Growth Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
17

NYLIM VP Wellington Growth Portfolio
(formerly known as NYLI VP Wellington Growth Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.4%
Aerospace & Defense 3.2%
Axon Enterprise, Inc. (a)	15,049	$ 8,436,620
GE Aerospace	34,429	12,867,150
		21,303,770
Automobiles 3.7%
Tesla, Inc. (a)	59,299	24,941,159
Biotechnology 0.9%
Natera, Inc. (a)	23,236	6,307,412
Broadline Retail 1.0%
Amazon.com, Inc. (a)	29,226	6,965,725
Capital Markets 2.1%
Goldman Sachs Group, Inc. (The)	1,179	1,192,405
KKR & Co., Inc.	41,393	3,799,050
MSCI, Inc.	10,484	5,871,459
Nasdaq, Inc.	36,146	2,849,028
		13,711,942
Communications Equipment 1.3%
Arista Networks, Inc. (a)	52,216	8,870,454
Diversified Telecommunication Services 0.5%
Space Exploration Technologies Corp., Class A (a)(b)	18,094	3,091,541
Electrical Equipment 3.5%
Eaton Corp. plc	15,699	6,689,658
GE Vernova, Inc.	4,062	4,772,281
Vertiv Holdings Co., Class A	36,372	12,178,073
		23,640,012
Electronic Equipment, Instruments & Components 5.2%
Corning, Inc.	53,775	13,735,748
Flex Ltd. (a)	65,699	10,647,837
Jabil, Inc.	26,877	10,360,546
		34,744,131
Entertainment 2.0%
Netflix, Inc. (a)	99,780	7,124,292
Spotify Technology SA (a)	13,168	6,045,824
		13,170,116
Financial Services 3.3%
Mastercard, Inc., Class A	31,056	15,950,362
	Shares	Value

Financial Services (continued)
Visa, Inc., Class A	16,924	$ 5,806,455
		21,756,817
Health Care Equipment & Supplies 2.7%
IDEXX Laboratories, Inc. (a)	12,188	6,416,251
Intuitive Surgical, Inc. (a)	18,892	7,512,971
Stryker Corp.	13,253	4,172,574
		18,101,796
Health Care REITs 1.3%
Welltower, Inc.	37,616	8,537,703
Hotels, Restaurants & Leisure 2.0%
DoorDash, Inc., Class A (a)	35,012	6,460,764
Hilton Worldwide Holdings, Inc.	20,567	6,796,571
		13,257,335
Interactive Media & Services 11.9%
Alphabet, Inc., Class C	199,183	70,377,329
Meta Platforms, Inc., Class A	16,685	9,398,494
		79,775,823
IT Services 3.1%
Cloudflare, Inc., Class A (a)	41,763	10,243,629
International Business Machines Corp.	11,342	3,189,484
Shopify, Inc., Class A (a)	66,073	7,544,215
		20,977,328
Machinery 1.2%
Caterpillar, Inc.	5,153	5,487,430
Cummins, Inc.	3,900	2,781,519
		8,268,949
Pharmaceuticals 4.5%
Eli Lilly & Co.	25,304	30,350,377
Semiconductors & Semiconductor Equipment 25.0%
Advanced Micro Devices, Inc. (a)	18,478	10,734,055
Applied Materials, Inc.	6,150	4,446,450
Broadcom, Inc.	84,016	31,737,044
KLA Corp.	43,914	13,249,293
Micron Technology, Inc.	17,023	19,649,479
NVIDIA Corp.	387,299	77,494,657
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	21,176	10,113,022
		167,424,000
Software 9.0%
Cadence Design Systems, Inc. (a)	36,001	13,511,895

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Software (continued)
Datadog, Inc., Class A (a)	38,799	$ 10,101,708
Microsoft Corp.	55,497	20,701,491
Palantir Technologies, Inc., Class A (a)	2,750	320,842
Palo Alto Networks, Inc. (a)	27,114	9,246,416
Samsara, Inc., Class A (a)	186,827	6,058,800
		59,941,152
Specialty Retail 0.5%
Ross Stores, Inc.	16,105	3,427,949
Technology Hardware, Storage & Peripherals 11.5%
Apple, Inc.	110,240	31,899,047
Dell Technologies, Inc., Class C	19,429	8,382,836
Sandisk Corp. (a)	5,235	11,902,977
Seagate Technology Holdings plc	11,438	11,037,670
Western Digital Corp.	21,913	13,996,271
		77,218,801
Total Common Stocks (Cost $509,723,484)		665,784,292
Short-Term Investments 2.6%
Affiliated Investment Company 2.2%
NYLIM U.S. Government Liquidity Fund, 3.551% (c)	14,412,142	14,412,142
	Shares	Value

Unaffiliated Investment Company 0.4%
Invesco Government & Agency Portfolio, 3.644% (c)(d)	2,761,908	$ 2,761,908
Total Short-Term Investments (Cost $17,174,050)		17,174,050
Total Investments (Cost $526,897,534)	102.0%	682,958,342
Other Assets, Less Liabilities	(2.0)	(13,377,141)
Net Assets	100.0%	$ 669,581,201

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2026, the aggregate market value of securities on loan was $2,707,329. The Portfolio received cash collateral with a value of $2,761,908. (See Note 2(H))
(c)	Current yield as of June 30, 2026.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 1,091	$ 67,133	$ (53,812)	$ —	$ —	$ 14,412	$ 75	$ —	14,412

Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP Wellington Growth Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 665,784,292	$ —	$ —	$ 665,784,292
Short-Term Investments
Affiliated Investment Company	14,412,142	—	—	14,412,142
Unaffiliated Investment Company	2,761,908	—	—	2,761,908
Total Short-Term Investments	17,174,050	—	—	17,174,050
Total Investments in Securities	$ 682,958,342	$ —	$ —	$ 682,958,342

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $512,485,392) including securities on loan of $2,707,329	$668,546,200
Investment in affiliated investment companies, at value (identified cost $14,412,142)	14,412,142
Receivables:
Investment securities sold	11,969,124
Dividends	47,223
Portfolio shares sold	9,519
Securities lending	944
Other assets	5,304
Total assets	694,990,456
Liabilities
Cash collateral received for securities on loan	2,761,908
Due to custodian	15,237,792
Payables:
Investment securities purchased	6,610,833
Manager (See Note 3)	373,607
Portfolio shares redeemed	358,445
Professional fees	29,854
Shareholder communication	13,259
Custodian	8,274
Distribution/Service fees (See Note 3)	7,454
Trustees	2,120
Accrued expenses	5,709
Total liabilities	25,409,255
Net assets	$669,581,201
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$19,356
Additional paid-in-capital	363,889,992
363,909,348
Total distributable earnings (loss)	305,671,853
Net assets	$669,581,201
Initial Class
Net assets applicable to outstanding shares	$633,452,036
Shares of beneficial interest outstanding	18,268,919
Net asset value per share outstanding	$34.67
Service Class
Net assets applicable to outstanding shares	$36,129,165
Shares of beneficial interest outstanding	1,086,976
Net asset value per share outstanding	$33.24

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP Wellington Growth Portfolio

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $16,938)	$1,492,347
Dividends-affiliated	75,002
Securities lending, net	1,712
Total income	1,569,061
Expenses
Manager (See Note 3)	2,193,813
Professional fees	53,817
Distribution/Service—Service Class (See Note 3)	44,851
Shareholder communication	29,811
Custodian	12,525
Trustees	11,345
Miscellaneous	11,866
Total expenses	2,358,028
Net investment income (loss)	(788,967)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	48,315,402
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(23,817,656)
Net realized and unrealized gain (loss)	24,497,746
Net increase (decrease) in net assets resulting from operations	$23,708,779
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(788,967)	$(1,575,084)
Net realized gain (loss)	48,315,402	103,659,235
Net change in unrealized appreciation (depreciation)	(23,817,656)	326,432
Net increase (decrease) in net assets resulting from operations	23,708,779	102,410,583
Distributions to shareholders:
Initial Class	—	(46,293,648)
Service Class	—	(2,954,703)
Total distributions to shareholders	—	(49,248,351)
Capital share transactions:
Net proceeds from sales of shares	21,617,900	8,900,880
Net asset value of shares issued to shareholders in reinvestment of distributions	—	49,248,351
Cost of shares redeemed	(29,825,397)	(121,518,547)
Increase (decrease) in net assets derived from capital share transactions	(8,207,497)	(63,369,316)
Net increase (decrease) in net assets	15,501,282	(10,207,084)
Net Assets
Beginning of period	654,079,919	664,287,003
End of period	$669,581,201	$654,079,919
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP Wellington Growth Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$33.47	$30.83	$24.44	$17.64	$40.09	$39.15
Net investment income (loss) (a)	(0.04)	(0.07)	(0.04)	(0.01)	(0.03)	(0.12)
Net realized and unrealized gain (loss)	1.24	5.32	6.43	6.81	(13.45)	7.70
Total from investment operations	1.20	5.25	6.39	6.80	(13.48)	7.58
Less distributions:
From net investment income	—	—	—	—	—	(0.15)
From net realized gain on investments	—	(2.61)	—	—	(8.97)	(6.49)
Total distributions	—	(2.61)	—	—	(8.97)	(6.64)
Net asset value at end of period	$34.67	$33.47	$30.83	$24.44	$17.64	$40.09
Total investment return (b)	3.63%	17.06%	26.13%	38.55%(c)	(33.17)%	19.75%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.23)%††	(0.23)%	(0.14)%	(0.03)%	(0.12)%	(0.28)%
Net expenses (d)	0.73%††	0.73%	0.72%	0.72%	0.73%	0.72%
Expenses (before waiver/reimbursement) (d)	0.73%††	0.73%	0.72%	0.72%	0.73%	0.73%
Portfolio turnover rate	43%	41%	66%	40%	42%	48%
Net assets at end of period (in 000's)	$633,452	$616,058	$624,560	$572,153	$509,030	$716,521

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$32.12	$29.76	$23.65	$17.11	$39.39	$38.57
Net investment income (loss) (a)	(0.08)	(0.15)	(0.10)	(0.06)	(0.10)	(0.22)
Net realized and unrealized gain (loss)	1.20	5.12	6.21	6.60	(13.21)	7.57
Total from investment operations	1.12	4.97	6.11	6.54	(13.31)	7.35
Less distributions:
From net investment income	—	—	—	—	—	(0.04)
From net realized gain on investments	—	(2.61)	—	—	(8.97)	(6.49)
Total distributions	—	(2.61)	—	—	(8.97)	(6.53)
Net asset value at end of period	$33.24	$32.12	$29.76	$23.65	$17.11	$39.39
Total investment return (b)	3.50%	16.77%	25.82%	38.22%(c)	(33.33)%	19.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.49)%††	(0.48)%	(0.38)%	(0.28)%	(0.37)%	(0.53)%
Net expenses (d)	0.98%††	0.98%	0.97%	0.97%	0.98%	0.97%
Expenses (before waiver/reimbursement) (d)	0.98%††	0.98%	0.97%	0.97%	0.98%	0.98%
Portfolio turnover rate	43%	41%	66%	40%	42%	48%
Net assets at end of period (in 000's)	$36,129	$38,022	$39,727	$39,570	$35,128	$56,983

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP Wellington Growth Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP Wellington Growth Portfolio (the "Portfolio") (formerly known as NYLI VP Wellington Growth Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

11

Notes to Financial Statements (Unaudited) (continued)
to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates

12	NYLIM VP Wellington Growth Portfolio

the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the
13

Notes to Financial Statements (Unaudited) (continued)
event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investment Management and Wellington, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.70% up to $500 million; 0.65% from $500 million to $1 billion; 0.625% from $1 billion to $2 billion; and 0.60% in excess of $2 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.69% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $2,193,813 and paid the Subadvisor fees in the amount of $905,833.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$528,990,134	$164,647,364	$(10,679,156)	$153,968,208

14	NYLIM VP Wellington Growth Portfolio

During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Long-Term Capital Gains	$49,248,351
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $275,563 and $287,498, respectively.
The Portfolio may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. During the six-month period ended June 30, 2026, such purchases were $14,504.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	652,488	$20,757,588
Shares redeemed	(791,586)	(25,858,300)
Net increase (decrease)	(139,098)	$(5,100,712)
Year ended December 31, 2025:
Shares sold	258,024	$7,997,018
Shares issued to shareholders in reinvestment of distributions	1,391,286	46,293,648
Shares redeemed	(3,498,288)	(113,059,462)
Net increase (decrease)	(1,848,978)	$(58,768,796)

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	27,844	$860,312
Shares redeemed	(124,566)	(3,967,097)
Net increase (decrease)	(96,722)	$(3,106,785)
Year ended December 31, 2025:
Shares sold	31,366	$903,862
Shares issued to shareholders in reinvestment of distributions	92,467	2,954,703
Shares redeemed	(275,258)	(8,459,085)
Net increase (decrease)	(151,425)	$(4,600,520)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
16

NYLIM VP Wellington Small Cap Portfolio
(formerly known as NYLI VP Wellington Small Cap Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 95.0%
Aerospace & Defense 1.5%
Applied Aerospace & Defense, Inc. (a)	16,945	$ 386,007
Hexcel Corp.	36,554	3,657,593
Kratos Defense & Security Solutions, Inc. (a)	10,171	507,126
Mercury Systems, Inc. (a)	10,642	1,301,836
Voyager Technologies, Inc., Class A (a)	17,998	580,436
		6,432,998
Automobile Components 0.6%
Phinia, Inc.	24,897	2,050,766
Visteon Corp.	6,669	661,631
		2,712,397
Banks 9.1%
Atlantic Union Bankshares Corp.	57,764	2,443,995
Bank OZK	37,165	1,935,925
Banner Corp.	25,053	1,664,521
ConnectOne Bancorp, Inc.	65,035	2,174,770
CVB Financial Corp.	100,293	2,261,607
Enterprise Financial Services Corp.	21,734	1,431,836
First Bancorp	29,558	1,889,643
First Financial Bancorp	12,219	413,369
First Hawaiian, Inc.	68,669	2,012,002
First Interstate BancSystem, Inc., Class A	98,492	3,797,852
FNB Corp.	106,490	2,031,829
Home BancShares, Inc.	78,139	2,230,868
Old National Bancorp	92,821	2,404,064
Prosperity Bancshares, Inc.	19,526	1,425,984
Renasant Corp.	88,373	3,759,387
Seacoast Banking Corp. of Florida	46,592	1,549,184
Simmons First National Corp., Class A	97,250	2,202,713
United Community Banks, Inc.	43,291	1,519,081
WSFS Financial Corp.	24,000	1,841,520
		38,990,150
Beverages 0.6%
Vita Coco Co., Inc. (The) (a)	41,672	2,756,186
Biotechnology 8.4%
ACADIA Pharmaceuticals, Inc. (a)	8,028	203,108
ADMA Biologics, Inc. (a)	15,052	125,985
Agios Pharmaceuticals, Inc. (a)	3,598	133,522
Alkermes plc (a)	27,820	1,457,629
Apogee Therapeutics, Inc. (a)	13,087	1,737,037
Arcus Biosciences, Inc. (a)	5,338	164,571
Arcutis Biotherapeutics, Inc. (a)	7,081	185,664
Ardelyx, Inc. (a)	15,573	79,421
Arrowhead Pharmaceuticals, Inc. (a)	8,631	703,513
	Shares	Value

Biotechnology (continued)
Aurinia Pharmaceuticals, Inc. (a)	7,523	$ 127,665
Beam Therapeutics, Inc. (a)	6,258	214,775
BioCryst Pharmaceuticals, Inc. (a)	14,476	144,760
Bridgebio Pharma, Inc. (a)	10,238	762,526
Celcuity, Inc. (a)	7,940	830,683
Celldex Therapeutics, Inc. (a)	31,099	1,157,194
CG oncology, Inc. (a)	11,780	836,969
Cogent Biosciences, Inc. (a)	25,312	979,574
Corvus Pharmaceuticals, Inc. (a)	28,457	425,148
CRISPR Therapeutics AG (a)(b)	6,003	327,404
Cytokinetics, Inc. (a)	17,823	1,518,341
Denali Therapeutics, Inc. (a)	9,069	233,255
Dianthus Therapeutics, Inc. (a)	14,596	1,422,818
Disc Medicine, Inc. (a)	7,455	545,259
Dyne Therapeutics, Inc. (a)	8,419	186,986
Erasca, Inc. (a)	12,325	225,794
GRAIL, Inc. (a)	2,369	161,732
Ideaya Biosciences, Inc. (a)	5,414	201,780
ImmunityBio, Inc. (a)(b)	19,077	167,019
Immunome, Inc. (a)(b)	6,645	140,808
Immunovant, Inc. (a)	5,253	202,398
Insmed, Inc. (a)	5,247	559,435
Intellia Therapeutics, Inc. (a)(b)	7,445	125,969
Ionis Pharmaceuticals, Inc. (a)	7,633	605,221
Iovance Biotherapeutics, Inc. (a)(b)	22,016	91,587
Kodiak Sciences, Inc. (a)	2,348	91,478
Krystal Biotech, Inc. (a)	2,872	1,067,436
Kymera Therapeutics, Inc. (a)	15,501	1,777,500
Madrigal Pharmaceuticals, Inc. (a)	1,078	578,832
Mineralys Therapeutics, Inc. (a)	14,493	391,021
Mirum Pharmaceuticals, Inc. (a)(b)	2,721	318,547
Novavax, Inc. (a)(b)	9,847	92,759
Nurix Therapeutics, Inc. (a)	6,605	160,237
Nuvalent, Inc., Class A (a)	8,393	1,036,535
Oruka Therapeutics, Inc. (a)	2,968	282,465
Praxis Precision Medicines, Inc. (a)	3,196	1,069,989
Protagonist Therapeutics, Inc. (a)	14,227	1,743,946
PTC Therapeutics, Inc. (a)	19,292	1,573,648
Recursion Pharmaceuticals, Inc., Class A (a)(b)	31,126	114,232
Relay Therapeutics, Inc. (a)	9,105	170,355
Revolution Medicines, Inc. (a)	3,787	709,229
Rhythm Pharmaceuticals, Inc. (a)	3,395	376,947
Scholar Rock Holding Corp. (a)	15,704	863,720
SELLAS Life Sciences Group, Inc. (a)(b)	11,381	167,984
Spyre Therapeutics, Inc. (a)	12,823	1,138,426
Stoke Therapeutics, Inc. (a)	3,130	102,414
Syndax Pharmaceuticals, Inc. (a)	5,577	121,913

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Biotechnology (continued)
Tango Therapeutics, Inc. (a)	7,158	$ 223,759
Taysha Gene Therapies, Inc. (a)	40,120	273,217
TG Therapeutics, Inc. (a)	8,680	476,879
Travere Therapeutics, Inc. (a)	5,183	294,446
Twist Bioscience Corp. (a)	3,948	406,170
Vaxcyte, Inc. (a)	19,318	1,122,955
Vera Therapeutics, Inc. (a)	3,962	170,009
Veracyte, Inc. (a)	5,138	301,755
Vericel Corp. (a)	3,225	143,480
Viridian Therapeutics, Inc. (a)	29,940	549,998
Xenon Pharmaceuticals, Inc. (a)	20,447	1,234,181
		36,132,012
Building Products 1.1%
Modine Manufacturing Co. (a)	9,182	2,451,778
Zurn Elkay Water Solutions Corp.	42,200	2,132,366
		4,584,144
Capital Markets 0.4%
PJT Partners, Inc., Class A	10,280	1,551,663
Chemicals 0.9%
Cabot Corp.	16,143	1,466,107
Quaker Chemical Corp.	14,986	2,380,826
		3,846,933
Commercial Services & Supplies 0.8%
Casella Waste Systems, Inc., Class A (a)	12,940	1,254,792
MillerKnoll, Inc.	113,852	2,329,412
		3,584,204
Communications Equipment 1.1%
Calix, Inc. (a)	28,221	1,053,208
NetScout Systems, Inc. (a)	86,193	3,753,705
		4,806,913
Construction & Engineering 1.8%
Ameresco, Inc., Class A (a)	154,252	4,257,355
Cardinal Infrastructure Group, Inc., Class A (a)(b)	7,503	706,783
Centuri Holdings, Inc. (a)	97,984	2,963,036
		7,927,174
Construction Materials 0.4%
James Hardie Industries plc, ADR (a)	63,463	1,661,461
Consumer Finance 2.6%
Bread Financial Holdings, Inc.	22,158	2,400,819
	Shares	Value

Consumer Finance (continued)
Dave, Inc. (a)	1,658	$ 617,754
Enova International, Inc. (a)	17,645	4,247,681
Navient Corp.	147,440	1,254,714
PROG Holdings, Inc.	55,832	2,602,330
		11,123,298
Containers & Packaging 1.2%
Greif, Inc., Class A	39,913	2,973,119
Sonoco Products Co.	35,330	1,990,846
		4,963,965
Diversified Consumer Services 1.7%
Covista, Inc. (a)	16,918	2,108,998
Laureate Education, Inc. (a)	109,961	3,993,783
Stride, Inc. (a)	12,824	1,105,942
		7,208,723
Diversified Telecommunication Services 0.8%
Bandwidth, Inc., Class A (a)	54,794	3,468,460
Electrical Equipment 2.4%
Acuity, Inc.	3,312	1,247,498
Nextpower, Inc., Class A (a)	47,163	5,619,000
Sensata Technologies Holding plc	66,725	3,185,451
X-Energy, Inc. (a)(b)	2,646	48,581
		10,100,530
Electronic Equipment, Instruments & Components 3.7%
Fabrinet (a)	2,221	1,248,380
Ingram Micro Holding Corp.	88,893	2,438,335
OSI Systems, Inc. (a)	4,980	1,089,126
TTM Technologies, Inc. (a)	29,835	5,579,742
Vishay Intertechnology, Inc.	69,063	3,714,208
Vontier Corp.	60,816	1,763,664
		15,833,455
Energy Equipment & Services 2.6%
Atlas Energy Solutions, Inc. (b)	175,452	2,914,258
Cactus, Inc., Class A	11,874	608,305
Flowco Holdings, Inc., Class A	79,351	1,693,350
Helix Energy Solutions Group, Inc. (a)	191,738	1,675,790
HMH Holding, Inc., Class A (a)	25,915	485,647
Select Water Solutions, Inc.	123,040	2,458,339
Tidewater, Inc. (a)	19,119	1,273,899
		11,109,588
Financial Services 2.9%
Federal Agricultural Mortgage Corp., Class C	17,887	3,564,343

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP Wellington Small Cap Portfolio

	Shares	Value
Common Stocks (continued)
Financial Services (continued)
Flywire Corp. (a)	152,728	$ 2,683,431
HA Sustainable Infrastructure Capital, Inc.	32,860	1,283,183
Radian Group, Inc.	59,488	2,240,913
Remitly Global, Inc. (a)	124,696	2,794,437
		12,566,307
Food Products 0.2%
Freshpet, Inc. (a)	13,531	799,953
Gas Utilities 1.9%
New Jersey Resources Corp.	39,742	2,227,142
Southwest Gas Holdings, Inc.	25,467	2,258,413
Spire, Inc.	24,322	1,899,305
UGI Corp.	51,526	1,779,708
		8,164,568
Health Care Equipment & Supplies 2.6%
Artivion, Inc. (a)	57,039	1,281,666
Glaukos Corp. (a)	5,018	701,316
Integra LifeSciences Holdings Corp. (a)	119,522	2,146,615
Lantheus Holdings, Inc. (a)	8,601	954,195
Omnicell, Inc. (a)	46,836	1,944,631
SI-BONE, Inc. (a)	118,540	1,934,573
TransMedics Group, Inc. (a)	31,560	2,096,215
		11,059,211
Health Care Providers & Services 1.7%
Ensign Group, Inc. (The)	6,919	1,109,116
GeneDx Holdings Corp. (a)	12,177	835,951
Guardian Pharmacy Services, Inc., Class A (a)	36,393	1,523,775
Hims & Hers Health, Inc. (a)(b)	9,770	338,726
Hinge Health, Inc., Class A (a)	25,395	2,107,785
PACS Group, Inc. (a)	36,393	1,551,797
		7,467,150
Health Care REITs 1.3%
American Healthcare REIT, Inc.	51,234	2,671,853
CareTrust REIT, Inc.	63,517	2,562,911
Janus Living, Inc., Class A-1	6,860	197,156
		5,431,920
Health Care Technology 0.9%
Veradigm, Inc. (a)	228,051	1,160,780
Waystar Holding Corp. (a)	132,336	2,716,858
		3,877,638
	Shares	Value

Hotel & Resort REITs 0.5%
Pebblebrook Hotel Trust	110,337	$ 2,141,641
Hotels, Restaurants & Leisure 2.8%
Choice Hotels International, Inc. (b)	18,592	2,050,140
Cracker Barrel Old Country Store, Inc. (b)	23,689	1,262,624
Life Time Group Holdings, Inc. (a)	113,590	4,639,016
Monarch Casino & Resort, Inc.	16,066	2,114,446
Vail Resorts, Inc. (b)	14,077	1,916,583
		11,982,809
Household Durables 2.1%
Champion Homes, Inc. (a)	53,465	4,711,336
Helen of Troy Ltd. (a)	68,050	1,978,213
Leggett & Platt, Inc.	186,031	2,178,423
		8,867,972
Household Products 0.4%
Energizer Holdings, Inc.	80,952	1,735,611
Independent Power and Renewable Electricity Producers 0.0% ‡
Fervo Energy Co., Class A (a)	5,645	165,003
Insurance 0.7%
Kemper Corp.	40,150	1,082,444
SiriusPoint Ltd. (a)	71,227	1,709,448
		2,791,892
IT Services 1.3%
DigitalOcean Holdings, Inc. (a)	36,023	5,656,692
Leisure Products 0.8%
Malibu Boats, Inc., Class A (a)	59,021	1,618,946
Sturm Ruger & Co., Inc.	44,729	1,692,993
		3,311,939
Life Sciences Tools & Services 0.8%
Fortrea Holdings, Inc. (a)	200,667	3,491,606
Machinery 1.6%
Blue Bird Corp. (a)(b)	50,776	4,009,273
Kennametal, Inc.	50,990	1,787,200
Kornit Digital Ltd. (a)	39,701	645,141
Mayville Engineering Co., Inc. (a)	15,485	580,068
		7,021,682
Media 0.2%
National CineMedia, Inc.	254,041	965,356
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Metals & Mining 3.0%
Kaiser Aluminum Corp.	26,672	$ 5,217,843
Lundin Mining Corp.	178,869	4,358,691
Materion Corp.	10,434	3,102,967
		12,679,501
Mortgage Real Estate Investment Trusts 0.3%
Rithm Capital Corp.	127,603	1,198,192
Multi-Utilities 0.5%
Unitil Corp.	36,935	1,946,105
Office REITs 0.4%
Piedmont Realty Trust, Inc., Class A (a)	204,516	1,871,321
Oil, Gas & Consumable Fuels 1.7%
Chord Energy Corp.	9,453	1,080,478
Excelerate Energy, Inc., Class A	81,135	3,082,319
Kinetik Holdings, Inc.	45,158	2,182,938
Viper Energy, Inc.	27,039	1,146,453
		7,492,188
Paper & Forest Products 0.4%
West Fraser Timber Co. Ltd.	27,182	1,839,950
Pharmaceuticals 2.1%
Alumis, Inc. (a)	4,454	125,336
Amneal Pharmaceuticals, Inc. (a)	9,612	166,384
ANI Pharmaceuticals, Inc. (a)	1,206	99,833
Axsome Therapeutics, Inc. (a)	7,086	1,734,440
Crinetics Pharmaceuticals, Inc. (a)	24,036	899,427
Definium Therapeutics, Inc. (a)	14,183	667,168
Edgewise Therapeutics, Inc. (a)	4,422	179,666
Enliven Therapeutics, Inc. (a)	2,543	129,057
Harmony Biosciences Holdings, Inc. (a)	2,796	101,802
Indivior Pharmaceuticals, Inc. (a)	7,839	321,634
Innoviva, Inc. (a)	4,795	108,894
Ligand Pharmaceuticals, Inc. (a)	1,241	392,268
Liquidia Corp. (a)	4,175	332,873
MBX Biosciences, Inc. (a)	15,907	878,066
Ocular Therapeutix, Inc. (a)	12,323	121,012
Pacira BioSciences, Inc. (a)	46,876	1,189,244
Prestige Consumer Healthcare, Inc. (a)	3,101	146,584
Structure Therapeutics, Inc., ADR (a)	11,395	611,570
Supernus Pharmaceuticals, Inc. (a)	3,538	164,552
Tarsus Pharmaceuticals, Inc. (a)	2,542	159,994
	Shares	Value

Pharmaceuticals (continued)
Trevi Therapeutics, Inc. (a)	33,361	$ 622,183
		9,151,987
Professional Services 1.9%
Alight, Inc., Class A	425,555	238,311
ExlService Holdings, Inc. (a)	19,944	515,752
ICF International, Inc.	33,178	2,417,349
Maximus, Inc.	35,190	1,891,814
TriNet Group, Inc.	53,997	2,672,312
Verra Mobility Corp. (a)	123,310	524,067
		8,259,605
Real Estate Management & Development 0.4%
Cushman & Wakefield Ltd. (a)	134,848	1,805,615
Retail REITs 1.1%
Macerich Co. (The)	120,305	3,030,483
Phillips Edison & Co., Inc.	41,415	1,723,692
		4,754,175
Semiconductors & Semiconductor Equipment 5.4%
Ambiq Micro, Inc. (a)	8,161	720,616
Credo Technology Group Holding Ltd. (a)	9,273	2,521,792
Enphase Energy, Inc. (a)	11,360	559,366
Ichor Holdings Ltd. (a)	21,150	2,374,722
MKS, Inc.	13,542	6,023,482
Power Integrations, Inc.	45,904	3,844,919
SiTime Corp. (a)	4,895	3,649,516
Tower Semiconductor Ltd. (a)	13,168	3,432,108
		23,126,521
Software 5.1%
A10 Networks, Inc.	106,749	3,988,143
Adeia, Inc.	67,454	2,221,260
Agilysys, Inc. (a)	8,953	935,589
Amplitude, Inc., Class A (a)	156,594	1,197,944
AvePoint, Inc. (a)	58,149	651,850
Clear Secure, Inc., Class A	13,869	772,919
Commvault Systems, Inc. (a)	6,711	951,150
Core Scientific, Inc. (a)	29,463	753,958
CyberArk Software Ltd. (a)	3,524	158,580
Dolby Laboratories, Inc., Class A	26,242	1,379,804
Intapp, Inc. (a)	26,958	679,611
NCR Voyix Corp. (a)(b)	276,382	2,258,041
RingCentral, Inc., Class A	54,513	2,124,917
Rubrik, Inc., Class A (a)	17,656	1,417,424
ServiceTitan, Inc., Class A (a)	5,325	376,531
Terawulf, Inc. (a)	14,042	346,838

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP Wellington Small Cap Portfolio

	Shares	Value
Common Stocks (continued)
Software (continued)
Xperi, Inc. (a)	194,862	$ 1,603,714
		21,818,273
Specialized REITs 0.4%
National Storage Affiliates Trust	41,243	1,834,076
Specialty Retail 1.7%
Advance Auto Parts, Inc. (b)	34,060	2,119,213
Boot Barn Holdings, Inc. (a)	6,190	1,016,831
Five Below, Inc. (a)	8,872	1,595,097
Upbound Group, Inc.	115,730	2,455,791
		7,186,932
Textiles, Apparel & Luxury Goods 1.2%
Carter's, Inc.	52,911	2,177,817
Figs, Inc., Class A (a)	74,028	757,306
Steven Madden Ltd.	52,379	2,205,156
		5,140,279
Trading Companies & Distributors 4.5%
Applied Industrial Technologies, Inc.	5,617	1,899,389
DNOW, Inc. (a)	195,585	2,536,737
DXP Enterprises, Inc. (a)	7,929	1,337,940
MSC Industrial Direct Co., Inc., Class A	19,836	2,359,492
Rush Enterprises, Inc., Class A	16,643	1,214,689
Xometry, Inc., Class A (a)	103,597	9,999,182
		19,347,429
Water Utilities 0.5%
H2O America (b)	34,749	2,111,697
Total Common Stocks (Cost $298,553,833)		407,857,050
Exchange-Traded Funds 2.6%
iShares Russell 2000 ETF (b)	19,537	5,869,892
iShares Russell 2000 Growth ETF (b)	2,013	793,042
iShares Russell 2000 Value ETF (b)	19,652	4,347,022
Total Exchange-Traded Funds (Cost $10,525,117)		11,009,956
	Shares	Value
Short-Term Investments 7.0%
Affiliated Investment Company 2.2%
NYLIM U.S. Government Liquidity Fund, 3.551% (c)	9,498,685	$ 9,498,685
Unaffiliated Investment Companies 4.8%
Allspring Government Money Market Fund, 3.64% (c)(d)	5,000,000	5,000,000
Fidelity Government Portfolio, 3.627% (c)(d)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, 3.644% (c)(d)	13,531,897	13,531,897
		20,531,897
Total Short-Term Investments (Cost $30,030,582)		30,030,582
Total Investments (Cost $339,109,532)	104.6%	448,897,588
Other Assets, Less Liabilities	(4.6)	(19,625,150)
Net Assets	100.0%	$ 429,272,438

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2026, the aggregate market value of securities on loan was $22,673,592; the total market value of collateral held by the Portfolio was $23,209,555. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,677,658. The Portfolio received cash collateral with a value of $20,531,897. (See Note 2(J))
(c)	Current yield as of June 30, 2026.
(d)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 3,421	$ 53,074	$ (46,996)	$ —	$ —	$ 9,499	$ 113	$ —	9,499

Futures Contracts
As of June 30, 2026, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Russell 2000 E-Mini Index	59	September 2026	$ 8,905,535	$ 8,984,520	$ 78,985

1.	As of June 30, 2026, cash in the amount of $716,042 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2026.
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 407,698,470	$ 158,580	$ —	$ 407,857,050
Exchange-Traded Funds	11,009,956	—	—	11,009,956
Short-Term Investments
Affiliated Investment Company	9,498,685	—	—	9,498,685
Unaffiliated Investment Companies	20,531,897	—	—	20,531,897
Total Short-Term Investments	30,030,582	—	—	30,030,582
Total Investments in Securities	448,739,008	158,580	—	448,897,588
Other Financial Instruments
Futures Contracts (b)	78,985	—	—	78,985
Total Investments in Securities and Other Financial Instruments	$ 448,817,993	$ 158,580	$ —	$ 448,976,573

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP Wellington Small Cap Portfolio

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $329,610,847) including securities on loan of $22,673,592	$439,398,903
Investment in affiliated investment companies, at value (identified cost $9,498,685)	9,498,685
Cash collateral on deposit at broker for futures contracts	716,042
Receivables:
Investment securities sold	473,231
Dividends	335,900
Portfolio shares sold	104,508
Variation margin on futures contracts	44,013
Securities lending	8,470
Other assets	3,557
Total assets	450,583,309
Liabilities
Cash collateral received for securities on loan	20,531,897
Payables:
Investment securities purchased	380,040
Manager (See Note 3)	233,735
Portfolio shares redeemed	71,369
Distribution/Service fees (See Note 3)	46,240
Professional fees	26,759
Custodian	11,001
Shareholder communication	4,722
Trustees	1,114
Accrued expenses	3,994
Total liabilities	21,310,871
Net assets	$429,272,438
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$32,262
Additional paid-in-capital	302,294,259
302,326,521
Total distributable earnings (loss)	126,945,917
Net assets	$429,272,438
Initial Class
Net assets applicable to outstanding shares	$196,794,132
Shares of beneficial interest outstanding	14,683,038
Net asset value per share outstanding	$13.40
Service Class
Net assets applicable to outstanding shares	$232,478,306
Shares of beneficial interest outstanding	17,579,398
Net asset value per share outstanding	$13.22

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $12,695)	$2,435,269
Dividends-affiliated	113,034
Securities lending, net	52,865
Total income	2,601,168
Expenses
Manager (See Note 3)	1,532,562
Distribution/Service—Service Class (See Note 3)	264,145
Professional fees	44,868
Custodian	17,921
Shareholder communication	16,745
Trustees	6,510
Miscellaneous	6,041
Total expenses before waiver/reimbursement	1,888,792
Expense waiver/reimbursement from Manager (See Note 3)	(200,517)
Net expenses	1,688,275
Net investment income (loss)	912,893
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	34,539,375
Futures transactions	650,998
Foreign currency transactions	3,984
Net realized gain (loss)	35,194,357
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	54,750,123
Futures contracts	188,971
Translation of other assets and liabilities in foreign currencies	(139)
Net change in unrealized appreciation (depreciation)	54,938,955
Net realized and unrealized gain (loss)	90,133,312
Net increase (decrease) in net assets resulting from operations	$91,046,205
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP Wellington Small Cap Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$912,893	$1,871,326
Net realized gain (loss)	35,194,357	20,747,951
Net change in unrealized appreciation (depreciation)	54,938,955	10,797,242
Net increase (decrease) in net assets resulting from operations	91,046,205	33,416,519
Distributions to shareholders:
Initial Class	—	(1,728,514)
Service Class	—	(1,687,981)
Total distributions to shareholders	—	(3,416,495)
Capital share transactions:
Net proceeds from sales of shares	13,070,015	34,471,190
Net asset value of shares issued to shareholders in reinvestment of distributions	—	3,416,495
Cost of shares redeemed	(42,414,780)	(78,814,539)
Increase (decrease) in net assets derived from capital share transactions	(29,344,765)	(40,926,854)
Net increase (decrease) in net assets	61,701,440	(10,926,830)
Net Assets
Beginning of period	367,570,998	378,497,828
End of period	$429,272,438	$367,570,998
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.64	$9.82	$8.68	$7.69	$13.79	$11.73
Net investment income (loss) (a)	0.04	0.06	0.08	0.07	0.07	0.16
Net realized and unrealized gain (loss)	2.72	0.87	1.16	0.99	(3.05)	1.95
Total from investment operations	2.76	0.93	1.24	1.06	(2.98)	2.11
Less distributions:
From net investment income	—	(0.11)	(0.10)	(0.07)	(0.13)	(0.05)
From net realized gain on investments	—	—	—	—	(2.99)	—
Total distributions	—	(0.11)	(0.10)	(0.07)	(3.12)	(0.05)
Net asset value at end of period	$13.40	$10.64	$9.82	$8.68	$7.69	$13.79
Total investment return (b)	25.95%	9.53%	14.41%	13.89%	(20.83)%	18.03%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.62%††	0.66%	0.91%	0.84%	0.70%	0.93%
Net expenses (c)	0.74%††	0.74%	0.74%	0.74%	0.74%	0.74%
Expenses (before waiver/reimbursement) (c)	0.85%††	0.84%	0.84%	0.83%	0.85%	0.86%
Portfolio turnover rate	37%	69%	59%	61%	71%	83%
Net assets at end of period (in 000's)	$196,794	$160,448	$162,328	$155,565	$172,629	$206,410

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.51	$9.70	$8.57	$7.59	$13.65	$11.61
Net investment income (loss) (a)	0.02	0.04	0.06	0.05	0.05	0.12
Net realized and unrealized gain (loss)	2.69	0.85	1.15	0.97	(3.02)	1.95
Total from investment operations	2.71	0.89	1.21	1.02	(2.97)	2.07
Less distributions:
From net investment income	—	(0.08)	(0.08)	(0.04)	(0.10)	(0.03)
From net realized gain on investments	—	—	—	—	(2.99)	—
Total distributions	—	(0.08)	(0.08)	(0.04)	(3.09)	(0.03)
Net asset value at end of period	$13.22	$10.51	$9.70	$8.57	$7.59	$13.65
Total investment return (b)	25.80%	9.26%	14.13%	13.60%	(21.03)%	17.73%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.36%††	0.41%	0.67%	0.60%	0.44%	0.66%
Net expenses (c)	0.99%††	0.99%	0.99%	0.99%	0.99%	0.99%
Expenses (before waiver/reimbursement) (c)	1.10%††	1.09%	1.09%	1.08%	1.10%	1.11%
Portfolio turnover rate	37%	69%	59%	61%	71%	83%
Net assets at end of period (in 000's)	$232,478	$207,123	$216,170	$231,260	$223,866	$312,587

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLIM VP Wellington Small Cap Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP Wellington Small Cap Portfolio (the "Portfolio") (formerly known as NYLI VP Wellington Small Cap Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 2, 2016
Service Class	May 2, 2016
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

13

Notes to Financial Statements (Unaudited) (continued)
to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.

14	NYLIM VP Wellington Small Cap Portfolio

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's
15

Notes to Financial Statements (Unaudited) (continued)
Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(I) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any

16	NYLIM VP Wellington Small Cap Portfolio

cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of June 30, 2026:
Asset Derivatives	Equity Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$78,985
Total Fair Value	$78,985

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2026:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Futures Transactions	$650,998
Total Net Realized Gain (Loss)	$650,998

Net Change in Unrealized Appreciation (Depreciation)	Equity Contracts Risk
Futures Contracts	$188,971
Total Net Change in Unrealized Appreciation (Depreciation)	$188,971

Average Notional Amount	Total
Futures Contracts Long	$7,112,812
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investment Management and Wellington, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.80% up to $1 billion; 0.775% from $1 billion to $2 billion; and 0.75% in excess of $2 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.80% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares do not exceed 0.74% of the Portfolio's average daily net assets. New York Life Investment Management will apply an equivalent waiver or reimbursement, in an equal number of basis points, to Service Class shares. This agreement will remain in effect until May 1, 2027, and shall renew automatically for one-year terms unless New York Life Investment
17

Notes to Financial Statements (Unaudited) (continued)
Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $1,532,562 and waived fees and/or reimbursed expenses in the amount of $200,517 and paid the Subadvisor fees in the amount of $656,891.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$345,283,839	$122,086,218	$(18,472,469)	$103,613,749
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $15,270,661, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$15,271	$—
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$3,416,495
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.

18	NYLIM VP Wellington Small Cap Portfolio

Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $140,677 and $175,148, respectively.
The Portfolio may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. During the six-month period ended June 30, 2026, such purchases were $82.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	430,349	$4,950,431
Shares redeemed	(825,444)	(9,674,087)
Net increase (decrease)	(395,095)	$(4,723,656)
Year ended December 31, 2025:
Shares sold	1,534,892	$14,417,597
Shares issued to shareholders in reinvestment of distributions	172,197	1,728,514
Shares redeemed	(3,158,858)	(31,145,728)
Net increase (decrease)	(1,451,769)	$(14,999,617)

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	717,567	$8,119,584
Shares redeemed	(2,840,649)	(32,740,693)
Net increase (decrease)	(2,123,082)	$(24,621,109)
Year ended December 31, 2025:
Shares sold	2,176,691	$20,053,593
Shares issued to shareholders in reinvestment of distributions	170,118	1,687,981
Shares redeemed	(4,926,821)	(47,668,811)
Net increase (decrease)	(2,580,012)	$(25,927,237)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
19

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
20

NYLIM VP Dimensional U.S. Equity Portfolio
(formerly known as NYLI VP Dimensional U.S. Equity Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 100.0%
Aerospace & Defense 0.9%
FTAI Aviation Ltd.	667	$ 180,443
Honeywell Aerospace, Inc. (a)	3,990	881,999
Lockheed Martin Corp.	15,557	7,925,669
		8,988,111
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	49,811	5,354,682
Automobiles 0.3%
General Motors Co.	36,566	2,818,507
Beverages 1.9%
Coca-Cola Co. (The)	48,458	3,938,182
PepsiCo, Inc.	107,296	14,527,878
		18,466,060
Biotechnology 3.8%
AbbVie, Inc.	41,559	10,457,907
Alnylam Pharmaceuticals, Inc. (a)	55	16,557
Amgen, Inc.	38,541	13,956,467
Gilead Sciences, Inc.	96,845	12,235,397
		36,666,328
Broadline Retail 0.3%
eBay, Inc.	29,576	3,305,118
Building Products 0.1%
Lennox International, Inc.	1,297	743,116
Capital Markets 1.8%
Ameriprise Financial, Inc.	16,530	7,583,303
LPL Financial Holdings, Inc.	13,103	3,690,853
Moody's Corp.	13,057	5,913,776
		17,187,932
Chemicals 0.7%
Sherwin-Williams Co. (The)	19,119	6,583,054
Commercial Services & Supplies 1.2%
Cintas Corp.	28,436	4,836,395
Rollins, Inc.	2,188	91,327
Waste Management, Inc.	30,216	6,734,542
		11,662,264
Communications Equipment 0.6%
Motorola Solutions, Inc.	14,035	5,828,595
	Shares	Value

Construction & Engineering 0.3%
Comfort Systems USA, Inc.	773	$ 1,532,048
EMCOR Group, Inc.	1,156	959,341
		2,491,389
Consumer Finance 0.6%
American Express Co.	18,044	6,103,383
Consumer Staples Distribution & Retail 2.6%
Costco Wholesale Corp.	7,985	7,469,728
Kroger Co. (The)	111,701	6,202,757
Sysco Corp.	83,999	7,020,636
Target Corp.	31,752	4,147,129
		24,840,250
Distributors 0.1%
Pool Corp.	2,414	518,769
Diversified Telecommunication Services 0.2%
AT&T, Inc.	83,698	1,732,549
Electric Utilities 0.5%
NRG Energy, Inc.	31,851	4,652,157
Electrical Equipment 1.0%
Vertiv Holdings Co., Class A	28,455	9,527,303
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	20,268	3,573,654
CDW Corp. (b)	14,722	2,070,502
Jabil, Inc.	3,286	1,266,687
		6,910,843
Energy Equipment & Services 0.0% ‡
TechnipFMC plc	965	63,979
Entertainment 0.8%
Live Nation Entertainment, Inc. (a)	513	93,935
Netflix, Inc. (a)	100,784	7,195,978
Warner Music Group Corp., Class A	21,820	590,667
		7,880,580
Financial Services 7.5%
Corpay, Inc. (a)	11,841	3,946,250
Equitable Holdings, Inc.	48,023	2,107,249
Mastercard, Inc., Class A	45,854	23,550,614
Visa, Inc., Class A	123,883	42,503,019
		72,107,132

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Food Products 0.3%
Hershey Co. (The)	15,728	$ 2,759,478
Ground Transportation 1.2%
Union Pacific Corp.	42,523	11,566,256
Health Care Equipment & Supplies 0.7%
IDEXX Laboratories, Inc. (a)	11,913	6,271,480
Health Care Providers & Services 0.8%
Cencora, Inc.	17,987	5,089,961
DaVita, Inc. (a)	11,702	2,603,461
		7,693,422
Hotels, Restaurants & Leisure 2.6%
Carnival Corp. Ltd.	40,971	1,170,542
Chipotle Mexican Grill, Inc. (a)	113,968	3,874,912
Darden Restaurants, Inc.	21,739	4,478,451
Expedia Group, Inc.	19,133	4,895,752
Las Vegas Sands Corp.	70,784	3,269,513
Royal Caribbean Cruises Ltd.	23,177	7,359,393
		25,048,563
Household Durables 0.0% ‡
NVR, Inc. (a)	11	74,947
Household Products 1.7%
Clorox Co. (The)	6,926	661,017
Colgate-Palmolive Co.	61,239	5,614,392
Kimberly-Clark Corp.	53,770	5,902,333
Procter & Gamble Co. (The)	27,162	3,983,036
		16,160,778
Independent Power and Renewable Electricity Producers 0.8%
Vistra Corp.	50,173	7,958,943
Industrial Conglomerates 0.5%
3M Co.	22,361	3,620,470
Honeywell International, Inc.	3,989	893,249
		4,513,719
Insurance 1.2%
Aon plc, Class A	12,569	4,169,012
Travelers Cos., Inc. (The)	21,325	7,039,809
		11,208,821
	Shares	Value

Interactive Media & Services 2.6%
Meta Platforms, Inc., Class A	44,685	$ 25,170,614
IT Services 1.2%
Gartner, Inc. (a)	11,933	1,546,755
GoDaddy, Inc., Class A (a)	21,446	1,820,337
International Business Machines Corp.	30,854	8,676,453
		12,043,545
Life Sciences Tools & Services 0.1%
Medpace Holdings, Inc. (a)	1,068	565,602
Machinery 3.9%
Caterpillar, Inc.	29,956	31,900,144
Illinois Tool Works, Inc.	22,049	5,963,593
		37,863,737
Media 0.1%
Charter Communications, Inc., Class A (a)	5,662	805,193
Metals & Mining 0.1%
Southern Copper Corp.	7,994	1,393,034
Oil, Gas & Consumable Fuels 2.3%
Cheniere Energy, Inc.	35,001	8,365,589
Devon Energy Corp.	114,141	4,716,306
Targa Resources Corp.	33,786	9,059,378
		22,141,273
Pharmaceuticals 7.2%
Bristol-Myers Squibb Co.	124,097	7,150,469
Eli Lilly & Co.	37,585	45,080,576
Merck & Co., Inc.	108,030	13,881,855
Zoetis, Inc.	40,381	2,901,779
		69,014,679
Professional Services 1.6%
Automatic Data Processing, Inc.	30,409	6,810,095
Booz Allen Hamilton Holding Corp. (b)	16,845	1,021,986
Paychex, Inc.	45,436	4,467,722
Verisk Analytics, Inc.	19,122	3,432,973
		15,732,776
Semiconductors & Semiconductor Equipment 18.0%
KLA Corp.	85,190	25,702,675
Lam Research Corp.	81,003	35,101,030
Micron Technology, Inc.	17,236	19,895,342
NVIDIA Corp.	360,824	72,197,274
QUALCOMM, Inc.	59,121	10,924,970

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP Dimensional U.S. Equity Portfolio

	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	32,678	$ 9,740,332
		173,561,623
Software 8.6%
Adobe, Inc. (a)	32,764	6,717,275
AppLovin Corp., Class A (a)	14,177	7,304,416
Autodesk, Inc. (a)	16,774	3,261,201
Fortinet, Inc. (a)	39,004	5,991,795
Manhattan Associates, Inc. (a)	5,072	706,276
Microsoft Corp.	106,548	39,744,535
Oracle Corp.	131,679	19,297,557
		83,023,055
Specialty Retail 6.9%
Best Buy Co., Inc.	43,871	3,328,931
Burlington Stores, Inc. (a)	12,041	3,814,589
Carvana Co. (a)	33,545	2,207,932
Home Depot, Inc. (The)	65,791	23,203,170
Ross Stores, Inc.	45,471	9,678,502
TJX Cos., Inc. (The)	88,481	13,404,871
Tractor Supply Co.	99,067	3,131,508
Ulta Beauty, Inc. (a)	6,169	2,782,096
Williams-Sonoma, Inc.	22,468	5,237,291
		66,788,890
Technology Hardware, Storage & Peripherals 8.7%
Apple, Inc.	226,165	65,443,104
NetApp, Inc.	37,351	5,780,441
Seagate Technology Holdings plc	2,731	2,635,415
Western Digital Corp.	14,884	9,506,709
		83,365,669
Textiles, Apparel & Luxury Goods 0.2%
Lululemon Athletica, Inc. (a)	14,633	1,670,796
Tapestry, Inc.	1,286	188,245
		1,859,041
Trading Companies & Distributors 2.2%
United Rentals, Inc.	10,167	11,518,093
	Shares	Value

Trading Companies & Distributors (continued)
WW Grainger, Inc.	6,814	$ 9,269,765
		20,787,858
Wireless Telecommunication Services 0.0% ‡
T-Mobile US, Inc.	820	137,539
Total Common Stocks (Cost $697,644,018)		961,942,636
Short-Term Investments 0.6%
Affiliated Investment Company 0.5%
NYLIM U.S. Government Liquidity Fund, 3.551% (c)	4,565,637	4,565,637
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 3.644% (c)(d)	1,309,875	1,309,875
Total Short-Term Investments (Cost $5,875,512)		5,875,512
Total Investments (Cost $703,519,530)	100.6%	967,818,148
Other Assets, Less Liabilities	(0.6)	(5,677,394)
Net Assets	100.0%	$ 962,140,754

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2026, the aggregate market value of securities on loan was $1,275,428. The Portfolio received cash collateral with a value of $1,309,875. (See Note 2(H))
(c)	Current yield as of June 30, 2026.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 4,204	$ 41,155	$ (40,793)	$ —	$ —	$ 4,566	$ 56	$ —	4,566

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 961,942,636	$ —	$ —	$ 961,942,636
Short-Term Investments
Affiliated Investment Company	4,565,637	—	—	4,565,637
Unaffiliated Investment Company	1,309,875	—	—	1,309,875
Total Short-Term Investments	5,875,512	—	—	5,875,512
Total Investments in Securities	$ 967,818,148	$ —	$ —	$ 967,818,148

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP Dimensional U.S. Equity Portfolio

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $698,953,893) including securities on loan of $1,275,428	$963,252,511
Investment in affiliated investment companies, at value (identified cost $4,565,637)	4,565,637
Receivables:
Investment securities sold	911,118
Dividends	408,019
Portfolio shares sold	96,978
Securities lending	665
Other assets	7,555
Total assets	969,242,483
Liabilities
Cash collateral received for securities on loan	1,309,875
Payables:
Portfolio shares redeemed	3,877,924
Investment securities purchased	1,391,865
Manager (See Note 3)	400,109
Distribution/Service fees (See Note 3)	49,267
Professional fees	30,569
Shareholder communication	23,926
Custodian	8,802
Trustees	3,246
Accrued expenses	6,146
Total liabilities	7,101,729
Net assets	$962,140,754
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$30,651
Additional paid-in-capital	584,713,636
584,744,287
Total distributable earnings (loss)	377,396,467
Net assets	$962,140,754
Initial Class
Net assets applicable to outstanding shares	$720,740,918
Shares of beneficial interest outstanding	22,810,713
Net asset value per share outstanding	$31.60
Service Class
Net assets applicable to outstanding shares	$241,399,836
Shares of beneficial interest outstanding	7,840,584
Net asset value per share outstanding	$30.79

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$6,209,186
Dividends-affiliated	56,283
Securities lending, net	836
Total income	6,266,305
Expenses
Manager (See Note 3)	2,461,688
Distribution/Service—Service Class (See Note 3)	291,060
Professional fees	63,967
Shareholder communication	44,779
Trustees	17,655
Custodian	14,168
Miscellaneous	18,580
Total expenses	2,911,897
Net investment income (loss)	3,354,408
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	43,404,088
Net change in unrealized appreciation (depreciation) on unaffiliated investments	29,240,746
Net realized and unrealized gain (loss)	72,644,834
Net increase (decrease) in net assets resulting from operations	$75,999,242
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP Dimensional U.S. Equity Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,354,408	$6,854,551
Net realized gain (loss)	43,404,088	62,111,496
Net change in unrealized appreciation (depreciation)	29,240,746	59,219,448
Net increase (decrease) in net assets resulting from operations	75,999,242	128,185,495
Distributions to shareholders:
Initial Class	—	(165,016,601)
Service Class	—	(51,482,331)
Total distributions to shareholders	—	(216,498,932)
Capital share transactions:
Net proceeds from sales of shares	20,684,482	72,496,014
Net asset value of shares issued to shareholders in reinvestment of distributions	—	216,498,932
Cost of shares redeemed	(153,196,186)	(178,651,100)
Increase (decrease) in net assets derived from capital share transactions	(132,511,704)	110,343,846
Net increase (decrease) in net assets	(56,512,462)	22,030,409
Net Assets
Beginning of period	1,018,653,216	996,622,807
End of period	$962,140,754	$1,018,653,216
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$29.19	$32.33	$26.30	$21.32	$34.39	$28.28
Net investment income (loss) (a)	0.11	0.24	0.19	0.21	0.25	0.21
Net realized and unrealized gain (loss)	2.30	4.24	6.09	5.00	(7.58)	7.77
Total from investment operations	2.41	4.48	6.28	5.21	(7.33)	7.98
Less distributions:
From net investment income	—	(0.23)	(0.25)	(0.23)	(0.19)	(0.29)
From net realized gain on investments	—	(7.39)	—	—	(5.55)	(1.58)
Total distributions	—	(7.62)	(0.25)	(0.23)	(5.74)	(1.87)
Net asset value at end of period	$31.60	$29.19	$32.33	$26.30	$21.32	$34.39
Total investment return (b)	8.23%	13.75%	23.86%	24.58%	(20.68)%	28.78%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.75%††	0.75%	0.64%	0.90%	0.90%	0.65%
Net expenses (c)	0.54%††	0.54%	0.55%	0.56%	0.57%	0.58%
Portfolio turnover rate	5%	13%	21%	28%	21%	26%
Net assets at end of period (in 000's)	$720,741	$780,562	$745,356	$670,328	$607,323	$732,245

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$28.48	$31.70	$25.80	$20.91	$33.85	$27.87
Net investment income (loss) (a)	0.07	0.16	0.12	0.15	0.18	0.13
Net realized and unrealized gain (loss)	2.24	4.15	5.96	4.91	(7.46)	7.65
Total from investment operations	2.31	4.31	6.08	5.06	(7.28)	7.78
Less distributions:
From net investment income	—	(0.14)	(0.18)	(0.17)	(0.11)	(0.22)
From net realized gain on investments	—	(7.39)	—	—	(5.55)	(1.58)
Total distributions	—	(7.53)	(0.18)	(0.17)	(5.66)	(1.80)
Net asset value at end of period	$30.79	$28.48	$31.70	$25.80	$20.91	$33.85
Total investment return (b)	8.09%	13.46%	23.56%	24.27%	(20.87)%	28.46%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.50%††	0.51%	0.39%	0.66%	0.65%	0.40%
Net expenses (c)	0.79%††	0.79%	0.80%	0.81%	0.82%	0.83%
Portfolio turnover rate	5%	13%	21%	28%	21%	26%
Net assets at end of period (in 000's)	$241,400	$238,092	$251,266	$245,619	$226,405	$306,191

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP Dimensional U.S. Equity Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP Dimensional U.S. Equity Portfolio (the "Portfolio") (formerly known as NYLI VP Dimensional U.S. Equity Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 23, 1984
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

11

Notes to Financial Statements (Unaudited) (continued)
to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates

12	NYLIM VP Dimensional U.S. Equity Portfolio

the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the
13

Notes to Financial Statements (Unaudited) (continued)
event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Dimensional Fund Advisors LP ("Dimensional" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the
Portfolio. Pursuant to the terms of the Subadvisory Agreement between New York Life Investment Management and Dimensional, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.52% up to $500 million; 0.495% from $500 million to $1 billion; 0.47% from $1 billion to $3 billion; and 0.46% in excess of $3 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.51% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $2,461,688 and paid the Subadvisor fees in the amount of $969,848.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$705,742,395	$317,777,290	$(55,701,537)	$262,075,753

14	NYLIM VP Dimensional U.S. Equity Portfolio

During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$11,335,583
Long-Term Capital Gains	205,163,349
Total	$216,498,932
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $51,531 and $176,743, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	392,308	$11,587,437
Shares redeemed	(4,318,168)	(128,938,309)
Net increase (decrease)	(3,925,860)	$(117,350,872)
Year ended December 31, 2025:
Shares sold	1,721,140	$55,835,917
Shares issued to shareholders in reinvestment of distributions	5,624,134	165,016,601
Shares redeemed	(3,663,771)	(118,325,253)
Net increase (decrease)	3,681,503	$102,527,265

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	315,138	$9,097,045
Shares redeemed	(833,588)	(24,257,877)
Net increase (decrease)	(518,450)	$(15,160,832)
Year ended December 31, 2025:
Shares sold	529,684	$16,660,097
Shares issued to shareholders in reinvestment of distributions	1,797,436	51,482,331
Shares redeemed	(1,895,181)	(60,325,847)
Net increase (decrease)	431,939	$7,816,581
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
16

NYLIM VP Winslow Large Cap Growth Portfolio
(formerly known as NYLI VP Winslow Large Cap Growth Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 97.0%
Aerospace & Defense 5.2%
Axon Enterprise, Inc. (a)	30,500	$ 17,098,605
GE Aerospace	111,942	41,836,084
Howmet Aerospace, Inc.	93,337	25,094,586
Woodward, Inc.	45,500	19,357,520
		103,386,795
Air Freight & Logistics 1.1%
CH Robinson Worldwide, Inc.	120,100	22,619,634
Automobiles 1.4%
Tesla, Inc. (a)	66,931	28,151,179
Broadline Retail 3.9%
Amazon.com, Inc. (a)	325,726	77,633,535
Building Products 2.7%
Johnson Controls International plc	188,900	27,600,179
Trane Technologies plc	50,900	25,000,044
		52,600,223
Capital Markets 1.9%
Morgan Stanley	89,200	18,646,368
MSCI, Inc.	34,300	19,209,372
		37,855,740
Chemicals 1.2%
Ecolab, Inc.	82,830	23,077,266
Communications Equipment 3.7%
Arista Networks, Inc. (a)	236,823	40,231,491
Lumentum Holdings, Inc. (a)	38,300	32,863,698
		73,095,189
Construction & Engineering 1.1%
Quanta Services, Inc.	30,300	21,817,212
Diversified Telecommunication Services 0.8%
Space Exploration Technologies Corp., Class A (a)(b)	87,200	14,898,992
Electrical Equipment 3.0%
GE Vernova, Inc.	28,000	32,896,080
Vertiv Holdings Co., Class A	77,000	25,781,140
		58,677,220
	Shares	Value

Electronic Equipment, Instruments & Components 2.8%
Amphenol Corp., Class A	215,270	$ 37,956,406
Celestica, Inc. (a)	44,600	16,270,080
		54,226,486
Financial Services 4.0%
Affirm Holdings, Inc. (a)(b)	249,400	20,338,570
Mastercard, Inc., Class A	47,694	24,495,638
Visa, Inc., Class A	96,350	33,056,722
		77,890,930
Health Care Providers & Services 1.1%
McKesson Corp.	29,300	22,139,080
Hotels, Restaurants & Leisure 2.3%
Hilton Worldwide Holdings, Inc.	134,438	44,426,381
Interactive Media & Services 12.6%
Alphabet, Inc., Class C	557,230	196,886,076
Meta Platforms, Inc., Class A	89,486	50,406,569
		247,292,645
IT Services 0.5%
Shopify, Inc., Class A (a)	82,500	9,419,850
Machinery 2.4%
Caterpillar, Inc.	23,800	25,344,620
Parker-Hannifin Corp.	22,075	21,591,999
		46,936,619
Pharmaceuticals 3.9%
Elanco Animal Health, Inc. (a)	756,900	18,627,309
Eli Lilly & Co.	47,861	57,405,919
		76,033,228
Semiconductors & Semiconductor Equipment 27.8%
Advanced Micro Devices, Inc. (a)	97,200	56,464,452
Analog Devices, Inc.	59,900	23,790,483
ASML Holding NV (Registered), ADR	16,000	31,831,040
Broadcom, Inc.	296,740	112,093,535
KLA Corp.	205,700	62,061,747
Lam Research Corp.	58,000	25,133,140
Micron Technology, Inc.	27,900	32,204,691
NVIDIA Corp.	887,024	177,484,632
Texas Instruments, Inc.	87,800	26,170,546
		547,234,266
Software 5.6%
AppLovin Corp., Class A (a)	39,200	20,197,016
Microsoft Corp.	151,251	56,419,648

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Software (continued)
OpenAI, Class A (a)(c)(d)	4,118	$ 2,831,895
Oracle Corp.	100,667	14,752,749
Palantir Technologies, Inc., Class A (a)	136,450	15,919,621
		110,120,929
Specialty Retail 0.8%
O'Reilly Automotive, Inc. (a)	182,600	16,815,634
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	309,037	89,422,946
Sandisk Corp. (a)	8,664	19,699,597
Seagate Technology Holdings plc	33,300	32,134,500
		141,257,043
Total Common Stocks (Cost $1,319,994,059)		1,907,606,076
Preferred Stocks 2.2%
Software 2.2%
Anthropic PBC (a)(c)(d)
Series F-1	20,359	11,991,644
Series G-1	20,525	12,089,420

Databricks, Inc. Series L (a)(c)(d)	31,621	6,826,658
OpenAI PBC Series C (a)(c)(d)	18,219	12,528,968
Total Preferred Stocks (Cost $26,725,693)		43,436,690
Short-Term Investments 1.7%
Affiliated Investment Company 0.7%
NYLIM U.S. Government Liquidity Fund, 3.551% (e)	13,008,880	13,008,880
	Shares	Value

Unaffiliated Investment Companies 1.0%
Invesco Government & Agency Portfolio, 3.644% (e)(f)	812,347	$ 812,347
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 3.653% (e)(f)	20,000,000	20,000,000
		20,812,347
Total Short-Term Investments (Cost $33,821,227)		33,821,227
Total Investments (Cost $1,380,540,979)	100.9%	1,984,863,993
Other Assets, Less Liabilities	(0.9)	(18,436,770)
Net Assets	100.0%	$ 1,966,427,223

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2026, the aggregate market value of securities on loan was $34,715,548; the total market value of collateral held by the Portfolio was $35,440,714. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $14,628,367. The Portfolio received cash collateral with a value of $20,812,347. (See Note 2(H))
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Restricted security. (See Note 5)
(e)	Current yield as of June 30, 2026.
(f)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 11,302	$ 219,032	$ (217,325)	$ —	$ —	$ 13,009	$ 295	$ —	13,009

Abbreviation(s):
ADR—American Depositary Receipt
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP Winslow Large Cap Growth Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,904,774,181	$ —	$ 2,831,895	$ 1,907,606,076
Preferred Stocks	—	—	43,436,690	43,436,690
Short-Term Investments
Affiliated Investment Company	13,008,880	—	—	13,008,880
Unaffiliated Investment Companies	20,812,347	—	—	20,812,347
Total Short-Term Investments	33,821,227	—	—	33,821,227
Total Investments in Securities	$ 1,938,595,408	$ —	$ 46,268,585	$ 1,984,863,993

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (See Note 2A):
Investments in Securities	Balance as of December 31, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of June 30, 2026
Common Stocks	$1,770,740	$—	$—	$1,061,155	$—	$—	$—	$—	$2,831,895	$1,061,155
Preferred Stocks	8,923,484	—	—	16,665,464	17,847,742	—	—	—	43,436,690	16,665,464
Total	$10,694,224	$—	$—	$17,726,619	$17,847,742	$—	$—	$—	$46,268,585	$17,726,619
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,367,532,099) including securities on loan of $34,715,548	$1,971,855,113
Investment in affiliated investment companies, at value (identified cost $13,008,880)	13,008,880
Receivables:
Investment securities sold	11,600,739
Portfolio shares sold	1,409,075
Dividends	359,124
Securities lending	1,516
Other assets	14,210
Total assets	1,998,248,657
Liabilities
Cash collateral received for securities on loan	20,812,347
Payables:
Investment securities purchased	8,147,890
Portfolio shares redeemed	1,253,145
Manager (See Note 3)	1,141,007
Distribution/Service fees (See Note 3)	302,351
Shareholder communication	103,546
Professional fees	32,415
Custodian	11,483
Trustees	6,321
Accrued expenses	10,929
Total liabilities	31,821,434
Net assets	$1,966,427,223
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$66,260
Additional paid-in-capital	1,061,222,162
1,061,288,422
Total distributable earnings (loss)	905,138,801
Net assets	$1,966,427,223
Initial Class
Net assets applicable to outstanding shares	$475,792,664
Shares of beneficial interest outstanding	14,303,393
Net asset value per share outstanding	$33.26
Service Class
Net assets applicable to outstanding shares	$1,490,634,559
Shares of beneficial interest outstanding	51,956,120
Net asset value per share outstanding	$28.69

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP Winslow Large Cap Growth Portfolio

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $11,521)	$4,323,105
Dividends-affiliated	295,108
Securities lending, net	1,923
Total income	4,620,136
Expenses
Manager (See Note 3)	6,642,066
Distribution/Service—Service Class (See Note 3)	1,734,175
Shareholder communication	142,919
Professional fees	91,921
Trustees	33,068
Custodian	17,011
Miscellaneous	35,517
Total expenses before waiver/reimbursement	8,696,677
Expense waiver/reimbursement from Manager (See Note 3)	(13,154)
Net expenses	8,683,523
Net investment income (loss)	(4,063,387)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	66,542,941
Net change in unrealized appreciation (depreciation) on unaffiliated investments	42,560,463
Net realized and unrealized gain (loss)	109,103,404
Net increase (decrease) in net assets resulting from operations	$105,040,017
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the year ended December 31, 2025
	Six months ended June 30, 2026	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(4,063,387)	$(9,111,911)
Net realized gain (loss)	66,542,941	248,283,951
Net change in unrealized appreciation (depreciation)	42,560,463	9,579,588
Net increase (decrease) in net assets resulting from operations	105,040,017	248,751,628
Distributions to shareholders:
Initial Class	—	(57,268,174)
Service Class	—	(182,900,357)
Total distributions to shareholders	—	(240,168,531)
Capital share transactions:
Net proceeds from sales of shares	111,790,385	279,448,645
Net asset value of shares issued to shareholders in reinvestment of distributions	—	240,168,531
Cost of shares redeemed	(177,400,529)	(332,438,643)
Increase (decrease) in net assets derived from capital share transactions	(65,610,144)	187,178,533
Net increase (decrease) in net assets	39,429,873	195,761,630
Net Assets
Beginning of period	1,926,997,350	1,731,235,720
End of period	$1,966,427,223	$1,926,997,350
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP Winslow Large Cap Growth Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$31.49	$30.89	$26.10	$18.95	$37.92	$32.76
Net investment income (loss) (a)	(0.04)	(0.10)	(0.08)	(0.04)	(0.02)	(0.12)
Net realized and unrealized gain (loss)	1.81	4.63	7.71	8.07	(12.18)	8.01
Total from investment operations	1.77	4.53	7.63	8.03	(12.20)	7.89
Less distributions:
From net realized gain on investments	—	(3.93)	(2.84)	(0.88)	(6.77)	(2.73)
Net asset value at end of period	$33.26	$31.49	$30.89	$26.10	$18.95	$37.92
Total investment return (b)	5.64%	14.35%	29.60%	43.05%	(31.16)%	24.52%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.25)%††	(0.31)%	(0.26)%	(0.17)%	(0.09)%	(0.34)%
Net expenses (c)(d)	0.75%††	0.75%	0.74%	0.74%	0.75%	0.74%
Portfolio turnover rate	56%	81%	71%	82%	75%	62%
Net assets at end of period (in 000's)	$475,793	$500,702	$398,968	$364,452	$335,309	$632,666

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Six months ended June 30,	Year Ended December 31,
Service Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$27.19	$27.20	$23.31	$17.04	$35.23	$30.68
Net investment income (loss) (a)	(0.07)	(0.16)	(0.14)	(0.08)	(0.08)	(0.20)
Net realized and unrealized gain (loss)	1.57	4.08	6.87	7.23	(11.34)	7.48
Total from investment operations	1.50	3.92	6.73	7.15	(11.42)	7.28
Less distributions:
From net realized gain on investments	—	(3.93)	(2.84)	(0.88)	(6.77)	(2.73)
Net asset value at end of period	$28.69	$27.19	$27.20	$23.31	$17.04	$35.23
Total investment return (b)	5.51%	14.07%	29.28%	42.70%	(31.34)%	24.20%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.50)%††	(0.56)%	(0.51)%	(0.42)%	(0.33)%	(0.59)%
Net expenses (c)(d)	1.00%††	1.00%	0.99%	0.99%	1.00%	0.99%
Portfolio turnover rate	56%	81%	71%	82%	75%	62%
Net assets at end of period (in 000's)	$1,490,635	$1,426,295	$1,332,268	$1,144,343	$932,131	$1,309,920

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP Winslow Large Cap Growth Portfolio (the "Portfolio") (formerly known as NYLI VP Winslow Large Cap Growth Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 1998
Service Class	June 6, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

10	NYLIM VP Winslow Large Cap Growth Portfolio

to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates
11

Notes to Financial Statements (Unaudited) (continued)
the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of the Portfolio's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.
Asset Class	Fair Value at 6/30/26	Valuation Technique	Unobservable Inputs	Impact to Value If Input Increase (Decrease)*	Range/Weighted Average
Common Stocks	2,831,895	Market Approach	Precedent Transaction	Increase	N/A
Preferred Stocks	43,436,690	Market Approach	Precedent Transaction	Increase	N/A
		Market Comparable Cos.	Monthly Enterprise Value Movement	Increase	14.0%/14.0%
			Weighting probability	Increase	50.0%/50.0%
			Daily Market Movement of Comparables	Increase	1.9%/1.9%
	$46,268,585
*Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable inputs would have the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.

12	NYLIM VP Winslow Large Cap Growth Portfolio

(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the
Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Winslow Capital Management, LLC (“Winslow” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investment Management and Winslow, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.75% up to $500 million; 0.725% from $500 million to $750 million; 0.71% from $750 million to $1 billion; 0.70% from $1 billion to $2 billion; 0.66% from $2 billion to $3 billion; 0.61% from $3 billion to $7 billion; 0.585% from $7 billion to $9 billion; and 0.575% in excess of $9 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.72% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investment Management has voluntarily agreed to waive a portion of its management fee when the subadvisory fee is reduced as a result of achieving breakpoints in the subadvisory fee schedule. The savings that result from the reduced subadvisory fee will be shared
13

Notes to Financial Statements (Unaudited) (continued)
equally with the Portfolio provided that the amount of the management fee retained by New York Life Investment Management, after payment of the subadvisory fee, exceeds 0.35% of the average daily net assets of the Portfolio. This waiver is voluntary and may be discontinued by New York Life Investment Management at any time.
New York Life Investment Management has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.55% of the Portfolio’s average daily net assets from $11 billion to $13 billion; and 0.525% of the Portfolio’s average daily net assets over $13 billion. This agreement expires May 1, 2027, and may only be amended or terminated prior to that date by action of the Board.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $6,642,066 and waived fees and/or reimbursed expenses in the amount of $13,154 and paid the Subadvisor fees in the amount of $2,332,416.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,389,911,185	$614,113,205	$(19,160,397)	$594,952,808
During the year ended December 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$26,184,149
Long-Term Capital Gains	213,984,382
Total	$240,168,531

Note 5–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of June 30, 2026, restricted securities held by the Portfolio were as follows:
Security	Date(s) of Acquisition	Shares	Cost	6/30/26 Value	Percent of Net Assets
Anthropic PBC Series F-1
Preferred Stock	8/29/2025	20,359	$ 2,869,960	$ 11,991,644	0.6%
Anthropic PBC Series G-1
Preferred Stock	1/27/2026	20,525	5,318,775	12,089,420	0.6
Databricks, Inc. Series L
Preferred Stock	12/16/2025	31,621	6,007,990	6,826,658	0.4
OpenAI, Class A
Common Stock	11/07/2025	4,118	1,770,740	2,831,895	0.1
OpenAI PBC Series C
Preferred Stock	3/31/2026	18,219	12,528,968	12,528,968	0.6
Total			$ 28,496,433	$ 46,268,585	2.4%

14	NYLIM VP Winslow Large Cap Growth Portfolio

Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 7–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 9–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $1,037,848 and $1,113,222, respectively.
Note 10–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the year ended December 31, 2025, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	819,921	$24,802,590
Shares redeemed	(2,417,733)	(73,188,378)
Net increase (decrease)	(1,597,812)	$(48,385,788)
Year ended December 31, 2025:
Shares sold	4,400,992	$139,711,311
Shares issued to shareholders in reinvestment of distributions	1,773,091	57,268,174
Shares redeemed	(3,189,971)	(102,615,370)
Net increase (decrease)	2,984,112	$94,364,115

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	3,372,133	$86,987,795
Shares redeemed	(3,868,366)	(104,212,151)
Net increase (decrease)	(496,233)	$(17,224,356)
Year ended December 31, 2025:
Shares sold	5,098,729	$139,737,334
Shares issued to shareholders in reinvestment of distributions	6,553,760	182,900,357
Shares redeemed	(8,187,939)	(229,823,273)
Net increase (decrease)	3,464,550	$92,814,418
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
16

NYLIM VP MFS® Investors Trust Portfolio
(formerly known as NYLI VP MFS® Investors Trust Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.0%
Aerospace & Defense 2.9%
Curtiss-Wright Corp.	2,656	$ 2,012,611
Howmet Aerospace, Inc.	16,899	4,543,465
RTX Corp.	34,443	6,534,870
		13,090,946
Banks 3.7%
Bank of America Corp.	79,206	4,513,158
JPMorgan Chase & Co.	36,417	11,920,377
		16,433,535
Beverages 0.5%
Diageo plc	114,183	2,305,949
Biotechnology 1.4%
Gilead Sciences, Inc.	22,727	2,871,329
Vertex Pharmaceuticals, Inc. (a)	6,890	3,422,470
		6,293,799
Broadline Retail 4.7%
Amazon.com, Inc. (a)	87,376	20,825,196
Building Products 0.9%
Allegion plc	29,617	4,160,892
Capital Markets 4.1%
CME Group, Inc.	19,464	4,298,235
Goldman Sachs Group, Inc. (The)	7,203	7,284,898
Moody's Corp.	8,398	3,803,622
Nasdaq, Inc.	35,871	2,827,353
		18,214,108
Chemicals 1.8%
International Flavors & Fragrances, Inc.	18,660	1,478,245
Linde plc	12,286	6,375,697
		7,853,942
Commercial Services & Supplies 2.0%
Cintas Corp.	10,854	1,846,048
Veralto Corp.	24,173	2,143,662
Waste Management, Inc.	21,538	4,800,389
		8,790,099
Communications Equipment 1.6%
Arista Networks, Inc. (a)	41,284	7,013,326
Consumer Staples Distribution & Retail 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	15,909	1,387,583
	Shares	Value

Consumer Staples Distribution & Retail (continued)
Costco Wholesale Corp.	5,507	$ 5,151,633
		6,539,216
Diversified Telecommunication Services 0.5%
Space Exploration Technologies Corp., Class A (a)	12,021	2,053,908
Electric Utilities 3.3%
Alliant Energy Corp.	69,580	5,308,258
Southern Co. (The)	35,263	3,375,022
Xcel Energy, Inc.	72,054	5,785,936
		14,469,216
Electrical Equipment 4.5%
AMETEK, Inc.	15,619	3,778,861
Eaton Corp. plc	13,174	5,613,705
Emerson Electric Co.	43,167	6,179,356
Hubbell, Inc.	8,756	4,581,139
		20,153,061
Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp., Class A	42,222	7,444,583
Entertainment 0.4%
Spotify Technology SA (a)	3,505	1,609,251
Financial Services 3.4%
Mastercard, Inc., Class A	13,519	6,943,358
Visa, Inc., Class A	23,551	8,080,113
		15,023,471
Health Care Equipment & Supplies 3.2%
Becton Dickinson & Co.	15,406	2,331,390
Boston Scientific Corp. (a)	51,745	2,208,477
Medtronic plc	64,462	5,042,862
STERIS plc	21,104	4,443,869
		14,026,598
Health Care Providers & Services 1.0%
Cigna Group (The)	16,467	4,539,623
Hotels, Restaurants & Leisure 1.2%
Aramark	95,498	5,433,836
Household Products 2.2%
Colgate-Palmolive Co.	37,580	3,445,335

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Household Products (continued)
Procter & Gamble Co. (The)	43,649	$ 6,400,689
		9,846,024
Insurance 2.6%
Aon plc, Class A	13,556	4,496,390
Chubb Ltd.	21,188	7,219,599
		11,715,989
Interactive Media & Services 8.6%
Alphabet, Inc., Class A	77,069	27,542,148
Meta Platforms, Inc., Class A	18,671	10,517,188
		38,059,336
Life Sciences Tools & Services 2.1%
Thermo Fisher Scientific, Inc.	11,005	5,517,467
Waters Corp. (a)	10,732	4,024,929
		9,542,396
Machinery 0.6%
Otis Worldwide Corp.	38,327	2,744,213
Oil, Gas & Consumable Fuels 2.4%
ConocoPhillips	45,794	4,760,744
Exxon Mobil Corp.	41,932	5,732,943
		10,493,687
Pharmaceuticals 0.9%
Pfizer, Inc.	157,044	3,781,620
Professional Services 0.5%
Verisk Analytics, Inc.	13,614	2,444,121
Semiconductors & Semiconductor Equipment 18.9%
Advanced Micro Devices, Inc. (a)	5,468	3,176,416
Analog Devices, Inc.	17,283	6,864,289
Broadcom, Inc.	42,305	15,980,714
KLA Corp.	30,462	9,190,690
Lam Research Corp.	12,562	5,443,491
Micron Technology, Inc.	2,494	2,878,799
NVIDIA Corp.	174,042	34,824,064
	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	19,301	$ 5,753,049
		84,111,512
Software 6.0%
Cadence Design Systems, Inc. (a)	12,179	4,571,022
Check Point Software Technologies Ltd. (a)	7,136	937,884
Microsoft Corp.	56,186	20,958,502
		26,467,408
Specialty Retail 1.1%
TJX Cos., Inc. (The)	32,156	4,871,634
Technology Hardware, Storage & Peripherals 8.2%
Apple, Inc.	96,254	27,852,057
Seagate Technology Holdings plc	8,875	8,564,375
		36,416,432
Textiles, Apparel & Luxury Goods 0.6%
LVMH Moet Hennessy Louis Vuitton SE	4,558	2,521,179
Total Common Stocks (Cost $374,598,934)		439,290,106
Short-Term Investment 0.6%
Affiliated Investment Company 0.6%
NYLIM U.S. Government Liquidity Fund, 3.551% (b)	2,788,589	2,788,589
Total Short-Term Investment (Cost $2,788,589)		2,788,589
Total Investments (Cost $377,387,523)	99.6%	442,078,695
Other Assets, Less Liabilities	0.4	1,830,843
Net Assets	100.0%	$ 443,909,538

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of June 30, 2026.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP MFS® Investors Trust Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 2,501	$ 33,660	$ (33,372)	$ —	$ —	$ 2,789	$ 47	$ —	2,789

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 439,290,106	$ —	$ —	$ 439,290,106
Short-Term Investment
Affiliated Investment Company	2,788,589	—	—	2,788,589
Total Investments in Securities	$ 442,078,695	$ —	$ —	$ 442,078,695

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $374,598,934)	$439,290,106
Investment in affiliated investment companies, at value (identified cost $2,788,589)	2,788,589
Cash denominated in foreign currencies (identified cost $9)	9
Receivables:
Investment securities sold	4,353,065
Portfolio shares sold	2,194,693
Dividends	167,587
Securities lending	91
Other assets	1,897
Total assets	448,796,037
Liabilities
Payables:
Investment securities purchased	4,201,619
Portfolio shares redeemed	324,679
Manager (See Note 3)	255,857
Distribution/Service fees (See Note 3)	56,974
Professional fees	27,667
Shareholder communication	8,217
Custodian	8,071
Trustees	1,302
Accrued expenses	2,113
Total liabilities	4,886,499
Net assets	$443,909,538
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$37,724
Additional paid-in-capital	369,887,640
369,925,364
Total distributable earnings (loss)	73,984,174
Net assets	$443,909,538
Initial Class
Net assets applicable to outstanding shares	$169,807,518
Shares of beneficial interest outstanding	14,399,458
Net asset value per share outstanding	$11.79
Service Class
Net assets applicable to outstanding shares	$274,102,020
Shares of beneficial interest outstanding	23,324,341
Net asset value per share outstanding	$11.75

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP MFS® Investors Trust Portfolio

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $6,520)	$2,581,965
Dividends-affiliated	47,048
Securities lending, net	228
Total income	2,629,241
Expenses
Manager (See Note 3)	1,581,999
Distribution/Service—Service Class (See Note 3)	346,340
Professional fees	47,895
Shareholder communication	20,526
Custodian	12,254
Trustees	7,917
Miscellaneous	6,159
Total expenses	2,023,090
Net investment income (loss)	606,151
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	12,667,921
Foreign currency transactions	(301)
Net realized gain (loss)	12,667,620
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	16,149,380
Translation of other assets and liabilities in foreign currencies	(263)
Net change in unrealized appreciation (depreciation)	16,149,117
Net realized and unrealized gain (loss)	28,816,737
Net increase (decrease) in net assets resulting from operations	$29,422,888
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the period February 10, 2025 (commencement of operations) through December 31, 2025
	Six months ended June 30, 2026	February 10, 2025 (commencement of operations) through December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$606,151	$1,391,929
Net realized gain (loss)	12,667,620	(5,547,251)
Net change in unrealized appreciation (depreciation)	16,149,117	48,542,050
Net increase (decrease) in net assets resulting from operations	29,422,888	44,386,728
Capital share transactions:
Net proceeds from sales of shares	13,388,920	487,790,122
Cost of shares redeemed	(61,937,615)	(69,141,505)
Increase (decrease) in net assets derived from capital share transactions	(48,548,695)	418,648,617
Net increase (decrease) in net assets	(19,125,807)	463,035,345
Net Assets
Beginning of period	463,035,345	—
End of period	$443,909,538	$463,035,345
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP MFS® Investors Trust Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	February 10, 2025^ through December 31,
Initial Class	2026*	2025
Net asset value at beginning of period	$11.06	$10.00
Net investment income (loss) (a)	0.02	0.05
Net realized and unrealized gain (loss)	0.71	1.01
Total from investment operations	0.73	1.06
Net asset value at end of period	$11.79	$11.06
Total investment return (b)	6.66%	10.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.42%	0.50%
Net expenses††(c)	0.74%	0.75%
Portfolio turnover rate	18%	30%
Net assets at end of period (in 000's)	$169,808	$178,163

^	Commencement of Operations.
*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	February 10, 2025^ through December 31,
Service Class	2026*	2025
Net asset value at beginning of period	$11.03	$10.00
Net investment income (loss) (a)	0.01	0.03
Net realized and unrealized gain (loss)	0.71	1.00
Total from investment operations	0.72	1.03
Net asset value at end of period	$11.75	$11.03
Total investment return (b)	6.53%	10.31%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.17%	0.29%
Net expenses††(c)	0.99%	1.00%
Portfolio turnover rate	18%	30%
Net assets at end of period (in 000's)	$274,102	$284,872

^	Commencement of Operations.
*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP MFS® Investors Trust Portfolio (the "Portfolio") (formerly known as NYLI VP MFS® Investors Trust Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 10, 2025
Service Class	February 10, 2025
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an

10	NYLIM VP MFS® Investors Trust Portfolio

independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the
11

Notes to Financial Statements (Unaudited) (continued)
principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean

12	NYLIM VP MFS® Investors Trust Portfolio

between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Massachusetts Financial Services Company ("MFS" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of the Subadvisory Agreement between New York Life Investment Management and MFS, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.70% up to $1 billion; 0.68% from $1 billion to $2.5 billion; and 0.60% in excess of $2.5 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.70% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and
13

Notes to Financial Statements (Unaudited) (continued)
Service Class shares do not exceed 0.78% and 1.03%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $1,581,999 and paid the Subadvisor fees in the amount of $595,992. There were no waived fees and/or reimbursed expenses.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$377,421,528	$80,122,977	$(15,465,810)	$64,657,167
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $5,503,578, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$5,504	$—
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.

14	NYLIM VP MFS® Investors Trust Portfolio

Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $81,193 and $130,707, respectively.
The Portfolio may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. Rule 17a-7 transactions during the six-month period ended June 30, 2026, were as follows:
Purchases (000's)	Sales (000's)	Realized Gain / (Loss) (000's)
$437	$297	$(83)
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the period February 10, 2025 (commencement of operations) through December 31, 2026, including the in-kind transfer of securities, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	593,569	$6,743,212
Shares redeemed	(2,309,690)	(26,754,736)
Net increase (decrease)	(1,716,121)	$(20,011,524)
Period February 10, 2025 (commencement of operations) through December 31, 2025:
Shares sold	16,853,165	$169,854,084
Shares redeemed	(737,586)	(7,859,838)
Net increase (decrease)	16,115,579	$161,994,246

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	591,567	$6,645,708
Shares redeemed	(3,092,626)	(35,182,879)
Net increase (decrease)	(2,501,059)	$(28,537,171)
Period February 10, 2025 (commencement of operations) through December 31, 2025:
Shares sold	31,775,514	$317,936,038
Shares redeemed	(5,950,114)	(61,281,667)
Net increase (decrease)	25,825,400	$256,654,371
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
16

NYLIM VP MFS® Research Portfolio
(formerly known as NYLI VP MFS® Research Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Aerospace & Defense 3.3%
Curtiss-Wright Corp.	2,210	$ 1,674,650
General Dynamics Corp.	7,171	2,540,255
Honeywell Aerospace, Inc. (a)	5,031	1,112,253
Howmet Aerospace, Inc.	9,091	2,444,206
RTX Corp.	18,075	3,429,370
		11,200,734
Automobiles 0.4%
Tesla, Inc. (a)	3,487	1,466,632
Banks 4.5%
Bank of America Corp.	88,106	5,020,280
JPMorgan Chase & Co.	24,056	7,874,250
PNC Financial Services Group, Inc. (The)	9,076	2,234,693
		15,129,223
Beverages 0.6%
PepsiCo, Inc.	15,490	2,097,346
Biotechnology 1.5%
Gilead Sciences, Inc.	24,233	3,061,597
Vertex Pharmaceuticals, Inc. (a)	4,099	2,036,097
		5,097,694
Broadline Retail 4.4%
Amazon.com, Inc. (a)	62,822	14,972,996
Building Products 1.1%
Simpson Manufacturing Co., Inc.	7,248	1,517,369
Trane Technologies plc	4,761	2,338,413
		3,855,782
Capital Markets 2.9%
Charles Schwab Corp. (The)	29,813	2,750,846
CME Group, Inc.	9,357	2,066,306
Moody's Corp.	4,697	2,127,365
Morgan Stanley	13,601	2,843,153
		9,787,670
Chemicals 0.3%
International Flavors & Fragrances, Inc.	14,479	1,147,026
Commercial Services & Supplies 0.4%
GFL Environmental, Inc.	34,599	1,272,897
	Shares	Value

Communications Equipment 1.3%
Arista Networks, Inc. (a)	26,041	$ 4,423,845
Construction & Engineering 0.5%
Comfort Systems USA, Inc.	902	1,787,719
Construction Materials 0.8%
CRH plc	26,727	2,859,789
Consumer Staples Distribution & Retail 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	19,872	1,733,236
Diversified Telecommunication Services 1.2%
Space Exploration Technologies Corp., Class A (a)(b)	23,191	3,962,414
Electric Utilities 2.0%
Alliant Energy Corp.	22,030	1,680,669
Duke Energy Corp.	14,459	1,830,220
NextEra Energy, Inc.	24,290	2,131,933
PG&E Corp.	69,781	1,173,717
		6,816,539
Electrical Equipment 1.8%
Eaton Corp. plc	3,996	1,702,776
Emerson Electric Co.	13,269	1,899,457
GE Vernova, Inc.	2,207	2,592,916
		6,195,149
Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp., Class A	19,531	3,443,706
Coherent Corp. (a)	3,877	1,529,360
		4,973,066
Energy Equipment & Services 0.4%
Baker Hughes Co.	15,942	884,781
TechnipFMC plc	8,607	570,644
		1,455,425
Entertainment 1.2%
Spotify Technology SA (a)	6,652	3,054,133
TKO Group Holdings, Inc.	4,965	999,504
		4,053,637
Financial Services 2.3%
Mastercard, Inc., Class A	14,960	7,683,456

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Food Products 0.2%
Tyson Foods, Inc., Class A	13,897	$ 795,603
Ground Transportation 1.1%
Uber Technologies, Inc. (a)	35,931	2,592,781
XPO, Inc. (a)	6,200	1,272,798
		3,865,579
Health Care Equipment & Supplies 2.3%
Becton Dickinson & Co.	12,922	1,955,486
Boston Scientific Corp. (a)	53,145	2,268,228
Medtronic plc	30,481	2,384,529
STERIS plc	6,389	1,345,332
		7,953,575
Health Care Providers & Services 1.3%
Cigna Group (The)	8,975	2,474,228
Humana, Inc.	5,204	2,067,133
		4,541,361
Hotels, Restaurants & Leisure 2.3%
Aramark	31,036	1,765,949
Hilton Worldwide Holdings, Inc.	7,492	2,475,806
Starbucks Corp.	18,764	1,917,493
Viking Holdings Ltd. (a)	17,069	1,786,612
		7,945,860
Household Products 0.5%
Colgate-Palmolive Co.	19,105	1,751,546
Industrial Conglomerates 0.3%
Honeywell International, Inc.	5,031	1,126,441
Insurance 2.4%
Aon plc, Class A	8,599	2,852,203
Chubb Ltd.	9,057	3,086,082
Progressive Corp. (The)	10,236	2,236,054
		8,174,339
Interactive Media & Services 7.1%
Alphabet, Inc., Class A	47,429	16,949,702
Meta Platforms, Inc., Class A	12,924	7,279,960
		24,229,662
IT Services 0.6%
Shopify, Inc., Class A (a)	17,288	1,973,944
	Shares	Value

Life Sciences Tools & Services 1.7%
Thermo Fisher Scientific, Inc.	6,419	$ 3,218,230
Waters Corp. (a)	7,107	2,665,409
		5,883,639
Machinery 2.4%
Caterpillar, Inc.	3,791	4,037,036
Ingersoll Rand, Inc.	26,340	2,159,617
Pentair plc	25,413	1,948,160
		8,144,813
Media 0.3%
Omnicom Group, Inc.	14,651	1,067,032
Oil, Gas & Consumable Fuels 2.5%
ConocoPhillips	22,769	2,367,065
EQT Corp.	13,869	737,415
Exxon Mobil Corp.	32,920	4,500,823
Valero Energy Corp.	3,935	1,024,831
		8,630,134
Personal Care Products 0.4%
Kenvue, Inc.	69,177	1,321,972
Pharmaceuticals 2.1%
Johnson & Johnson	17,554	4,458,189
Pfizer, Inc.	103,536	2,493,147
		6,951,336
Professional Services 0.7%
TransUnion	31,081	2,242,183
Semiconductors & Semiconductor Equipment 19.5%
Advanced Micro Devices, Inc. (a)	11,963	6,949,426
Broadcom, Inc.	31,757	11,996,207
Intel Corp. (a)	16,414	2,291,887
KLA Corp.	25,681	7,748,215
Micron Technology, Inc.	4,203	4,851,481
NVIDIA Corp.	142,578	28,528,433
ON Semiconductor Corp. (a)	10,684	1,010,065
Texas Instruments, Inc.	9,426	2,809,608
		66,185,322
Software 5.5%
Cadence Design Systems, Inc. (a)	5,673	2,129,190
Microsoft Corp.	44,039	16,427,428
		18,556,618
Specialized REITs 0.4%
Blackstone Digital Infrastructure Trust, Inc. (a)(b)	67,597	1,462,123

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP MFS® Research Portfolio

	Shares	Value
Common Stocks (continued)
Specialty Retail 1.2%
Floor & Decor Holdings, Inc., Class A (a)	24,759	$ 1,469,694
TJX Cos., Inc. (The)	16,103	2,439,605
		3,909,299
Technology Hardware, Storage & Peripherals 8.9%
Apple, Inc.	80,909	23,411,828
Sandisk Corp. (a)	1,120	2,546,578
Seagate Technology Holdings plc	4,283	4,133,095
		30,091,501
Textiles, Apparel & Luxury Goods 0.5%
Birkenstock Holding plc (a)(b)	37,361	1,607,644
Tobacco 0.8%
Philip Morris International, Inc.	15,333	2,773,893
Trading Companies & Distributors 1.2%
Ferguson Enterprises, Inc.	8,553	2,029,883
WW Grainger, Inc.	1,442	1,961,697
		3,991,580
Wireless Telecommunication Services 0.4%
T-Mobile US, Inc.	8,497	1,425,202
Total Common Stocks (Cost $292,481,946)		338,574,476
Short-Term Investments 1.5%
Affiliated Investment Company 0.6%
NYLIM U.S. Government Liquidity Fund, 3.551% (c)	2,088,118	2,088,118
	Shares	Value

Unaffiliated Investment Company 0.9%
Invesco Government & Agency Portfolio, 3.644% (c)(d)	2,895,822	$ 2,895,822
Total Short-Term Investments (Cost $4,983,940)		4,983,940
Total Investments (Cost $297,465,886)	101.0%	343,558,416
Other Assets, Less Liabilities	(1.0)	(3,345,282)
Net Assets	100.0%	$ 340,213,134

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2026, the aggregate market value of securities on loan was $6,719,383; the total market value of collateral held by the Portfolio was $6,860,059. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,964,237. The Portfolio received cash collateral with a value of $2,895,822. (See Note 2(I))
(c)	Current yield as of June 30, 2026.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 2,391	$ 24,858	$ (25,161)	$ —	$ —	$ 2,088	$ 42	$ —	2,088

Abbreviation(s):
REIT—Real Estate Investment Trust
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 338,574,476	$ —	$ —	$ 338,574,476
Short-Term Investments
Affiliated Investment Company	2,088,118	—	—	2,088,118
Unaffiliated Investment Company	2,895,822	—	—	2,895,822
Total Short-Term Investments	4,983,940	—	—	4,983,940
Total Investments in Securities	$ 343,558,416	$ —	$ —	$ 343,558,416

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP MFS® Research Portfolio

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $295,377,768) including securities on loan of $6,719,383	$341,470,298
Investment in affiliated investment companies, at value (identified cost $2,088,118)	2,088,118
Receivables:
Portfolio shares sold	1,360,547
Investment securities sold	172,821
Dividends	112,598
Securities lending	17,098
Other assets	1,537
Total assets	345,223,017
Liabilities
Cash collateral received for securities on loan	2,895,822
Payables:
Investment securities purchased	1,652,230
Manager (See Note 3)	194,585
Portfolio shares redeemed	182,669
Distribution/Service fees (See Note 3)	42,064
Professional fees	26,458
Custodian	9,236
Shareholder communication	4,705
Trustees	953
Accrued expenses	1,161
Total liabilities	5,009,883
Net assets	$340,213,134
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$29,352
Additional paid-in-capital	289,542,583
289,571,935
Total distributable earnings (loss)	50,641,199
Net assets	$340,213,134
Initial Class
Net assets applicable to outstanding shares	$135,912,184
Shares of beneficial interest outstanding	11,701,336
Net asset value per share outstanding	$11.62
Service Class
Net assets applicable to outstanding shares	$204,300,950
Shares of beneficial interest outstanding	17,650,383
Net asset value per share outstanding	$11.57

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $6,534)	$1,955,727
Dividends-affiliated	41,930
Securities lending, net	18,675
Total income	2,016,332
Expenses
Manager (See Note 3)	1,176,289
Distribution/Service—Service Class (See Note 3)	253,288
Professional fees	44,086
Shareholder communication	15,018
Custodian	11,460
Trustees	5,852
Miscellaneous	5,285
Total expenses	1,511,278
Net investment income (loss)	505,054
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	7,437,258
Foreign currency transactions	(88)
Net realized gain (loss)	7,437,170
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	12,348,164
Translation of other assets and liabilities in foreign currencies	(9)
Net change in unrealized appreciation (depreciation)	12,348,155
Net realized and unrealized gain (loss)	19,785,325
Net increase (decrease) in net assets resulting from operations	$20,290,379
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP MFS® Research Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the period February 10, 2025 (commencement of operations) through December 31, 2025
	Six months ended June 30, 2026	February 10, 2025 (commencement of operations) through December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$505,054	$834,949
Net realized gain (loss)	7,437,170	(4,351,667)
Net change in unrealized appreciation (depreciation)	12,348,155	33,744,368
Net increase (decrease) in net assets resulting from operations	20,290,379	30,227,650
Capital share transactions:
Net proceeds from sales of shares	13,376,505	358,278,218
Cost of shares redeemed	(35,173,754)	(46,785,864)
Increase (decrease) in net assets derived from capital share transactions	(21,797,249)	311,492,354
Net increase (decrease) in net assets	(1,506,870)	341,720,004
Net Assets
Beginning of period	341,720,004	—
End of period	$340,213,134	$341,720,004
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended June 30,	February 10, 2025^ through December 31,
Initial Class	2026*	2025
Net asset value at beginning of period	$10.94	$10.00
Net investment income (loss) (a)	0.02	0.04
Net realized and unrealized gain (loss)	0.66	0.90
Total from investment operations	0.68	0.94
Net asset value at end of period	$11.62	$10.94
Total investment return (b)	6.16%	9.41%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.45%	0.45%
Net expenses††(c)	0.75%	0.76%
Portfolio turnover rate	28%	43%
Net assets at end of period (in 000's)	$135,912	$134,030

^	Commencement of Operations.
*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	February 10, 2025^ through December 31,
Service Class	2026*	2025
Net asset value at beginning of period	$10.92	$10.00
Net investment income (loss) (a)	0.01	0.02
Net realized and unrealized gain (loss)	0.64	0.90
Total from investment operations	0.65	0.92
Net asset value at end of period	$11.57	$10.92
Total investment return (b)	6.03%	9.17%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.20%	0.22%
Net expenses††(c)	1.00%	1.01%
Portfolio turnover rate	28%	43%
Net assets at end of period (in 000's)	$204,301	$207,690

^	Commencement of Operations.
*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLIM VP MFS® Research Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP MFS® Research Portfolio (the "Portfolio") (formerly known as NYLI VP MFS® Research Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 10, 2025
Service Class	February 10, 2025
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an

11

Notes to Financial Statements (Unaudited) (continued)
independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the

12	NYLIM VP MFS® Research Portfolio

principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean
13

Notes to Financial Statements (Unaudited) (continued)
between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Massachusetts Financial Services Company ("MFS" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of the Subadvisory Agreement between New York Life Investment Management and MFS, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.70% up to $2 billion; and 0.65% in excess of $2 billion. During the six-month period ended June 30, 2026, the effective management fee rate was 0.70% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.77% and 1.02%, respectively, of

14	NYLIM VP MFS® Research Portfolio

the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $1,176,289 and paid the Subadvisor fees in the amount of $451,096. There were no waived fees and/or reimbursed expenses.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$297,483,546	$59,042,959	$(12,968,089)	$46,074,870
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $4,334,359, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$4,334	$—
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
15

Notes to Financial Statements (Unaudited) (continued)
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $93,406 and $114,236, respectively.
The Portfolio may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. Rule 17a-7 transactions during the six-month period ended June 30, 2026, were as follows:
Sales (000's)	Realized Gain / (Loss) (000's)
$304	$76
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the period February 10, 2025 (commencement of operations) through December 31, 2026, including the in-kind transfer of securities, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	577,033	$6,391,002
Shares redeemed	(1,125,972)	(12,701,262)
Net increase (decrease)	(548,939)	$(6,310,260)
Period February 10, 2025 (commencement of operations) through December 31, 2025:
Shares sold	12,963,046	$129,836,406
Shares redeemed	(712,771)	(7,432,761)
Net increase (decrease)	12,250,275	$122,403,645

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	635,852	$6,985,503
Shares redeemed	(2,010,570)	(22,472,492)
Net increase (decrease)	(1,374,718)	$(15,486,989)
Period February 10, 2025 (commencement of operations) through December 31, 2025:
Shares sold	22,869,833	$228,441,812
Shares redeemed	(3,844,732)	(39,353,103)
Net increase (decrease)	19,025,101	$189,088,709
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
16	NYLIM VP MFS® Research Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
17

NYLIM VP Newton Technology Growth Portfolio
(formerly known as NYLI VP Newton Technology Growth Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2026

Portfolio of Investments June 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Aerospace & Defense 2.5%
Axon Enterprise, Inc. (a)	74,894	$ 41,986,325
Broadline Retail 4.8%
Alibaba Group Holding Ltd., Sponsored ADR	227,206	21,807,232
Amazon.com, Inc. (a)	251,713	59,993,276
		81,800,508
Electronic Equipment, Instruments & Components 2.9%
Amphenol Corp., Class A	281,373	49,611,688
Entertainment 3.6%
Netflix, Inc. (a)	547,799	39,112,849
Spotify Technology SA (a)	47,112	21,630,532
		60,743,381
Financial Services 1.4%
Mastercard, Inc., Class A	46,470	23,866,992
Interactive Media & Services 6.7%
Alphabet, Inc., Class C	163,289	57,694,902
Meta Platforms, Inc., Class A	70,705	39,827,420
Tencent Holdings Ltd., ADR	311,322	17,191,201
		114,713,523
IT Services 2.7%
MongoDB, Inc. (a)	46,805	15,721,800
Shopify, Inc., Class A (a)	262,569	29,980,128
		45,701,928
Semiconductors & Semiconductor Equipment 58.5%
Advanced Micro Devices, Inc. (a)	133,135	77,339,453
Applied Materials, Inc.	150,983	109,160,709
ASML Holding NV (Registered), ADR	26,894	53,503,999
Intel Corp. (a)	798,762	111,531,138
Lam Research Corp.	249,153	107,965,470
Marvell Technology, Inc.	396,514	118,117,555
Micron Technology, Inc.	125,382	144,727,189
NVIDIA Corp.	342,322	68,495,209
QUALCOMM, Inc.	109,612	20,255,202
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	247,569	118,231,527
Texas Instruments, Inc.	215,419	64,209,941
		993,537,392
Software 11.2%
AppLovin Corp., Class A (a)	42,248	21,767,437
	Shares	Value

Software (continued)
Datadog, Inc., Class A (a)	65,705	$ 17,106,954
HubSpot, Inc. (a)	49,274	8,992,998
Microsoft Corp.	128,832	48,056,912
Oracle Corp.	260,514	38,178,327
ServiceNow, Inc. (a)	372,010	36,933,153
Synopsys, Inc. (a)	41,351	18,445,440
		189,481,221
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.	133,806	38,718,104
Western Digital Corp.	76,911	49,124,594
		87,842,698
Total Common Stocks (Cost $1,096,654,797)		1,689,285,656
Preferred Stocks 1.6%
Broadline Retail 0.0% ‡
Roofstock, Inc. Series E (a)(b)(c)	73,422	287,080
Software 1.6%
Databricks, Inc. (a)(b)(c)
Series H	62,553	13,504,567
Series I	5,384	1,162,352
Series J	55,462	11,973,691
		26,640,610
Total Preferred Stocks (Cost $12,534,986)		26,927,690
Short-Term Investment 0.1%
Affiliated Investment Company 0.1%
NYLIM U.S. Government Liquidity Fund, 3.551% (d)	1,743,843	1,743,843
Total Short-Term Investment (Cost $1,743,843)		1,743,843
Total Investments (Cost $1,110,933,626)	101.2%	1,717,957,189
Other Assets, Less Liabilities	(1.2)	(21,186,644)
Net Assets	100.0%	$ 1,696,770,545

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2026†^(Unaudited) (continued)
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Restricted security. (See Note 5)
(d)	Current yield as of June 30, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 18,475	$ 143,127	$ (159,858)	$ —	$ —	$ 1,744	$ 283	$ —	1,744

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,689,285,656	$ —	$ —	$ 1,689,285,656
Preferred Stocks	—	—	26,927,690	26,927,690
Short-Term Investment
Affiliated Investment Company	1,743,843	—	—	1,743,843
Total Investments in Securities	$ 1,691,029,499	$ —	$ 26,927,690	$ 1,717,957,189

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (See Note 2A):
Investments in Securities	Balance as of December 31, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of June 30, 2026
Preferred Stocks	$24,007,502	$—	$—	$2,920,188	$—	$—	$—	$—	$26,927,690	$2,920,188
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLIM VP Newton Technology Growth Portfolio

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,109,189,783)	$1,716,213,346
Investment in affiliated investment companies, at value (identified cost $1,743,843)	1,743,843
Receivables:
Dividends	579,048
Portfolio shares sold	210,917
Securities lending	152
Other assets	7,158
Total assets	1,718,754,464
Liabilities
Payables:
Portfolio shares redeemed	20,660,435
Manager (See Note 3)	1,022,617
Distribution/Service fees (See Note 3)	249,871
Shareholder communication	19,599
Professional fees	14,232
Custodian	9,218
Trustees	3,845
Accrued expenses	4,102
Total liabilities	21,983,919
Net assets	$1,696,770,545
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$103,392
Additional paid-in-capital	977,657,921
977,761,313
Total distributable earnings (loss)	719,009,232
Net assets	$1,696,770,545
Initial Class
Net assets applicable to outstanding shares	$444,618,188
Shares of beneficial interest outstanding	27,022,533
Net asset value per share outstanding	$16.45
Service Class
Net assets applicable to outstanding shares	$1,252,152,357
Shares of beneficial interest outstanding	76,369,098
Net asset value per share outstanding	$16.40

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Operations for the six months ended June 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $127,248)	$3,431,653
Dividends-affiliated	283,146
Securities lending, net	5,322
Total income	3,720,121
Expenses
Manager (See Note 3)	5,334,197
Distribution/Service—Service Class (See Note 3)	1,295,911
Professional fees	81,081
Shareholder communication	56,213
Trustees	23,038
Custodian	14,212
Miscellaneous	17,796
Total expenses	6,822,448
Net investment income (loss)	(3,102,327)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	99,514,675
Net change in unrealized appreciation (depreciation) on unaffiliated investments	383,586,513
Net realized and unrealized gain (loss)	483,101,188
Net increase (decrease) in net assets resulting from operations	$479,998,861
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLIM VP Newton Technology Growth Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2026 (Unaudited) and the period February 10, 2025 (commencement of operations) through December 31, 2025
	Six months ended June 30, 2026	February 10, 2025 (commencement of operations) through December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(3,102,327)	$(5,271,639)
Net realized gain (loss)	99,514,675	20,357,709
Net change in unrealized appreciation (depreciation)	383,586,513	223,437,050
Net increase (decrease) in net assets resulting from operations	479,998,861	238,523,120
Capital share transactions:
Net proceeds from sales of shares	66,456,737	1,328,636,769
Cost of shares redeemed	(200,920,883)	(215,924,059)
Increase (decrease) in net assets derived from capital share transactions	(134,464,146)	1,112,712,710
Net increase (decrease) in net assets	345,534,715	1,351,235,830
Net Assets
Beginning of period	1,351,235,830	—
End of period	$1,696,770,545	$1,351,235,830
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Financial Highlights selected per share data and ratios
	Six months ended June 30,	February 10, 2025^ through December 31,
Initial Class	2026*	2025
Net asset value at beginning of period	$12.05	$10.00
Net investment income (loss) (a)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	4.42	2.08
Total from investment operations	4.40	2.05
Net asset value at end of period	$16.45	$12.05
Total investment return (b)	36.54%	20.50%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	(0.25)%	(0.30)%
Net expenses††(c)	0.78%	0.78%
Expenses (before waiver/reimbursement)††(c)	0.78%	0.79%
Portfolio turnover rate	24%	28%
Net assets at end of period (in 000's)	$444,618	$363,926

^	Commencement of Operations.
*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	February 10, 2025^ through December 31,
Service Class	2026*	2025
Net asset value at beginning of period	$12.02	$10.00
Net investment income (loss) (a)	(0.03)	(0.05)
Net realized and unrealized gain (loss)	4.41	2.07
Total from investment operations	4.38	2.02
Net asset value at end of period	$16.40	$12.02
Total investment return (b)	36.37%	20.23%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	(0.50)%	(0.55)%
Net expenses††(c)	1.03%	1.03%
Expenses (before waiver/reimbursement)††(c)	1.03%	1.04%
Portfolio turnover rate	24%	28%
Net assets at end of period (in 000's)	$1,252,152	$987,310

^	Commencement of Operations.
*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLIM VP Newton Technology Growth Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLIM VP Funds Trust (the “Fund”) (formerly known as New York Life Investments VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLIM VP Newton Technology Growth Portfolio (the "Portfolio") (formerly known as NYLI VP Newton Technology Growth Portfolio), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLIM VP Conservative Allocation Portfolio, NYLIM VP Moderate Allocation Portfolio, NYLIM VP Growth Allocation Portfolio and NYLIM VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 10, 2025
Service Class	February 10, 2025
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an

9

Notes to Financial Statements (Unaudited) (continued)
independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2026, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.

10	NYLIM VP Newton Technology Growth Portfolio

Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of the Portfolio's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.
Asset Class	Fair Value at 6/30/26	Valuation Technique	Unobservable Inputs	Impact to Value If Input Increase (Decrease)*	Inputs/Range	Weighted Average
Private Equity Preferred Stocks	$26,927,690	Market Approach	Monthly Enterprise Value Movement	Increase	7.9% - 14.0%	13.9%
			Weighting Probability	Increase	50.0%	50.0%
			Daily Market Movement of Comparables	Increase	1.9%	1.9%
*Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable inputs would have the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the

11

Notes to Financial Statements (Unaudited) (continued)
Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investment
Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of the Portfolio's prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection

12	NYLIM VP Newton Technology Growth Portfolio

with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Newton Investment Management North America, LLC ("NIMNA" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of the Subadvisory Agreement between New York Life Investment Management and NIMNA, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Portfolio's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.78% and 1.03%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2026, New York Life Investment Management earned fees from the Portfolio in the amount of $5,334,197 and paid the Subadvisor fees in the amount of $2,151,813.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Portfolio. These services include calculating the Portfolio's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Portfolio's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Portfolio.
(B) Distribution and Service Fees.   The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2026, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,110,963,328	$723,592,027	$(116,598,166)	$606,993,861
13

Notes to Financial Statements (Unaudited) (continued)
Note 5–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of June 30, 2026, restricted securities held by the Portfolio were as follows:
Security	Date(s) of Acquisition	Shares	Cost	6/30/26 Value	Percent of Net Assets
Databricks, Inc. Series H
Preferred Stock	2/7/2025	62,553	$ 6,129,357	$ 13,504,567	0.8%
Databricks, Inc. Series I
Preferred Stock	2/7/2025	5,384	527,561	1,162,352	0.1
Databricks, Inc. Series J
Preferred Stock	2/7/2025	55,462	5,434,537	11,973,691	0.7
Roofstock, Inc. Series E
Preferred Stock	2/7/2025	73,422	443,531	287,080	0.0‡
Total			$ 12,534,986	$ 26,927,690	1.6%

‡	Less than one-tenth of a percent.

Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 7–Line of Credit
The Portfolio and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 21, 2026, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 20, 2027, although the Portfolio, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 21, 2026, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended
June 30, 2026, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2026, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 9–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2026, purchases and sales of securities, other than short-term securities, were $337,869 and $437,811, respectively.

14	NYLIM VP Newton Technology Growth Portfolio

Note 10–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2026 and the period February 10, 2025 (commencement of operations) through December 31, 2026, including the in-kind transfer of securities, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	1,877,029	$22,751,925
Shares redeemed	(5,055,218)	(73,939,320)
Net increase (decrease)	(3,178,189)	$(51,187,395)
Period February 10, 2025 (commencement of operations) through December 31, 2025:
Shares sold	35,191,326	$354,507,890
Shares redeemed	(4,990,604)	(52,242,691)
Net increase (decrease)	30,200,722	$302,265,199

Service Class	Shares	Amount
Six-month period ended June 30, 2026:
Shares sold	3,400,022	$43,704,812
Shares redeemed	(9,149,612)	(126,981,563)
Net increase (decrease)	(5,749,590)	$(83,276,751)
Period February 10, 2025 (commencement of operations) through December 31, 2025:
Shares sold	97,549,103	$974,128,879
Shares redeemed	(15,430,415)	(163,681,368)
Net increase (decrease)	82,118,688	$810,447,511
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2026, events and transactions subsequent to June 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
16

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940,as amended “1940 Act”) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics

(a)(2)	Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the 1940 Act.

(b)	Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NYLIM VP FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	September 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	September 2, 2026

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	September 2, 2026